    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 27, 2011

                                                 FILE NOS. 333-47732; 811-05343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                         [X]
                          PRE-EFFECTIVE AMENDMENT NO.                                [_]
                          POST-EFFECTIVE AMENDMENT NO. 40                            [X]

                                AND/OR

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                    [X]
                        AMENDMENT NO. 270                                            [X]


                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                          (EXACT NAME OF REGISTRANT)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                6610 WEST BROAD STREET RICHMOND, VIRGINIA 23230
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICE, ZIP CODE)

                                (804) 281-6000
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            MICHAEL D. PAPPAS, ESQ
                           ASSOCIATE GENERAL COUNSEL
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
               (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

             ----------------------------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Upon the effective date of this Post-Effective Amendment to this Registration Statement

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:


[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2011 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE CHECK THE FOLLOWING BOX:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

TITLE OF SECURITIES BEING REGISTERED: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                                PROSPECTUS FOR
              FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACT
                                FORM P1156 9/00

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                 HOME OFFICE:
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                           TELEPHONE: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2011, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") offered to individuals and some qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Selections" in our marketing materials. This contract (RetireReady/SM/ Selections) is no longer offered or sold.


This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and our Guarantee Account that you should know before investing. (The Guarantee Account is not available for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications.) Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account (if available), or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):

Invesco V.I. Capital Appreciation Fund -- Series I shares
Invesco V.I. Core Equity Fund -- Series I shares
Invesco V.I. International Growth Fund -- Series II shares
Invesco Van Kampen V.I. Comstock Fund -- Series II shares (formerly, Van Kampen
  Life Investment Trust -- Comstock Portfolio -- Class II Shares)
Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares (formerly,
  The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares)


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B
AllianceBernstein Global Thematic Growth Portfolio -- Class B
AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein International Value Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B
AllianceBernstein Small Cap Growth Portfolio -- Class B

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.:
VP Inflation Protection Fund -- Class II

BLACKROCK VARIABLE SERIES FUNDS, INC.:
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares
BlackRock Value Opportunities V.I. Fund -- Class III Shares

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
Columbia Marsico Growth Fund, Variable Series -- Class A
Columbia Marsico International Opportunities Fund, Variable Series -- Class B

EATON VANCE VARIABLE TRUST:
VT Floating-Rate Income Fund



FEDERATED INSURANCE SERIES:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2

VIP Growth & Income Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Mutual Shares Securities Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE INVESTMENTS FUNDS, INC.:
Core Value Equity Fund -- Class 1 Shares
Money Market Fund
Real Estate Securities Fund -- Class 1 Shares
Small-Cap Equity Fund -- Class 1 Shares
Total Return Fund -- Class 1 Shares/1/
Total Return Fund -- Class 3 Shares/1/
U.S. Equity Fund -- Class 1 Shares

GENWORTH VARIABLE INSURANCE TRUST:
Genworth Calamos Growth Fund -- Service Shares


Genworth Davis NY Venture Fund -- Service Shares
Genworth Eaton Vance Large Cap Value Fund -- Service Shares
Genworth Enhanced International Index Fund -- Service Shares

Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares

Genworth PIMCO StocksPLUS Fund -- Service Shares

Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares (formerly,
  Genworth Columbia Mid Cap Value Fund -- Service Shares)


JANUS ASPEN SERIES:
Balanced Portfolio -- Service Shares
Forty Portfolio -- Service Shares

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Balanced Fund/VA -- Service Shares
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Global Securities Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares

Oppenheimer Main Street Small- & Mid- Cap Fund(R)/VA -- Service Shares
  (formerly, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares)


PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

THE PRUDENTIAL SERIES FUND:
Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares


WELLS FARGO VARIABLE TRUST:
Wells Fargo Advantage VT Omega Growth Fund -- Class 2 (formerly, Evergreen
  Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2)


THE FOLLOWING PORTFOLIO IS NOT AVAILABLE FOR NEW PURCHASE PAYMENTS OR TRANSFERS OR FOR NEW CONTRACTS ISSUED ON OR AFTER NOVEMBER 15, 2004:

JANUS ASPEN SERIES:
Overseas Portfolio -- Service Shares

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2006:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Mid Cap Value Fund

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) New Discovery Series -- Service Class Shares

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2007:


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):
Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares (formerly, Van
  Kampen Life Investment Trust -- Capital Growth Portfolio -- Class II Shares)


LEGG MASON PARTNERS VARIABLE EQUITY TRUST:

Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II


/1/ The Subaccount invests in Class 1 shares of the Total Return Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return Fund for contracts issued on or after May 1, 2006.

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER SEPTEMBER 8, 2008:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):

Invesco V.I. Basic Value Fund -- Series II shares


BLACKROCK VARIABLE SERIES FUNDS, INC.:
BlackRock Large Cap Growth V.I. Fund -- Class III Shares

GE INVESTMENTS FUNDS, INC:
Income Fund -- Class 1 Shares
Mid-Cap Equity Fund -- Class 1 Shares
Premier Growth Equity Fund -- Class 1 Shares
S&P 500(R) Index Fund

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:

Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I


MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Investors Trust Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:

Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares


RYDEX VARIABLE TRUST:
NASDAQ-100(R) Fund

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE AS INVESTMENT OPTIONS UNDER CONTRACTS ISSUED ON OR AFTER JANUARY 5, 2009:

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares.

Not all of these Portfolios may be available in all states or in all markets.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. YOU BEAR THE INVESTMENT RISK OF INVESTING IN THE PORTFOLIOS.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional underlying mutual fund options managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax- related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the contract is an appropriate investment for you.

A Statement of Additional Information, dated May 1, 2011, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information call us at:


                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS


DEFINITIONS................................................  8

FEE TABLES................................................. 11
   Examples................................................ 18

SYNOPSIS................................................... 20

CONDENSED FINANCIAL INFORMATION............................ 24

THE COMPANY................................................ 24

FINANCIAL CONDITION OF THE COMPANY......................... 24

THE SEPARATE ACCOUNT....................................... 25
   The Portfolios.......................................... 26
   Subaccounts............................................. 27
   Voting Rights........................................... 38
   Asset Allocation Program................................ 38

THE GUARANTEE ACCOUNT...................................... 47

CHARGES AND OTHER DEDUCTIONS............................... 48
   Transaction Expenses.................................... 48
       Surrender Charge.................................... 48
       Exceptions to the Surrender Charge.................. 49
   Deductions from the Separate Account.................... 49
   Charges for the Living Benefit Rider Options............ 49
   Charges for the Death Benefit Rider Options............. 53
   Other Charges........................................... 54

THE CONTRACT............................................... 54
   Purchase of the Contract................................ 54
   Ownership............................................... 55
   Assignment.............................................. 56
   Purchase Payments....................................... 56
   Valuation Day and Valuation Period...................... 56
   Allocation of Purchase Payments......................... 57
   Valuation of Accumulation Units......................... 57

TRANSFERS.................................................. 58
   Transfers Before the Annuity Commencement Date.......... 58
   Transfers from the Guarantee Account to the Subaccounts. 58
   Transfers from the Subaccounts to the Guarantee Account. 58
   Transfers Among the Subaccounts......................... 58
   Telephone/Internet Transactions......................... 59
   Confirmation of Transactions............................ 60
   Special Note on Reliability............................. 60
   Transfers by Third Parties.............................. 60
   Special Note on Frequent Transfers...................... 60
   Dollar Cost Averaging Program........................... 62
   Defined Dollar Cost Averaging Program................... 63
   Portfolio Rebalancing Program........................... 63
   Guarantee Account Interest Sweep Program................ 64


SURRENDERS AND PARTIAL WITHDRAWALS.....................................................................  64
   Surrenders and Partial Withdrawals..................................................................  64
   Restrictions on Distributions from Certain Contracts................................................  65
   Systematic Withdrawal Program.......................................................................  65
   Guaranteed Minimum Withdrawal Benefit Rider Options.................................................  66
       Lifetime Income Plus Solution...................................................................  67
       Lifetime Income Plus 2008.......................................................................  79
       Lifetime Income Plus 2007.......................................................................  91
       Lifetime Income Plus (for contracts issued on or after the later of May 1, 2006, or the date of state insurance department approval)..................................................  99
       Lifetime Income Plus (for contracts issued prior to May 1, 2006, or prior to the date of state insurance department approval).......................................................... 106
       Guaranteed Withdrawal Advantage................................................................. 112
       Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options................. 116

THE DEATH BENEFIT (FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2003, OR THE DATE OF STATE
  INSURANCE DEPARTMENT APPROVAL)....................................................................... 117
   Distribution Provisions Upon Death of Owner or Joint Owner.......................................... 117
   Death Benefit at Death of Any Annuitant Before Annuity Commencement
     Date.............................................................................................. 117
   Basic Death Benefit................................................................................. 117
   Annual Step-Up Death Benefit
     Rider Option...................................................................................... 118
   5% Rollup Death Benefit Rider Option................................................................ 118
   Earnings Protector Death Benefit
     Rider Option...................................................................................... 119
   The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option....... 120
   Termination of Death Benefit Rider Options
     When Contract Assigned or Sold.................................................................... 120
   How to Claim Proceeds and/or Death Benefit Payments................................................. 120
   Distribution Rules.................................................................................. 123

THE DEATH BENEFIT (FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2003, OR PRIOR TO THE DATE OF STATE
  INSURANCE DEPARTMENT APPROVAL)....................................................................... 123
   Death Benefit at Death of
      Any Annuitant Before the Annuity Commencement
      Date............................................................................................. 123
   Basic Death Benefit................................................................................. 123
   Death Benefit Rider Options......................................................................... 123
   Optional Death Benefit.............................................................................. 124
   Optional
      Enhanced
      Death Benefit.................................................................................... 124
   Optional
     Guaranteed
     Minimum Death Benefit............................................................................. 125
   When We
      Calculate the Death Benefit...................................................................... 125
   Death of an Owner or Joint Owner Before the Annuity Commencement Date............................... 125
   Death of Owner, Joint Owner, or Annuitant On or After the Annuity Commencement Date................. 128

INCOME PAYMENTS........................................................................................ 128
   Income Payments and the Annuity Commencement Date................................................... 128
   Optional Payment Plans.............................................................................. 130
   Variable
     Income
     Payments.......................................................................................... 131
   Transfers
     After the
     Annuity
     Commencement Date................................................................................. 131
   Guaranteed Income Advantage......................................................................... 131
   Payment
      Protection Rider Options......................................................................... 139
       Payment Optimizer Plus.......................................................................... 139
       Principal Protection Advantage.................................................................. 149

TAX MATTERS............................................................................................ 155
   Introduction........................................................................................ 155

   Taxation of Non-Qualified Contracts.............................................. 155
   Section 1035 Exchanges........................................................... 158
   Qualified Retirement Plans....................................................... 158
   Federal Income Tax Withholding................................................... 163
   State Income Tax Withholding..................................................... 163
   Tax Status of the Company........................................................ 163
   Federal Estate Taxes............................................................. 163
   Generation-Skipping Transfer Tax................................................. 163
   Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010. 163
   Federal Defense of Marriage Act.................................................. 163
   Annuity Purchases by Residents of Puerto Rico.................................... 163
   Annuity Purchases by Nonresident Aliens and Foreign Corporations................. 164
   Foreign Tax Credits.............................................................. 164
   Changes in the Law............................................................... 164

REQUESTING PAYMENTS................................................................. 164

SALE OF THE CONTRACTS............................................................... 165

ADDITIONAL INFORMATION.............................................................. 166
   Owner Questions.................................................................. 166
   Return Privilege................................................................. 166
   State Regulation................................................................. 166
   Evidence of Death, Age, Gender, Marital Status or Survival....................... 166
   Records and Reports.............................................................. 166
   Other Information................................................................ 166
   Exemption to File Periodic Reports............................................... 167
   Legal Proceedings................................................................ 167

APPENDIX A.......................................................................... A-1
   Examples of the Available Death Benefits......................................... A-1

APPENDIX B.......................................................................... B-1
   Condensed Financial Information.................................................. B-1

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

The following terms are used throughout the prospectus:

ACCUMULATION UNIT -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

ANNUITANT/JOINT ANNUITANT -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

ANNUITY COMMENCEMENT DATE -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated on your contract, unless changed by you in writing in a form acceptable to us.

ANNUITY UNIT -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

ASSET ALLOCATION MODEL -- A component of the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

BENEFIT DATE -- For the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

BENEFIT YEAR -- For the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), each one-year period following the Benefit Date and each anniversary of that date. For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.

CODE -- The Internal Revenue Code of 1986, as amended.

CONTRACT DATE -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

CONTRACT VALUE -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

DESIGNATED SUBACCOUNTS -- The Subaccounts available under the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

FUND -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

GENERAL ACCOUNT -- Assets of the Company other than those allocated to Genworth Life & Annuity VA Separate Account 1 or any other segregated asset account of the Company.

GIS SUBACCOUNT -- A division of the Separate Account that invests exclusively in shares of the GE Investments Funds, Inc. -- Total Return Fund. This Subaccount is only available when Guaranteed Income Advantage is elected at the time of application. Purchase payments may not be made directly to the GIS Subaccount. Allocations must be made pursuant to scheduled transfers from other Subaccounts in which you have allocated assets.

GROSS WITHDRAWAL -- For Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.

GUARANTEE ACCOUNT -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of the Separate Account. The Guarantee Account is not available for contracts issued on or after the later September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications.

GUARANTEED INCOME ADVANTAGE -- The marketing name for the Guaranteed Income Rider. This rider may be referred to by either name in this prospectus.

GUARANTEED WITHDRAWAL ADVANTAGE -- The marketing name for the Guaranteed Minimum Withdrawal Benefit Rider, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

HOME OFFICE -- Our office at 6610 West Broad Street, Richmond, Virginia 23230.

INCOME START DATE -- For Guaranteed Income Advantage, the date income payments begin from one or more segments pursuant to the terms of Guaranteed Income Advantage. For Principal Protection Advantage, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of Principal Protection Advantage.

INCOME START VALUE -- For Principal Protection Advantage, the portion of Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

INVESTMENT STRATEGY -- The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options. The Investment Strategy is required in order to receive the full benefit under these rider options.

LIFETIME INCOME PLUS -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

LIFETIME INCOME PLUS 2007 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

LIFETIME INCOME PLUS 2008 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

LIFETIME INCOME PLUS SOLUTION -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

MAXIMUM ANNIVERSARY VALUE -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

PAYMENT OPTIMIZER PLUS -- The marketing name for the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

PAYMENT PROTECTION PLAN -- A series of variable income payments that are provided pursuant to the terms of Principal Protection Advantage.

PORTFOLIO -- A division of a Fund, the assets of which are separated from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

PRINCIPAL PROTECTION ADVANTAGE -- The marketing name for the Payment Protection Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

PRINCIPAL PROTECTION DEATH BENEFIT -- The death benefit provided under Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if elected at the time of application, for an additional charge.

PURCHASE PAYMENT BENEFIT AMOUNT -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

RIDER DEATH BENEFIT -- The death benefit payable under Lifetime Income Plus and Lifetime Income Plus 2007.

ROLL-UP VALUE -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

SEPARATE ACCOUNT -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

SUBACCOUNT -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or in all markets. A Subaccount may be referred to as Investment Subdivision in your contract and/or marketing materials.

SURRENDER VALUE -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable surrender charge, premium tax and any optional benefit charges.

VALUATION DAY -- Any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares.

VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

WITHDRAWAL BASE -- An amount used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus Solution).

WITHDRAWAL FACTOR -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

WITHDRAWAL LIMIT -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Number of Completed     Surrender Charge as a
 payments withdrawn or surrendered)                Years Since We Received Percentage of the
                                                   the Purchase Payment    Purchase Payment
                                                                           Withdrawn or
                                                                           Surrendered/1/
                                                   ---------------------------------------------
                                                              0                     6%
                                                              1                     5%
                                                              2                     4%
                                                              3                     2%
                                                          4 or more                 0%
------------------------------------------------------------------------------------------------
 Transfer Charge                                                     $10.00/2/
------------------------------------------------------------------------------------------------

/1/You may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from purchase payments in the contract and then from any gain earned. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

 If you purchased Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

/2/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts after the first transfer in the calendar month.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications.

PERIODIC CHARGES OTHER THAN PORTFOLIO
EXPENSES
------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF YOUR AVERAGE
 DAILY NET ASSETS IN THE SEPARATE ACCOUNT)
------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                               1.55%
------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                   0.15%
------------------------------------------------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES                                                        1.70%
------------------------------------------------------------------------------------------------
LIVING BENEFIT RIDER OPTIONS/1/ (AS A PERCENTAGE OF YOUR AVERAGE
 DAILY NET ASSETS IN THE SEPARATE ACCOUNT)
------------------------------------------------------------------------------------------------
                                               Current Charge            Maximum Charge/2/
                                         -------------------------------------------------------
Guaranteed Withdrawal Advantage/3/                 0.50%                       1.00%
------------------------------------------------------------------------------------------------
Lifetime Income Plus/4/
 Single Annuitant Contract                         0.60%                       2.00%
                                         -------------------------------------------------------
 Joint Annuitant Contract                          0.75%                       2.00%
------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007/5/
 Single Annuitant Contract                         0.75%                       2.00%
                                         -------------------------------------------------------
 Joint Annuitant Contract                          0.85%                       2.00%
------------------------------------------------------------------------------------------------
Guaranteed Income Advantage                        0.50%                       0.50%
------------------------------------------------------------------------------------------------
Principal Protection Advantage/6/                  0.40%                       1.00%
------------------------------------------------------------------------------------------------
Payment Optimizer Plus/7/
 Single Annuitant Contract                         0.50%                       1.25%
                                         -------------------------------------------------------
 Joint Annuitant Contract                          0.65%                       1.25%
------------------------------------------------------------------------------------------------
LIVING BENEFIT RIDER OPTIONS/1,8/
------------------------------------------------------------------------------------------------
                                               Current Charge            Maximum Charge/2/
                                         -------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single Annuitant Contract               0.75% of benefit base       2.00% of benefit base
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single Annuitant Contract               0.75% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single Annuitant Contract               0.75% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

                                             Current Charge/9/          Maximum Charge/2,9/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.95% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit
-- Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.95% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.20% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit
-- Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.95% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.50% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
DEATH BENEFIT RIDER OPTIONS/10/ (AS A PERCENTAGE OF YOUR CONTRACT
 VALUE AT THE TIME THE CHARGE IS TAKEN)/11/
------------------------------------------------------------------------------------------------
                                              Current Charge             Maximum Charge/2/
                                         -------------------------------------------------------
Annual Step-Up Death Benefit Rider
 Option                                            0.20%                       0.20%
------------------------------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option               0.30%                       0.30%
------------------------------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                            0.30%                       0.30%
------------------------------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                              0.70%                       0.70%
------------------------------------------------------------------------------------------------

/1/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/2/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/3/Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

/4/Lifetime Income Plus is not available for contracts issued on or after May
   1, 2008.

/5/Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

/6/Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

/7/Payment Optimizer Plus is not available for contracts issued after October
   17, 2008.

/8/You may purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by each rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

 If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

 The charges for each rider will be deducted at the end of the calendar quarter.

/9/The current and maximum charges reflected in the fee table for Lifetime
   Income Plus Solution are for contracts issued on or after January 5, 2009. The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 are as follows:

                                               Current Charge              Maximum Charge
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.85% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.85% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

                                               Current Charge              Maximum Charge
                                         -------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.85% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

/10/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
    Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution.

 You may purchase the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, purchase the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be purchased with any other death benefit rider option.

/11/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

The following charges apply to contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications.

PERIODIC CHARGES OTHER THAN PORTFOLIO
 EXPENSES
---------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF YOUR AVERAGE DAILY
 NET ASSETS IN THE SEPARATE ACCOUNT)
---------------------------------------------------------------------------
 Mortality and Expense Risk Charge                   1.55%
---------------------------------------------------------------------------
 Administrative Expense Charge                       0.15%
---------------------------------------------------------------------------
LIVING BENEFIT RIDER OPTIONS/1/ (AS A PERCENTAGE OF YOUR AVERAGE DAILY
 NET ASSETS IN THE SEPARATE ACCOUNT)
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/2/
                                         ----------------------------------
 Guaranteed Withdrawal Advantage             0.50%            1.00%
---------------------------------------------------------------------------
 Lifetime Income Plus                        0.60%            2.00%
---------------------------------------------------------------------------
 Guaranteed Income Advantage                 0.50%            0.50%
---------------------------------------------------------------------------
 Principal Protection Advantage              0.40%            1.00%
---------------------------------------------------------------------------
DEATH BENEFIT RIDER OPTIONS/3/ (AS A PERCENTAGE OF YOUR CONTRACT VALUE AT
 THE TIME THE CHARGE IS TAKEN)/4/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option         0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                        0.70%            0.70%
---------------------------------------------------------------------------
                                            Current          Maximum
                                         ----------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES/5/                                 2.90%            3.90%
---------------------------------------------------------------------------

/1/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/2/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/3/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
   Plus at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus.

/4/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/5/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and either Guaranteed Withdrawal Advantage or Guaranteed Income Advantage. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Annual Step-Up Death Benefit Rider and Lifetime Income Plus. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.

The following charges apply to contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications.

PERIODIC CHARGES OTHER THAN PORTFOLIO
EXPENSES
---------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF YOUR AVERAGE DAILY
 NET ASSETS IN THE SEPARATE ACCOUNT)
---------------------------------------------------------------------------
 Mortality and Expense Risk Charge                   1.55%
---------------------------------------------------------------------------
 Administrative Expense Charge                       0.15%
---------------------------------------------------------------------------
LIVING BENEFIT RIDER OPTIONS/1/ (AS A PERCENTAGE OF YOUR AVERAGE DAILY
 NET ASSETS IN THE SEPARATE ACCOUNT)
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/2/
                                         ----------------------------------
 Guaranteed Withdrawal Advantage             0.50%            1.00%
---------------------------------------------------------------------------
 Guaranteed Income Advantage                 0.40%            0.50%
---------------------------------------------------------------------------
 Principal Protection Advantage              0.40%            1.00%
---------------------------------------------------------------------------
DEATH BENEFIT RIDER OPTIONS (AS A PERCENTAGE OF YOUR CONTRACT VALUE AT THE
 TIME THE CHARGE IS TAKEN)/3/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option         0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                        0.70%            0.70%
---------------------------------------------------------------------------
                                            Current          Maximum
                                         ----------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES/4/                                 2.90%            3.40%
---------------------------------------------------------------------------

/1/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/2/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/3/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/4/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elected the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and Guaranteed Withdrawal Advantage. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and either Guaranteed Withdrawal Advantage or Principal Protection Advantage. If another combination of optional benefits was elected, or if no optional benefit was elected, the total Separate Account annual expenses would be lower.

The following charges apply to contracts issued prior to May 1, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications.

PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES
-------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
 (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS IN THE SEPARATE ACCOUNT)
-------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                             1.55%
-------------------------------------------------------------------------------------
  Administrative Expense Charge                                                 0.15%
-------------------------------------------------------------------------------------
OPTIONAL BENEFITS/1/
-------------------------------------------------------------------------------------
  Optional Death Benefit Charge                                              0.10%/2/
-------------------------------------------------------------------------------------
  Optional Enhanced Death Benefit Charge                                     0.20%/3/
-------------------------------------------------------------------------------------
  Optional Guaranteed Minimum Death Benefit Charge                           0.25%/4/
-------------------------------------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                               2.25%/5/
-------------------------------------------------------------------------------------

/1/All charges for the optional benefits are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/2/This charge is a percentage of the Contract Value at the time the charge is taken. This may be referred to as the "Annual Step-Up Death Benefit" in our marketing materials.

/3/This charge is a percentage of your average Contract Value for the prior contract year. This may be referred to as the "Earnings Protector(R)" in our marketing materials.

/4/This charge is a percentage of the Contract Value at the time the charge is taken.

/5/The Maximum Total Separate Account Annual Expenses assume that the owner elected all available death benefit rider options at the time of application. If the owner did not elect all the death benefit rider options, or did not elect any death benefit rider option, the total Separate Account annual expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


ANNUAL PORTFOLIO EXPENSES/1/                                                      MINIMUM MAXIMUM
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.43%   2.27%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2010, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.38% and 1.78%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLES

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2006, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING EXAMPLES APPLY:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected either Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include the effect of any taxes or tax penalties that may be assessed upon surrender of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,221      $2,420      $3,460       $7,069


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $596       $1,968      $3,362       $6,951


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $681       $2,060      $3,460       $7,069


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base PLUS a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually in arrears as a percentage of the Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF APRIL 29, 2005, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, BUT PRIOR TO MAY 1, 2006, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING EXAMPLES
APPLY:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Lifetime Income Plus;

  .  elected the Annual Step-Up Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,154      $2,180      $2,999       $5,826


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $594       $1,801      $2,980       $5,808


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $614       $1,820      $2,999       $5,826


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . a maximum charge of 2.00% for Lifetime Income Plus (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider Option (deducted annually as a percentage of Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2003, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, BUT PRIOR TO APRIL 29, 2005, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING EXAMPLES
APPLY:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Guaranteed Withdrawal Advantage or Principal Protection Advantage;

  . elected the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,107      $2,050      $2,798       $5,503


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $497       $1,621      $2,730       $5,437


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $567       $1,690      $2,798       $5,503


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . a charge of 1.00% for Guaranteed Withdrawal Advantage or Principal Protection Advantage (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.70% for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option (deducted annually as a percentage of the Contract Value).

If one or both of the optional riders are not elected, the expense figures shown above would be lower.

FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2003, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING EXAMPLES APPLY:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected the Optional Death Benefit, the Optional Enhanced Death Benefit and the Optional Guaranteed Minimum Death Benefit riders; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $994       $1,730      $2,294       $4,643


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $399       $1,314      $2,237       $4,585


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $454       $1,370      $2,294       $4,643


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . a charge of 0.10% for the Optional Death Benefit (an annual rate as a percentage of the Contract Value);

  . a charge of 0.20% for the Optional Enhanced Death Benefit (an annual rate as a percentage of the Contract Value at the time the charge is taken); and

  . a charge of 0.25% for the Optional Guaranteed Minimum Death Benefit (an annual rate as a percentage of your prior contract year's average Contract Value).

If one or all of the optional death benefit riders are not elected, the expense figures shown above would be lower.

SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

HOW DOES THE CONTRACT WORK? Once we approve your application, we will issue a contract to you. During the accumulation period, you can use your purchase payments to buy Accumulation Units in the Separate Account, and for contracts issued prior to September 2, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, you may purchase interest in the Guarantee Account. Should you decide to receive income payments (annuitize your contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments from the GIS Subaccount(s) pursuant to the election of Guaranteed Income Advantage or you are taking income payments pursuant to the election of one of the Payment Protection Rider Options. All income payments made from the GIS Subaccount(s) will be made in accordance with the terms of Guaranteed Income Advantage. All income payments made from a Payment Protection Rider Option will be made in accordance with the terms of the applicable Payment Protection Rider Option. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decide to annuitize and on the value of each unit on the date the payment is determined. See "The Contract," the "Income Payments -- Guaranteed Income Advantage," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus. If only a portion of the contract is being annuitized, monthly income payments will be taxed as partial withdrawals, rather than income payments. See the "Tax Treatment of Guaranteed Income Advantage" and "Tax Treatment of Principal Protection Advantage" provisions of this prospectus.

WHAT IS THE SEPARATE ACCOUNT? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

WHAT ARE MY VARIABLE INVESTMENT CHOICES? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

WHAT IS THE GUARANTEE ACCOUNT? For contracts issued prior to September 2, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, we offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. For contracts issued prior to September 2, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, you may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or in all markets. See "The Guarantee Account" and the "Transfers" provisions of this prospectus.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for four full years, we will assess a surrender charge ranging from 6% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for four full years, the surrender charge for those purchase payments reduces to 0%.

You may partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any purchase payments made and then from any gain in the contract. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge under certain conditions. See the "Surrender Charge" provision of this prospectus.

We assess annual contract charges in the aggregate at an effective annual rate of 1.70% against the daily net asset value of the Separate Account. These charges consist of a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.15%. We also charge for the optional riders. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time your contract incurs the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or your Contract Value, as applicable. See the "Charges and Other Deductions" and "Deductions for Premium Taxes" provisions of this prospectus.

There are expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. See the "Fee Tables" section in this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who distribute the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that invest in the same Portfolios (or many of the same) offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

HOW MUCH MUST I PAY AND HOW OFTEN? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract -- Purchase Payments" provision of this prospectus.

HOW WILL MY INCOME PAYMENTS BE CALCULATED? We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start Date and the Annuity Commencement Date if Guaranteed Income Advantage or Principal Protection Advantage is elected at the time of application), provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

WHAT HAPPENS IF I DIE BEFORE THE ANNUITY COMMENCEMENT DATE?   Before the
Annuity Commencement Date, if an owner, joint owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See "The Death Benefit" provision of this prospectus.

MAY I TRANSFER ASSETS AMONG SUBACCOUNTS AND TO AND FROM THE GUARANTEE ACCOUNT? You may transfer assets among the Subaccounts and, if your contract is issued prior to September 2, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, you may transfer assets to and from the Guarantee Account. However, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on transfer rights.

For transfers among the Subaccounts and transfers to the Subaccounts from the Guarantee Account, the minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Annuity Commencement Date," "Income Payments --Guaranteed Income Advantage," and "The Guarantee Account" provisions of this prospectus. In addition, if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under those riders may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

MAY I SURRENDER THE CONTRACT OR TAKE PARTIAL WITHDRAWALS? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for qualified distributions from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. For example, a partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus. In addition, if you elect Guaranteed Income Advantage and you take a withdrawal from the GIS Subaccount(s), you will lose your right to make any additional scheduled transfers to that segment and your guaranteed income floor will be adjusted to reflect the withdrawal made. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, partial withdrawals may affect the benefit you receive under that rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value PLUS any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

WHAT OPTIONAL BENEFITS ARE AVAILABLE UNDER THIS CONTRACT? We offer several optional benefits by rider under this prospectus. The riders may not be available in all states or markets.

THE LIVING BENEFIT RIDER OPTIONS. We currently offer three "living benefit rider options" under this prospectus. You may not purchase the riders together or in any combination. Five other living benefit riders, Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Principal
Protection Advantage and Payment Optimizer Plus, are no longer offered for sale.

Five Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in this prospectus: Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution provide guaranteed withdrawals until the last death of an Annuitant, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008. To receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must allocate all purchase payments and Contract Value in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate purchase payments and Contract Value in accordance with the Investment Strategy prescribed by that rider. Under certain circumstances, the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options may be reduced or lost. In addition, if you terminate the contract or rider, you will lose your benefit. Please see the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" provision of this prospectus for more information about the riders and their features.

We also offer Guaranteed Income Advantage, which provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). You may not allocate purchase payments or assets in your contract directly into the GIS Subaccount(s). Rather, allocations to the GIS Subaccount(s) must be made through a series of scheduled transfers from other Subaccounts in which you have allocated assets. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus for more information about the rider and its features.

Finally, we discuss two Payment Protection Rider Options in this prospectus:
Payment Optimizer Plus and Principal Protection Advantage. These riders provide for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. To receive the full benefit provided by either of the Payment Protection Rider Options, you must allocate all purchase payments and assets in your contract in accordance with the Investment Strategy prescribed by the particular rider. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Payment Protection Rider Options" provision of this prospectus for more information about the rider and its features.

Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.

THE DEATH BENEFIT RIDER OPTIONS. We offer the following four optional death benefits by rider in addition to the Basic Death Benefit provided under the contract: (i) the Annual Step-Up Death Benefit Rider; (ii) the 5% Rollup Death Benefit Rider; (iii) the Earnings Protector Death Benefit Rider; and (iv) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider.

Each of these optional death benefit riders is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see "The Death Benefit" provision of this prospectus for more information about these optional death benefit riders and their features.

ARE THERE ANY RISKS TO PURCHASING ONE OF THE LIVING BENEFIT RIDER OPTIONS OR DEATH BENEFIT RIDER OPTIONS? Guaranteed benefits provided under the living benefit rider options and death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

WHEN ARE MY ALLOCATIONS EFFECTIVE WHEN PURCHASING THIS CONTRACT? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Subaccounts that correspond to the Portfolios you choose and, for those contracts issued prior to September 2, 2003, or prior to the date state insurance authorities approve applicable contract modifications, we will allocate your initial purchase payment directly to the Guarantee Account if you so elect on your application. For contract owners that have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), all purchase payments must be allocated in accordance with the Investment Strategy as outlined in each rider in order to receive the full benefit provided by the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. For contract owners that have elected Guaranteed Income Advantage, purchase payments may not be allocated directly to the GIS Subaccount(s), but must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. See "The Contract -- Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," the "Income Payments -- Guaranteed Income Advantage," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

WHAT ARE THE FEDERAL TAX IMPLICATIONS OF MY INVESTMENT IN THE
CONTRACT? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA). In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in its advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

ASSETS IN THE SEPARATE ACCOUNT. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

ASSETS IN THE GENERAL ACCOUNT. Depending on when you purchased your contract, you also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products as well, such as group variable annuities offered through retirement plans, term and universal life insurance, Medicare supplement insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

OUR FINANCIAL CONDITION. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

HOW TO OBTAIN MORE INFORMATION. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contracts as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contracts. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a Separate Account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered under the contracts. You decide the Subaccounts to which you allocate purchase payments and Contract Value. In addition, you currently may change your future purchase payment allocation without penalty or charges. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), however, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. In addition, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

BEFORE CHOOSING A SUBACCOUNT TO WHICH YOU WILL ALLOCATE YOUR PURCHASE PAYMENTS AND CONTRACT VALUE, CAREFULLY READ THE PROSPECTUS FOR EACH PORTFOLIO, ALONG WITH THIS PROSPECTUS. YOU MAY OBTAIN THE MOST RECENT PROSPECTUS FOR EACH PORTFOLIO BY CALLING US AT (800) 352-9910, OR WRITING US AT 6610 WEST BROAD STREET, RICHMOND, VIRGINIA 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any of the Portfolios will meet these objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Portfolios.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account, if available, at any one time. For contract owners that have elected Guaranteed Income Advantage, you may not allocate purchase payments directly to the GIS Subaccount(s). Such allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under those riders may be reduced if your purchase payments and Contract Value are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate purchase payments and Contract Value in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.



                         SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                         ----------------------------------------------------------------------------
AIM VARIABLE INSURANCE   INVESCO V.I. CAPITAL APPRECIATION    Long-term growth of capital.
FUNDS (INVESCO VARIABLE  FUND -- SERIES I SHARES
INSURANCE FUNDS)
                         ----------------------------------------------------------------------------
                         INVESCO V.I. CORE EQUITY FUND --     Long-term growth of capital.
                         SERIES I SHARES
                         ----------------------------------------------------------------------------
                         INVESCO V.I. INTERNATIONAL GROWTH    Long-term growth of capital.
                         FUND -- SERIES II SHARES
                         ----------------------------------------------------------------------------
                         INVESCO VAN KAMPEN V.I.              Seeks capital growth and income
                         COMSTOCK FUND -- CLASS II SHARES     through investments in equity
                         (FORMERLY, VAN KAMPEN LIFE           securities, including common stocks,
                         INVESTMENT TRUST -- COMSTOCK         preferred stocks and securities
                         PORTFOLIO -- CLASS II SHARES)        convertible into common and preferred
                                                              stocks.
                         ----------------------------------------------------------------------------
                         INVESCO VAN KAMPEN V.I. EQUITY       Seeks both capital appreciation and
                         AND INCOME FUND -- CLASS II          current income.
                         SHARES (FORMERLY, THE UNIVERSAL
                         INSTITUTIONAL FUNDS, INC. -- EQUITY
                         AND INCOME PORTFOLIO -- CLASS II
                         SHARES)
                         ----------------------------------------------------------------------------
ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN BALANCED WEALTH    Seeks to maximize total return
VARIABLE PRODUCTS        STRATEGY PORTFOLIO -- CLASS B        consistent with the adviser's
SERIES FUND, INC.                                             determination of reasonable risk.
                         ----------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GLOBAL             Long-term growth of capital.
                         THEMATIC GROWTH PORTFOLIO --
                         CLASS B
                         ----------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GROWTH AND         Long-term growth of capital.
                         INCOME PORTFOLIO -- CLASS B
                         ----------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN INTERNATIONAL      Long-term growth of capital.
                         VALUE PORTFOLIO -- CLASS B
                         ----------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN LARGE CAP          Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         ----------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN SMALL CAP          Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         ----------------------------------------------------------------------------
AMERICAN CENTURY         VP INFLATION PROTECTION FUND --      The fund pursues long-term total
VARIABLE PORTFOLIOS II,  CLASS II                             return using a strategy that seeks to
INC.                                                          protect against U.S. inflation.
                         ----------------------------------------------------------------------------
BLACKROCK VARIABLE       BLACKROCK BASIC VALUE V.I.           Seeks capital appreciation and,
SERIES FUNDS, INC.       FUND -- CLASS III SHARES             secondarily, income.

                         ----------------------------------------------------------------------------


                                       ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                 AS APPLICABLE)
--------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.


--------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

--------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

--------------------------------------------------------------------
Seeks capital growth and income        Invesco Advisers, Inc.
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
--------------------------------------------------------------------
Seeks both capital appreciation and    Invesco Advisers, Inc.
current income.




--------------------------------------------------------------------
Seeks to maximize total return         AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
--------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.


--------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

--------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

--------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

--------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

--------------------------------------------------------------------
The fund pursues long-term total       American Century Investment
return using a strategy that seeks to  Management, Inc.
protect against U.S. inflation.
--------------------------------------------------------------------
Seeks capital appreciation and,        BlackRock Advisors, LLC
secondarily, income.                   (subadvised by BlackRock
                                       Investment Management, LLC)
--------------------------------------------------------------------


                         SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                         ----------------------------------------------------------------------------
                         BLACKROCK GLOBAL ALLOCATION V.I.  Seeks high total investment return.
                         FUND -- CLASS III SHARES


                         ----------------------------------------------------------------------------
                         BLACKROCK VALUE OPPORTUNITIES     Seeks long-term capital growth.
                         V.I. FUND -- CLASS III SHARES

                         ----------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE  COLUMBIA MARSICO GROWTH FUND,     The fund seeks long-term growth of
INSURANCE TRUST I        VARIABLE SERIES -- CLASS A        capital.

                         ----------------------------------------------------------------------------
                         COLUMBIA MARSICO INTERNATIONAL    The fund seeks long-term growth of
                         OPPORTUNITIES FUND, VARIABLE      capital.
                         SERIES -- CLASS B
                         ----------------------------------------------------------------------------
EATON VANCE VARIABLE     VT FLOATING-RATE INCOME FUND      To provide a high level of current
TRUST                                                      income.
                         ----------------------------------------------------------------------------
FEDERATED INSURANCE      FEDERATED HIGH INCOME BOND        Seeks high current income by
SERIES                   FUND II -- SERVICE SHARES         investing in a diversified portfolio of
                                                           high-yield, lower-rated corporate
                                                           bonds, commonly referred to as
                                                           "junk bonds."
                         ----------------------------------------------------------------------------
                         FEDERATED KAUFMANN FUND II --     Seeks capital appreciation.
                         SERVICE SHARES


                         ----------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP BALANCED PORTFOLIO --         Seeks income and capital growth
INSURANCE PRODUCTS       SERVICE CLASS 2                   consistent with reasonable risk.
FUND











                         ----------------------------------------------------------------------------
                         VIP CONTRAFUND(R) PORTFOLIO --    Seeks long-term capital appreciation.
                         SERVICE CLASS 2

                         ----------------------------------------------------------------------------
                         VIP DYNAMIC CAPITAL               Seeks capital appreciation.
                         APPRECIATION PORTFOLIO --
                         SERVICE CLASS 2
                         ----------------------------------------------------------------------------
                         VIP EQUITY-INCOME PORTFOLIO --    Seeks reasonable income. The fund
                         SERVICE CLASS 2                   will also consider the potential for
                                                           capital appreciation. The fund's goal is
                                                           to achieve a yield which exceeds the
                                                           composite yield on the securities
                                                           comprising the S&P 500(R) Index.
                         ----------------------------------------------------------------------------
                         VIP GROWTH PORTFOLIO --           Seeks to achieve capital appreciation.
                         SERVICE CLASS 2

                         ----------------------------------------------------------------------------
                         VIP GROWTH & INCOME               Seeks high total return through a
                         PORTFOLIO -- SERVICE CLASS 2      combination of current income and
                                                           capital appreciation.
                         ----------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks high total investment return.       BlackRock Advisors, LLC
                                          (subadvised by BlackRock
                                          Investment Management, LLC and
                                          BlackRock International Limited)
-----------------------------------------------------------------------------
Seeks long-term capital growth.           BlackRock Advisors, LLC
                                          (subadvised by BlackRock
                                          Investment Management, LLC)
-----------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
                                          Marsico Capital Management, LLC)
-----------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
                                          Marsico Capital Management, LLC)
-----------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
-----------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in a diversified portfolio of   Company
high-yield, lower-rated corporate
bonds, commonly referred to as
"junk bonds."
-----------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
         Company of Pennsylvania
                                          (subadvised by Federated Global
                                          Investment Management Corp.)
-----------------------------------------------------------------------------
Seeks income and capital growth           Fidelity Management & Research
consistent with reasonable risk.          Company (FMR) (subadvised by
                  Fidelity Investments Money
                                          Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity
                                          Research & Analysis Company
                                          (FRAC), Fidelity Management &
                                          Research (U.K.) Inc. (FMR U.K.),
                                          Fidelity International Investment
                                          Advisors (FIIA), Fidelity
                                          International Investment Advisors
                                          (U.K.) Limited (FIIA(U.K.)L), and
                                          Fidelity Investments Japan Limited
                                          (FIJ))
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
         FIJ)
-----------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
-----------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks high total return through a         FMR (subadvised by FMRC, FRAC,
combination of current income and         FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                     FIJ)
-----------------------------------------------------------------------------


                    SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                    ------------------------------------------------------------------------------
                    VIP INVESTMENT GRADE BOND          Seeks as high a level of current income
                    PORTFOLIO -- SERVICE CLASS 2       as is consistent with the preservation of
                                                       capital.
                    ------------------------------------------------------------------------------
                    VIP MID CAP PORTFOLIO --           Seeks long-term growth of capital.
                    SERVICE CLASS 2

                    ------------------------------------------------------------------------------
                    VIP VALUE STRATEGIES PORTFOLIO --  Seeks capital appreciation.
                    SERVICE CLASS 2

                    ------------------------------------------------------------------------------
FRANKLIN TEMPLETON  MUTUAL SHARES SECURITIES FUND --   Seeks capital appreciation, with
VARIABLE INSURANCE  CLASS 2 SHARES                     income as a secondary goal. The fund
PRODUCTS TRUST                                         normally invests primarily in U.S. and
                                                       foreign equity securities that the
                                                       manager believes are undervalued.
                    ------------------------------------------------------------------------------
                    TEMPLETON GROWTH SECURITIES        Seeks long-term capital growth. The
                    FUND -- CLASS 2 SHARES             fund normally invests primarily in
                                                       equity securities of companies located
                                                       anywhere in the world, including those
                                                       in the U.S. and in emerging markets.
                    ------------------------------------------------------------------------------
GE INVESTMENTS      CORE VALUE EQUITY FUND --          Seeks long-term growth of capital and
FUNDS, INC.         CLASS 1 SHARES                     future income.
                    ------------------------------------------------------------------------------
                    MONEY MARKET FUND/1/               Seeks a high level of current income
                                                       consistent with the preservation of
                                                       capital and maintenance of liquidity.
                    ------------------------------------------------------------------------------
                    REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                    CLASS 1 SHARES                     current income and capital
                                                       appreciation.
                    ------------------------------------------------------------------------------
                    SMALL-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital.
                    SHARES






                    ------------------------------------------------------------------------------
                    TOTAL RETURN FUND/2/               Seeks the highest total return,
                                                       composed of current income and
                                                       capital appreciation, as is consistent
                                                       with prudent investment risk.

                    ------------------------------------------------------------------------------
                    U.S. EQUITY FUND -- CLASS 1        Seeks long-term growth of capital.
                    SHARES
                    ------------------------------------------------------------------------------


                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
-------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
-------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
-------------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income.
-------------------------------------------------------------------------------
Seeks a high level of current income       GE Asset Management Incorporated
consistent with the preservation of
capital and maintenance of liquidity.
-------------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
                                           (subadvised by Palisade Capital
                                           Management, L.L.C., Champlain
                                           Investment Partners, LLC,
                                           GlobeFlex Capital, LP, Kennedy
                                           Capital Management, Inc. and
                                           SouthernSun Asset Management,
                                           Inc.)
-------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by Kennedy Capital
capital appreciation, as is consistent     Management, Inc., Urdang Securities
with prudent investment risk.              Management, Inc. and Palisade
         Capital Management, L.L.C.)
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

-------------------------------------------------------------------------------


                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.


                      SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                      ------------------------------------------------------------------------------
GENWORTH VARIABLE     GENWORTH CALAMOS GROWTH            The fund's investment objective is
INSURANCE TRUST/1/    FUND -- SERVICE SHARES             long-term capital growth.

                      ------------------------------------------------------------------------------
                      GENWORTH DAVIS NY VENTURE          The fund's investment objective is
                      FUND -- SERVICE SHARES             long-term growth of capital.

                      ------------------------------------------------------------------------------
                      GENWORTH EATON VANCE LARGE CAP     The fund's investment objective is to
                      VALUE FUND -- SERVICE SHARES       seek total return.

                      ------------------------------------------------------------------------------
                      GENWORTH ENHANCED INTERNATIONAL    The fund's investment objective is to
                      INDEX FUND -- SERVICE SHARES       outperform the Morgan Stanley Capital
                                                         International Europe, Australasia and
                                                         Far East Index ("MSCI EAFE Index")
                                                         while maintaining a market level of
                                                         risk.
                      ------------------------------------------------------------------------------
                      GENWORTH GOLDMAN SACHS             The fund's investment objective is to
                      ENHANCED CORE BOND INDEX           seek to outperform the total return
                      FUND -- SERVICE SHARES             performance of the Barclays Capital
                                                         Aggregate Bond Index (the "Bond
                                                         Index") while maintaining a risk level
                                                         commensurate with the Bond Index.
                      ------------------------------------------------------------------------------
                      GENWORTH LEGG MASON                The fund's investment objective is to
                      CLEARBRIDGE AGGRESSIVE GROWTH      seek capital appreciation.
                      FUND -- SERVICE SHARES
                      ------------------------------------------------------------------------------
                      GENWORTH PIMCO STOCKSPLUS          The fund's investment objective is to
                      FUND -- SERVICE SHARES             seek total return which exceeds that of
                                                         the S&P 500 Index.

                      ------------------------------------------------------------------------------
                      GENWORTH PYRAMIS(R) SMALL/MID      The fund's investment objective is
                      CAP CORE FUND -- SERVICE SHARES    long-term capital appreciation.
                      (FORMERLY, GENWORTH COLUMBIA
                      MID CAP VALUE FUND -- SERVICE
                      SHARES)
                      ------------------------------------------------------------------------------
JANUS ASPEN SERIES    BALANCED PORTFOLIO --              Seeks long-term capital growth,
                      SERVICE SHARES                     consistent with preservation of capital
                                                         and balanced by current income.
                      ------------------------------------------------------------------------------
                      FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/2/ that seeks long-term growth of capital.
                      ------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to
INSURANCE TRUST       SERIES -- SERVICE CLASS SHARES     seek capital appreciation.
                      ------------------------------------------------------------------------------
                      MFS(R) TOTAL RETURN SERIES --      The fund's investment objective is to
                      SERVICE CLASS SHARES               seek total return.
                      ------------------------------------------------------------------------------
                      MFS(R) UTILITIES SERIES --         The fund's investment objective is to
                      SERVICE CLASS SHARES               seek total return.
                      ------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  OPPENHEIMER BALANCED               Seeks a high total investment return,
ACCOUNT FUNDS         FUND/VA -- SERVICE SHARES          which includes current income and
                                                         capital appreciation
                      ------------------------------------------------------------------------------
                      OPPENHEIMER CAPITAL                Seeks capital appreciation by investing
                      APPRECIATION FUND/VA --            in securities of well-known,
                      SERVICE SHARES                     established companies.
                      ------------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term capital growth.                  Management, Inc. (subadvised by
                                           Calamos Advisors LLC)
----------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term growth of capital.               Management, Inc. (subadvised by
                                           Davis Selected Advisers, L.P.)
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek total return.                         Management, Inc. (subadvised by
                                           Eaton Vance Management)
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
outperform the Morgan Stanley Capital      Management, Inc.
International Europe, Australasia and
Far East Index ("MSCI EAFE Index")
while maintaining a market level of
risk.
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek to outperform the total return        Management, Inc. (subadvised by
performance of the Barclays Capital        Goldman Sachs Asset
Aggregate Bond Index (the "Bond            Management, L.P.)
Index") while maintaining a risk level
commensurate with the Bond Index.
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek capital appreciation.                 Management, Inc. (subadvised by
         ClearBridge Advisors, LLC)
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek total return which exceeds that of    Management, Inc. (subadvised by
the S&P 500 Index.                         Pacific Investment Management
                                           Company LLC)
----------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term capital appreciation.            Management, Inc. (subadvised by
         Pyramis Global Advisors, LLC)


----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
----------------------------------------------------------------------------
A non-diversified portfolio/2/ that seeks  Janus Capital Management LLC long-term growth of capital.
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
----------------------------------------------------------------------------
Seeks a high total investment return,      OppenheimerFunds, Inc.
which includes current income and
capital appreciation
----------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in securities of well-known,
established companies.
----------------------------------------------------------------------------



                    /1/ Please see the provision below under the heading
                        "Information about the Genworth Variable Insurance Trust" for important information about this Fund.

                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                       SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                       ------------------------------------------------------------------------------
                       OPPENHEIMER GLOBAL SECURITIES      Seeks long-term capital appreciation
                       FUND/VA -- SERVICE SHARES          by investing a substantial portion of its
                                                          assets in securities of foreign issuers,
                                                          "growth type" companies, cyclical
                                                          industries and special situations that
                                                          are considered to have appreciation
                                                          possibilities.
                       ------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET            Seeks high total return.
                       FUND/VA -- SERVICE SHARES
                       ------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET SMALL-     Seeks capital appreciation.
                       & MID- CAP FUND(R)/VA -- SERVICE
                       SHARES (FORMERLY, OPPENHEIMER
                       MAIN STREET SMALL CAP FUND/VA
                       -- SERVICE SHARES)
                       ------------------------------------------------------------------------------
PIMCO VARIABLE         ALL ASSET PORTFOLIO -- ADVISOR     Seeks maximum real return consistent
INSURANCE TRUST        CLASS SHARES                       with preservation of real capital and
                                                          prudent investment management.
                       ------------------------------------------------------------------------------
                       HIGH YIELD PORTFOLIO --            Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                                                          Invests at least 80% of its assets in a
                                                          diversified portfolio of high yield
                                                          securities ("junk bonds") rated below
                                                          investment grade but rated at least Caa
                                                          by Moody's or CCC by S&P, or, if
                                                          unrated, determined by PIMCO to be
                                                          of comparable quality, subject to a
                                                          maximum of 5% of its total assets in
                                                          securities rated Caa by Moody's or
                                                          CCC by S&P, or, if unrated,
                                                          determined by PIMCO to be of
                                                          comparable quality.
                       ------------------------------------------------------------------------------
                       LONG-TERM U.S. GOVERNMENT          Seeks maximum total return,
                       PORTFOLIO -- ADMINISTRATIVE CLASS  consistent with preservation of capital
                       SHARES                             and prudent investment management.
                       ------------------------------------------------------------------------------
                       LOW DURATION PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ------------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ------------------------------------------------------------------------------
THE PRUDENTIAL SERIES  JENNISON PORTFOLIO -- CLASS II     Seeks long-term growth of capital.
FUND                   SHARES

                       ------------------------------------------------------------------------------
                       JENNISON 20/20 FOCUS PORTFOLIO --  Seeks long-term growth of capital.
                       CLASS II SHARES

                       ------------------------------------------------------------------------------
                       NATURAL RESOURCES PORTFOLIO --     Seeks long-term growth of capital.
                       CLASS II SHARES

                       ------------------------------------------------------------------------------
WELLS FARGO VARIABLE   WELLS FARGO ADVANTAGE VT OMEGA     The fund seeks long-term capital
TRUST                  GROWTH FUND -- CLASS 2 (FORMERLY,  appreciation.
                       EVERGREEN VARIABLE ANNUITY
                       TRUST -- EVERGREEN VA OMEGA
                       FUND -- CLASS 2)
                       ------------------------------------------------------------------------------


                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks long-term capital appreciation       OppenheimerFunds, Inc.
by investing a substantial portion of its
assets in securities of foreign issuers,
"growth type" companies, cyclical
industries and special situations that
are considered to have appreciation
possibilities.
------------------------------------------------------------------------------
Seeks high total return.                   OppenheimerFunds, Inc.

------------------------------------------------------------------------------
Seeks capital appreciation.                OppenheimerFunds, Inc.




------------------------------------------------------------------------------
Seeks maximum real return consistent       Pacific Investment Management
with preservation of real capital and      Company LLC
prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks long-term growth of capital.         Prudential Investments LLC
                                           (subadvised by Jennison Associates
                                           LLC)
------------------------------------------------------------------------------
Seeks long-term growth of capital.         Prudential Investments LLC
                                           (subadvised by Jennison Associates
                                           LLC)
------------------------------------------------------------------------------
Seeks long-term growth of capital.         Prudential Investments LLC
                                           (subadvised by Jennison Associates
                                           LLC)
------------------------------------------------------------------------------
The fund seeks long-term capital           Wells Fargo Funds Management,
appreciation.                              LLC (sub-advised by Wells Capital
                                           Management Incorporated)


------------------------------------------------------------------------------

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                       ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN               INVESTMENT OBJECTIVE               AS APPLICABLE)
                    ------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  OVERSEAS PORTFOLIO -- SERVICE  Seeks long-term growth of capital.  Janus Capital Management LLC
                    SHARES
                    ------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:


                          SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                          ---------------------------------------------------------------------------
FIDELITY(R) VARIABLE      VIP ASSET MANAGER/SM/ PORTFOLIO -- Seeks to obtain high total return with
INSURANCE PRODUCTS FUND   SERVICE CLASS 2                    reduced risk over the long term by
                                                             allocating its assets among stocks,
                                                             bonds, and short-term instruments.










                          ---------------------------------------------------------------------------
GOLDMAN SACHS             GOLDMAN SACHS MID CAP VALUE        Seeks long-term capital appreciation.
VARIABLE INSURANCE TRUST  FUND
                          ---------------------------------------------------------------------------
MFS(R) VARIABLE           MFS(R) NEW DISCOVERY SERIES --     The fund's investment objective is to
INSURANCE TRUST           SERVICE CLASS SHARES               seek capital appreciation.
                          ---------------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                    AS APPLICABLE)
---------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds, and short-term instruments.      Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity
                                        Research & Analysis Company
                                        (FRAC), Fidelity Management &
                                        Research (U.K.) Inc. (FMR U.K.),
                                        Fidelity International Investment
                                        Advisors (FIIA), Fidelity
                                        International Investment Advisors
                                        (U.K.) Limited (FIIA(U.K.)L), and
                                        Fidelity Investments Japan Limited
                                        (FIJ))
---------------------------------------------------------------------------
Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
 L.P.
---------------------------------------------------------------------------
The fund's investment objective is to   Massachusetts Financial Services
seek capital appreciation.              Company
---------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:



                             SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE
                             ---------------------------------------------------------------------------
AIM VARIABLE                 INVESCO VAN KAMPEN V.I. CAPITAL  Seeks capital growth.
INSURANCE FUNDS              GROWTH FUND -- SERIES II SHARES
(INVESCO VARIABLE INSURANCE  (FORMERLY VAN KAMPEN LIFE
FUNDS)                       INVESTMENT TRUST -- CAPITAL
                             GROWTH PORTFOLIO -- CLASS II
                             SHARES)
                             ---------------------------------------------------------------------------
LEGG MASON PARTNERS          LEGG MASON CLEARBRIDGE VARIABLE  Seeks to provide a high level of current
VARIABLE EQUITY TRUST        EQUITY INCOME BUILDER            income. Long-term capital
                             PORTFOLIO -- CLASS II            appreciation will be its secondary
                                                              objective. This objective may be
                                                              changed without shareholder approval.
                             ---------------------------------------------------------------------------


                                            ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks capital growth.                     Invesco Advisers, Inc.





----------------------------------------------------------------------------
Seeks to provide a high level of current  Legg Mason Partners Fund Advisor,
income. Long-term capital                 LLC (subadvised by ClearBridge
appreciation will be its secondary        Advisors, LLC)
objective. This objective may be
changed without shareholder approval.
----------------------------------------------------------------------------


The following Portfolios are not available to contracts issued on or after September 8, 2008:


                                                                                    ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN             INVESTMENT OBJECTIVE              AS APPLICABLE)
                    ---------------------------------------------------------------------------------------------
AIM VARIABLE        INVESCO V.I. BASIC VALUE FUND  Long-term growth of capital.     Invesco Advisers, Inc.
INSURANCE FUNDS     -- SERIES II SHARES
(INVESCO VARIABLE
INSURANCE FUNDS)
                    ---------------------------------------------------------------------------------------------
BLACKROCK VARIABLE  BLACKROCK LARGE CAP GROWTH     Seeks long-term capital growth.  BlackRock Advisors, LLC
SERIES FUNDS, INC.  V.I. FUND -- CLASS III SHARES                                   (subadvised by BlackRock
                                                                                    Investment Management, LLC)
                    ---------------------------------------------------------------------------------------------

                                                                                 ADVISER (AND SUB-ADVISER(S),
                SUBACCOUNT INVESTING IN              INVESTMENT OBJECTIVE              AS APPLICABLE)
                ----------------------------------------------------------------------------------------------
GE INVESTMENTS  INCOME FUND -- CLASS 1 SHARES  Seeks maximum income                  GE Asset Management
FUNDS, INC.                                    consistent with prudent               Incorporated
                                               investment management and the
                                               preservation of capital.
                ----------------------------------------------------------------------------------------------
                MID-CAP EQUITY FUND --         Seeks long-term growth of             GE Asset Management
                CLASS 1 SHARES/1/              capital and future income.            Incorporated
                ----------------------------------------------------------------------------------------------
                PREMIER GROWTH EQUITY          Seeks long-term growth of             GE Asset Management
                FUND -- CLASS 1 SHARES         capital and future income rather      Incorporated
                                               than current income.
                ----------------------------------------------------------------------------------------------

                    /1/ The Russell MidCap Index is constructed to provide an
                        unbiased barometer for the mid-cap segment and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities held in the Index.


                       SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE
                       --------------------------------------------------------------------------
                       S&P 500(R) INDEX FUND/1/         Seeks growth of capital and
                                                        accumulation of income that
                                                        corresponds to the investment return of
                                                        S&P's 500 Composite Stock Index.
                       --------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE  Seeks capital appreciation. This
VARIABLE EQUITY TRUST  AGGRESSIVE GROWTH PORTFOLIO --   objective may be changed without
                        CLASS II                        shareholder approval.
                       --------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE VARIABLE  Seeks long-term capital growth with
                       FUNDAMENTAL ALL CAP VALUE        income as a secondary consideration.
                       PORTFOLIO -- CLASS I             This objective may be changed without
                                                        shareholder approval.
                       --------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) INVESTORS TRUST SERIES -- The fund's investment objective is to
INSURANCE TRUST         SERVICE CLASS SHARES            seek capital appreciation.
                       --------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER SMALL- & MID-CAP     Seeks capital appreciation by investing
ACCOUNT FUNDS          GROWTH FUND/VA -- SERVICE        in "growth type" companies.
                       SHARES
                       --------------------------------------------------------------------------
RYDEX VARIABLE TRUST   NASDAQ -- 100(R) FUND/2/         Seeks to provide investment results
                                                        that correspond to a benchmark for
                                                        over-the-counter securities. The
                                                        portfolio's current benchmark is the
                                                        NASDAQ 100 Index(TM).
                       --------------------------------------------------------------------------


                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
---------------------------------------------------------------------------
Seeks growth of capital and              GE Asset Management Incorporated
accumulation of income that              (subadvised by SSgA Funds
corresponds to the investment return of  Management, Inc.)
S&P's 500 Composite Stock Index.
---------------------------------------------------------------------------
Seeks capital appreciation. This         Legg Mason Partners Fund Advisor,
objective may be changed without         LLC (subadvised by ClearBridge
shareholder approval.                    Advisors, LLC)
---------------------------------------------------------------------------
Seeks long-term capital growth with      Legg Mason Partners Fund Advisor,
income as a secondary consideration.     LLC (subadvised by ClearBridge
This objective may be changed without    Advisors, LLC)
shareholder approval.
---------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation.               Company
---------------------------------------------------------------------------
Seeks capital appreciation by investing  OppenheimerFunds, Inc.
in "growth type" companies.

---------------------------------------------------------------------------
Seeks to provide investment results      Rydex Advisors II, LLC
that correspond to a benchmark for
over-the-counter securities. The
portfolio's current benchmark is the
NASDAQ 100 Index(TM).
---------------------------------------------------------------------------


                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                    /2/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after January 5, 2009:

                                                                                              ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE                  AS APPLICABLE)
                    ---------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN INCOME SECURITIES        Seeks to maximize income while        Franklin Advisers, Inc.
VARIABLE INSURANCE  FUND -- CLASS 2 SHARES            maintaining prospects for capital
PRODUCTS TRUST                                        appreciation. The fund normally
                                                      invests in both equity and debt
                                                      securities.
                    ---------------------------------------------------------------------------------------------------------
                    FRANKLIN TEMPLETON VIP FOUNDING   Seeks capital appreciation, with      Franklin Templeton Services, LLC
                    FUNDS ALLOCATION FUND -- CLASS 2  income as a secondary goal. The fund  (the fund's administrator)
                    SHARES/1/                         normally invests equal portions in
                                                      Class 1 shares of Franklin Income
                                                      Securities Fund; Mutual Shares
                                                      Securities Fund; and Templeton
                                                      Growth Securities Fund.
                    ---------------------------------------------------------------------------------------------------------

                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this Portfolio.

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds, and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us and may be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other Portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR SUBACCOUNT OR PORTFOLIO. YOU BEAR THE ENTIRE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE INVESTMENT PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.

INFORMATION ABOUT THE GENWORTH VARIABLE INSURANCE TRUST. The Portfolios of the Genworth Variable Insurance Trust (the "Genworth VIT") are advised by Genworth Financial Wealth Management, Inc. ("GFWM"), an affiliate of the Company. Like other Portfolios available as investment options under the contracts, each Genworth VIT Portfolio pays fees that are deducted from Genworth VIT Portfolio assets. These fees include a management fee payable to GFWM, "Rule 12b-1 fees" payable to Capital Brokerage Corporation, an affiliate of the Company that serves as the principal underwriter for the Genworth VIT Portfolios and the contracts, and administrative services fees payable to the Company. The management fee payable to GFWM varies among the Genworth VIT Portfolios. A portion of each such management fee is paid to the sub-adviser that provides day-to-day management of the Genworth VIT Portfolio, if applicable, and the remainder is retained by GFWM. Each Genworth VIT Portfolio pays

Rule 12b-1 fees at an annual rate of 0.25% of its average daily net assets for certain distribution activities and shareholder services relating to the Genworth VIT Portfolio and also pays administrative service fees at an annual rate of 0.25% of its average daily net assets for certain administrative services relating to the Genworth VIT Portfolio. THROUGH YOUR INDIRECT INVESTMENT IN THE GENWORTH VIT PORTFOLIOS, YOU PAY A PROPORTIONATE SHARE OF THESE EXPENSES AND, BECAUSE GFWM IS AN AFFILIATE OF THE COMPANY, THE COMPANY MAY INDIRECTLY BENEFIT AS A RESULT OF MANAGEMENT AND OTHER FEES RECEIVED BY GFWM AND ITS AFFILIATES FROM A GENWORTH VIT PORTFOLIO. (The minimum and maximum total annual operating expenses of the Portfolios are disclosed in the "Fee Table" section of the contract prospectus. Information concerning each Portfolio's fees and expenses appears in the prospectus for the Portfolio.)

The Genworth Enhanced International Index Fund is a "fund of funds" that pursues its investment objective by investing in exchange-traded funds and index funds. Because the Portfolio pursues its goals by investing in underlying funds, you will bear a proportionate share of the Portfolio's operating expenses and, also, indirectly, the operating expenses of the underlying funds. A Portfolio, as shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds. More information about the Portfolio and the underlying funds, including information about the fees and expenses of the Portfolio and the underlying funds, can be found in the prospectus for the Portfolio.

In general, the total compensation received and retained by the Company and its affiliates (including GFWM) from the Genworth VIT Portfolios (typically, management fees remaining after payment of the sub-adviser plus Rule 12b-1 fees and administrative service fees) will be as high as or greater than the total compensation received from a Portfolio other than a Genworth VIT Portfolio (the payments for administrative services from the Portfolio and/or the adviser and/or distributor of such Portfolio plus any Rule 12b-1 payments received). Therefore, the Company will generally benefit to the extent that a greater portion of your contract assets is allocated to the Genworth VIT Portfolios.

PAYMENTS FROM FUNDS AND FUND AFFILIATES. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2010 ranged from 0.10% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:


Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund



GE Investments Funds, Inc.:
  Total Return Fund -- Class 1 Shares
  Total Return Fund -- Class 3 Shares

  Genworth Variable Insurance Trust:
   Genworth Calamos Growth Fund -- Service Shares


   Genworth Davis NY Venture Fund -- Service Shares
   Genworth Eaton Vance Large Cap Value Fund -- Service Shares
   Genworth Enhanced International Index Fund -- Service Shares

   Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares

   Genworth PIMCO StocksPLUS Fund -- Service Shares

   Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares (formerly, Genworth Columbia Mid Cap Value Fund -- Service Shares)


  PIMCO Variable Insurance Trust:
   All Asset Portfolio -- Advisor Class Shares
   High Yield Portfolio -- Administrative Class Shares
   Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
   Total Return Portfolio -- Administrative Class Shares

  The Prudential Series Fund:
   Jennison Portfolio -- Class II
   Jennison 20/20 Portfolio -- Class II
   Natural Resources Portfolio -- Class II


  Wells Fargo Variable Trust:
   Wells Fargo Advantage VT Omega Growth Fund -- Class 2 (formerly, Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2)

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2010 ranged from 0.05% to 0.50%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, Eaton Vance Variable Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Genworth Variable Insurance Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, and Wells Fargo Variable Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.


INFORMATION ABOUT THE FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION
FUND. The Franklin Templeton VIP Founding Funds Allocation Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

VOTING RIGHTS

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

ASSET ALLOCATION PROGRAM

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE ASSET ALLOCATION PROGRAM AVAILABLE UNDER THE CONTRACT. A COMPLETE DESCRIPTION IS AVAILABLE IN THE BROCHURE FOR THE PROGRAM. THE PROGRAM MAY BE REFERRED TO AS "EFFICIENT EDGE" IN THE BROCHURE OR OTHER MATERIALS.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

Genworth Financial Wealth Management, Inc. ("GFWM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFWM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GFWM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. Another available Asset Allocation Model is a "build your own" Asset Allocation Model. We will refer to this Asset Allocation Model as the "Build Your Own Asset Allocation Model" when necessary to distinguish it from the other Asset Allocation Models. The distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. For contract owners that purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, the contract owner may elect Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy. A contract owner, however, may not elect Asset Allocation Model E. For contract owners that purchase one of the other Guaranteed Minimum Withdrawal Benefit
     Rider Options or one of the Payment Protection Rider Options, the contract owner may elect only Asset Allocation Model C (or invest in one or more of the Designated Subaccounts). Asset Allocation Model A, B, D, and E and the Build Your Own Asset Allocation Model are not available as Investment Strategies for these contract owners.

  . Contract owners that do not purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options may also elect to participate in the Asset Allocation Program. These contract owners may choose Asset Allocation Model A, B, C, D or E. The Build Your Own Asset Allocation Model, however, is not available to these contract owners.

The Asset Allocation Program is not available to contract owners who have elected Guaranteed Income Advantage.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model" provision below.

If you participate in the Asset Allocation Program, GFWM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Allocation Model) and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFWM's role as investment adviser for the Asset Allocation Program, you may review GFWM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFWM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFWM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E.

To provide further diversification benefits beyond the broad asset class allocations, GFWM conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, GFWM exercises its own broad discretion in allocating to sub-asset classes, we may require GFWM to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by GFWM in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by GFWM are all those currently available for contributions of new purchase payments by all contract owners and include the Portfolios of the Genworth Variable Insurance Trust (or "GVIT"), which are advised by GFWM.

GFWM considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to GFWM, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents, including those of the GVIT Portfolios.

In addition, GFWM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

The Asset Allocation Models, including the Build Your Own Asset Allocation Model, will include allocations to certain GVIT Portfolios, and GFWM has an incentive to include GVIT Portfolios in the Asset Allocation Models, and/or to specify greater allocations to such GVIT Portfolios, that results from the compensation received by GFWM and its affiliates relating to the GVIT Portfolios. You should consider this when deciding to invest in accordance with an Asset Allocation Model. Notwithstanding this incentive, GFWM does not intend to give any preference to the GVIT Portfolios when constructing the Asset Allocation Models.

As investment adviser to the GVIT Portfolios, GFWM will not make decisions regarding the purchase and sale of specific securities for the GVIT Portfolios that have sub-advisers -- those decisions are made by the sub-advisers to the GVIT Portfolios -- but GFWM's duties as investment adviser will likely give it access to non-public information about the holdings of those GVIT Portfolios. The Genworth Enhanced International Index Fund is advised by GFWM but does not have a sub-adviser. However, in order to establish a "level playing field" among all the available Portfolios for purposes of developing the Asset Allocation Models, GFWM has established an information barrier between its investment management staff responsible for supervision of the GVIT Portfolio sub-advisers and the investment management staff responsible for developing the Asset Allocation Models. Therefore, contract owners should not assume that the relevant GFWM personnel would be more knowledgeable about the holdings and investment styles of the sub-advised GVIT Portfolios than those of Portfolios advised by third parties. This information barrier does not, however, eliminate the incentive for GFWM personnel to include GVIT Portfolios in the Asset Allocation Models, and/or to recommend greater allocations to GVIT Portfolios, that results from the compensation received by GFWM and its affiliates relating to the GVIT Portfolios.

In addition, certain of the optional riders available for purchase under the contract require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models or certain Designated Subaccounts. Therefore, investment in an Asset Allocation Model as the Investment Strategy under a rider may result in an additional economic benefit to GFWM and to GFWM's affiliates, including the Company, by virtue of the fees received from the GVIT Portfolios. You should consider this when deciding to invest in an Asset Allocation Model as the Investment Strategy. Currently, none of the GVIT Portfolios are Designated Subaccounts.

BUILD YOUR OWN ASSET ALLOCATION MODEL. The Build Your Own Asset Allocation Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation Model to require that you invest between 20% and 80% of your assets in the "Core" asset class, between 20% and 60% of your assets in the "Fixed Income" asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

GFWM's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class. GFWM considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.

As with the other Asset Allocation Models, GFWM may be subject to certain conflicts of interests in categorizing the Portfolios for the Build Your Own Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). It is possible that such conflicts of interest could affect, among other matters, GFWM's decisions as to which asset class to categorize a Portfolio.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

GFWM will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation, GFWM may determine that certain Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model (including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below). As discussed below, in the case of the Build Your Own Asset Allocation Model, it is possible that a change may be made to the Build Your Own Asset Allocation Model that will require a contract owner to provide us with new allocation instructions.

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. IF YOU REJECT THE CHANGE AND, AS A RESULT, YOUR TOTAL CONTRACT VALUE IS NO LONGER INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, YOUR BENEFITS UNDER THE APPLICABLE RIDER WILL BE REDUCED BY 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset Allocation Models. CONTRACT OWNERS THAT OWN LIFETIME INCOME PLUS 2008 OR LIFETIME INCOME PLUS SOLUTION MUST ALWAYS ALLOCATE ASSETS IN ACCORDANCE WITH THE INVESTMENT STRATEGY, AND ANY ATTEMPT TO ALLOCATE ASSETS OTHERWISE WILL BE CONSIDERED NOT IN GOOD ORDER AND REJECTED.

Please note, also, that changes may be made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation Model C. However, any subsequent purchase payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.

If you did not elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFWM and GFWM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFWM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFWM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting An Asset Allocation Model

For contract owners who have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options.

If you purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model C. If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution and elect to participate in the Asset Allocation Program, you must allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model. If you elect to participate in the Asset Allocation Program and you have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you must choose Asset Allocation Model A, B, C, D or E for your allocations. We will not make this decision, nor will GFWM. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor GFWM bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFWM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFWM's affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFWM's ultimate parent, or its affiliates. GFWM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFWM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFWM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models


Information concerning the Asset Allocation Models is provided on the following pages. A table disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E is provided on the next page. You should review this information carefully before selecting or changing a Model.


                         MODERATELY                                MODERATELY
   CONSERVATIVE         CONSERVATIVE           MODERATE            AGGRESSIVE           AGGRESSIVE
    ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION
     "MODEL A"            "MODEL B"            "MODEL C"            "MODEL D"            "MODEL E"
--------------------------------------------------------------------------------------------------------
                                           INVESTOR PROFILE
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------
                                          INVESTOR OBJECTIVE
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------


                                  BUILD YOUR OWN
                              ASSET ALLOCATION MODEL
----------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed, generally, to allow for the creation of an equity to fixed income allocation that ranges between 40% equities/60%
fixed income to 80% equities/20% fixed income. These ranges generally fall within the
Investor Profile and Investor Objective for Asset Allocation Model B (Moderately
Conservative Allocation) on one end of the spectrum and for Asset Allocation Model D
(Moderately Aggressive Allocation) on the other. Of course, the Investor Profile and
Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
----------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS


                                      PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
---------------------------------------------------------------------------------------------------
EQUITIES
---------------------------------------------------------------------------------------------------
Large Cap Growth             Genworth VIT Genworth Calamos
                             Growth Fund -- Service Shares     0%      1%      1%      2%      2%
                             ----------------------------------------------------------------------
                             Genworth VIT Genworth Legg
                             Mason ClearBridge Aggressive
                             Growth Fund -- Service Shares     1%      2%      3%      4%      5%
                             ----------------------------------------------------------------------
                             Janus Aspen Forty Portfolio
                             -- Service Shares                 1%      2%      2%      3%      4%
---------------------------------------------------------------------------------------------------
Large Cap Value              Franklin Templeton VIP Mutual
                             Shares Securities Fund --
                             Class 2 Shares                    1%      2%      3%      4%      5%
                             ----------------------------------------------------------------------
                             Genworth VIT Genworth Eaton
                             Vance Large Cap Value Fund --
                             Service Shares                    1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Large Cap Core               Genworth VIT Genworth PIMCO
                             StocksPLUS Fund -- Service
                             Shares                            4%      8%     12%     16%     20%
                             ----------------------------------------------------------------------
                             Oppenheimer Main Street
                             Fund/VA -- Service Shares         4%      8%     12%     16%     20%
---------------------------------------------------------------------------------------------------
Mid Cap Growth               Federated Insurance Series
                             Federated Kaufmann Fund II --
                             Service Shares                    1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Small/Mid Cap Core           Genworth PYRAMIS(R) Small/Mid
                             Cap Core Fund -- Service
                             Shares (formerly, Genworth
                             Columbia Mid Cap Value Fund
                             -- Service Shares)                1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Small/Mid Cap Core           Oppenheimer Main Street
                             Small- & Mid- Cap Fund(R)/VA
                             -- Service Shares (formerly,
                             Oppenheimer Main Street Small
                             Cap Fund/VA -- Service Shares)    2%      4%      6%      8%     10%
---------------------------------------------------------------------------------------------------
Global Equity                Oppenheimer Global Securities
                             Fund/VA -- Service Shares         1%      2%      3%      5%      5%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     Columbia Marsico
                             International Opportunities
                             Fund, Variable Series --
                             Class B                           1%      1%      2%      2%      3%
                             ----------------------------------------------------------------------
                             Invesco V.I. International
                             Growth Fund -- Series II
                             shares                            1%      1%      2%      2%      3%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Value      AllianceBernstein
                             International Value Portfolio
                             -- Class B                        1%      2%      4%      4%      6%
---------------------------------------------------------------------------------------------------
Natural Resources            Prudential Series Natural
                             Resources Portfolio -- Class
                             II Shares                         0%      0%      0%      1%      1%
---------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)     GE Investments Funds Real
                             Estate Securities Fund --
                             Class 1 Shares                    0%      1%      1%      1%      1%
---------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                          20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------

FIXED INCOME
---------------------------------------------------------------------------------------------------
Medium Duration              Genworth VIT Genworth Goldman
                             Sachs Enhanced Core Bond
                             Index Fund -- Service Shares     20%     15%     10%      5%      0%
                             ----------------------------------------------------------------------
                             PIMCO VIT Total Return
                             Portfolio -- Administrative
                             Class Shares                     20%     15%     10%      2%      0%
---------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration
                             Portfolio -- Administrative
                             Class Shares                     32%     22%     12%      5%      0%
---------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation
                             Protection Fund -- Class II       5%      5%      5%      5%      0%
---------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield
                             Portfolio -- Administrative
                             Class Shares                      3%      3%      3%      3%      0%
---------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                      80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL


                     CORE ASSET CLASS                               SPECIALTY ASSET CLASS            FIXED INCOME ASSET CLASS
                      (20% TO 80%)                                        (0% TO 20%)                      (20% TO 60%)
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Balanced Wealth Strategy Portfolio --     AllianceBernstein Global Thematic        Fidelity VIP Investment
 Class B                                                     Growth Portfolio -- Class B              Grade Bond Portfolio --
AllianceBernstein Growth and Income Portfolio -- Class B    AllianceBernstein International Value     Service Class 2
BlackRock Basic Value V.I. Fund -- Class III Shares          Portfolio -- Class B                    Genworth Goldman Sachs
BlackRock Global Allocation V.I. Fund -- Class III Shares   AllanceBernstein Small Cap Growth         Enhanced Core Bond
Columbia Marsico Growth Fund, Variable Series -- Class A     Portfolio -- Class B                     Index Fund -- Service
Fidelity VIP Balanced Portfolio -- Service Class 2          American Century VP Inflation             Shares
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2      Protection Fund -- Class II             PIMCO VIT Long-Term U.S.
Fidelity VIP Equity-Income Portfolio -- Service Class 2     BlackRock Value Opportunities V.I. Fund   Government Portfolio --
Fidelity VIP Growth & Income Portfolio -- Service Class 2    -- Class III Shares                      Administrative Class
Franklin Templeton VIP Mutual Shares Securities Fund --     Columbia Marsico International            Shares
 Class 2 Shares                                              Opportunities Fund, Variable Series --  PIMCO VIT Low Duration
Franklin Templeton VIP Templeton Growth Securities           Class B                                  Portfolio --
 Fund -- Class 2 Shares                                     Eaton Vance VT Floating-Rate Income Fund  Administrative Class
GE Investments Funds Core Value Equity Fund --              Federated High Income Bond Fund II --     Shares
 Class 1 Shares                                              Service Shares                          PIMCO VIT Total Return
GE Investments Funds Total Return Fund -- Class 3 Shares    Federated Kaufmann Fund II -- Service     Portfolio --
GE Investments Funds U.S. Equity Fund -- Class 1 Shares      Shares                                   Administrative Class
Genworth Davis NY Venture Fund -- Service Shares            Fidelity VIP Dynamic Capital              Shares
Genworth Eaton Vance Large Cap Value Fund                    Appreciation Portfolio -- Service
Genworth PIMCO StocksPLUS Fund -- Service Shares             Class 2
Invesco V.I. Core Equity Fund -- Series I shares            Fidelity VIP Growth Portfolio --
Invesco V.I. International Growth Fund -- Series II shares   Service Class 2
Invesco Van Kampen V.I. Comstock Fund -- Series II shares   Fidelity VIP Mid Cap Portfolio --
 (formerly, Van Kampen Life Investment Trust - Comstock      Service Class 2
 Portfolio -- Class II Shares)                              Fidelity VIP Value Strategies Portfolio
Invesco Van Kampen V.I. Equity and Income Fund --            -- Service Class 2
 Series II shares (formerly, The Universal Institutional    GE Investments Funds Real Estate
 Funds, Inc. -- Equity and Income Portfolio --               Securities Fund -- Class 1 Shares
 Class II Shares)                                           GE Investments Funds Small-Cap Equity
Janus Aspen Balanced Portfolio -- Service Shares             Fund -- Class 1 Shares
MFS(R) Total Return Series -- Service Class Shares          Genworth Calamos Growth Fund -- Service
Oppenheimer Balanced Fund/VA -- Service Shares               Shares
Oppenheimer Capital Appreciation Fund/VA -- Service         Genworth Enhanced International Index
 Shares                                                      Fund -- Service Shares
Oppenheimer Global Securities Fund/VA -- Service Shares     Genworth Legg Mason ClearBridge
Oppenheimer Main Street Fund/VA -- Service Shares            Aggressive Growth Fund -- Service
                                                             Shares
                                                            Genworth PYRAMIS(R) Small/Mid Cap Core
                                                             Fund -- Service Shares (formerly,
                                                             Genworth Columbia Mid Cap Value Fund
                                                             -- Service Shares)
                                                            Invesco V.I. Capital Appreciation Fund
                                                             -- Series I shares
                                                            Janus Aspen Forty Portfolio -- Service
                                                             Shares
                                                            MFS(R) Utilities Series -- Service
                                                             Class Shares
                                                            Oppenheimer Main Street Small- & Mid-
                                                             Cap Fund(R)/VA -- Service Shares
                                                             (formerly, Oppenheimer Main Street
                                                             Small Cap Fund/VA -- Service Shares)
                                                            PIMCO VIT All Asset Portfolio --
                                                             Advisor Class Shares
                                                            PIMCO VIT High Yield Portfolio --
                                                             Administrative Class Shares
                                                            Prudential Jennison Portfolio -- Class
                                                             II Shares
                                                            Prudential Jennison 20/20 Focus
                                                             Portfolio -- Class II Shares
                                                            Prudential Natural Resources Portfolio
                                                             -- Class II Shares
                                                            Wells Fargo Advantage VT Omega Growth
                                                             Fund -- Class 2 (formerly, Evergreen
                                                             Variable Annuity Trust -- Evergreen VA
                                                             Omega Fund - Class 2)


THE GUARANTEE ACCOUNT

THE GUARANTEE ACCOUNT IS NOT AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF SEPTEMBER 2, 2003, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS. THE FOLLOWING INFORMATION ONLY APPLIES TO CONTRACTS ISSUED PRIOR TO SEPTEMBER 2, 2003, OR PRIOR TO THE DATE STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other separate accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

You may allocate some or all of your purchase payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF INTEREST RATES IN FUTURE GUARANTEE PERIODS. HOWEVER, THE INTEREST RATES FOR ANY INTEREST RATE GUARANTEE PERIOD WILL BE AT LEAST THE GUARANTEED INTEREST RATE SHOWN IN YOUR CONTRACT.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision of this prospectus for more information. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. If the Guarantee Account is available, all assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  .  the risk that the living benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all the sales and distribution expenses we actually incur. We may also realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge on total surrenders and partial withdrawals of purchase payments taken within the first four years of receipt, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application). However, if there are insufficient assets in the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected), we will deduct the charge from all assets in the Guarantee Account. Charges taken from the Guarantee Account will be taken first from assets which have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected, any remaining withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

The surrender charge is as follows:

                     SURRENDER CHARGE
NUMBER OF COMPLETED AS A PERCENTAGE OF
  YEARS SINCE WE     THE SURRENDERED
   RECEIVED THE        OR WITHDRAWN
 PURCHASE PAYMENT    PURCHASE PAYMENT
--------------------------------------
         0                  6%
         1                  5%
         2                  4%
         3                  2%
     4 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from purchase payments in the contract and then from any gain earned. The free withdrawal amount is not cumulative from contract year to contract year. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.) The free withdrawal amount will not apply to commutation value taken under Payment Optimizer Plus.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). In addition, we will waive the surrender charges if you take income payments from the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage or if you take income payments pursuant to the terms of one of the Payment Protection Rider Options. We may also waive surrender charges for certain withdrawals made pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," "Income Payments -- Guaranteed Income Advantage" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.70% of your daily net assets of the Separate Account. The charge consists of a mortality and expense risk charge at an effective annual rate of 1.55% and an administrative expense charge at an effective annual rate of 0.15%. The deductions from the Separate Account are reflected in your Contract Value.

CHARGES FOR THE LIVING BENEFIT RIDER OPTIONS

Charge for Guaranteed Income Advantage

We charge you for expenses related to Guaranteed Income Advantage, if you elect this option at the time of application. This charge is deducted from the Separate Account, computed daily. For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to (and will never exceed) an annual rate of 0.50% of the daily net assets of the Separate Account. For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to an annual rate of 0.40% (0.50% maximum) of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option and receive income payments, the rider charge will end. Guaranteed Income Advantage may not be available in all states or in all markets.

Charges for the Guaranteed Minimum Withdrawal Benefit Rider Options

We charge you for expenses related to Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Each rider is a separate rider with a separate charge. You cannot purchase these riders together or in any combination. If you wish to elect Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must do so at the time of application.

LIFETIME INCOME PLUS SOLUTION

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals your initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution ON OR AFTER JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
       Single or Joint Annuitant Contract    0.95% of benefit base
--------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.95% of benefit base PLUS
                                              0.20% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.95% of benefit base PLUS
                                              0.50% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution BEFORE JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.85% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.85% of benefit base PLUS
                                              0.15% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.85% of benefit base PLUS
                                              0.40% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and/or the Principal Protection Death Benefit at any time and for any reason.

LIFETIME INCOME PLUS 2008

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit
         Single Annuitant Contract      0.75% of benefit base
         ---------------------------------------------------------------
         Joint Annuitant Contract       0.85% of benefit base
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
         Single Annuitant Contract      0.75% of benefit base PLUS
                                        0.15% of value of Principal
                                        Protection Death Benefit
         ---------------------------------------------------------------
         Joint Annuitant Contract       0.85% of benefit base PLUS
                                        0.15% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85
         Single Annuitant Contract      0.75% of benefit base PLUS
                                        0.40% of value of Principal
                                        Protection Death Benefit
         ---------------------------------------------------------------
         Joint Annuitant Contract       0.85% of benefit base PLUS
                                        0.40% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states and markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and/or the Principal Protection Death Benefit at any time and for any reason.

LIFETIME INCOME PLUS 2007

We assess a charge for Lifetime Income Plus 2007 currently equal to an annualized rate of 0.75% of the daily net assets of the Separate Account for single Annuitant contracts and 0.85% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

LIFETIME INCOME PLUS

For contracts issued on or after the later of October 7, 2005 or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications, we assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account. For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications, we assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account for single Annuitant contracts and 0.75% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

GUARANTEED WITHDRAWAL ADVANTAGE

We assess a charge for Guaranteed Withdrawal Advantage equal to an annualized rate of 0.50% of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 1.00% of your daily net assets in the Separate Account.

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Charges for the Payment Protection Rider Options

We charge you for expenses related to Principal Protection Advantage and Payment Optimizer Plus. Each rider is a separate rider with a separate charge. You cannot purchase both riders together. If you wish to elect either Principal Protection Advantage or Payment Optimizer Plus, you must do so at the time of application.

PRINCIPAL PROTECTION ADVANTAGE

We assess a charge for Principal Protection Advantage currently equal to an annualized rate of 0.40% of the daily net assets of the Separate Account. The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00%.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

PAYMENT OPTIMIZER PLUS

We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

If you purchased Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and (assuming the right to cancel period has ended) receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

CHARGES FOR THE DEATH BENEFIT RIDER OPTIONS

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2003 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING PROVISIONS APPLY:

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option if you elect this option at the time of application. The Annual Step-Up Death Benefit Rider may not be elected if any Annuitant is 85 or older. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account, if available, from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

Charge for the 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account, if available, from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the 5% Rollup Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction.

Charge for the Earnings Protector Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account, if available, from the amounts that have been in the Guarantee Account for the longest period of time. At surrender we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction.

Charge for Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account, if available, from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is 0.70% of your Contract Value at the time of the deduction.

FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2003 OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE THE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING PROVISION APPLIES:

Charges for Optional Death Benefits

We charge you for expenses related to the Optional Death Benefit, the Optional Enhanced Death Benefit, and the Optional Guaranteed Minimum Death Benefit. We deduct these charges against the Contract Value at each contract anniversary after the first and at full surrender to compensate us for the increased risks and expenses associated with providing the enhanced death benefit(s).

We will allocate the annual charges for the death benefit rider options, if elected, among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in all Subaccounts at the time we take the charge. If the assets in the Subaccounts are not sufficient to cover the charge(s), we will deduct the charge(s) first from the assets in the Subaccounts, if any, and then from the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At full surrender, we will charge you a pro-rata portion of the annual charge.

For the Optional Death Benefit, this charge is equal to 0.10% of the Contract Value at the time of the deduction. For the Optional Enhanced Death Benefit, we charge an amount equal to 0.20% of the average of your Contract Value at the beginning of the previous contract year and your Contract Value at the end of the previous contract year (upon full surrender, your average of the Contract Value at the beginning of the current contract year and your Contract Value on the date of surrender will be used). For the Optional Guaranteed Minimum Death Benefit, we charge an amount equal to 0.25% of your Contract Value at the time of the deduction.

THE FOLLOWING PROVISIONS APPLY TO ALL CONTRACTS:

OTHER CHARGES

Deductions for Premium Tax

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. The premium tax generally depends upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. Your rights and benefits are described below and in the contract. There may be differences in your contract (such as differences in fees, charges and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We apply any additional purchase payments you make on the Valuation Day we receive them at our Home Office.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your purchase payment applied.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax- related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the contract is an appropriate investment for you.

PURCHASING THE CONTRACT THROUGH A TAX-FREE "SECTION 1035" EXCHANGE. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for
Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

OWNERSHIP

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. You may name a joint owner for a Non-Qualified Contract. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

  .  your Annuity Commencement Date;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account, if available (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to the Home Office, provided you reserved this right and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your payment plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant(s) life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office and in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect Guaranteed Income Advantage at the time of application, you may not change your scheduled Income Start

Date or your Optional Payment Plan. In addition, withdrawals and/or transfers from the GIS Subaccount(s) will lower your guaranteed income floor and cause you to lose your right to continue to make scheduled transfers into the segment from which the withdrawal and/or transfer was made. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution) at the time of application, the benefits you receive under such rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If you elect the Principal Protection Advantage, you may change the Income Start Date as long as the new Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last purchase payment. You may not, however, change the Optional Payment Plan once elected at the time of application.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, an assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, our Home Office must approve any assignment, unless such assignment was made pursuant to a court order.

Guaranteed Income Advantage will terminate upon assignment of the contract unless such assignment is a result of legal process. Upon termination of Guaranteed Income Advantage, all assets in the GIS Subaccount(s) will be transferred to the GE Investments Funds, Inc. -- Money Market Fund as of the Valuation Day the assignment is received. (If the assignment is received on a non-Valuation Day, the assets will be transferred on the next Valuation Day.)

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

PURCHASE PAYMENTS

You may make purchase payments at any frequency and in the amount you select, subject to certain restrictions, including restrictions that may be imposed by terms of elected riders. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $10,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PURCHASE PAYMENTS

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio. In addition, for those contracts issued prior to September 2, 2003, or prior to the date state insurance authorities approve applicable contract modifications, you may allocate purchase payments to the Guarantee Account.

You may allocate purchase payments to the Subaccounts and, if available, the Guarantee Account, at any one time. If you have elected Guaranteed Income Advantage, you may not allocate purchase payments directly to the GIS Subaccount(s); such allocations to the GIS Subaccount(s) must be made by scheduled transfers pursuant to pro rata scheduled transfers from all other Subaccounts in which you have assets. If you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), you must allocate all purchase payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of the prospectus. The percentage of any purchase payment that you can put into any one Subaccount or interest rate guarantee period must equal a whole percentage and cannot be less than $100.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home Office.

VALUATION OF ACCUMULATION UNITS

Partial withdrawals, surrender and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the mortality and expense risk charges, administrative expense charges, and any applicable optional rider charges from assets in the Subaccount. The charges for Lifetime Income Plus 2008, Lifetime Income Plus Solution and the Death Benefit Rider Options, however, are deducted from your Contract Value. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

THE GUARANTEE ACCOUNT IS NOT AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF SEPTEMBER 2, 2003, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS. CONSEQUENTLY, THE PROVISIONS BELOW REGARDING TRANSFERS TO AND FROM THE GUARANTEE ACCOUNT (INCLUDING TRANSFERS MADE FROM THE GUARANTEE ACCOUNT TO THE SUBACCOUNTS PURSUANT TO A DOLLAR COST AVERAGING PROGRAM) ONLY APPLY TO CONTRACTS ISSUED PRIOR TO SEPTEMBER 2, 2003, OR PRIOR TO THE DATE STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. If you elect Guaranteed Income Advantage, once you make a transfer from a segment that corresponds to a GIS Subaccount, you may not make subsequent purchase payments or transfers to that segment corresponding to that GIS Subaccount. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under such rider may be reduced if, after a transfer, your assets are not allocated in accordance with the prescribed Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

TRANSFERS FROM THE GUARANTEE ACCOUNT TO THE SUBACCOUNTS

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM THE SUBACCOUNTS TO THE GUARANTEE ACCOUNT

We may also restrict certain transfers from the Subaccounts to the Guarantee Account. We reserve the right to prohibit or limit transfers from a Subaccount to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG THE SUBACCOUNTS

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the first transfer in a calendar month. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any:

   (1) scheduled transfers made to the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage; or

   (2) transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

TELEPHONE/INTERNET TRANSACTIONS

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON RELIABILITY

Please note that the Internet or our telephone system may not always be available. Any computer or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON FREQUENT TRANSFERS

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent

Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate the frequent trading policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/ or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or the Guarantee Account to any combination of other available Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application; or

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

  . when the assets in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We also reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new interest rate guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or the Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Enhanced Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in Enhanced Dollar Cost Averaging as of that Valuation Day.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.

Dollar Cost Averaging is not available if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. If you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, you can, however, participate in the Defined Dollar Cost Averaging program, as described below.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

DEFINED DOLLAR COST AVERAGING PROGRAM

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to an Asset Allocation Model or, if you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the GE Investments Funds, Inc. -- Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

PORTFOLIO REBALANCING PROGRAM

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting the completed Portfolio Rebalancing form to our Home Office. You may not participate in the Portfolio Rebalancing program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

For contracts issued prior to September 2, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, you may instruct us to transfer interest earned on your assets in the Guarantee Account to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, the interest sweep transfer will be processed first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine.

There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. This program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

SURRENDERS AND PARTIAL WITHDRAWALS

We will allow you to surrender your contract or to partially withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $5,000. If your partial withdrawal request would reduce your Contract Value to less than $5,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on full surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) your Contract Value (after deduction of any charges for the optional rider(s), if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) on a pro-rata basis in proportion to your assets allocated to the Separate Account. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and take a partial withdrawal, we will rebalance Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. (If your contract was issued prior to September 2, 2003, we will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.) If Guaranteed Income Advantage is elected at the time of application, withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial surrender, any applicable surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Please remember that a partial withdrawal (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) may reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus.

Partial withdrawals may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% IRS penalty tax. See the "Tax Matters" provision of this prospectus.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your

Contract Value initially must be at least $10,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or from our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any purchase payments in the contract and then from any gain earned. You may provide specific instructions as to the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) and/or interest rate guarantee periods (if your contract was issued prior to September 2, 2003) from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) in which you have an interest. For contracts issued prior to September 2, 2003, to the extent that your assets in the Subaccounts are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected at the time of application, any remaining amounts will be taken from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments subject to the following:

   (1) you may request only one such change in a calendar quarter; and

   (2) if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $5,000. If a Systematic Withdrawal would cause the Contract Value to be less than $5,000, then we will not process that Systematic Withdrawal transaction. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw free of any surrender charges in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. In addition, if you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options, partial withdrawals and withdrawals under a Systematic Withdrawal program may also reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit Rider Options" provision below. Partial withdrawals under a Systematic Withdrawal program may also reduce your death benefit. See "The Death Benefit" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER OPTIONS

We currently offer two Guaranteed Minimum Withdrawal Benefit Rider Options under this prospectus: Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Three other Guaranteed Minimum Withdrawal Benefit Riders, Guaranteed Withdrawal Advantage, Lifetime Income Plus and Lifetime Income Plus 2007, are no longer available for contracts issued on or after May 1, 2007, May 1, 2008 and September 8, 2008, respectively. We have designed the Guaranteed Minimum Withdrawal Benefit Rider Options to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make these guaranteed withdrawals for the life of your contract. These Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in separate sections below.

Lifetime Income Plus Solution

Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all purchase payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "IMPACT OF WITHDRAWALS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE PRINCIPAL PROTECTION DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOU WILL ALSO LOSE THE PRINCIPAL PROTECTION DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

INVESTMENT STRATEGY FOR LIFETIME INCOME PLUS SOLUTION. In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to EITHER one of the four available Asset Allocation Models OR to one or more Designated Subaccounts OR to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund. YOUR ALLOCATION INSTRUCTIONS MUST ALWAYS COMPLY WITH THE INVESTMENT STRATEGY.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus Solution is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AIM Variable Insurance Funds (Invesco Variable Insurance
       Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares (formerly, The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares);


       AllianceBernstein Variable Products Series Fund,
       Inc. -- AllianceBernstein Balanced Wealth Strategies Portfolio -- Class
       B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund --  Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or


       Oppenheimer Variable Account Funds --
       Oppenheimer Balanced Fund/VA -- Service Shares;



       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C OR D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. The Withdrawal Factor percentages will be provided in your contract.

The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to $100.

BENEFIT BASE. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial purchase payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a purchase payment, withdrawal, or reset as described below.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if applicable), and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. You must allocate all purchase payments and Contract Value to the Investment Strategy at all times.

WE RESERVE THE RIGHT TO NOT ADJUST THE PURCHASE PAYMENT BENEFIT AMOUNT, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR THE ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS. PLEASE SEE THE "IMPORTANT NOTE" PROVISION BELOW.

PURCHASE PAYMENT BENEFIT AMOUNT. The Purchase Payment Benefit Amount will equal your purchase payments unless adjusted as described in this provision.

If no withdrawals are taken prior to the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65, your Purchase Payment Benefit Amount will equal the sum of (a) plus (b), where:

   (a) is 200% of purchase payments made in the first contract year; and

   (b) is purchase payments received after the first contract year.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

ROLL-UP VALUE. Your Roll-Up Value on the Contract Date is equal to the amount of your initial purchase payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by
(c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

MAXIMUM ANNIVERSARY VALUE AND RESET. The Maximum Anniversary Value on the Contract Date is equal to the initial purchase payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus Solution without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE MAXIMUM ANNIVERSARY VALUE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGES FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGES AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS SOLUTION AND WHILE THE RIDER IS IN EFFECT. AS INDICATED ABOVE, YOU MAY TERMINATE THE AUTOMATIC RESET FEATURE OF THE RIDER AT ANY TIME BY SUBMITTING A WRITTEN REQUEST TO US AT OUR HOME OFFICE AT LEAST 15 DAYS PRIOR TO THE CONTRACT ANNIVERSARY DATE.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE PURCHASE PAYMENT BENEFIT AMOUNT, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus Solution that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make subsequent purchase payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

IMPACT OF WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by (b), divided by
(c), where:

   (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

   (b) is the Contract Value after the Gross Withdrawal; and

   (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Purchase Payment Benefit Amount, the Principal Protection Death Benefit (if applicable), your Roll-Up Value and your Maximum Anniversary Value (and, consequently, your Withdrawal Limit).

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE FOLLOWING:

     (A) THE CONTRACT VALUE;

     (B) A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT CALCULATED USING THE 2000 ANNUITY MORTALITY TABLE AND AN INTEREST RATE OF 3%; AND

     (C) THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE).

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE) WILL CONTINUE UNDER THIS PROVISION. THE PRINCIPAL PROTECTION DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE PRINCIPAL PROTECTION DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

PRINCIPAL PROTECTION DEATH BENEFIT. You may purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

DEATH PROVISIONS. At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

RIDER CHARGE. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution ON OR AFTER JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death Benefit
        Single or Joint Annuitant Contract     0.95% of benefit base
-----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract     0.95% of benefit base PLUS
                                               0.20% of value of Principal
                                               Protection Death Benefit
-----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract     0.95% of benefit base PLUS
                                               0.50% of value of Principal
                                               Protection Death Benefit
-----------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution BEFORE JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death Benefit
        Single or Joint Annuitant Contract     0.85% of benefit base
-----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract     0.85% of benefit base PLUS
                                               0.15% of value of Principal
                                               Protection Death Benefit
-----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract     0.85% of benefit base PLUS
                                               0.40% of value of Principal
                                               Protection Death Benefit
-----------------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

WHEN THE RIDER IS EFFECTIVE

If available, Lifetime Income Plus Solution and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.


  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if name a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;


   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $97,022       $100,000    $100,000    $106,000      $106,000     $100,000
    56            97,022              0        94,045        100,000     100,000     112,360       112,360      100,000
    57            94,045              0        91,065        100,000     100,000     119,102       119,102      100,000
    58            91,065              0        88,079        100,000     100,000     126,248       126,248      100,000
    59            88,079              0        85,083        100,000     100,000     133,823       133,823      100,000
    60            85,083              0        82,072        100,000     100,000     141,852       141,852      100,000
    61            82,072              0        79,043        100,000     100,000     150,363       150,363      100,000
    62            79,043              0        75,992        100,000     100,000     159,385       159,385      100,000
    63            75,992              0        72,913        100,000     100,000     168,948       168,948      100,000
    64            72,913              0        69,802        100,000     100,000     179,085       179,085      100,000
    65            69,802         11,000        55,631        200,000     100,000     189,830       200,000       83,491
    66            55,631         11,000        41,632        200,000     100,000     189,830       200,000       66,042
    67            41,632         11,000        27,914        200,000     100,000     189,830       200,000       47,373
    68            27,914         11,000        14,470        200,000     100,000     189,830       200,000       26,914
    69            14,470         11,000         1,295        200,000     100,000     189,830       200,000        2,835
    70             1,295         11,000             0        200,000     100,000     189,830       200,000            0
    71                 0         11,000             0        200,000     100,000     189,830       200,000            0
    72                 0         11,000             0        200,000     100,000     189,830       200,000            0
    73                 0         11,000             0        200,000     100,000     189,830       200,000            0
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $96,823       $100,000    $100,000    $106,000      $106,000     $100,000
    56            96,823              0        93,652        100,000     100,000     112,360       112,360      100,000
    57            93,652              0        90,481        100,000     100,000     119,102       119,102      100,000
    58            90,481              0        87,308        100,000     100,000     126,248       126,248      100,000
    59            87,308              0        84,129        100,000     100,000     133,823       133,823      100,000
    60            84,129              0        80,939        100,000     100,000     141,852       141,852      100,000
    61            80,939              0        77,734        100,000     100,000     150,363       150,363      100,000
    62            77,734              0        74,511        100,000     100,000     159,385       159,385      100,000
    63            74,511              0        71,263        100,000     100,000     168,948       168,948      100,000
    64            71,263              0        67,987        100,000     100,000     179,085       179,085      100,000
    65            67,987         11,000        53,653        200,000     100,000     189,830       200,000       89,000
    66            53,653         11,000        39,518        200,000     100,000     189,830       200,000       78,000
    67            39,518         11,000        25,687        200,000     100,000     189,830       200,000       67,000
    68            25,687         11,000        12,154        200,000     100,000     189,830       200,000       56,000
    69            12,154         11,000             0        200,000     100,000     189,830       200,000       45,000
    70                 0         11,000             0        200,000     100,000     189,830       200,000       34,000
    71                 0         11,000             0        200,000     100,000     189,830       200,000       23,000
    72                 0         11,000             0        200,000     100,000     189,830       200,000       12,000
    73                 0         11,000             0        200,000     100,000     189,830       200,000        1,000
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) at age 70, the owner takes an excess withdrawal of $10,000;

   (6) the contract earns a net return of 8% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    52          $100,000        $     0       $106,986      $100,000    $100,000    $106,000      $106,000     $106,986
    53           106,986              0        114,460       100,000     106,986     113,405       113,405      114,460
    54           114,460              0        122,456       100,000     114,460     121,327       121,327      122,456
    55           122,456              0        131,011       100,000     122,456     129,803       129,803      131,011
    56           131,011              0        140,163       100,000     131,011     138,871       138,871      140,163
    57           140,163              0        149,954       100,000     140,163     148,573       148,573      149,954
    58           149,954              0        160,430       100,000     149,954     158,952       158,952      160,430
    59           160,430              0        171,638       100,000     160,430     170,056       170,056      171,638
    60           171,638              0        183,628       100,000     171,638     181,936       181,936      183,628
    61           183,628              0        196,456       100,000     183,628     194,646       194,646      196,456
    62           196,456              0        210,180       100,000     196,456     208,243       208,243      210,180
    63           210,180              0        224,863       100,000     210,180     222,791       222,791      224,863
    64           224,863              0        240,572       100,000     224,863     238,355       238,355      240,572
    65           240,572         14,025        243,353       200,000     240,572     255,006       255,006      243,353
    66           243,353         14,025        246,302       200,000     243,353     255,006       255,006      246,302
    67           246,302         14,025        249,486       200,000     246,302     255,006       255,006      249,486
    68           249,486         14,025        252,926       200,000     249,486     255,006       255,006      252,926
    69           252,926         14,025        256,640       200,000     252,926     255,006       255,006      256,640
    70           256,640         24,115        250,546       200,000     256,640     255,006       256,640      250,546
    71           250,546         13,573        254,603       192,324     246,790     245,219       246,790      254,603
    72           254,603         14,003        260,968       192,324     254,603     245,219       254,603      260,968
    73           260,968         14,353        267,492       192,324     260,968     245,219       260,968      267,492
    74           267,492         14,712        274,180       192,324     267,492     245,219       267,492      274,180
    75           274,180         15,080        281,034       192,324     274,180     245,219       274,180      281,034
    76           281,034         15,457        288,060       192,324     281,034     245,219       281,034      288,060
    77           288,060         15,843        295,261       192,324     288,060     245,219       288,060      295,261
    78           295,261         16,239        302,643       192,324     295,261     245,219       295,261      302,643
    79           302,643         16,645        310,209       192,324     302,643     245,219       302,643      310,209
    80           310,209         17,061        317,964       192,324     310,209     245,219       310,209      317,964
    81           317,964         17,488        325,913       192,324     317,964     245,219       317,964      325,913
    82           325,913         17,925        334,061       192,324     325,913     245,219       325,913      334,061
    83           334,061         18,373        342,413       192,324     334,061     245,219       334,061      342,413
    84           342,413         18,833        350,973       192,324     342,413     245,219       342,413      350,973
    85           350,973         19,304        359,747       192,324     350,973     245,219       350,973      359,747
    86           359,747         19,786        368,741       192,324     359,747     245,219       359,747      368,741
    87           368,741         20,281        377,960       192,324     368,741     245,219       368,741      377,960
    88           377,960         20,788        387,409       192,324     377,960     245,219       377,960      387,409
    89           387,409         21,307        397,094       192,324     387,409     245,219       387,409      397,094
    90           397,094         21,840        407,021       192,324     397,094     245,219       397,094      407,021
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,986      $100,000    $100,000    $106,000      $106,000     $106,986
    73           106,986              0        114,460       100,000     106,986     113,405       113,405      114,460
    74           114,460              0        122,456       100,000     114,460     121,327       121,327      122,456
    75           122,456              0        131,011       100,000     122,456     129,803       129,803      131,011
    76           131,011              0        140,163       100,000     131,011     138,871       138,871      140,163
    77           140,163              0        149,954       100,000     140,163     148,573       148,573      149,954
    78           149,954              0        160,430       100,000     149,954     158,952       158,952      160,430
    79           160,430              0        171,638       100,000     160,430     170,056       170,056      171,638
    80           171,638              0        183,628       100,000     171,638     181,936       181,936      183,628
    81           183,628              0        196,456       100,000     183,628     194,646       194,646      196,456
    82           196,456         14,577        195,603       200,000     196,456     208,243       208,243      195,603
    83           195,603         14,577        194,638       200,000     196,456     208,243       208,243      194,638
    84           194,638         14,577        193,595       200,000     196,456     208,243       208,243      193,595
    85           193,595         14,577        192,469       200,000     196,456     208,243       208,243      192,469
    86           192,469         14,577        191,253       200,000     196,456     208,243       208,243      191,253
    87           191,253         14,577        189,939       200,000     196,456     208,243       208,243      189,939
    88           189,939         14,577        188,521       200,000     196,456     208,243       208,243      188,521
    89           188,521         14,577        186,988       200,000     196,456     208,243       208,243      186,988
    90           186,988         14,577        185,334       200,000     196,456     208,243       208,243      185,334
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,471      $100,000    $100,000    $106,000      $106,000     $106,471
    73           106,471              0        113,394       100,000     106,471     112,859       112,859      113,394
    74           113,394              0        120,801       100,000     113,394     120,198       120,198      120,801
    75           120,801              0        128,726       100,000     120,801     128,049       128,049      128,726
    76           128,726              0        137,203       100,000     128,726     136,449       136,449      137,203
    77           137,203              0        146,274       100,000     137,203     145,436       145,436      146,274
    78           146,274              0        155,977       100,000     146,274     155,050       155,050      155,977
    79           155,977              0        166,359       100,000     155,977     165,336       165,336      166,359
    80           166,359              0        177,466       100,000     166,359     176,340       176,340      177,466
    81           177,466              0        189,349       100,000     177,466     188,114       188,114      189,349
    82           189,349         14,050        188,012       200,000     189,349     200,710       200,710      188,012
    83           188,012         14,050        186,598       200,000     189,349     200,710       200,710      186,598
    84           186,598         14,050        185,143       200,000     189,349     200,710       200,710      185,143
    85           185,143         14,050        183,644       200,000     189,349     200,710       200,710      183,644
    86           183,644         14,050        182,097       200,000     189,349     200,710       200,710      182,097
    87           182,097         14,050        180,499       200,000     189,349     200,710       200,710      180,499
    88           180,499         14,050        178,845       200,000     189,349     200,710       200,710      178,845
    89           178,845         14,050        177,132       200,000     189,349     200,710       200,710      177,132
    90           177,132         14,050        175,290       200,000     189,349     200,710       200,710      175,290
-------------------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2008

Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "IMPACT OF WITHDRAWALS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE PRINCIPAL PROTECTION DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOU WILL ALSO LOSE THE PRINCIPAL PROTECTION DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

INVESTMENT STRATEGY FOR LIFETIME INCOME PLUS 2008. In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to EITHER one of the four available Asset Allocation Models OR to one or more Designated Subaccounts OR to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund. YOUR ALLOCATION INSTRUCTIONS MUST ALWAYS COMPLY WITH THE INVESTMENT STRATEGY.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus 2008 is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AIM Variable Insurance Funds (Invesco Variable Insurance
       Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares (formerly, The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares);


       AllianceBernstein Variable Products Series Fund,
       Inc. -- AllianceBernstein Balanced Wealth Strategies Portfolio -- Class
       B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or


       Oppenheimer Variable Account Funds -- Oppenheimer Balanced
       Fund/VA -- Service Shares;



       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C OR D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

WITHDRAWAL BASE. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

ROLL-UP VALUE. Your initial Roll-Up Value is equal to your initial purchase payment received. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the "Roll-Up Value" provision above. YOU MUST ALLOCATE ALL ASSETS TO THE PRESCRIBED INVESTMENT STRATEGY.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

RESET OF THE BENEFIT. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGES FOR THIS RIDER MAY BE HIGHER

THAN YOUR PREVIOUS CHARGES AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS 2008 AND WHILE THE RIDER IS IN EFFECT.

IMPACT OF WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value are REDUCED. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit MINUS the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE FOLLOWING:

     (A) THE CONTRACT VALUE;

     (B) A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT CALCULATED USING THE 2000 ANNUITY MORTALITY TABLE AND AN INTEREST RATE OF 3%; AND

     (C) THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE).

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE) WILL CONTINUE UNDER THIS PROVISION. THE PRINCIPAL PROTECTION DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE PRINCIPAL PROTECTION DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

PRINCIPAL PROTECTION DEATH BENEFIT. You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit MINUS the Gross
       Withdrawal.

DEATH PROVISIONS. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

RIDER CHARGE. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

           Single Annuitant Contract        0.75% of benefit base
           -------------------------------------------------------------

           Joint Annuitant Contract         0.85% of benefit base
------------------------------------------------------------------------


Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

         Single Annuitant Contract      0.75% of benefit base PLUS
                                        0.15% of value of Principal
                                        Protection Death Benefit
         ---------------------------------------------------------------

         Joint Annuitant Contract       0.85% of benefit base PLUS
                                        0.15% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

         Single Annuitant Contract      0.75% of benefit base PLUS
                                        0.40% of value of Principal
                                        Protection Death Benefit
         ---------------------------------------------------------------

         Joint Annuitant Contract       0.85% of benefit base PLUS
                                        0.40% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

WHEN THE RIDER IS EFFECTIVE

If available, Lifetime Income Plus 2008 and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.


  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $97,205       $100,000    $106,000      $106,000     $100,000
    54            97,205             --        94,418        100,000     112,360       112,360      100,000
    55            94,418             --        91,637        100,000     119,102       119,102      100,000
    56            91,637             --        88,857        100,000     126,248       126,248      100,000
    57            88,857             --        86,076        100,000     133,823       133,823      100,000
    58            86,076             --        83,291        100,000     141,852       141,852      100,000
    59            83,291             --        80,497        100,000     150,363       150,363      100,000
    60            80,497             --        77,692        100,000     159,385       159,385      100,000
    61            77,692             --        74,871        100,000     168,948       168,948      100,000
    62            74,871             --        72,030        100,000     179,085       179,085      100,000
    63            72,030             --        69,166        100,000     189,830       189,830      100,000
    64            69,166             --        66,274        100,000     201,220       201,220      100,000
    65            66,274        $11,731        51,617        100,000     213,293       213,293       81,482
    66            51,617         11,731        37,254        100,000     213,293       213,293       61,968
    67            37,254         11,731        23,178        100,000     213,293       213,293       41,144
    68            23,178         11,731         9,384        100,000     213,293       213,293       18,285
    69             9,384         11,731            --        100,000     213,293       213,293           --
    70                --         11,731            --        100,000     213,293       213,293           --
    71                --         11,731            --        100,000     213,293       213,293           --
    72                --         11,731            --        100,000     213,293       213,293           --
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $97,055       $100,000    $106,000      $106,000     $100,000
    54            97,055             --        94,121        100,000     112,360       112,360      100,000
    55            94,121             --        91,196        100,000     119,102       119,102      100,000
    56            91,196             --        88,275        100,000     126,248       126,248      100,000
    57            88,275             --        85,356        100,000     133,823       133,823      100,000
    58            85,356             --        82,435        100,000     141,852       141,852      100,000
    59            82,435             --        79,508        100,000     150,363       150,363      100,000
    60            79,508             --        76,573        100,000     159,385       159,385      100,000
    61            76,573             --        73,624        100,000     168,948       168,948      100,000
    62            73,624             --        70,658        100,000     179,085       179,085      100,000
    63            70,658             --        67,672        100,000     189,830       189,830      100,000
    64            67,672             --        64,659        100,000     201,220       201,220      100,000
    65            64,659        $11,731        49,903        100,000     213,293       213,293       88,269
    66            49,903         11,731        35,459        100,000     213,293       213,293       76,538
    67            35,459         11,731        21,322        100,000     213,293       213,293       64,807
    68            21,322         11,731         7,485        100,000     213,293       213,293       53,076
    69             7,485         11,731            --        100,000     213,293       213,293       41,344
    70                --         11,731            --        100,000     213,293       213,293       29,613
    71                --         11,731            --        100,000     213,293       213,293       17,882
    72                --         11,731            --        100,000     213,293       213,293        6,151
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $97,205       $100,000    $106,000      $106,000     $100,000
    74            97,205             --        94,418        100,000     112,360       112,360      100,000
    75            94,418             --        91,637        100,000     119,102       119,102      100,000
    76            91,637             --        88,857        100,000     126,248       126,248      100,000
    77            88,857             --        86,076        100,000     133,823       133,823      100,000
    78            86,076             --        83,291        100,000     141,852       141,852      100,000
    79            83,291             --        80,497        100,000     150,363       150,363      100,000
    80            80,497             --        77,692        100,000     159,385       159,385      100,000
    81            77,692             --        74,871        100,000     168,948       168,948      100,000
    82            74,871        $12,536        59,494        100,000     179,085       179,085       82,596
    83            59,494         12,536        44,426        100,000     179,085       179,085       64,419
    84            44,426         12,536        29,658        100,000     179,085       179,085       45,280
    85            29,658         12,536        15,186        100,000     179,085       179,085       24,804
    86            15,186         12,536         1,003        100,000     179,085       179,085        1,837
    87             1,003         12,536            --        100,000     179,085       179,085           --
    88                --         12,536            --        100,000     179,085       179,085           --
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $96,805       $100,000    $106,000      $106,000     $100,000
    74            96,805             --        93,626        100,000     112,360       112,360      100,000
    75            93,626             --        90,460        100,000     119,102       119,102      100,000
    76            90,460             --        87,304        100,000     126,248       126,248      100,000
    77            87,304             --        84,155        100,000     133,823       133,823      100,000
    78            84,155             --        81,008        100,000     141,852       141,852      100,000
    79            81,008             --        77,860        100,000     150,363       150,363      100,000
    80            77,860             --        74,707        100,000     159,385       159,385      100,000
    81            74,707             --        71,546        100,000     168,948       168,948      100,000
    82            71,546        $12,536        55,886        100,000     179,085       179,085       87,464
    83            55,886         12,536        40,590        100,000     179,085       179,085       74,928
    84            40,590         12,536        25,649        100,000     179,085       179,085       62,392
    85            25,649         12,536        11,058        100,000     179,085       179,085       49,856
    86            11,058         12,536            --        100,000     179,085       179,085       37,320
    87                --         12,536            --        100,000     179,085       179,085       24,784
    88                --         12,536            --        100,000     179,085       179,085       12,248
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $101,375      $100,000    $106,000      $106,000     $101,375
    67           101,375         5,830         102,860       101,375     106,000       106,000      102,860
    68           102,860         5,830         104,464       102,860     106,000       106,000      104,464
    69           104,464         5,830         106,196       104,464     106,000       106,000      106,196
    70           106,196         5,841         108,054       106,196     106,000       106,196      108,054
    71           108,054         5,943         109,945       108,054     106,000       108,054      109,945
    72           109,945         6,047         111,869       109,945     106,000       109,945      111,869
    73           111,869         6,153         113,827       111,869     106,000       111,869      113,827
    74           113,827         6,260         115,819       113,827     106,000       113,827      115,819
    75           115,819         6,370         117,846       115,819     106,000       115,819      117,846
    76           117,846         6,482         119,908       117,846     106,000       117,846      119,908
    77           119,908         6,595         122,007       119,908     106,000       119,908      122,007
    78           122,007         6,710         124,142       122,007     106,000       122,007      124,142
    79           124,142         6,828         126,314       124,142     106,000       124,142      126,314
    80           126,314         6,947         128,525       126,314     106,000       126,314      128,525
    81           128,525         7,069         130,774       128,525     106,000       128,525      130,774
    82           130,774         7,193         133,062       130,774     106,000       130,774      133,062
    83           133,062         7,318         135,391       133,062     106,000       133,062      135,391
    84           135,391         7,447         137,760       135,391     106,000       135,391      137,760
    85           137,760         7,577         140,171       137,760     106,000       137,760      140,171
    86           140,171         7,709         142,624       140,171     106,000       140,171      142,624
    87           142,624         7,844         145,120       142,624     106,000       142,624      145,120
    88           145,120         7,982         147,660       145,120     106,000       145,120      147,660
    89           147,660         8,121         150,244       147,660     106,000       147,660      150,244
    90           150,244         8,263         152,873       150,244     106,000       150,244      152,873
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $101,223      $100,000    $106,000      $106,000     $101,223
    67           101,223         5,830         102,541       101,223     106,000       106,000      102,541
    68           102,541         5,830         103,963       102,541     106,000       106,000      103,963
    69           103,963         5,830         105,496       103,963     106,000       106,000      105,496
    70           105,496         5,830         107,148       105,496     106,000       106,000      107,148
    71           107,148         5,893         108,859       107,148     106,000       107,148      108,859
    72           108,859         5,987         110,596       108,859     106,000       108,859      110,596
    73           110,596         6,083         112,361       110,596     106,000       110,596      112,361
    74           112,361         6,180         114,153       112,361     106,000       112,361      114,153
    75           114,153         6,278         115,974       114,153     106,000       114,153      115,974
    76           115,974         6,379         117,824       115,974     106,000       115,974      117,824
    77           117,824         6,480         119,703       117,824     106,000       117,824      119,703
    78           119,703         6,584         121,611       119,703     106,000       119,703      121,611
    79           121,611         6,689         123,550       121,611     106,000       121,611      123,550
    80           123,550         6,795         125,519       123,550     106,000       123,550      125,519
    81           125,519         6,904         127,520       125,519     106,000       125,519      127,520
    82           127,520         7,014         129,552       127,520     106,000       127,520      129,552
    83           129,552         7,125         131,616       129,552     106,000       129,552      131,616
    84           131,616         7,239         133,712       131,616     106,000       131,616      133,712
    85           133,712         7,354         135,842       133,712     106,000       133,712      135,842
    86           135,842         7,471         138,005       135,842     106,000       135,842      138,005
    87           138,005         7,590         140,203       138,005     106,000       138,005      140,203
    88           140,203         7,711         142,435       140,203     106,000       140,203      142,435
    89           142,435         7,834         144,702       142,435     106,000       142,435      144,702
    90           144,702         7,959         147,005       144,702     106,000       144,702      147,005
-------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2007

Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE
WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE RIDER DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE RIDER DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.

Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

WITHDRAWAL BASE. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

ROLL-UP VALUE. Your initial Roll-Up Value is equal to your initial purchase payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) plus (b) plus (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any purchase payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative purchase payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional purchase payments will not increase the Roll-Up Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional purchase payments will not increase the Roll-Up Value.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the

Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit and may be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the purchase payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE, RIDER DEATH BENEFIT, AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.

IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

WE WILL NOT REDUCE YOUR WITHDRAWAL FACTOR OR RIDER DEATH BENEFIT IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

RESTORATION OR RESET OF THE BENEFIT

RESTORATION. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restoration will occur on the next Valuation Day. THE RESTORE FEATURE UNDER THIS RIDER MAY BE USED ONLY ONCE AND IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election at our Home Office in a form acceptable to us at least 15 days prior to your next contract anniversary.

RESET. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to our Home Office to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS 2007 AND WHILE THE RIDER IS IN EFFECT.

WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are REDUCED. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE RIDER DEATH BENEFIT, THE CONTRACT VALUE AND THE PRESENT VALUE OF THE WITHDRAWAL LIMIT IN A LUMP SUM, CALCULATED USING THE ANNUITY 2000 MORTALITY TABLE AND AN INTEREST RATE OF 3%.

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE RIDER DEATH BENEFIT WILL CONTINUE UNDER THIS PROVISION. THE RIDER DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE RIDER DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

DEATH PROVISIONS. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

RIDER DEATH BENEFIT. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death Provisions" section above.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

If available, Lifetime Income Plus 2007 must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.


  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (5) the Roll-Up Value increases until age 70;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                              WITHDRAWALS                  WITHDRAWAL    ROLL-UP   RIDER DEATH
   AGE -    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -      VALUE -    BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR END OF YEAR
----------------------------------------------------------------------------------------------
    63          $100,000            --        $98,000       $100,000    $105,000    $100,000
    64            98,000            --         96,040        100,000     110,000     100,000
    65            96,040            --         94,119        100,000     115,000     100,000
    66            94,119            --         92,237        100,000     120,000     100,000
    67            92,237            --         90,392        100,000     125,000     100,000
    68            90,392            --         88,584        100,000     130,000     100,000
    69            88,584            --         86,813        100,000     135,000     100,000
    70            86,813        $8,400         76,676        100,000     140,000      91,600
    71            76,676         8,400         66,743        100,000     140,000      83,200
    72            66,743         8,400         57,008        100,000     140,000      74,800
    73            57,008         8,400         47,468        100,000     140,000      66,400
    74            47,468         8,400         38,118        100,000     140,000      58,000
    75            38,118         8,400         28,956        100,000     140,000      49,600
    76            28,956         8,400         19,977        100,000     140,000      41,200
    77            19,977         8,400         11,177        100,000     140,000      32,800
    78            11,177         8,400          2,554        100,000     140,000      24,400
    79             2,554         8,400             --        100,000     140,000      16,000
    80                --         8,400             --        100,000     140,000       7,600
    81                --         8,400             --        100,000     140,000          --
    82                --         8,400             --        100,000     140,000          --
    83                --         8,400             --        100,000     140,000          --
    84                --         8,400             --        100,000     140,000          --
    85                --         8,400             --        100,000     140,000          --
    86                --         8,400             --        100,000     140,000          --
    87                --         8,400             --        100,000     140,000          --
    88                --         8,400             --        100,000     140,000          --
    89                --         8,400             --        100,000     140,000          --
    90                --         8,400             --        100,000     140,000          --
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (5) the Roll-Up Value increases for 5 years;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                              WITHDRAWALS                  WITHDRAWAL    ROLL-UP   RIDER DEATH
   AGE -    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -      VALUE -    BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR END OF YEAR
----------------------------------------------------------------------------------------------
    78          $100,000            --        $98,000       $100,000    $105,000    $100,000
    79            98,000            --         96,040        100,000     110,000     100,000
    80            96,040            --         94,119        100,000     115,000     100,000
    81            94,119            --         92,237        100,000     120,000     100,000
    82            92,237        $8,750         81,642        100,000     125,000      91,250
    83            81,642         8,750         71,259        100,000     125,000      82,500
    84            71,259         8,750         61,084        100,000     125,000      73,750
    85            61,084         8,750         51,112        100,000     125,000      65,000
    86            51,112         8,750         41,340        100,000     125,000      56,250
    87            41,340         8,750         31,763        100,000     125,000      47,500
    88            31,763         8,750         22,378        100,000     125,000      38,750
    89            22,378         8,750         13,180        100,000     125,000      30,000
    90            13,180         8,750          4,167        100,000     125,000      21,250
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the Roll-Up Value increases for 1 year;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (8) the Withdrawal Base is systematically reset annually on the contract anniversary; and

   (9) the owner dies upon reaching age 90.

                              WITHDRAWALS                  WITHDRAWAL    ROLL-UP   RIDER DEATH
   AGE -    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -      VALUE -    BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR END OF YEAR
----------------------------------------------------------------------------------------------
    66          $100,000        $5,775        $102,225      $100,000    $105,000    $102,225
    67           102,225         5,775         104,628       102,225     105,000     104,628
    68           104,628         5,775         107,223       104,628     105,000     107,223
    69           107,223         5,897         109,904       107,223     105,000     109,904
    70           109,904         6,045         112,651       109,904     105,000     112,651
    71           112,651         6,196         115,468       112,651     105,000     115,468
    72           115,468         6,351         118,354       115,468     105,000     118,354
    73           118,354         6,509         121,313       118,354     105,000     121,313
    74           121,313         6,672         124,346       121,313     105,000     124,346
    75           124,346         6,839         127,455       124,346     105,000     127,455
    76           127,455         7,010         130,641       127,455     105,000     130,641
    77           130,641         7,185         133,907       130,641     105,000     133,907
    78           133,907         7,365         137,255       133,907     105,000     137,255
    79           137,255         7,549         140,686       137,255     105,000     140,686
    80           140,686         7,738         144,203       140,686     105,000     144,203
    81           144,203         7,931         147,808       144,203     105,000     147,808
    82           147,808         8,129         151,504       147,808     105,000     151,504
    83           151,504         8,333         155,291       151,504     105,000     155,291
    84           155,291         8,541         159,174       155,291     105,000     159,174
    85           159,174         8,755         163,153       159,174     105,000     163,153
    86           163,153         8,973         167,232       163,153     105,000     167,232
    87           167,232         9,198         171,412       167,232     105,000     171,412
    88           171,412         9,428         175,698       171,412     105,000     175,698
    89           175,698         9,663         180,090       175,698     105,000     180,090
    90           180,090         9,905         184,592       180,090     105,000     184,592
----------------------------------------------------------------------------------------------

Lifetime Income Plus

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2006 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

The disclosure for Lifetime Income Plus in this section applies to contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications. For contracts issued prior to that date, please see the disclosure for Lifetime Income Plus in the following section.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE
WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $0 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE RIDER DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE RIDER DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

WITHDRAWAL BASE. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the purchase payment, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE AND/OR THE RIDER DEATH BENEFIT FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your

Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election at our Home Office in a form acceptable to us.

WE WILL NOT REDUCE YOUR WITHDRAWAL FACTOR OR RIDER DEATH BENEFIT IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

RESTORATION OR RESET OF THE BENEFIT

RESTORATION. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

RESET. For contracts issued on or after November 6, 2006. If all of the Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

For contracts issued prior to November 6, 2006. If all of the Annuitants are age 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.
There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

           RESTORE PROVISION                         RESET PROVISION
---------------------------------------------------------------------------------
You may restore on a contract            You may reset on a contract anniversary
anniversary once during the life of      periodically after your Benefit Date.
this rider.
---------------------------------------------------------------------------------
You must allocate all assets to the      You must allocate all assets to the
prescribed Investment Strategy in        prescribed Investment Strategy
effect as of the last Benefit Date       available as of the date of the reset.
prior to the reduction in benefits.
---------------------------------------------------------------------------------
Your rider charge assessed will remain   Your rider charge may increase, not to
the same as the charge that was in       exceed an annualized rate of 2.00% of
effect as of your last Benefit Date      assets in the Separate Account,
prior to the reduction in benefits.      calculated on a daily basis.
---------------------------------------------------------------------------------
Your Withdrawal Base will be the lesser  Your Withdrawal Base will be reset to
of the current Contract Value and your   equal your Contract Value as of the
prior Withdrawal Base.                   date you reset your benefit.
---------------------------------------------------------------------------------
The Withdrawal Factor will be restored   The Withdrawal Factor will be reset to
to 100% of the original age Withdrawal   100% of the original age Withdrawal
Factor.                                  Factor.
---------------------------------------------------------------------------------
The Rider Death Benefit will be the      The Rider Death Benefit will be the
lesser of Contract Value and total       lesser of Contract Value and total
purchase payments less Gross             purchase payments less Gross
Withdrawals.                             Withdrawals.
---------------------------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

YOU MAY NOT USE THE RESTORE OR RESET PROVISION IF ANY ANNUITANT IS OLDER THAN AGE 85 ON THE CONTRACT ANNIVERSARY. WE RESERVE THE RIGHT TO LIMIT THE RESTORATION DATE TO A CONTRACT ANNIVERSARY ON OR AFTER THREE COMPLETE YEARS FROM THE BENEFIT DATE.

SYSTEMATIC RESETS. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

PLEASE NOTE THAT A SYSTEMATIC RESET WILL OCCUR ON AN AVAILABLE CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, A SYSTEMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE; (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE); AND
(III) IF YOUR CONTRACT RESTRICTS RESETS TO A FREQUENCY OF THREE YEARS, YOU WILL NOT BE ABLE TO AGAIN RESET YOUR BENEFIT FOR THREE YEARS. PLEASE CAREFULLY CONSIDER WHETHER IT IS IN YOUR BEST INTEREST TO ELECT TO SYSTEMATICALLY RESET YOUR WITHDRAWAL BASE.

WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are REDUCED. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT OR IF YOUR CONTRACT VALUE BECOMES ZERO, YOUR CONTRACT AND ALL RIDERS AND ENDORSEMENTS, INCLUDING THIS RIDER, WILL TERMINATE AND THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE RIDER DEATH BENEFIT, CONTRACT VALUE AND THE PRESENT VALUE OF THE WITHDRAWAL LIMIT IN A LUMP SUM CALCULATED USING THE ANNUITY 2000 MORTALITY TABLE AND AN INTEREST RATE OF 3%.

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL ISSUE YOU A SUPPLEMENTAL CONTRACT. WE

    WILL CONTINUE TO PAY YOU THE WITHDRAWAL LIMIT UNTIL THE LAST DEATH OF AN
     ANNUITANT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED TO BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE RIDER DEATH BENEFIT WILL CONTINUE UNDER THE SUPPLEMENTAL CONTRACT. THE RIDER DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT MADE UNDER THE SUPPLEMENTAL CONTRACT. THE RIDER DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE LAST DEATH OF AN ANNUITANT.

RIDER DEATH BENEFIT. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  . If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.


  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if name a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.


DEATH PROVISIONS

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

EXAMPLES

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
   AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
   --------------------------------------------------------------------------
   65      $100,000        $5,500        $92,500       $100,000     $94,500
   66        92,500         5,500         85,150        100,000      89,000
   67        85,150         5,500         77,947        100,000      83,500
   68        77,947         5,500         70,888        100,000      78,000
   69        70,888         5,500         63,970        100,000      72,500
   70        63,970         5,500         57,191        100,000      67,000
   71        57,191         5,500         50,547        100,000      61,500
   72        50,547         5,500         44,036        100,000      56,000
   73        44,036         5,500         37,655        100,000      50,500
   74        37,655         5,500         31,402        100,000      45,000
   75        31,402         5,500         25,274        100,000      39,500
   76        25,274         5,500         19,269        100,000      34,000
   77        19,269         5,500         13,383        100,000      28,500
   78        13,383         5,500          7,616        100,000      23,000
   79         7,616         5,500             --        100,000      17,500
   80            --         5,500             --        100,000      12,000
   81            --         5,500             --        100,000       6,500
   82            --         5,500             --        100,000       1,000
   83            --         5,500             --        100,000          --
   84            --         5,500             --        100,000          --
   85            --         5,500             --        100,000          --
   86            --         5,500             --        100,000          --
   87            --         5,500             --        100,000          --
   88            --         5,500             --        100,000          --
   89            --         5,500             --        100,000          --
   --------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base every contract anniversary; and

   (8) the owner dies upon reaching age 90.

                      WITHDRAWALS                     WITHDRAWAL     RIDER DEATH
    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -      BASE -        BENEFIT -
AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    BEGINNING OF YEAR END OF YEAR
--------------------------------------------------------------------------------
65      $100,000        $5,500        $102,500         $100,000        $94,500
66       102,500         5,638         105,063          102,500         88,863
67       105,063         5,778         107,689          105,063         83,084
68       107,689         5,923         110,381          107,689         77,161
69       110,381         6,071         113,141          110,381         71,090
70       113,141         6,223         115,969          113,141         64,867
71       115,969         6,378         118,869          115,969         58,489
72       118,869         6,538         121,840          118,869         51,951
73       121,840         6,701         124,886          121,840         45,250
74       124,886         6,869         128,008          124,886         38,381
75       128,008         7,040         131,209          128,008         31,341
76       131,209         7,216         134,489          131,209         24,124
77       134,489         7,397         137,851          134,489         16,728
78       137,851         7,582         141,297          137,851          9,146
79       141,297         7,771         144,830          141,297          1,374
80       144,830         7,966         148,451          144,830             --
81       148,451         8,165         152,162          148,451             --
82       152,162         8,369         155,966          152,162             --
83       155,966         8,578         159,865          155,966             --
84       159,865         8,793         163,862          159,865             --
85       163,862         9,012         167,958          163,862             --
86       167,958         9,238         172,157          167,958             --
87       172,157         9,469         176,461          172,157             --
88       176,461         9,705         180,873          176,461             --
89       180,873         9,948         185,394          180,873             --
--------------------------------------------------------------------------------

Lifetime Income Plus

FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2006 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

The disclosure for Lifetime Income Plus in this section applies to contracts issued prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications. For contracts issued after that date, please see the disclosure for Lifetime Income Plus in the previous section.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus provides guaranteed withdrawals until the first death of an Annuitant, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the first death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "PURCHASE PAYMENTS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $0 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE RIDER DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "PURCHASE PAYMENTS" PROVISION BELOW. YOU WILL ALSO LOSE THE RIDER DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

WITHDRAWAL BASE. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal or the Valuation Day when the Contract Value is reduced to zero. Age will be determined as of the later of the Contract Date and the previous contract anniversary.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received (see "Purchase Payments" below). Your Withdrawal Base can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

DEATH PROVISIONS UNDER LIFETIME INCOME PLUS. This rider provides a death benefit equal to purchase payments, MINUS Gross Withdrawals (the "Rider Death Benefit"). At the death of any Annuitant, a death benefit is payable under the contract. The death benefit payable is the greatest of (a), (b), and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Rider Death Benefit;

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid in accordance with the distribution rules under the contract. (See the "Distribution Rules When Death Occurs Before Income Payments Begin" in this prospectus.)

If the designated beneficiary is a surviving spouse whose age is at least 60 and not more than 85 on the date of the death of the first Annuitant, and such spouse elects to continue the contract as the new owner, this rider will continue. As of the first Valuation Day on which we have receipt of due proof of death and all required forms at our Home Office, the Withdrawal Base for the new owner will be the equal to the death benefit as calculated in the paragraph above.

The new Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the surviving spouse cannot or does not, continue the rider, or if the designated beneficiary is not a spouse, the rider and the rider charge will terminate on the next contract anniversary.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit.

Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

WE WILL NOT REDUCE YOUR WITHDRAWAL FACTOR OR RIDER DEATH BENEFIT IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

If you have not allocated assets to a prescribed Investment Strategy, which consequently caused a reduction in your Withdrawal Factor and Rider Death Benefit and then you make a subsequent purchase payment, only 50% of the subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE AND/OR THE RIDER DEATH BENEFIT FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

RESTORATION OR RESET OF THE BENEFIT. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

You may also reset your Withdrawal Base to the Contract Value as of the contract anniversary, at least three years after your Benefit Date. We may assess an increased charge, not to exceed an annualized rate of 2.00% of your assets in the Separate Account.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

           RESTORE PROVISION                         RESET PROVISION
---------------------------------------------------------------------------------
May only be restored one time and must   May be reset on any contract
be restored on a contract anniversary    anniversary at least three years after
                                         your Benefit Date
---------------------------------------------------------------------------------
You must allocate all assets to the      You must allocate all assets to the
prescribed Investment Strategy in        prescribed Investment Strategy
effect as of the last Benefit Date       available as of the date of the reset
prior to the reduction in benefits
---------------------------------------------------------------------------------
Your rider charge assessed will remain   Your rider charge may increase, not to
the same as the charge that was in       exceed an annualized rate of 2.00% of
effect as of your last Benefit Date      assets in the Separate Account,
prior to the reduction in benefits       calculated on a daily basis
---------------------------------------------------------------------------------
Your Withdrawal Base will be the lesser  Your Withdrawal Base will be reset to
of the current Contract Value and your   equal your Contract Value as of the
prior Withdrawal Base                    date you reset your benefit
---------------------------------------------------------------------------------
The Withdrawal Factor will be restored   The Withdrawal Factor will be reset to
to 100% of the original age Withdrawal   100% of the original age Withdrawal
Factor                                   Factor
---------------------------------------------------------------------------------
The Rider Death Benefit will be the      The Rider Death Benefit will be the
lesser of Contract Value and total       lesser of Contract Value and total
purchase payments, less Gross            purchase payments, less Gross
Withdrawals                              Withdrawals
---------------------------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of a new Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit only once during the life of your contract.

YOU MAY NOT USE THE RESTORE OR RESET PROVISION IF ANY ANNUITANT IS AGE 86 OR OLDER ON THE CONTRACT ANNIVERSARY PRIOR TO THE RECEIPT OF THAT REQUEST. WE RESERVE THE RIGHT TO LIMIT THE NEXT AVAILABLE RESTORATION DATE TO A CONTRACT ANNIVERSARY ON OR AFTER THREE COMPLETE YEARS FROM THE BENEFIT DATE.

SYSTEMATIC RESETS. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations; or

   (e) ownership changes.

PLEASE NOTE THAT A SYSTEMATIC RESET WILL OCCUR ON AN AVAILABLE CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, A SYSTEMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE; (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE); AND
(III) YOU WILL NOT BE ABLE TO AGAIN RESET YOUR BENEFIT FOR THREE YEARS. PLEASE CAREFULLY CONSIDER WHETHER IT IS IN YOUR BEST INTEREST TO ELECT TO SYSTEMATICALLY RESET YOUR WITHDRAWAL BASE.

WITHDRAWALS. If a Gross Withdrawal, PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are REDUCED. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT YOUR CONTRACT, ALL RIDERS AND ENDORSEMENTS, INCLUDING THIS RIDER, WILL TERMINATE AND THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE RIDER DEATH BENEFIT, THE CONTRACT VALUE AND THE PRESENT VALUE OF THE WITHDRAWAL LIMIT IN A LUMP SUM CALCULATED USING THE ANNUITY 2000 MORTALITY TABLE AND AN INTEREST RATE OF 3%.

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL ISSUE YOU A SUPPLEMENTAL CONTRACT. WE WILL CONTINUE TO PAY YOU THE WITHDRAWAL LIMIT UNTIL THE FIRST DEATH OF AN ANNUITANT. WE WILL MAKE

    PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED TO BY US. IF THE
     MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and more favorable tax treatment than payments made under this rider.

OWNERSHIP AND CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.


Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if name a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.


SPOUSAL CONTINUATION

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

EXAMPLES

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) until the Contract Value reduces to below $5,000, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
   AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
   --------------------------------------------------------------------------
   65      $100,000        $5,000        $93,000       $100,000     $95,000
   66        93,000         5,000         86,140        100,000      90,000
   67        86,140         5,000         79,417        100,000      85,000
   68        79,417         5,000         72,829        100,000      80,000
   69        72,829         5,000         66,372        100,000      75,000
   70        66,372         5,000         60,045        100,000      70,000
   71        60,045         5,000         53,844        100,000      65,000
   72        53,844         5,000         47,767        100,000      60,000
   73        47,767         5,000         41,812        100,000      55,000
   74        41,812         5,000         35,975        100,000      50,000
   75        35,975         5,000         30,256        100,000      45,000
   76        30,256         5,000         24,651        100,000      40,000
   77        24,651         5,000         19,158        100,000      35,000
   78        19,158         5,000         13,775        100,000      30,000
   79        13,775         5,000          8,499        100,000      25,000
   80         8,499         5,000             --        100,000      20,000
   81            --         5,000             --        100,000      15,000
   82            --         5,000             --        100,000      10,000
   83            --         5,000             --        100,000       5,000
   84            --         5,000             --        100,000          --
   85            --         5,000             --        100,000          --
   86            --         5,000             --        100,000          --
   87            --         5,000             --        100,000          --
   88            --         5,000             --        100,000          --
   89            --         5,000             --        100,000          --
   --------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) for the rest of the owner's life;

   (7) the owner dies upon reaching age 90; and

   (8) the Withdrawal Base is reset every three contract anniversaries.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
   AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
   --------------------------------------------------------------------------
   65      $100,000        $ 5,000       $103,000      $100,000     $95,000
   66       103,000          5,150        106,090       100,000      89,850
   67       106,090          5,305        109,273       100,000      84,546
   68       109,273          5,464        112,551       109,273      79,082
   69       112,551          5,628        115,927       109,273      73,454
   70       115,927          5,796        119,405       109,273      67,658
   71       119,405          5,970        122,987       119,405      61,688
   72       122,987          6,149        126,677       119,405      55,538
   73       126,677          6,334        130,477       119,405      49,204
   74       130,477          6,524        134,392       130,477      42,681
   75       134,392          6,720        138,423       130,477      35,961
   76       138,423          6,921        142,576       130,477      29,040
   77       142,576          7,129        146,853       142,576      21,911
   78       146,853          7,343        151,259       142,576      14,568
   79       151,259          7,563        155,797       142,576       7,005
   80       155,797          7,790        160,471       155,797          --
   81       160,471          8,024        165,285       155,797          --
   82       165,285          8,264        170,243       155,797          --
   83       170,243          8,512        175,351       170,243          --
   84       175,351          8,768        180,611       170,243          --
   85       180,611          9,031        186,029       170,243          --
   86       186,029          9,301        191,610       186,029          --
   87       191,610          9,581        197,359       186,029          --
   88       197,359          9,868        203,279       186,029          --
   89       203,279         10,164        209,378       203,279          --
   --------------------------------------------------------------------------

Guaranteed Withdrawal Advantage

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Guaranteed Withdrawal Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount less than or equal to the Withdrawal Limit;

you will be eligible to receive total Gross Withdrawals at least equal to your protected amount, even if your Contract Value reduces to zero.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "SUBSEQUENT PURCHASE PAYMENTS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is equal to (a) multiplied by (b), where:

   (a) is the protected amount; and

   (b) is the Withdrawal Factor for the wait period.

The wait period is the number of completed months from the later of the Benefit Date and the Valuation Day of the most recent purchase payment to the Valuation Day of the first withdrawal after that date.

PROTECTED AMOUNT. Your protected amount is used to calculate the Withdrawal Limit, which is the total amount you may withdraw in a Benefit Year without reducing the benefits provided under this rider. Your initial protected amount equals purchase payments applied to the contract on the Contract Date. The protected amount does not change unless:

  .  an additional purchase payment is applied to your protected amount; or

  .  you elect to reset the protected amount.

Your protected amount can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

Your initial remaining amount is equal to your initial protected amount.

SUBSEQUENT PURCHASE PAYMENTS. Any additional purchase payment applied to your contract will adjust your protected amount and remaining amount. If you have allocated assets in accordance with the prescribed Investment Strategy since the Benefit Date, the protected amount and remaining amount will be increased by the subsequent purchase payment. Otherwise, both the protected amount and the remaining amount will be increased only by 50% of the purchase payment.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST PROTECTED AMOUNTS AND REMAINING AMOUNTS FOR ANY ADDITIONAL PURCHASE PAYMENTS. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Guaranteed Withdrawal Advantage that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your protected amount and remaining amount, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Guaranteed Withdrawal Advantage, because it is less likely that your Contract Value will be less than the protected amount or remaining amount, as the case may be. Before making purchase payments that do not increase the protected amount and remaining amount, you should consider that: (i) the guaranteed amounts provided by the protected amount and remaining amount will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the protected amount and remaining amount.

RESET. On any monthly anniversary after five complete years from your Benefit Date, you may elect to reset your benefit and to participate in the Investment Strategy available at that time, provided we receive written notice of your election at our Home Office. If you do, we will as of that reset date:

  .  reset the protected amount and remaining amount to equal your Contract
     Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

We reserve the right to limit the next available reset date to an anniversary on or after five complete years from the Benefit Date.

WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the remaining amount is reduced by the Gross Withdrawal.

If a Gross Withdrawal, PLUS all prior Gross Withdrawals in a Benefit Year, is in excess of the Withdrawal Limit, your remaining amount is reduced, causing a reduction in your total benefits provided under this rider. The new remaining amount equals the lesser of (a) and (b), where:

   (a) is the Contract Value after the Gross Withdrawal; and

   (b) is the prior remaining amount less the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

REDUCTION IN CONTRACT
VALUE. Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, your contract and any other riders and endorsements will terminate and the following will occur:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATER OF THE REMAINING AMOUNT OR CONTRACT VALUE IN A LUMP SUM.

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL ISSUE YOU A SUPPLEMENTAL CONTRACT. WE WILL CONTINUE TO PAY YOU THE WITHDRAWAL LIMIT UNTIL YOU HAVE RECEIVED THE GREATER OF THE REMAINING AMOUNT OR CONTRACT VALUE AS DETERMINED ON THE VALUATION DAY THE SUPPLEMENTAL CONTRACT WAS ISSUED. WE WILL MAKE PAYMENTS MONTHLY UNLESS AGREED OTHERWISE. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT RECEIVED WILL BE AT LEAST $100.

CONSIDERATIONS. While the rider is designed to provide guaranteed withdrawals, this benefit is only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

Guaranteed Withdrawal Advantage must be elected at application. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

OWNERSHIP AND CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.


Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.


SPOUSAL CONTINUATION

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

EXAMPLES

The following examples show how Guaranteed Withdrawal Advantage works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The first example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes withdrawals equal to the Withdrawal Limit (which is $7,000, or 7% of the protected amount) beginning in each Benefit Year until the remaining amount is exhausted.

                      WITHDRAWALS
    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   PROTECTED    REMAINING
    BEGINNING OF YEAR END OF YEAR   END OF YEAR       AMOUNT       AMOUNT
    -----------------------------------------------------------------------
        $100,000        $7,000        $91,000            $100,000  $93,000
          91,000         7,000         82,180                       86,000
          82,180         7,000         73,536                       79,000
          73,536         7,000         65,066                       72,000
          65,066         7,000         56,764                       65,000
          56,764         7,000         48,629                       58,000
          48,629         7,000         40,656                       51,000
          40,656         7,000         32,843                       44,000
          32,843         7,000         25,186                       37,000
          25,186         7,000         17,683                       30,000
          17,683         7,000         10,329                       23,000
          10,329         7,000             --                       16,000
              --         7,000             --                        9,000
              --         7,000             --                        2,000
              --         2,000             --                           --
                                                   Total Received $100,000
    -----------------------------------------------------------------------

This next example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes no withdrawals in the first five Benefit Years and then takes withdrawals equal to the Withdrawal Limit (which is $10,000, or 10% of the protected amount) beginning in the sixth Benefit Year until the remaining amount is exhausted.


                      WITHDRAWALS
    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   PROTECTED    REMAINING
    BEGINNING OF YEAR END OF YEAR   END OF YEAR       AMOUNT       AMOUNT
    -----------------------------------------------------------------------
        $100,000             --       $98,000            $100,000 $100,000
          98,000             --        96,040                      100,000
          96,040             --        94,119                      100,000
          94,119             --        92,237                      100,000
          92,237             --        90,392                      100,000
          90,392        $10,000        78,584                       90,000
          78,584         10,000        67,013                       80,000
          67,013         10,000        55,672                       70,000
          55,672         10,000        44,559                       60,000
          44,559         10,000        33,668                       50,000
          33,668         10,000        22,994                       40,000
          22,994         10,000        12,534                       30,000
          12,534         10,000            --                       20,000
              --         10,000            --                       10,000
              --         10,000            --                           --
                                                   Total Received $100,000
    -----------------------------------------------------------------------

Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options

In order to receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. Except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. EVEN IF YOUR BENEFIT IS
REDUCED, YOU WILL CONTINUE TO PAY THE FULL AMOUNT CHARGED FOR THE RIDER. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

The Investment Strategy for Guaranteed Withdrawal Advantage, Lifetime Income Plus and Lifetime Income Plus 2007 is discussed in this section. The Investment Strategy for Lifetime Income Plus 2008 is discussed above in the "Lifetime Income Plus 2008" provision of this prospectus. The Investment Strategy for Lifetime Income Plus Solution is discussed above in the "Lifetime Income Plus Solution" provision of this prospectus.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007, and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PURCHASE PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY AND THE GUARANTEED AMOUNT AVAILABLE FOR WITHDRAWAL WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION IN YOUR BENEFIT. YOU MAY RESET YOUR BENEFIT ON THE NEXT AVAILABLE RESET DATE AS DESCRIBED IN THE "RESTORATION OR RESET OF THE BENEFIT" PROVISION FOR THE APPLICABLE GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER OPTION.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AIM Variable Insurance Funds (Invesco Variable Insurance
       Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares (formerly, The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares);


       AllianceBernstein Variable Products Series Fund,
       Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or


       Oppenheimer Variable Account Funds -- Oppenheimer Balanced
       Fund/VA -- Service Shares;



       OR

   (2) owners may allocate assets to Asset Allocation Model C.

THE DEATH BENEFIT

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2003 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING PROVISIONS APPLY:

DISTRIBUTION PROVISIONS UPON DEATH OF OWNER OR JOINT OWNER

In certain circumstances, federal tax law requires that distributions be made under this contract upon an individual's death. Except as described below in the "Distribution Rules" provision, a distribution is required upon the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant, if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

If any owner or joint owner who is not also an Annuitant or Joint Annuitant dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day we have receipt of the request for surrender or choice of applicable payment option, due proof of death and any required forms at our Home Office.

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE ANNUITY COMMENCEMENT DATE

If any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Annual Step-Up Death Benefit Rider Option;

   (3) the 5% Rollup Death Benefit Rider Option;

   (4) the Earnings Protector Death Benefit Rider Option; and

   (5) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and must be elected at the time of application. The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution. You may elect the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, elect the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be elected with any other death benefit rider.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

BASIC DEATH BENEFIT

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals (including any applicable surrender charges and premium taxes assessed) calculated as of the Valuation Day we receive due proof of death; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium taxes assessed) reduces the Contract Value.

Please see Appendix A for an example of the Basic Death Benefit calculation.

ANNUAL STEP-UP DEATH BENEFIT RIDER OPTION

The Annual Step-Up Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, PLUS purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, PLUS purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium taxes assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

5% ROLLUP DEATH BENEFIT RIDER OPTION

The 5% Rollup Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the 5% Rollup Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the 5% Rollup Death Benefit Rider Option described below.

The 5% Rollup Death Benefit Rider Option is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The 5% Rollup Death Benefit on the Contract Date is the initial purchase payment. At the end of each Valuation Period after the Contract Date, the 5% Rollup Death Benefit is equal to the lesser of (a) and (b) where:

   (a) is 200% of purchase payments; and

   (b) is the Rollup Death Benefit at the end of the last Valuation Period increased by a daily interest factor, equivalent to a 5% annual effective interest rate, PLUS purchase payments made during the current Valuation Period and adjusted for any partial withdrawals taken and premium taxes paid during the current Valuation Period.

Partial withdrawals each contract year, up to 5% of purchase payments, calculated at the time of the partial withdrawal, reduce the 5% Rollup Death Benefit by the same amount that the partial withdrawal, including any surrender charges and premium taxes paid, reduces the Contract Value. If partial withdrawals greater than 5% of purchase payments are taken in any contract year, the 5% Rollup Death Benefit is reduced proportionally for that partial withdrawal and all future partial withdrawals by the same percentage that the partial withdrawal, including any surrender charges and premium tax paid, reduces the Contract Value.

Timing of partial withdrawals may have unintended consequences to your 5% Rollup Death Benefit. This benefit increases daily at a compounded rate of 5%. Because of this, any partial withdrawals in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of purchase payments, will reduce the death benefit amount below the value at the start of that contract year.

You may only elect the 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the 5% Rollup Death Benefit Rider Option.

EARNINGS PROTECTOR DEATH BENEFIT RIDER OPTION

The Earnings Protector Death Benefit Rider adds an extra feature to your death benefit. The Earnings Protector Death Benefit Rider is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The following is the Earnings Protector Death Benefit if all Annuitant(s) are age 70 or younger on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 40% of earnings which are defined as (a) MINUS (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 70% of purchase payments adjusted for partial withdrawals (including any withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable) are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

The following is the Earnings Protector Death Benefit if any Annuitant is older than age 70 on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 25% of earnings which are defined as (a) MINUS (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 40% of purchase payments paid, as adjusted for partial withdrawals (including any withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable) are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

Under both age scenarios listed above, partial withdrawals are taken first from gain and then from purchase payments made. For purposes of this rider, gain is calculated as (a) PLUS (b) MINUS (c) MINUS (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any partial withdrawals, excluding any surrender charges;

   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

You may only elect the Earnings Protector Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Earnings Protector Death Benefit Rider Option.

There are important things you should consider before you purchase the Earnings Protector Death Benefit Rider Option. These include:

  . The Earnings Protector Death Benefit Rider Option does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no additional amount being payable.

  . Once you elect the Earnings Protector Death Benefit Rider Option, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings Protector Death Benefit Rider Option.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Earnings Protector Death Benefit Rider Option, as well as the other aspects of the contracts.

THE EARNINGS PROTECTOR AND GREATER OF ANNUAL STEP-UP AND 5% ROLLUP DEATH BENEFIT RIDER OPTION

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option combines the Greater of the Annual Step-Up and 5% Rollup Death Benefit Rider Option plus the Earnings Protector Death Benefit Rider Option. Under this rider option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greatest of:

  .  the Basic Death Benefit;

  .  the Annual Step-Up Death Benefit Rider Option described above; and

  .  the 5% Rollup Death Benefit Rider Option described above; PLUS

  .  the Earnings Protector Death Benefit Rider Option described above.

You may only elect the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.70% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

TERMINATION OF DEATH BENEFIT RIDER OPTIONS WHEN CONTRACT ASSIGNED OR SOLD

Your death benefit rider options will terminate in the event that you assign or sell this contract, unless your contract is assigned or sold pursuant to a court order.

HOW TO CLAIM PROCEEDS AND/OR DEATH BENEFIT PAYMENTS

At the death of:

   (1) an owner or joint owner (or the Annuitant or Joint Annuitant if any owner or joint owner is a non-natural entity); or

   (2) the Annuitant or Joint Annuitant;

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner

   (2) primary beneficiary

   (3) contingent beneficiary

   (4) owner's or joint owner's estate

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted. Upon such notification of death, we will transfer all assets in the Separate Account to the GE Investments Funds, Inc. -- Money Market Fund until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

PAYMENT CHOICES: The designated beneficiary may elect the form in which the proceeds will be paid from the following payment choices (and if no election is made, the default payment choice described below will apply):

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amounts will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or to his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan 1 or 2 as described in the "Optional Payment Plans" provision of this prospectus. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy;

   (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below;

   (5) if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision; or

   (6) if the designated beneficiary is an owner or joint owner who is a natural person, he or she may continue the contract as stated in the "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, payments will default to payment choice 2.

STRETCH PAYMENT CHOICES

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

SPENDTHRIFT PROVISION. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary cannot change the payment choice that the owner has selected. If the owner makes a payment choice for the surviving spouse, the spouse may not continue the contract in accordance with the "Distribution Rules" provision of the prospectus. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

DISTRIBUTION RULES

When Death Occurs Before the Annuity Commencement Date

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules also apply where federal tax law does not provide alternative distribution rules. These rules do not apply to Qualified Contracts and, if alternative distribution rules apply, contracts that do not qualify as annuity contracts under federal tax law, and may not apply to contracts held by certain entities. For Qualified Contracts, the required minimum distribution provisions of the Code apply. The required minimum distribution rules are generally specified in the endorsement, plan document, or other writing establishing the plan or individual retirement arrangement. See the "Tax Matters" provision of this prospectus.

If the sole designated beneficiary is the spouse of the deceased owner, the spouse may continue the contract as the new owner. If the deceased owner was also an Annuitant or Joint Annuitant, the spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the spouse is one of multiple designated beneficiaries, the spouse may only continue the contract in proportion to the amount as allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 1 or 2 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 3 is elected (within 60 days following receipt of due proof of death and all required forms at our Home Office), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

If the designated beneficiary is an owner or joint owner, the owner (if the owner is a natural person) may continue the contract. Contract Value for the continued contract will be equal to the death benefit proceeds. If there is no Joint Annuitant, the Owner will become the new sole Annuitant. If there is a Joint Annuitant, the Joint Annuitant will become the sole Annuitant. The owner may exercise all rights as stated in the contract before an Annuitant's death.

When Death Occurs On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

THE DEATH BENEFIT

FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2003 OR PRIOR TO THE DATE STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING PROVISIONS
APPLY:

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE THE ANNUITY COMMENCEMENT DATE

If any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available is the death benefit. Upon receipt of due proof of an Annuitant's death at our Home Office (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will calculate the death benefit. We will treat the death benefit in accordance with your instructions, subject to distribution rules and termination of contract provisions described elsewhere.

BASIC DEATH BENEFIT

The Basic Death Benefit equals the greater of:

   (a) purchase payments adjusted for any previous withdrawals taken (including any surrender charges and premium taxes assessed); and

   (b) the Contract Value as of the date we receive due proof of death of any Annuitant.

DEATH BENEFIT RIDER OPTIONS

Death benefit rider options must be elected at the time of application. Once elected, the death benefit option(s) elected will remain in effect while your contract is in force until income payments begin or the death benefit option(s) is terminated, as permitted by the rider option. The Optional Enhanced Death Benefit cannot be terminated while the contract is in force and before income payments begin. The Optional Death Benefit and the Guaranteed Minimum Death Benefit may be terminated any time while the contract is in force and before income payments begin. The termination will be effective as of your next contract anniversary date following the date of receipt of your request to terminate the rider at our Home Office, provided that we receive your request to terminate the rider(s) within 30 days prior to your next contract anniversary date.

Not all death benefit rider options may be available in all states or to all contracts. In addition, if all death benefit rider options are available, an owner may not elect all three death benefit rider options.

If the Annuitant and Joint Annuitant are age 75 or younger at the time the contract is issued, the owner may elect one of the following optional death benefits or death benefit combinations:

   (1) Optional Death Benefit;

   (2) Optional Enhanced Death Benefit;

   (3) Optional Guaranteed Minimum Death Benefit;

   (4) Optional Death Benefit and Optional Enhanced Death Benefit; and

   (5) Optional Guaranteed Minimum Death Benefit and Optional Enhanced Death Benefit.

The combination of the Optional Death Benefit and Optional Guaranteed Minimum Death Benefit is not permitted.

If any Annuitant is age 76 or older at the time the contract is issued, the owner may only elect the Optional Death Benefit.

OPTIONAL DEATH BENEFIT

The Optional Death Benefit coordinates with the Basic Death Benefit and adds an extra feature. Under the Optional Death Benefit, the amount payable as of the date we receive due proof of death will be the greater of:

  .  the Basic Death Benefit; and

  .  the minimum death benefit as described below.

The minimum death benefit varies based on the age of the Annuitant(s) at issue and at death.

If the Annuitant is, or if there is a Joint Annuitant, both the Annuitant and the Joint Annuitant are, age 80 or younger at issue, the minimum death benefit is equal to the greatest sum of (1) and (2), where:

   (1) is the Contract Value as of any contract anniversary up to and including the later of the fifth contract anniversary or the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant; and

   (2) is any purchase payments the owner made since that contract anniversary adjusted for any partial withdrawals taken and any applicable premium tax assessed.

If any Annuitant is older than age 80 at issue, the minimum death benefit is equal to the greatest sum of (1) and (2), where:

   (1) is the Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant; and

   (2) is any purchase payments made since that contract anniversary adjusted for any partial withdrawals taken and any applicable premium tax assessed.

Under both age scenarios, a partial withdrawal reduces the minimum death benefit proportionally by the same percentage that the partial withdrawal (including applicable surrender charges and premium taxes assessed) reduces the Contract Value.

The Optional Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, neither the Annuitant nor Joint Annuitant (if applicable) may be older than age 84 at the time of issue, unless we approve a different age.

OPTIONAL ENHANCED DEATH BENEFIT

The Optional Enhanced Death Benefit (which may be referred to as "GE Earnings Protector(R)" in our marketing materials) adds an extra feature to our Basic Death Benefit and, if applicable, the Optional Death Benefit or Optional Guaranteed Minimum Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, any Annuitant cannot be age 76 or older at the time of issue unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the older age of any Annuitant at issue. Your Optional Enhanced Death Benefit will never be less than zero.

If both Annuitants are age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) MINUS (b), where:

   (a) is the Contract Value as of the date we receive due proof of death; and

   (b) is purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 70% of purchase payments paid adjusted for partial withdrawals taken. Purchase Payments, other than the initial premium, paid within 12 months of death are not included in this calculation.

If any Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) MINUS (b), where:

   (a) is the Contract Value on the date we receive due proof of death; and

   (b) is purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 40% of purchase payments paid, adjusted for partial withdrawals taken. Purchase payments, other than the initial premium, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial withdrawals first from gain and then from purchase payments paid. For purposes of this benefit, we calculate gain as (a) PLUS (b) MINUS (c) MINUS (d), but not less than zero, where:

   (a) is the Contract Value on the date we receive your partial withdrawal request;

   (b) is the total of any partial withdrawals, excluding surrender charges, previously taken;

   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT

The Optional Guaranteed Minimum Death Benefit adds an extra feature to the Basic Death Benefit. Under the Optional Guaranteed Minimum Death Benefit, the amount we pay as of the date we receive due proof of death of any Annuitant will be the greater of:

  .  the Basic Death Benefit; and

  . the minimum death benefit as of the date we receive due proof of death. The minimum death benefit is the value of purchase payments increased with interest at 6% per contract year up to 200% of purchase payments.

Partial withdrawals for each contract year up to 6% of purchase payments, calculated at the time of each partial withdrawal, reduce the minimum death benefit by the same amount that the partial withdrawal (including any applicable surrender charge and premium taxes assessed) reduces the Contract Value.

However, once any partial withdrawal in the current or any prior contract year exceeds 6% of purchase payments made under the contract, all partial withdrawals from then on will reduce the minimum death benefit proportionately by the same percentage that the partial withdrawals (including any applicable surrender charges and premium taxes assessed) reduce the Contract Value.

You may only elect the Optional Guaranteed Minimum Death Benefit when you apply for a contract. Once elected, the benefit remains in effect while your contract is in force until income payments begin, or until the contract anniversary following the date we receive your request to terminate the benefit. If we receive your request within 30 days following any contract anniversary, you may request that the benefit terminate as of that anniversary.

The Optional Guaranteed Minimum Death Benefit may not be available in all states or markets. In addition, to be eligible for this benefit, neither the Annuitant nor the Joint Annuitant (if applicable) may be age 76 or older at the time of issue, unless we approve a different age.

WHEN WE CALCULATE THE DEATH BENEFIT

We will calculate the Basic Death Benefit, Optional Death Benefit, the Optional Enhanced Death Benefit and the Guaranteed Minimum Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the assets will remain allocated in the Subaccount and/or the Guarantee Account, according to your last instructions. This means that the death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE ANNUITY COMMENCEMENT DATE

In certain circumstances, federal tax law requires that distributions be made under this contract upon the first death of:

  .  an owner or joint owner; or

  . the Annuitant (if any owner is a non-natural entity such as a trust or corporation).

The discussion below describes the methods available for distributing the value of the contract upon death.

At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

DISTRIBUTION RULES: Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant, the spouse will automatically become the new sole Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

      (1) receive the Surrender Value in a lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

      (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

      (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy; or

      (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below.

STRETCH PAYMENT CHOICES

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, we will pay the designated beneficiary's estate.

Under payment choice 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

SPENDTHRIFT PROVISION. An owner may, by providing written notice to our Home Office in a manner acceptable to the

Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary cannot change the payment choice that the owner has selected. If the owner makes a payment choice for the surviving spouse, the spouse may not continue the contract in accordance with the "Distribution Rules" provision of the prospectus. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

AMOUNT OF THE PROCEEDS: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                             AMOUNT OF
     PERSON WHO DIED        PROCEEDS PAID
-------------------------------------------
Owner or Joint Owner       Surrender Value
(who is not an Annuitant)
-------------------------------------------
Owner or Joint Owner       Death Benefit
(who is an Annuitant)
-------------------------------------------
Annuitant                  Death Benefit
-------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF OWNER, JOINT OWNER, OR ANNUITANT ON OR AFTER THE ANNUITY COMMENCEMENT DATE

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision in the contract.

INCOME PAYMENTS

INCOME PAYMENTS AND THE ANNUITY COMMENCEMENT DATE

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. (If Guaranteed Income Advantage or Principal Protection Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Guaranteed Income Advantage" and "Principal Protection Advantage" provisions in this section.) The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued, unless you have elected Payment Optimizer Plus. If you have elected Payment Optimizer Plus, you may elect to receive income payments within the first year of the contract.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance: (i) if Guaranteed Withdrawal Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; (ii) if Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; (iii) if Guaranteed Income Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; or (iv) if one of the Payment Protection Rider Options applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Annuity Commencement Date these riders do not apply, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the

"Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided an Annuitant is still living. Unless you have elected one of the Payment Protection Rider Options, we will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant(s) instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. If you elected one of the Payment Protection Rider Options, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10-year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, the amount of each payment to be discounted will be assumed to be equal to the value of the payment on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Income with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10-year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, the amount of each payment to be discounted will be assumed to be equal to the value of the payment on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

   (1) your Surrender Value on the Valuation Day immediately preceding the Annuity Commencement Date;

   (2) the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

   (3) the specific payment plan you choose; and

   (4) if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLANS

The following Optional Payment Plans are available under the contract unless you have fully annuitized under Guaranteed Income Advantage or one of the Payment Protection Rider Options:

   OPTIONAL PAYMENT PLAN 1 -- LIFE INCOME WITH PERIOD CERTAIN. This option guarantees monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 2 -- INCOME FOR A FIXED PERIOD. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 3 -- INCOME OF A DEFINITE AMOUNT. This option provides periodic payments of a definite amount to be paid. Payments can be annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 4 -- INTEREST INCOME. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   OPTIONAL PAYMENT PLAN 5 -- JOINT LIFE AND SURVIVOR INCOME. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 6 -- FIXED INCOME FOR LIFE. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 5 (Joint Life and Survivor Income) and Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If a request for redemption is received for Optional Payment Plans 2, 3 or 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2, and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Contract Value as of the Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one PLUS the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

If you have elected Payment Optimizer Plus, the assumed interest rate will be 4% and the assumed interest rate factor in (b) will equal .99989255 raised to a power equal to the number of days in the Valuation Period.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect one of the Payment Protection Rider Options, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. Transfers may not be made if income payments are being received pursuant to the terms of Guaranteed Income Advantage. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. We reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

For contracts issued prior to September 2, 2003, we do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

GUARANTEED INCOME ADVANTAGE

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Under the rider, you will receive a series of monthly income payments determined on the earlier of the date you designate payments from the GIS Subaccount(s) to begin (the "Income Start Date") or the date you annuitize the contract (the "Annuity Commencement Date"). Each series of monthly income payments is referred to as a segment. The guaranteed income benefit may be comprised of one or more segments. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each segment, will have a guaranteed income floor, and the guaranteed income floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. There is an extra charge for this rider.

You may not allocate purchase payments or assets in your contract directly to the GIS Subaccount(s). Payments to the GIS Subaccount(s) must be made through a series of scheduled transfers. As discussed in the "Scheduled Transfers" section below, for contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of their due date. In other words, for these contracts, you will have the ability to "pre-pay" transfers into the GIS Subaccount(s).

Guaranteed Income Advantage may not be available in all states or in all markets. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Each segment has its own effective date, Income Start Date, series of scheduled transfers, monthly income plan and guaranteed annual income factor. If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.

Scheduled Transfers

The first scheduled transfer is made to the GIS Subaccount(s) as of the effective date of the segment. Scheduled transfers if due will continue to be made on each monthly anniversary of that date until the earlier of the Income Start Date or the Annuity Commencement Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next Valuation Day will be treated as the monthly anniversary for that month.

Only scheduled transfers can be made into the GIS Subaccount(s). Purchase payments may not be made directly to the GIS Subaccount(s). Scheduled transfers are made first to the GIS Subaccount(s) of the segment that has been in effect for the longest period of time.

Scheduled transfers will first be made on a prorata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s).

There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.

Withdrawals and Transfers

You may take a withdrawal or make transfers from the GIS Subaccount(s) at any time prior to the earlier of the Income Start Date or the Annuity Commencement Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Once you take a withdrawal or make a transfer from a segment, you will not be permitted to make any additional scheduled transfers to that segment. Your guaranteed income floor will be adjusted to reflect the amount withdrawn or transferred by using a recalculation of scheduled transfers made as described below. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, after such withdrawal or transfer, the number of scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the number of scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, after such withdrawal or transfer, the scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

Unless you instruct otherwise, withdrawals will first be deducted from the Subaccounts in which you have allocated assets, excluding the GIS
Subaccount(s). These deductions will
be taken on a prorata basis. Then, withdrawals will be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

Transfers from the GIS Subaccount(s) will be subject to the provisions stated in the "Transfers" provision of this prospectus.

Monthly Income

You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.

On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start Dates cannot be changed. For a single Annuitant, monthly income will be based on a Life Income with a 10 Year Period Certain plan. For Joint Annuitants, monthly income will be based on a Joint Life and Survivor Income with a 10 Year Period Certain plan. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See "Optional Payment Plans" in the "Income Payments" provision of this prospectus for additional information on available payment options.

Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS Subaccount(s), unless you choose to have monthly income payments made directly to you. Monthly income payments that are allocated to the investment options will not be subject to a contingent deferred sales charge if those payments are subsequently withdrawn or surrendered from the contract.

Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.

How Income Payments are Calculated

INITIAL INCOME PAYMENT.   The initial annual income amount under any applicable
payment plan is calculated by taking (a) multiplied by (b), divided by (c), where:

   (a) is the annual income rate per $1,000 in the contract for the income payment plan elected and the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider as of the Income Start Date;

   (b) is the value in the applicable GIS Subaccount(s) as of the Income Start Date, less any applicable premium tax; and

   (c) is $1,000.

Income rates, for purposes of Guaranteed Income Advantage, are based on the Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.

The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b) multiplied by (c), where:

   (a) is the scheduled transfer;

   (b) is the guaranteed annual income factor divided by 12; and

   (c) is the number of scheduled transfers made, adjusted for withdrawals and transfers.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b), where:

   (a) is the scheduled transfers made into the GIS Subaccount(s), adjusted for withdrawals and transfers; and

   (b) is the guaranteed annual income factor divided by 12.

SUBSEQUENT INCOME PAYMENTS. Subsequent income payments are determined by Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial amount.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units is determined by dividing the dollar amount of the initial annual income amount by the Annuity Unit values as of the Income Start Date. Your number of Annuity Units under a particular segment remains fixed. The dollar amount of each subsequent annual income amount is determined by multiplying your number of Annuity Units by the Annuity Unit value as of the Valuation Day each annuity year begins.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount. The amount is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level income amount is less than the guaranteed income floor. You will not receive monthly income above the guaranteed income floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed income floor MINUS 12 multiplied by the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount MINUS any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed income floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b) where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, PLUS 12 multiplied by the actual subsequent monthly income, MINUS 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS Subaccount as of the Income Start Date and that segment will terminate.

On the Annuity Commencement Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.

Death Provisions

The following provisions apply to any and all segments with regard to the death of any Annuitant.

SPECIAL DISTRIBUTION RULES WHEN DEATH OCCURS BEFORE INCOME START DATE AND ANNUITY COMMENCEMENT DATE

For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit under the contract will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, including the GIS Subaccount(s), will be transferred to the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) all existing segments will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) we will allocate the death benefit under the contract on a prorata basis to the investment options in which assets are then allocated; and

      (b) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

SPECIAL DISTRIBUTION RULES WHEN DEATH OCCURS ON OR AFTER INCOME START DATE AND BEFORE ANNUITY COMMENCEMENT DATE

If any Annuitant dies on the Income Start Date, the death benefit is reduced prorata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.

If any Annuitant dies after the Income Start Date but before the Annuity Commencement Date, proceeds will be paid under this rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:

   (a) is the commuted value of the remaining period certain of the guaranteed income floor; and

   (b) is the commuted value of the remaining period certain of the annual income amount.

Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.

For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

   (1) Upon notification of death;

      (a) all value of the Subaccounts will be transferred to the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) all existing segments not past the Income Start Date will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) any segment past its Income Start Date will continue any remaining period certain payments; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

The surviving spouse will become the named designated Annuitant.

Other Contract Charges

Any rider and contract charges not taken on a daily basis will first be deducted on a prorata basis from all Subaccounts, excluding the GIS Subaccount(s). For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted prorata from the GIS subaccount(s) in the oldest segment(s) that have not reached their Income Start Date(s). For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted from the GIS Subaccount(s) of the segments beginning with the segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. For these contracts, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Termination of Rider

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless the Annuitant and any Joint Annuitant are eligible to buy a segment on that date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless you are eligible to buy a segment on that date.

Ownership and Change of Ownership

On the date that the contract is assigned or sold, unless under an involuntary assignment effected by legal process, all amounts in the GIS Subaccount(s) will be transferred to the GE Investments Funds, Inc. -- Money Market Fund.

If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant;

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.


  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if name a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (5) the owner makes scheduled transfers of $800 at the first of every month (for a total of $9,600 per year) for 10 years; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

                                          VALUE OF              VALUE OF  GUARANTEED
       VALUE OF              VALUE OF       GIS                   GIS      MINIMUM
     SUBACCOUNTS  SCHEDULED SUBACCOUNTS  SUBACCOUNT  SCHEDULED SUBACCOUNT   ANNUAL
     AT BEGINNING TRANSFERS   AT END    AT BEGINNING TRANSFERS   AT END    PAYMENT
YEAR   OF YEAR      MADE      OF YEAR     OF YEAR      MADE     OF YEAR    ACCRUED
------------------------------------------------------------------------------------
  1    $96,000     $9,600     $90,942     $      0    $9,600    $  9,858    $  936
  2     90,942      9,600      85,631        9,858     9,600      20,209     1,872
  3     85,631      9,600      80,054       20,209     9,600      31,078     2,808
  4     80,054      9,600      74,199       31,078     9,600      42,489     3,743
  5     74,199      9,600      68,051       42,489     9,600      54,472     4,679
  6     68,051      9,600      61,596       54,472     9,600      67,054     5,615
  7     61,596      9,600      54,817       67,054     9,600      80,264     6,551
  8     54,817      9,600      47,700       80,264     9,600      94,136     7,487
  9     47,700      9,600      40,227       94,136     9,600     108,701     8,423
 10     40,227      9,600      32,380      108,701     9,600     123,994     9,359
------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                                     ADJUSTMENT
                      CALCULATED GUARANTEED PAYMENT   ACCOUNT
                 YEAR  PAYMENT    PAYMENT   TO OWNER  BALANCE
                 ----------------------------------------------
                  11   $ 9,502     $9,359   $ 9,502      $0
                  12     9,639      9,359     9,639       0
                  13     9,779      9,359     9,779       0
                  14     9,921      9,359     9,921       0
                  15    10,065      9,359    10,065       0
                  16    10,210      9,359    10,210       0
                  17    10,358      9,359    10,358       0
                  18    10,509      9,359    10,509       0
                  19    10,661      9,359    10,661       0
                  20    10,815      9,359    10,815       0
                 ----------------------------------------------

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF APRIL 29, 2005, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING EXAMPLE ALSO APPLIES:

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (5) the owner transfers the entire $96,000 into the GIS Subaccount at the beginning of year 1; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

                                                                VALUE OF  GUARANTEED
       VALUE OF              VALUE OF   VALUE OF GIS              GIS      MINIMUM
     SUBACCOUNTS  SCHEDULED SUBACCOUNTS  SUBACCOUNT  SCHEDULED SUBACCOUNT   ANNUAL
     AT BEGINNING TRANSFERS   AT END    AT BEGINNING TRANSFERS   AT END    PAYMENT
YEAR   OF YEAR      MADE      OF YEAR     OF YEAR      MADE     OF YEAR    ACCRUED
------------------------------------------------------------------------------------
  1    $96,000     $96,000      $0        $      0    $96,000   $100,800    $9,359
  2          0           0       0         100,800          0    105,840     9,359
  3          0           0       0         105,840          0    111,132     9,359
  4          0           0       0         111,132          0    116,689     9,359
  5          0           0       0         116,689          0    122,523     9,359
  6          0           0       0         122,523          0    128,649     9,359
  7          0           0       0         128,649          0    135,082     9,359
  8          0           0       0         135,082          0    141,836     9,359
  9          0           0       0         141,836          0    148,928     9,359
 10          0           0       0         148,928          0    156,374     9,359
------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                                     ADJUSTMENT
                      CALCULATED GUARANTEED PAYMENT   ACCOUNT
                 YEAR  PAYMENT    PAYMENT   TO OWNER  BALANCE
                 ----------------------------------------------
                  11   $11,983     $9,359   $11,983      $0
                  12    12,157      9,359    12,157       0
                  13    12,333      9,359    12,333       0
                  14    12,512      9,359    12,512       0
                  15    12,693      9,359    12,693       0
                  16    12,877      9,359    12,877       0
                  17    13,063      9,359    13,063       0
                  18    13,253      9,359    13,253       0
                  19    13,445      9,359    13,445       0
                  20    13,640      9,359    13,640       0
                 ----------------------------------------------

Tax Treatment of Guaranteed Income Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if you have elected to have monthly income payments paid to you and subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If you have elected to have monthly income payments paid to you, you should consult a tax adviser before changing that election.


Distributions you receive before the Annuity Commencement Date are generally subject to tax as partial withdrawals. If your contract is a Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your purchase payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular segment or the purchase payments that may be considered to have been allocated to that segment.) The Code imposes a higher rate of tax on ordinary income than it does on capital gains. Distributions you receive before the Annuity Commencement Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in your gross income.

After 2010 monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Annuity Commencement Date, as described below. If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Annuity Commencement Date (i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.


Persons intending to purchase Guaranteed Income Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision below.

PAYMENT PROTECTION RIDER OPTIONS

Two Payment Protection Rider Options are discussed in this prospectus: Payment Optimizer Plus and Principal Protection Advantage. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007. These Payment Protection Rider Options are discussed in separate sections below. There is an extra charge for each of the Payment Protection Rider Options.

Payment Optimizer Plus

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments determined on the Annuity Commencement Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. Under the rider, you also may request to terminate your contract and rider at any time after the Annuity Commencement Date and receive the commuted value of your income payments, MINUS a commutation charge, in a lump sum, so long as the termination is after the right to cancel period under your contract. These and other features of the rider are more fully discussed below.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

INVESTMENT STRATEGY

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with the prescribed Investment Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. EVEN IF YOUR BENEFIT IS REDUCED, YOU WILL CONTINUE TO PAY THE FULL AMOUNT CHARGED FOR THE RIDER.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about Asset Allocation Model C, the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, and the Defined Dollar Cost Averaging program, please see the "Subaccounts," "Asset Allocation Program" and "Defined Dollar Cost Averaging Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PURCHASE PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, AND YOUR BENEFIT BASE WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION IN YOUR BENEFIT.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Home Office at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AIM Variable Insurance Funds (Invesco Variable Insurance
       Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares (formerly, The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares);

       AllianceBernstein Variable Products Series Fund,
       Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares;


       OR

   (2) owners may allocate assets to Asset Allocation Model C.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program, when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

If, on the Annuity Commencement Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Annuity Commencement Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund.

WE WILL NOT REDUCE YOUR BENEFIT BASE OR INCOME BASE IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

BENEFIT BASE AND INCOME BASE

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base as of the prior Valuation Day.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO EXCLUDE ADDITIONAL PURCHASE PAYMENTS FROM BEING APPLIED TO THE BENEFIT BASE. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Payment Optimizer Plus, that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional purchase payments applied will increase the benefit base on the prior Valuation Day by 50% of the purchase payment.



All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Annuity Commencement Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Annuity Commencement Date will be processed before benefit base is converted to income base.

RESET OF BENEFIT BASE. If all of the Annuitants are ages 50 through 85, you may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Annuity Commencement Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Annuity Commencement Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

SYSTEMATIC RESETS. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

PLEASE NOTE THAT A SYSTEMATIC RESET WILL OCCUR ON AN AVAILABLE CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE BENEFIT BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, A SYSTEMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE; AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER WHETHER IT IS IN YOUR BEST INTEREST TO ELECT TO SYSTEMATICALLY RESET YOUR BENEFIT BASE.

MONTHLY INCOME. The Annuity Commencement Date under this rider may be any Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Annuity Commencement Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Annuity Commencement Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Annuity Commencement Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Annuity Commencement Date or on the annual anniversary of the Annuity Commencement Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

HOW INCOME PAYMENTS ARE CALCULATED

GUARANTEED PAYMENT FLOOR. The guaranteed payment floor is the guaranteed amount of each monthly income. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Annuity Commencement Date (as specified in the contract); and

   (c) is 12.

For purposes of this rider, the benefits provided under this rider, and the rider charge, once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

INITIAL MONTHLY INCOME. The initial monthly income is the greater of the level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the income base as of the Annuity Commencement Date; and

   (b) is the Contract Value on the Valuation Day prior to the Annuity Commencement Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Annuity Commencement Date, and your Contract Value on the Annuity Commencement Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, MINUS an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           YEAR PAYMENTS BEGIN  MAXIMUM
                           --------------------   AGE
                           AFTER    PRIOR TO   ADJUSTMENT
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15

On the Annuity Commencement Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the contract will terminate on the Annuity Commencement Date.

SUBSEQUENT MONTHLY INCOME. Subsequent annual income amounts are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Annuity Commencement Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Annuity Commencement Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Annuity Commencement Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Annuity Commencement Date will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, MINUS 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, MINUS any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, PLUS 12 multiplied by the actual subsequent monthly income for the current annuity year, MINUS 12 multiplied by the subsequent level income amount for the current annuity year.

COMMUTATION PROVISION

After the Annuity Commencement Date, you may request to terminate your contract and this rider. If the right to cancel period as defined under the contract has ended, you will receive the commuted value of your income payments in a lump sum, calculated as described below (the "commutation value"). After this lump sum payment, income payments will end.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

Commutation Value: The commutation value will be the lesser of (a) and (b) but not less than zero, where:

   (a) is (i) MINUS (ii) MINUS (iii), where:

      (i) is the income base less any premium tax;

     (ii) is the commutation charge; and

    (iii) is the sum of all monthly income paid;

   (b) is (i) MINUS (ii) MINUS (iii) PLUS (iv), where:

      (i) is the commutation base, which is described below, less any premium tax;

     (ii) is the commutation charge;

    (iii) is the adjustment account value; and

     (iv) is the level income amount multiplied by the number of months remaining in the current annuity year.

The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Commutation Base: On any day that is a Valuation Day, the commutation base in a Subaccount is determined by multiplying the number of commutation units in that Subaccount by the value of the commutation unit for that Subaccount. The commutation base is equal to the sum of the commutation base amounts for each Subaccount.

Commutation Units: On the Valuation Day prior to the Annuity Commencement Date, the commutation units in a Subaccount will be equal to the number of Accumulation Units for that Subaccount.

The number of commutation units is reduced at the beginning of each annuity year. The reduction for each Subaccount equals (a) divided by (b), where:

   (a) is the annual income amount for the Subaccount; and

   (b) is the value of the commutation unit for the Subaccount on the first Valuation Day of the annuity year.

Other events that will reduce the number of commutation units of a Subaccount are as follows:

   (1) transfers out of the Subaccount;

   (2) payment of commutation proceeds;

   (3) payment of death proceeds; and

   (4) deduction of applicable contract charges.

Commutation units are canceled as of the end of the Valuation Period in which we receive notice in a form acceptable to us regarding an event that reduces commutation units.

Transfers: When we perform Subaccount transfers after the Annuity Commencement Date, we will redeem the commutation units from the current Subaccount and purchase commutation units from the new Subaccount. The commutation base on the date of the transfer will not be affected by the transfer. The number of commutation units added to the new Subaccount is (a) multiplied by (b), divided by (c), where:

   (a) is the number of commutation units transferred out of the current Subaccount;

   (b) is the value of a commutation unit of the current Subaccount; and

   (c) is the value of a commutation unit of the new Subaccount.

Value of Commutation Units: The initial value of a commutation unit for each Subaccount is the initial value of the Accumulation Unit for that Subaccount. Thereafter, the value of a commutation unit at the end of every Valuation Day is the value of the commutation unit at the end of the previous Valuation Day multiplied by the net investment factor, as described in the contract. The value of a commutation unit may change from one Valuation Period to the next.

Note on Calculation of Commutation Value. If you elect to terminate your contract and the rider and receive the commutation value, the commutation value is based on the commuted value of your income payments in a lump sum. The amount of income payments on which the commutation value is calculated is based on either (a) income base, which is a measure of purchase payments (and Contract Value, if there is a reset) applied under the contract, and is used to calculate the guaranteed payment floor; and (b) commutation base, which is a measure of Contract Value had the contract not been "annuitized," and reflects the effect of market performance. In addition, the commutation value reflects the deduction of any applicable commutation charge.

If you elect to terminate your contract after income payments have begun and receive the commutation value, you will receive the lesser of the adjusted income base and the adjusted commutation base (but not less than zero), as described in the calculation provided above. You should be aware that income base will not reflect any positive investment performance unless, on or before the Annuity Commencement Date, there was a reset of benefit base capturing such performance. As a result, the commutation value you receive will always be less than the income base (adjusted for any premium tax, commutation charge and monthly income paid) and will never reflect any of the positive investment performance experienced after a reset or after the Annuity Commencement Date. This rider is primarily designed to provide a guaranteed income payment with upside potential and, therefore, this rider may not make sense for you if you believe you may elect to terminate the contract and receive the commutation value after your contract has experienced positive investment performance. In addition, the total amount of commuted income payments you receive if you terminate the contract may be less than the total amount of income payments and additional death proceeds you would be guaranteed to receive if you did not terminate the contract.

DEATH PROVISIONS

The following provisions apply to the rider.

SPECIAL DISTRIBUTION RULES WHEN DEATH OCCURS BEFORE MONTHLY INCOME STARTS. If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

SPECIAL DISTRIBUTION RULES WHEN THE LAST ANNUITANT DIES ON OR AFTER MONTHLY INCOME STARTS. If the last Annuitant dies after an Annuity Commencement Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) MINUS (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

WHEN THIS RIDER IS EFFECTIVE

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

GENERAL PROVISIONS

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant -- at issue; and

  . If you marry after issue, but prior to the Annuity Commencement Date, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.


  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Payment Optimizer Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

The first examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the benefit base is reset on each contract anniversary;

   (6) the Annuity Commencement Date is the third contract anniversary;

   (7) the guaranteed payment floor percentage is 7%;

   (8) the 12 month, period certain, single payment immediate annuity rate is 0%; and

   (9) there is no premium tax.

On the Annuity Commencement Date, the income base is set equal to the benefit base.

                                                               ADDITIONAL
                      MONTHLY                                    DEATH
               ANNUAL  LEVEL  GUARANTEED          ADJUSTMENT    PROCEEDS
       ANNUITY INCOME INCOME   PAYMENT   MONTHLY    ACCOUNT    (BEGINNING
        YEAR   AMOUNT AMOUNT    FLOOR    INCOME  (END OF YEAR)  OF YEAR)
       ------------------------------------------------------------------
          1    $6,517  $543      $583     $583      $  483      $100,000
          2     6,266   522       583      583       1,217        93,000
          3     6,025   502       583      583       2,191        86,000
          4     5,794   483       583      583       3,398        79,000
          5     5,571   464       583      583       4,827        72,000
       ------------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $100,000 x .06517 = $6,517). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $543 ($6,517 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .07) / 12 = $583). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $583 and $543. The additional death proceeds equal to the income base MINUS the sum of all monthly income paid.

This next examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 8%;

   (5) the benefit base is reset on the first contract anniversary;

   (6) the Contract Value at the end of the first contract year is $108,000;

   (7) the Annuity Commencement Date is the first contract anniversary;

   (8) the guaranteed payment floor percentage is 7%; and

   (9) there is no premium tax.

                                                      INCOME
                                                    BASE, LESS
                                                    COMMUTATION
                                                      CHARGE,
            ANNUAL MONTHLY COMMUTATION ADJUSTMENT  LESS MONTHLY  COMMUTATION
    ANNUITY INCOME INCOME    BASE -     ACCOUNT -  INCOME PAID -   VALUE -
     YEAR   AMOUNT  PAID   END OF YEAR END OF YEAR  END OF YEAR  END OF YEAR
    ------------------------------------------------------------------------
       1    $6,806 $7,560   $109,289     $  754       $95,440      $95,440
       2     7,068  7,560    110,399      1,246        88,880       88,880
       3     7,340  7,560    111,304      1,466        83,320       83,320
       4     7,622  7,560    111,977      1,404        77,760       77,760
       5     7,915  7,560    112,386      1,049        70,200       70,200
    ------------------------------------------------------------------------

The commutation base at the end of annuity year 1 (contract year 2) is determined by multiplying the Contract Value at the end of the first contract year less the annual income amount for annuity year 1 by 1.08 (($108,000 - $6,806) x 1.08 = $109,289). The commutation value at the end of annuity year 1 is equal to the lesser of (i) the income base, less the commutation charge, less monthly income paid ($108,000 - 5% x $100,000 - $7,560 = $95,440) and
(ii) the commutation base less the commutation charge, less the value of the adjustment account ($109,289 - 5% x $100,000 - $754 = $103,535). The commutation base at the end of annuity year 2 (contract year 3) is determined by multiplying the commutation base at the end of annuity year 1 less the annual income amount for annuity year 2 by 1.08 (($109,289 - $7,068) x 1.08 = $110,399). Beginning in annuity year 4 (contract year 5), the contract has no surrender charge and, therefore, the commutation value is not reduced by a commutation charge. The commutation value at the end of annuity year 4 is $77,760, which is equal to the lesser of (i) the income base less monthly income paid ($108,000 - $30,240 = $77,760) and (ii) the commutation base less the value of the adjustment account ($111,977 - $1,404 = $110,573).

Principal Protection Advantage

Principal Protection Advantage provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a "Payment Protection Plan") determined on the date you elect to take such payments (the "Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each Payment Protection Plan, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

INVESTMENT STRATEGY

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have Contract Value in the contract, you may have assets allocated to different Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PURCHASE PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, AND YOUR BENEFIT BASE WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION IN YOUR BENEFIT.

At least 15 days prior to your next contract anniversary, you may elect to reset your benefit base, as described in the "Reset of Benefit Base" provision below, and to resume participation in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AIM Variable Insurance Funds (Invesco Variable Insurance
       Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares (formerly, The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares);

       AllianceBernstein Variable Products Series Fund,
       Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund --Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares;


       OR

   (2) owners may allocate assets to Asset Allocation Model C.

If, on the Income Start Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C.

BENEFIT BASE AND INCOME BASE

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base on the prior Valuation Day.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO EXCLUDE ADDITIONAL PURCHASE PAYMENTS FROM BEING APPLIED TO THE BENEFIT BASE. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Principal Protection Advantage that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Principal Protection Advantage, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.


If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional purchase payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day.


All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any partial withdrawals;

   (b) is the Contract Value following the conversion; and

   (c) is the Contract Value before the conversion.

The income base allocated to each Payment Protection Plan is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for partial withdrawals;

   (b) is the Income Start Value; and

   (c) is the Contract Value before the conversion of benefit base to income base.

RESET OF BENEFIT BASE. You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, is guaranteed never to exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

You should carefully consider when to start taking income payments under a Payment Protection Plan if you elected Principal Protection Advantage. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

MONTHLY INCOME

On the Income Start Date, we will begin making monthly income payments. The Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last purchase payment is received. The Income Start Value will then be applied to a Payment Protection Plan. Beginning on the Income Start Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equaled zero.

HOW INCOME PAYMENTS ARE CALCULATED

INITIAL INCOME PAYMENT. The initial annual income amount for each Payment Protection Plan is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

   (b) is the Income Start Value less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 3%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Income Start Date, and your Contract Value on the Income Start Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the single Annuitant or the younger of the Joint Annuitants on the Income Start Date; and

   (c) is 12.

SUBSEQUENT INCOME PAYMENTS. The subsequent annual income amounts under the applicable Payment Protection Plan are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 times the guaranteed payment floor, MINUS 12 times the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount, MINUS any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, PLUS 12 multiplied by the actual subsequent monthly income, MINUS 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

DEATH PROVISIONS

The following provisions apply to the rider.

SPECIAL DISTRIBUTION RULES WHEN AN OWNER DIES BEFORE MONTHLY INCOME
STARTS. Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment Strategy. Regardless of whether monthly income had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

SPECIAL DISTRIBUTION RULES WHEN THE LAST ANNUITANT DIES ON OR AFTER MONTHLY INCOME STARTS. On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by (c), where:

   (a) is the death benefit prior to the conversion of benefit base to income base;

   (b) is the Contract Value after the conversion; and

   (c) is the Contract Value before the conversion.

If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) MINUS (ii), where:

      (i) is the income base less any premium tax;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

WHEN THIS RIDER IS EFFECTIVE

The effective date of the rider is the Contract Date. This rider may not be terminated.

OWNERSHIP AND CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant; and

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.


  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if name a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLE

The following example shows how Principal Protection Advantage works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male Annuitant, age 65, at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the Income Start Date is the third contract anniversary;

   (6) the guaranteed payment floor percentage is 5%; and

   (7) the 12 month, period certain, single payment immediate annuity rate is 0%.

On the Income Start Date, Contract Value of $100,000 is converted to Income Start Value and benefit base of $100,000 is converted to income base.

                                                             ADDITIONAL
                       MONTHLY                                 DEATH
                ANNUAL  LEVEL  GUARANTEED                     PROCEEDS
        ANNUITY INCOME INCOME   PAYMENT   MONTHLY ADJUSTMENT (BEGINNING
         YEAR   AMOUNT AMOUNT    FLOOR    INCOME   ACCOUNT    OF YEAR)
        ---------------------------------------------------------------
           1    $6,373  $531      $417     $531       $0      $100,000
           2     6,188   516       417      516        0        93,627
           3     6,008   501       417      501        0        87,439
           4     5,833   486       417      486        0        81,431
           5     5,663   472       417      472        0        75,599
        ---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Income Start Value by a payment rate (in this example, $100,000 x .06373 = $6,373). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $531 ($6,373 /12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example ($100,000 x .05) /12 = $417). Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $417 and $531. The additional death benefit is the income base MINUS the sum of all monthly income paid.

TAX TREATMENT OF PRINCIPAL PROTECTION ADVANTAGE

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if monthly payments are to be paid to you and you subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If monthly income payments are to be paid to you, you should consult a tax adviser before electing to have monthly income allocated to investment options under the contract.


Distributions you receive before the Annuity Commencement Date are generally subject to tax as partial withdrawals. If your contract is a Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your purchase payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular Payment Protection Plan or the purchase payments that may be considered to have been allocated to that Payment Protection Plan.) The Code imposes a higher rate of tax on ordinary income than it does on capital gains. Distributions you receive before the Annuity Commencement Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in your gross income.

After 2010 monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Annuity Commencement Date, as described below. If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Annuity Commencement Date (i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.


Persons intending to purchase Principal Protection Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision of this prospectus.

TAX MATTERS

INTRODUCTION

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

TAX DEFERRAL ON EARNINGS. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL -- NO TAX DEFERRAL AND LOSS OF INTEREST DEDUCTION. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner pays current tax on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of a separate account such as the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

RESTRICTIONS ON THE EXTENT TO WHICH AN OWNER CAN DIRECT THE INVESTMENT OF CONTRACT VALUES. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

AGE AT WHICH INCOME PAYMENTS MUST BEGIN. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

PARTIAL WITHDRAWALS AND SURRENDERS. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A total surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a total surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options are subject to tax as partial withdrawals.


Distributions received before the Annuity Commencement Date pursuant to Guaranteed Income Advantage or Principal Protection Advantage may be subject to tax as partial withdrawals. See the "Tax Treatment of Guaranteed Income Advantage" and "Tax Treatment of Principal Protection Advantage" provisions in the "Guaranteed Income Advantage" and "Principal Protection Advantage" sections of the prospectus, respectively.


ASSIGNMENTS AND PLEDGES. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

GIFTING A CONTRACT. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.


TAXATION OF INCOME PAYMENTS. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.


Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

TAXATION OF THE DEATH BENEFIT. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date:

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

PENALTY TAXES PAYABLE ON PARTIAL WITHDRAWALS, SURRENDERS, OR INCOME
PAYMENTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include withdrawals, surrenders, or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of the owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional partial withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or a transfer between Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.


MEDICARE TAX. Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax adviser for more information.

SPECIAL RULES IF YOU OWN MORE THAN ONE CONTRACT. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax described above.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. We do not intend to inform another insurance company of any transaction involving this contract or, except when required by IRS forms or regulations, to report any such transaction. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within twelve months of a partial Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has not issued any guidance on such transactions or on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and treat partial Section 1035 exchanges to pay long- term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a competent advisor.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

TYPES OF QUALIFIED CONTRACTS. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We are generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

TERMS OF QUALIFIED RETIREMENT PLANS AND QUALIFIED CONTRACTS. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

EMPLOYER QUALIFIED PLANS. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.


IRAS AND ROTH IRAS. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.


THE INTERNAL REVENUE SERVICE HAS NOT REVIEWED THE CONTRACT FOR QUALIFICATION AS AN IRA, AND HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE PROVISION IN THIS CONTRACT COMPORTS WITH IRA QUALIFICATION REQUIREMENTS. WE MAY, HOWEVER, ENDORSE THE CONTRACT TO SATISFY THE IRA OR ROTH IRA QUALIFICATION RULES AND SUBMIT THE ENDORSED CONTRACT TO THE IRS FOR APPROVAL AS TO FORM. IF YOU PURCHASED THE CONTRACT WITH SUCH AN ENDORSEMENT, THE ACCOMPANYING DISCLOSURE STATEMENT WILL INDICATE THE STATUS OF THE CONTRACT'S APPROVAL UNDER THE IRS IRA PROTOTYPE PROGRAM.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.

The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs and 403(b) plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

TREATMENT OF QUALIFIED CONTRACTS COMPARED WITH NON-QUALIFIED
CONTRACTS. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;


  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2, for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefit riders may increase the amount of the minimum required distribution that must be taken from your contract.


The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

AMOUNTS RECEIVED UNDER QUALIFIED CONTRACTS. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or income payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

MOVING MONEY FROM ONE QUALIFIED CONTRACT OR QUALIFIED RETIREMENT PLAN TO ANOTHER. Rollovers and transfers: In many circumstances you may move money between Qualified contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting the rollover of your after-tax contributions. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.


IRA conversions: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.


DISCLOSURE PURSUANT TO CODE AND ERISA REQUIREMENTS. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program, and GFWM receives no compensation for its asset allocation services. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. In addition, GFWM serves as the investment adviser to the Genworth Variable Insurance Trust and receives advisory fees in varying amounts from the Genworth Variable Insurance Trust Portfolios that have been chosen by GFWM for inclusion in the Asset Allocation Models. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 8.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. One broker-dealer offering the contracts, Genworth Financial Services Corporation, is an affiliate of the Company. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal, surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


TAX RELIEF, UNEMPLOYMENT INSURANCE REAUTHORIZATION, AND JOB CREATION ACT OF 2010

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the "2010 Act") increases the federal estate tax exemption to $5,000,000 and reduces the federal estate tax rate to 35%; increases the Federal gift tax exemption to $5,000,000 and retains the federal gift tax rate at 35%; and increases the generation-skipping transfer ("GST") tax exemption to $5,000,000 and reduces the GST tax rate to 35%. Commencing in 2012, these exemption amounts will be indexed for inflation.

The estate, gift, and GST provisions of the 2010 Act are only effective until December 31, 2012; after that date, the provisions will sunset, and the federal estate, gift and GST taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

FEDERAL DEFENSE OF MARRIAGE ACT

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. The federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore, spousal continuation provisions in this contract will be subject to the distribution at death requirements imposed on non-spouse beneficiaries by Section 72(s) of the Code. Consult a tax adviser for more information on this subject.


ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or total surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within 7 days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.


In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.


State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of a contract is 10.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 7.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of purchase payments. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.


During 2010, 2009 and 2008, $59.7 million, $64.1 million and $91.1 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2010, 2009 and 2008 no underwriting commissions were paid to Capital Brokerage Corporation. This contract (RetireReady/SM/ Selections) is no longer offered or sold.


ADDITIONAL INFORMATION

OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract PLUS any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you have previously taken. In certain states, you may have more than 10 days to return the contract for a refund.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER, MARITAL STATUS OR SURVIVAL

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

EXEMPTION TO FILE PERIODIC REPORTS

The Company does not intend to file periodic reports required under the Securities Exchange Act of 1934 in reliance on the exemption provided by Rule 12h-7 thereunder.

LEGAL PROCEEDINGS

We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the board of directors may cause the Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

EXAMPLES OF THE AVAILABLE DEATH BENEFITS

BASIC DEATH BENEFIT

THE FOLLOWING EXAMPLES ARE FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2003 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE THE APPLICABLE CONTRACT MODIFICATIONS.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

                   ANNUITANT'S END OF CONTRACT     BASIC
                       AGE      YEAR   VALUE   DEATH BENEFIT
                   -----------------------------------------
                       76        1    $103,000   $103,000
                       77        2     112,000    112,000
                       78        3      90,000    100,000
                       79        4     135,000    135,000
                       80        5     130,000    130,000
                       81        6     150,000    150,000
                       82        7     125,000    125,000
                       83        8     145,000    145,000
                   -----------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

                            PURCHASE CONTRACT     BASIC
                     DATE   PAYMENT   VALUE   DEATH BENEFIT
                    ---------------------------------------
                    3/31/09 $20,000  $20,000     $20,000
                    3/31/17           20,000      20,000
                    3/31/18           14,000      20,000
                    ---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000).

This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

ANNUAL STEP-UP DEATH BENEFIT RIDER OPTION

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner takes no partial withdrawals; then

                   END OF ANNUITANT'S CONTRACT     DEATH
                    YEAR      AGE      VALUE   BENEFIT AMOUNT
                   ------------------------------------------
                     1        76      $103,000    $103,000
                     2        77       112,000     112,000
                     3        78        90,000     112,000
                     4        79       135,000     135,000
                     5        80       130,000     135,000
                     6        81       150,000     135,000
                     7        82       125,000     135,000
                     8        83       145,000     135,000
                   ------------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

5% ROLLUP DEATH BENEFIT RIDER OPTION

The following example shows how the 5% Rollup Death Benefit Rider Option works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% net return (-3.05% net of fees for the mortality and expense risk charge, administrative expense charge, Portfolio expenses and the 5% Rollup Death Benefit Rider Option);

   (3) the owner makes no additional purchase payments;

   (4) the owner takes annual partial withdrawals equal to 5% of purchase payments at end of the contract year; and

   (5) the contract is not subject to premium taxes.

                                  PARTIAL
              END OF ANNUITANT'S WITHDRAWAL CONTRACT   5% ROLLUP
               YEAR      AGE       AMOUNT    VALUE   DEATH BENEFIT
              ----------------------------------------------------
                 0       70        $    0   $100,000   $100,000
                 1       71         5,000     95,000    100,000
                 2       72         5,000     90,000    100,000
                 3       73         5,000     85,000    100,000
                 4       74         5,000     80,000    100,000
                 5       75         5,000     75,000    100,000
                 6       76         5,000     70,000    100,000
                 7       77         5,000     65,000    100,000
                 8       78         5,000     60,000    100,000
                 9       79         5,000     55,000    100,000
                10       80         5,000     50,000    100,000
                11       81         5,000     45,000    100,000
                12       82         5,000     40,000    100,000
                13       83         5,000     35,000    100,000
                14       84         5,000     30,000    100,000
                15       85         5,000     25,000    100,000
                16       86         5,000     20,000    100,000
              ----------------------------------------------------

                                  PARTIAL
              END OF ANNUITANT'S WITHDRAWAL CONTRACT   5% ROLLUP
               YEAR      AGE       AMOUNT    VALUE   DEATH BENEFIT
              ----------------------------------------------------
                17       87        $5,000   $15,000     $95,000
                18       88         5,000    10,000      90,000
                19       89         5,000     5,000      85,000
                20       90         5,000         0           0
              ----------------------------------------------------

Partial withdrawals amounting to 5% or less of purchase payments annually will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial withdrawal is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals exceeding 5% of purchase payments in any year will reduce the 5% Rollup Death Benefit on a pro-rata basis (by the proportion that the partial withdrawal, including any surrender charges, and any premium taxes assessed, reduces your Contract Value. All partial withdrawals that exceed the 5% threshold will reduce the 5% Rollup Death Benefit on a pro-rata basis). For example:

                                                5% ROLLUP    5% ROLLUP
                                              DEATH BENEFIT    DEATH
                                                 OPTION       BENEFIT
                                               BEFORE ANY   OPTION AFTER
                 PURCHASE  PARTIAL   CONTRACT    PARTIAL    THE PARTIAL
         DATE    PAYMENT  WITHDRAWAL  VALUE    WITHDRAWALS  WITHDRAWALS
       -----------------------------------------------------------------
       3/31/2009 $10,000    $    0   $10,000     $10,000      $10,000
       3/31/2017                 0    20,000      14,775       14,775
       3/31/2018             7,000    14,000      15,513        7,785
       -----------------------------------------------------------------

Therefore, if a $7,000 partial withdrawal is taken on March 31, 2018, $500 (5% of $10,000) will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis, to $15,013 ($15,513 - $500). The remaining $6,500 of the partial withdrawal will reduce the 5% Rollup Death Benefit immediately after the partial withdrawal to $7,785 ($15,013 -- the 5% Rollup Death Benefit, multiplied by 51.85% -- 1 MINUS the ratio of the partial withdrawal ($6,500) to the Contract Value ($13,500), after reducing each by $500).

EARNINGS PROTECTOR DEATH BENEFIT RIDER OPTION

The following example shows how the Earnings Protector Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

                 PURCHASE CONTRACT           DEATH   EARNINGS PROTECTOR
          DATE   PAYMENT   VALUE     GAIN   BENEFIT    DEATH BENEFIT
         --------------------------------------------------------------
         8/01/09 $100,000 $100,000 $      0 $100,000      $     0
         8/01/24           300,000  200,000  300,000       70,000
         --------------------------------------------------------------

The Annuitant's death and notification of the death occurs on 8/01/24. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Earnings Protector Death Benefit under this age scenario cannot exceed 70% of the purchase payments ($100,000), the Earnings Protector Death Benefit in this example will be $70,000.

THE FOLLOWING EXAMPLES ARE FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2003 OR PRIOR TO THE DATE STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

OPTIONAL ENHANCED DEATH BENEFIT

The following example shows how the Optional Enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

                 PURCHASE CONTRACT           DEATH   OPTIONAL ENHANCED
          DATE   PAYMENT   VALUE     GAIN   BENEFIT    DEATH BENEFIT
         -------------------------------------------------------------
         8/01/09 $100,000 $100,000 $      0 $100,000      $     0
         8/01/24           300,000  200,000  300,000       70,000
         -------------------------------------------------------------

The Annuitant's death and notification of the death occur on 8/01/24. At that time, 40% of the earnings or "gain" under the contract ($200,000) is $80,000. However, since the Optional Enhanced Death Benefit under this age scenario cannot exceed 70% of the purchase payments paid ($100,000), the Optional Enhanced Death Benefit in this example will be $70,000.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that a benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot cancel it. This means that regardless of any changes in your circumstances, we will continue to assess the charges for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contracts.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT

The purpose of this example is to show how the Optional Guaranteed Minimum Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. This example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue.

In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% gross return (-2.95% net of fees for the mortality and expense risk charges, administrative expense charge, total average Portfolio expenses and the Optional Guaranteed Minimum Death Benefit charge);

   (3) the owner makes no additional purchase payments;

   (4) the owner takes annual partial withdrawals equal to 6% of purchase payments; and

   (5) the contract is not subject to premium taxes then.

                                                       OPTIONAL
                                  PARTIAL             GUARANTEED
              END OF ANNUITANT'S WITHDRAWAL CONTRACT    MINIMUM
               YEAR      AGE       AMOUNT    VALUE   DEATH BENEFIT
              ----------------------------------------------------
                         70            --   $100,000   $100,000
                1        71        $6,000     91,050    100,000
                2        72         6,000     82,364    100,000
                3        73         6,000     73,934    100,000
                4        74         6,000     65,753    100,000
                5        75         6,000     57,814    100,000
                6        76         6,000     50,108    100,000
                7        77         6,000     42,630    100,000
                8        78         6,000     35,372    100,000
                9        79         6,000     28,329    100,000
              ----------------------------------------------------

Partial withdrawals amounting to 6% or less of purchase payments annually will reduce the Optional Guaranteed Minimum Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $6,000 withdrawal is taken at the end of year 1, the Optional Guaranteed Minimum Death Benefit immediately after the withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the withdrawal.

Partial withdrawals exceeding 6% of purchase payments in any year will reduce the Optional Guaranteed Minimum Death Benefit on a pro-rata basis (by the proportion that the withdrawal -- including any surrender charges -- reduces your Contract Value). For example:

                                                OPTIONAL
                                               GUARANTEED
                            PURCHASE CONTRACT    MINIMUM
                     DATE   PAYMENT   VALUE   DEATH BENEFIT
                    ---------------------------------------
                    3/31/09 $10,000  $10,000     $10,000
                    3/31/17      --   20,000      10,600
                    3/31/18      --   14,000      11,236
                    ---------------------------------------

Therefore, if a $7,000 withdrawal is taken on March 31, 2018, the Optional Guaranteed Minimum Death Benefit immediately after the withdrawal will be $5,618 (50% of $11,236) since the Contract Value ($14,000) is reduced by 50% by the withdrawal ($7,000). This is true only if the Optional Guaranteed Minimum Death Benefit immediately prior to the withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charges apply and that no premium tax apply to the partial withdrawal.

APPENDIX B

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                          NO OPTIONAL BENEFIT ELECTED




                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $11.05            $11.62         99,242    2010
                                                                            7.61             11.05        102,981    2009
                                                                           16.10              7.61        122,103    2008
                                                                           16.16             16.10        171,749    2007
                                                                           14.55             16.16        245,681    2006
                                                                           14.04             14.55        260,292    2005
                                                                           12.89             14.04        186,813    2004
                                                                           10.00             12.89         32,188    2003
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 5.06            $ 5.74         56,692    2010
                                                                            4.25              5.06         67,273    2009
                                                                            7.52              4.25         70,621    2008
                                                                            6.83              7.52         74,282    2007
                                                                            6.53              6.83        101,380    2006
                                                                            6.11              6.53        128,691    2005
                                                                            5.83              6.11        110,012    2004
                                                                            4.58              5.83        103,142    2003
                                                                            6.15              4.58             --    2002
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 9.93            $10.70         15,352    2010
                                                                            7.87              9.93         17,752    2009
                                                                           11.47              7.87         19,892    2008
                                                                           10.79             11.47         22,790    2007
                                                                           10.00             10.79         32,989    2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $13.48            $14.92        267,489    2010
                                                                           10.16             13.48        308,975    2009
                                                                           17.38             10.16        328,164    2008
                                                                           15.46             17.38        343,704    2007
                                                                           12.30             15.46        173,444    2006
                                                                           10.63             12.30         64,516    2005
                                                                           10.00             10.63          9,665    2004
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares         $ 9.48            $11.14         32,062    2010
                                                                            5.82              9.48         33,093    2009
                                                                           11.64              5.82         38,259    2008
                                                                           10.15             11.64         39,845    2007
                                                                           10.06             10.15         56,178    2006
                                                                            9.51             10.06         54,208    2005
                                                                            9.06              9.51         54,182    2004
                                                                            7.25              9.06         22,079    2003
                                                                           10.00              7.25            133    2002
-------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $10.64            $12.11        378,123    2010
                                                                               8.43             10.64        507,407    2009
                                                                              13.36              8.43        576,795    2008
                                                                              13.92             13.36        862,857    2007
                                                                              12.20             13.92        746,902    2006
                                                                              11.92             12.20        662,018    2005
                                                                              10.33             11.92        374,965    2004
                                                                               8.03             10.33        152,823    2003
                                                                              10.00              8.03          1,415    2002
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.91            $ 9.82         10,402    2010
                                                                               7.40              8.91          6,329    2009
                                                                               9.74              7.40          2,501    2008
                                                                              10.00              9.74          2,305    2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.55            $ 9.27         31,507    2010
                                                                               6.99              8.55         38,122    2009
                                                                              10.18              6.99         26,077    2008
                                                                              10.00             10.18          7,193    2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $13.87            $16.16         26,148    2010
                                                                               9.21             13.87         29,711    2009
                                                                              17.84              9.21         27,258    2008
                                                                              15.14             17.84         33,455    2007
                                                                              14.21             15.14         28,620    2006
                                                                              13.94             14.21         22,580    2005
                                                                              13.50             13.94         15,354    2004
                                                                               9.55             13.50          5,186    2003
                                                                              10.00              9.55             --    2002
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 9.64            $10.69        193,492    2010
                                                                               8.15              9.64        234,544    2009
                                                                              13.97              8.15        290,892    2008
                                                                              13.56             13.97        356,373    2007
                                                                              11.79             13.56        480,035    2006
                                                                              11.47             11.79        485,306    2005
                                                                              10.49             11.47        378,860    2004
                                                                               8.07             10.49        264,636    2003
                                                                              10.56              8.07            235    2002
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 $10.09            $10.35        514,263    2010
                                                                               7.64             10.09        584,478    2009
                                                                              16.64              7.64        649,163    2008
                                                                              16.03             16.64        806,047    2007
                                                                              12.07             16.03        400,549    2006
                                                                              10.54             12.07        110,171    2005
                                                                              10.00             10.54          4,269    2004
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    $ 5.61            $ 6.06        105,081    2010
                                                                               4.16              5.61        132,145    2009
                                                                               7.04              4.16        145,020    2008
                                                                               6.30              7.04        185,409    2007
                                                                               6.45              6.30        181,368    2006
                                                                               5.71              6.45        185,204    2005
                                                                               5.36              5.71         94,571    2004
                                                                               4.42              5.36         31,083    2003
                                                                               6.51              4.42            710    2002
----------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B             $ 7.56            $10.15          62,864   2010
                                                                        5.45              7.56          19,945   2009
                                                                       10.19              5.45          30,804   2008
                                                                        9.12             10.19          20,726   2007
                                                                        8.39              9.12           5,638   2006
                                                                        8.14              8.39              --   2005
                                                                        7.24              8.14              --   2004
                                                                        4.95              7.24              --   2003
                                                                        7.42              4.95              --   2002
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            $11.20            $11.57         369,711   2010
                                                                       10.34             11.20         506,204   2009
                                                                       10.69             10.34         405,188   2008
                                                                        9.93             10.69          41,358   2007
                                                                        9.95              9.93          42,777   2006
                                                                       10.00              9.95          22,795   2005
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 $10.43            $11.53         141,763   2010
                                                                        8.11             10.43         146,572   2009
                                                                       13.07              8.11         155,092   2008
                                                                       13.10             13.07         176,918   2007
                                                                       10.96             13.10         163,164   2006
                                                                       10.86             10.96         145,582   2005
                                                                       10.00             10.86          61,533   2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           $13.61            $14.69       1,479,561   2010
                                                                       11.45             13.61       1,372,808   2009
                                                                       14.51             11.45       1,199,048   2008
                                                                       12.64             14.51         594,400   2007
                                                                       11.05             12.64         308,457   2006
                                                                       10.00             11.05          19,265   2005
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            $ 9.51            $10.76          59,643   2010
                                                                        7.64              9.51          64,741   2009
                                                                       13.15              7.64          63,720   2008
                                                                       12.38             13.15          65,663   2007
                                                                       11.78             12.38          35,458   2006
                                                                       10.85             11.78          15,983   2005
                                                                       10.00             10.85           4,826   2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         $ 9.62            $12.13          88,815   2010
                                                                        7.64              9.62          56,329   2009
                                                                       13.00              7.64          65,981   2008
                                                                       13.38             13.00          76,492   2007
                                                                       12.12             13.38          62,904   2006
                                                                       11.20             12.12          42,642   2005
                                                                       10.00             11.20          15,454   2004
---------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A            $12.93            $15.45         284,414   2010
                                                                       10.38             12.93         331,324   2009
                                                                       17.44             10.38         366,828   2008
                                                                       15.11             17.44         539,874   2007
                                                                       14.48             15.11         589,749   2006
                                                                       13.71             14.48         507,849   2005
                                                                       12.34             13.71         337,426   2004
                                                                       10.00             12.34         144,219   2003
---------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 Columbia Marsico International Opportunities Fund,                $17.61            $19.69        315,758    2010
   Variable Series -- Class B                                       12.99             17.61        385,122    2009
                                                                    25.65             12.99        489,669    2008
                                                                    21.81             25.65        591,702    2007
                                                                    18.00             21.81        509,779    2006
                                                                    15.32             18.00        361,358    2005
                                                                    13.37             15.32        193,946    2004
                                                                    10.00             13.37         64,257    2003
------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                      $10.95            $11.75        370,473    2010
                                                                     7.72             10.95        492,658    2009
                                                                    10.78              7.72        526,652    2008
                                                                    10.79             10.78        641,567    2007
                                                                    10.40             10.79        605,499    2006
                                                                    10.19             10.40        540,917    2005
                                                                    10.08             10.19        390,577    2004
                                                                     9.96             10.08         83,180    2003
                                                                    10.00              9.96            208    2002
------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares              $14.29            $16.06        135,555    2010
                                                                     9.53             14.29        138,848    2009
                                                                    13.12              9.53        121,624    2008
                                                                    12.94             13.12        139,862    2007
                                                                    11.90             12.94        156,944    2006
                                                                    11.84             11.90        133,615    2005
                                                                    10.93             11.84        125,329    2004
                                                                     9.13             10.93         69,588    2003
                                                                     9.16              9.13          1,435    2002
------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                      $15.78            $18.26        280,988    2010
                                                                    12.43             15.78        263,209    2009
                                                                    21.78             12.43        322,413    2008
                                                                    18.37             21.78        293,213    2007
                                                                    16.30             18.37        291,016    2006
                                                                    14.96             16.30        273,677    2005
                                                                    13.29             14.96        192,567    2004
                                                                    10.00             13.29         82,351    2003
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
------------------------------------------------------------------------------------------------------------------
 VIP Asset Manager/SM/ Portfolio -- Service Class 2                $11.13            $12.47         75,410    2010
                                                                     8.79             11.13         79,272    2009
                                                                    12.58              8.79         98,125    2008
                                                                    11.12             12.58        109,573    2007
                                                                    10.55             11.12        126,881    2006
                                                                    10.35             10.55        133,329    2005
                                                                    10.00             10.35         23,348    2004
------------------------------------------------------------------------------------------------------------------
 VIP Balanced Portfolio -- Service Class 2                         $ 9.79            $11.34        128,495    2010
                                                                     7.20              9.79        143,640    2009
                                                                    11.13              7.20         96,829    2008
                                                                    10.41             11.13        110,370    2007
                                                                    10.00             10.41         15,044    2006
------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $11.10            $12.76         776,221   2010
                                                                          8.34             11.10         902,890   2009
                                                                         14.80              8.34         962,875   2008
                                                                         12.83             14.80       1,286,329   2007
                                                                         11.72             12.83       1,180,883   2006
                                                                         10.22             11.72         831,396   2005
                                                                          9.03             10.22         475,461   2004
                                                                          7.16              9.03         139,527   2003
                                                                          8.06              7.16           4,575   2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $12.61            $14.63          20,737   2010
                                                                          9.45             12.61          27,811   2009
                                                                         16.39              9.45          36,047   2008
                                                                         15.62             16.39          44,120   2007
                                                                         13.96             15.62          70,311   2006
                                                                         11.77             13.96          55,799   2005
                                                                         11.82             11.77          44,042   2004
                                                                         10.00             11.82           1,184   2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $10.22            $11.55         283,999   2010
                                                                          8.01             10.22         340,630   2009
                                                                         14.24              8.01         401,485   2008
                                                                         14.31             14.24         646,011   2007
                                                                         12.14             14.31         623,685   2006
                                                                         11.70             12.14         565,907   2005
                                                                         10.70             11.70         478,375   2004
                                                                          8.37             10.70         222,632   2003
                                                                         10.28              8.37             546   2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 5.40            $ 6.57         176,327   2010
                                                                          4.29              5.40         198,216   2009
                                                                          8.29              4.29         343,091   2008
                                                                          6.66              8.29         413,824   2007
                                                                          6.35              6.66         395,933   2006
                                                                          6.13              6.35         373,213   2005
                                                                          6.04              6.13         449,567   2004
                                                                          4.64              6.04         281,494   2003
                                                                          6.77              4.64           4,268   2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 8.25            $ 9.29          87,798   2010
                                                                          6.61              8.25          93,831   2009
                                                                         11.57              6.61         101,616   2008
                                                                         10.53             11.57         127,534   2007
                                                                          9.49             10.53         122,823   2006
                                                                          8.99              9.49         126,825   2005
                                                                          8.66              8.99          68,734   2004
                                                                          7.14              8.66          28,867   2003
                                                                          8.74              7.14             534   2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $10.87            $11.50         107,593   2010
                                                                          9.58             10.87         115,438   2009
                                                                         10.10              9.58          53,765   2008
                                                                         10.00             10.10         138,517   2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $17.71            $22.38         285,889   2010
                                                                                   12.89             17.71         337,464   2009
                                                                                   21.71             12.89         351,290   2008
                                                                                   19.15             21.71         475,436   2007
                                                                                   17.33             19.15         518,393   2006
                                                                                   14.94             17.33         420,366   2005
                                                                                   12.19             14.94         304,427   2004
                                                                                    8.97             12.19         137,540   2003
                                                                                   10.14              8.97           4,594   2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 9.91            $12.30          55,656   2010
                                                                                    6.41              9.91          63,282   2009
                                                                                   13.39              6.41          61,549   2008
                                                                                   12.92             13.39          66,172   2007
                                                                                   11.33             12.92          76,976   2006
                                                                                   11.25             11.33          29,860   2005
                                                                                   10.00             11.25           6,767   2004
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.35            $12.57       1,569,338   2010
                                                                                    8.52             11.35       1,793,545   2009
                                                                                   12.32              8.52       1,980,921   2008
                                                                                   12.08             12.32       1,880,244   2007
                                                                                   10.39             12.08       1,133,733   2006
                                                                                   10.00             10.39         334,945   2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.00            $ 8.67         339,662   2010
                                                                                    6.25              8.00         406,753   2009
                                                                                    9.91              6.25         425,004   2008
                                                                                   10.00              9.91         137,875   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $13.13            $14.36         341,364   2010
                                                                                   10.60             13.13         414,146   2009
                                                                                   17.15             10.60         415,922   2008
                                                                                   16.86             17.15         262,889   2007
                                                                                   14.49             16.86         117,837   2006
                                                                                   13.33             14.49              --   2005
                                                                                   12.04             13.33              --   2004
                                                                                    9.79             12.04              --   2003
                                                                                   10.00              9.79              --   2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.11            $ 8.56         264,709   2010
                                                                                    6.29              8.11         269,476   2009
                                                                                   11.10              6.29         264,047   2008
                                                                                   11.04             11.10         274,060   2007
                                                                                   10.00             11.04          45,455   2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 9.87            $10.83          78,755   2010
                                                                                    8.01              9.87         108,743   2009
                                                                                   12.15              8.01         132,482   2008
                                                                                   11.23             12.15         172,002   2007
                                                                                    9.69             11.23         185,154   2006
                                                                                    9.47              9.69         185,703   2005
                                                                                    8.79              9.47         170,969   2004
                                                                                    7.21              8.79          89,032   2003
                                                                                    8.90              7.21           2,649   2002
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $11.54            $12.21         120,155   2010
                                                         10.88             11.54         131,990   2009
                                                         11.67             10.88         154,950   2008
                                                         11.33             11.67         225,921   2007
                                                         11.04             11.33         283,817   2006
                                                         11.00             11.04         241,670   2005
                                                         10.82             11.00         276,468   2004
                                                         10.63             10.82         127,503   2003
                                                         10.00             10.63           3,019   2002
-------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                 $15.39            $19.09          81,655   2010
                                                         11.07             15.39         105,100   2009
                                                         18.11             11.07         138,560   2008
                                                         16.36             18.11         240,105   2007
                                                         15.36             16.36         235,173   2006
                                                         13.98             15.36         241,012   2005
                                                         12.26             13.98         201,672   2004
                                                          9.38             12.26         128,990   2003
                                                         11.06              9.38           2,595   2002
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $10.89            $10.70       1,401,440   2010
                                                         11.05             10.89       2,034,601   2009
                                                         10.99             11.05       2,396,583   2008
                                                         10.66             10.99       1,184,635   2007
                                                         10.36             10.66         901,368   2006
                                                         10.25             10.36         431,412   2005
                                                         10.33             10.25         420,114   2004
                                                         10.43             10.33         197,439   2003
                                                         10.46             10.43           2,291   2002
-------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                              $ 9.86            $ 9.69              --   2010
                                                         10.00              9.86          27,392   2009
                                                         10.00             10.00          91,899   2008
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $ 8.20            $ 8.99         178,762   2010
                                                          6.01              8.20         193,488   2009
                                                          9.65              6.01         247,078   2008
                                                          9.32              9.65         267,450   2007
                                                          8.70              9.32         332,466   2006
                                                          8.73              8.70         379,530   2005
                                                          8.30              8.73         315,644   2004
                                                          6.55              8.30         166,653   2003
                                                          8.44              6.55           1,379   2002
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $16.37            $20.76         156,481   2010
                                                         12.27             16.37         184,616   2009
                                                         19.51             12.27         180,411   2008
                                                         23.32             19.51         172,530   2007
                                                         17.83             23.32         179,728   2006
                                                         16.23             17.83         159,768   2005
                                                         12.47             16.23          95,545   2004
                                                         10.00             12.47          13,577   2003
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $ 7.49            $ 8.45         648,388   2010
                                                          6.03              7.49         718,406   2009
                                                          9.80              6.03         803,910   2008
                                                          9.49              9.80       1,051,972   2007
                                                          8.36              9.49         847,368   2006
                                                          8.14              8.36         752,809   2005
                                                          7.50              8.14         584,432   2004
                                                          5.95              7.50         286,519   2003
                                                          7.79              5.95           6,091   2002
-------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 Small-Cap Equity Fund -- Class 1 Shares                           $13.67            $17.13         129,868   2010
                                                                    10.62             13.67         160,026   2009
                                                                    17.32             10.62         173,199   2008
                                                                    17.21             17.32         232,065   2007
                                                                    15.45             17.21         264,481   2006
                                                                    14.35             15.45         245,633   2005
                                                                    12.68             14.35         165,622   2004
                                                                    10.39             12.68          90,120   2003
                                                                    12.27             10.39           2,751   2002
------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 1 Shares                               $12.54            $13.51       2,076,773   2010
                                                                    10.56             12.54       2,428,002   2009
                                                                    15.19             10.56       3,044,925   2008
                                                                    13.84             15.19       3,685,604   2007
                                                                    12.37             13.84       3,876,620   2006
                                                                    12.14             12.37       3,617,269   2005
                                                                    11.42             12.14       1,972,101   2004
                                                                    10.00             11.42         319,044   2003
------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 3 Shares                               $ 9.57            $10.29       2,167,649   2010
                                                                     8.07              9.57       2,255,156   2009
                                                                    11.63              8.07       2,306,259   2008
                                                                    10.60             11.63       1,762,910   2007
                                                                    10.00             10.60         666,283   2006
------------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1 Shares                                $ 8.98            $ 9.74         103,502   2010
                                                                     6.94              8.98         125,197   2009
                                                                    11.05              6.94         156,964   2008
                                                                    10.41             11.05         181,272   2007
                                                                     9.12             10.41         259,012   2006
                                                                     9.05              9.12         244,787   2005
                                                                     8.51              9.05         200,085   2004
                                                                     7.02              8.51          90,759   2003
                                                                     8.85              7.02           2,378   2002
------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 Genworth Calamos Growth Fund -- Service Shares                    $ 9.50            $11.67          77,549   2010
                                                                     6.43              9.50           8,155   2009
                                                                    10.00              6.43             499   2008
------------------------------------------------------------------------------------------------------------------
 Genworth Davis NY Venture Fund -- Service Shares                  $ 9.02            $ 9.87          19,790   2010
                                                                     7.01              9.02          35,613   2009
                                                                    10.00              7.01              --   2008
------------------------------------------------------------------------------------------------------------------
 Genworth Eaton Vance Large Cap Value Fund -- Service Shares       $ 8.66            $ 9.30         231,868   2010
                                                                     7.59              8.66         351,989   2009
                                                                    10.00              7.59         319,018   2008
------------------------------------------------------------------------------------------------------------------
 Genworth Enhanced International Index Fund -- Service
   Shares                                                          $10.00            $10.91          21,156   2010
------------------------------------------------------------------------------------------------------------------
 Genworth Goldman Sachs Enhanced Core Bond Index Fund --           $11.29            $11.67         510,450   2010
   Service Shares                                                   10.58             11.29         234,745   2009
                                                                    10.00             10.58         195,324   2008
------------------------------------------------------------------------------------------------------------------
 Genworth Legg Mason ClearBridge Aggressive Growth Fund --         $ 9.79            $11.92         176,464   2010
   Service Shares                                                    7.46              9.79         375,539   2009
                                                                    10.00              7.46         386,924   2008
------------------------------------------------------------------------------------------------------------------
 Genworth PIMCO StocksPLUS Fund -- Service Shares                  $10.36            $11.97         694,979   2010
                                                                     7.23             10.36         473,537   2009
                                                                    10.00              7.23         536,782   2008
------------------------------------------------------------------------------------------------------------------
 Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service            $ 8.54            $10.39         201,975   2010
   Shares                                                            6.57              8.54         128,939   2009
                                                                    10.00              6.57         132,844   2008
------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Mid Cap Value Fund                                  $10.67            $13.11         57,916    2010
                                                                     8.15             10.67         71,732    2009
                                                                    13.17              8.15         90,100    2008
                                                                    12.98             13.17        140,853    2007
                                                                    11.37             12.98        165,862    2006
                                                                    10.00             11.37        104,267    2005
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                              $12.44            $13.22        245,248    2010
                                                                    10.08             12.44        292,845    2009
                                                                    12.21             10.08        274,551    2008
                                                                    11.27             12.21        379,498    2007
                                                                    10.38             11.27        419,765    2006
                                                                     9.81             10.38        340,697    2005
                                                                     9.21              9.81        271,349    2004
                                                                     8.24              9.21        240,365    2003
                                                                     8.98              8.24          8,410    2002
------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                 $ 9.20            $ 9.63        312,870    2010
                                                                     6.41              9.20        593,420    2009
                                                                    11.71              6.41        636,802    2008
                                                                     8.72             11.71        331,976    2007
                                                                     8.13              8.72        174,459    2006
                                                                     7.34              8.13        103,092    2005
                                                                     6.33              7.34         71,953    2004
                                                                     5.36              6.33         64,615    2003
                                                                     6.48              5.36            415    2002
------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio -- Service Shares                              $13.33            $16.38         31,312    2010
                                                                     7.57             13.33         42,775    2009
                                                                    16.13              7.57         67,544    2008
                                                                    12.82             16.13         81,855    2007
                                                                     8.89             12.82        118,244    2006
                                                                     6.86              8.89        134,147    2005
                                                                     5.88              6.86        142,332    2004
                                                                     4.44              5.88         97,957    2003
                                                                     6.09              4.44            557    2002
------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth                 $11.97            $14.68         33,255    2010
   Portfolio -- Class II                                             9.08             11.97         40,571    2009
                                                                    15.54              9.08         39,903    2008
                                                                    15.75             15.54         35,205    2007
                                                                    14.47             15.75         38,923    2006
                                                                    13.42             14.47         25,051    2005
                                                                    12.55             13.42         17,044    2004
                                                                    10.00             12.55          4,285    2003
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder             $ 7.70            $ 8.48         26,951    2010
   Portfolio -- Class II                                             6.38              7.70         32,277    2009
                                                                     9.98              6.38         36,347    2008
                                                                    10.00              9.98         37,182    2007
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value         $ 7.52            $ 8.62         91,496    2010
   Portfolio -- Class I                                              5.91              7.52        116,130    2009
                                                                     9.49              5.91        144,177    2008
                                                                    10.00              9.49        159,976    2007
------------------------------------------------------------------------------------------------------------------

                                                                                                      NUMBER OF
                                                                    ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                   UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                      BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares         $ 6.08            $ 6.70         70,481    2010
                                                                         4.45              6.08         61,962    2009
                                                                         7.18              4.45         71,624    2008
                                                                         6.58              7.18         86,161    2007
                                                                         6.24              6.58         91,377    2006
                                                                         6.09              6.24        108,109    2005
                                                                         5.68              6.09         66,903    2004
                                                                         4.71              5.68         72,522    2003
                                                                         6.64              4.71             --    2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $ 8.46            $ 9.22         23,198    2010
                                                                         6.80              8.46         24,137    2009
                                                                        10.37              6.80         33,070    2008
                                                                         9.59             10.37         48,412    2007
                                                                         8.65              9.59         61,076    2006
                                                                         8.22              8.65         60,995    2005
                                                                         7.53              8.22         48,746    2004
                                                                         6.29              7.53         16,670    2003
                                                                         8.11              6.29            783    2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $ 8.41            $11.23         41,700    2010
                                                                         5.25              8.41         54,924    2009
                                                                         8.83              5.25         75,149    2008
                                                                         8.78              8.83         89,634    2007
                                                                         7.91              8.78        134,923    2006
                                                                         7.66              7.91        137,088    2005
                                                                         7.34              7.66        126,560    2004
                                                                         5.60              7.34         57,991    2003
                                                                         8.35              5.60            414    2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $12.46            $13.43        167,940    2010
                                                                        10.77             12.46        186,239    2009
                                                                        14.10             10.77        210,295    2008
                                                                        13.80             14.10        253,948    2007
                                                                        12.58             13.80        226,902    2006
                                                                        12.47             12.58        167,074    2005
                                                                        11.43             12.47             --    2004
                                                                        10.02             11.43             --    2003
                                                                        10.00             10.02             --    2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $14.45            $16.12        177,871    2010
                                                                        11.06             14.45        206,092    2009
                                                                        18.10             11.06        252,944    2008
                                                                        14.43             18.10        302,243    2007
                                                                        11.21             14.43        240,386    2006
                                                                         9.78             11.21        209,458    2005
                                                                         7.66              9.78        185,179    2004
                                                                         5.75              7.66         78,389    2003
                                                                         7.59              5.75          4,605    2002
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                       $ 8.18            $ 9.06        123,781    2010
                                                                         6.84              8.18         89,063    2009
                                                                        12.35              6.84         95,357    2008
                                                                        12.14             12.35        118,327    2007
                                                                        11.14             12.14        151,903    2006
                                                                        10.93             11.14        176,827    2005
                                                                        10.00             10.93         46,987    2004
----------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares            $12.05            $12.93          56,325   2010
                                                                          8.51             12.05          64,550   2009
                                                                         15.93              8.51          57,928   2008
                                                                         14.23             15.93          66,389   2007
                                                                         13.44             14.23          69,992   2006
                                                                         13.04             13.44          89,702   2005
                                                                         12.44             13.04          59,451   2004
                                                                          9.69             12.44          16,087   2003
                                                                         10.00              9.69             100   2002
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares               $11.02            $12.53         508,166   2010
                                                                          8.04             11.02         530,639   2009
                                                                         13.71              8.04         563,304   2008
                                                                         13.15             13.71         533,149   2007
                                                                         11.40             13.15         545,587   2006
                                                                         10.17             11.40         404,328   2005
                                                                          8.70             10.17         242,957   2004
                                                                          6.19              8.70          65,721   2003
                                                                          8.12              6.19             133   2002
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                     $ 7.70            $ 8.76       1,087,942   2010
                                                                          6.12              7.70         719,359   2009
                                                                         10.14              6.12         720,795   2008
                                                                          9.90             10.14         225,533   2007
                                                                          8.78              9.90         374,660   2006
                                                                          8.45              8.78         235,686   2005
                                                                          7.87              8.45         214,490   2004
                                                                          6.33              7.87         105,279   2003
                                                                          7.95              6.33          11,579   2002
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares           $15.08            $18.24         348,654   2010
                                                                         11.21             15.08         218,892   2009
                                                                         18.39             11.21         219,692   2008
                                                                         18.98             18.39         260,798   2007
                                                                         16.83             18.98         159,053   2006
                                                                         15.61             16.83         135,963   2005
                                                                         13.32             15.61         113,953   2004
                                                                          9.40             13.32          39,531   2003
                                                                         10.00              9.40              --   2002
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares         $10.54            $13.17          13,325   2010
                                                                          8.11             10.54          15,837   2009
                                                                         16.24              8.11          17,247   2008
                                                                         15.58             16.24          20,914   2007
                                                                         15.43             15.58          20,799   2006
                                                                         14.02             15.43          19,713   2005
                                                                         11.94             14.02          15,039   2004
                                                                          9.68             11.94           4,959   2003
                                                                         10.00              9.68              --   2002
-----------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                           $11.21            $12.45         119,630   2010
                                                                          9.39             11.21          90,543   2009
                                                                         11.36              9.39          73,534   2008
                                                                         10.69             11.36         101,364   2007
                                                                         10.40             10.69         110,791   2006
                                                                         10.00             10.40          56,529   2005
-----------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $14.59            $16.41         349,977   2010
                                                                              10.58             14.59         318,024   2009
                                                                              14.07             10.58         328,443   2008
                                                                              13.83             14.07         376,583   2007
                                                                              12.90             13.83         441,406   2006
                                                                              12.60             12.90         429,967   2005
                                                                              11.70             12.60         354,760   2004
                                                                               9.69             11.70         290,941   2003
                                                                               9.98              9.69           3,617   2002
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.25            $18.93         140,244   2010
                                                                              18.35             17.25         239,731   2009
                                                                              15.92             18.35         249,050   2008
                                                                              14.76             15.92         275,887   2007
                                                                              14.84             14.76         213,886   2006
                                                                              14.41             14.84         184,054   2005
                                                                              13.63             14.41         177,166   2004
                                                                              13.35             13.63         126,112   2003
                                                                              11.55             13.35           3,183   2002
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.73            $12.14         873,509   2010
                                                                              10.53             11.73         934,324   2009
                                                                              10.76             10.53         933,856   2008
                                                                              10.19             10.76         841,216   2007
                                                                               9.97             10.19          72,877   2006
                                                                              10.00              9.97          61,212   2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $16.30            $17.33       1,271,639   2010
                                                                              14.54             16.30       1,275,960   2009
                                                                              14.12             14.54       1,295,620   2008
                                                                              13.21             14.12       1,309,262   2007
                                                                              12.94             13.21       1,277,841   2006
                                                                              12.85             12.94       1,128,722   2005
                                                                              12.46             12.85         742,474   2004
                                                                              12.07             12.46         418,310   2003
                                                                              11.26             12.07          40,119   2002
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $ 3.66            $ 4.26          45,407   2010
                                                                               2.45              3.66          52,220   2009
                                                                               4.29              2.45          74,753   2008
                                                                               3.70              4.29          75,761   2007
                                                                               3.56              3.70         156,730   2006
                                                                               3.58              3.56          88,836   2005
                                                                               3.33              3.58          82,318   2004
                                                                               2.33              3.33          50,061   2003
                                                                               3.88              2.33              --   2002
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $13.70            $15.01          35,434   2010
                                                                               9.77             13.70          40,600   2009
                                                                              15.92              9.77          42,420   2008
                                                                              14.52             15.92          34,331   2007
                                                                              14.57             14.52          30,409   2006
                                                                              13.00             14.57          29,533   2005
                                                                              12.11             13.00           1,362   2004
                                                                              10.00             12.11              --   2003
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $18.55            $19.58         69,528    2010
                                                                 11.99             18.55        100,001    2009
                                                                 20.13             11.99         93,358    2008
                                                                 18.59             20.13        183,595    2007
                                                                 16.65             18.59        119,215    2006
                                                                 13.97             16.65         22,517    2005
                                                                 12.31             13.97          5,886    2004
                                                                 10.00             12.31          1,854    2003
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $20.56            $25.77        139,022    2010
                                                                 11.86             20.56        156,950    2009
                                                                 25.77             11.86        186,280    2008
                                                                 17.75             25.77        109,657    2007
                                                                 14.84             17.75         61,438    2006
                                                                 10.00             14.84         20,639    2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $10.00            $12.59          7,986    2010
---------------------------------------------------------------------------------------------------------------

                      GUARANTEED INCOME ADVANTAGE ELECTED

For contracts issued on or after May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications but prior to April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications.




                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 8.03            $ 8.40        10,767     2010
                                                                               5.55              8.03        12,050     2009
                                                                              11.79              5.55        14,542     2008
                                                                              11.88             11.79        19,406     2007
                                                                              10.74             11.88        19,922     2006
                                                                              10.41             10.74        20,493     2005
                                                                              10.00             10.41        17,323     2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 8.16            $ 9.23         5,225     2010
                                                                               6.89              8.16         5,716     2009
                                                                              12.23              6.89         7,306     2008
                                                                              11.15             12.23         6,442     2007
                                                                              10.72             11.15         7,009     2006
                                                                              10.06             10.72         7,156     2005
                                                                              10.00             10.06         7,209     2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.78            $10.49           508     2010
                                                                               7.79              9.78           544     2009
                                                                              11.39              7.79           585     2008
                                                                              10.76             11.39           621     2007
                                                                              10.00             10.76           653     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $13.20            $14.55            --     2010
                                                                               9.99             13.20            --     2009
                                                                              17.16              9.99            --     2008
                                                                              15.32             17.16            --     2007
                                                                              12.24             15.32            --     2006
                                                                              10.62             12.24            --     2005
                                                                              10.00             10.62            --     2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $ 9.96            $11.66         6,866     2010
                                                                               6.14              9.96         7,455     2009
                                                                              12.33              6.14         8,147     2008
                                                                              10.80             12.33         6,706     2007
                                                                              10.75             10.80         7,263     2006
                                                                              10.20             10.75         5,471     2005
                                                                              10.00             10.20         3,451     2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 9.55            $10.82         4,484     2010
                                                                               7.60              9.55         4,119     2009
                                                                              12.09              7.60         5,449     2008
                                                                              12.65             12.09         5,961     2007
                                                                              11.13             12.65         6,021     2006
                                                                              10.92             11.13         5,514     2005
                                                                              10.00             10.92         2,983     2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.82            $ 9.67            --     2010
                                                                               7.35              8.82            --     2009
                                                                               9.71              7.35            --     2008
                                                                              10.00              9.71            --     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.47            $ 9.14            --     2010
                                                                               6.95              8.47            --     2009
                                                                              10.17              6.95            --     2008
                                                                              10.00             10.17            --     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B         $ 9.63            $11.18         1,495     2010
                                                                          6.42              9.63         2,076     2009
                                                                         12.49              6.42         2,545     2008
                                                                         10.64             12.49         1,974     2007
                                                                         10.03             10.64         2,050     2006
                                                                          9.88             10.03         2,122     2005
                                                                         10.00              9.88         1,085     2004
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B              $ 8.63            $ 9.53        25,462     2010
                                                                          7.32              8.63        27,646     2009
                                                                         12.62              7.32        30,301     2008
                                                                         12.29             12.62        27,777     2007
                                                                         10.73             12.29        33,064     2006
                                                                         10.48             10.73        36,191     2005
                                                                         10.00             10.48        38,378     2004
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B            $ 9.88            $10.09         1,925     2010
                                                                          7.51              9.88         1,961     2009
                                                                         16.43              7.51         1,784     2008
                                                                         15.89             16.43         1,917     2007
                                                                         12.01             15.89         4,542     2006
                                                                         10.53             12.01         4,868     2005
                                                                         10.00             10.53         4,058     2004
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B               $ 9.94            $10.68            55     2010
                                                                          7.40              9.94         3,653     2009
                                                                         12.56              7.40         6,077     2008
                                                                         11.30             12.56         6,984     2007
                                                                         11.61             11.30         7,753     2006
                                                                         10.33             11.61         8,478     2005
                                                                         10.00             10.33         7,049     2004
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B               $ 7.71            $10.31            --     2010
                                                                          5.57              7.71            --     2009
                                                                         10.47              5.57            --     2008
                                                                          9.41             10.47            --     2007
                                                                         10.00              9.41            --     2006
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                              $10.99            $11.31            --     2010
                                                                         10.19             10.99            --     2009
                                                                         10.57             10.19            --     2008
                                                                          9.86             10.57            --     2007
                                                                          9.92              9.86            --     2006
                                                                         10.00              9.92            --     2005
-----------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                   $10.19            $11.22            --     2010
                                                                          7.95             10.19         1,852     2009
                                                                         12.87              7.95         2,459     2008
                                                                         12.95             12.87         3,639     2007
                                                                         10.88             12.95         3,649     2006
                                                                         10.83             10.88         3,796     2005
                                                                         10.00             10.83            99     2004
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares             $13.36            $14.35         5,144     2010
                                                                         11.28             13.36         1,060     2009
                                                                         14.35             11.28         1,060     2008
                                                                         12.56             14.35         1,060     2007
                                                                         11.02             12.56         1,060     2006
                                                                         10.00             11.02            --     2005
-----------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares          $ 9.29            $10.47            --     2010
                                                                     7.49              9.29         2,032     2009
                                                                    12.95              7.49         2,589     2008
                                                                    12.24             12.95         3,138     2007
                                                                    11.70             12.24         3,385     2006
                                                                    10.82             11.70         3,218     2005
                                                                    10.00             10.82            --     2004
------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares       $ 9.40            $11.80           600     2010
                                                                     7.50              9.40           670     2009
                                                                    12.81              7.50           756     2008
                                                                    13.23             12.81         1,304     2007
                                                                    12.04             13.23         1,226     2006
                                                                    11.17             12.04         1,324     2005
                                                                    10.00             11.17         1,130     2004
------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
------------------------------------------------------------------------------------------------------------------
 Columbia Marsico Growth Fund, Variable Series -- Class A          $10.10            $12.02         9,488     2010
                                                                     8.15             10.10        11,301     2009
                                                                    13.74              8.15        14,543     2008
                                                                    11.95             13.74        19,941     2007
                                                                    11.51             11.95        20,491     2006
                                                                    10.94             11.51        21,011     2005
                                                                    10.00             10.94        19,041     2004
------------------------------------------------------------------------------------------------------------------
 Columbia Marsico International Opportunities Fund,                $12.05            $13.42         9,531     2010
   Variable Series -- Class B                                        8.93             12.05        10,797     2009
                                                                    17.70              8.93        13,480     2008
                                                                    15.11             17.70        15,990     2007
                                                                    12.52             15.11        18,012     2006
                                                                    10.70             12.52        19,313     2005
                                                                    10.00             10.70        10,723     2004
------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                      $10.58            $11.30         3,537     2010
                                                                     7.49             10.58         4,055     2009
                                                                    10.50              7.49         4,617     2008
                                                                    10.55             10.50         5,864     2007
                                                                    10.22             10.55         6,321     2006
                                                                    10.05             10.22         6,820     2005
                                                                    10.00             10.05         4,862     2004
------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares              $12.66            $14.17           273     2010
                                                                     8.48             12.66           637     2009
                                                                    11.72              8.48           862     2008
                                                                    11.60             11.72           945     2007
                                                                    10.72             11.60           945     2006
                                                                    10.70             10.72           945     2005
                                                                    10.00             10.70            --     2004
------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                      $11.12            $12.82         3,519     2010
                                                                     8.80             11.12         7,553     2009
                                                                    15.47              8.80         9,831     2008
                                                                    13.10             15.47        11,212     2007
                                                                    11.67             13.10        12,521     2006
                                                                    10.75             11.67        12,713     2005
                                                                    10.00             10.75         2,499     2004
------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $10.88            $12.14         2,494     2010
                                                                          8.63             10.88         2,802     2009
                                                                         12.40              8.63         3,829     2008
                                                                         11.00             12.40         8,325     2007
                                                                         10.48             11.00         8,798     2006
                                                                         10.32             10.48         9,266     2005
                                                                         10.00             10.32         5,261     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $ 9.65            $11.12         3,208     2010
                                                                          7.12              9.65         3,208     2009
                                                                         11.05              7.12         3,208     2008
                                                                         10.38             11.05         3,208     2007
                                                                         10.00             10.38         1,273     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $11.64            $13.33         9,456     2010
                                                                          8.78             11.64        11,969     2009
                                                                         15.64              8.78        15,154     2008
                                                                         13.62             15.64        18,943     2007
                                                                         12.49             13.62        19,274     2006
                                                                         10.94             12.49        19,333     2005
                                                                         10.00             10.94        13,988     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 9.87            $11.41            --     2010
                                                                          7.43              9.87            --     2009
                                                                         12.94              7.43            --     2008
                                                                         12.38             12.94            63     2007
                                                                         11.11             12.38            63     2006
                                                                          9.40             11.11            63     2005
                                                                         10.00              9.40            --     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 9.04            $10.17         3,977     2010
                                                                          7.11              9.04         5,072     2009
                                                                         12.69              7.11         7,065     2008
                                                                         12.80             12.69        10,624     2007
                                                                         10.90             12.80        16,214     2006
                                                                         10.55             10.90        17,670     2005
                                                                         10.00             10.55        12,812     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 8.26            $10.02         3,647     2010
                                                                          6.59              8.26         3,896     2009
                                                                         12.78              6.59         4,199     2008
                                                                         10.31             12.78         7,580     2007
                                                                          9.88             10.31         7,847     2006
                                                                          9.57              9.88         6,164     2005
                                                                         10.00              9.57         3,919     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 9.06            $10.16            --     2010
                                                                          7.29              9.06            --     2009
                                                                         12.81              7.29            --     2008
                                                                         11.70             12.81           245     2007
                                                                         10.59             11.70           247     2006
                                                                         10.07             10.59           249     2005
                                                                         10.00             10.07           249     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $10.76            $11.33            --     2010
                                                                          9.52             10.76            --     2009
                                                                         10.07              9.52            --     2008
                                                                         10.00             10.07            --     2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $13.44            $16.92         3,704     2010
                                                                                    9.82             13.44         4,758     2009
                                                                                   16.61              9.82         5,991     2008
                                                                                   14.72             16.61         7,519     2007
                                                                                   13.37             14.72         8,862     2006
                                                                                   11.57             13.37         8,336     2005
                                                                                   10.00             11.57         4,542     2004
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 9.68            $11.97         1,848     2010
                                                                                    6.29              9.68         2,250     2009
                                                                                   13.20              6.29         1,930     2008
                                                                                   12.78             13.20         2,245     2007
                                                                                   11.26             12.78         2,288     2006
                                                                                   11.22             11.26         2,331     2005
                                                                                   10.00             11.22           455     2004
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.14            $12.28            --     2010
                                                                                    8.39             11.14           165     2009
                                                                                   12.18              8.39            --     2008
                                                                                   11.99             12.18         7,359     2007
                                                                                   10.36             11.99         8,151     2006
                                                                                   10.00             10.36            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 7.92            $ 8.55            --     2010
                                                                                    6.21              7.92            --     2009
                                                                                    9.90              6.21            --     2008
                                                                                   10.00              9.90            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.37            $ 9.11            --     2010
                                                                                    6.78              8.37            --     2009
                                                                                   11.01              6.78            --     2008
                                                                                   10.87             11.01            --     2007
                                                                                   10.00             10.87            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.99            $ 8.40            --     2010
                                                                                    6.23              7.99            --     2009
                                                                                   11.03              6.23            --     2008
                                                                                   11.01             11.03            --     2007
                                                                                   10.00             11.01            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $10.69            $11.67           152     2010
                                                                                    8.70             10.69           167     2009
                                                                                   13.26              8.70           184     2008
                                                                                   12.30             13.26           199     2007
                                                                                   10.66             12.30           212     2006
                                                                                   10.46             10.66           224     2005
                                                                                   10.00             10.46           238     2004
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.29            $10.84           325     2010
                                                                                    9.75             10.29           346     2009
                                                                                   10.49              9.75           790     2008
                                                                                   10.22             10.49         6,467     2007
                                                                                   10.01             10.22         6,277     2006
                                                                                   10.02             10.01         6,222     2005
                                                                                   10.00             10.02         6,209     2004
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                 $11.90            $14.70          5,243    2010
                                                          8.59             11.90          6,338    2009
                                                         14.11              8.59          8,960    2008
                                                         12.80             14.11          8,498    2007
                                                         12.06             12.80          8,410    2006
                                                         11.03             12.06          8,822    2005
                                                         10.00             11.03          8,064    2004
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $10.30            $10.09          6,386    2010
                                                         10.49             10.30         15,909    2009
                                                         10.48             10.49         19,095    2008
                                                         10.21             10.48         23,946    2007
                                                          9.97             10.21         21,399    2006
                                                          9.90              9.97         30,990    2005
                                                         10.00              9.90          2,870    2004
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $ 9.44            $10.32         24,140    2010
                                                          6.95              9.44         25,718    2009
                                                         11.21              6.95         32,135    2008
                                                         10.87             11.21         30,822    2007
                                                         10.18             10.87         33,024    2006
                                                         10.27             10.18         34,388    2005
                                                         10.00             10.27         33,410    2004
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $12.25            $15.47          1,977    2010
                                                          9.22             12.25          3,520    2009
                                                         14.72              9.22          4,184    2008
                                                         17.66             14.72          6,154    2007
                                                         13.56             17.66          6,276    2006
                                                         12.39             13.56          6,258    2005
                                                         10.00             12.39          3,677    2004
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $ 9.42            $10.59          2,155    2010
                                                          7.62              9.42          3,433    2009
                                                         12.43              7.62          3,952    2008
                                                         12.08             12.43          4,019    2007
                                                         10.69             12.08          4,606    2006
                                                         10.45             10.69          5,040    2005
                                                         10.00             10.45          4,848    2004
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $10.05            $12.54          8,095    2010
                                                          7.84             10.05         10,816    2009
                                                         12.84              7.84         12,626    2008
                                                         12.81             12.84         13,487    2007
                                                         11.55             12.81         13,823    2006
                                                         10.77             11.55         13,823    2005
                                                         10.00             10.77         12,763    2004
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   $10.47            $11.24        348,881    2010
                                                          8.85             10.47        400,958    2009
                                                         12.79              8.85        405,722    2008
                                                         11.70             12.79        441,143    2007
                                                         10.51             11.70        396,195    2006
                                                         10.35             10.51        326,535    2005
                                                         10.00             10.35        247,761    2004
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                   $ 9.42            $10.09             --    2010
                                                          7.98              9.42             --    2009
                                                         11.55              7.98             --    2008
                                                         10.57             11.55             --    2007
                                                         10.00             10.57             --    2006
-------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1 Shares                                $10.06            $10.86            --     2010
                                                                     7.81             10.06            --     2009
                                                                    12.47              7.81            --     2008
                                                                    11.79             12.47            56     2007
                                                                    10.37             11.79            56     2006
                                                                    10.34             10.37            56     2005
                                                                    10.00             10.34            --     2004
------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 Genworth Calamos Growth Fund -- Service Shares                    $ 9.45            $11.56            --     2010
                                                                     6.42              9.45            --     2009
                                                                    10.00              6.42            --     2008
------------------------------------------------------------------------------------------------------------------
 Genworth Davis NY Venture Fund -- Service Shares                  $ 8.97            $ 9.77         3,991     2010
                                                                     7.01              8.97            --     2009
                                                                    10.00              7.01            --     2008
------------------------------------------------------------------------------------------------------------------
 Genworth Eaton Vance Large Cap Value Fund -- Service Shares       $ 8.62            $ 9.21            --     2010
                                                                     7.58              8.62            --     2009
                                                                    10.00              7.58            --     2008
------------------------------------------------------------------------------------------------------------------
 Genworth Enhanced International Index Fund -- Service
   Shares                                                          $10.00            $10.88            --     2010
------------------------------------------------------------------------------------------------------------------
 Genworth Goldman Sachs Enhanced Core Bond Index Fund --           $11.23            $11.56            --     2010
   Service Shares                                                   10.56             11.23            --     2009
                                                                    10.00             10.56            --     2008
------------------------------------------------------------------------------------------------------------------
 Genworth Legg Mason ClearBridge Aggressive Growth Fund --         $ 9.74            $11.81            --     2010
   Service Shares                                                    7.45              9.74            --     2009
                                                                    10.00              7.45            --     2008
------------------------------------------------------------------------------------------------------------------
 Genworth PIMCO StocksPLUS Fund -- Service Shares                  $10.31            $11.86            --     2010
                                                                     7.22             10.31            --     2009
                                                                    10.00              7.22            --     2008
------------------------------------------------------------------------------------------------------------------
 Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service            $ 8.49            $10.30            --     2010
   Shares                                                            6.56              8.49            --     2009
                                                                    10.00              6.56            --     2008
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Mid Cap Value Fund                                  $10.47            $12.81           618     2010
                                                                     8.03             10.47           933     2009
                                                                    13.03              8.03            39     2008
                                                                    12.90             13.03            40     2007
                                                                    11.34             12.90            40     2006
                                                                    10.00             11.34            16     2005
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                              $12.95            $13.71         1,305     2010
                                                                    10.53             12.95         1,491     2009
                                                                    12.82             10.53         2,209     2008
                                                                    11.87             12.82         2,434     2007
                                                                    10.98             11.87         2,631     2006
                                                                    10.42             10.98         2,851     2005
                                                                    10.00             10.42         3,089     2004
------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                 $13.76            $14.35         1,217     2010
                                                                     9.63             13.76         1,479     2009
                                                                    17.66              9.63         1,507     2008
                                                                    13.20             17.66         1,638     2007
                                                                    12.36             13.20         1,747     2006
                                                                    11.21             12.36         1,869     2005
                                                                    10.00             11.21            --     2004
------------------------------------------------------------------------------------------------------------------

                                                                                                                     NUMBER OF
                                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                                $20.86            $25.54         1,003
                                                                                       11.90             20.86         1,480
                                                                                       25.45             11.90         4,643
                                                                                       20.31             25.45         5,367
                                                                                       14.15             20.31         6,216
                                                                                       10.95             14.15         7,459
                                                                                       10.00             10.95        12,609
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II             $ 8.73            $10.66         1,895
                                                                                        6.65              8.73         3,550
                                                                                       11.43              6.65         5,152
                                                                                       11.63             11.43         7,784
                                                                                       10.73             11.63        12,317
                                                                                        9.99             10.73        13,136
                                                                                       10.00              9.99        12,181
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II         $ 7.61            $ 8.35            --
                                                                                        6.34              7.61            --
                                                                                        9.96              6.34            --
                                                                                       10.00              9.96            --
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value                           $ 7.44            $ 8.49           469
   Portfolio -- Class I                                                                 5.87              7.44           929
                                                                                        9.46              5.87         1,444
                                                                                       10.00              9.46         1,674
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                        $10.04            $11.02            --
                                                                                        7.37             10.04            --
                                                                                       11.95              7.37            --
                                                                                       10.99             11.95            --
                                                                                       10.46             10.99            --
                                                                                       10.25             10.46            --
                                                                                       10.00             10.25            --
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                               $10.67            $11.58            --
                                                                                        8.61             10.67            --
                                                                                       13.18              8.61            --
                                                                                       12.23             13.18           238
                                                                                       11.09             12.23           235
                                                                                       10.58             11.09           238
                                                                                       10.00             10.58           238
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                                 $10.41            $13.85         2,093
                                                                                        6.52             10.41         2,705
                                                                                       11.02              6.52         3,852
                                                                                       11.01             11.02         3,499
                                                                                        9.96             11.01         3,477
                                                                                        9.68              9.96         3,755
                                                                                       10.00              9.68         3,723
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                                  $10.02            $10.76            --
                                                                                        8.70             10.02            --
                                                                                       11.44              8.70            --
                                                                                       11.24             11.44            --
                                                                                       10.29             11.24            --
                                                                                       10.00             10.29            --
---------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                     YEAR
------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                          2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II       2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II   2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value                     2010
   Portfolio -- Class I                                                         2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                       $17.42            $19.36            --     2010
                                                                         13.39             17.42            --     2009
                                                                         22.00             13.39            --     2008
                                                                         17.62             22.00            --     2007
                                                                         13.74             17.62            --     2006
                                                                         12.04             13.74            --     2005
                                                                         10.00             12.04            --     2004
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                        $ 7.99            $ 8.82            --     2010
                                                                          6.72              7.99            --     2009
                                                                         12.17              6.72           488     2008
                                                                         12.01             12.17           518     2007
                                                                         11.06             12.01           545     2006
                                                                         10.90             11.06           574     2005
                                                                         10.00             10.90           605     2004
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares            $ 9.19            $ 9.82           885     2010
                                                                          6.51              9.19         1,630     2009
                                                                         12.24              6.51         3,164     2008
                                                                         10.99             12.24         5,971     2007
                                                                         10.42             10.99        10,633     2006
                                                                         10.15             10.42        11,251     2005
                                                                         10.00             10.15        11,911     2004
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares               $11.73            $13.28        11,181     2010
                                                                          8.60             11.73        12,888     2009
                                                                         14.72              8.60        15,129     2008
                                                                         14.17             14.72        14,452     2007
                                                                         12.33             14.17        14,925     2006
                                                                         11.04             12.33        14,836     2005
                                                                         10.00             11.04        12,740     2004
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                     $ 9.21            $10.45         1,288     2010
                                                                          7.35              9.21         4,967     2009
                                                                         12.24              7.35         5,100     2008
                                                                         12.00             12.24         5,155     2007
                                                                         10.68             12.00         5,285     2006
                                                                         10.32             10.68         5,366     2005
                                                                         10.00             10.32         5,474     2004
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares           $10.42            $12.55         1,107     2010
                                                                          7.78             10.42         1,481     2009
                                                                         12.81              7.78         2,137     2008
                                                                         13.27             12.81         3,957     2007
                                                                         11.82             13.27         4,302     2006
                                                                         11.01             11.82         4,671     2005
                                                                         10.00             11.01         4,193     2004
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares         $ 8.24            $10.25            --     2010
                                                                          6.36              8.24            --     2009
                                                                         12.79              6.36            --     2008
                                                                         12.33             12.79            --     2007
                                                                         12.26             12.33            --     2006
                                                                         11.18             12.26            --     2005
                                                                         10.00             11.18            --     2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $11.00            $12.17            --     2010
                                                                               9.25             11.00            --     2009
                                                                              11.24              9.25            --     2008
                                                                              10.61             11.24            --     2007
                                                                              10.37             10.61            --     2006
                                                                              10.00             10.37            --     2005
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $12.09            $13.55         7,636     2010
                                                                               8.80             12.09         8,261     2009
                                                                              11.76              8.80        11,595     2008
                                                                              11.60             11.76        15,625     2007
                                                                              10.87             11.60        15,991     2006
                                                                              10.66             10.87        16,888     2005
                                                                              10.00             10.66        14,188     2004
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.08            $13.20        20,734     2010
                                                                              12.91             12.08        21,190     2009
                                                                              11.24             12.91        17,671     2008
                                                                              10.46             11.24        28,777     2007
                                                                              10.56             10.46        29,883     2006
                                                                              10.30             10.56        29,246     2005
                                                                              10.00             10.30        26,529     2004
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.51            $11.86            --     2010
                                                                              10.37             11.51            --     2009
                                                                              10.64             10.37            --     2008
                                                                              10.12             10.64            --     2007
                                                                               9.95             10.12            --     2006
                                                                              10.00              9.95            79     2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.63            $13.36        18,971     2010
                                                                              11.31             12.63        19,390     2009
                                                                              11.02             11.31        26,979     2008
                                                                              10.36             11.02        36,999     2007
                                                                              10.19             10.36        38,001     2006
                                                                              10.16             10.19        38,526     2005
                                                                              10.00             10.16        31,365     2004
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $10.50            $12.18         4,664     2010
                                                                               7.05             10.50         5,331     2009
                                                                              12.41              7.05         7,711     2008
                                                                              10.76             12.41         6,923     2007
                                                                              10.39             10.76         7,923     2006
                                                                              10.49             10.39         8,374     2005
                                                                              10.00             10.49         7,752     2004
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.67            $11.64            --     2010
                                                                               7.64             10.67            --     2009
                                                                              12.50              7.64            --     2008
                                                                              11.44             12.50            --     2007
                                                                              11.53             11.44            --     2006
                                                                              10.33             11.53            --     2005
                                                                              10.00             10.33            --     2004
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $14.19            $14.91           --      2010
                                                                  9.21             14.19           --      2009
                                                                 15.52              9.21           --      2008
                                                                 14.40             15.52           --      2007
                                                                 12.94             14.40           --      2006
                                                                 10.90             12.94           --      2005
                                                                 10.00             10.90           --      2004
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $20.18            $25.18          328      2010
                                                                 11.68             20.18          328      2009
                                                                 25.49             11.68          328      2008
                                                                 17.63             25.49          328      2007
                                                                 14.80             17.63          328      2006
                                                                 10.00             14.80           --      2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $10.00            $12.57           --      2010
---------------------------------------------------------------------------------------------------------------

                    PRINCIPAL PROTECTION ADVANTAGE ELECTED




                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 8.29            $ 8.68         3,333     2010
                                                                               5.73              8.29         6,620     2009
                                                                              12.17              5.73        15,897     2008
                                                                              12.26             12.17        18,769     2007
                                                                              11.09             12.26        18,077     2006
                                                                              10.75             11.09        12,724     2005
                                                                              10.00             10.75           654     2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 8.73            $ 9.87            --     2010
                                                                               7.36              8.73            --     2009
                                                                              13.08              7.36            --     2008
                                                                              11.93             13.08            --     2007
                                                                              11.46             11.93            --     2006
                                                                              10.75             11.46            --     2005
                                                                              10.00             10.75            --     2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.78            $10.49           362     2010
                                                                               7.79              9.78           354     2009
                                                                              11.39              7.79           365     2008
                                                                              10.76             11.39           345     2007
                                                                              10.00             10.76           673     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $13.20            $14.55         6,126     2010
                                                                               9.99             13.20        13,471     2009
                                                                              17.16              9.99        16,057     2008
                                                                              15.32             17.16        12,003     2007
                                                                              12.24             15.32         5,921     2006
                                                                              10.62             12.24         5,175     2005
                                                                              10.00             10.62           436     2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $10.50            $12.29            --     2010
                                                                               6.48             10.50            --     2009
                                                                              13.00              6.48            --     2008
                                                                              11.39             13.00            --     2007
                                                                              11.33             11.39            --     2006
                                                                              10.75             11.33            --     2005
                                                                              10.00             10.75            --     2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 9.89            $11.20         7,133     2010
                                                                               7.87              9.89        17,826     2009
                                                                              12.52              7.87        46,944     2008
                                                                              13.09             12.52        57,304     2007
                                                                              11.52             13.09        51,435     2006
                                                                              11.30             11.52        44,062     2005
                                                                              10.00             11.30        20,331     2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.82            $ 9.67           352     2010
                                                                               7.35              8.82            --     2009
                                                                               9.71              7.35            --     2008
                                                                              10.00              9.71            --     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.47            $ 9.14         2,445     2010
                                                                               6.95              8.47         2,466     2009
                                                                              10.17              6.95         2,503     2008
                                                                              10.00             10.17            --     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B         $10.74            $12.47            --     2010
                                                                          7.16             10.74            --     2009
                                                                         13.93              7.16            --     2008
                                                                         11.87             13.93            --     2007
                                                                         11.18             11.87            --     2006
                                                                         11.02             11.18            --     2005
                                                                         10.00             11.02            --     2004
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B              $ 8.89            $ 9.82         5,911     2010
                                                                          7.55              8.89         9,946     2009
                                                                         13.00              7.55        10,137     2008
                                                                         12.66             13.00        20,529     2007
                                                                         11.06             12.66        21,456     2006
                                                                         10.80             11.06        20,999     2005
                                                                         10.00             10.80         7,844     2004
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B            $ 9.88            $10.09        20,451     2010
                                                                          7.51              9.88        28,727     2009
                                                                         16.43              7.51        35,183     2008
                                                                         15.89             16.43        32,185     2007
                                                                         12.01             15.89        15,649     2006
                                                                         10.53             12.01        10,691     2005
                                                                         10.00             10.53            --     2004
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B               $10.48            $11.27            --     2010
                                                                          7.81             10.48            --     2009
                                                                         13.25              7.81            --     2008
                                                                         11.92             13.25           747     2007
                                                                         12.25             11.92         1,092     2006
                                                                         10.90             12.25           948     2005
                                                                         10.00             10.90           298     2004
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B               $ 7.71            $10.31            --     2010
                                                                          5.57              7.71            --     2009
                                                                         10.47              5.57            --     2008
                                                                          9.41             10.47            --     2007
                                                                         10.00              9.41            --     2006
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                              $10.99            $11.31        16,863     2010
                                                                         10.19             10.99        36,646     2009
                                                                         10.57             10.19        33,177     2008
                                                                          9.86             10.57         2,308     2007
                                                                          9.92              9.86         2,626     2006
                                                                         10.00              9.92           922     2005
-----------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                   $10.19            $11.22            --     2010
                                                                          7.95             10.19            --     2009
                                                                         12.87              7.95            --     2008
                                                                         12.95             12.87           870     2007
                                                                         10.88             12.95           995     2006
                                                                         10.83             10.88            --     2005
                                                                         10.00             10.83            --     2004
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares             $13.36            $14.35        37,118     2010
                                                                         11.28             13.36        52,786     2009
                                                                         14.35             11.28        46,126     2008
                                                                         12.56             14.35        11,543     2007
                                                                         11.02             12.56         4,280     2006
                                                                         10.00             11.02            --     2005
-----------------------------------------------------------------------------------------------------------------------


                                                                                     ACCUMULATION      ACCUMULATION
                                                                                    UNIT VALUES AT    UNIT VALUES AT
SUBACCOUNTS                                                                       BEGINNING OF PERIOD END OF PERIOD
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                              $ 9.29            $10.47
                                                                                          7.49              9.29
                                                                                         12.95              7.49
                                                                                         12.24             12.95
                                                                                         11.70             12.24
                                                                                         10.82             11.70
                                                                                         10.00             10.82
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                           $ 9.40            $11.80
                                                                                          7.50              9.40
                                                                                         12.81              7.50
                                                                                         13.23             12.81
                                                                                         12.04             13.23
                                                                                         11.17             12.04
                                                                                         10.00             11.17
---------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              $10.38            $12.35
                                                                                          8.37             10.38
                                                                                         14.12              8.37
                                                                                         12.28             14.12
                                                                                         11.82             12.28
                                                                                         11.24             11.82
                                                                                         10.00             11.24
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         $12.35            $13.75
                                                                                          9.14             12.35
                                                                                         18.13              9.14
                                                                                         15.48             18.13
                                                                                         12.83             15.48
                                                                                         10.96             12.83
                                                                                         10.00             10.96
---------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                          $10.58            $11.30
                                                                                          7.49             10.58
                                                                                         10.50              7.49
                                                                                         10.55             10.50
                                                                                         10.22             10.55
                                                                                         10.05             10.22
                                                                                         10.00             10.05
---------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
---------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                  $12.60            $14.11
                                                                                          8.44             12.60
                                                                                         11.66              8.44
                                                                                         11.55             11.66
                                                                                         10.67             11.55
                                                                                         10.65             10.67
                                                                                         10.00             10.65
---------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                          $11.54            $13.30
                                                                                          9.13             11.54
                                                                                         16.05              9.13
                                                                                         13.59             16.05
                                                                                         12.11             13.59
                                                                                         11.16             12.11
                                                                                         10.00             11.16
---------------------------------------------------------------------------------------------------------------------


                                                                                    NUMBER OF
                                                                                  ACCUMULATION
                                                                                    UNITS AT
SUBACCOUNTS                                                                       END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                               --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
                                                                                         --     2006
                                                                                         --     2005
                                                                                         --     2004
----------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                           892     2010
                                                                                      1,020     2009
                                                                                      1,206     2008
                                                                                      2,167     2007
                                                                                      4,357     2006
                                                                                      3,486     2005
                                                                                         --     2004
----------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                            6,557     2010
                                                                                      7,297     2009
                                                                                     23,719     2008
                                                                                     27,668     2007
                                                                                     36,390     2006
                                                                                     28,105     2005
                                                                                     12,403     2004
----------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B      15,302     2010
                                                                                     26,444     2009
                                                                                     51,880     2008
                                                                                     51,638     2007
                                                                                     62,021     2006
                                                                                     56,038     2005
                                                                                     23,413     2004
----------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                          150     2010
                                                                                      9,764     2009
                                                                                     11,325     2008
                                                                                      9,115     2007
                                                                                         --     2006
                                                                                         --     2005
                                                                                         --     2004
----------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                  557     2010
                                                                                      1,530     2009
                                                                                      2,203     2008
                                                                                      5,995     2007
                                                                                      5,940     2006
                                                                                      4,329     2005
                                                                                         79     2004
----------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                        8,515     2010
                                                                                      9,274     2009
                                                                                      9,880     2008
                                                                                        247     2007
                                                                                        247     2006
                                                                                         --     2005
                                                                                         --     2004
----------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $10.88            $12.14         78,272    2010
                                                                          8.63             10.88        102,480    2009
                                                                         12.40              8.63        112,542    2008
                                                                         11.00             12.40        161,591    2007
                                                                         10.48             11.00        181,069    2006
                                                                         10.32             10.48        150,976    2005
                                                                         10.00             10.32         28,249    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $ 9.65            $11.12          9,475    2010
                                                                          7.12              9.65         14,966    2009
                                                                         11.05              7.12         19,574    2008
                                                                         10.38             11.05          8,877    2007
                                                                         10.00             10.38          2,206    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $11.82            $13.53             --    2010
                                                                          8.91             11.82            949    2009
                                                                         15.89              8.91          4,415    2008
                                                                         13.84             15.89         11,142    2007
                                                                         12.68             13.84          1,144    2006
                                                                         11.11             12.68             --    2005
                                                                         10.00             11.11             --    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $11.13            $12.86                   2010
                                                                          8.38             11.13             --    2009
                                                                         14.59              8.38             --    2008
                                                                         13.96             14.59             --    2007
                                                                         12.53             13.96             --    2006
                                                                         10.60             12.53             --    2005
                                                                         10.00             10.60             --    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 9.38            $10.56          4,731    2010
                                                                          7.38              9.38          6,015    2009
                                                                         13.18              7.38          6,667    2008
                                                                         13.30             13.18         13,553    2007
                                                                         11.32             13.30         14,133    2006
                                                                         10.95             11.32         14,551    2005
                                                                         10.00             10.95            556    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 8.99            $10.90          2,519    2010
                                                                          7.18              8.99          6,592    2009
                                                                         13.91              7.18         10,779    2008
                                                                         11.22             13.91         14,267    2007
                                                                         10.75             11.22         17,318    2006
                                                                         10.41             10.75         15,460    2005
                                                                         10.00             10.41          4,967    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 9.49            $10.64             --    2010
                                                                          7.63              9.49             --    2009
                                                                         13.41              7.63             --    2008
                                                                         12.25             13.41             --    2007
                                                                         11.09             12.25             --    2006
                                                                         10.54             11.09             --    2005
                                                                         10.00             10.54             --    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $10.76            $11.33             --    2010
                                                                          9.52             10.76            928    2009
                                                                         10.07              9.52            928    2008
                                                                         10.00             10.07          9,638    2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $14.15            $17.81          2,360    2010
                                                                                   10.34             14.15          7,084    2009
                                                                                   17.49             10.34         16,564    2008
                                                                                   15.49             17.49         20,896    2007
                                                                                   14.08             15.49         21,791    2006
                                                                                   12.18             14.08         19,378    2005
                                                                                   10.00             12.18          7,762    2004
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 9.68            $11.97             --    2010
                                                                                    6.29              9.68             --    2009
                                                                                   13.20              6.29             --    2008
                                                                                   12.78             13.20             --    2007
                                                                                   11.26             12.78             --    2006
                                                                                   11.22             11.26             --    2005
                                                                                   10.00             11.22             --    2004
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.14            $12.28        189,708    2010
                                                                                    8.39             11.14        292,935    2009
                                                                                   12.18              8.39        459,996    2008
                                                                                   11.99             12.18        468,456    2007
                                                                                   10.36             11.99        427,278    2006
                                                                                   10.00             10.36        299,121    2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 7.92            $ 8.55         30,112    2010
                                                                                    6.21              7.92         30,324    2009
                                                                                    9.90              6.21         30,538    2008
                                                                                   10.00              9.90             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.37            $ 9.11         12,618    2010
                                                                                    6.78              8.37         30,837    2009
                                                                                   11.01              6.78         35,809    2008
                                                                                   10.87             11.01          4,015    2007
                                                                                   10.00             10.87          1,466    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.99            $ 8.40             --    2010
                                                                                    6.23              7.99             --    2009
                                                                                   11.03              6.23          3,749    2008
                                                                                   11.01             11.03          4,077    2007
                                                                                   10.00             11.01             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $11.08            $12.10             --    2010
                                                                                    9.03             11.08             --    2009
                                                                                   13.75              9.03             --    2008
                                                                                   12.76             13.75             --    2007
                                                                                   11.05             12.76             --    2006
                                                                                   10.85             11.05             --    2005
                                                                                   10.00             10.85             --    2004
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.50            $11.05          1,246    2010
                                                                                    9.94             10.50          3,281    2009
                                                                                   10.70              9.94          5,103    2008
                                                                                   10.43             10.70          8,080    2007
                                                                                   10.20             10.43         18,216    2006
                                                                                   10.21             10.20          5,373    2005
                                                                                   10.00             10.21             --    2004
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                 $12.34            $15.24           3,536   2010
                                                          8.91             12.34           5,034   2009
                                                         14.64              8.91           8,665   2008
                                                         13.28             14.64          14,525   2007
                                                         12.51             13.28          11,239   2006
                                                         11.44             12.51           8,666   2005
                                                         10.00             11.44           2,391   2004
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $10.34            $10.12          68,506   2010
                                                         10.53             10.34          61,046   2009
                                                         10.52             10.53          88,281   2008
                                                         10.24             10.52          96,908   2007
                                                         10.00             10.24          95,304   2006
                                                          9.93             10.00         132,025   2005
                                                         10.00              9.93          30,852   2004
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $ 9.76            $10.66              --   2010
                                                          7.19              9.76              --   2009
                                                         11.59              7.19              --   2008
                                                         11.24             11.59              --   2007
                                                         10.52             11.24              --   2006
                                                         10.61             10.52              --   2005
                                                         10.00             10.61              --   2004
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $13.48            $17.02           2,250   2010
                                                         10.14             13.48           3,857   2009
                                                         16.20             10.14           4,462   2008
                                                         19.44             16.20              --   2007
                                                         14.92             19.44              --   2006
                                                         13.64             14.92              --   2005
                                                         10.00             13.64              --   2004
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $ 9.82            $11.04              --   2010
                                                          7.94              9.82             671   2009
                                                         12.96              7.94             671   2008
                                                         12.60             12.96           5,472   2007
                                                         11.15             12.60              --   2006
                                                         10.90             11.15              --   2005
                                                         10.00             10.90              --   2004
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $10.31            $12.87           2,018   2010
                                                          8.05             10.31           2,805   2009
                                                         13.17              8.05           5,102   2008
                                                         13.14             13.17           7,491   2007
                                                         11.85             13.14           7,701   2006
                                                         11.05             11.85           6,206   2005
                                                         10.00             11.05           1,690   2004
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   $10.76            $11.55       1,482,555   2010
                                                          9.10             10.76       2,101,904   2009
                                                         13.15              9.10       2,838,741   2008
                                                         12.02             13.15       3,795,730   2007
                                                         10.80             12.02       4,147,370   2006
                                                         10.64             10.80       3,791,045   2005
                                                         10.00             10.64         924,096   2004
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                   $ 9.42            $10.09          34,182   2010
                                                          7.98              9.42         116,457   2009
                                                         11.55              7.98         116,136   2008
                                                         10.57             11.55         119,596   2007
                                                         10.00             10.57         116,306   2006
-------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                               $10.38            $11.21             --
                                                                                     8.06             10.38             --
                                                                                    12.87              8.06             --
                                                                                    12.17             12.87             --
                                                                                    10.71             12.17             --
                                                                                    10.67             10.71             --
                                                                                    10.00             10.67             --
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $ 9.45            $11.56          3,171
                                                                                     6.42              9.45             --
                                                                                    10.00              6.42             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $ 8.97            $ 9.77             --
                                                                                     7.01              8.97             --
                                                                                    10.00              7.01             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $ 8.62            $ 9.21         12,555
                                                                                     7.58              8.62         28,261
                                                                                    10.00              7.58         27,276
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.00            $10.88            316
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.23            $11.56         32,045
                                                                                    10.56             11.23         21,418
                                                                                    10.00             10.56         19,416
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $ 9.74            $11.81          9,866
                                                                                     7.45              9.74         30,516
                                                                                    10.00              7.45         33,820
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $10.31            $11.86         38,060
                                                                                     7.22             10.31         37,899
                                                                                    10.00              7.22         45,864
------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                    $ 8.49            $10.30         10,977
                                                                                     6.56              8.49         11,586
                                                                                    10.00              6.56         12,803
------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                                 $10.47            $12.81            383
                                                                                     8.03             10.47            534
                                                                                    13.03              8.03          2,438
                                                                                    12.90             13.03          6,107
                                                                                    11.34             12.90          6,322
                                                                                    10.00             11.34          4,880
------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                             $13.35            $14.13         74,142
                                                                                    10.86             13.35         88,732
                                                                                    13.21             10.86         79,174
                                                                                    12.24             13.21        116,458
                                                                                    11.32             12.24        112,770
                                                                                    10.74             11.32         98,721
                                                                                    10.00             10.74         20,112
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                $13.89            $14.48          5,439
                                                                                     9.72             13.89         22,406
                                                                                    17.82              9.72         26,998
                                                                                    13.32             17.82          6,761
                                                                                    12.47             13.32          1,476
                                                                                    11.32             12.47             --
                                                                                    10.00             11.32             --
------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                         2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares              2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                           2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                       2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                          2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------

                                                                                                                     NUMBER OF
                                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                                $21.60            $26.43             --
                                                                                       12.32             21.60             --
                                                                                       26.34             12.32             --
                                                                                       21.02             26.34             --
                                                                                       14.64             21.02             --
                                                                                       11.33             14.64             --
                                                                                       10.00             11.33             --
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II             $ 9.23            $11.27          2,748
                                                                                        7.03              9.23         10,134
                                                                                       12.08              7.03         11,545
                                                                                       12.29             12.08         15,543
                                                                                       11.34             12.29         14,548
                                                                                       10.56             11.34         12,592
                                                                                       10.00             10.56            476
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II         $ 7.61            $ 8.35         20,785
                                                                                        6.34              7.61         21,276
                                                                                        9.96              6.34         17,413
                                                                                       10.00              9.96         19,134
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --              $ 7.44            $ 8.49          3,597
   Class I                                                                              5.87              7.44          4,042
                                                                                        9.46              5.87          5,048
                                                                                       10.00              9.46         10,095
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                        $10.60            $11.64            721
                                                                                        7.79             10.60            755
                                                                                       12.62              7.79            874
                                                                                       11.61             12.62            824
                                                                                       11.05             11.61            876
                                                                                       10.83             11.05          1,842
                                                                                       10.00             10.83             --
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                               $11.20            $12.15             --
                                                                                        9.04             11.20             --
                                                                                       13.83              9.04             --
                                                                                       12.84             13.83             --
                                                                                       11.64             12.84             --
                                                                                       11.11             11.64             --
                                                                                       10.00             11.11             --
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                                 $11.38            $15.15            843
                                                                                        7.14             11.38          2,522
                                                                                       12.06              7.14          3,253
                                                                                       12.04             12.06          4,822
                                                                                       10.89             12.04          5,573
                                                                                       10.59             10.89          4,389
                                                                                       10.00             10.59          1,128
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                                  $10.02            $10.76        198,933
                                                                                        8.70             10.02        247,329
                                                                                       11.44              8.70        250,649
                                                                                       11.24             11.44        291,333
                                                                                       10.29             11.24        311,214
                                                                                       10.00             10.29        100,856
---------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                     YEAR
------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                          2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II       2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II   2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --        2010
   Class I                                                                      2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                       $17.97            $19.97             --    2010
                                                                         13.82             17.97            188    2009
                                                                         22.69             13.82            189    2008
                                                                         18.18             22.69            189    2007
                                                                         14.18             18.18            190    2006
                                                                         12.42             14.18             --    2005
                                                                         10.00             12.42             --    2004
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                        $ 7.99            $ 8.82         61,661    2010
                                                                          6.72              7.99         77,348    2009
                                                                         12.17              6.72         79,294    2008
                                                                         12.01             12.17         93,291    2007
                                                                         11.06             12.01        109,630    2006
                                                                         10.90             11.06        124,342    2005
                                                                         10.00             10.90         29,108    2004
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares            $ 9.66            $10.32             --    2010
                                                                          6.84              9.66             --    2009
                                                                         12.87              6.84             --    2008
                                                                         11.54             12.87             --    2007
                                                                         10.95             11.54             --    2006
                                                                         10.67             10.95             --    2005
                                                                         10.00             10.67             --    2004
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares               $12.29            $13.92          8,120    2010
                                                                          9.01             12.29         12,533    2009
                                                                         15.42              9.01         14,685    2008
                                                                         14.85             15.42             --    2007
                                                                         12.92             14.85             --    2006
                                                                         11.57             12.92             --    2005
                                                                         10.00             11.57             --    2004
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                     $ 9.63            $10.91         41,143    2010
                                                                          7.68              9.63         37,298    2009
                                                                         12.78              7.68         40,445    2008
                                                                         12.54             12.78             --    2007
                                                                         11.16             12.54          2,849    2006
                                                                         10.78             11.16             --    2005
                                                                         10.00             10.78             --    2004
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares           $11.13            $13.41         18,982    2010
                                                                          8.31             11.13         11,609    2009
                                                                         13.69              8.31         20,759    2008
                                                                         14.18             13.69         22,494    2007
                                                                         12.63             14.18         15,687    2006
                                                                         11.76             12.63         13,646    2005
                                                                         10.00             11.76          4,778    2004
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares         $ 8.28            $10.31             --    2010
                                                                          6.39              8.28             --    2009
                                                                         12.86              6.39             --    2008
                                                                         12.39             12.86             --    2007
                                                                         12.32             12.39             --    2006
                                                                         11.24             12.32             --    2005
                                                                         10.00             11.24             --    2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $11.00            $12.17             --    2010
                                                                               9.25             11.00             --    2009
                                                                              11.24              9.25             --    2008
                                                                              10.61             11.24             --    2007
                                                                              10.37             10.61             --    2006
                                                                              10.00             10.37             --    2005
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $12.24            $13.71         11,486    2010
                                                                               8.91             12.24         13,744    2009
                                                                              11.90              8.91         22,945    2008
                                                                              11.74             11.90         17,868    2007
                                                                              11.00             11.74         21,944    2006
                                                                              10.79             11.00         17,565    2005
                                                                              10.00             10.79          6,209    2004
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.48            $13.64          2,897    2010
                                                                              13.33             12.48         10,944    2009
                                                                              11.61             13.33          9,023    2008
                                                                              10.81             11.61         16,865    2007
                                                                              10.91             10.81          8,424    2006
                                                                              10.64             10.91          6,882    2005
                                                                              10.00             10.64          5,215    2004
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.51            $11.86         49,815    2010
                                                                              10.37             11.51         88,281    2009
                                                                              10.64             10.37         87,570    2008
                                                                              10.12             10.64        110,926    2007
                                                                               9.95             10.12         57,331    2006
                                                                              10.00              9.95         37,809    2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.81            $13.55         38,791    2010
                                                                              11.47             12.81         40,088    2009
                                                                              11.18             11.47         61,840    2008
                                                                              10.50             11.18         96,969    2007
                                                                              10.33             10.50        112,036    2006
                                                                              10.30             10.33         93,460    2005
                                                                              10.00             10.30         32,298    2004
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $11.33            $13.14             --    2010
                                                                               7.61             11.33             --    2009
                                                                              13.39              7.61             --    2008
                                                                              11.61             13.39             --    2007
                                                                              11.21             11.61             --    2006
                                                                              11.32             11.21             --    2005
                                                                              10.00             11.32             --    2004
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $11.25            $12.27             89    2010
                                                                               8.06             11.25            501    2009
                                                                              13.18              8.06            507    2008
                                                                              12.07             13.18            375    2007
                                                                              12.16             12.07          3,585    2006
                                                                              10.89             12.16            630    2005
                                                                              10.00             10.89            376    2004
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $14.72            $15.47            --     2010
                                                                  9.55             14.72           968     2009
                                                                 16.10              9.55         1,273     2008
                                                                 14.94             16.10         5,992     2007
                                                                 13.43             14.94         2,491     2006
                                                                 11.31             13.43            --     2005
                                                                 10.00             11.31            --     2004
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $20.18            $25.18            34     2010
                                                                 11.68             20.18         2,693     2009
                                                                 25.49             11.68         4,029     2008
                                                                 17.63             25.49         1,360     2007
                                                                 14.80             17.63           398     2006
                                                                 10.00             14.80            --     2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $10.00            $12.57            --     2010
---------------------------------------------------------------------------------------------------------------

                    GUARANTEED WITHDRAWAL ADVANTAGE ELECTED




                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 8.24            $ 8.62         7,409     2010
                                                                               5.70              8.24         8,232     2009
                                                                              12.12              5.70        15,545     2008
                                                                              12.23             12.12        21,003     2007
                                                                              11.07             12.23        19,282     2006
                                                                              10.74             11.07        17,448     2005
                                                                              10.00             10.74        11,143     2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 8.68            $ 9.80            --     2010
                                                                               7.33              8.68            --     2009
                                                                              13.03              7.33            --     2008
                                                                              11.89             13.03            --     2007
                                                                              11.44             11.89            --     2006
                                                                              10.75             11.44            --     2005
                                                                              10.00             10.75            --     2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.75            $10.44         3,021     2010
                                                                               7.77              9.75         6,325     2009
                                                                              11.37              7.77         6,971     2008
                                                                              10.75             11.37         7,226     2007
                                                                              10.00             10.75         7,739     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $13.13            $14.46        10,106     2010
                                                                               9.95             13.13        14,922     2009
                                                                              17.11              9.95        17,601     2008
                                                                              15.29             17.11        21,818     2007
                                                                              12.23             15.29        21,216     2006
                                                                              10.62             12.23         7,813     2005
                                                                              10.00             10.62         3,295     2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $10.44            $12.21            --     2010
                                                                               6.45             10.44            --     2009
                                                                              12.95              6.45            --     2008
                                                                              11.36             12.95            --     2007
                                                                              11.31             11.36            --     2006
                                                                              10.75             11.31            --     2005
                                                                              10.00             10.75            --     2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 9.83            $11.12        21,767     2010
                                                                               7.83              9.83        31,678     2009
                                                                              12.47              7.83        42,822     2008
                                                                              13.06             12.47        53,173     2007
                                                                              11.50             13.06        41,356     2006
                                                                              11.30             11.50        32,589     2005
                                                                              10.00             11.30         6,642     2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.79            $ 9.63            --     2010
                                                                               7.34              8.79            --     2009
                                                                               9.71              7.34            --     2008
                                                                              10.00              9.71            --     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.45            $ 9.11            --     2010
                                                                               6.94              8.45            --     2009
                                                                              10.17              6.94            --     2008
                                                                              10.00             10.17            --     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B         $10.68            $12.38            --     2010
                                                                          7.13             10.68            --     2009
                                                                         13.88              7.13            --     2008
                                                                         11.83             13.88            --     2007
                                                                         11.16             11.83            --     2006
                                                                         11.01             11.16            --     2005
                                                                         10.00             11.01            --     2004
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B              $ 8.84            $ 9.75        18,148     2010
                                                                          7.51              8.84        23,411     2009
                                                                         12.95              7.51        30,221     2008
                                                                         12.63             12.95        26,640     2007
                                                                         11.04             12.63        26,055     2006
                                                                         10.79             11.04        31,179     2005
                                                                         10.00             10.79         7,393     2004
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B            $ 9.83            $10.03        27,929     2010
                                                                          7.48              9.83        34,105     2009
                                                                         16.37              7.48        39,889     2008
                                                                         15.86             16.37        55,064     2007
                                                                         12.00             15.86        49,261     2006
                                                                         10.53             12.00        24,414     2005
                                                                         10.00             10.53            --     2004
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B               $10.42            $11.19           963     2010
                                                                          7.77             10.42         1,569     2009
                                                                         13.21              7.77         2,459     2008
                                                                         11.89             13.21         2,120     2007
                                                                         12.23             11.89         2,055     2006
                                                                         10.89             12.23         3,246     2005
                                                                         10.00             10.89            --     2004
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B               $ 7.68            $10.26            --     2010
                                                                          5.56              7.68            --     2009
                                                                         10.45              5.56            --     2008
                                                                          9.40             10.45            --     2007
                                                                         10.00              9.40            --     2006
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                              $10.94            $11.24        15,651     2010
                                                                         10.15             10.94        23,115     2009
                                                                         10.54             10.15        19,548     2008
                                                                          9.85             10.54         2,289     2007
                                                                          9.91              9.85         2,284     2006
                                                                         10.00              9.91         2,150     2005
-----------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                   $10.13            $11.15         3,382     2010
                                                                          7.91             10.13        15,321     2009
                                                                         12.83              7.91        17,702     2008
                                                                         12.92             12.83        14,823     2007
                                                                         10.86             12.92        13,972     2006
                                                                         10.82             10.86        14,661     2005
                                                                         10.00             10.82         1,423     2004
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares             $13.29            $14.27        38,956     2010
                                                                         11.24             13.29        41,333     2009
                                                                         14.31             11.24        36,888     2008
                                                                         12.53             14.31        19,740     2007
                                                                         11.01             12.53        14,226     2006
                                                                         10.00             11.01            --     2005
-----------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares          $ 9.24            $10.40            --     2010
                                                                     7.46              9.24            --     2009
                                                                    12.90              7.46            --     2008
                                                                    12.21             12.90            --     2007
                                                                    11.68             12.21            --     2006
                                                                    10.81             11.68            --     2005
                                                                    10.00             10.81            --     2004
------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares       $ 9.34            $11.72         4,279     2010
                                                                     7.46              9.34         6,468     2009
                                                                    12.76              7.46         8,257     2008
                                                                    13.20             12.76         6,994     2007
                                                                    12.02             13.20         6,305     2006
                                                                    11.16             12.02         5,636     2005
                                                                    10.00             11.16           541     2004
------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
------------------------------------------------------------------------------------------------------------------
 Columbia Marsico Growth Fund, Variable Series -- Class A          $10.32            $12.27        15,384     2010
                                                                     8.33             10.32        26,948     2009
                                                                    14.07              8.33        34,648     2008
                                                                    12.24             14.07        34,897     2007
                                                                    11.80             12.24        37,810     2006
                                                                    11.23             11.80        32,644     2005
                                                                    10.00             11.23        12,444     2004
------------------------------------------------------------------------------------------------------------------
 Columbia Marsico International Opportunities Fund,                $12.28            $13.65        39,247     2010
   Variable Series -- Class B                                        9.10             12.28        53,978     2009
                                                                    18.06              9.10        79,692     2008
                                                                    15.43             18.06        69,413     2007
                                                                    12.81             15.43        79,632     2006
                                                                    10.95             12.81        63,096     2005
                                                                    10.00             10.95        19,986     2004
------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                      $10.52            $11.22           477     2010
                                                                     7.45             10.52         5,559     2009
                                                                    10.46              7.45         6,162     2008
                                                                    10.52             10.46        14,391     2007
                                                                    10.20             10.52            --     2006
                                                                    10.04             10.20            --     2005
                                                                    10.00             10.04            --     2004
------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares              $12.53            $14.01         4,075     2010
                                                                     8.40             12.53         5,625     2009
                                                                    11.62              8.40         9,866     2008
                                                                    11.52             11.62        10,465     2007
                                                                    10.65             11.52        10,064     2006
                                                                    10.65             10.65         8,129     2005
                                                                    10.00             10.65         2,543     2004
------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                      $11.47            $13.21         7,446     2010
                                                                     9.08             11.47         5,114     2009
                                                                    15.99              9.08         5,219     2008
                                                                    13.55             15.99            --     2007
                                                                    12.09             13.55            --     2006
                                                                    11.15             12.09            --     2005
                                                                    10.00             11.15            --     2004
------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $10.81            $12.05         58,676    2010
                                                                          8.59             10.81         68,949    2009
                                                                         12.35              8.59         80,649    2008
                                                                         10.97             12.35         90,879    2007
                                                                         10.47             10.97        102,514    2006
                                                                         10.31             10.47        106,713    2005
                                                                         10.00             10.31         35,661    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $ 9.61            $11.07         36,988    2010
                                                                          7.10              9.61         41,180    2009
                                                                         11.03              7.10         40,137    2008
                                                                         10.38             11.03         16,914    2007
                                                                         10.00             10.38          6,629    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $11.75            $13.44         15,127    2010
                                                                          8.87             11.75          2,658    2009
                                                                         15.83              8.87          2,674    2008
                                                                         13.80             15.83         14,520    2007
                                                                         12.66             13.80         11,451    2006
                                                                         11.10             12.66             --    2005
                                                                         10.00             11.10             --    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $11.07            $12.77             --    2010
                                                                          8.34             11.07             --    2009
                                                                         14.53              8.34             --    2008
                                                                         13.92             14.53             --    2007
                                                                         12.51             13.92             --    2006
                                                                         10.60             12.51             --    2005
                                                                         10.00             10.60             --    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 9.33            $10.48         21,632    2010
                                                                          7.34              9.33         29,953    2009
                                                                         13.13              7.34         39,890    2008
                                                                         13.26             13.13         42,954    2007
                                                                         11.30             13.26         30,844    2006
                                                                         10.95             11.30         25,495    2005
                                                                         10.00             10.95          8,643    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 8.94            $10.83          6,895    2010
                                                                          7.14              8.94         10,576    2009
                                                                         13.86              7.14         14,588    2008
                                                                         11.19             13.86         11,383    2007
                                                                         10.74             11.19         14,467    2006
                                                                         10.40             10.74          9,895    2005
                                                                         10.00             10.40          3,892    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 9.43            $10.57             --    2010
                                                                          7.59              9.43             --    2009
                                                                         13.36              7.59             --    2008
                                                                         12.22             13.36             --    2007
                                                                         11.07             12.22             --    2006
                                                                         10.54             11.07             --    2005
                                                                         10.00             10.54             --    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $10.73            $11.28             --    2010
                                                                          9.50             10.73             --    2009
                                                                         10.06              9.50             --    2008
                                                                         10.00             10.06         15,036    2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $14.07            $17.69         11,747    2010
                                                                                   10.29             14.07         17,968    2009
                                                                                   17.43             10.29         27,428    2008
                                                                                   15.45             17.43         30,594    2007
                                                                                   14.05             15.45         27,827    2006
                                                                                   12.17             14.05         23,763    2005
                                                                                   10.00             12.17          9,678    2004
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 9.63            $11.89             --    2010
                                                                                    6.26              9.63             --    2009
                                                                                   13.15              6.26             --    2008
                                                                                   12.75             13.15             --    2007
                                                                                   11.24             12.75             --    2006
                                                                                   11.22             11.24             --    2005
                                                                                   10.00             11.22             --    2004
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.08            $12.21        231,103    2010
                                                                                    8.36             11.08        314,531    2009
                                                                                   12.15              8.36        413,024    2008
                                                                                   11.97             12.15        444,767    2007
                                                                                   10.35             11.97        351,193    2006
                                                                                   10.00             10.35        167,991    2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 7.90            $ 8.52             --    2010
                                                                                    6.20              7.90             --    2009
                                                                                    9.89              6.20             --    2008
                                                                                   10.00              9.89             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.33            $ 9.06         11,034    2010
                                                                                    6.76              8.33         17,460    2009
                                                                                   10.99              6.76         17,268    2008
                                                                                   10.86             10.99             --    2007
                                                                                   10.00             10.86         11,160    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.96            $ 8.36             --    2010
                                                                                    6.21              7.96             --    2009
                                                                                   11.01              6.21             --    2008
                                                                                   11.00             11.01             --    2007
                                                                                   10.00             11.00             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $11.02            $12.02             --    2010
                                                                                    8.98             11.02             --    2009
                                                                                   13.70              8.98             --    2008
                                                                                   12.72             13.70             --    2007
                                                                                   11.04             12.72             --    2006
                                                                                   10.84             11.04             --    2005
                                                                                   10.00             10.84             --    2004
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.44            $10.98          3,568    2010
                                                                                    9.89             10.44          9,066    2009
                                                                                   10.66              9.89          7,996    2008
                                                                                   10.40             10.66         10,679    2007
                                                                                   10.18             10.40         39,171    2006
                                                                                   10.21             10.18          9,669    2005
                                                                                   10.00             10.21            484    2004
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                 $12.27            $15.14           3,667   2010
                                                          8.87             12.27           7,176   2009
                                                         14.58              8.87           9,433   2008
                                                         13.24             14.58          13,394   2007
                                                         12.49             13.24           8,860   2006
                                                         11.43             12.49           8,686   2005
                                                         10.00             11.43           3,551   2004
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $10.28            $10.05          98,485   2010
                                                         10.48             10.28          98,331   2009
                                                         10.48             10.48         113,265   2008
                                                         10.21             10.48         139,031   2007
                                                          9.98             10.21         123,734   2006
                                                          9.93              9.98         101,093   2005
                                                         10.00              9.93          33,902   2004
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $ 9.70            $10.59              --   2010
                                                          7.15              9.70              --   2009
                                                         11.54              7.15              --   2008
                                                         11.21             11.54              --   2007
                                                         10.51             11.21              --   2006
                                                         10.61             10.51              --   2005
                                                         10.00             10.61              --   2004
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $13.40            $16.90           1,795   2010
                                                         10.09             13.40           2,168   2009
                                                         16.14             10.09           2,412   2008
                                                         19.38             16.14              --   2007
                                                         14.90             19.38              --   2006
                                                         13.63             14.90              --   2005
                                                         10.00             13.63              --   2004
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $ 9.76            $10.97              --   2010
                                                          7.90              9.76              --   2009
                                                         12.91              7.90              --   2008
                                                         12.56             12.91           8,650   2007
                                                         11.13             12.56              --   2006
                                                         10.89             11.13              --   2005
                                                         10.00             10.89              --   2004
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $10.25            $12.78           6,792   2010
                                                          8.01             10.25          10,542   2009
                                                         13.12              8.01          15,266   2008
                                                         13.10             13.12          12,557   2007
                                                         11.83             13.10          12,383   2006
                                                         11.04             11.83          10,713   2005
                                                         10.00             11.04           3,046   2004
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   $10.70            $11.47       1,140,029   2010
                                                          9.06             10.70       1,418,433   2009
                                                         13.10              9.06       1,767,733   2008
                                                         11.99             13.10       1,976,534   2007
                                                         10.78             11.99       2,155,407   2006
                                                         10.63             10.78       2,179,708   2005
                                                         10.00             10.63         494,966   2004
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                   $ 9.39            $10.04         229,649   2010
                                                          7.96              9.39         307,282   2009
                                                         11.53              7.96         547,935   2008
                                                         10.57             11.53         513,542   2007
                                                         10.00             10.57         445,829   2006
-------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1 Shares                                $10.32            $11.13             --    2010
                                                                     8.02             10.32             --    2009
                                                                    12.82              8.02             --    2008
                                                                    12.14             12.82             --    2007
                                                                    10.69             12.14             --    2006
                                                                    10.66             10.69             --    2005
                                                                    10.00             10.66             --    2004
------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 Genworth Calamos Growth Fund -- Service Shares                    $ 9.43            $11.54          3,267    2010
                                                                     6.42              9.43             --    2009
                                                                    10.00              6.42             --    2008
------------------------------------------------------------------------------------------------------------------
 Genworth Davis NY Venture Fund -- Service Shares                  $ 8.96            $ 9.75             --    2010
                                                                     7.00              8.96             --    2009
                                                                    10.00              7.00             --    2008
------------------------------------------------------------------------------------------------------------------
 Genworth Eaton Vance Large Cap Value Fund -- Service Shares       $ 8.61            $ 9.19         10,656    2010
                                                                     7.58              8.61         16,819    2009
                                                                    10.00              7.58         15,549    2008
------------------------------------------------------------------------------------------------------------------
 Genworth Enhanced International Index Fund -- Service
   Shares                                                          $10.00            $10.87            747    2010
------------------------------------------------------------------------------------------------------------------
 Genworth Goldman Sachs Enhanced Core Bond Index Fund --           $11.21            $11.53         28,154    2010
   Service Shares                                                   10.56             11.21         12,894    2009
                                                                    10.00             10.56         10,886    2008
------------------------------------------------------------------------------------------------------------------
 Genworth Legg Mason ClearBridge Aggressive Growth Fund --         $ 9.73            $11.78          8,322    2010
   Service Shares                                                    7.45              9.73         18,037    2009
                                                                    10.00              7.45         19,003    2008
------------------------------------------------------------------------------------------------------------------
 Genworth PIMCO StocksPLUS Fund -- Service Shares                  $10.29            $11.83         33,060    2010
                                                                     7.22             10.29         22,561    2009
                                                                    10.00              7.22         26,066    2008
------------------------------------------------------------------------------------------------------------------
 Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service            $ 8.48            $10.27          9,509    2010
   Shares                                                            6.56              8.48          6,848    2009
                                                                    10.00              6.56          7,283    2008
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Mid Cap Value Fund                                  $10.42            $12.73          8,889    2010
                                                                     8.00             10.42         13,970    2009
                                                                    12.99              8.00         18,101    2008
                                                                    12.87             12.99         15,757    2007
                                                                    11.33             12.87         15,512    2006
                                                                    10.00             11.33         12,067    2005
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                              $13.27            $14.03         97,869    2010
                                                                    10.81             13.27        135,841    2009
                                                                    13.16             10.81        102,401    2008
                                                                    12.20             13.16        102,420    2007
                                                                    11.30             12.20        106,317    2006
                                                                    10.73             11.30         64,038    2005
                                                                    10.00             10.73         61,409    2004
------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                 $13.81            $14.38          4,702    2010
                                                                     9.67             13.81         12,691    2009
                                                                    17.76              9.67         14,548    2008
                                                                    13.29             17.76         10,593    2007
                                                                    12.45             13.29         11,305    2006
                                                                    11.31             12.45             --    2005
                                                                    10.00             11.31             --    2004
------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio -- Service Shares                              $21.47            $26.25            --     2010
                                                                    12.26             21.47            --     2009
                                                                    26.24             12.26            --     2008
                                                                    20.96             26.24            --     2007
                                                                    14.62             20.96            --     2006
                                                                    11.33             14.62            --     2005
                                                                    10.00             11.33         7,684     2004
------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth                 $ 9.18            $11.19        13,901     2010
   Portfolio -- Class II                                             6.99              9.18        19,557     2009
                                                                    12.03              6.99        31,546     2008
                                                                    12.26             12.03        26,595     2007
                                                                    11.32             12.26        24,819     2006
                                                                    10.55             11.32        22,733     2005
                                                                    10.00             10.55         6,108     2004
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder             $ 7.59            $ 8.32         3,281     2010
   Portfolio -- Class II                                             6.33              7.59         3,310     2009
                                                                     9.95              6.33         3,297     2008
                                                                    10.00              9.95         4,885     2007
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value         $ 7.42            $ 8.46         9,285     2010
   Portfolio -- Class I                                              5.86              7.42        11,243     2009
                                                                     9.45              5.86        18,712     2008
                                                                    10.00              9.45        16,241     2007
------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class             $10.54            $11.56            --     2010
   Shares                                                            7.75             10.54         1,120     2009
                                                                    12.57              7.75         1,206     2008
                                                                    11.58             12.57         1,061     2007
                                                                    11.04             11.58         1,093     2006
                                                                    10.83             11.04            --     2005
                                                                    10.00             10.83            --     2004
------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Trust Series -- Service Class Shares             $11.13            $12.07            --     2010
                                                                     8.99             11.13            --     2009
                                                                    13.78              8.99            --     2008
                                                                    12.80             13.78            --     2007
                                                                    11.62             12.80            --     2006
                                                                    11.10             11.62            --     2005
                                                                    10.00             11.10            --     2004
------------------------------------------------------------------------------------------------------------------
 MFS(R) New Discovery Series -- Service Class Shares               $11.32            $15.05         1,722     2010
                                                                     7.10             11.32         7,203     2009
                                                                    12.01              7.10         9,799     2008
                                                                    12.01             12.01        10,622     2007
                                                                    10.87             12.01        10,078     2006
                                                                    10.59             10.87        10,454     2005
                                                                    10.00             10.59         3,402     2004
------------------------------------------------------------------------------------------------------------------
 MFS(R) Total Return Series -- Service Class Shares                $ 9.98            $10.70        39,935     2010
                                                                     8.66              9.98        47,028     2009
                                                                    11.40              8.66        50,022     2008
                                                                    11.22             11.40        58,131     2007
                                                                    10.28             11.22        62,526     2006
                                                                    10.00             10.28        26,516     2005
------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                       $17.87            $19.84             --    2010
                                                                         13.75             17.87             --    2009
                                                                         22.61             13.75             --    2008
                                                                         18.13             22.61             --    2007
                                                                         14.15             18.13             --    2006
                                                                         12.41             14.15             --    2005
                                                                         10.00             12.41             --    2004
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                        $ 7.95            $ 8.76         54,295    2010
                                                                          6.68              7.95         74,367    2009
                                                                         12.12              6.68         79,522    2008
                                                                         11.98             12.12        108,605    2007
                                                                         11.05             11.98        111,282    2006
                                                                         10.89             11.05        108,541    2005
                                                                         10.00             10.89         54,629    2004
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares            $ 9.60            $10.25             --    2010
                                                                          6.81              9.60             --    2009
                                                                         12.82              6.81             --    2008
                                                                         11.51             12.82             --    2007
                                                                         10.93             11.51             --    2006
                                                                         10.66             10.93             --    2005
                                                                         10.00             10.66             --    2004
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares               $12.22            $13.82          7,043    2010
                                                                          8.96             12.22          7,128    2009
                                                                         15.36              8.96          7,896    2008
                                                                         14.81             15.36             --    2007
                                                                         12.90             14.81             --    2006
                                                                         11.56             12.90             --    2005
                                                                         10.00             11.56             --    2004
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                     $ 9.57            $10.84         35,990    2010
                                                                          7.64              9.57         21,169    2009
                                                                         12.74              7.64         21,726    2008
                                                                         12.51             12.74             --    2007
                                                                         11.14             12.51         21,747    2006
                                                                         10.77             11.14             --    2005
                                                                         10.00             10.77             --    2004
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares           $11.07            $13.32         22,532    2010
                                                                          8.27             11.07         14,054    2009
                                                                         13.64              8.27         20,322    2008
                                                                         14.14             13.64         23,499    2007
                                                                         12.61             14.14         14,624    2006
                                                                         11.75             12.61         11,095    2005
                                                                         10.00             11.75          3,172    2004
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares         $ 8.23            $10.24             --    2010
                                                                          6.36              8.23             --    2009
                                                                         12.81              6.36             --    2008
                                                                         12.35             12.81             --    2007
                                                                         12.30             12.35             --    2006
                                                                         11.23             12.30             --    2005
                                                                         10.00             11.23             --    2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.95            $12.10             --    2010
                                                                               9.22             10.95             --    2009
                                                                              11.21              9.22             --    2008
                                                                              10.60             11.21             --    2007
                                                                              10.36             10.60             --    2006
                                                                              10.00             10.36             --    2005
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $12.17            $13.62         15,799    2010
                                                                               8.87             12.17         18,746    2009
                                                                              11.86              8.87         25,529    2008
                                                                              11.71             11.86         23,452    2007
                                                                              10.98             11.71         33,062    2006
                                                                              10.78             10.98         20,911    2005
                                                                              10.00             10.78          5,829    2004
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.41            $13.54          2,526    2010
                                                                              13.27             12.41          7,449    2009
                                                                              11.57             13.27         15,576    2008
                                                                              10.78             11.57         17,153    2007
                                                                              10.89             10.78         14,878    2006
                                                                              10.63             10.89          2,977    2005
                                                                              10.00             10.63             --    2004
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.45            $11.79         63,389    2010
                                                                              10.33             11.45         85,792    2009
                                                                              10.61             10.33         81,851    2008
                                                                              10.11             10.61        151,036    2007
                                                                               9.94             10.11         67,694    2006
                                                                              10.00              9.94         52,335    2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.73            $13.46         74,047    2010
                                                                              11.42             12.73         90,310    2009
                                                                              11.14             11.42         95,423    2008
                                                                              10.47             11.14        159,283    2007
                                                                              10.31             10.47        202,381    2006
                                                                              10.29             10.31        124,885    2005
                                                                              10.00             10.29         49,716    2004
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $11.26            $13.05             --    2010
                                                                               7.58             11.26             --    2009
                                                                              13.34              7.58             --    2008
                                                                              11.58             13.34             --    2007
                                                                              11.19             11.58             --    2006
                                                                              11.31             11.19             --    2005
                                                                              10.00             11.31             --    2004
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $11.18            $12.19          4,174    2010
                                                                               8.02             11.18          4,443    2009
                                                                              13.13              8.02          5,134    2008
                                                                              12.04             13.13          4,556    2007
                                                                              12.14             12.04          4,601    2006
                                                                              10.89             12.14          3,516    2005
                                                                              10.00             10.89          2,403    2004
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $14.63            $15.37            --     2010
                                                                  9.51             14.63            --     2009
                                                                 16.04              9.51            --     2008
                                                                 14.90             16.04         9,282     2007
                                                                 13.41             14.90        18,201     2006
                                                                 11.30             13.41            --     2005
                                                                 10.00             11.30            --     2004
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $20.08            $25.04           109     2010
                                                                 11.64             20.08         1,460     2009
                                                                 25.42             11.64         2,082     2008
                                                                 17.60             25.42         1,506     2007
                                                                 14.78             17.60            --     2006
                                                                 10.00             14.78            --     2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $10.00            $12.56            --     2010
---------------------------------------------------------------------------------------------------------------

                      GUARANTEED INCOME ADVANTAGE ELECTED

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications.




                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 8.04            $ 8.41            --     2010
                                                                               5.57              8.04            --     2009
                                                                              11.84              5.57            --     2008
                                                                              11.94             11.84            --     2007
                                                                              10.81             11.94            --     2006
                                                                              10.00             10.81            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 8.72            $ 9.85            --     2010
                                                                               7.37              8.72            --     2009
                                                                              13.10              7.37            --     2008
                                                                              11.96             13.10            --     2007
                                                                              11.50             11.96            --     2006
                                                                              10.00             11.50            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.75            $10.44         1,347     2010
                                                                               7.77              9.75         1,432     2009
                                                                              11.37              7.77         1,560     2008
                                                                              10.75             11.37         1,728     2007
                                                                              10.00             10.75         2,392     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $12.75            $14.04           917     2010
                                                                               9.66             12.75           934     2009
                                                                              16.62              9.66           949     2008
                                                                              14.85             16.62           965     2007
                                                                              11.87             14.85            --     2006
                                                                              10.00             11.87            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $10.48            $12.25         2,997     2010
                                                                               6.47             10.48         3,211     2009
                                                                              12.99              6.47         3,470     2008
                                                                              11.39             12.99         3,690     2007
                                                                              11.35             11.39         3,882     2006
                                                                              10.00             11.35         2,250     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 8.97            $10.15         3,231     2010
                                                                               7.14              8.97         3,262     2009
                                                                              11.38              7.14         3,275     2008
                                                                              11.92             11.38         2,395     2007
                                                                              10.50             11.92           175     2006
                                                                              10.00             10.50            63     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.79            $ 9.63            --     2010
                                                                               7.34              8.79            --     2009
                                                                               9.71              7.34            --     2008
                                                                              10.00              9.71            --     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.45            $ 9.11            --     2010
                                                                               6.94              8.45            --     2009
                                                                              10.17              6.94            --     2008
                                                                              10.00             10.17            --     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B         $11.13            $12.91            --     2010
                                                                          7.43             11.13            --     2009
                                                                         14.47              7.43            --     2008
                                                                         12.34             14.47            --     2007
                                                                         11.64             12.34            --     2006
                                                                         10.00             11.64            --     2005
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B              $ 8.49            $ 9.37            --     2010
                                                                          7.21              8.49            --     2009
                                                                         12.44              7.21            --     2008
                                                                         12.13             12.44            --     2007
                                                                         10.60             12.13            --     2006
                                                                         10.00             10.60            --     2005
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B            $ 9.69            $ 9.88        12,335     2010
                                                                          7.37              9.69        12,373     2009
                                                                         16.14              7.37        13,106     2008
                                                                         15.63             16.14        12,128     2007
                                                                         11.83             15.63         3,922     2006
                                                                         10.00             11.83         4,121     2005
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B               $10.47            $11.25            --     2010
                                                                          7.81             10.47            --     2009
                                                                         13.27              7.81            --     2008
                                                                         11.95             13.27            --     2007
                                                                         12.29             11.95            --     2006
                                                                         10.00             12.29            --     2005
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B               $ 7.68            $10.26            --     2010
                                                                          5.56              7.68            --     2009
                                                                         10.45              5.56            --     2008
                                                                          9.40             10.45            --     2007
                                                                         10.00              9.40            --     2006
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                              $10.94            $11.24            --     2010
                                                                         10.15             10.94            --     2009
                                                                         10.54             10.15            --     2008
                                                                          9.85             10.54            --     2007
                                                                          9.91              9.85            --     2006
                                                                         10.00              9.91            --     2005
-----------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                   $ 9.99            $11.00         8,906     2010
                                                                          7.81              9.99         8,951     2009
                                                                         12.66              7.81         9,007     2008
                                                                         12.75             12.66         9,075     2007
                                                                         10.72             12.75           913     2006
                                                                         10.00             10.72            44     2005
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares             $13.29            $14.27        24,595     2010
                                                                         11.24             13.29        31,115     2009
                                                                         14.31             11.24        17,150     2008
                                                                         12.53             14.31        15,741     2007
                                                                         11.01             12.53        12,868     2006
                                                                         10.00             11.01            50     2005
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares              $ 9.15            $10.30            --     2010
                                                                          7.39              9.15            --     2009
                                                                         12.78              7.39            --     2008
                                                                         12.09             12.78            --     2007
                                                                         11.57             12.09            --     2006
                                                                         10.00             11.57            --     2005
-----------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares       $ 9.24            $11.59            29     2010
                                                                     7.38              9.24           133     2009
                                                                    12.62              7.38           301     2008
                                                                    13.05             12.62           428     2007
                                                                    11.88             13.05           529     2006
                                                                    10.00             11.88            --     2005
------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
------------------------------------------------------------------------------------------------------------------
 Columbia Marsico Growth Fund, Variable Series -- Class A          $ 9.79            $11.63         9,523     2010
                                                                     7.90              9.79         7,616     2009
                                                                    13.34              7.90         8,547     2008
                                                                    11.61             13.34         9,356     2007
                                                                    11.19             11.61         9,690     2006
                                                                    10.00             11.19         9,665     2005
------------------------------------------------------------------------------------------------------------------
 Columbia Marsico International Opportunities Fund,                $11.97            $13.32         4,061     2010
   Variable Series -- Class B                                        8.87             11.97         4,446     2009
                                                                    17.62              8.87         4,892     2008
                                                                    15.05             17.62         5,047     2007
                                                                    12.49             15.05         5,423     2006
                                                                    10.00             12.49         5,755     2005
------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                      $10.43            $11.13           129     2010
                                                                     7.39             10.43           174     2009
                                                                    10.37              7.39           203     2008
                                                                    10.44             10.37           268     2007
                                                                    10.12             10.44           295     2006
                                                                    10.00             10.12           189     2005
------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares              $12.21            $13.65         5,490     2010
                                                                     8.18             12.21         5,490     2009
                                                                    11.32              8.18         5,490     2008
                                                                    11.22             11.32         5,490     2007
                                                                    10.38             11.22         1,832     2006
                                                                    10.00             10.38            --     2005
------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                      $11.27            $12.98            --     2010
                                                                     8.93             11.27            --     2009
                                                                    15.71              8.93            --     2008
                                                                    13.32             15.71            --     2007
                                                                    11.88             13.32            --     2006
                                                                    10.00             11.88            --     2005
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
------------------------------------------------------------------------------------------------------------------
 VIP Asset Manager/SM/ Portfolio -- Service Class 2                $10.90            $12.15            --     2010
                                                                     8.66             10.90            --     2009
                                                                    12.45              8.66            --     2008
                                                                    11.05             12.45            --     2007
                                                                    10.55             11.05            --     2006
                                                                    10.00             10.55            --     2005
------------------------------------------------------------------------------------------------------------------
 VIP Balanced Portfolio -- Service Class 2                         $ 9.61            $11.07            --     2010
                                                                     7.10              9.61            --     2009
                                                                    11.03              7.10            --     2008
                                                                    10.38             11.03            --     2007
                                                                    10.00             10.38            --     2006
------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $10.99            $12.57        16,484     2010
                                                                          8.30             10.99        17,939     2009
                                                                         14.81              8.30        18,796     2008
                                                                         12.91             14.81        19,524     2007
                                                                         11.84             12.91        10,897     2006
                                                                         10.00             11.84         1,904     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $11.28            $13.02            --     2010
                                                                          8.50             11.28            --     2009
                                                                         14.81              8.50            --     2008
                                                                         14.19             14.81            --     2007
                                                                         12.75             14.19            --     2006
                                                                         10.00             12.75            --     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 8.97            $10.08         3,791     2010
                                                                          7.06              8.97         3,919     2009
                                                                         12.63              7.06         4,417     2008
                                                                         12.75             12.63         3,139     2007
                                                                         10.87             12.75         6,408     2006
                                                                         10.00             10.87         2,782     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 9.26            $11.22            --     2010
                                                                          7.40              9.26            82     2009
                                                                         14.36              7.40           121     2008
                                                                         11.60             14.36           110     2007
                                                                         11.13             11.60           142     2006
                                                                         10.00             11.13           153     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 9.41            $10.55         2,549     2010
                                                                          7.58              9.41           532     2009
                                                                         13.34              7.58           540     2008
                                                                         12.19             13.34           117     2007
                                                                         11.05             12.19           136     2006
                                                                         10.00             11.05           154     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $10.73            $11.28            --     2010
                                                                          9.50             10.73         9,779     2009
                                                                         10.06              9.50         9,799     2008
                                                                         10.00             10.06            --     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $12.07            $15.18         1,763     2010
                                                                          8.83             12.07         1,373     2009
                                                                         14.96              8.83         1,480     2008
                                                                         13.26             14.96         1,599     2007
                                                                         12.06             13.26         1,625     2006
                                                                         10.00             12.06           957     2005
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $ 9.97            $12.32            99     2010
                                                                          6.49              9.97            17     2009
                                                                         13.61              6.49            47     2008
                                                                         13.20             13.61            38     2007
                                                                         11.64             13.20            44     2006
                                                                         10.00             11.64            55     2005
-----------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                     $11.08            $12.21         5,787     2010
                                                                          8.36             11.08         8,133     2009
                                                                         12.15              8.36         9,142     2008
                                                                         11.97             12.15        19,813     2007
                                                                         10.35             11.97        13,180     2006
                                                                         10.00             10.35            --     2005
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 7.90            $ 8.52         1,422     2010
                                                                                    6.20              7.90         1,504     2009
                                                                                    9.89              6.20         1,602     2008
                                                                                   10.00              9.89            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.33            $ 9.06         2,358     2010
                                                                                    6.76              8.33         3,472     2009
                                                                                   10.99              6.76         3,474     2008
                                                                                   10.86             10.99         1,380     2007
                                                                                   10.00             10.86         1,380     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.96            $ 8.36         2,383     2010
                                                                                    6.21              7.96         2,385     2009
                                                                                   11.01              6.21         2,387     2008
                                                                                   11.00             11.01         1,381     2007
                                                                                   10.00             11.00         1,381     2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $10.51            $11.47            --     2010
                                                                                    8.57             10.51            --     2009
                                                                                   13.07              8.57            --     2008
                                                                                   12.14             13.07            --     2007
                                                                                   10.53             12.14            --     2006
                                                                                   10.00             10.53            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.26            $10.79                   2010
                                                                                    9.72             10.26           131     2009
                                                                                   10.48              9.72           145     2008
                                                                                   10.22             10.48           160     2007
                                                                                   10.01             10.22           174     2006
                                                                                   10.00             10.01        186 64     2005
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $11.34            $13.99            46     2010
                                                                                    8.20             11.34            55     2009
                                                                                   13.48              8.20            59     2008
                                                                                   12.24             13.48            70     2007
                                                                                   11.54             12.24            --     2006
                                                                                   10.00             11.54            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.36            $10.13        17,691     2010
                                                                                   10.56             10.36            --     2009
                                                                                   10.56             10.56            --     2008
                                                                                   10.29             10.56            --     2007
                                                                                   10.06             10.29        21,809     2006
                                                                                   10.00             10.06            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $ 9.86            $10.76            --     2010
                                                                                    7.27              9.86            --     2009
                                                                                   11.73              7.27            --     2008
                                                                                   11.39             11.73            --     2007
                                                                                   10.68             11.39            --     2006
                                                                                   10.00             10.68            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $10.14            $12.78         1,777     2010
                                                                                    7.63             10.14         2,061     2009
                                                                                   12.20              7.63         2,415     2008
                                                                                   14.66             12.20         2,726     2007
                                                                                   11.27             14.66         2,954     2006
                                                                                   10.00             11.27         2,450     2005
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index Fund                                             $ 9.42            $10.58             941   2010
                                                                     7.63              9.42           1,000   2009
                                                                    12.46              7.63           1,054   2008
                                                                    12.12             12.46           1,126   2007
                                                                    10.74             12.12           1,018   2006
                                                                    10.00             10.74              --   2005
------------------------------------------------------------------------------------------------------------------
 Small-Cap Equity Fund -- Class 1 Shares                           $ 9.77            $12.19           1,624   2010
                                                                     7.64              9.77           1,746   2009
                                                                    12.51              7.64           1,891   2008
                                                                    12.50             12.51           2,038   2007
                                                                    11.28             12.50           2,157   2006
                                                                    10.00             11.28           2,243   2005
------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 1 Shares                               $10.51            $11.27       1,135,955   2010
                                                                     8.89             10.51       1,408,012   2009
                                                                    12.86              8.89       1,469,505   2008
                                                                    11.78             12.86       1,448,186   2007
                                                                    10.58             11.78       1,433,670   2006
                                                                    10.00             10.58       1,020,237   2005
------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 3 Shares                               $ 9.39            $10.04       2,481,828   2010
                                                                     7.96              9.39       2,450,805   2009
                                                                    11.53              7.96       2,128,163   2008
                                                                    10.57             11.53       1,590,260   2007
                                                                    10.00             10.57         711,595   2006
------------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1 Shares                                $10.14            $10.94              --   2010
                                                                     7.88             10.14              --   2009
                                                                    12.60              7.88              --   2008
                                                                    11.93             12.60              --   2007
                                                                    10.50             11.93              --   2006
                                                                    10.00             10.50              --   2005
------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 Genworth Calamos Growth Fund -- Service Shares                    $ 9.43            $11.54              --   2010
                                                                     6.42              9.43              --   2009
                                                                    10.00              6.42              --   2008
------------------------------------------------------------------------------------------------------------------
 Genworth Davis NY Venture Fund -- Service Shares                  $ 8.96            $ 9.75              --   2010
                                                                     7.00              8.96              --   2009
                                                                    10.00              7.00              --   2008
------------------------------------------------------------------------------------------------------------------
 Genworth Eaton Vance Large Cap Value Fund -- Service Shares       $ 8.61            $ 9.19              --   2010
                                                                     7.58              8.61              --   2009
                                                                    10.00              7.58              --   2008
------------------------------------------------------------------------------------------------------------------
 Genworth Enhanced International Index Fund -- Service
   Shares                                                          $10.00            $10.87           2,529   2010
------------------------------------------------------------------------------------------------------------------
 Genworth Goldman Sachs Enhanced Core Bond Index Fund --           $11.21            $11.53              --   2010
   Service Shares                                                   10.56             11.21              --   2009
                                                                    10.00             10.56              --   2008
------------------------------------------------------------------------------------------------------------------
 Genworth Legg Mason ClearBridge Aggressive Growth Fund --         $ 9.73            $11.78              --   2010
   Service Shares                                                    7.45              9.73              --   2009
                                                                    10.00              7.45              --   2008
------------------------------------------------------------------------------------------------------------------
 Genworth PIMCO StocksPLUS Fund -- Service Shares                  $10.29            $11.83              --   2010
                                                                     7.22             10.29              --   2009
                                                                    10.00              7.22              --   2008
------------------------------------------------------------------------------------------------------------------
 Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service            $ 8.48            $10.27              --   2010
   Shares                                                            6.56              8.48              --   2009
                                                                    10.00              6.56              --   2008
------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Mid Cap Value Fund                                  $10.42            $12.73            --     2010
                                                                     8.00             10.42            72     2009
                                                                    12.99              8.00            85     2008
                                                                    12.87             12.99           120     2007
                                                                    11.33             12.87           129     2006
                                                                    10.00             11.33           151     2005
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                              $12.81            $13.54           732     2010
                                                                    10.43             12.81           732     2009
                                                                    12.70             10.43           732     2008
                                                                    11.78             12.70         2,386     2007
                                                                    10.90             11.78         2,383     2006
                                                                    10.00             10.90         2,364     2005
------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                 $12.74            $13.26           212     2010
                                                                     8.92             12.74           803     2009
                                                                    16.38              8.92           813     2008
                                                                    12.26             16.38           163     2007
                                                                    11.48             12.26            --     2006
                                                                    10.00             11.48            --     2005
------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth                 $ 9.46            $11.54         1,778     2010
   Portfolio -- Class II                                             7.21              9.46         1,886     2009
                                                                    12.40              7.21         2,016     2008
                                                                    12.64             12.40           784     2007
                                                                    11.67             12.64           823     2006
                                                                    10.00             11.67            --     2005
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder             $ 7.59            $ 8.32            --     2010
   Portfolio -- Class II                                             6.33              7.59            --     2009
                                                                     9.95              6.33            --     2008
                                                                    10.00              9.95            --     2007
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value         $ 7.42            $ 8.46         1,250     2010
   Portfolio -- Class I                                              5.86              7.42         1,435     2009
                                                                     9.45              5.86         1,583     2008
                                                                    10.00              9.45         1,580     2007
------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class             $10.48            $11.49            --     2010
   Shares                                                            7.70             10.48            --     2009
                                                                    12.50              7.70            --     2008
                                                                    11.51             12.50            --     2007
                                                                    10.97             11.51            46     2006
                                                                    10.00             10.97            49     2005
------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Trust Series -- Service Class Shares             $10.53            $11.41            --     2010
                                                                     8.50             10.53            --     2009
                                                                    13.03              8.50            --     2008
                                                                    12.11             13.03            --     2007
                                                                    10.99             12.11            --     2006
                                                                    10.00             10.99            --     2005
------------------------------------------------------------------------------------------------------------------
 MFS(R) New Discovery Series -- Service Class Shares               $12.48            $16.60            --     2010
                                                                     7.84             12.48            --     2009
                                                                    13.25              7.84            --     2008
                                                                    13.25             13.25            --     2007
                                                                    11.99             13.25            --     2006
                                                                    10.00             11.99            --     2005
------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                    $ 9.98            $10.70         2,240     2010
                                                                          8.66              9.98         2,244     2009
                                                                         11.40              8.66         2,247     2008
                                                                         11.22             11.40           490     2007
                                                                         10.28             11.22           490     2006
                                                                         10.00             10.28           490     2005
-----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                       $14.43            $16.02         2,035     2010
                                                                         11.11             14.43         1,252     2009
                                                                         18.26             11.11         1,306     2008
                                                                         14.64             18.26           787     2007
                                                                         11.43             14.64           826     2006
                                                                         10.00             11.43            --     2005
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                        $ 7.50            $ 8.26         1,929     2010
                                                                          6.31              7.50         2,340     2009
                                                                         11.44              6.31         2,828     2008
                                                                         11.30             11.44         3,244     2007
                                                                         10.42             11.30         3,584     2006
                                                                         10.00             10.42            --     2005
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares            $ 9.52            $10.17            --     2010
                                                                          6.76              9.52            --     2009
                                                                         12.71              6.76            --     2008
                                                                         11.42             12.71            --     2007
                                                                         10.84             11.42            --     2006
                                                                         10.00             10.84            --     2005
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares               $11.29            $12.78           831     2010
                                                                          8.28             11.29         1,873     2009
                                                                         14.20              8.28         2,100     2008
                                                                         13.69             14.20         1,655     2007
                                                                         11.92             13.69         1,805     2006
                                                                         10.00             11.92            41     2005
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                     $ 9.33            $10.57         2,449     2010
                                                                          7.45              9.33         2,576     2009
                                                                         12.42              7.45         2,728     2008
                                                                         12.19             12.42         2,858     2007
                                                                         10.86             12.19         7,357     2006
                                                                         10.00             10.86         2,300     2005
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares           $10.34            $12.45         1,714     2010
                                                                          7.73             10.34         1,113     2009
                                                                         12.75              7.73         1,410     2008
                                                                         13.22             12.75         1,703     2007
                                                                         11.79             13.22         1,631     2006
                                                                         10.00             11.79         1,047     2005
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares         $ 7.80            $ 9.70            --     2010
                                                                          6.03              7.80            --     2009
                                                                         12.14              6.03            --     2008
                                                                         11.71             12.14            --     2007
                                                                         11.65             11.71            --     2006
                                                                         10.00             11.65            --     2005
-----------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.95            $12.10           128     2010
                                                                               9.22             10.95           129     2009
                                                                              11.21              9.22           130     2008
                                                                              10.60             11.21           131     2007
                                                                              10.36             10.60           180     2006
                                                                              10.00             10.36            51     2005
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $11.60            $12.99           909     2010
                                                                               8.46             11.60            --     2009
                                                                              11.30              8.46            --     2008
                                                                              11.17             11.30            52     2007
                                                                              10.47             11.17            70     2006
                                                                              10.00             10.47            88     2005
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $11.40            $12.44            --     2010
                                                                              12.19             11.40         1,045     2009
                                                                              10.63             12.19         1,045     2008
                                                                               9.90             10.63            --     2007
                                                                              10.01              9.90            --     2006
                                                                              10.00             10.01            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.45            $11.79           127     2010
                                                                              10.33             11.45            --     2009
                                                                              10.61             10.33            --     2008
                                                                              10.11             10.61            --     2007
                                                                               9.94             10.11            --     2006
                                                                              10.00              9.94            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.32            $13.03        18,237     2010
                                                                              11.05             12.32        18,785     2009
                                                                              10.78             11.05        13,215     2008
                                                                              10.14             10.78        10,050     2007
                                                                               9.98             10.14         9,812     2006
                                                                              10.00              9.98         6,979     2005
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $11.46            $13.28            --     2010
                                                                               7.71             11.46            --     2009
                                                                              13.57              7.71         1,787     2008
                                                                              11.78             13.57         1,787     2007
                                                                              11.39             11.78            --     2006
                                                                              10.00             11.39            --     2005
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $11.07            $12.06            --     2010
                                                                               7.94             11.07            --     2009
                                                                              13.00              7.94            --     2008
                                                                              11.91             13.00            --     2007
                                                                              12.02             11.91            --     2006
                                                                              10.00             12.02            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $13.38            $14.05            90     2010
                                                                               8.69             13.38           259     2009
                                                                              14.67              8.69           298     2008
                                                                              13.62             14.67           335     2007
                                                                              12.26             13.62           224     2006
                                                                              10.00             12.26            --     2005
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $20.08            $25.04         2,001     2010
                                                                 11.64             20.08         2,048     2009
                                                                 25.42             11.64         2,113     2008
                                                                 17.60             25.42         1,533     2007
                                                                 14.78             17.60         1,738     2006
                                                                 10.00             14.78            --     2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $10.00            $12.56            --     2010
---------------------------------------------------------------------------------------------------------------

                         LIFETIME INCOME PLUS ELECTED




                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 7.78            $ 8.13         15,013    2010
                                                                               5.39              7.78         18,882    2009
                                                                              11.47              5.39         27,386    2008
                                                                              11.58             11.47         19,955    2007
                                                                              10.50             11.58         23,005    2006
                                                                              10.00             10.50         13,948    2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 8.01            $ 9.03             --    2010
                                                                               6.77              8.01             --    2009
                                                                              12.05              6.77             --    2008
                                                                              11.01             12.05             --    2007
                                                                              10.60             11.01             --    2006
                                                                              10.00             10.60             --    2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.71            $10.39            482    2010
                                                                               7.75              9.71            935    2009
                                                                              11.35              7.75            964    2008
                                                                              10.75             11.35          1,467    2007
                                                                              10.00             10.75          1,710    2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $11.46            $12.61        112,015    2010
                                                                               8.70             11.46        181,736    2009
                                                                              14.97              8.70        215,885    2008
                                                                              13.39             14.97        330,561    2007
                                                                              10.72             13.39        238,851    2006
                                                                              10.00             10.72          7,644    2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $ 9.68            $11.31             --    2010
                                                                               5.98              9.68             --    2009
                                                                              12.03              5.98             --    2008
                                                                              10.56             12.03             --    2007
                                                                              10.53             10.56             --    2006
                                                                              10.00             10.53             --    2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 8.97            $10.13         49,157    2010
                                                                               7.15              8.97         80,370    2009
                                                                              11.39              7.15         84,003    2008
                                                                              11.94             11.39        399,298    2007
                                                                              10.53             11.94        153,315    2006
                                                                              10.00             10.53         15,190    2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.77            $ 9.60         57,811    2010
                                                                               7.33              8.77         41,813    2009
                                                                               9.70              7.33         34,399    2008
                                                                              10.00              9.70         55,188    2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.43            $ 9.08         28,254    2010
                                                                               6.93              8.43         36,603    2009
                                                                              10.16              6.93         36,361    2008
                                                                              10.00             10.16         39,122    2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $10.13            $11.73             --    2010
                                                                               6.77             10.13             --    2009
                                                                              13.19              6.77             --    2008
                                                                              11.26             13.19             --    2007
                                                                              10.63             11.26             --    2006
                                                                              10.00             10.63             --    2005
----------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B            $ 8.37            $ 9.22          20,882   2010
                                                                        7.12              8.37          32,379   2009
                                                                       12.28              7.12          34,402   2008
                                                                       11.99             12.28          30,210   2007
                                                                       10.49             11.99          32,799   2006
                                                                       10.00             10.49           4,148   2005
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B          $ 8.69            $ 8.85         320,160   2010
                                                                        6.62              8.69         337,941   2009
                                                                       14.50              6.62         397,249   2008
                                                                       14.06             14.50         770,041   2007
                                                                       10.65             14.06         500,048   2006
                                                                       10.00             10.65          13,657   2005
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B             $ 9.27            $ 9.95          13,490   2010
                                                                        6.92              9.27          16,061   2009
                                                                       11.77              6.92          18,976   2008
                                                                       10.61             11.77          18,083   2007
                                                                       10.93             10.61          20,236   2006
                                                                       10.00             10.93           5,607   2005
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B             $ 7.65            $10.21           4,876   2010
                                                                        5.54              7.65              --   2009
                                                                       10.44              5.54              --   2008
                                                                        9.40             10.44              --   2007
                                                                       10.00              9.40              --   2006
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            $10.99            $11.28         279,012   2010
                                                                       10.20             10.99         429,178   2009
                                                                       10.61             10.20         391,678   2008
                                                                        9.92             10.61          24,689   2007
                                                                        9.99              9.92          28,400   2006
                                                                       10.00              9.99           4,163   2005
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 $ 9.73            $10.69          17,281   2010
                                                                        7.61              9.73          21,743   2009
                                                                       12.34              7.61          24,094   2008
                                                                       12.44             12.34          25,701   2007
                                                                       10.47             12.44          25,265   2006
                                                                       10.00             10.47           4,498   2005
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           $12.46            $13.36       2,794,429   2010
                                                                       10.54             12.46       2,978,409   2009
                                                                       13.44             10.54       2,751,327   2008
                                                                       11.78             13.44       3,003,442   2007
                                                                       10.36             11.78       1,566,064   2006
                                                                       10.00             10.36              --   2005
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            $ 8.55            $ 9.62              --   2010
                                                                        6.91              8.55              --   2009
                                                                       11.97              6.91              --   2008
                                                                       11.34             11.97              --   2007
                                                                       10.86             11.34              --   2006
                                                                       10.00             10.86              --   2005
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         $ 8.18            $10.26          12,865   2010
                                                                        6.54              8.18          20,506   2009
                                                                       11.20              6.54          21,959   2008
                                                                       11.59             11.20          19,179   2007
                                                                       10.57             11.59          19,687   2006
                                                                       10.00             10.57           2,823   2005
---------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
------------------------------------------------------------------------------------------------------------------
 Columbia Marsico Growth Fund, Variable Series -- Class A          $ 9.26            $11.00         39,064    2010
                                                                     7.49              9.26         62,979    2009
                                                                    12.65              7.49         65,450    2008
                                                                    11.03             12.65         63,490    2007
                                                                    10.64             11.03         75,103    2006
                                                                    10.00             10.64         15,061    2005
------------------------------------------------------------------------------------------------------------------
 Columbia Marsico International Opportunities Fund,                $10.64            $11.83        141,063    2010
   Variable Series -- Class B                                        7.90             10.64        165,165    2009
                                                                    15.69              7.90        199,823    2008
                                                                    13.42             15.69        342,181    2007
                                                                    11.15             13.42        303,963    2006
                                                                    10.00             11.15         22,566    2005
------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                      $10.30            $10.99          3,678    2010
                                                                     7.31             10.30        108,347    2009
                                                                    10.27              7.31        133,855    2008
                                                                    10.34             10.27        285,237    2007
                                                                    10.03             10.34             --    2006
                                                                    10.00             10.03             --    2005
------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares              $11.84            $13.23          7,278    2010
                                                                     7.94             11.84          5,280    2009
                                                                    11.00              7.94          7,026    2008
                                                                    10.92             11.00          7,982    2007
                                                                    10.10             10.92          7,204    2006
                                                                    10.00             10.10            694    2005
------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                      $10.02            $11.53        145,675    2010
                                                                     7.94             10.02        109,622    2009
                                                                    14.00              7.94        126,060    2008
                                                                    11.88             14.00             --    2007
                                                                    10.61             11.88             --    2006
                                                                    10.00             10.61             --    2005
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
------------------------------------------------------------------------------------------------------------------
 VIP Asset Manager/SM/ Portfolio -- Service Class 2                $10.62            $11.82         97,925    2010
                                                                     8.44             10.62        140,575    2009
                                                                    12.15              8.44        165,922    2008
                                                                    10.80             12.15        167,900    2007
                                                                    10.32             10.80        183,755    2006
                                                                    10.00             10.32         22,457    2005
------------------------------------------------------------------------------------------------------------------
 VIP Balanced Portfolio -- Service Class 2                         $ 9.58            $11.02        493,835    2010
                                                                     7.09              9.58        564,941    2009
                                                                    11.01              7.09        627,021    2008
                                                                    10.37             11.01        652,722    2007
                                                                    10.00             10.37        387,347    2006
------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio -- Service Class 2                    $ 9.87            $11.28          1,309    2010
                                                                     7.46              9.87          3,917    2009
                                                                    13.32              7.46          4,245    2008
                                                                    11.62             13.32        275,336    2007
                                                                    10.68             11.62        147,167    2006
                                                                    10.00             10.68             --    2005
------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 9.56            $11.02              --   2010
                                                                                    7.20              9.56              --   2009
                                                                                   12.57              7.20              --   2008
                                                                                   12.06             12.57              --   2007
                                                                                   10.84             12.06              --   2006
                                                                                   10.00             10.84              --   2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 8.64            $ 9.70          23,199   2010
                                                                                    6.81              8.64          30,188   2009
                                                                                   12.18              6.81          33,188   2008
                                                                                   12.32             12.18         275,764   2007
                                                                                   10.51             12.32          39,520   2006
                                                                                   10.00             10.51          12,898   2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 8.72            $10.55          12,948   2010
                                                                                    6.98              8.72          19,276   2009
                                                                                   13.55              6.98          21,580   2008
                                                                                   10.95             13.55          18,056   2007
                                                                                   10.52             10.95          22,589   2006
                                                                                   10.00             10.52           3,713   2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 8.95            $10.02              --   2010
                                                                                    7.22              8.95              --   2009
                                                                                   12.71              7.22              --   2008
                                                                                   11.63             12.71              --   2007
                                                                                   10.55             11.63              --   2006
                                                                                   10.00             10.55              --   2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.70            $11.24           3,427   2010
                                                                                    9.48             10.70           6,897   2009
                                                                                   10.05              9.48           2,073   2008
                                                                                   10.00             10.05         292,414   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $10.62            $13.34          30,527   2010
                                                                                    7.78             10.62          45,707   2009
                                                                                   13.19              7.78          54,068   2008
                                                                                   11.70             13.19         164,120   2007
                                                                                   10.66             11.70          59,572   2006
                                                                                   10.00             10.66          11,224   2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 9.17            $11.32              --   2010
                                                                                    5.97              9.17              --   2009
                                                                                   12.55              5.97              --   2008
                                                                                   12.19             12.55              --   2007
                                                                                   10.75             12.19              --   2006
                                                                                   10.00             10.75              --   2005
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.57            $11.64       6,452,107   2010
                                                                                    7.98             10.57       7,482,984   2009
                                                                                   11.61              7.98       8,822,768   2008
                                                                                   11.45             11.61       9,367,041   2007
                                                                                    9.91             11.45       6,442,902   2006
                                                                                   10.00              9.91         693,469   2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 7.88            $ 8.49         132,851   2010
                                                                                    6.20              7.88         134,517   2009
                                                                                    9.89              6.20         156,769   2008
                                                                                   10.00              9.89         150,421   2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                            NUMBER OF
                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares            $ 8.30            $ 9.02        189,602    2010
                                                               6.74              8.30        329,109    2009
                                                              10.97              6.74        365,156    2008
                                                              10.86             10.97          1,457    2007
                                                              10.00             10.86        159,250    2006
------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares         $ 7.93            $ 8.32          8,337    2010
                                                               6.19              7.93          8,337    2009
                                                              10.99              6.19          8,337    2008
                                                              10.99             10.99          8,337    2007
                                                              10.00             10.99             --    2006
------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                   $10.28            $11.20             --    2010
                                                               8.39             10.28             --    2009
                                                              12.81              8.39             --    2008
                                                              11.91             12.81             --    2007
                                                              10.34             11.91             --    2006
                                                              10.00             10.34             --    2005
------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                              $10.21            $10.73         12,271    2010
                                                               9.69             10.21         12,795    2009
                                                              10.45              9.69         12,996    2008
                                                              10.21             10.45         21,404    2007
                                                              10.01             10.21        436,371    2006
                                                              10.00             10.01          5,324    2005
------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                      $10.28            $12.68          5,006    2010
                                                               7.44             10.28         10,697    2009
                                                              12.25              7.44         12,682    2008
                                                              11.13             12.25        128,447    2007
                                                              10.51             11.13          9,972    2006
                                                              10.00             10.51          2,249    2005
------------------------------------------------------------------------------------------------------------
  Money Market Fund                                          $10.28            $10.05        279,835    2010
                                                              10.50             10.28        258,881    2009
                                                              10.51             10.50        329,370    2008
                                                              10.25             10.51        224,169    2007
                                                              10.03             10.25        285,046    2006
                                                              10.00             10.03         28,502    2005
------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares               $ 9.55            $10.42             --    2010
                                                               7.05              9.55             --    2009
                                                              11.39              7.05             --    2008
                                                              11.07             11.39             --    2007
                                                              10.39             11.07             --    2006
                                                              10.00             10.39             --    2005
------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares              $ 9.60            $12.09         46,439    2010
                                                               7.24              9.60         56,992    2009
                                                              11.58              7.24         72,263    2008
                                                              13.92             11.58             --    2007
                                                              10.71             13.92             --    2006
                                                              10.00             10.71             --    2005
------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                      $ 9.10            $10.21          1,129    2010
                                                               7.38              9.10          2,822    2009
                                                              12.06              7.38          1,972    2008
                                                              11.75             12.06        180,378    2007
                                                              10.42             11.75             --    2006
                                                              10.00             10.42             --    2005
------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 Small-Cap Equity Fund -- Class 1 Shares                           $ 8.94            $11.14           9,910   2010
                                                                     6.99              8.94          15,357   2009
                                                                    11.47              6.99          18,851   2008
                                                                    11.47             11.47          17,145   2007
                                                                    10.36             11.47          17,569   2006
                                                                    10.00             10.36           8,291   2005
------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 1 Shares                               $10.26            $10.99       3,841,010   2010
                                                                     8.69             10.26       4,557,336   2009
                                                                    12.58              8.69       4,969,599   2008
                                                                    11.53             12.58       5,411,378   2007
                                                                    10.38             11.53       5,702,107   2006
                                                                    10.00             10.38       1,100,374   2005
------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 3 Shares                               $ 9.35            $10.00       9,643,527   2010
                                                                     7.94              9.35      11,048,065   2009
                                                                    11.51              7.94      12,042,949   2008
                                                                    10.56             11.51      12,963,751   2007
                                                                    10.00             10.56       8,536,863   2006
------------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1 Shares                                $ 9.95            $10.72              --   2010
                                                                     7.74              9.95              --   2009
                                                                    12.39              7.74              --   2008
                                                                    11.74             12.39              --   2007
                                                                    10.35             11.74              --   2006
                                                                    10.00             10.35              --   2005
------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 Genworth Calamos Growth Fund -- Service Shares                    $ 9.42            $11.51          48,408   2010
                                                                     6.41              9.42              --   2009
                                                                    10.00              6.41              --   2008
------------------------------------------------------------------------------------------------------------------
 Genworth Davis NY Venture Fund -- Service Shares                  $ 8.94            $ 9.73              --   2010
                                                                     7.00              8.94              --   2009
                                                                    10.00              7.00              --   2008
------------------------------------------------------------------------------------------------------------------
 Genworth Eaton Vance Large Cap Value Fund -- Service Shares       $ 8.59            $ 9.17         183,296   2010
                                                                     7.57              8.59         315,042   2009
                                                                    10.00              7.57         326,226   2008
------------------------------------------------------------------------------------------------------------------
 Genworth Enhanced International Index Fund -- Service
   Shares                                                          $10.00            $10.86           1,444   2010
------------------------------------------------------------------------------------------------------------------
 Genworth Goldman Sachs Enhanced Core Bond Index Fund --           $11.20            $11.50         479,892   2010
   Service Shares                                                   10.56             11.20         240,399   2009
                                                                    10.00             10.56         229,933   2008
------------------------------------------------------------------------------------------------------------------
 Genworth Legg Mason ClearBridge Aggressive Growth Fund --         $ 9.71            $11.75         143,147   2010
   Service Shares                                                    7.45              9.71         339,608   2009
                                                                    10.00              7.45         402,029   2008
------------------------------------------------------------------------------------------------------------------
 Genworth PIMCO StocksPLUS Fund -- Service Shares                  $10.28            $11.80         566,646   2010
                                                                     7.22             10.28         422,653   2009
                                                                    10.00              7.22         547,657   2008
------------------------------------------------------------------------------------------------------------------
 Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service            $ 8.47            $10.25         163,346   2010
   Shares                                                            6.56              8.47         128,964   2009
                                                                    10.00              6.56         152,938   2008
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Mid Cap Value Fund                                  $ 9.50            $11.61          24,481   2010
                                                                     7.30              9.50          33,870   2009
                                                                    11.88              7.30          39,043   2008
                                                                    11.78             11.88          39,871   2007
                                                                    10.38             11.78          43,325   2006
                                                                    10.00             10.38          10,589   2005
------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                              $12.19            $12.87        514,656    2010
                                                                     9.93             12.19        562,237    2009
                                                                    12.11              9.93        486,332    2008
                                                                    11.24             12.11        548,265    2007
                                                                    10.42             11.24        427,206    2006
                                                                    10.00             10.42         33,103    2005
------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                 $11.61            $12.08         96,347    2010
                                                                     8.14             11.61        286,074    2009
                                                                    14.96              8.14        368,721    2008
                                                                    11.21             14.96        247,086    2007
                                                                    10.51             11.21        189,841    2006
                                                                    10.00             10.51             --    2005
------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth                 $ 8.41            $10.24         11,314    2010
   Portfolio -- Class II                                             6.41              8.41         18,113    2009
                                                                    11.05              6.41         20,190    2008
                                                                    11.27             11.05         21,233    2007
                                                                    10.41             11.27         21,307    2006
                                                                    10.00             10.41          4,287    2005
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder             $ 7.57            $ 8.29        156,192    2010
   Portfolio -- Class II                                             6.32              7.57        199,881    2009
                                                                     9.94              6.32        211,510    2008
                                                                    10.00              9.94        232,885    2007
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value         $ 7.40            $ 8.43         47,488    2010
   Portfolio -- Class I                                              5.85              7.40         60,718    2009
                                                                     9.45              5.85         64,936    2008
                                                                    10.00              9.45         57,931    2007
------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class             $ 9.92            $10.87          4,492    2010
   Shares                                                            7.30              9.92          4,848    2009
                                                                    11.86              7.30          5,460    2008
                                                                    10.93             11.86          5,453    2007
                                                                    10.43             10.93          5,775    2006
                                                                    10.00             10.43             --    2005
------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Trust Series -- Service Class Shares             $10.01            $10.85             --    2010
                                                                     8.10             10.01             --    2009
                                                                    12.42              8.10             --    2008
                                                                    11.55             12.42             --    2007
                                                                    10.49             11.55             --    2006
                                                                    10.00             10.49             --    2005
------------------------------------------------------------------------------------------------------------------
 MFS(R) New Discovery Series -- Service Class Shares               $10.99            $14.60          8,337    2010
                                                                     6.91             10.99         15,328    2009
                                                                    11.69              6.91         21,025    2008
                                                                    11.70             11.69         17,701    2007
                                                                    10.61             11.70         17,095    2006
                                                                    10.00             10.61          1,102    2005
------------------------------------------------------------------------------------------------------------------
 MFS(R) Total Return Series -- Service Class Shares                $ 9.83            $10.53        629,001    2010
                                                                     8.55              9.83        723,844    2009
                                                                    11.27              8.55        720,063    2008
                                                                    11.10             11.27        758,886    2007
                                                                    10.17             11.10        580,173    2006
                                                                    10.00             10.17         93,018    2005
------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                       $12.59            $13.97             --    2010
                                                                          9.70             12.59             --    2009
                                                                         15.97              9.70             --    2008
                                                                         12.81             15.97             --    2007
                                                                         10.01             12.81             --    2006
                                                                         10.00             10.01             --    2005
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                        $ 7.20            $ 7.93        510,258    2010
                                                                          6.06              7.20        620,595    2009
                                                                         11.01              6.06        652,205    2008
                                                                         10.89             11.01        632,682    2007
                                                                         10.05             10.89        543,472    2006
                                                                         10.00             10.05        113,569    2005
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares            $ 9.25            $ 9.86             --    2010
                                                                          6.57              9.25             --    2009
                                                                         12.37              6.57             --    2008
                                                                         11.12             12.37             --    2007
                                                                         10.57             11.12             --    2006
                                                                         10.00             10.57             --    2005
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares               $10.01            $11.31        147,289    2010
                                                                          7.35             10.01        162,565    2009
                                                                         12.61              7.35        203,638    2008
                                                                         12.17             12.61             --    2007
                                                                         10.61             12.17             --    2006
                                                                         10.00             10.61             --    2005
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                     $ 8.95            $10.12        660,716    2010
                                                                          7.15              8.95        425,667    2009
                                                                         11.93              7.15        491,113    2008
                                                                         11.73             11.93          3,001    2007
                                                                         10.46             11.73        330,151    2006
                                                                         10.00             10.46             --    2005
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares           $ 9.24            $11.11        323,263    2010
                                                                          6.91              9.24         95,191    2009
                                                                         11.41              6.91        115,777    2008
                                                                         11.84             11.41        234,413    2007
                                                                         10.57             11.84         44,450    2006
                                                                         10.00             10.57          8,817    2005
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares         $ 7.09            $ 8.80             --    2010
                                                                          5.48              7.09             --    2009
                                                                         11.05              5.48             --    2008
                                                                         10.67             11.05             --    2007
                                                                         10.63             10.67             --    2006
                                                                         10.00             10.63             --    2005
-----------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                           $10.64            $11.75             --    2010
                                                                          8.97             10.64             --    2009
                                                                         10.92              8.97             --    2008
                                                                         10.33             10.92             --    2007
                                                                         10.11             10.33             --    2006
                                                                         10.00             10.11             --    2005
-----------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $11.15            $12.47         161,494   2010
                                                                               8.13             11.15         133,459   2009
                                                                              10.88              8.13         166,984   2008
                                                                              10.76             10.88          53,016   2007
                                                                              10.10             10.76         214,244   2006
                                                                              10.00             10.10          11,917   2005
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $11.38            $12.41          10,121   2010
                                                                              12.18             11.38         108,085   2009
                                                                              10.63             12.18          85,459   2008
                                                                               9.91             10.63         290,402   2007
                                                                              10.03              9.91         181,913   2006
                                                                              10.00             10.03           3,052   2005
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.46            $11.79         706,264   2010
                                                                              10.35             11.46         941,196   2009
                                                                              10.64             10.35         928,679   2008
                                                                              10.14             10.64       1,931,062   2007
                                                                               9.99             10.14         293,801   2006
                                                                              10.00              9.99          57,248   2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.27            $12.96         509,629   2010
                                                                              11.01             12.27         312,435   2009
                                                                              10.76             11.01         286,135   2008
                                                                              10.13             10.76         381,739   2007
                                                                               9.98             10.13         948,457   2006
                                                                              10.00              9.98          19,299   2005
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $10.54            $12.20              --   2010
                                                                               7.09             10.54              --   2009
                                                                              12.50              7.09              --   2008
                                                                              10.86             12.50              --   2007
                                                                              10.51             10.86              --   2006
                                                                              10.00             10.51              --   2005
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 9.87            $10.75           9,176   2010
                                                                               7.09              9.87          12,369   2009
                                                                              11.61              7.09          14,259   2008
                                                                              10.66             11.61          16,420   2007
                                                                              10.76             10.66          19,714   2006
                                                                              10.00             10.76           3,265   2005
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $11.60            $12.16           2,091   2010
                                                                               7.54             11.60           3,840   2009
                                                                              12.74              7.54           4,735   2008
                                                                              11.84             12.74         230,174   2007
                                                                              10.67             11.84         325,050   2006
                                                                              10.00             10.67              --   2005
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $14.83            $18.47           1,153   2010
                                                                               8.60             14.83          37,483   2009
                                                                              18.81              8.60          60,370   2008
                                                                              13.04             18.81          39,886   2007
                                                                              10.96             13.04              --   2006
                                                                              10.00             10.96              --   2005
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2                      $10.00            $12.56              --   2010
----------------------------------------------------------------------------------------------------------------------------

        PAYMENT OPTIMIZER PLUS (FOR SINGLE ANNUITANT CONTRACTS) ELECTED




                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 7.12            $ 7.45            --     2010
                                                                               4.93              7.12            --     2009
                                                                              10.48              4.93            --     2008
                                                                              10.58             10.48         1,651     2007
                                                                              10.00             10.58            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 7.18            $ 8.10            --     2010
                                                                               6.06              7.18            --     2009
                                                                              10.77              6.06            --     2008
                                                                               9.84             10.77            --     2007
                                                                              10.00              9.84            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.75            $10.44            --     2010
                                                                               7.77              9.75            --     2009
                                                                              11.37              7.77            --     2008
                                                                              10.75             11.37            --     2007
                                                                              10.00             10.75            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $ 9.43            $10.38        29,304     2010
                                                                               7.15              9.43        48,502     2009
                                                                              12.29              7.15        53,714     2008
                                                                              10.98             12.29        65,819     2007
                                                                              10.00             10.98         9,671     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $ 8.78            $10.27            --     2010
                                                                               5.42              8.78            --     2009
                                                                              10.90              5.42            --     2008
                                                                               9.55             10.90            --     2007
                                                                              10.00              9.55            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 8.21            $ 9.29           417     2010
                                                                               6.54              8.21         1,448     2009
                                                                              10.42              6.54           417     2008
                                                                              10.91             10.42        63,289     2007
                                                                              10.00             10.91         3,225     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.79            $ 9.63        10,833     2010
                                                                               7.34              8.79        11,528     2009
                                                                               9.71              7.34         6,166     2008
                                                                              10.00              9.71         8,489     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.45            $ 9.11        31,208     2010
                                                                               6.94              8.45        25,181     2009
                                                                              10.17              6.94        25,076     2008
                                                                              10.00             10.17         5,701     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $ 9.20            $10.68            --     2010
                                                                               6.15              9.20            --     2009
                                                                              11.96              6.15            --     2008
                                                                              10.20             11.96            --     2007
                                                                              10.00             10.20            --     2006
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 7.71            $ 8.51            --     2010
                                                                               6.55              7.71            --     2009
                                                                              11.30              6.55            --     2008
                                                                              11.02             11.30            --     2007
                                                                              10.00             11.02            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 AllianceBernstein International Value Portfolio -- Class B        $ 6.91            $ 7.05         86,164    2010
                                                                     5.26              6.91         89,717    2009
                                                                    11.52              5.26         97,759    2008
                                                                    11.16             11.52        163,459    2007
                                                                    10.00             11.16         22,240    2006
------------------------------------------------------------------------------------------------------------------
 AllianceBernstein Large Cap Growth Portfolio -- Class B           $ 8.65            $ 9.29             --    2010
                                                                     6.45              8.65             --    2009
                                                                    10.96              6.45             --    2008
                                                                     9.86             10.96             --    2007
                                                                    10.00              9.86             --    2006
------------------------------------------------------------------------------------------------------------------
 AllianceBernstein Small Cap Growth Portfolio -- Class B           $ 7.68            $10.26             --    2010
                                                                     5.56              7.68             --    2009
                                                                    10.45              5.56             --    2008
                                                                     9.40             10.45             --    2007
                                                                    10.00              9.40             --    2006
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
------------------------------------------------------------------------------------------------------------------
 VP Inflation Protection Fund -- Class II                          $11.26            $11.58         63,671    2010
                                                                    10.45             11.26        103,732    2009
                                                                    10.86             10.45         93,637    2008
                                                                    10.14             10.86             --    2007
                                                                    10.00             10.14             --    2006
------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
------------------------------------------------------------------------------------------------------------------
 BlackRock Basic Value V.I. Fund -- Class III Shares               $ 8.71            $ 9.58             --    2010
                                                                     6.80              8.71             --    2009
                                                                    11.03              6.80             --    2008
                                                                    11.11             11.03             --    2007
                                                                    10.00             11.11             --    2006
------------------------------------------------------------------------------------------------------------------
 BlackRock Global Allocation V.I. Fund -- Class III Shares         $11.07            $11.89        571,075    2010
                                                                     9.36             11.07        581,813    2009
                                                                    11.92              9.36        572,794    2008
                                                                    10.44             11.92        397,326    2007
                                                                    10.00             10.44        108,384    2006
------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares          $ 7.61            $ 8.56             --    2010
                                                                     6.14              7.61             --    2009
                                                                    10.63              6.14             --    2008
                                                                    10.06             10.63             --    2007
                                                                    10.00             10.06             --    2006
------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares       $ 7.05            $ 8.85             --    2010
                                                                     5.63              7.05             --    2009
                                                                     9.63              5.63             --    2008
                                                                     9.96              9.63             --    2007
                                                                    10.00              9.96             --    2006
------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
------------------------------------------------------------------------------------------------------------------
 Columbia Marsico Growth Fund, Variable Series -- Class A          $ 8.58            $10.20             --    2010
                                                                     6.93              8.58             --    2009
                                                                    11.70              6.93             --    2008
                                                                    10.18             11.70             --    2007
                                                                    10.00             10.18             --    2006
------------------------------------------------------------------------------------------------------------------
 Columbia Marsico International Opportunities Fund,                $ 8.40            $ 9.34         32,429    2010
   Variable Series -- Class B                                        6.22              8.40         36,563    2009
                                                                    12.35              6.22         41,609    2008
                                                                    10.56             12.35         65,510    2007
                                                                    10.00             10.56         11,845    2006
------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          $10.20            $10.88            300    2010
                                                                          7.23             10.20         30,058    2009
                                                                         10.14              7.23         33,928    2008
                                                                         10.20             10.14         53,071    2007
                                                                         10.00             10.20             --    2006
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $11.48            $12.84             --    2010
                                                                          7.70             11.48             --    2009
                                                                         10.65              7.70             --    2008
                                                                         10.56             10.65             --    2007
                                                                         10.00             10.56             --    2006
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $ 8.73            $10.06         44,735    2010
                                                                          6.92              8.73         34,214    2009
                                                                         12.17              6.92         37,150    2008
                                                                         10.32             12.17             --    2007
                                                                         10.00             10.32             --    2006
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $ 9.61            $11.07        121,793    2010
                                                                          7.10              9.61        116,536    2009
                                                                         11.03              7.10        130,763    2008
                                                                         10.38             11.03         26,785    2007
                                                                         10.00             10.38          4,039    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 8.72            $ 9.97            384    2010
                                                                          6.58              8.72          1,365    2009
                                                                         11.74              6.58            384    2008
                                                                         10.24             11.74         57,480    2007
                                                                         10.00             10.24          6,770    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 8.06            $ 9.30             --    2010
                                                                          6.07              8.06             --    2009
                                                                         10.58              6.07             --    2008
                                                                         10.14             10.58             --    2007
                                                                         10.00             10.14             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 7.72            $ 8.68            336    2010
                                                                          6.08              7.72          1,214    2009
                                                                         10.87              6.08            336    2008
                                                                         10.98             10.87         49,223    2007
                                                                         10.00             10.98             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 8.04            $ 9.74             --    2010
                                                                          6.43              8.04             --    2009
                                                                         12.47              6.43             --    2008
                                                                         10.07             12.47             --    2007
                                                                         10.00             10.07             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 8.14            $ 9.12             --    2010
                                                                          6.55              8.14             --    2009
                                                                         11.53              6.55             --    2008
                                                                         10.55             11.53             --    2007
                                                                         10.00             10.55             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $10.73            $11.28                   2010
                                                                          9.50             10.73        299 928    2009
                                                                         10.06              9.50            299    2008
                                                                         10.00             10.06         51,923    2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 8.91            $11.20            151    2010
                                                                                    6.52              8.91            535    2009
                                                                                   11.04              6.52            151    2008
                                                                                    9.78             11.04         24,522    2007
                                                                                   10.00              9.78             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 7.98            $ 9.86             --    2010
                                                                                    5.19              7.98             --    2009
                                                                                   10.90              5.19             --    2008
                                                                                   10.57             10.90             --    2007
                                                                                   10.00             10.57             --    2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.23            $11.27        574,715    2010
                                                                                    7.71             10.23        653,941    2009
                                                                                   11.21              7.71        723,181    2008
                                                                                   11.05             11.21        743,713    2007
                                                                                   10.00             11.05        308,491    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 7.90            $ 8.52        255,075    2010
                                                                                    6.20              7.90        274,556    2009
                                                                                    9.89              6.20        294,748    2008
                                                                                   10.00              9.89         63,710    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.33            $ 9.06         49,347    2010
                                                                                    6.76              8.33         88,774    2009
                                                                                   10.99              6.76         92,721    2008
                                                                                   10.86             10.99             --    2007
                                                                                   10.00             10.86          6,463    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.96            $ 8.36             --    2010
                                                                                    6.21              7.96             --    2009
                                                                                   11.01              6.21             --    2008
                                                                                   11.00             11.01             --    2007
                                                                                   10.00             11.00             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 9.44            $10.30             --    2010
                                                                                    7.70              9.44             --    2009
                                                                                   11.74              7.70             --    2008
                                                                                   10.90             11.74             --    2007
                                                                                   10.00             10.90             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.37            $10.91             --    2010
                                                                                    9.83             10.37             --    2009
                                                                                   10.60              9.83             --    2008
                                                                                   10.34             10.60             --    2007
                                                                                   10.00             10.34         16,756    2006
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $ 9.17            $11.32            150    2010
                                                                                    6.63              9.17            529    2009
                                                                                   10.90              6.63            150    2008
                                                                                    9.90             10.90         24,672    2007
                                                                                   10.00              9.90             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.24            $10.01          1,324    2010
                                                                                   10.44             10.24         14,027    2009
                                                                                   10.44             10.44             --    2008
                                                                                   10.17             10.44             --    2007
                                                                                   10.00             10.17          3,423    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 Money Market Fund (DDCA)                                          $ 9.77            $ 9.56              --   2010
                                                                     9.97              9.77              --   2009
                                                                    10.00              9.97          44,071   2008
------------------------------------------------------------------------------------------------------------------
 Premier Growth Equity Fund -- Class 1 Shares                      $ 9.03            $ 9.86              --   2010
                                                                     6.66              9.03              --   2009
                                                                    10.74              6.66              --   2008
                                                                    10.43             10.74              --   2007
                                                                    10.00             10.43              --   2006
------------------------------------------------------------------------------------------------------------------
 Real Estate Securities Fund -- Class 1 Shares                     $ 8.41            $10.61          14,272   2010
                                                                     6.34              8.41          17,790   2009
                                                                    10.13              6.34          21,485   2008
                                                                    12.16             10.13              --   2007
                                                                    10.00             12.16              --   2006
------------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index Fund                                             $ 8.41            $ 9.45             233   2010
                                                                     6.81              8.41             839   2009
                                                                    11.13              6.81             233   2008
                                                                    10.83             11.13          36,075   2007
                                                                    10.00             10.83              --   2006
------------------------------------------------------------------------------------------------------------------
 Small-Cap Equity Fund -- Class 1 Shares                           $ 7.76            $ 9.67              --   2010
                                                                     6.06              7.76              --   2009
                                                                     9.93              6.06              --   2008
                                                                     9.92              9.93              --   2007
                                                                    10.00              9.92              --   2006
------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 3 Shares                               $ 9.39            $10.04       1,104,999   2010
                                                                     7.96              9.39       1,205,284   2009
                                                                    11.53              7.96       1,230,856   2008
                                                                    10.57             11.53         945,821   2007
                                                                    10.00             10.57         274,902   2006
------------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1 Shares                                $ 9.18            $ 9.90              --   2010
                                                                     7.13              9.18              --   2009
                                                                    11.41              7.13              --   2008
                                                                    10.80             11.41              --   2007
                                                                    10.00             10.80              --   2006
------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 Genworth Calamos Growth Fund -- Service Shares                    $ 9.43            $11.54          12,838   2010
                                                                     6.42              9.43              --   2009
                                                                    10.00              6.42              --   2008
------------------------------------------------------------------------------------------------------------------
 Genworth Davis NY Venture Fund -- Service Shares                  $ 8.96            $ 9.75              --   2010
                                                                     7.00              8.96              --   2009
                                                                    10.00              7.00              --   2008
------------------------------------------------------------------------------------------------------------------
 Genworth Eaton Vance Large Cap Value Fund -- Service Shares       $ 8.61            $ 9.19          49,028   2010
                                                                     7.58              8.61          85,415   2009
                                                                    10.00              7.58          83,249   2008
------------------------------------------------------------------------------------------------------------------
 Genworth Enhanced International Index Fund -- Service
   Shares                                                          $10.00            $10.87              --   2010
------------------------------------------------------------------------------------------------------------------
 Genworth Goldman Sachs Enhanced Core Bond Index Fund --           $11.21            $11.53         127,785   2010
   Service Shares                                                   10.56             11.21          64,904   2009
                                                                    10.00             10.56          58,563   2008
------------------------------------------------------------------------------------------------------------------
 Genworth Legg Mason ClearBridge Aggressive Growth Fund --         $ 9.73            $11.78          38,137   2010
   Service Shares                                                    7.45              9.73          92,605   2009
                                                                    10.00              7.45         102,974   2008
------------------------------------------------------------------------------------------------------------------
 Genworth PIMCO StocksPLUS Fund -- Service Shares                  $10.29            $11.83         151,835   2010
                                                                     7.22             10.29         114,679   2009
                                                                    10.00              7.22         139,858   2008
------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service            $ 8.48            $10.27         43,871    2010
   Shares                                                            6.56              8.48         35,125    2009
                                                                    10.00              6.56         39,094    2008
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                              $11.43            $12.09        125,675    2010
                                                                     9.31             11.43        130,651    2009
                                                                    11.34              9.31        132,943    2008
                                                                    10.51             11.34         19,029    2007
                                                                    10.00             10.51          7,749    2006
------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                 $10.83            $11.27         26,720    2010
                                                                     7.58             10.83         83,483    2009
                                                                    13.92              7.58        100,531    2008
                                                                    10.42             13.92         49,040    2007
                                                                    10.00             10.42          8,273    2006
------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth                 $ 7.71            $ 9.40             --    2010
   Portfolio -- Class II                                             5.87              7.71             --    2009
                                                                    10.11              5.87             --    2008
                                                                    10.30             10.11             --    2007
                                                                    10.00             10.30             --    2006
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder             $ 7.59            $ 8.32         15,499    2010
   Portfolio -- Class II                                             6.33              7.59         16,616    2009
                                                                     9.95              6.33         17,510    2008
                                                                    10.00              9.95         17,298    2007
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value         $ 7.42            $ 8.46             --    2010
   Portfolio -- Class I                                              5.86              7.42             --    2009
                                                                     9.45              5.86             --    2008
                                                                    10.00              9.45             --    2007
------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class             $ 9.33            $10.23             --    2010
   Shares                                                            6.86              9.33             --    2009
                                                                    11.12              6.86             --    2008
                                                                    10.25             11.12             --    2007
                                                                    10.00             10.25             --    2006
------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Trust Series -- Service Class Shares             $ 9.23            $10.01             --    2010
                                                                     7.46              9.23             --    2009
                                                                    11.43              7.46             --    2008
                                                                    10.62             11.43             --    2007
                                                                    10.00             10.62             --    2006
------------------------------------------------------------------------------------------------------------------
 MFS(R) Total Return Series -- Service Class Shares                $ 9.48            $10.16         47,363    2010
                                                                     8.23              9.48         51,720    2009
                                                                    10.83              8.23         36,521    2008
                                                                    10.66             10.83         37,824    2007
                                                                    10.00             10.66            269    2006
------------------------------------------------------------------------------------------------------------------
 MFS(R) Utilities Series -- Service Class Shares                   $11.98            $13.30             --    2010
                                                                     9.22             11.98             --    2009
                                                                    15.15              9.22             --    2008
                                                                    12.15             15.15             --    2007
                                                                    10.00             12.15             --    2006
------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                             $ 7.14            $ 7.87         18,577    2010
                                                                               6.00              7.14         20,006    2009
                                                                              10.89              6.00         23,178    2008
                                                                              10.76             10.89         14,188    2007
                                                                              10.00             10.76             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 $ 8.47            $ 9.05             --    2010
                                                                               6.01              8.47             --    2009
                                                                              11.31              6.01             --    2008
                                                                              10.16             11.31             --    2007
                                                                              10.00             10.16             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $ 8.72            $ 9.87         45,242    2010
                                                                               6.40              8.72         50,589    2009
                                                                              10.96              6.40         59,977    2008
                                                                              10.57             10.96             --    2007
                                                                              10.00             10.57             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 8.17            $ 9.26        193,573    2010
                                                                               6.53              8.17        125,850    2009
                                                                              10.88              6.53        137,225    2008
                                                                              10.68             10.88             --    2007
                                                                              10.00             10.68         14,726    2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 7.77            $ 9.35         95,756    2010
                                                                               5.80              7.77         20,184    2009
                                                                               9.57              5.80         22,888    2008
                                                                               9.93              9.57         41,931    2007
                                                                              10.00              9.93             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 6.39            $ 7.94             --    2010
                                                                               4.94              6.39             --    2009
                                                                               9.94              4.94             --    2008
                                                                               9.59              9.94             --    2007
                                                                              10.00              9.59             --    2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.69            $11.82             --    2010
                                                                               9.00             10.69             --    2009
                                                                              10.95              9.00             --    2008
                                                                              10.35             10.95             --    2007
                                                                              10.00             10.35             --    2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.89            $12.19         36,526    2010
                                                                               7.94             10.89         27,252    2009
                                                                              10.61              7.94         32,747    2008
                                                                              10.48             10.61             --    2007
                                                                              10.00             10.48          6,655    2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.19            $13.30            255    2010
                                                                              13.04             12.19         24,368    2009
                                                                              11.36             13.04         19,230    2008
                                                                              10.59             11.36         47,805    2007
                                                                              10.00             10.59          6,456    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.55            $11.90        150,581    2010
                                                                              10.43             11.55        208,068    2009
                                                                              10.70             10.43        191,968    2008
                                                                              10.20             10.70        302,594    2007
                                                                              10.00             10.20             --    2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $12.53            $13.25        111,796    2010
                                                                 11.24             12.53         59,046    2009
                                                                 10.97             11.24         55,332    2008
                                                                 10.31             10.97         49,390    2007
                                                                 10.00             10.31         33,477    2006
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $ 9.96            $11.54             --    2010
                                                                  6.70              9.96             --    2009
                                                                 11.79              6.70             --    2008
                                                                 10.23             11.79             --    2007
                                                                 10.00             10.23             --    2006
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $ 9.29            $10.12             --    2010
                                                                  6.66              9.29             --    2009
                                                                 10.91              6.66             --    2008
                                                                 10.00             10.91             --    2007
                                                                 10.00             10.00             --    2006
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $10.35            $10.87            275    2010
                                                                  6.73             10.35            946    2009
                                                                 11.35              6.73            275    2008
                                                                 10.54             11.35         46,982    2007
                                                                 10.00             10.54         14,801    2006
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $10.90            $13.59             59    2010
                                                                  6.32             10.90         13,963    2009
                                                                 13.80              6.32         21,088    2008
                                                                  9.55             13.80         10,157    2007
                                                                 10.00              9.55             --    2006
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $10.00            $12.56             --    2010
---------------------------------------------------------------------------------------------------------------

        PAYMENT OPTIMIZER PLUS (FOR JOINT ANNUITANT CONTRACTS) ELECTED




                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 7.08            $ 7.40            --     2010
                                                                               4.91              7.08            --     2009
                                                                              10.46              4.91            --     2008
                                                                              10.57             10.46            --     2007
                                                                              10.00             10.57            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 7.14            $ 8.05            --     2010
                                                                               6.03              7.14            --     2009
                                                                              10.75              6.03            --     2008
                                                                               9.83             10.75            --     2007
                                                                              10.00              9.83            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.69            $10.37            --     2010
                                                                               7.74              9.69            --     2009
                                                                              11.34              7.74            --     2008
                                                                              10.74             11.34            --     2007
                                                                              10.00             10.74            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $ 9.38            $10.31         9,276     2010
                                                                               7.12              9.38        15,016     2009
                                                                              12.26              7.12        16,114     2008
                                                                              10.97             12.26        18,114     2007
                                                                              10.00             10.97         5,248     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $ 8.73            $10.20            --     2010
                                                                               5.40              8.73            --     2009
                                                                              10.87              5.40            --     2008
                                                                               9.54             10.87            --     2007
                                                                              10.00              9.54            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 8.17            $ 9.23            --     2010
                                                                               6.51              8.17            --     2009
                                                                              10.39              6.51            --     2008
                                                                              10.90             10.39        17,353     2007
                                                                              10.00             10.90         1,751     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.76            $ 9.58            --     2010
                                                                               7.32              8.76            --     2009
                                                                               9.70              7.32            --     2008
                                                                              10.00              9.70            --     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.42            $ 9.06         7,219     2010
                                                                               6.93              8.42         7,246     2009
                                                                              10.16              6.93         7,242     2008
                                                                              10.00             10.16         2,977     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $ 9.15            $10.60            --     2010
                                                                               6.12              9.15            --     2009
                                                                              11.93              6.12            --     2008
                                                                              10.19             11.93            --     2007
                                                                              10.00             10.19            --     2006
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 7.67            $ 8.45            --     2010
                                                                               6.53              7.67            --     2009
                                                                              11.27              6.53            --     2008
                                                                              11.01             11.27            --     2007
                                                                              10.00             11.01            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 AllianceBernstein International Value Portfolio -- Class B        $ 6.88            $ 7.00         27,339    2010
                                                                     5.24              6.88         27,213    2009
                                                                    11.49              5.24         29,148    2008
                                                                    11.14             11.49         44,765    2007
                                                                    10.00             11.14         12,033    2006
------------------------------------------------------------------------------------------------------------------
 AllianceBernstein Large Cap Growth Portfolio -- Class B           $ 8.60            $ 9.22             --    2010
                                                                     6.42              8.60             --    2009
                                                                    10.93              6.42             --    2008
                                                                     9.85             10.93             --    2007
                                                                    10.00              9.85             --    2006
------------------------------------------------------------------------------------------------------------------
 AllianceBernstein Small Cap Growth Portfolio -- Class B           $ 7.64            $10.19             --    2010
                                                                     5.54              7.64             --    2009
                                                                    10.43              5.54             --    2008
                                                                     9.39             10.43             --    2007
                                                                    10.00              9.39             --    2006
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
------------------------------------------------------------------------------------------------------------------
 VP Inflation Protection Fund -- Class II                          $11.20            $11.49         20,496    2010
                                                                    10.40             11.20         33,177    2009
                                                                    10.83             10.40         28,496    2008
                                                                    10.13             10.83             --    2007
                                                                    10.00             10.13             --    2006
------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
------------------------------------------------------------------------------------------------------------------
 BlackRock Basic Value V.I. Fund -- Class III Shares               $ 8.66            $ 9.51             --    2010
                                                                     6.78              8.66             --    2009
                                                                    11.00              6.78             --    2008
                                                                    11.10             11.00             --    2007
                                                                    10.00             11.10             --    2006
------------------------------------------------------------------------------------------------------------------
 BlackRock Global Allocation V.I. Fund -- Class III Shares         $11.01            $11.80        226,306    2010
                                                                     9.32             11.01        221,712    2009
                                                                    11.89              9.32        225,800    2008
                                                                    10.43             11.89        168,524    2007
                                                                    10.00             10.43          2,033    2006
------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares          $ 7.56            $ 8.50             --    2010
                                                                     6.12              7.56             --    2009
                                                                    10.60              6.12             --    2008
                                                                    10.05             10.60             --    2007
                                                                    10.00             10.05             --    2006
------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares       $ 7.01            $ 8.78             --    2010
                                                                     5.60              7.01             --    2009
                                                                     9.60              5.60             --    2008
                                                                     9.95              9.60             --    2007
                                                                    10.00              9.95             --    2006
------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
------------------------------------------------------------------------------------------------------------------
 Columbia Marsico Growth Fund, Variable Series -- Class A          $ 8.53            $10.13             --    2010
                                                                     6.90              8.53             --    2009
                                                                    11.67              6.90             --    2008
                                                                    10.17             11.67             --    2007
                                                                    10.00             10.17             --    2006
------------------------------------------------------------------------------------------------------------------
 Columbia Marsico International Opportunities Fund,                $ 8.35            $ 9.27         10,272    2010
   Variable Series -- Class B                                        6.20              8.35         11,145    2009
                                                                    12.32              6.20         12,421    2008
                                                                    10.55             12.32         17,989    2007
                                                                    10.00             10.55          6,415    2006
------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          $10.14            $10.81            --     2010
                                                                          7.20             10.14         9,300     2009
                                                                         10.11              7.20        10,198     2008
                                                                         10.19             10.11        14,574     2007
                                                                         10.00             10.19            --     2006
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $11.42            $12.75            --     2010
                                                                          7.67             11.42            --     2009
                                                                         10.62              7.67            --     2008
                                                                         10.55             10.62            --     2007
                                                                         10.00             10.55            --     2006
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $ 8.68            $ 9.99        14,382     2010
                                                                          6.89              8.68        10,930     2009
                                                                         12.14              6.89        11,227     2008
                                                                         10.31             12.14            --     2007
                                                                         10.00             10.31            --     2006
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $ 9.56            $10.99        20,136     2010
                                                                          7.08              9.56        10,411     2009
                                                                         11.00              7.08        11,939     2008
                                                                         10.37             11.00        22,263     2007
                                                                         10.00             10.37            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 8.67            $ 9.90            --     2010
                                                                          6.55              8.67            --     2009
                                                                         11.71              6.55            --     2008
                                                                         10.22             11.71        15,817     2007
                                                                         10.00             10.22         3,703     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 8.02            $ 9.24            --     2010
                                                                          6.05              8.02            --     2009
                                                                         10.56              6.05            --     2008
                                                                         10.13             10.56            --     2007
                                                                         10.00             10.13            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 7.68            $ 8.62            --     2010
                                                                          6.06              7.68            --     2009
                                                                         10.84              6.06            --     2008
                                                                         10.97             10.84        13,570     2007
                                                                         10.00             10.97            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 8.00            $ 9.67            --     2010
                                                                          6.40              8.00            --     2009
                                                                         12.44              6.40            --     2008
                                                                         10.06             12.44            --     2007
                                                                         10.00             10.06            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 8.10            $ 9.06            --     2010
                                                                          6.53              8.10            --     2009
                                                                         11.51              6.53            --     2008
                                                                         10.53             11.51            --     2007
                                                                         10.00             10.53            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $10.68            $11.22            --     2010
                                                                          9.47             10.68            --     2009
                                                                         10.05              9.47            --     2008
                                                                         10.00             10.05        14,591     2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 8.86            $11.12             --    2010
                                                                                    6.49              8.86             --    2009
                                                                                   11.01              6.49             --    2008
                                                                                    9.77             11.01          6,757    2007
                                                                                   10.00              9.77             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 7.93            $ 9.79             --    2010
                                                                                    5.17              7.93             --    2009
                                                                                   10.87              5.17             --    2008
                                                                                   10.56             10.87             --    2007
                                                                                   10.00             10.56             --    2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.17            $11.19        192,234    2010
                                                                                    7.68             10.17        202,073    2009
                                                                                   11.19              7.68        249,030    2008
                                                                                   11.04             11.19        219,208    2007
                                                                                   10.00             11.04         37,079    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 7.87            $ 8.48         76,685    2010
                                                                                    6.19              7.87         81,544    2009
                                                                                    9.89              6.19         88,001    2008
                                                                                   10.00              9.89         58,694    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.29            $ 9.00         15,862    2010
                                                                                    6.73              8.29         28,395    2009
                                                                                   10.96              6.73         28,085    2008
                                                                                   10.85             10.96             --    2007
                                                                                   10.00             10.85          3,519    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.92            $ 8.30             --    2010
                                                                                    6.18              7.92             --    2009
                                                                                   10.98              6.18             --    2008
                                                                                   10.99             10.98             --    2007
                                                                                   10.00             10.99             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 9.39            $10.23             --    2010
                                                                                    7.67              9.39             --    2009
                                                                                   11.71              7.67             --    2008
                                                                                   10.89             11.71             --    2007
                                                                                   10.00             10.89             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.32            $10.84             --    2010
                                                                                    9.79             10.32             --    2009
                                                                                   10.57              9.79             --    2008
                                                                                   10.33             10.57             --    2007
                                                                                   10.00             10.33          9,187    2006
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $ 9.12            $11.24             --    2010
                                                                                    6.60              9.12             --    2009
                                                                                   10.88              6.60             --    2008
                                                                                    9.89             10.88          6,782    2007
                                                                                   10.00              9.89             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.18            $ 9.94             --    2010
                                                                                   10.40             10.18             --    2009
                                                                                   10.41             10.40             --    2008
                                                                                   10.16             10.41             --    2007
                                                                                   10.00             10.16          1,871    2006
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                                        $ 9.75            $ 9.52             --    2010
                                                                                    9.96              9.75             --    2009
                                                                                   10.00              9.96         38,396    2008
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 Premier Growth Equity Fund -- Class 1 Shares                      $ 8.98            $ 9.79             --    2010
                                                                     6.63              8.98             --    2009
                                                                    10.72              6.63             --    2008
                                                                    10.42             10.72             --    2007
                                                                    10.00             10.42             --    2006
------------------------------------------------------------------------------------------------------------------
 Real Estate Securities Fund -- Class 1 Shares                     $ 8.36            $10.53          4,574    2010
                                                                     6.31              8.36          5,677    2009
                                                                    10.10              6.31          6,495    2008
                                                                    12.15             10.10             --    2007
                                                                    10.00             12.15             --    2006
------------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index Fund                                             $ 8.37            $ 9.38             --    2010
                                                                     6.78              8.37             --    2009
                                                                    11.10              6.78             --    2008
                                                                    10.82             11.10          9,929    2007
                                                                    10.00             10.82             --    2006
------------------------------------------------------------------------------------------------------------------
 Small-Cap Equity Fund -- Class 1 Shares                           $ 7.71            $ 9.60             --    2010
                                                                     6.04              7.71             --    2009
                                                                     9.90              6.04             --    2008
                                                                     9.91              9.90             --    2007
                                                                    10.00              9.91             --    2006
------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 3 Shares                               $ 9.34            $ 9.97        554,386    2010
                                                                     7.93              9.34        591,958    2009
                                                                    11.50              7.93        611,306    2008
                                                                    10.56             11.50        505,756    2007
                                                                    10.00             10.56         45,329    2006
------------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1 Shares                                $ 9.13            $ 9.83             --    2010
                                                                     7.10              9.13             --    2009
                                                                    11.38              7.10             --    2008
                                                                    10.79             11.38             --    2007
                                                                    10.00             10.79             --    2006
------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 Genworth Calamos Growth Fund -- Service Shares                    $ 9.42            $11.50          4,117    2010
                                                                     6.41              9.42             --    2009
                                                                    10.00              6.41             --    2008
------------------------------------------------------------------------------------------------------------------
 Genworth Davis NY Venture Fund -- Service Shares                  $ 8.94            $ 9.72             --    2010
                                                                     7.00              8.94             --    2009
                                                                    10.00              7.00             --    2008
------------------------------------------------------------------------------------------------------------------
 Genworth Eaton Vance Large Cap Value Fund -- Service Shares       $ 8.59            $ 9.15         15,691    2010
                                                                     7.57              8.59         27,199    2009
                                                                    10.00              7.57         25,133    2008
------------------------------------------------------------------------------------------------------------------
 Genworth Enhanced International Index Fund -- Service
   Shares                                                          $10.00            $10.86             --    2010
------------------------------------------------------------------------------------------------------------------
 Genworth Goldman Sachs Enhanced Core Bond Index Fund --           $11.19            $11.49         40,971    2010
   Service Shares                                                   10.55             11.19         20,692    2009
                                                                    10.00             10.55         17,708    2008
------------------------------------------------------------------------------------------------------------------
 Genworth Legg Mason ClearBridge Aggressive Growth Fund --         $ 9.71            $11.74         12,228    2010
   Service Shares                                                    7.45              9.71         29,472    2009
                                                                    10.00              7.45         31,032    2008
------------------------------------------------------------------------------------------------------------------
 Genworth PIMCO StocksPLUS Fund -- Service Shares                  $10.27            $11.79         48,619    2010
                                                                     7.22             10.27         36,516    2009
                                                                    10.00              7.22         42,234    2008
------------------------------------------------------------------------------------------------------------------
 Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service            $ 8.46            $10.24         14,070    2010
   Shares                                                            6.56              8.46         11,186    2009
                                                                    10.00              6.56         11,766    2008
------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                              $11.37            $12.00        69,306     2010
                                                                     9.27             11.37        72,999     2009
                                                                    11.31              9.27        63,640     2008
                                                                    10.50             11.31        69,061     2007
                                                                    10.00             10.50        46,160     2006
------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                 $10.77            $11.19         8,491     2010
                                                                     7.55             10.77        26,331     2009
                                                                    13.88              7.55        30,379     2008
                                                                    10.41             13.88        13,414     2007
                                                                    10.00             10.41         4,535     2006
------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth                 $ 7.67            $ 9.34            --     2010
   Portfolio -- Class II                                             5.85              7.67            --     2009
                                                                    10.08              5.85            --     2008
                                                                    10.29             10.08            --     2007
                                                                    10.00             10.29            --     2006
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder             $ 7.56            $ 8.28        12,619     2010
   Portfolio -- Class II                                             6.31              7.56        13,435     2009
                                                                     9.94              6.31        13,654     2008
                                                                    10.00              9.94        14,433     2007
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value         $ 7.39            $ 8.41            --     2010
   Portfolio -- Class I                                              5.85              7.39            --     2009
                                                                     9.44              5.85            --     2008
                                                                    10.00              9.44            --     2007
------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class             $ 9.27            $10.16            --     2010
   Shares                                                            6.83              9.27            --     2009
                                                                    11.10              6.83            --     2008
                                                                    10.24             11.10            --     2007
                                                                    10.00             10.24            --     2006
------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Trust Series -- Service Class Shares             $ 9.18            $ 9.94            --     2010
                                                                     7.43              9.18            --     2009
                                                                    11.40              7.43            --     2008
                                                                    10.61             11.40            --     2007
                                                                    10.00             10.61            --     2006
------------------------------------------------------------------------------------------------------------------
 MFS(R) Total Return Series -- Service Class Shares                $ 9.42            $10.09        21,873     2010
                                                                     8.20              9.42        21,675     2009
                                                                    10.81              8.20        20,908     2008
                                                                    10.65             10.81        20,303     2007
                                                                    10.00             10.65        30,099     2006
------------------------------------------------------------------------------------------------------------------
 MFS(R) Utilities Series -- Service Class Shares                   $11.91            $13.20            --     2010
                                                                     9.18             11.91            --     2009
                                                                    15.12              9.18            --     2008
                                                                    12.14             15.12            --     2007
                                                                    10.00             12.14            --     2006
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
------------------------------------------------------------------------------------------------------------------
 Oppenheimer Balanced Fund/VA -- Service Shares                    $ 7.10            $ 7.81        15,275     2010
                                                                     5.98              7.10        16,023     2009
                                                                    10.86              5.98        15,699     2008
                                                                    10.75             10.86        13,556     2007
                                                                    10.00             10.75            --     2006
------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 $ 8.43            $ 8.98            --     2010
                                                                               5.99              8.43            --     2009
                                                                              11.28              5.99            --     2008
                                                                              10.15             11.28            --     2007
                                                                              10.00             10.15            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $ 8.67            $ 9.80        14,558     2010
                                                                               6.37              8.67        16,174     2009
                                                                              10.94              6.37        18,142     2008
                                                                              10.56             10.94            --     2007
                                                                              10.00             10.56            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 8.13            $ 9.19        62,205     2010
                                                                               6.50              8.13        40,231     2009
                                                                              10.85              6.50        41,445     2008
                                                                              10.67             10.85            --     2007
                                                                              10.00             10.67         8,021     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 7.73            $ 9.28        30,730     2010
                                                                               5.78              7.73         6,156     2009
                                                                               9.55              5.78         6,830     2008
                                                                               9.92              9.55        11,623     2007
                                                                              10.00              9.92            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 6.35            $ 7.89            --     2010
                                                                               4.92              6.35            --     2009
                                                                               9.92              4.92            --     2008
                                                                               9.58              9.92            --     2007
                                                                              10.00              9.58            --     2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.63            $11.73            --     2010
                                                                               8.97             10.63            --     2009
                                                                              10.92              8.97            --     2008
                                                                              10.34             10.92            --     2007
                                                                              10.00             10.34            --     2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.83            $12.10        11,749     2010
                                                                               7.91             10.83         8,716     2009
                                                                              10.58              7.91         9,854     2008
                                                                              10.47             10.58            --     2007
                                                                              10.00             10.47         3,634     2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.12            $13.21            --     2010
                                                                              12.98             12.12         7,536     2009
                                                                              11.33             12.98         5,769     2008
                                                                              10.58             11.33        12,871     2007
                                                                              10.00             10.58         3,560     2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.49            $11.81        58,422     2010
                                                                              10.38             11.49        64,910     2009
                                                                              10.68             10.38        57,703     2008
                                                                              10.19             10.68        82,448     2007
                                                                              10.00             10.19            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.46            $13.16        35,900     2010
                                                                              11.19             12.46        18,633     2009
                                                                              10.94             11.19        16,708     2008
                                                                              10.30             10.94        13,410     2007
                                                                              10.00             10.30        18,386     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $ 9.90            $11.45            --     2010
                                                                  6.67              9.90            --     2009
                                                                 11.76              6.67            --     2008
                                                                 10.22             11.76            --     2007
                                                                 10.00             10.22            --     2006
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $ 9.24            $10.05            --     2010
                                                                  6.63              9.24            --     2009
                                                                 10.88              6.63            --     2008
                                                                  9.99             10.88            --     2007
                                                                 10.00              9.99            --     2006
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $10.30            $10.80            --     2010
                                                                  6.70             10.30            --     2009
                                                                 11.32              6.70            --     2008
                                                                 10.53             11.32        12,928     2007
                                                                 10.00             10.53         8,096     2006
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $10.83            $13.49            --     2010
                                                                  6.29             10.83         4,375     2009
                                                                 13.76              6.29         6,260     2008
                                                                  9.54             13.76         2,798     2007
                                                                 10.00              9.54            --     2006
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $10.00            $12.55            --     2010
---------------------------------------------------------------------------------------------------------------

         LIFETIME INCOME PLUS (FOR JOINT ANNUITANT CONTRACTS) ELECTED




                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 7.06            $ 7.36             --    2010
                                                                               4.90              7.06             --    2009
                                                                              10.44              4.90             --    2008
                                                                              10.56             10.44             --    2007
                                                                              10.00             10.56             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 7.11            $ 8.01             --    2010
                                                                               6.02              7.11             --    2009
                                                                              10.73              6.02             --    2008
                                                                               9.82             10.73             --    2007
                                                                              10.00              9.82             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.66            $10.32             --    2010
                                                                               7.71              9.66             --    2009
                                                                              11.32              7.71             --    2008
                                                                              10.74             11.32             --    2007
                                                                              10.00             10.74             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $ 9.34            $10.26         16,897    2010
                                                                               7.10              9.34         28,917    2009
                                                                              12.23              7.10         31,458    2008
                                                                              10.96             12.23         54,717    2007
                                                                              10.00             10.96         37,878    2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $ 8.70            $10.15             --    2010
                                                                               5.39              8.70             --    2009
                                                                              10.85              5.39             --    2008
                                                                               9.54             10.85             --    2007
                                                                              10.00              9.54             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 8.14            $ 9.18             81    2010
                                                                               6.50              8.14            584    2009
                                                                              10.37              6.50            645    2008
                                                                              10.89             10.37         52,110    2007
                                                                              10.00             10.89         12,612    2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.73            $ 9.54         94,403    2010
                                                                               7.31              8.73        101,514    2009
                                                                               9.69              7.31        104,725    2008
                                                                              10.00              9.69        116,287    2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.40            $ 9.03             --    2010
                                                                               6.92              8.40             --    2009
                                                                              10.16              6.92             --    2008
                                                                              10.00             10.16             --    2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $ 9.12            $10.55             --    2010
                                                                               6.10              9.12             --    2009
                                                                              11.91              6.10             --    2008
                                                                              10.19             11.91             --    2007
                                                                              10.00             10.19             --    2006
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 7.64            $ 8.41             --    2010
                                                                               6.51              7.64             --    2009
                                                                              11.25              6.51             --    2008
                                                                              11.00             11.25             --    2007
                                                                              10.00             11.00             --    2006
----------------------------------------------------------------------------------------------------------------------------


                                                                                     ACCUMULATION      ACCUMULATION
                                                                                    UNIT VALUES AT    UNIT VALUES AT
SUBACCOUNTS                                                                       BEGINNING OF PERIOD END OF PERIOD
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                            $ 6.85            $ 6.97
                                                                                          5.23              6.85
                                                                                         11.47              5.23
                                                                                         11.14             11.47
                                                                                         10.00             11.14
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio--Class B                                 $ 8.56            $ 9.18
                                                                                          6.40              8.56
                                                                                         10.91              6.40
                                                                                          9.84             10.91
                                                                                         10.00              9.84
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio--Class B                                 $ 7.61            $10.14
                                                                                          5.52              7.61
                                                                                         10.41              5.52
                                                                                          9.39             10.41
                                                                                         10.00              9.39
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                              $11.16            $11.44
                                                                                         10.38             11.16
                                                                                         10.81             10.38
                                                                                         10.12             10.81
                                                                                         10.00             10.12
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                   $ 8.63            $ 9.47
                                                                                          6.76              8.63
                                                                                         10.98              6.76
                                                                                         11.09             10.98
                                                                                         10.00             11.09
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                             $10.97            $11.74
                                                                                          9.30             10.97
                                                                                         11.87              9.30
                                                                                         10.42             11.87
                                                                                         10.00             10.42
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                              $ 7.54            $ 8.46
                                                                                          6.10              7.54
                                                                                         10.58              6.10
                                                                                         10.04             10.58
                                                                                         10.00             10.04
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                           $ 6.98            $ 8.74
                                                                                          5.59              6.98
                                                                                          9.58              5.59
                                                                                          9.94              9.58
                                                                                         10.00              9.94
---------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              $ 8.50            $10.08
                                                                                          6.88              8.50
                                                                                         11.65              6.88
                                                                                         10.16             11.65
                                                                                         10.00             10.16
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         $ 8.32            $ 9.23
                                                                                          6.18              8.32
                                                                                         12.30              6.18
                                                                                         10.54             12.30
                                                                                         10.00             10.54
---------------------------------------------------------------------------------------------------------------------


                                                                                    NUMBER OF
                                                                                  ACCUMULATION
                                                                                    UNITS AT
SUBACCOUNTS                                                                       END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                          49,797    2010
                                                                                      54,500    2009
                                                                                      59,237    2008
                                                                                     135,826    2007
                                                                                      86,935    2006
----------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio--Class B                                   --    2010
                                                                                          --    2009
                                                                                          --    2008
                                                                                          --    2007
                                                                                          --    2006
----------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio--Class B                                   --    2010
                                                                                          --    2009
                                                                                          --    2008
                                                                                          --    2007
                                                                                          --    2006
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                            37,412    2010
                                                                                      60,892    2009
                                                                                      52,788    2008
                                                                                          --    2007
                                                                                          --    2006
----------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                     --    2010
                                                                                          --    2009
                                                                                          --    2008
                                                                                          --    2007
                                                                                          --    2006
----------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          431,545    2010
                                                                                     450,236    2009
                                                                                     491,238    2008
                                                                                     548,486    2007
                                                                                     256,650    2006
----------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                                --    2010
                                                                                          --    2009
                                                                                          --    2008
                                                                                          --    2007
                                                                                          --    2006
----------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                             --    2010
                                                                                          --    2009
                                                                                          --    2008
                                                                                          --    2007
                                                                                          --    2006
----------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                                --    2010
                                                                                          --    2009
                                                                                          --    2008
                                                                                          --    2007
                                                                                          --    2006
----------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B       18,761    2010
                                                                                      22,306    2009
                                                                                      25,135    2008
                                                                                      54,640    2007
                                                                                      46,412    2006
----------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          $10.10            $10.76            55     2010
                                                                          7.18             10.10        17,045     2009
                                                                         10.10              7.18        19,148     2008
                                                                         10.19             10.10        43,519     2007
                                                                         10.00             10.19            --     2006
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II--Service Shares                    $11.37            $12.69            --     2010
                                                                          7.65             11.37            --     2009
                                                                         10.61              7.65            --     2008
                                                                         10.54             10.61            --     2007
                                                                         10.00             10.54            --     2006
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II--Service Shares                            $ 8.65            $ 9.94        26,088     2010
                                                                          6.87              8.65        19,948     2009
                                                                         12.12              6.87        20,699     2008
                                                                         10.30             12.12            --     2007
                                                                         10.00             10.30            --     2006
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $ 9.52            $10.94        39,426     2010
                                                                          7.06              9.52        44,688     2009
                                                                         10.99              7.06        53,941     2008
                                                                         10.36             10.99        49,125     2007
                                                                         10.00             10.36        27,684     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 8.64            $ 9.85            76     2010
                                                                          6.54              8.64         1,019     2009
                                                                         11.69              6.54         1,201     2008
                                                                         10.22             11.69        47,571     2007
                                                                         10.00             10.22        26,549     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 7.99            $ 9.19            --     2010
                                                                          6.03              7.99            --     2009
                                                                         10.54              6.03            --     2008
                                                                         10.12             10.54            --     2007
                                                                         10.00             10.12            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 7.65            $ 8.58            70     2010
                                                                          6.04              7.65            72     2009
                                                                         10.83              6.04            74     2008
                                                                         10.96             10.83        39,984     2007
                                                                         10.00             10.96            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 7.97            $ 9.63            --     2010
                                                                          6.38              7.97            --     2009
                                                                         12.42              6.38            --     2008
                                                                         10.05             12.42            --     2007
                                                                         10.00             10.05            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 8.07            $ 9.01            --     2010
                                                                          6.51              8.07            --     2009
                                                                         11.49              6.51            --     2008
                                                                         10.53             11.49            --     2007
                                                                         10.00             10.53            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $10.65            $11.18            53     2010
                                                                          9.46             10.65            51     2009
                                                                         10.04              9.46            46     2008
                                                                         10.00             10.04        43,958     2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 8.83            $11.07              27   2010
                                                                                    6.47              8.83              31   2009
                                                                                   10.99              6.47              35   2008
                                                                                    9.77             10.99          19,888   2007
                                                                                   10.00              9.77              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 7.90            $ 9.74              --   2010
                                                                                    5.16              7.90              --   2009
                                                                                   10.85              5.16              --   2008
                                                                                   10.55             10.85              --   2007
                                                                                   10.00             10.55              --   2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.13            $11.14         797,196   2010
                                                                                    7.66             10.13         954,123   2009
                                                                                   11.17              7.66       1,053,971   2008
                                                                                   11.03             11.17       1,034,194   2007
                                                                                   10.00             11.03         524,058   2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 7.86            $ 8.45          17,475   2010
                                                                                    6.18              7.86          10,639   2009
                                                                                    9.88              6.18          11,686   2008
                                                                                   10.00              9.88          10,358   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.26            $ 8.96          28,662   2010
                                                                                    6.72              8.26          52,792   2009
                                                                                   10.95              6.72          53,124   2008
                                                                                   10.85             10.95             937   2007
                                                                                   10.00             10.85          25,313   2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.89            $ 8.26              --   2010
                                                                                    6.17              7.89              --   2009
                                                                                   10.96              6.17              --   2008
                                                                                   10.98             10.96              --   2007
                                                                                   10.00             10.98              --   2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 9.35            $10.18              --   2010
                                                                                    7.65              9.35              --   2009
                                                                                   11.69              7.65              --   2008
                                                                                   10.89             11.69              --   2007
                                                                                   10.00             10.89              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.28            $10.78              --   2010
                                                                                    9.77             10.28           1,995   2009
                                                                                   10.55              9.77           1,790   2008
                                                                                   10.32             10.55           2,410   2007
                                                                                   10.00             10.32          65,766   2006
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $ 9.09            $11.19              27   2010
                                                                                    6.59              9.09              31   2009
                                                                                   10.86              6.59              35   2008
                                                                                    9.89             10.86          20,021   2007
                                                                                   10.00              9.89              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.14            $ 9.89          55,275   2010
                                                                                   10.37             10.14          34,969   2009
                                                                                   10.39             10.37         125,224   2008
                                                                                   10.16             10.39          13,750   2007
                                                                                   10.00             10.16          42,270   2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                     $ 8.95            $ 9.74              --
                                                                                     6.61              8.95              --
                                                                                    10.70              6.61              --
                                                                                    10.41             10.70              --
                                                                                    10.00             10.41              --
------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                    $ 8.33            $10.48           8,319
                                                                                     6.29              8.33          10,324
                                                                                    10.08              6.29          11,630
                                                                                    12.14             10.08              --
                                                                                    10.00             12.14              --
------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                            $ 8.33            $ 9.34              48
                                                                                     6.76              8.33              50
                                                                                    11.08              6.76              49
                                                                                    10.81             11.08          29,319
                                                                                    10.00             10.81              --
------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                          $ 7.68            $ 9.56              --
                                                                                     6.02              7.68              --
                                                                                     9.89              6.02              --
                                                                                     9.90              9.89              --
                                                                                    10.00              9.90              --
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                              $ 9.30            $ 9.92       1,352,001
                                                                                     7.91              9.30       1,479,358
                                                                                    11.48              7.91       1,666,520
                                                                                    10.55             11.48       1,863,740
                                                                                    10.00             10.55         990,302
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                               $ 9.10            $ 9.78              --
                                                                                     7.08              9.10              --
                                                                                    11.36              7.08              --
                                                                                    10.78             11.36              --
                                                                                    10.00             10.78              --
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $ 9.40            $11.47           7,429
                                                                                     6.41              9.40              --
                                                                                    10.00              6.41              --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $ 8.93            $ 9.69              --
                                                                                     7.00              8.93              --
                                                                                    10.00              7.00              --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $ 8.58            $ 9.13          28,276
                                                                                     7.57              8.58          49,642
                                                                                    10.00              7.57          46,376
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.00            $10.85              --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.18            $11.46          74,553
                                                                                    10.55             11.18          37,853
                                                                                    10.00             10.55          32,843
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $ 9.69            $11.71          22,081
                                                                                     7.44              9.69          53,406
                                                                                    10.00              7.44          57,298
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $10.26            $11.76          87,707
                                                                                     7.22             10.26          66,561
                                                                                    10.00              7.22          77,954
------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                    $ 8.45            $10.21          25,247
                                                                                     6.55              8.45          20,289
                                                                                    10.00              6.55          21,749
------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                               2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                              2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                      2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                    2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                         2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares              2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------

                                                                                                                     NUMBER OF
                                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                                $11.32            $11.94         56,238
                                                                                        9.24             11.32         70,983
                                                                                       11.29              9.24         67,440
                                                                                       10.49             11.29         98,271
                                                                                       10.00             10.49         41,694
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                   $10.72            $11.14         15,432
                                                                                        7.53             10.72         49,111
                                                                                       13.86              7.53         57,276
                                                                                       10.40             13.86         40,622
                                                                                       10.00             10.40         32,430
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II             $ 7.64            $ 9.29             --
                                                                                        5.83              7.64             --
                                                                                       10.07              5.83             --
                                                                                       10.28             10.07             --
                                                                                       10.00             10.28             --
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II         $ 7.54            $ 8.25          2,616
                                                                                        6.30              7.54          2,829
                                                                                        9.93              6.30          2,998
                                                                                       10.00              9.93         17,995
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --              $ 7.37            $ 8.38             --
   Class I                                                                              5.84              7.37             --
                                                                                        9.44              5.84             --
                                                                                       10.00              9.44             --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                        $ 9.24            $10.11             --
                                                                                        6.81              9.24             --
                                                                                       11.08              6.81             --
                                                                                       10.23             11.08             --
                                                                                       10.00             10.23             --
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                               $ 9.15            $ 9.89             --
                                                                                        7.41              9.15             --
                                                                                       11.38              7.41             --
                                                                                       10.60             11.38             --
                                                                                       10.00             10.60             --
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                                  $ 9.39            $10.04        141,051
                                                                                        8.18              9.39         38,572
                                                                                       10.79              8.18         38,623
                                                                                       10.64             10.79         41,521
                                                                                       10.00             10.64          6,537
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                     $11.86            $13.14             --
                                                                                        9.15             11.86             --
                                                                                       15.09              9.15             --
                                                                                       12.13             15.09             --
                                                                                       10.00             12.13             --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                      $ 7.07            $ 7.78         16,057
                                                                                        5.96              7.07         19,285
                                                                                       10.84              5.96         78,789
                                                                                       10.74             10.84         14,889
                                                                                       10.00             10.74          8,228
---------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                     YEAR
------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II       2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II   2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --        2010
   Class I                                                                      2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 $ 8.40            $ 8.94             --    2010
                                                                               5.97              8.40             --    2009
                                                                              11.26              5.97             --    2008
                                                                              10.14             11.26             --    2007
                                                                              10.00             10.14             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $ 8.64            $ 9.75         26,340    2010
                                                                               6.35              8.64         29,605    2009
                                                                              10.92              6.35         33,538    2008
                                                                              10.55             10.92             --    2007
                                                                              10.00             10.55             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 8.10            $ 9.15        112,466    2010
                                                                               6.48              8.10         75,792    2009
                                                                              10.83              6.48         79,265    2008
                                                                              10.66             10.83          2,132    2007
                                                                              10.00             10.66         57,665    2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 7.70            $ 9.24         55,533    2010
                                                                               5.76              7.70         11,234    2009
                                                                               9.53              5.76         12,633    2008
                                                                               9.91              9.53         33,967    2007
                                                                              10.00              9.91             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 6.33            $ 7.85             --    2010
                                                                               4.90              6.33             --    2009
                                                                               9.90              4.90             --    2008
                                                                               9.57              9.90             --    2007
                                                                              10.00              9.57             --    2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.59            $11.68             --    2010
                                                                               8.94             10.59             --    2009
                                                                              10.90              8.94             --    2008
                                                                              10.33             10.90             --    2007
                                                                              10.00             10.33             --    2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.79            $12.05         21,352    2010
                                                                               7.88             10.79         16,673    2009
                                                                              10.57              7.88         19,313    2008
                                                                              10.47             10.57            962    2007
                                                                              10.00             10.47         26,080    2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.08            $13.15             45    2010
                                                                              12.95             12.08         14,628    2009
                                                                              11.31             12.95         11,233    2008
                                                                              10.57             11.31         40,274    2007
                                                                              10.00             10.57         25,376    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.45            $11.76         87,581    2010
                                                                              10.35             11.45        119,115    2009
                                                                              10.66             10.35        107,712    2008
                                                                              10.18             10.66        248,193    2007
                                                                              10.00             10.18             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.42            $13.09         65,514    2010
                                                                              11.16             12.42         37,491    2009
                                                                              10.92             11.16         34,273    2008
                                                                              10.29             10.92         45,205    2007
                                                                              10.00             10.29        131,430    2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $ 9.86            $11.40            --     2010
                                                                  6.65              9.86            --     2009
                                                                 11.74              6.65            --     2008
                                                                 10.22             11.74            --     2007
                                                                 10.00             10.22            --     2006
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $ 9.20            $10.00            --     2010
                                                                  6.61              9.20            --     2009
                                                                 10.86              6.61            --     2008
                                                                  9.98             10.86            --     2007
                                                                 10.00              9.98            --     2006
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $10.26            $10.74            55     2010
                                                                  6.68             10.26         1,842     2009
                                                                 11.30              6.68         2,507     2008
                                                                 10.52             11.30        40,286     2007
                                                                 10.00             10.52        57,996     2006
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $10.79            $13.42            11     2010
                                                                  6.27             10.79         8,029     2009
                                                                 13.74              6.27        11,802     2008
                                                                  9.54             13.74         8,180     2007
                                                                 10.00              9.54            --     2006
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $10.00            $12.55            --     2010
---------------------------------------------------------------------------------------------------------------

      LIFETIME INCOME PLUS 2007 (FOR SINGLE ANNUITANT CONTRACTS) ELECTED




                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 7.06            $ 7.36             --    2010
                                                                               4.90              7.06             --    2009
                                                                              10.44              4.90             --    2008
                                                                              10.56             10.44             --    2007
                                                                              10.00             10.56             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 7.11            $ 8.01             --    2010
                                                                               6.02              7.11             --    2009
                                                                              10.73              6.02             --    2008
                                                                               9.82             10.73             --    2007
                                                                              10.00              9.82             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.66            $10.32             --    2010
                                                                               7.71              9.66             --    2009
                                                                              11.32              7.71             --    2008
                                                                              10.74             11.32             --    2007
                                                                              10.00             10.74             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $ 9.34            $10.26         79,751    2010
                                                                               7.10              9.34        133,379    2009
                                                                              12.23              7.10        155,185    2008
                                                                              10.96             12.23        215,130    2007
                                                                              10.00             10.96             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 8.14            $ 9.18            178    2010
                                                                               6.50              8.14            206    2009
                                                                              10.37              6.50            235    2008
                                                                              10.89             10.37        207,984    2007
                                                                              10.00             10.89             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.73            $ 9.54        131,774    2010
                                                                               7.31              8.73        115,589    2009
                                                                               9.69              7.31        115,776    2008
                                                                              10.00              9.69         73,157    2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.40            $ 9.03        126,163    2010
                                                                               6.92              8.40        125,533    2009
                                                                              10.16              6.92        126,266    2008
                                                                              10.00             10.16         98,797    2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $ 9.12            $10.55             --    2010
                                                                               6.10              9.12             --    2009
                                                                              11.91              6.10             --    2008
                                                                              10.19             11.91             --    2007
                                                                              10.00             10.19             --    2006
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 7.64            $ 8.41             --    2010
                                                                               6.51              7.64             --    2009
                                                                              11.25              6.51             --    2008
                                                                              11.00             11.25             --    2007
                                                                              10.00             11.00             --    2006
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 $ 6.85            $ 6.97        235,036    2010
                                                                               5.23              6.85        242,333    2009
                                                                              11.47              5.23        281,180    2008
                                                                              11.14             11.47        534,433    2007
                                                                              10.00             11.14             --    2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 AllianceBernstein Large Cap Growth Portfolio -- Class B           $ 8.56            $ 9.18              --   2010
                                                                     6.40              8.56              --   2009
                                                                    10.91              6.40              --   2008
                                                                     9.84             10.91              --   2007
                                                                    10.00              9.84              --   2006
------------------------------------------------------------------------------------------------------------------
 AllianceBernstein Small Cap Growth Portfolio -- Class B           $ 7.61            $10.14              --   2010
                                                                     5.52              7.61              --   2009
                                                                    10.41              5.52              --   2008
                                                                     9.39             10.41              --   2007
                                                                    10.00              9.39              --   2006
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
------------------------------------------------------------------------------------------------------------------
 VP Inflation Protection Fund -- Class II                          $11.16            $11.44         176,523   2010
                                                                    10.38             11.16         294,706   2009
                                                                    10.81             10.38         274,284   2008
                                                                    10.12             10.81              --   2007
                                                                    10.00             10.12              --   2006
------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
------------------------------------------------------------------------------------------------------------------
 BlackRock Basic Value V.I. Fund -- Class III Shares               $ 8.63            $ 9.47              --   2010
                                                                     6.76              8.63              --   2009
                                                                    10.98              6.76              --   2008
                                                                    11.09             10.98              --   2007
                                                                    10.00             11.09              --   2006
------------------------------------------------------------------------------------------------------------------
 BlackRock Global Allocation V.I. Fund -- Class III Shares         $10.97            $11.74       2,665,931   2010
                                                                     9.30             10.97       2,773,546   2009
                                                                    11.87              9.30       2,718,402   2008
                                                                    10.42             11.87       2,564,237   2007
                                                                    10.00             10.42              --   2006
------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares          $ 7.54            $ 8.46              --   2010
                                                                     6.10              7.54              --   2009
                                                                    10.58              6.10              --   2008
                                                                    10.04             10.58              --   2007
                                                                    10.00             10.04              --   2006
------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares       $ 6.98            $ 8.74              --   2010
                                                                     5.59              6.98              --   2009
                                                                     9.58              5.59              --   2008
                                                                     9.94              9.58              --   2007
                                                                    10.00              9.94              --   2006
------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
------------------------------------------------------------------------------------------------------------------
 Columbia Marsico Growth Fund, Variable Series -- Class A          $ 8.50            $10.08              --   2010
                                                                     6.88              8.50              --   2009
                                                                    11.65              6.88              --   2008
                                                                    10.16             11.65              --   2007
                                                                    10.00             10.16              --   2006
------------------------------------------------------------------------------------------------------------------
 Columbia Marsico International Opportunities Fund,                $ 8.32            $ 9.23          88,467   2010
   Variable Series -- Class B                                        6.18              8.32          99,272   2009
                                                                    12.30              6.18         119,507   2008
                                                                    10.54             12.30         213,996   2007
                                                                    10.00             10.54              --   2006
------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                      $10.10            $10.76             122   2010
                                                                     7.18             10.10          82,443   2009
                                                                    10.10              7.18          99,114   2008
                                                                    10.19             10.10         174,146   2007
                                                                    10.00             10.19              --   2006
------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $11.37            $12.69             --    2010
                                                                          7.65             11.37             --    2009
                                                                         10.61              7.65             --    2008
                                                                         10.54             10.61             --    2007
                                                                         10.00             10.54             --    2006
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $ 8.65            $ 9.94        123,444    2010
                                                                          6.87              8.65         96,666    2009
                                                                         12.12              6.87        107,660    2008
                                                                         10.30             12.12             --    2007
                                                                         10.00             10.30             --    2006
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $ 9.52            $10.94        359,726    2010
                                                                          7.06              9.52        337,988    2009
                                                                         10.99              7.06        401,794    2008
                                                                         10.36             10.99        284,840    2007
                                                                         10.00             10.36             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 8.64            $ 9.85            166    2010
                                                                          6.54              8.64            194    2009
                                                                         11.69              6.54            233    2008
                                                                         10.22             11.69        187,867    2007
                                                                         10.00             10.22             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 7.99            $ 9.19             --    2010
                                                                          6.03              7.99             --    2009
                                                                         10.54              6.03             --    2008
                                                                         10.12             10.54             --    2007
                                                                         10.00             10.12             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 7.65            $ 8.58            153    2010
                                                                          6.04              7.65            175    2009
                                                                         10.83              6.04            203    2008
                                                                         10.96             10.83        161,144    2007
                                                                         10.00             10.96             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 7.97            $ 9.63             --    2010
                                                                          6.38              7.97             --    2009
                                                                         12.42              6.38             --    2008
                                                                         10.05             12.42             --    2007
                                                                         10.00             10.05             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 8.07            $ 9.01             --    2010
                                                                          6.51              8.07             --    2009
                                                                         11.49              6.51             --    2008
                                                                         10.53             11.49             --    2007
                                                                         10.00             10.53             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $10.65            $11.18            117    2010
                                                                          9.46             10.65            127    2009
                                                                         10.04              9.46            124    2008
                                                                         10.00             10.04        175,607    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $ 8.83            $11.07             59    2010
                                                                          6.47              8.83             76    2009
                                                                         10.99              6.47             94    2008
                                                                          9.77             10.99         80,057    2007
                                                                         10.00              9.77             --    2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 7.90            $ 9.74              --   2010
                                                                                    5.16              7.90              --   2009
                                                                                   10.85              5.16              --   2008
                                                                                   10.55             10.85              --   2007
                                                                                   10.00             10.55              --   2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.13            $11.14       3,337,905   2010
                                                                                    7.66             10.13       3,692,445   2009
                                                                                   11.17              7.66       4,233,300   2008
                                                                                   11.03             11.17       3,920,264   2007
                                                                                   10.00             11.03              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 7.86            $ 8.45       1,404,345   2010
                                                                                    6.18              7.86       1,538,372   2009
                                                                                    9.88              6.18       1,672,120   2008
                                                                                   10.00              9.88       1,474,482   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.26            $ 8.96         135,914   2010
                                                                                    6.72              8.26         251,110   2009
                                                                                   10.95              6.72         270,269   2008
                                                                                   10.85             10.95              --   2007
                                                                                   10.00             10.85              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.89            $ 8.26              --   2010
                                                                                    6.17              7.89              --   2009
                                                                                   10.96              6.17              --   2008
                                                                                   10.98             10.96              --   2007
                                                                                   10.00             10.98              --   2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 9.35            $10.18              --   2010
                                                                                    7.65              9.35              --   2009
                                                                                   11.69              7.65              --   2008
                                                                                   10.89             11.69              --   2007
                                                                                   10.00             10.89              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.28            $10.78              --   2010
                                                                                    9.77             10.28              --   2009
                                                                                   10.55              9.77              --   2008
                                                                                   10.32             10.55              --   2007
                                                                                   10.00             10.32              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $ 9.09            $11.19              58   2010
                                                                                    6.59              9.09              74   2009
                                                                                   10.86              6.59              94   2008
                                                                                    9.89             10.86          80,636   2007
                                                                                   10.00              9.89              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.14            $ 9.89         108,125   2010
                                                                                   10.37             10.14          91,737   2009
                                                                                   10.39             10.37          64,590   2008
                                                                                   10.16             10.39              --   2007
                                                                                   10.00             10.16              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $ 8.95            $ 9.74              --   2010
                                                                                    6.61              8.95              --   2009
                                                                                   10.70              6.61              --   2008
                                                                                   10.41             10.70              --   2007
                                                                                   10.00             10.41              --   2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
 Real Estate Securities Fund -- Class 1 Shares                          $ 8.33            $10.48          39,336   2010
                                                                          6.29              8.33          50,065   2009
                                                                         10.08              6.29          61,009   2008
                                                                         12.14             10.08              --   2007
                                                                         10.00             12.14              --   2006
-----------------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index Fund                                                  $ 8.33            $ 9.34           1,522   2010
                                                                          6.76              8.33           1,627   2009
                                                                         11.08              6.76             135   2008
                                                                         10.81             11.08         118,116   2007
                                                                         10.00             10.81              --   2006
-----------------------------------------------------------------------------------------------------------------------
 Small-Cap Equity Fund -- Class 1 Shares                                $ 7.68            $ 9.56              --   2010
                                                                          6.02              7.68              --   2009
                                                                          9.89              6.02              --   2008
                                                                          9.90              9.89              --   2007
                                                                         10.00              9.90              --   2006
-----------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 3 Shares                                    $ 9.30            $ 9.92       6,897,895   2010
                                                                          7.91              9.30       7,507,934   2009
                                                                         11.48              7.91       7,987,133   2008
                                                                         10.55             11.48       7,837,222   2007
                                                                         10.00             10.55              --   2006
-----------------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1 Shares                                     $ 9.10            $ 9.78              --   2010
                                                                          7.08              9.10              --   2009
                                                                         11.36              7.08              --   2008
                                                                         10.78             11.36              --   2007
                                                                         10.00             10.78              --   2006
-----------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------
 Genworth Calamos Growth Fund -- Service Shares                         $ 9.40            $11.47          35,180   2010
                                                                          6.41              9.40              --   2009
                                                                         10.00              6.41              --   2008
-----------------------------------------------------------------------------------------------------------------------
 Genworth Davis NY Venture Fund -- Service Shares                       $ 8.93            $ 9.69              --   2010
                                                                          7.00              8.93              --   2009
                                                                         10.00              7.00              --   2008
-----------------------------------------------------------------------------------------------------------------------
 Genworth Eaton Vance Large Cap Value Fund -- Service Shares            $ 8.58            $ 9.13         134,075   2010
                                                                          7.57              8.58         240,546   2009
                                                                         10.00              7.57         240,767   2008
-----------------------------------------------------------------------------------------------------------------------
 Genworth Enhanced International Index Fund -- Service Shares           $10.00            $10.85              --   2010
-----------------------------------------------------------------------------------------------------------------------
 Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service        $11.18            $11.46         351,848   2010
   Shares                                                                10.55             11.18         183,245   2009
                                                                         10.00             10.55         170,491   2008
-----------------------------------------------------------------------------------------------------------------------
 Genworth Legg Mason ClearBridge Aggressive Growth Fund --              $ 9.69            $11.71         104,553   2010
   Service Shares                                                         7.44              9.69         259,208   2009
                                                                         10.00              7.44         297,438   2008
-----------------------------------------------------------------------------------------------------------------------
 Genworth PIMCO StocksPLUS Fund -- Service Shares                       $10.26            $11.76         415,641   2010
                                                                          7.22             10.26         322,479   2009
                                                                         10.00              7.22         404,646   2008
-----------------------------------------------------------------------------------------------------------------------
 Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares          $ 8.45            $10.21         119,814   2010
                                                                          6.55              8.45          98,468   2009
                                                                         10.00              6.55         112,931   2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $11.32            $11.94        297,616    2010
                                                                                    9.24             11.32        300,305    2009
                                                                                   11.29              9.24        228,043    2008
                                                                                   10.49             11.29        157,206    2007
                                                                                   10.00             10.49             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $10.72            $11.14         72,926    2010
                                                                                    7.53             10.72        233,149    2009
                                                                                   13.86              7.53        291,347    2008
                                                                                   10.40             13.86        159,718    2007
                                                                                   10.00             10.40             --    2006
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 7.64            $ 9.29             --    2010
                                                                                    5.83              7.64             --    2009
                                                                                   10.07              5.83             --    2008
                                                                                   10.28             10.07             --    2007
                                                                                   10.00             10.28             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 7.37            $ 8.38             --    2010
   Class I                                                                          5.84              7.37             --    2009
                                                                                    9.44              5.84             --    2008
                                                                                   10.00              9.44             --    2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 9.24            $10.11             --    2010
                                                                                    6.81              9.24             --    2009
                                                                                   11.08              6.81             --    2008
                                                                                   10.23             11.08             --    2007
                                                                                   10.00             10.23             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 9.15            $ 9.89             --    2010
                                                                                    7.41              9.15             --    2009
                                                                                   11.38              7.41             --    2008
                                                                                   10.60             11.38             --    2007
                                                                                   10.00             10.60             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 9.39            $10.04        181,054    2010
                                                                                    8.18              9.39        173,978    2009
                                                                                   10.79              8.18        172,786    2008
                                                                                   10.64             10.79        164,946    2007
                                                                                   10.00             10.64             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $11.86            $13.14             --    2010
                                                                                    9.15             11.86             --    2009
                                                                                   15.09              9.15             --    2008
                                                                                   12.13             15.09             --    2007
                                                                                   10.00             12.13             --    2006
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 7.07            $ 7.78        117,011    2010
                                                                                    5.96              7.07        124,895    2009
                                                                                   10.84              5.96        112,872    2008
                                                                                   10.74             10.84         93,011    2007
                                                                                   10.00             10.74             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      $ 8.40            $ 8.94             --    2010
                                                                                    5.97              8.40             --    2009
                                                                                   11.26              5.97             --    2008
                                                                                   10.14             11.26             --    2007
                                                                                   10.00             10.14             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $ 8.64            $ 9.75        124,759    2010
                                                                               6.35              8.64        143,347    2009
                                                                              10.92              6.35        174,090    2008
                                                                              10.55             10.92             --    2007
                                                                              10.00             10.55             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 8.10            $ 9.15        532,935    2010
                                                                               6.48              8.10        356,355    2009
                                                                              10.83              6.48        398,219    2008
                                                                              10.66             10.83             --    2007
                                                                              10.00             10.66             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 7.70            $ 9.24        262,956    2010
                                                                               5.76              7.70         54,379    2009
                                                                               9.53              5.76         65,587    2008
                                                                               9.91              9.53        137,127    2007
                                                                              10.00              9.91             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 6.33            $ 7.85             --    2010
                                                                               4.90              6.33             --    2009
                                                                               9.90              4.90             --    2008
                                                                               9.57              9.90             --    2007
                                                                              10.00              9.57             --    2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.59            $11.68             --    2010
                                                                               8.94             10.59             --    2009
                                                                              10.90              8.94             --    2008
                                                                              10.33             10.90             --    2007
                                                                              10.00             10.33             --    2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.79            $12.05        100,931    2010
                                                                               7.88             10.79         77,094    2009
                                                                              10.57              7.88         95,319    2008
                                                                              10.47             10.57             --    2007
                                                                              10.00             10.47             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.08            $13.15            100    2010
                                                                              12.95             12.08         67,316    2009
                                                                              11.31             12.95         55,517    2008
                                                                              10.57             11.31        156,845    2007
                                                                              10.00             10.57             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.45            $11.76        412,808    2010
                                                                              10.35             11.45        576,205    2009
                                                                              10.66             10.35        558,314    2008
                                                                              10.18             10.66        992,528    2007
                                                                              10.00             10.18             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.42            $13.09        310,937    2010
                                                                              11.16             12.42        165,856    2009
                                                                              10.92             11.16        161,429    2008
                                                                              10.29             10.92        161,942    2007
                                                                              10.00             10.29             --    2006
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $ 9.86            $11.40             --    2010
                                                                               6.65              9.86             --    2009
                                                                              11.74              6.65             --    2008
                                                                              10.22             11.74             --    2007
                                                                              10.00             10.22             --    2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $ 9.20            $10.00             --    2010
                                                                  6.61              9.20             --    2009
                                                                 10.86              6.61             --    2008
                                                                  9.98             10.86             --    2007
                                                                 10.00              9.98             --    2006
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $10.26            $10.74            122    2010
                                                                  6.68             10.26            131    2009
                                                                 11.30              6.68            182    2008
                                                                 10.52             11.30        153,997    2007
                                                                 10.00             10.52             --    2006
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $10.79            $13.42             24    2010
                                                                  6.27             10.79         38,904    2009
                                                                 13.74              6.27         60,835    2008
                                                                  9.54             13.74         32,897    2007
                                                                 10.00              9.54             --    2006
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $10.00            $12.55             --    2010
---------------------------------------------------------------------------------------------------------------

           LIFETIME INCOME PLUS 2007 (FOR JOINT ANNUITANTS) ELECTED




                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 6.39            $ 6.66             --    2010
                                                                               4.44              6.39             --    2009
                                                                               9.48              4.44             --    2008
                                                                              10.00              9.48             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 6.85            $ 7.71             --    2010
                                                                               5.81              6.85             --    2009
                                                                              10.37              5.81             --    2008
                                                                              10.00             10.37             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 8.43            $ 9.00             --    2010
                                                                               6.74              8.43             --    2009
                                                                               9.90              6.74             --    2008
                                                                              10.00              9.90             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $ 7.88            $ 8.64         25,435    2010
                                                                               5.99              7.88         39,655    2009
                                                                              10.34              5.99         44,369    2008
                                                                              10.00             10.34         72,026    2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 7.14            $ 8.05            260    2010
                                                                               5.70              7.14            268    2009
                                                                               9.12              5.70            273    2008
                                                                              10.00              9.12         67,495    2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.71            $ 9.51         58,650    2010
                                                                               7.30              8.71         60,977    2009
                                                                               9.68              7.30         56,116    2008
                                                                              10.00              9.68         44,231    2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.38            $ 9.00         17,398    2010
                                                                               6.91              8.38         22,086    2009
                                                                              10.15              6.91         41,849    2008
                                                                              10.00             10.15         37,554    2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $ 8.74            $10.10             --    2010
                                                                               5.86              8.74             --    2009
                                                                              11.44              5.86             --    2008
                                                                              10.00             11.44             --    2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 6.69            $ 7.36             --    2010
                                                                               5.71              6.69             --    2009
                                                                               9.87              5.71             --    2008
                                                                              10.00              9.87             --    2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 $ 5.86            $ 5.95         74,052    2010
                                                                               4.47              5.86         71,469    2009
                                                                               9.83              4.47         79,596    2008
                                                                              10.00              9.83        176,632    2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    $ 8.44            $ 9.03             --    2010
                                                                               6.32              8.44             --    2009
                                                                              10.77              6.32             --    2008
                                                                              10.00             10.77             --    2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                    $ 7.66            $10.20             --    2010
                                                                               5.57              7.66             --    2009
                                                                              10.51              5.57             --    2008
                                                                              10.00             10.51             --    2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
------------------------------------------------------------------------------------------------------------------
 VP Inflation Protection Fund -- Class II                          $10.84            $11.10         48,677    2010
                                                                    10.09             10.84         75,932    2009
                                                                    10.52             10.09         67,941    2008
                                                                    10.00             10.52             --    2007
------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
------------------------------------------------------------------------------------------------------------------
 BlackRock Basic Value V.I. Fund -- Class III Shares               $ 7.39            $ 8.10             --    2010
                                                                     5.79              7.39             --    2009
                                                                     9.42              5.79             --    2008
                                                                    10.00              9.42             --    2007
------------------------------------------------------------------------------------------------------------------
 BlackRock Global Allocation V.I. Fund -- Class III Shares         $10.08            $10.78        586,147    2010
                                                                     8.55             10.08        640,915    2009
                                                                    10.93              8.55        599,927    2008
                                                                    10.00             10.93        537,966    2007
------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares          $ 7.11            $ 7.97             --    2010
                                                                     5.76              7.11             --    2009
                                                                    10.00              5.76             --    2008
                                                                    10.00             10.00             --    2007
------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares       $ 6.73            $ 8.42             --    2010
                                                                     5.39              6.73             --    2009
                                                                     9.26              5.39             --    2008
                                                                    10.00              9.26             --    2007
------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
------------------------------------------------------------------------------------------------------------------
 Columbia Marsico Growth Fund, Variable Series -- Class A          $ 8.11            $ 9.60             --    2010
                                                                     6.57              8.11             --    2009
                                                                    11.13              6.57             --    2008
                                                                    10.00             11.13             --    2007
------------------------------------------------------------------------------------------------------------------
 Columbia Marsico International Opportunities Fund,                $ 7.62            $ 8.44         25,990    2010
   Variable Series -- Class B                                        5.67              7.62         27,287    2009
                                                                    11.29              5.67         31,474    2008
                                                                    10.00             11.29         65,944    2007
------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                      $ 9.75            $10.37            155    2010
                                                                     6.93              9.75         21,414    2009
                                                                     9.77              6.93         24,944    2008
                                                                    10.00              9.77         50,932    2007
------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares              $10.43            $11.63             --    2010
                                                                     7.02             10.43             --    2009
                                                                     9.75              7.02             --    2008
                                                                    10.00              9.75             --    2007
------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                      $ 7.90            $ 9.06         35,987    2010
                                                                     6.28              7.90         26,249    2009
                                                                    11.09              6.28         28,322    2008
                                                                    10.00             11.09             --    2007
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
------------------------------------------------------------------------------------------------------------------
 VIP Balanced Portfolio -- Service Class 2                         $ 8.69            $ 9.97         53,772    2010
                                                                     6.45              8.69         61,682    2009
                                                                    10.05              6.45         45,535    2008
                                                                    10.00             10.05         38,211    2007
------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $ 8.09            $ 9.21            227    2010
                                                                                    6.13              8.09            239    2009
                                                                                   10.97              6.13            251    2008
                                                                                   10.00             10.97         56,582    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 7.50            $ 8.63             --    2010
                                                                                    5.67              7.50             --    2009
                                                                                    9.92              5.67             --    2008
                                                                                   10.00              9.92             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 6.61            $ 7.41            229    2010
                                                                                    5.23              6.61            229    2009
                                                                                    9.38              5.23            238    2008
                                                                                   10.00              9.38         52,762    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 7.54            $ 9.10             --    2010
                                                                                    6.04              7.54             --    2009
                                                                                   11.77              6.04             --    2008
                                                                                   10.00             11.77             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 7.29            $ 8.14             --    2010
                                                                                    5.89              7.29             --    2009
                                                                                   10.40              5.89             --    2008
                                                                                   10.00             10.40             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.63            $11.14            143    2010
                                                                                    9.44             10.63            141    2009
                                                                                   10.04              9.44            120    2008
                                                                                   10.00             10.04         49,684    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 8.45            $10.59             77    2010
                                                                                    6.21              8.45             89    2009
                                                                                   10.55              6.21            101    2008
                                                                                   10.00             10.55         23,562    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 6.70            $ 8.25             --    2010
                                                                                    4.37              6.70             --    2009
                                                                                    9.21              4.37             --    2008
                                                                                   10.00              9.21             --    2007
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 8.72            $ 9.57        518,680    2010
                                                                                    6.60              8.72        566,196    2009
                                                                                    9.63              6.60        651,324    2008
                                                                                   10.00              9.63        590,223    2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 7.84            $ 8.42        289,958    2010
                                                                                    6.17              7.84        332,138    2009
                                                                                    9.88              6.17        392,425    2008
                                                                                   10.00              9.88        380,462    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 7.20            $ 7.80         41,540    2010
                                                                                    5.86              7.20         71,644    2009
                                                                                    9.57              5.86         74,649    2008
                                                                                   10.00              9.57             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 6.88            $ 7.20             --    2010
                                                                                    5.39              6.88             --    2009
                                                                                    9.58              5.39             --    2008
                                                                                   10.00              9.58             --    2007
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 8.15            $ 8.86             --    2010
                                                                                    6.67              8.15             --    2009
                                                                                   10.20              6.67             --    2008
                                                                                   10.00             10.20             --    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 Income Fund -- Class 1 Shares                                     $ 9.82            $10.29              --   2010
                                                                     9.34              9.82              --   2009
                                                                    10.10              9.34              --   2008
                                                                    10.00             10.10              --   2007
------------------------------------------------------------------------------------------------------------------
 Mid-Cap Equity Fund -- Class 1 Shares                             $ 8.53            $10.49              79   2010
                                                                     6.19              8.53              92   2009
                                                                    10.21              6.19             104   2008
                                                                    10.00             10.21          24,282   2007
------------------------------------------------------------------------------------------------------------------
 Money Market Fund                                                 $ 9.88            $ 9.63          26,056   2010
                                                                    10.11              9.88           9,965   2009
                                                                    10.15             10.11              --   2008
                                                                    10.00             10.15           4,980   2007
------------------------------------------------------------------------------------------------------------------
 Premier Growth Equity Fund -- Class 1 Shares                      $ 8.31            $ 9.04              --   2010
                                                                     6.15              8.31              --   2009
                                                                     9.96              6.15              --   2008
                                                                    10.00              9.96              --   2007
------------------------------------------------------------------------------------------------------------------
 Real Estate Securities Fund -- Class 1 Shares                     $ 6.69            $ 8.41          12,975   2010
                                                                     5.06              6.69          15,384   2009
                                                                     8.12              5.06          18,227   2008
                                                                    10.00              8.12              --   2007
------------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index Fund                                             $ 7.37            $ 8.25             151   2010
                                                                     5.99              7.37             155   2009
                                                                     9.82              5.99             152   2008
                                                                    10.00              9.82          37,794   2007
------------------------------------------------------------------------------------------------------------------
 Small-Cap Equity Fund -- Class 1 Shares                           $ 7.32            $ 9.10              --   2010
                                                                     5.74              7.32              --   2009
                                                                     9.44              5.74              --   2008
                                                                    10.00              9.44              --   2007
------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 3 Shares                               $ 8.43            $ 8.98         988,320   2010
                                                                     7.17              8.43       1,056,441   2009
                                                                    10.42              7.17       1,159,292   2008
                                                                    10.00             10.42       1,146,688   2007
------------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1 Shares                                $ 8.07            $ 8.67              --   2010
                                                                     6.29              8.07              --   2009
                                                                    10.09              6.29              --   2008
                                                                    10.00             10.09              --   2007
------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 Genworth Calamos Growth Fund -- Service Shares                    $ 9.39            $11.44           9,413   2010
                                                                     6.41              9.39              --   2009
                                                                    10.00              6.41              --   2008
------------------------------------------------------------------------------------------------------------------
 Genworth Davis NY Venture Fund -- Service Shares                  $ 8.91            $ 9.67              --   2010
                                                                     7.00              8.91              --   2009
                                                                    10.00              7.00              --   2008
------------------------------------------------------------------------------------------------------------------
 Genworth Eaton Vance Large Cap Value Fund -- Service Shares       $ 8.57            $ 9.11          35,744   2010
                                                                     7.57              8.57          59,983   2009
                                                                    10.00              7.57          58,116   2008
------------------------------------------------------------------------------------------------------------------
 Genworth Enhanced International Index Fund -- Service
   Shares                                                          $10.00            $10.84              --   2010
------------------------------------------------------------------------------------------------------------------
 Genworth Goldman Sachs Enhanced Core Bond Index Fund --           $11.16            $11.43          94,378   2010
   Service Shares                                                   10.55             11.16          45,986   2009
                                                                    10.00             10.55          40,965   2008
------------------------------------------------------------------------------------------------------------------
 Genworth Legg Mason ClearBridge Aggressive Growth Fund --         $ 9.68            $11.68          27,889   2010
   Service Shares                                                    7.44              9.68          64,179   2009
                                                                    10.00              7.44          71,432   2008
------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                $10.24            $11.73        110,865    2010
                                                                                    7.21             10.24         80,323    2009
                                                                                   10.00              7.21         97,607    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                   $ 8.44            $10.19         31,907    2010
                                                                                    6.55              8.44         24,428    2009
                                                                                   10.00              6.55         27,267    2008
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $10.31            $10.86         50,979    2010
                                                                                    8.43             10.31         56,051    2009
                                                                                   10.30              8.43         14,857    2008
                                                                                   10.00             10.30         10,580    2007
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 9.70            $10.06         21,673    2010
                                                                                    6.81              9.70         64,208    2009
                                                                                   12.56              6.81         77,716    2008
                                                                                   10.00             12.56         49,587    2007
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 7.23            $ 8.79             --    2010
                                                                                    5.53              7.23             --    2009
                                                                                    9.55              5.53             --    2008
                                                                                   10.00              9.55             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 7.39            $ 8.40             --    2010
   Class I                                                                          5.87              7.39             --    2009
                                                                                    9.49              5.87             --    2008
                                                                                   10.00              9.49             --    2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 8.65            $ 9.46             --    2010
                                                                                    6.38              8.65             --    2009
                                                                                   10.39              6.38             --    2008
                                                                                   10.00             10.39             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 8.21            $ 8.88             --    2010
                                                                                    6.66              8.21             --    2009
                                                                                   10.24              6.66             --    2008
                                                                                   10.00             10.24             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 8.45            $ 9.03         27,724    2010
                                                                                    7.37              8.45         27,278    2009
                                                                                    9.73              7.37         36,719    2008
                                                                                   10.00              9.73         36,214    2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $ 8.59            $ 9.50             --    2010
                                                                                    6.63              8.59             --    2009
                                                                                   10.95              6.63             --    2008
                                                                                   10.00             10.95             --    2007
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 6.31            $ 6.93         34,489    2010
                                                                                    5.33              6.31         35,865    2009
                                                                                    9.69              5.33         19,890    2008
                                                                                   10.00              9.69         19,884    2007
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      $ 7.87            $ 8.37             --    2010
                                                                                    5.60              7.87             --    2009
                                                                                   10.58              5.60             --    2008
                                                                                   10.00             10.58             --    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $ 7.76            $ 8.75         37,074    2010
                                                                               5.72              7.76         39,758    2009
                                                                               9.83              5.72         46,420    2008
                                                                              10.00              9.83             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 7.27            $ 8.20        158,355    2010
                                                                               5.83              7.27         98,878    2009
                                                                               9.74              5.83        106,729    2008
                                                                              10.00              9.74             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 7.25            $ 8.70         74,500    2010
                                                                               5.44              7.25         14,403    2009
                                                                               9.00              5.44         16,890    2008
                                                                              10.00              9.00         41,193    2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 6.37            $ 7.89             --    2010
                                                                               4.94              6.37             --    2009
                                                                               9.98              4.94             --    2008
                                                                              10.00              9.98             --    2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 9.95            $10.96             --    2010
                                                                               8.41              9.95             --    2009
                                                                              10.26              8.41             --    2008
                                                                              10.00             10.26             --    2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.02            $11.18         29,035    2010
                                                                               7.33             10.02         20,691    2009
                                                                               9.83              7.33         24,283    2008
                                                                              10.00              9.83             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $11.27            $12.26            128    2010
                                                                              12.10             11.27         18,244    2009
                                                                              10.58             12.10         14,277    2008
                                                                              10.00             10.58         47,347    2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.13            $11.42        114,269    2010
                                                                              10.08             11.13        148,878    2009
                                                                              10.39             10.08        138,445    2008
                                                                              10.00             10.39        287,846    2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $11.93            $12.57         86,218    2010
                                                                              10.73             11.93         43,234    2009
                                                                              10.51             10.73         40,433    2008
                                                                              10.00             10.51         47,504    2007
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $ 9.14            $10.55             --    2010
                                                                               6.17              9.14             --    2009
                                                                              10.90              6.17             --    2008
                                                                              10.00             10.90             --    2007
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 8.94            $ 9.71             --    2010
                                                                               6.44              8.94             --    2009
                                                                              10.58              6.44             --    2008
                                                                              10.00             10.58             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 9.28            $ 9.70            169    2010
                                                                               6.05              9.28            167    2009
                                                                              10.24              6.05            202    2008
                                                                              10.00             10.24         48,275    2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $10.12            $12.57            34     2010
                                                                  5.89             10.12        10,300     2009
                                                                 12.90              5.89        15,429     2008
                                                                 10.00             12.90         9,748     2007
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $10.00            $12.54            --     2010
---------------------------------------------------------------------------------------------------------------

      LIFETIME INCOME PLUS 2008 OR LIFETIME INCOME PLUS SOLUTION ELECTED




                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 6.66            $7.00               --   2010
                                                                               4.58             6.66               --   2009
                                                                               9.70             4.58               --   2008
                                                                              10.00             9.70               --   2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 6.54            $7.43            8,293   2010
                                                                               5.50             6.54            4,715   2009
                                                                               9.72             5.50            4,322   2008
                                                                              10.00             9.72               --   2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 8.39            $9.04            6,524   2010
                                                                               6.65             8.39            5,745   2009
                                                                               9.69             6.65            5,701   2008
                                                                              10.00             9.69               --   2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $ 7.48            $8.28          657,525   2010
                                                                               5.64             7.48          982,624   2009
                                                                               9.64             5.64          773,649   2008
                                                                              10.00             9.64           19,498   2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 7.57            $8.61           90,040   2010
                                                                               6.00             7.57           85,516   2009
                                                                               9.50             6.00           63,258   2008
                                                                              10.00             9.50           15,431   2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.90            $9.80          170,769   2010
                                                                               7.39             8.90          165,206   2009
                                                                               9.73             7.39          136,597   2008
                                                                              10.00             9.73               --   2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.21            $8.90          489,019   2010
                                                                               6.71             8.21          470,751   2009
                                                                               9.78             6.71          354,810   2008
                                                                              10.00             9.78           13,360   2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $ 7.63            $8.90           18,513   2010
                                                                               5.07             7.63           17,610   2009
                                                                               9.82             5.07            7,931   2008
                                                                              10.00             9.82               --   2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 6.71            $7.44           10,611   2010
                                                                               5.67             6.71           11,667   2009
                                                                               9.72             5.67            8,489   2008
                                                                              10.00             9.72               --   2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 $ 5.77            $5.92        1,492,437   2010
                                                                               4.37             5.77        1,484,673   2009
                                                                               9.52             4.37        1,222,081   2008
                                                                              10.00             9.52           45,593   2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    $ 7.80            $8.42               --   2010
                                                                               5.79             7.80               --   2009
                                                                               9.78             5.79               --   2008
                                                                              10.00             9.78               --   2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                    $ 7.23            $9.71           11,172   2010
                                                                               5.21             7.23           13,674   2009
                                                                               9.75             5.21            6,772   2008
                                                                              10.00             9.75               --   2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
------------------------------------------------------------------------------------------------------------------
 VP Inflation Protection Fund -- Class II                          $10.65            $11.00       1,132,496   2010
                                                                     9.83             10.65       1,842,000   2009
                                                                    10.16              9.83       1,086,864   2008
                                                                    10.00             10.16              --   2007
------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
------------------------------------------------------------------------------------------------------------------
 BlackRock Basic Value V.I. Fund -- Class III Shares               $ 7.69            $ 8.50          37,592   2010
                                                                     5.97              7.69          35,449   2009
                                                                     9.63              5.97          10,890   2008
                                                                    10.00              9.63              --   2007
------------------------------------------------------------------------------------------------------------------
 BlackRock Global Allocation V.I. Fund -- Class III Shares         $ 9.29            $10.02       9,634,041   2010
                                                                     7.82              9.29       9,029,525   2009
                                                                     9.90              7.82       6,989,354   2008
                                                                    10.00              9.90         207,606   2007
------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares          $ 7.05            $ 7.97              --   2010
                                                                     5.66              7.05              --   2009
                                                                     9.74              5.66              --   2008
                                                                    10.00              9.74              --   2007
------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares       $ 7.16            $ 9.04           6,086   2010
                                                                     5.69              7.16           9,044   2009
                                                                     9.68              5.69           6,711   2008
                                                                    10.00              9.68              --   2007
------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
------------------------------------------------------------------------------------------------------------------
 Columbia Marsico Growth Fund, Variable Series -- Class A          $ 7.20            $ 8.60          58,024   2010
                                                                     5.78              7.20          51,645   2009
                                                                     9.71              5.78          38,414   2008
                                                                    10.00              9.71              --   2007
------------------------------------------------------------------------------------------------------------------
 Columbia Marsico International Opportunities Fund,                $ 6.62            $ 7.40         631,991   2010
   Variable Series -- Class B                                        4.88              6.62         764,611   2009
                                                                     9.64              4.88         636,861   2008
                                                                    10.00              9.64          19,522   2007
------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                      $10.18            $10.92          40,088   2010
                                                                     7.17             10.18         513,191   2009
                                                                    10.02              7.17         401,504   2008
                                                                    10.00             10.02          10,735   2007
------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares              $10.88            $12.23          61,258   2010
                                                                     7.26             10.88          59,827   2009
                                                                     9.99              7.26           8,617   2008
                                                                    10.00              9.99              --   2007
------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                      $ 7.14            $ 8.26         859,389   2010
                                                                     5.62              7.14         561,590   2009
                                                                     9.85              5.62         428,629   2008
                                                                    10.00              9.85              --   2007
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
------------------------------------------------------------------------------------------------------------------
 VIP Balanced Portfolio -- Service Class 2                         $ 8.65            $10.01         642,265   2010
                                                                     6.36              8.65         700,069   2009
                                                                     9.83              6.36         441,811   2008
                                                                    10.00              9.83          16,011   2007
------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $ 7.35            $ 8.45         300,641   2010
                                                                                    5.52              7.35         331,324   2009
                                                                                    9.80              5.52         226,966   2008
                                                                                   10.00              9.80          16,484   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 7.20            $ 8.35           1,364   2010
                                                                                    5.39              7.20              --   2009
                                                                                    9.36              5.39              --   2008
                                                                                   10.00              9.36              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 6.92            $ 7.82          74,212   2010
                                                                                    5.42              6.92          59,924   2009
                                                                                    9.64              5.42          46,505   2008
                                                                                   10.00              9.64          13,632   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 6.33            $ 7.71           4,544   2010
                                                                                    5.03              6.33           6,477   2009
                                                                                    9.72              5.03           6,985   2008
                                                                                   10.00              9.72              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 6.94            $ 7.81          52,008   2010
                                                                                    5.56              6.94          46,742   2009
                                                                                    9.73              5.56           3,093   2008
                                                                                   10.00              9.73              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.86            $11.49         183,371   2010
                                                                                    9.57             10.86         170,347   2009
                                                                                   10.09              9.57         108,358   2008
                                                                                   10.00             10.09          10,720   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 7.98            $10.08          51,325   2010
                                                                                    5.81              7.98          61,387   2009
                                                                                    9.78              5.81          37,059   2008
                                                                                   10.00              9.78           5,639   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 7.11            $ 8.83              --   2010
                                                                                    4.60              7.11              --   2009
                                                                                    9.61              4.60              --   2008
                                                                                   10.00              9.61              --   2007
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 9.09            $10.07       4,629,096   2010
                                                                                    6.82              9.09       4,967,317   2009
                                                                                    9.86              6.82       5,724,172   2008
                                                                                   10.00              9.86         141,191   2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 7.85            $ 8.51       2,140,575   2010
                                                                                    6.13              7.85       2,332,161   2009
                                                                                    9.73              6.13       2,471,168   2008
                                                                                   10.00              9.73         160,352   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 7.42            $ 8.11         934,204   2010
                                                                                    5.99              7.42       1,357,689   2009
                                                                                    9.68              5.99         974,921   2008
                                                                                   10.00              9.68              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.04            $ 7.44          65,637   2010
                                                                                    5.47              7.04          62,077   2009
                                                                                    9.64              5.47          44,056   2008
                                                                                   10.00              9.64              --   2007
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 7.98            $ 8.75          12,245   2010
                                                                                    6.47              7.98          12,190   2009
                                                                                    9.82              6.47           9,882   2008
                                                                                   10.00              9.82              --   2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                  $10.00            $10.58          54,322   2010
                                                                                   9.43             10.00          49,735   2009
                                                                                  10.11              9.43          50,216   2008
                                                                                  10.00             10.11              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                          $ 8.29            $10.28          31,347   2010
                                                                                   5.96              8.29          40,511   2009
                                                                                   9.75              5.96          41,015   2008
                                                                                  10.00              9.75           5,622   2007
--------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                              $ 9.92            $ 9.75          92,517   2010
                                                                                  10.07              9.92         157,483   2009
                                                                                  10.02             10.07          23,668   2008
                                                                                  10.00             10.02              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                                       $ 9.86            $ 9.69          35,917   2010
                                                                                  10.00              9.86         272,740   2009
                                                                                  10.00             10.00       2,116,048   2008
--------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                   $ 8.32            $ 9.12              --   2010
                                                                                   6.10              8.32              --   2009
                                                                                   9.79              6.10              --   2008
                                                                                  10.00              9.79              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                  $ 7.56            $ 9.58         262,716   2010
                                                                                   5.66              7.56         350,456   2009
                                                                                   9.01              5.66         294,478   2008
                                                                                  10.00              9.01              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                          $ 7.40            $ 8.35          35,885   2010
                                                                                   5.96              7.40          54,158   2009
                                                                                   9.69              5.96          76,196   2008
                                                                                  10.00              9.69          10,683   2007
--------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                        $ 7.59            $ 9.51          15,376   2010
                                                                                   5.90              7.59          17,712   2009
                                                                                   9.62              5.90           9,618   2008
                                                                                  10.00              9.62              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                            $ 8.08            $ 8.68      13,588,856   2010
                                                                                   6.81              8.08      14,219,456   2009
                                                                                   9.81              6.81      12,984,192   2008
                                                                                  10.00              9.81         413,441   2007
--------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                             $ 7.95            $ 8.61          10,326   2010
                                                                                   6.14              7.95          10,565   2009
                                                                                   9.77              6.14           1,757   2008
                                                                                  10.00              9.77              --   2007
--------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                 $ 9.50            $11.67         249,447   2010
                                                                                   6.43              9.50          12,838   2009
                                                                                  10.00              6.43           6,311   2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                               $ 9.02            $ 9.87         100,209   2010
                                                                                   7.01              9.02         112,442   2009
                                                                                  10.00              7.01          16,209   2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                    $ 8.66            $ 9.30         768,024   2010
                                                                                   7.59              8.66       1,211,176   2009
                                                                                  10.00              7.59         822,571   2008
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                   $10.00            $10.91          40,140   2010
--------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares         $11.29            $11.67       2,160,031   2010
                                                                                  10.58             11.29       1,035,506   2009
                                                                                  10.00             10.58         617,788   2008
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
 Genworth Legg Mason ClearBridge Aggressive Growth Fund --         $ 9.79            $11.92         592,371   2010
   Service Shares                                                    7.46              9.79       1,275,783   2009
                                                                    10.00              7.46       1,001,792   2008
------------------------------------------------------------------------------------------------------------------
 Genworth PIMCO StocksPLUS Fund -- Service Shares                  $10.36            $11.97       2,292,187   2010
                                                                     7.23             10.36       1,618,705   2009
                                                                    10.00              7.23       1,387,113   2008
------------------------------------------------------------------------------------------------------------------
 Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service            $ 8.54            $10.39         672,159   2010
   Shares                                                            6.57              8.54         446,196   2009
                                                                    10.00              6.57         349,272   2008
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                              $10.03            $10.66       1,044,874   2010
                                                                     8.12             10.03         957,938   2009
                                                                     9.84              8.12         456,377   2008
                                                                    10.00              9.84          16,869   2007
------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                 $ 7.80            $ 8.17         717,496   2010
                                                                     5.44              7.80       1,677,193   2009
                                                                     9.93              5.44       1,441,408   2008
                                                                    10.00              9.93          15,931   2007
------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth                 $ 7.48            $ 9.17           8,001   2010
   Portfolio -- Class II                                             5.67              7.48          14,107   2009
                                                                     9.71              5.67          15,306   2008
                                                                    10.00              9.71              --   2007
------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value         $ 7.68            $ 8.80              --   2010
   Portfolio -- Class I                                              6.04              7.68              --   2009
                                                                     9.68              6.04              --   2008
                                                                    10.00              9.68              --   2007
------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class             $ 8.29            $ 9.14              --   2010
   Shares                                                            6.06              8.29              --   2009
                                                                     9.79              6.06              --   2008
                                                                    10.00              9.79              --   2007
------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Trust Series -- Service Class Shares             $ 7.95            $ 8.67              --   2010
                                                                     6.39              7.95              --   2009
                                                                     9.74              6.39              --   2008
                                                                    10.00              9.74              --   2007
------------------------------------------------------------------------------------------------------------------
 MFS(R) Total Return Series -- Service Class Shares                $ 8.70            $ 9.37         456,089   2010
                                                                     7.52              8.70         446,053   2009
                                                                     9.84              7.52         298,369   2008
                                                                    10.00              9.84           2,490   2007
------------------------------------------------------------------------------------------------------------------
 MFS(R) Utilities Series -- Service Class Shares                   $ 7.85            $ 8.76          61,096   2010
                                                                     6.01              7.85          57,224   2009
                                                                     9.83              6.01          41,581   2008
                                                                    10.00              9.83              --   2007
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
------------------------------------------------------------------------------------------------------------------
 Oppenheimer Balanced Fund/VA -- Service Shares                    $ 6.51            $ 7.22         240,256   2010
                                                                     5.45              6.51         223,322   2009
                                                                     9.83              5.45         184,530   2008
                                                                    10.00              9.83             393   2007
------------------------------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares        $ 7.34            $ 7.88          81,262   2010
                                                                     5.18              7.34          71,727   2009
                                                                     9.70              5.18          19,541   2008
                                                                    10.00              9.70              --   2007
------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $ 7.79            $ 8.86         959,662   2010
                                                                               5.68              7.79         908,507   2009
                                                                               9.69              5.68         755,172   2008
                                                                              10.00              9.69              --   2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 7.35            $ 8.37       3,283,032   2010
                                                                               5.84              7.35       1,993,894   2009
                                                                               9.68              5.84       1,530,242   2008
                                                                              10.00              9.68              --   2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 7.90            $ 9.55       1,461,939   2010
                                                                               5.87              7.90         354,302   2009
                                                                               9.63              5.87         293,732   2008
                                                                              10.00              9.63           9,637   2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 6.25            $ 7.81              --   2010
                                                                               4.81              6.25              --   2009
                                                                               9.63              4.81              --   2008
                                                                              10.00              9.63              --   2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 9.85            $10.95          29,908   2010
                                                                               8.26              9.85          25,554   2009
                                                                               9.99              8.26          17,184   2008
                                                                              10.00              9.99              --   2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.39            $11.70         640,324   2010
                                                                               7.54             10.39         484,636   2009
                                                                              10.03              7.54         375,666   2008
                                                                              10.00             10.03              --   2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $11.09            $12.16          83,851   2010
                                                                              11.80             11.09         506,760   2009
                                                                              10.23             11.80         304,053   2008
                                                                              10.00             10.23          10,675   2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.98            $11.36       3,288,818   2010
                                                                               9.85             10.98       3,864,602   2009
                                                                              10.07              9.85       2,380,128   2008
                                                                              10.00             10.07          64,344   2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $11.69            $12.42       2,751,432   2010
                                                                              10.43             11.69       1,908,991   2009
                                                                              10.12             10.43         967,953   2008
                                                                              10.00             10.12          10,708   2007
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $ 8.31            $ 9.68              --   2010
                                                                               5.56              8.31              --   2009
                                                                               9.74              5.56              --   2008
                                                                              10.00              9.74              --   2007
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 8.41            $ 9.21             279   2010
                                                                               6.00              8.41           1,534   2009
                                                                               9.77              6.00           1,589   2008
                                                                              10.00              9.77              --   2007
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 8.89            $ 9.38          26,372   2010
                                                                               5.75              8.89          37,141   2009
                                                                               9.65              5.75          40,545   2008
                                                                              10.00              9.65          12,526   2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $ 8.08            $10.13        209,651    2010
                                                                  4.66              8.08        364,069    2009
                                                                 10.13              4.66        372,216    2008
                                                                 10.00             10.13          3,635    2007
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $10.00            $12.59            260    2010
---------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION


                                                                                PAGE
THE COMPANY.................................................................... B-3

THE SEPARATE ACCOUNT........................................................... B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT............................. B-4

THE CONTRACTS.................................................................. B-4
   Transfer of Annuity Units................................................... B-4
   Net Investment Factor....................................................... B-4

TERMINATION OF PARTICIPATION AGREEMENTS........................................ B-4

CALCULATION OF PERFORMANCE DATA................................................ B-5
   Subaccount Investing in the GE Investments Funds, Inc. -- Money Market Fund. B-5
   Other Subaccounts........................................................... B-6
   Other Performance Data...................................................... B-7

TAX MATTERS.................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company..................... B-7
   IRS Required Distributions.................................................. B-7

GENERAL PROVISIONS............................................................. B-8
   Using the Contracts as Collateral........................................... B-8
   The Beneficiary............................................................. B-8
   Non-Participating........................................................... B-8
   Misstatement of Age or Gender............................................... B-8
   Incontestability............................................................ B-8
   Statement of Values......................................................... B-8
   Trust as Owner or Beneficiary............................................... B-8
   Written Notice.............................................................. B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS.................. B-9

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY...................... B-9

EXPERTS........................................................................ B-9

FINANCIAL STATEMENTS........................................................... B-9


                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1156 9/00 (RetireReady/SM/ Selections) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                State                                 Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    STATEMENT OF ADDITIONAL INFORMATION FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                FORM P1156 9/00

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                       TELEPHONE NUMBER: (800) 352-9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2011, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:       (800) 352-9910

Or write:   Genworth Life and Annuity Insurance Company
            6610 West Broad Street
            Richmond, Virginia 23230

Or visit:   www.genworth.com

Or:         contact your financial representative


The date of this Statement of Additional Information is May 1, 2011.

TABLE OF CONTENTS

                                                                                PAGE
THE COMPANY.................................................................... B-3

THE SEPARATE ACCOUNT........................................................... B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT............................. B-4

THE CONTRACTS.................................................................. B-4
   Transfer of Annuity Units................................................... B-4
   Net Investment Factor....................................................... B-4

TERMINATION OF PARTICIPATION AGREEMENTS........................................ B-4

CALCULATION OF PERFORMANCE DATA................................................ B-5
   Subaccount Investing in the GE Investments Funds, Inc. -- Money Market Fund. B-5
   Other Subaccounts........................................................... B-6
   Other Performance Data...................................................... B-7

TAX MATTERS.................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company..................... B-7
   IRS Required Distributions.................................................. B-7

GENERAL PROVISIONS............................................................. B-8
   Using the Contracts as Collateral........................................... B-8
   The Beneficiary............................................................. B-8
   Non-Participating........................................................... B-8
   Misstatement of Age or Gender............................................... B-8
   Incontestability............................................................ B-8
   Statement of Values......................................................... B-8
   Trust as Owner or Beneficiary............................................... B-8
   Written Notice.............................................................. B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS.................. B-9

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY...................... B-9

EXPERTS........................................................................ B-9

FINANCIAL STATEMENTS........................................................... B-9

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Until March 12, 2007, our preferred shares were owned by an affiliate, Brookfield Life Assurance Company Limited. On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into the Company. The Company was the surviving entity. FHL and FCL were both stock life insurance companies operating under charter granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers. The accompanying financial information for the Company has been presented as if the mergers had been effective for all periods and were accounted for as a pooling of interests for entities under common control, as the Company, FHL and FCL were all wholly-owned subsidiaries of Genworth.

Upon consummation of the FHL and FCL mergers, the Company transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY, with GLICNY being the surviving entity.


We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing insurance, wealth management, investment management and financial solutions to more than 15 million customers, with a presence in more than 25 countries. We have two operating segments: (1) Protection and (2) Retirement Income.

  . PROTECTION. We offer customers term universal life insurance, universal life insurance and Medicare supplement insurance. We no longer offer term life insurance products.

  . RETIREMENT INCOME. We offer customers a variety of wealth accumulation and income distribution products. Wealth accumulation and income distribution products principally include fixed and variable deferred and immediate individual annuities and group variable annuities offered through retirement plans. We discontinued offering variable life on and after May 1, 2008. In January 2011, we announced that we were discontinuing new sales of our variable annuity products.

We also have Corporate and Other activities, which include unallocated corporate income and expenses and the results of non-strategic products that are managed outside of our operating segments. Our non-strategic products are primarily institutional products. Institutional products consist of funding agreements, funding agreements backing notes ("FABNs") and guaranteed investment contracts ("GICs").


We do business in all states, except New York, the District of Columbia and Bermuda.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

THE SEPARATE ACCOUNT


In accordance with the board resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the " Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT

If available, the initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

THE CONTRACTS

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) MINUS (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; PLUS

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; MINUS

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; MINUS

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS). This agreement may be terminated by the parties upon six months' advance written notice.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. This agreement may be terminated by the parties upon six months' advance written notice.

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. This agreement may be terminated by the parties upon six months' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BLACKROCK VARIABLE SERIES FUNDS, INC. This agreement may be terminated by the parties upon 60 days' advance written notice.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I. This agreement may be terminated by the parties upon 60 days' advance written notice.

EATON VANCE VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

FEDERATED INSURANCE SERIES. This agreement may be terminated by the parties upon six months' advance written notice.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND. These agreements provide for termination upon 90 days' advance notice by either party.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter period of time is agreed upon by the parties.

GE INVESTMENTS FUNDS, INC. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

GENWORTH VARIABLE INSURANCE TRUST. This agreement may be terminated at the option of any party upon 90 days' advance written notice.

GOLDMAN SACHS VARIABLE INSURANCE TRUST. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

JANUS ASPEN SERIES. This agreement may be terminated by the parties upon six months' advance written notice.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST. The agreement may be terminated by the parties upon one-year advance written notice.

MFS(R) VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

OPPENHEIMER VARIABLE ACCOUNT FUNDS. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

THE PRUDENTIAL SERIES FUND. This agreement may be terminated by the parties upon 60 days' advance written notice.

RYDEX VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.


WELLS FARGO VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.


CALCULATION OF PERFORMANCE DATA

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccount Investing in the GE Investments Funds, Inc. -- Money Market Fund

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. --Money Market Fund at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the mortality and expense risk charge (deducted daily at an effective annual rate of 1.55% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7) where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments, Funds, Inc. -- Money Market Fund will be lower than the yield for GE Investments Funds, Inc. -- Money Market Fund.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

GE Investments Funds, Inc. -- Money Market Fund


Current Yield: -1.71% as of December 31, 2010
Effective Yield: -1.70% as of December 31, 2010


PAST PERFORMANCE IS NOT A GUARANTEE OR PROJECTION OF FUTURE RESULTS.

Other Subaccounts

STANDARDIZED TOTAL RETURN. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of four years or less will therefore reflect the deduction of a surrender charge.

   (3) Standardized total return considers the maximum charges for all available optional riders.

   (4) Standardized total return does not reflect the deduction of any premium taxes.

   (5) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N/ - 1
where:

TR   =   the average annual total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

GENERAL PROVISIONS

Other rules apply to Qualified Contracts.

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS


On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia, Bermuda, and all states, except New York.

EXPERTS


The consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2010 and 2009, and for each of the years in the three-year period ended December 31, 2010, and the financial statements of the Separate Account as of December 31, 2010 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Our report on the consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries dated March 18, 2011 refers to a change in the method of accounting for embedded credit derivatives and variable interest entities in 2010 and for other-than-temporary impairments in 2009.


The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.

FINANCIAL STATEMENTS

The Statement of Additional Information contains the consolidated financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and financial statements of the Separate Account. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             FINANCIAL STATEMENTS

                         YEAR ENDED DECEMBER 31, 2010

     (WITH INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM'S REPORT THEREON)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2010

                                                                            PAGE
                                                                            ----
Independent Registered Public Accounting Firm's Report.....................  F-1

Statements of Assets and Liabilities.......................................  F-3

Statements of Operations................................................... F-19

Statements of Changes in Net Assets........................................ F-35

Notes to Financial Statements.............................................. F-67

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Contract Owners
Genworth Life & Annuity VA Separate Account 1 and
The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Basic Value Fund -- Series II shares, Invesco V.I. Capital Appreciation Fund -- Series I shares, Invesco V.I. Capital Development Fund -- Series I shares, Invesco V.I. Core Equity Fund -- Series I shares, Invesco V.I. Global Real Estate Fund -- Series II shares, Invesco V.I. Government Securities Fund -- Series I shares, Invesco V.I. International Growth Fund -- Series II shares, Invesco V.I. Large Cap Growth Fund -- Series I shares, Invesco V.I. Technology Fund -- Series I shares, Invesco V.I. Utilities Fund -- Series I shares, Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares, Invesco Van Kampen V.I. Comstock Fund -- Series II shares, Invesco Van Kampen V.I. Equity and Income Fund -- Series II Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Thematic Growth Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; American Century Variable Portfolios, Inc -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund -- Class III Shares, BlackRock Large Cap Growth V.I. Fund -- Class III Shares, BlackRock Value Opportunities V.I. Fund -- Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A, Columbia Marsico International Opportunities Fund, Variable Series -- Class B; DWS Variable Series II -- DWS Dreman Small Mid Cap Value VIP -- Class B Shares, DWS Strategic Value VIP -- Class B Shares, DWS Technology VIP -- Class B Shares; Dreyfus -- Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2; Federated Insurance Series -- Federated Capital Appreciation Fund II -- Primary Shares, Federated Capital Income Fund II, Federated Clover Value Fund II -- Primary Shares, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares; Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/ Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Initial Class, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 1 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation Fund -- Class 2 Shares, Templeton Global Bond Securities Fund -- Class 1 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares, Income Fund -- Class 1 Shares, International Equity Fund -- Class 1 Shares, Mid-Cap Equity Fund -- Class 1 Shares, Money Market Fund, Premier Growth Equity Fund -- Class 1 Shares, Real Estate Securities Fund -- Class 1 Shares, S&P 500(R) Index Fund, Small-Cap Equity Fund -- Class 1 Shares, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund -- Class 1 Shares; Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund -- Service Shares, Genworth Davis NY Venture Fund -- Service Shares, Genworth Eaton Vance Large Cap Value Fund -- Service Shares, Genworth Enhanced International Index Fund -- Service Shares, Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, Genworth PIMCO StocksPLUS Fund -- Service Shares, Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares, Genworth Putnam International Capital Opportunities Fund -- Service Shares, Genworth Thornburg International Value Fund -- Service Shares; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Large Cap Value Fund --

Institutional Shares, Goldman Sachs Mid Cap Value Fund; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio -- Class 1, JPMorgan Insurance Trust Core Bond Portfolio -- Class 1, JPMorgan Insurance Trust Equity Index Portfolio -- Class 1, JPMorgan Insurance Trust International Equity Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1, JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1, JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1, JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1, JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Enterprise Portfolio -- Institutional Shares, Enterprise Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Janus Portfolio -- Institutional Shares, Janus Portfolio -- Service Shares, Overseas Portfolio -- Institutional Shares, Overseas Portfolio -- Service Shares, Research Core Portfolio -- Institutional Shares, Worldwide Portfolio -- Institutional Shares, Worldwide Portfolio -- Service Shares; Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I, Legg Mason ClearBridge Variable Large Cap Value Portfolio -- Class I; Legg Mason Partners Variable Income Trust -- Legg Mason Western Asset Variable Strategic Bond Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Non-Service Shares, Oppenheimer Balanced Fund/VA --Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA -- Non-Service Shares, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA -- Non-Service Shares, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares, Oppenheimer Small-& Mid-Cap Growth Fund/VA -- Non-Service Shares, Oppenheimer Small-& Mid-Cap Growth Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; Rydex Variable Trust -- NASDAQ - 100(R) Fund; The Alger Portfolios -- Alger Large Cap Growth Portfolio -- Class I-2 Shares, Alger Small Cap Growth Portfolio -- Class I-2 Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II Shares, SP International Growth Portfolio -- Class II Shares, SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares; Wells Fargo Variable Trust -- Wells Fargo Advantage VT Omega Growth Fund -- Class 2) as of December 31, 2010, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate Account 1 as of December 31, 2010, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Richmond, Virginia
April 1, 2011

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2010


                                                   -------------------------
                                                   INVESCO V.I. INVESCO V.I.
                                                      BASIC       CAPITAL
                                                      VALUE     APPRECIATION
                                                     FUND --      FUND --
                                     CONSOLIDATED   SERIES II     SERIES I
                                        TOTAL         SHARES       SHARES
                                    -------------- ------------ ------------
ASSETS:
Investments at fair value (note 2b) $9,440,473,098  11,423,610   11,054,894
Dividend receivable................      3,101,943          --           --
Receivable for units sold..........      2,503,935       2,498          922
                                    --------------  ----------   ----------
    Total assets...................  9,446,078,976  11,426,108   11,055,816
                                    --------------  ----------   ----------
LIABILITIES:
Accrued expenses payable to
 affiliate (note 4b)...............        439,658         502          476
Payable for units withdrawn........      4,844,910          --           --
                                    --------------  ----------   ----------
    Total liabilities..............      5,284,568         502          476
                                    --------------  ----------   ----------
Net assets attributable to:
 Variable annuity contract owners
   in the accumulation period......  9,192,962,692  11,425,606   11,055,340
 Variable annuity contract owners
   in the annuitization period.....    240,006,998          --           --
 Genworth Life and Annuity
   (note 4c).......................      7,824,718          --           --
                                    --------------  ----------   ----------
    Net assets..................... $9,440,794,408  11,425,606   11,055,340
                                    ==============  ==========   ==========
Investments in securities at cost.. $9,072,405,064  14,555,600   10,667,515
                                    ==============  ==========   ==========
Shares outstanding.................                  1,801,831      474,459
                                                    ==========   ==========

                                      AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                                    --------------------------------------------------------------------------------------------
                                    INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I.
                                      CAPITAL        CORE     GLOBAL REAL   GOVERNMENT  INTERNATIONAL  LARGE CAP   INVESCO V.I.
                                    DEVELOPMENT     EQUITY       ESTATE     SECURITIES     GROWTH        GROWTH     TECHNOLOGY
                                      FUND --      FUND --      FUND --      FUND --       FUND --      FUND --      FUND --
                                      SERIES I     SERIES I    SERIES II     SERIES I     SERIES II     SERIES I     SERIES I
                                       SHARES       SHARES       SHARES       SHARES       SHARES        SHARES       SHARES
                                    ------------ ------------ ------------ ------------ ------------- ------------ ------------
ASSETS:
Investments at fair value (note 2b)    7,143      13,196,395    241,712       2,828      64,192,551      1,282        11,858
Dividend receivable................       --              --         --          --              --         --            --
Receivable for units sold..........       --              --         --          --              --         --            --
                                       -----      ----------    -------       -----      ----------      -----        ------
    Total assets...................    7,143      13,196,395    241,712       2,828      64,192,551      1,282        11,858
                                       -----      ----------    -------       -----      ----------      -----        ------
LIABILITIES:
Accrued expenses payable to
 affiliate (note 4b)...............       --             565         12          --           2,898         --            --
Payable for units withdrawn........       --           1,573        135           1           5,935          1             1
                                       -----      ----------    -------       -----      ----------      -----        ------
    Total liabilities..............       --           2,138        147           1           8,833          1             1
                                       -----      ----------    -------       -----      ----------      -----        ------
Net assets attributable to:
 Variable annuity contract owners
   in the accumulation period......    7,143      13,194,257    205,998       2,827      62,739,539      1,281        11,857
 Variable annuity contract owners
   in the annuitization period.....       --              --     35,567          --       1,444,179         --            --
 Genworth Life and Annuity
   (note 4c).......................       --              --         --          --              --         --            --
                                       -----      ----------    -------       -----      ----------      -----        ------
    Net assets.....................    7,143      13,194,257    241,565       2,827      64,183,718      1,281        11,857
                                       =====      ==========    =======       =====      ==========      =====        ======
Investments in securities at cost..    7,629      12,089,522    230,054       2,930      57,868,669      1,146         8,859
                                       =====      ==========    =======       =====      ==========      =====        ======
Shares outstanding.................      533         488,213     18,160         236       2,264,288         89           741
                                       =====      ==========    =======       =====      ==========      =====        ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                           AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
                                    INSURANCE FUNDS) (CONTINUED)
                          ------------------------------------------------ -----------------
                                       INVESCO VAN             INVESCO VAN
                                       KAMPEN V.I. INVESCO VAN KAMPEN V.I.
                          INVESCO V.I.   CAPITAL   KAMPEN V.I. EQUITY AND  ALLIANCEBERNSTEIN
                           UTILITIES     GROWTH     COMSTOCK     INCOME     BALANCED WEALTH
                            FUND --      FUND --     FUND --     FUND --       STRATEGY
                            SERIES I    SERIES II   SERIES II   SERIES II    PORTFOLIO --
                             SHARES      SHARES      SHARES      SHARES         CLASS B
                          ------------ ----------- ----------- ----------- -----------------
ASSETS:
Investments at fair
 value (note 2b).........    $3,087     7,547,414  48,266,088  14,341,250     25,260,469
Dividend receivable......        --            --          --          --             --
Receivable for units sold        --            --          --       1,884             --
                             ------     ---------  ----------  ----------     ----------
    Total assets.........     3,087     7,547,414  48,266,088  14,343,134     25,260,469
                             ------     ---------  ----------  ----------     ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        --           318       2,101         792          1,226
Payable for units
 withdrawn...............        --           506      14,225          --         26,935
                             ------     ---------  ----------  ----------     ----------
    Total liabilities....        --           824      16,326         792         28,161
                             ------     ---------  ----------  ----------     ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     3,087     7,546,590  48,249,642  13,532,426     23,117,219
 Variable annuity
   contract owners in
   the annuitization
   period................        --            --         120     809,916      2,115,089
 Genworth Life and
   Annuity (note 4c).....        --            --          --          --             --
                             ------     ---------  ----------  ----------     ----------
    Net assets...........    $3,087     7,546,590  48,249,762  14,342,342     25,232,308
                             ======     =========  ==========  ==========     ==========
Investments in
 securities at cost......    $3,827     5,629,279  47,485,747  12,732,209     23,485,531
                             ======     =========  ==========  ==========     ==========
Shares outstanding.......       208       225,363   4,135,912   1,020,730      2,219,725
                             ======     =========  ==========  ==========     ==========

                                    ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          ------------------------------------------------------------------------------------------


                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                           GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP         SMALL CAP
                               GROWTH            INCOME             VALUE            GROWTH            GROWTH
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS:
Investments at fair
 value (note 2b).........     5,914,735        63,000,470        81,588,211        14,887,394        16,696,549
Dividend receivable......            --                --                --                --                --
Receivable for units sold            65                --                --             1,383             2,179
                              ---------        ----------        ----------        ----------        ----------
    Total assets.........     5,914,800        63,000,470        81,588,211        14,888,777        16,698,728
                              ---------        ----------        ----------        ----------        ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..           251             2,686             3,847               646               700
Payable for units
 withdrawn...............            --            20,410            30,694                --                --
                              ---------        ----------        ----------        ----------        ----------
    Total liabilities....           251            23,096            34,541               646               700
                              ---------        ----------        ----------        ----------        ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     5,914,549        62,918,896        78,664,516        14,888,131        16,698,028
 Variable annuity
   contract owners in
   the annuitization
   period................            --            58,478         2,889,154                --                --
 Genworth Life and
   Annuity (note 4c).....            --                --                --                --                --
                              ---------        ----------        ----------        ----------        ----------
    Net assets...........     5,914,549        62,977,374        81,553,670        14,888,131        16,698,028
                              =========        ==========        ==========        ==========        ==========
Investments in
 securities at cost......     4,735,009        72,013,453        78,194,878        12,820,478        13,934,063
                              =========        ==========        ==========        ==========        ==========
Shares outstanding.......       311,466         3,703,731         5,523,914           549,756         1,047,462
                              =========        ==========        ==========        ==========        ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                             AMERICAN
                             CENTURY
                             VARIABLE
                          PORTFOLIOS II,
                               INC.        AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                          -------------- ----------------------------------------------


                           VP INFLATION  VP INCOME &      VP
                            PROTECTION     GROWTH    INTERNATIONAL VP ULTRA(R) VP VALUE
                             FUND --       FUND --      FUND --      FUND --   FUND --
                             CLASS II      CLASS I      CLASS I      CLASS I   CLASS I
                          -------------- ----------- ------------- ----------- --------
ASSETS:
Investments at fair
 value (note 2b).........  $87,418,268     102,301     1,174,655     55,903    211,495
Dividend receivable......           --          --            --         --         --
Receivable for units sold       19,563          --            --         --         --
                           -----------     -------     ---------     ------    -------
    Total assets.........   87,437,831     102,301     1,174,655     55,903    211,495
                           -----------     -------     ---------     ------    -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        4,147           5            57          3          8
Payable for units
 withdrawn...............           --          --           429          1         --
                           -----------     -------     ---------     ------    -------
    Total liabilities....        4,147           5           486          4          8
                           -----------     -------     ---------     ------    -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   83,697,397     102,296     1,033,579     55,899    211,487
 Variable annuity
   contract owners in
   the annuitization
   period................    3,736,287          --       140,590         --         --
 Genworth Life and
   Annuity (note 4c).....           --          --            --         --         --
                           -----------     -------     ---------     ------    -------
    Net assets...........  $87,433,684     102,296     1,174,169     55,899    211,487
                           ===========     =======     =========     ======    =======
Investments in
 securities at cost......  $83,486,787     104,531     1,141,069     52,899    242,357
                           ===========     =======     =========     ======    =======
Shares outstanding.......    7,882,621      16,909       137,226      5,960     36,091
                           ===========     =======     =========     ======    =======

                                                                                       COLUMBIA
                                                                                        FUNDS
                                                                                       VARIABLE
                                                                                      INSURANCE
                                    BLACKROCK VARIABLE SERIES FUNDS, INC.              TRUST I
                          ---------------------------------------------------------- ------------
                                              BLACKROCK     BLACKROCK    BLACKROCK     COLUMBIA
                             BLACKROCK         GLOBAL       LARGE CAP      VALUE       MARSICO
                          BASIC VALUE V.I. ALLOCATION V.I. GROWTH V.I. OPPORTUNITIES GROWTH FUND,
                              FUND --          FUND --       FUND --   V.I. FUND --    VARIABLE
                             CLASS III        CLASS III     CLASS III    CLASS III    SERIES --
                               SHARES          SHARES        SHARES       SHARES       CLASS A
                          ---------------- --------------- ----------- ------------- ------------
ASSETS:
Investments at fair
 value (note 2b).........    12,864,100      503,857,530    3,382,287   10,699,173    38,735,658
Dividend receivable......            --               --           --           --            --
Receivable for units sold            --               --        4,146       87,599         1,891
                             ----------      -----------    ---------   ----------    ----------
    Total assets.........    12,864,100      503,857,530    3,386,433   10,786,772    38,737,549
                             ----------      -----------    ---------   ----------    ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..           565           25,724          144          464         1,669
Payable for units
 withdrawn...............        15,288          157,485           --           --            --
                             ----------      -----------    ---------   ----------    ----------
    Total liabilities....        15,853          183,209          144          464         1,669
                             ----------      -----------    ---------   ----------    ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    12,848,247      474,447,840    3,386,289   10,786,308    38,735,880
 Variable annuity
   contract owners in
   the annuitization
   period................            --       29,226,481           --           --            --
 Genworth Life and
   Annuity (note 4c).....            --               --           --           --            --
                             ----------      -----------    ---------   ----------    ----------
    Net assets...........    12,848,247      503,674,321    3,386,289   10,786,308    38,735,880
                             ==========      ===========    =========   ==========    ==========
Investments in
 securities at cost......    13,133,318      469,037,574    3,137,057   10,497,200    32,662,798
                             ==========      ===========    =========   ==========    ==========
Shares outstanding.......     1,081,926       34,772,776      312,885      737,874     1,886,783
                             ==========      ===========    =========   ==========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                            COLUMBIA
                              FUNDS
                            VARIABLE
                            INSURANCE
                             TRUST I
                           (CONTINUED)        DWS VARIABLE SERIES II                      DREYFUS
                          ------------- ---------------------------------- -------------------------------------
                            COLUMBIA                                         DREYFUS
                             MARSICO                                        INVESTMENT   DREYFUS    THE DREYFUS
                          INTERNATIONAL DWS DREMAN                          PORTFOLIOS   VARIABLE    SOCIALLY
                          OPPORTUNITIES SMALL MID      DWS         DWS        MIDCAP    INVESTMENT  RESPONSIBLE
                              FUND,     CAP VALUE   STRATEGIC   TECHNOLOGY    STOCK      FUND --      GROWTH
                            VARIABLE      VIP --   VALUE VIP --   VIP --   PORTFOLIO --   MONEY    FUND, INC. --
                            SERIES --    CLASS B     CLASS B     CLASS B     INITIAL      MARKET      INITIAL
                             CLASS B      SHARES      SHARES      SHARES      SHARES    PORTFOLIO     SHARES
                          ------------- ---------- ------------ ---------- ------------ ---------- -------------
ASSETS:
Investments at fair
 value (note 2b).........  $75,828,928   110,752      77,969      11,178     103,193     632,095     4,012,730
Dividend receivable......           --        --          --          --          --          --            --
Receivable for units sold           --        --          --          --          --          --            86
                           -----------   -------     -------      ------     -------     -------     ---------
    Total assets.........   75,828,928   110,752      77,969      11,178     103,193     632,095     4,012,816
                           -----------   -------     -------      ------     -------     -------     ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        3,444         5           4          --           4         124           168
Payable for units
 withdrawn...............       20,312        --          --           1           1          --            --
                           -----------   -------     -------      ------     -------     -------     ---------
    Total liabilities....       23,756         5           4           1           5         124           168
                           -----------   -------     -------      ------     -------     -------     ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   74,366,092   110,747      77,965      11,177     103,188     631,971     4,012,648
 Variable annuity
   contract owners in
   the annuitization
   period................    1,439,080        --          --          --          --          --            --
 Genworth Life and
   Annuity (note 4c).....           --        --          --          --          --          --            --
                           -----------   -------     -------      ------     -------     -------     ---------
    Net assets...........  $75,805,172   110,747      77,965      11,177     103,188     631,971     4,012,648
                           ===========   =======     =======      ======     =======     =======     =========
Investments in
 securities at cost......  $73,991,892   119,390     101,021       9,175     117,276     632,007     3,820,200
                           ===========   =======     =======      ======     =======     =======     =========
Shares outstanding.......    4,745,240     9,078       9,567       1,051       7,835     632,095       134,205
                           ===========   =======     =======      ======     =======     =======     =========




                                                         EVERGREEN VARIABLE
                            EATON VANCE VARIABLE TRUST     ANNUITY TRUST
                          ------------------------------ ------------------





                                           VT WORLDWIDE      EVERGREEN
                          VT FLOATING-RATE    HEALTH          VA OMEGA
                            INCOME FUND    SCIENCES FUND  FUND -- CLASS 2
                          ---------------- ------------- ------------------
ASSETS:
Investments at fair
 value (note 2b).........    32,102,167         --               --
Dividend receivable......       123,387         --               --
Receivable for units sold            --         --               --
                             ----------         --               --
    Total assets.........    32,225,554         --               --
                             ----------         --               --
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         1,371         --               --
Payable for units
 withdrawn...............        32,281         --               --
                             ----------         --               --
    Total liabilities....        33,652         --               --
                             ----------         --               --
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    32,191,782         --               --
 Variable annuity
   contract owners in
   the annuitization
   period................           120         --               --
 Genworth Life and
   Annuity (note 4c).....            --         --               --
                             ----------         --               --
    Net assets...........    32,191,902         --               --
                             ==========         ==               ==
Investments in
 securities at cost......    30,484,018         --               --
                             ==========         ==               ==
Shares outstanding.......     3,393,464         --               --
                             ==========         ==               ==

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                                  FEDERATED INSURANCE SERIES
                          --------------------------------------------------------------------------
                           FEDERATED             FEDERATED
                            CAPITAL                CLOVER   FEDERATED HIGH                FEDERATED
                          APPRECIATION FEDERATED   VALUE     INCOME BOND   FEDERATED HIGH  KAUFMANN
                           FUND II --   CAPITAL  FUND II --   FUND II --    INCOME BOND   FUND II --
                            PRIMARY     INCOME    PRIMARY      PRIMARY       FUND II --    SERVICE
                             SHARES     FUND II    SHARES       SHARES     SERVICE SHARES   SHARES
                          ------------ --------- ---------- -------------- -------------- ----------
ASSETS:
Investments at fair
 value (note 2b)......... $12,860,732  8,732,484     --       26,267,232     39,659,390   72,537,088
Dividend receivable......          --         --     --               --             --           --
Receivable for units sold          --         69     --           68,210          6,688           --
                          -----------  ---------     --       ----------     ----------   ----------
    Total assets.........  12,860,732  8,732,553     --       26,335,442     39,666,078   72,537,088
                          -----------  ---------     --       ----------     ----------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         510        344     --            1,051          1,675        3,326
Payable for units
 withdrawn...............       4,522         --     --               --             --       28,066
                          -----------  ---------     --       ----------     ----------   ----------
    Total liabilities....       5,032        344     --            1,051          1,675       31,392
                          -----------  ---------     --       ----------     ----------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  12,855,700  8,729,758     --       26,334,391     39,664,403   70,336,570
 Variable annuity
   contract owners in
   the annuitization
   period................          --      2,451     --               --             --    2,169,126
 Genworth Life and
   Annuity (note 4c).....          --         --     --               --             --           --
                          -----------  ---------     --       ----------     ----------   ----------
    Net assets........... $12,855,700  8,732,209     --       26,334,391     39,664,403   72,505,696
                          ===========  =========     ==       ==========     ==========   ==========
Investments in
 securities at cost...... $11,811,099  8,598,477     --       24,523,042     35,985,622   60,592,260
                          ===========  =========     ==       ==========     ==========   ==========
Shares outstanding.......   2,009,489    954,370     --        3,736,448      5,665,627    4,924,446
                          ===========  =========     ==       ==========     ==========   ==========

                             FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                          --------------------------------------------------

                           VIP ASSET   VIP ASSET      VIP
                          MANAGER/SM  MANAGER/SM    BALANCED        VIP
                          /PORTFOLIO  /PORTFOLIO  PORTFOLIO -- CONTRAFUND(R)
                          -- INITIAL  -- SERVICE    SERVICE    PORTFOLIO --
                             CLASS      CLASS 2     CLASS 2    INITIAL CLASS
                          ----------- ----------- ------------ -------------
ASSETS:
Investments at fair
 value (note 2b)......... 74,882,343  18,958,993   73,815,744   153,216,181
Dividend receivable......         --          --           --            --
Receivable for units sold         --          --        8,175            --
                          ----------  ----------   ----------   -----------
    Total assets......... 74,882,343  18,958,993   73,823,919   153,216,181
                          ----------  ----------   ----------   -----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..      2,547         950        3,912         6,060
Payable for units
 withdrawn...............     32,489          29           --       110,990
                          ----------  ----------   ----------   -----------
    Total liabilities....     35,036         979        3,912       117,050
                          ----------  ----------   ----------   -----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................ 74,801,652  18,857,744   68,723,996   152,988,958
 Variable annuity
   contract owners in
   the annuitization
   period................     45,655     100,270    5,096,011       110,173
 Genworth Life and
   Annuity (note 4c).....         --          --           --            --
                          ----------  ----------   ----------   -----------
    Net assets........... 74,847,307  18,958,014   73,820,007   153,099,131
                          ==========  ==========   ==========   ===========
Investments in
 securities at cost...... 74,488,715  18,202,353   65,558,498   154,686,835
                          ==========  ==========   ==========   ===========
Shares outstanding.......  5,150,092   1,325,804    4,827,714     6,416,088
                          ==========  ==========   ==========   ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010


                          --------------------------
                                        VIP DYNAMIC
                               VIP        CAPITAL
                          CONTRAFUND(R) APPRECIATION
                          PORTFOLIO --  PORTFOLIO --
                             SERVICE      SERVICE
                             CLASS 2      CLASS 2
                          ------------- ------------
ASSETS:
Investments at fair
 value (note 2b)......... $139,171,067   2,572,588
Dividend receivable......           --          --
Receivable for units sold       19,714          --
                          ------------   ---------
    Total assets.........  139,190,781   2,572,588
                          ------------   ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        5,902         109
Payable for units
 withdrawn...............           --          15
                          ------------   ---------
    Total liabilities....        5,902         124
                          ------------   ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  139,078,731   2,572,464
 Variable annuity
   contract owners in
   the annuitization
   period................      106,148          --
 Genworth Life and
   Annuity (note 4c).....           --          --
                          ------------   ---------
    Net assets........... $139,184,879   2,572,464
                          ============   =========
Investments in
 securities at cost...... $141,782,219   2,365,752
                          ============   =========
Shares outstanding.......    5,924,694     309,577
                          ============   =========

                                      FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          ----------------------------------------------------------------------------------------------------------
                                                         VIP          VIP
                                        VIP EQUITY-    GROWTH &     GROWTH &                     VIP          VIP
                           VIP EQUITY-     INCOME       INCOME       INCOME     VIP GROWTH      GROWTH       GROWTH
                             INCOME     PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- OPPORTUNITIES PORTFOLIO -- PORTFOLIO --
                          PORTFOLIO --    SERVICE      INITIAL      SERVICE    PORTFOLIO --    INITIAL      SERVICE
                          INITIAL CLASS   CLASS 2       CLASS       CLASS 2    INITIAL CLASS    CLASS       CLASS 2
                          ------------- ------------ ------------ ------------ ------------- ------------ ------------
ASSETS:
Investments at fair
 value (note 2b).........  119,551,504   68,878,586   26,803,848   16,228,220    9,342,335    72,072,447   23,704,161
Dividend receivable......           --           --           --           --           --            --           --
Receivable for units sold           --           --           --        5,709           --            --           --
                           -----------   ----------   ----------   ----------    ---------    ----------   ----------
    Total assets.........  119,551,504   68,878,586   26,803,848   16,233,929    9,342,335    72,072,447   23,704,161
                           -----------   ----------   ----------   ----------    ---------    ----------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        4,562        2,975        1,072          690          373         2,710        1,026
Payable for units
 withdrawn...............      123,576        7,117       39,466           --        5,010        86,962       22,828
                           -----------   ----------   ----------   ----------    ---------    ----------   ----------
    Total liabilities....      128,138       10,092       40,538          690        5,383        89,672       23,854
                           -----------   ----------   ----------   ----------    ---------    ----------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  119,304,714   68,761,785   26,759,257   16,233,239    9,313,068    71,958,245   23,680,307
 Variable annuity
   contract owners in
   the annuitization
   period................      118,652      106,709        4,053           --       23,884        24,530           --
 Genworth Life and
   Annuity (note 4c).....           --           --           --           --           --            --           --
                           -----------   ----------   ----------   ----------    ---------    ----------   ----------
    Net assets...........  119,423,366   68,868,494   26,763,310   16,233,239    9,336,952    71,982,775   23,680,307
                           ===========   ==========   ==========   ==========    =========    ==========   ==========
Investments in
 securities at cost......  133,382,389   74,998,524   27,318,677   16,005,203    8,469,413    66,412,852   21,131,611
                           ===========   ==========   ==========   ==========    =========    ==========   ==========
Shares outstanding.......    6,285,568    3,673,525    2,122,237    1,305,569      521,336     1,943,177      645,538
                           ===========   ==========   ==========   ==========    =========    ==========   ==========

                          -------------
                              VIP
                           INVESTMENT
                           GRADE BOND
                          PORTFOLIO --
                            SERVICE
                            CLASS 2
                          ------------
ASSETS:
Investments at fair
 value (note 2b).........  13,485,931
Dividend receivable......          --
Receivable for units sold       2,363
                           ----------
    Total assets.........  13,488,294
                           ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         582
Payable for units
 withdrawn...............          --
                           ----------
    Total liabilities....         582
                           ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  13,487,585
 Variable annuity
   contract owners in
   the annuitization
   period................         127
 Genworth Life and
   Annuity (note 4c).....          --
                           ----------
    Net assets...........  13,487,712
                           ==========
Investments in
 securities at cost......  13,484,571
                           ==========
Shares outstanding.......   1,070,312
                           ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                              FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                                               (CONTINUED)
                          -----------------------------------------------------



                                            VIP                     VIP VALUE
                               VIP        MID CAP         VIP       STRATEGIES
                             MID CAP    PORTFOLIO --   OVERSEAS    PORTFOLIO --
                          PORTFOLIO --    SERVICE    PORTFOLIO --    SERVICE
                          INITIAL CLASS   CLASS 2    INITIAL CLASS   CLASS 2
                          ------------- ------------ ------------- ------------
ASSETS:
Investments at fair
 value (note 2b).........    $39,185    142,007,250   32,089,486    4,657,776
Dividend receivable......         --             --           --           --
Receivable for units sold         --        395,353           --           --
                             -------    -----------   ----------    ---------
    Total assets.........     39,185    142,402,603   32,089,486    4,657,776
                             -------    -----------   ----------    ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..          1          6,010        1,197          199
Payable for units
 withdrawn...............          1             --       14,206       94,865
                             -------    -----------   ----------    ---------
    Total liabilities....          2          6,010       15,403       95,064
                             -------    -----------   ----------    ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     39,183    142,396,537   32,030,810    4,562,712
 Variable annuity
   contract owners in
   the annuitization
   period................         --             56       43,273           --
 Genworth Life and
   Annuity (note 4c).....         --             --           --           --
                             -------    -----------   ----------    ---------
    Net assets...........    $39,183    142,396,593   32,074,083    4,562,712
                             =======    ===========   ==========    =========
Investments in
 securities at cost......    $31,544    120,892,283   32,366,201    3,958,414
                             =======    ===========   ==========    =========
Shares outstanding.......      1,199      4,419,771    1,913,505      475,769
                             =======    ===========   ==========    =========

                                  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                          --------------------------------------------------------------------
                                                   FRANKLIN
                                       FRANKLIN   TEMPLETON
                           FRANKLIN   LARGE CAP  VIP FOUNDING   MUTUAL   TEMPLETON  TEMPLETON
                            INCOME      GROWTH      FUNDS       SHARES    FOREIGN    FOREIGN
                          SECURITIES  SECURITIES  ALLOCATION  SECURITIES SECURITIES SECURITIES
                           FUND --     FUND --     FUND --     FUND --    FUND --    FUND --
                           CLASS 2     CLASS 2     CLASS 2     CLASS 2    CLASS 1    CLASS 2
                            SHARES      SHARES      SHARES      SHARES     SHARES     SHARES
                          ----------- ---------- ------------ ---------- ---------- ----------
ASSETS:
Investments at fair
 value (note 2b)......... 679,384,026  396,145   122,206,416  67,410,062 12,580,410 1,516,593
Dividend receivable......          --       --            --          --         --        --
Receivable for units sold          --       --            --          --        169        --
                          -----------  -------   -----------  ---------- ---------- ---------
    Total assets......... 679,384,026  396,145   122,206,416  67,410,062 12,580,579 1,516,593
                          -----------  -------   -----------  ---------- ---------- ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..      37,102       17         6,431       3,129        502        71
Payable for units
 withdrawn...............     172,775       --        38,261      28,474         --       488
                          -----------  -------   -----------  ---------- ---------- ---------
    Total liabilities....     209,877       17        44,692      31,603        502       559
                          -----------  -------   -----------  ---------- ---------- ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................ 644,574,233  396,128   108,898,696  65,117,409 12,580,077 1,374,415
 Variable annuity
   contract owners in
   the annuitization
   period................  34,599,916       --    13,263,028   2,261,050         --   141,619
 Genworth Life and
   Annuity (note 4c).....          --       --            --          --         --        --
                          -----------  -------   -----------  ---------- ---------- ---------
    Net assets........... 679,174,149  396,128   122,161,724  67,378,459 12,580,077 1,516,034
                          ===========  =======   ===========  ========== ========== =========
Investments in
 securities at cost...... 695,333,317  422,663   125,856,118  59,571,435 12,207,037 1,533,785
                          ===========  =======   ===========  ========== ========== =========
Shares outstanding.......  45,842,377   26,658    15,850,378   4,226,336    865,228   106,130
                          ===========  =======   ===========  ========== ========== =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                            FRANKLIN TEMPLETON VARIABLE
                          INSURANCE PRODUCTS TRUST (CONTINUED)                                GE INVESTMENTS FUNDS, INC.
                          ------------------------------------ --------------------------------------------------------------
                          TEMPLETON    TEMPLETON
                            GLOBAL       GLOBAL    TEMPLETON
                            ASSET         BOND       GROWTH                              INTERNATIONAL  MID-CAP
                          ALLOCATION   SECURITIES  SECURITIES                  INCOME       EQUITY      EQUITY
                           FUND --      FUND --     FUND --      CORE VALUE    FUND --      FUND --     FUND --     MONEY
                           CLASS 2      CLASS 1     CLASS 2    EQUITY FUND --  CLASS 1      CLASS 1     CLASS 1     MARKET
                            SHARES       SHARES      SHARES    CLASS 1 SHARES  SHARES       SHARES      SHARES       FUND
                          ----------   ----------  ----------  -------------- ---------- ------------- ---------- -----------
ASSETS:
Investments at fair
 value (note 2b).........    $--       12,470,061  13,894,111    17,446,258   49,458,510  13,629,215   87,566,125 205,415,877
Dividend receivable......     --               --          --            --           --          --           --          --
Receivable for units sold     --          106,455          --         1,496           --          --      404,295          --
                             ---       ----------  ----------    ----------   ----------  ----------   ---------- -----------
    Total assets.........     --       12,576,516  13,894,111    17,447,754   49,458,510  13,629,215   87,970,420 205,415,877
                             ---       ----------  ----------    ----------   ----------  ----------   ---------- -----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..     --              462         595           742        2,035         542        3,664       8,878
Payable for units
 withdrawn...............     --               --      10,663            --       18,495      39,280           --   2,037,618
                             ---       ----------  ----------    ----------   ----------  ----------   ---------- -----------
    Total liabilities....     --              462      11,258           742       20,530      39,822        3,664   2,046,496
                             ---       ----------  ----------    ----------   ----------  ----------   ---------- -----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     --       12,558,502  13,777,261    17,447,012   49,437,980  13,589,393   87,922,499 203,305,442
 Variable annuity
   contract owners in
   the annuitization
   period................     --           17,552     105,592            --           --          --       44,257      63,939
 Genworth Life and
   Annuity (note 4c).....     --               --          --            --           --          --           --          --
                             ---       ----------  ----------    ----------   ----------  ----------   ---------- -----------
    Net assets...........    $--       12,576,054  13,882,853    17,447,012   49,437,980  13,589,393   87,966,756 203,369,381
                             ===       ==========  ==========    ==========   ==========  ==========   ========== ===========
Investments in
 securities at cost......    $--       10,563,394  15,072,918    17,702,003   52,081,947  22,018,344   77,250,185 205,415,877
                             ===       ==========  ==========    ==========   ==========  ==========   ========== ===========
Shares outstanding.......     --          625,379   1,261,954     1,971,329    4,475,883  26,723,950    4,697,753 205,415,877
                             ===       ==========  ==========    ==========   ==========  ==========   ========== ===========


                          ---------------------------


                                         REAL ESTATE
                                         SECURITIES
                          PREMIER GROWTH   FUND --
                          EQUITY FUND --   CLASS 1
                          CLASS 1 SHARES   SHARES
                          -------------- -----------
ASSETS:
Investments at fair
 value (note 2b).........   40,221,628   66,709,316
Dividend receivable......           --           --
Receivable for units sold           --           --
                            ----------   ----------
    Total assets.........   40,221,628   66,709,316
                            ----------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        1,689        2,840
Payable for units
 withdrawn...............       20,985       98,174
                            ----------   ----------
    Total liabilities....       22,674      101,014
                            ----------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   40,117,836   65,877,615
 Variable annuity
   contract owners in
   the annuitization
   period................       81,118      730,687
 Genworth Life and
   Annuity (note 4c).....           --           --
                            ----------   ----------
    Net assets...........   40,198,954   66,608,302
                            ==========   ==========
Investments in
 securities at cost......   37,692,568   67,527,313
                            ==========   ==========
Shares outstanding.......      561,755    6,246,191
                            ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                      GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          --------------------------------------------------------------- ----------


                                                                                           GENWORTH
                                       SMALL-CAP                                           CALAMOS
                                        EQUITY    TOTAL RETURN  TOTAL RETURN  U.S. EQUITY   GROWTH
                                        FUND --     FUND --       FUND --       FUND --    FUND --
                           S&P 500(R)   CLASS 1     CLASS 1       CLASS 3       CLASS 1    SERVICE
                           INDEX FUND   SHARES       SHARES        SHARES       SHARES      SHARES
                          ------------ ---------- ------------- ------------- ----------- ----------
ASSETS:
Investments at fair
 value (note 2b)......... $181,412,882 49,600,656 1,128,303,593 1,166,777,954 33,501,915  22,709,019
Dividend receivable......           --         --            --            --         --          --
Receivable for units sold           --     15,287            --            --         --      84,633
                          ------------ ---------- ------------- ------------- ----------  ----------
    Total assets.........  181,412,882 49,615,943 1,128,303,593 1,166,777,954 33,501,915  22,793,652
                          ------------ ---------- ------------- ------------- ----------  ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        7,434      2,128        52,404        62,539      1,405       1,058
Payable for units
 withdrawn...............      104,646         --       231,977        16,371      2,039          --
                          ------------ ---------- ------------- ------------- ----------  ----------
    Total liabilities....      112,080      2,128       284,381        78,910      3,444       1,058
                          ------------ ---------- ------------- ------------- ----------  ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  181,282,391 49,613,815 1,124,166,716 1,103,052,966 33,494,455  22,078,025
 Variable annuity
   contract owners in
   the annuitization
   period................       18,411         --     3,852,496    63,646,078      4,016     714,569
 Genworth Life and
   Annuity (note 4c).....           --         --            --            --         --          --
                          ------------ ---------- ------------- ------------- ----------  ----------
    Net assets........... $181,300,802 49,613,815 1,128,019,212 1,166,699,044 33,498,471  22,792,594
                          ============ ========== ============= ============= ==========  ==========
Investments in
 securities at cost...... $171,438,124 46,869,194 1,099,617,106 1,183,046,439 33,098,762  18,202,064
                          ============ ========== ============= ============= ==========  ==========
Shares outstanding.......    8,109,651  3,980,791    68,715,201    71,231,865  1,049,559   1,874,842
                          ============ ========== ============= ============= ==========  ==========

                             GENWORTH VARIABLE INSURANCE TRUST
                          -------------------------------------------------
                                    GENWORTH                   GENWORTH
                                      EATON      GENWORTH       GOLDMAN
                          GENWORTH    VANCE      ENHANCED        SACHS
                          DAVIS NY  LARGE CAP  INTERNATIONAL   ENHANCED
                          VENTURE     VALUE        INDEX       CORE BOND
                          FUND --    FUND --      FUND --    INDEX FUND --
                          SERVICE    SERVICE      SERVICE       SERVICE
                           SHARES    SHARES       SHARES        SHARES
                          --------- ---------- ------------- -------------
ASSETS:
Investments at fair
 value (note 2b)......... 8,653,352 45,598,820   9,690,537    150,675,298
Dividend receivable......        --         --          --             --
Receivable for units sold        --         --          --         35,797
                          --------- ----------  ----------    -----------
    Total assets......... 8,653,352 45,598,820   9,690,537    150,711,095
                          --------- ----------  ----------    -----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       233      2,198         212          7,232
Payable for units
 withdrawn...............    11,967     13,261         255             --
                          --------- ----------  ----------    -----------
    Total liabilities....    12,200     15,459         467          7,232
                          --------- ----------  ----------    -----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................ 5,503,332 43,414,062   5,003,172    143,599,486
 Variable annuity
   contract owners in
   the annuitization
   period................        --  2,169,299          --      7,104,377
 Genworth Life and
   Annuity (note 4c)..... 3,137,820         --   4,686,898             --
                          --------- ----------  ----------    -----------
    Net assets........... 8,641,152 45,583,361   9,690,070    150,703,863
                          ========= ==========  ==========    ===========
Investments in
 securities at cost...... 7,321,650 40,363,690  11,217,852    155,756,168
                          ========= ==========  ==========    ===========
Shares outstanding.......   831,565  4,973,042     923,665     14,018,915
                          ========= ==========  ==========    ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                                                                          GOLDMAN SACHS VARIABLE
                                  GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)              INSURANCE TRUST
                          -------------------------------------------------------------- ------------------------
                           GENWORTH                            GENWORTH
                          LEGG MASON               GENWORTH     PUTNAM       GENWORTH
                          CLEARBRIDGE  GENWORTH   PYRAMIS(R) INTERNATIONAL   THORNBURG      GOLDMAN
                          AGGRESSIVE    PIMCO     SMALL/MID     CAPITAL    INTERNATIONAL  SACHS LARGE   GOLDMAN
                            GROWTH    STOCKSPLUS   CAP CORE  OPPORTUNITIES     VALUE       CAP VALUE     SACHS
                            FUND --    FUND --     FUND --      FUND --       FUND --       FUND --     MID CAP
                            SERVICE    SERVICE     SERVICE      SERVICE       SERVICE    INSTITUTIONAL   VALUE
                            SHARES      SHARES      SHARES      SHARES        SHARES        SHARES       FUND
                          ----------- ----------- ---------- ------------- ------------- ------------- ----------
ASSETS:
Investments at fair
 value (note 2b)......... $44,272,196 173,437,761 44,795,192      --            --        12,515,391   69,172,081
Dividend receivable......          --          --         --      --            --                --           --
Receivable for units sold          --          --    376,312      --            --                --           --
                          ----------- ----------- ----------      --            --        ----------   ----------
    Total assets.........  44,272,196 173,437,761 45,171,504      --            --        12,515,391   69,172,081
                          ----------- ----------- ----------      --            --        ----------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       2,141       8,404      2,170      --            --               500        2,818
Payable for units
 withdrawn...............      11,769      43,117         --      --            --                30       91,109
                          ----------- ----------- ----------      --            --        ----------   ----------
    Total liabilities....      13,910      51,521      2,170      --            --               530       93,927
                          ----------- ----------- ----------      --            --        ----------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  42,089,802 164,731,055 42,995,821      --            --        12,514,861   69,027,348
 Variable annuity
   contract owners in
   the annuitization
   period................   2,168,484   8,655,185  2,173,513      --            --                --       50,806
 Genworth Life and
   Annuity (note 4c).....          --          --         --      --            --                --           --
                          ----------- ----------- ----------      --            --        ----------   ----------
    Net assets........... $44,258,286 173,386,240 45,169,334      --            --        12,514,861   69,078,154
                          =========== =========== ==========      ==            ==        ==========   ==========
Investments in
 securities at cost...... $42,188,763 164,736,205 36,462,571      --            --        13,012,855   65,695,082
                          =========== =========== ==========      ==            ==        ==========   ==========
Shares outstanding.......   4,554,378  20,011,511  4,337,089      --            --         1,222,206    4,905,821
                          =========== =========== ==========      ==            ==        ==========   ==========

                                 JPMORGAN INSURANCE TRUST
                          --------------------------------------

                                                      JPMORGAN
                            JPMORGAN     JPMORGAN    INSURANCE
                           INSURANCE    INSURANCE      TRUST
                             TRUST      TRUST CORE     EQUITY
                            BALANCED       BOND        INDEX
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            CLASS 1      CLASS 1      CLASS 1
                          ------------ ------------ ------------
ASSETS:
Investments at fair
 value (note 2b).........      --       5,667,385    2,278,826
Dividend receivable......      --              --           --
Receivable for units sold      --              --           --
                               --       ---------    ---------
    Total assets.........      --       5,667,385    2,278,826
                               --       ---------    ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..      --             274          120
Payable for units
 withdrawn...............      --           1,314        1,246
                               --       ---------    ---------
    Total liabilities....      --           1,588        1,366
                               --       ---------    ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................      --       4,971,182    1,854,533
 Variable annuity
   contract owners in
   the annuitization
   period................      --         694,615      422,927
 Genworth Life and
   Annuity (note 4c).....      --              --           --
                               --       ---------    ---------
    Net assets...........      --       5,665,797    2,277,460
                               ==       =========    =========
Investments in
 securities at cost......      --       5,395,985    2,059,616
                               ==       =========    =========
Shares outstanding.......      --         491,108      208,493
                               ==       =========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                                     JPMORGAN INSURANCE TRUST (CONTINUED)
                          -------------------------------------------------------------------------------------------
                            JPMORGAN      JPMORGAN     JPMORGAN     JPMORGAN     JPMORGAN     JPMORGAN
                            INSURANCE    INSURANCE    INSURANCE    INSURANCE    INSURANCE    INSURANCE     JPMORGAN
                              TRUST        TRUST        TRUST        TRUST        TRUST        TRUST      INSURANCE
                          INTERNATIONAL   INTREPID     INTREPID     MID CAP      MID CAP     SMALL CAP      TRUST
                             EQUITY        GROWTH      MID CAP       GROWTH       VALUE         CORE     U.S. EQUITY
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                             CLASS 1      CLASS 1      CLASS 1      CLASS 1      CLASS 1      CLASS 1      CLASS 1
                          ------------- ------------ ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at fair
 value (note 2b).........   $109,247      561,132      575,473      549,203      155,890       30,171     2,202,879
Dividend receivable......         --           --           --           --           --           --            --
Receivable for units sold         --           --           --           --           --           --            --
                            --------      -------      -------      -------      -------       ------     ---------
    Total assets.........    109,247      561,132      575,473      549,203      155,890       30,171     2,202,879
                            --------      -------      -------      -------      -------       ------     ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..          6           30           30           29            7            1           117
Payable for units
 withdrawn...............          1          285          289          264           --           --         1,310
                            --------      -------      -------      -------      -------       ------     ---------
    Total liabilities....          7          315          319          293            7            1         1,427
                            --------      -------      -------      -------      -------       ------     ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    109,240      455,436      469,766      443,712      155,883       30,170     1,777,047
 Variable annuity
   contract owners in
   the annuitization
   period................         --      105,381      105,388      105,198           --           --       424,405
 Genworth Life and
   Annuity (note 4c).....         --           --           --           --           --           --            --
                            --------      -------      -------      -------      -------       ------     ---------
    Net assets...........   $109,240      560,817      575,154      548,910      155,883       30,170     2,201,452
                            ========      =======      =======      =======      =======       ======     =========
Investments in
 securities at cost......   $ 84,396      510,902      519,653      438,239      104,959       20,542     1,986,635
                            ========      =======      =======      =======      =======       ======     =========
Shares outstanding.......     10,710       37,136       36,842       32,478       22,925        2,018       140,400
                            ========      =======      =======      =======      =======       ======     =========

                                     JANUS ASPEN SERIES
                          ----------------------------------------



                            BALANCED      BALANCED    ENTERPRISE
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                          INSTITUTIONAL   SERVICE    INSTITUTIONAL
                             SHARES        SHARES       SHARES
                          ------------- ------------ -------------
ASSETS:
Investments at fair
 value (note 2b).........  119,017,155  159,829,159   61,009,190
Dividend receivable......           --           --           --
Receivable for units sold           --       45,045           --
                           -----------  -----------   ----------
    Total assets.........  119,017,155  159,874,204   61,009,190
                           -----------  -----------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        4,697        7,785        2,424
Payable for units
 withdrawn...............       28,830           --       51,910
                           -----------  -----------   ----------
    Total liabilities....       33,527        7,785       54,334
                           -----------  -----------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  118,918,343  153,969,732   60,900,691
 Variable annuity
   contract owners in
   the annuitization
   period................       65,285    5,896,687       54,165
 Genworth Life and
   Annuity (note 4c).....           --           --           --
                           -----------  -----------   ----------
    Net assets...........  118,983,628  159,866,419   60,954,856
                           ===========  ===========   ==========
Investments in
 securities at cost......  103,735,093  143,899,247   48,483,280
                           ===========  ===========   ==========
Shares outstanding.......    4,205,553    5,432,670    1,575,651
                           ===========  ===========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                                                             JANUS ASPEN SERIES (CONTINUED)
                          ---------------------------------------------------------------------------------------------
                                         FLEXIBLE                               GLOBAL LIFE     GLOBAL
                           ENTERPRISE      BOND          FORTY        FORTY       SCIENCES    TECHNOLOGY      JANUS
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            SERVICE    INSTITUTIONAL INSTITUTIONAL   SERVICE      SERVICE      SERVICE    INSTITUTIONAL
                             SHARES       SHARES        SHARES        SHARES       SHARES       SHARES       SHARES
                          ------------ ------------- ------------- ------------ ------------ ------------ -------------
ASSETS:
Investments at fair
 value (note 2b).........  $6,790,697   24,863,183    53,046,127    54,544,730       --       8,158,686    63,644,042
Dividend receivable......          --           --            --            --       --              --            --
Receivable for units sold          --           --            --            --       --              --            --
                           ----------   ----------    ----------    ----------       --       ---------    ----------
    Total assets.........   6,790,697   24,863,183    53,046,127    54,544,730       --       8,158,686    63,644,042
                           ----------   ----------    ----------    ----------       --       ---------    ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         292          973         2,150         2,493       --             331         2,487
Payable for units
 withdrawn...............         914       85,388        39,544        30,906       --           2,430        59,651
                           ----------   ----------    ----------    ----------       --       ---------    ----------
    Total liabilities....       1,206       86,361        41,694        33,399       --           2,761        62,138
                           ----------   ----------    ----------    ----------       --       ---------    ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   6,789,491   24,767,855    52,821,443    53,076,122       --       8,155,925    63,562,952
 Variable annuity
   contract owners in
   the annuitization
   period................          --        8,967       182,990     1,435,209       --              --        18,952
 Genworth Life and
   Annuity (note 4c).....          --           --            --            --       --              --            --
                           ----------   ----------    ----------    ----------       --       ---------    ----------
    Net assets...........  $6,789,491   24,776,822    53,004,433    54,511,331       --       8,155,925    63,581,904
                           ==========   ==========    ==========    ==========       ==       =========    ==========
Investments in
 securities at cost......  $5,087,734   24,144,242    42,391,989    48,290,201       --       6,203,222    56,144,441
                           ==========   ==========    ==========    ==========       ==       =========    ==========
Shares outstanding.......     180,940    1,957,731     1,484,223     1,547,807       --       1,441,464     2,623,415
                           ==========   ==========    ==========    ==========       ==       =========    ==========

                          ----------------------------------------

                             JANUS       OVERSEAS      OVERSEAS
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                            SERVICE    INSTITUTIONAL   SERVICE
                             SHARES       SHARES        SHARES
                          ------------ ------------- ------------
ASSETS:
Investments at fair
 value (note 2b).........  5,382,710    98,940,265    15,994,000
Dividend receivable......         --            --            --
Receivable for units sold         --        99,115            --
                           ---------    ----------    ----------
    Total assets.........  5,382,710    99,039,380    15,994,000
                           ---------    ----------    ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        230         3,938           676
Payable for units
 withdrawn...............     16,405            --            17
                           ---------    ----------    ----------
    Total liabilities....     16,635         3,938           693
                           ---------    ----------    ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  5,366,075    98,939,670    15,993,307
 Variable annuity
   contract owners in
   the annuitization
   period................         --        95,772            --
 Genworth Life and
   Annuity (note 4c).....         --            --            --
                           ---------    ----------    ----------
    Net assets...........  5,366,075    99,035,442    15,993,307
                           =========    ==========    ==========
Investments in
 securities at cost......  4,465,489    71,888,764     8,369,850
                           =========    ==========    ==========
Shares outstanding.......    224,000     1,733,058       285,403
                           =========    ==========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010




                               JANUS ASPEN SERIES (CONTINUED)
                          ----------------------------------------



                            RESEARCH
                              CORE        WORLDWIDE    WORLDWIDE
                          PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                          INSTITUTIONAL INSTITUTIONAL   SERVICE
                             SHARES        SHARES        SHARES
                          ------------- ------------- ------------
ASSETS:
Investments at fair
 value (note 2b).........      $--       70,685,621    6,799,618
Dividend receivable......       --               --           --
Receivable for units sold       --               --          437
                               ---       ----------    ---------
    Total assets.........       --       70,685,621    6,800,055
                               ---       ----------    ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       --            2,720          291
Payable for units
 withdrawn...............       --           44,381           --
                               ---       ----------    ---------
    Total liabilities....       --           47,101          291
                               ---       ----------    ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................       --       70,587,158    6,799,764
 Variable annuity
   contract owners in
   the annuitization
   period................       --           51,362           --
 Genworth Life and
   Annuity (note 4c).....       --               --           --
                               ---       ----------    ---------
    Net assets...........      $--       70,638,520    6,799,764
                               ===       ==========    =========
Investments in
 securities at cost......      $--       69,754,167    6,258,134
                               ===       ==========    =========
Shares outstanding.......       --        2,346,021      228,175
                               ===       ==========    =========

                                                                                            LEGG MASON
                                                                                             PARTNERS
                                                                                             VARIABLE   MFS(R) VARIABLE
                                     LEGG MASON PARTNERS VARIABLE EQUITY TRUST             INCOME TRUST INSURANCE TRUST
                          ---------------------------------------------------------------- ------------ ----------------
                                        LEGG MASON   LEGG MASON   LEGG MASON                LEGG MASON
                           LEGG MASON  CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE   LEGG MASON    WESTERN
                          CLEARBRIDGE    VARIABLE     VARIABLE     VARIABLE   CLEARBRIDGE     ASSET
                            VARIABLE      EQUITY       EQUITY    FUNDAMENTAL    VARIABLE     VARIABLE   MFS(R) INVESTORS
                           AGGRESSIVE     INCOME       INCOME      ALL CAP     LARGE CAP    STRATEGIC     GROWTH STOCK
                             GROWTH      BUILDER      BUILDER       VALUE        VALUE         BOND        SERIES --
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  SERVICE CLASS
                            CLASS II     CLASS I      CLASS II     CLASS I      CLASS I      CLASS I         SHARES
                          ------------ ------------ ------------ ------------ ------------ ------------ ----------------
ASSETS:
Investments at fair
 value (note 2b).........  5,856,456    4,661,307    7,984,069    8,768,756    10,871,480   14,573,037     11,445,708
Dividend receivable......         --           --           --           --            --           --             --
Receivable for units sold         --            3           --           --            --           --          6,557
                           ---------    ---------    ---------    ---------    ----------   ----------     ----------
    Total assets.........  5,856,456    4,661,310    7,984,069    8,768,756    10,871,480   14,573,037     11,452,265
                           ---------    ---------    ---------    ---------    ----------   ----------     ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        263          194          443          390           438          588            493
Payable for units
 withdrawn...............        388           --          680        3,564             7           28             --
                           ---------    ---------    ---------    ---------    ----------   ----------     ----------
    Total liabilities....        651          194        1,123        3,954           445          616            493
                           ---------    ---------    ---------    ---------    ----------   ----------     ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  5,855,805    4,661,116    7,614,361    8,764,802    10,848,869   14,572,421     11,451,772
 Variable annuity
   contract owners in
   the annuitization
   period................         --           --      368,585           --        22,166           --             --
 Genworth Life and
   Annuity (note 4c).....         --           --           --           --            --           --             --
                           ---------    ---------    ---------    ---------    ----------   ----------     ----------
    Net assets...........  5,855,805    4,661,116    7,982,946    8,764,802    10,871,035   14,572,421     11,451,772
                           =========    =========    =========    =========    ==========   ==========     ==========
Investments in
 securities at cost......  4,957,941    5,650,102    9,421,433    9,235,737    10,596,003   14,785,954      9,611,287
                           =========    =========    =========    =========    ==========   ==========     ==========
Shares outstanding.......    361,510      465,665      795,226      445,567       823,597    1,522,783      1,063,728
                           =========    =========    =========    =========    ==========   ==========     ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                           MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)
                          ------------------------------------------------------------------------------ -----------

                                            MFS(R) NEW   MFS(R) STRATEGIC MFS(R) TOTAL                   OPPENHEIMER
                          MFS(R) INVESTORS   DISCOVERY        INCOME         RETURN     MFS(R) UTILITIES  BALANCED
                          TRUST SERIES --    SERIES --      SERIES --       SERIES --      SERIES --     FUND/VA --
                           SERVICE CLASS   SERVICE CLASS  SERVICE CLASS   SERVICE CLASS  SERVICE CLASS   NON-SERVICE
                               SHARES         SHARES          SHARES         SHARES          SHARES        SHARES
                          ---------------- ------------- ---------------- ------------- ---------------- -----------
ASSETS:
Investments at fair
 value (note 2b).........   $10,277,643     31,079,241        77,018       75,399,686      33,259,534    18,489,180
Dividend receivable......            --             --            --               --              --            --
Receivable for units sold            --         59,249            --               --           5,679            --
                            -----------     ----------        ------       ----------      ----------    ----------
    Total assets.........    10,277,643     31,138,490        77,018       75,399,686      33,265,213    18,489,180
                            -----------     ----------        ------       ----------      ----------    ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..           437          1,316             4            4,025           1,419           702
Payable for units
 withdrawn...............        20,884             --            --           12,143              --        21,956
                            -----------     ----------        ------       ----------      ----------    ----------
    Total liabilities....        21,321          1,316             4           16,168           1,419        22,658
                            -----------     ----------        ------       ----------      ----------    ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    10,256,322     31,137,174        77,014       72,436,838      33,263,794    18,466,522
 Variable annuity
   contract owners in
   the annuitization
   period................            --             --            --        2,946,680              --            --
 Genworth Life and
   Annuity (note 4c).....            --             --            --               --              --            --
                            -----------     ----------        ------       ----------      ----------    ----------
    Net assets...........   $10,256,322     31,137,174        77,014       75,383,518      33,263,794    18,466,522
                            ===========     ==========        ======       ==========      ==========    ==========
Investments in
 securities at cost......   $ 8,843,584     23,888,302        71,642       75,576,672      31,744,467    22,811,431
                            ===========     ==========        ======       ==========      ==========    ==========
Shares outstanding.......       515,170      1,751,930         7,725        4,080,070       1,333,047     1,611,960
                            ===========     ==========        ======       ==========      ==========    ==========

                            OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          --------------------------------------------------
                                      OPPENHEIMER  OPPENHEIMER
                          OPPENHEIMER   CAPITAL      CAPITAL    OPPENHEIMER
                           BALANCED   APPRECIATION APPRECIATION  CORE BOND
                          FUND/VA --   FUND/VA --   FUND/VA --  FUND/VA --
                            SERVICE   NON-SERVICE    SERVICE    NON-SERVICE
                            SHARES       SHARES       SHARES      SHARES
                          ----------- ------------ ------------ -----------
ASSETS:
Investments at fair
 value (note 2b)......... 39,336,331   42,283,237   8,938,155   19,623,843
Dividend receivable......         --           --          --           --
Receivable for units sold         --           --         563           --
                          ----------   ----------   ---------   ----------
    Total assets......... 39,336,331   42,283,237   8,938,718   19,623,843
                          ----------   ----------   ---------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..      2,094        1,635         377          768
Payable for units
 withdrawn...............      3,669       62,531          --       37,748
                          ----------   ----------   ---------   ----------
    Total liabilities....      5,763       64,166         377       38,516
                          ----------   ----------   ---------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................ 37,917,825   42,192,710   8,938,341   19,577,107
 Variable annuity
   contract owners in
   the annuitization
   period................  1,412,743       26,361          --        8,220
 Genworth Life and
   Annuity (note 4c).....         --           --          --           --
                          ----------   ----------   ---------   ----------
    Net assets........... 39,330,568   42,219,071   8,938,341   19,585,327
                          ==========   ==========   =========   ==========
Investments in
 securities at cost...... 45,096,390   37,431,309   8,098,186   22,940,226
                          ==========   ==========   =========   ==========
Shares outstanding.......  3,465,756    1,047,912     223,510    2,538,660
                          ==========   ==========   =========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                       OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                          ------------------------------------------------------------------------ ------------
                                                                           OPPENHEIMER OPPENHEIMER
                          OPPENHEIMER                          OPPENHEIMER  SMALL- &    SMALL- &
                            GLOBAL     OPPENHEIMER OPPENHEIMER MAIN STREET   MID-CAP     MID-CAP    ALL ASSET
                          SECURITIES   HIGH INCOME MAIN STREET  SMALL CAP    GROWTH      GROWTH    PORTFOLIO --
                          FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --    ADVISOR
                            SERVICE    NON-SERVICE   SERVICE     SERVICE   NON-SERVICE   SERVICE      CLASS
                            SHARES       SHARES      SHARES      SHARES      SHARES      SHARES       SHARES
                          ------------ ----------- ----------- ----------- ----------- ----------- ------------
ASSETS:
Investments at fair
 value (note 2b)......... $114,802,506  7,585,746  200,036,735 112,775,705 29,177,404   2,914,265   23,808,571
Dividend receivable......           --         --           --          --         --          --      587,007
Receivable for units sold           --         --           --     370,648         --      87,935           --
                          ------------ ----------  ----------- ----------- ----------   ---------   ----------
    Total assets.........  114,802,506  7,585,746  200,036,735 113,146,353 29,177,404   3,002,200   24,395,578
                          ------------ ----------  ----------- ----------- ----------   ---------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        5,113        293        9,525       5,361      1,091         124        1,042
Payable for units
 withdrawn...............      105,709      4,272       39,518          --     29,095          --       89,968
                          ------------ ----------  ----------- ----------- ----------   ---------   ----------
    Total liabilities....      110,822      4,565       49,043       5,361     30,186         124       91,010
                          ------------ ----------  ----------- ----------- ----------   ---------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  112,538,311  7,572,690  191,351,952 108,624,298 29,105,177   3,002,076   24,304,568
 Variable annuity
   contract owners in
   the annuitization
   period................    2,153,373      8,491    8,635,740   4,516,694     42,041          --           --
 Genworth Life and
   Annuity (note 4c).....           --         --           --          --         --          --           --
                          ------------ ----------  ----------- ----------- ----------   ---------   ----------
    Net assets........... $114,691,684  7,581,181  199,987,692 113,140,992 29,147,218   3,002,076   24,304,568
                          ============ ==========  =========== =========== ==========   =========   ==========
Investments in
 securities at cost...... $ 95,875,270 15,804,753  162,528,981  92,288,878 28,641,710   2,657,133   23,485,197
                          ============ ==========  =========== =========== ==========   =========   ==========
Shares outstanding.......    3,821,655  3,561,383    9,658,944   6,444,326    626,797      64,106    2,142,986
                          ============ ==========  =========== =========== ==========   =========   ==========

                           PIMCO VARIABLE INSURANCE TRUST
                          ---------------------------------------------

                           FOREIGN BOND                   LONG-TERM
                            PORTFOLIO                        U.S.
                           (U.S. DOLLAR    HIGH YIELD     GOVERNMENT
                            HEDGED) --    PORTFOLIO --   PORTFOLIO --
                          ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE
                           CLASS SHARES   CLASS SHARES   CLASS SHARES
                          -------------- -------------- --------------
ASSETS:
Investments at fair
 value (note 2b).........   4,975,238     113,098,794     41,159,426
Dividend receivable......       9,312         715,775        125,797
Receivable for units sold         254          33,896         15,143
                            ---------     -----------     ----------
    Total assets.........   4,984,804     113,848,465     41,300,366
                            ---------     -----------     ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         212           5,122          1,744
Payable for units
 withdrawn...............          --              --             --
                            ---------     -----------     ----------
    Total liabilities....         212           5,122          1,744
                            ---------     -----------     ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   4,984,592     111,592,049     41,298,485
 Variable annuity
   contract owners in
   the annuitization
   period................          --       2,251,294            137
 Genworth Life and
   Annuity (note 4c).....          --              --             --
                            ---------     -----------     ----------
    Net assets...........   4,984,592     113,843,343     41,298,622
                            =========     ===========     ==========
Investments in
 securities at cost......   5,033,265     103,579,146     42,030,454
                            =========     ===========     ==========
Shares outstanding.......     498,521      14,593,393      3,745,171
                            =========     ===========     ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                                           RYDEX
                            PIMCO VARIABLE INSURANCE     VARIABLE
                                TRUST (CONTINUED)          TRUST      THE ALGER PORTFOLIOS
                          ----------------------------- ----------- ------------------------- ------------
                                                                       ALGER        ALGER       JENNISON
                                                                     LARGE CAP    SMALL CAP      20/20
                           LOW DURATION   TOTAL RETURN                 GROWTH       GROWTH       FOCUS
                           PORTFOLIO --   PORTFOLIO --              PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                          ADMINISTRATIVE ADMINISTRATIVE  NASDAQ --   CLASS I-2    CLASS I-2     CLASS II
                           CLASS SHARES   CLASS SHARES  100(R) FUND    SHARES       SHARES       SHARES
                          -------------- -------------- ----------- ------------ ------------ ------------
ASSETS:
Investments at fair
 value (note 2b).........  $247,820,676   463,902,838    5,297,011   38,910,349   35,114,163   13,901,891
Dividend receivable......       455,852     1,084,813           --           --           --           --
Receivable for units sold        15,911            --           --           --           --           --
                           ------------   -----------    ---------   ----------   ----------   ----------
    Total assets.........   248,292,439   464,987,651    5,297,011   38,910,349   35,114,163   13,901,891
                           ------------   -----------    ---------   ----------   ----------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        11,735        20,446          224        1,558        1,402          596
Payable for units
 withdrawn...............            --       127,057        1,490       23,810        7,115           34
                           ------------   -----------    ---------   ----------   ----------   ----------
    Total liabilities....        11,735       147,503        1,714       25,368        8,517          630
                           ------------   -----------    ---------   ----------   ----------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   239,318,142   457,687,174    5,295,297   38,835,328   35,035,970   13,901,156
 Variable annuity
   contract owners in
   the annuitization
   period................     8,962,562     7,152,974           --       49,653       69,676          105
 Genworth Life and
   Annuity (note 4c).....            --            --           --           --           --           --
                           ============   ===========    =========   ==========   ==========   ==========
    Net assets...........  $248,280,704   464,840,148    5,295,297   38,884,981   35,105,646   13,901,261
                           ============   ===========    =========   ==========   ==========   ==========
Investments in
 securities at cost......  $242,820,483   453,942,348    4,266,091   35,629,717   25,863,455   12,179,652
                           ============   ===========    =========   ==========   ==========   ==========
Shares outstanding.......    23,737,613    41,868,487      280,117      890,805    1,095,606      908,027
                           ============   ===========    =========   ==========   ==========   ==========

                                                                                   WELLS FARGO
                                                                                    VARIABLE
                                   THE PRUDENTIAL SERIES FUND                         TRUST
                          --------------------------------------------------------------------
                                                                     SP PRUDENTIAL WELLS FARGO
                                         NATURAL                     U.S. EMERGING  ADVANTAGE
                            JENNISON    RESOURCES   SP INTERNATIONAL    GROWTH      VT OMEGA
                          PORTFOLIO -- PORTFOLIO --      GROWTH      PORTFOLIO --    GROWTH
                            CLASS II     CLASS II     PORTFOLIO --     CLASS II      FUND --
                             SHARES       SHARES    CLASS II SHARES     SHARES       CLASS 2
                          ------------ ------------ ---------------- ------------- -----------
ASSETS:
Investments at fair
 value (note 2b).........  2,678,268    44,036,653       15,132         25,957      2,701,407
Dividend receivable......         --            --           --             --             --
Receivable for units sold         --       110,559           --             --             --
                           ---------    ----------       ------         ------      ---------
    Total assets.........  2,678,268    44,147,212       15,132         25,957      2,701,407
                           ---------    ----------       ------         ------      ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        121         1,863            1              1            113
Payable for units
 withdrawn...............         47            --            1             --              1
                           ---------    ----------       ------         ------      ---------
    Total liabilities....        168         1,863            2              1            114
                           ---------    ----------       ------         ------      ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  2,678,100    44,145,320       15,130         25,956      2,701,293
 Variable annuity
   contract owners in
   the annuitization
   period................         --            29           --             --             --
 Genworth Life and
   Annuity (note 4c).....         --            --           --             --             --
                           =========    ==========       ======         ======      =========
    Net assets...........  2,678,100    44,145,349       15,130         25,956      2,701,293
                           =========    ==========       ======         ======      =========
Investments in
 securities at cost......  2,226,919    34,704,372       20,897         21,791      2,248,156
                           =========    ==========       ======         ======      =========
Shares outstanding.......    116,904       937,349        2,967          3,470        112,559
                           =========    ==========       ======         ======      =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations


                                        -------------------------

                                        INVESCO V.I. INVESCO V.I.
                                           BASIC       CAPITAL
                                           VALUE     APPRECIATION
                                          FUND --      FUND --
                          CONSOLIDATED   SERIES II     SERIES I
                             TOTAL         SHARES       SHARES
                          ------------  ------------ ------------

                          ---------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends............. $207,254,457       40,249      79,078
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....  156,618,717      190,400     171,818
                          ------------   ----------   ---------
Net investment income
  (expense)..............   50,635,740     (150,151)    (92,740)
                          ------------   ----------   ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................  (22,710,672)  (1,624,746)   (297,146)
  Change in unrealized
   appreciation
   (depreciation)........  836,052,925    2,251,375   1,725,039
  Capital gain
   distributions.........   44,089,936           --          --
                          ------------   ----------   ---------
Net realized and
  unrealized gain (loss)
  on investments.........  857,432,189      626,629   1,427,893
                          ------------   ----------   ---------
Increase (decrease) in
  net assets from
  operations............. $908,067,929      476,478   1,335,153
                          ============   ==========   =========

                            AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                          -------------------------------------------------------------------------------------------
                                                    INVESCO V.I.                            INVESCO V.I.
                          INVESCO V.I. INVESCO V.I.    GLOBAL    INVESCO V.I. INVESCO V.I.     LARGE
                            CAPITAL        CORE         REAL      GOVERNMENT  INTERNATIONAL     CAP      INVESCO V.I.
                          DEVELOPMENT     EQUITY       ESTATE     SECURITIES     GROWTH        GROWTH     TECHNOLOGY
                            FUND --      FUND --      FUND --      FUND --       FUND --      FUND --      FUND --
                            SERIES I     SERIES I    SERIES II     SERIES I     SERIES II     SERIES I     SERIES I
                             SHARES       SHARES       SHARES       SHARES       SHARES        SHARES       SHARES
                          ------------ ------------ ------------ ------------ ------------- ------------ ------------
                                      YEAR ENDED DECEMBER 31, 2010
                          -------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............       --        127,623      11,291        289          925,510          5           --
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....       47        212,020       4,514         31          946,533         55           76
                             -----      ---------      ------        ---        ---------       ----        -----
Net investment income
  (expense)..............      (47)       (84,397)      6,777        258          (21,023)       (50)         (76)
                             -----      ---------      ------        ---        ---------       ----        -----
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................      (10)        56,209      (8,140)       (52)        (721,759)       217           13
  Change in unrealized
   appreciation
   (depreciation)........    1,141        999,749      23,696         37        5,454,714       (195)       2,072
  Capital gain
   distributions.........       --             --          --         --               --         --           --
                             -----      ---------      ------        ---        ---------       ----        -----
Net realized and
  unrealized gain (loss)
  on investments.........    1,131      1,055,958      15,556        (15)       4,732,955         22        2,085
                             -----      ---------      ------        ---        ---------       ----        -----
Increase (decrease) in
  net assets from
  operations.............    1,084        971,561      22,333        243        4,711,932        (28)       2,009
                             =====      =========      ======        ===        =========       ====        =====

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               AIM VARIABLE INSURANCE FUNDS
                      (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                     -----------------------------------------------
                                  INVESCO VAN             INVESCO VAN
                                  KAMPEN V.I. INVESCO VAN KAMPEN V.I.
                     INVESCO V.I.   CAPITAL   KAMPEN V.I. EQUITY AND
                      UTILITIES     GROWTH     COMSTOCK     INCOME
                       FUND --      FUND --     FUND --     FUND --
                       SERIES I    SERIES II   SERIES II   SERIES II
                        SHARES      SHARES      SHARES      SHARES
                     ------------ ----------- ----------- -----------

                     ------------------------------------------------
Investment income
 and expense:
 Income -- Ordinary
   dividends........     $108             --      74,086     259,422
 Mortality and
   expense risk and
   administrative
   charges (note 4a)       22        114,124     811,141     270,509
                         ----      ---------  ----------   ---------
Net investment
 income (expense)...       86       (114,124)   (737,055)    (11,087)
                         ----      ---------  ----------   ---------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
   (loss)...........       (7)       281,936  (2,630,953)    405,336
 Change in
   unrealized
   appreciation
   (depreciation)...       81        970,841   9,514,893     971,433
 Capital gain
   distributions....       --             --          --          --
                         ----      ---------  ----------   ---------
Net realized and
 unrealized gain
 (loss) on
 investments........       74      1,252,777   6,883,940   1,376,769
                         ----      ---------  ----------   ---------
Increase (decrease)
 in net assets from
 operations.........     $160      1,138,653   6,146,885   1,365,682
                         ====      =========  ==========   =========

                                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                     ----------------------------------------------------------------------------------------------------------


                     ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                      BALANCED WEALTH   GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP         SMALL CAP
                         STRATEGY           GROWTH            INCOME             VALUE            GROWTH            GROWTH
                       PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                          CLASS B           CLASS B           CLASS B           CLASS B           CLASS B           CLASS B
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                     YEAR ENDED DECEMBER 31, 2010
                     -----------------------------------------------------------------------------------------------------------
Investment income
 and expense:
 Income -- Ordinary
   dividends........       649,587          132,584                 --          2,009,468           41,713                --
 Mortality and
   expense risk and
   administrative
   charges (note 4a)       439,229           94,746            989,762          1,207,574          236,745           124,860
                         ---------          -------         ----------        -----------        ---------         ---------
Net investment
 income (expense)...       210,358           37,838           (989,762)           801,894         (195,032)         (124,860)
                         ---------          -------         ----------        -----------        ---------         ---------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
   (loss)...........       181,238          275,759         (5,569,644)       (13,736,342)         202,206           338,800
 Change in
   unrealized
   appreciation
   (depreciation)...     1,506,224          417,333         12,968,668         15,898,810        1,042,675         2,580,702
 Capital gain
   distributions....            --               --                 --                 --               --                --
                         ---------          -------         ----------        -----------        ---------         ---------
Net realized and
 unrealized gain
 (loss) on
 investments........     1,687,462          693,092          7,399,024          2,162,468        1,244,881         2,919,502
                         ---------          -------         ----------        -----------        ---------         ---------
Increase (decrease)
 in net assets from
 operations.........     1,897,820          730,930          6,409,262          2,964,362        1,049,849         2,794,642
                         =========          =======         ==========        ===========        =========         =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              AMERICAN
                              CENTURY
                              VARIABLE
                           PORTFOLIOS II,
                                INC.       AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                           -------------- -------------------------------------------



                            VP INFLATION  VP INCOME      VP
                             PROTECTION   & GROWTH  INTERNATIONAL VP ULTRA(R) VP VALUE
                              FUND --      FUND --     FUND --      FUND --   FUND --
                              CLASS II     CLASS I     CLASS I      CLASS I   CLASS I
                           -------------- --------- ------------- ----------- --------

                           ------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends............    $ 1,482,623     1,866       26,949         342      4,339
  Mortality and expense
   risk and
   administrative
   charges (note 4a)....      1,559,729     2,225       22,141       1,116      2,868
                            -----------    ------     --------       -----     ------
Net investment income
  (expense).............        (77,106)     (359)       4,808        (774)     1,471
                            -----------    ------     --------       -----     ------
Net realized and
  unrealized gain
  (loss) on investments:
  Net realized gain
   (loss)...............      6,994,140    (6,890)    (180,209)        867     (8,154)
  Change in unrealized
   appreciation
   (depreciation).......     (4,341,084)   18,491      244,443       7,135     28,722
  Capital gain
   distributions........             --        --           --          --         --
                            -----------    ------     --------       -----     ------
Net realized and
  unrealized gain
  (loss) on investments.      2,653,056    11,601       64,234       8,002     20,568
                            -----------    ------     --------       -----     ------
Increase (decrease) in
  net assets from
  operations............    $ 2,575,950    11,242       69,042       7,228     22,039
                            ===========    ======     ========       =====     ======

                                                                                  COLUMBIA
                                                                                   FUNDS
                                                                                  VARIABLE
                                                                                 INSURANCE
                                 BLACKROCK VARIABLE SERIES FUNDS, INC.            TRUST I
                         -----------------------------------------------------  ------------
                                          BLACKROCK
                                            GLOBAL     BLACKROCK    BLACKROCK     COLUMBIA
                            BLACKROCK     ALLOCATION   LARGE CAP      VALUE       MARSICO
                         BASIC VALUE V.I.    V.I.     GROWTH V.I. OPPORTUNITIES GROWTH FUND,
                             FUND --       FUND --      FUND --   V.I. FUND --    VARIABLE
                            CLASS III     CLASS III    CLASS III    CLASS III    SERIES --
                              SHARES        SHARES      SHARES       SHARES       CLASS A
                         ---------------- ----------  ----------- ------------- ------------
                         YEAR ENDED DECEMBER 31, 2010
                         -------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends............      167,917      5,308,081     13,692        41,661       42,148
  Mortality and expense
   risk and
   administrative
   charges (note 4a)....      183,846      8,872,809     46,843       103,609      554,040
                            ---------     ----------    -------    ----------    ---------
Net investment income
  (expense).............      (15,929)    (3,564,728)   (33,151)      (61,948)    (511,892)
                            ---------     ----------    -------    ----------    ---------
Net realized and
  unrealized gain
  (loss) on investments:
  Net realized gain
   (loss)...............     (310,242)     3,455,453    (17,260)   (1,081,190)     423,583
  Change in unrealized
   appreciation
   (depreciation).......    1,561,676     32,864,169    427,530     2,463,839    6,486,596
  Capital gain
   distributions........           --      2,883,162         --            --           --
                            ---------     ----------    -------    ----------    ---------
Net realized and
  unrealized gain
  (loss) on investments.    1,251,434     39,202,784    410,270     1,382,649    6,910,179
                            ---------     ----------    -------    ----------    ---------
Increase (decrease) in
  net assets from
  operations............    1,235,505     35,638,056    377,119     1,320,701    6,398,287
                            =========     ==========    =======    ==========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             COLUMBIA
                          FUNDS VARIABLE
                            INSURANCE
                             TRUST I
                           (CONTINUED)         DWS VARIABLE SERIES II                      DREYFUS
                          -------------- ---------------------------------  -------------------------------------
                                                                              DREYFUS
                             COLUMBIA                                        INVESTMENT   DREYFUS
                             MARSICO     DWS DREMAN                          PORTFOLIOS   VARIABLE   THE DREYFUS
                          INTERNATIONAL  SMALL MID      DWS         DWS        MIDCAP    INVESTMENT    SOCIALLY
                          OPPORTUNITIES  CAP VALUE   STRATEGIC   TECHNOLOGY    STOCK      FUND --    RESPONSIBLE
                          FUND, VARIABLE   VIP --   VALUE VIP --   VIP --   PORTFOLIO --   MONEY        GROWTH
                            SERIES --     CLASS B     CLASS B     CLASS B     INITIAL      MARKET   FUND, INC. --
                             CLASS B       SHARES      SHARES      SHARES      SHARES    PORTFOLIO  INITIAL SHARES
                          -------------- ---------- ------------ ---------- ------------ ---------- --------------



                                                               YEAR ENDED DECEMBER 31, 2010
                          ----------------------------------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............  $   488,631        675       1,281         --          887          86       31,278
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....    1,195,280      1,281       1,402        148        1,427      10,536       55,882
                           -----------     ------      ------      -----       ------     -------      -------
Net investment income
 (expense)...............     (706,649)      (606)       (121)      (148)        (540)    (10,450)     (24,604)
                           -----------     ------      ------      -----       ------     -------      -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   (6,088,693)    (2,624)     (8,494)       101         (922)         --       (5,969)
 Change in unrealized
   appreciation
   (depreciation)........   14,676,514     22,161      15,599      1,693       22,650          --      499,193
 Capital gain
   distributions.........           --         --          --         --           --          --           --
                           -----------     ------      ------      -----       ------     -------      -------
Net realized and
 unrealized gain (loss)
 on investments..........    8,587,821     19,537       7,105      1,794       21,728          --      493,224
                           -----------     ------      ------      -----       ------     -------      -------
Increase (decrease) in
 net assets from
 operations..............  $ 7,881,172     18,931       6,984      1,646       21,188     (10,450)     468,620
                           ===========     ======      ======      =====       ======     =======      =======



                                                       EVERGREEN VARIABLE
                           EATON VANCE VARIABLE TRUST    ANNUITY TRUST
                          ---------------------------  ------------------




                                                           EVERGREEN
                          VT FLOATING -- VT WORLDWIDE       VA OMEGA
                               RATE         HEALTH          FUND --
                           INCOME FUND   SCIENCES FUND      CLASS 2
                          -------------- ------------- ------------------
                                          PERIOD FROM
                                         JANUARY 1 TO     PERIOD FROM
                                         SEPTEMBER 17, JANUARY 1 TO JULY
                                             2010           16, 2010
                          -------------- ------------- ------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............    2,005,501           --           10,097
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....      788,735       89,180           20,127
                            ----------      -------         --------
Net investment income
 (expense)...............    1,216,766      (89,180)         (10,030)
                            ----------      -------         --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    3,244,537       12,173          287,249
 Change in unrealized
   appreciation
   (depreciation)........   (1,291,619)     153,652         (504,343)
 Capital gain
   distributions.........           --      295,126               --
                            ----------      -------         --------
Net realized and
 unrealized gain (loss)
 on investments..........    1,952,918      460,951         (217,094)
                            ----------      -------         --------
Increase (decrease) in
 net assets from
 operations..............    3,169,684      371,771         (227,124)
                            ==========      =======         ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                 FEDERATED INSURANCE SERIES
                          ------------------------------------------------------------
                                                                 FEDERATED  FEDERATED
                           FEDERATED                 FEDERATED      HIGH       HIGH
                            CAPITAL                    CLOVER      INCOME     INCOME
                          APPRECIATION  FEDERATED      VALUE        BOND       BOND
                           FUND II --    CAPITAL     FUND II --  FUND II -- FUND II --
                            PRIMARY       INCOME      PRIMARY     PRIMARY    SERVICE
                             SHARES      FUND II       SHARES      SHARES     SHARES
                          ------------ ------------ ------------ ---------- ----------
                          PERIOD FROM               PERIOD FROM
                          MARCH 12 TO   YEAR ENDED  JANUARY 1 TO
                          DECEMBER 31, DECEMBER 31,  MARCH 12,
                              2010         2010         2010
                          ------------ ------------ ------------ ---------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............  $       --     563,683       268,289  2,131,730  2,700,893
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....     147,442     129,054        38,623    377,432    531,648
                           ----------    --------    ----------  ---------  ---------
Net investment income
  (expense)..............    (147,442)    434,629       229,666  1,754,298  2,169,245
                           ----------    --------    ----------  ---------  ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................     (43,182)   (101,080)   (9,654,319)   938,127  1,018,066
  Change in unrealized
   appreciation
   (depreciation)........   1,049,634     536,369     9,902,035    442,906    916,174
  Capital gain
   distributions.........          --          --            --         --         --
                           ----------    --------    ----------  ---------  ---------
Net realized and
  unrealized gain (loss)
  on investments.........   1,006,452     435,289       247,716  1,381,033  1,934,240
                           ----------    --------    ----------  ---------  ---------
Increase (decrease) in
  net assets from
  operations.............  $  859,010     869,918       477,382  3,135,331  4,103,485
                           ==========    ========    ==========  =========  =========

                                        FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                          ----------- -----------------------------------------------

                                      VIP ASSET   VIP ASSET
                          FEDERATED   MANAGER/SM/ MANAGER/SM/     VIP           VIP
                           KAUFMANN   PORTFOLIO   PORTFOLIO     BALANCED   CONTRAFUND(R)
                          FUND II --      --          --      PORTFOLIO -- PORTFOLIO --
                           SERVICE     INITIAL     SERVICE      SERVICE       INITIAL
                            SHARES      CLASS      CLASS 2      CLASS 2        CLASS
                          ----------  ----------  ----------  ------------ -------------



                                YEAR ENDED DECEMBER 31, 2010
                          ------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............         --  1,580,904     356,137     1,393,471    1,820,541
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....  1,127,387    910,191     347,084     1,292,318    2,100,635
                          ----------  ---------   ---------    ----------   ----------
Net investment income
  (expense).............. (1,127,387)   670,713       9,053       101,153     (280,094)
                          ----------  ---------   ---------    ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................  2,517,074   (900,041)    (99,815)    1,745,618   (7,580,975)
  Change in unrealized
   appreciation
   (depreciation)........  9,478,977  9,160,438   2,182,151     8,247,573   28,968,536
  Capital gain
   distributions.........         --         --          --            --           --
                          ----------  ---------   ---------    ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments......... 11,996,051  8,260,397   2,082,336     9,993,191   21,387,561
                          ----------  ---------   ---------    ----------   ----------
Increase (decrease) in
  net assets from
  operations............. 10,868,664  8,931,110   2,091,389    10,094,344   21,107,467
                          ==========  =========   =========    ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                          ----------------------------------------
                                            VIP
                                          DYNAMIC
                               VIP        CAPITAL
                          CONTRAFUND(R) APPRECIATION  VIP EQUITY-
                          PORTFOLIO --  PORTFOLIO --    INCOME
                             SERVICE      SERVICE    PORTFOLIO --
                             CLASS 2      CLASS 2    INITIAL CLASS
                          ------------- ------------ -------------

                          ----------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............  $ 1,361,409      5,340      2,046,631
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....    2,060,613     38,110      1,633,981
                           -----------    -------     ----------
Net investment income
  (expense)..............     (699,204)   (32,770)       412,650
                           -----------    -------     ----------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   (7,684,149)    (8,190)    (8,365,315)
  Change in unrealized
   appreciation
   (depreciation)........   27,135,505    397,599     22,682,654
  Capital gain
   distributions.........           --         --             --
                           -----------    -------     ----------
Net realized and
  unrealized gain (loss)
  on investments.........   19,451,356    389,409     14,317,339
                           -----------    -------     ----------
Increase (decrease) in
  net assets from
  operations.............  $18,752,152    356,639     14,729,989
                           ===========    =======     ==========

                          FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          -----------------------------------------------------------------------------------------------


                          VIP EQUITY-                 VIP GROWTH                                           VIP INVESTMENT
                             INCOME     VIP GROWTH     & INCOME    VIP GROWTH                  VIP GROWTH    GRADE BOND
                          PORTFOLIO --   & INCOME    PORTFOLIO -- OPPORTUNITIES  VIP GROWTH   PORTFOLIO --  PORTFOLIO --
                            SERVICE    PORTFOLIO --    SERVICE    PORTFOLIO --  PORTFOLIO --    SERVICE       SERVICE
                            CLASS 2    INITIAL CLASS   CLASS 2    INITIAL CLASS INITIAL CLASS   CLASS 2       CLASS 2
                          ------------ ------------- ------------ ------------- ------------- ------------ --------------
                                        YEAR ENDED DECEMBER 31, 2010
                          -----------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............   1,044,039      180,240       71,493        17,761       399,912       77,125       598,235
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....   1,073,342      380,631      242,594       129,521       915,162      341,006       221,336
                           ----------   ----------    ---------     ---------    ----------    ---------      --------
Net investment income
  (expense)..............     (29,303)    (200,391)    (171,101)     (111,760)     (515,250)    (263,881)      376,899
                           ----------   ----------    ---------     ---------    ----------    ---------      --------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................  (5,288,991)  (1,651,363)    (683,791)     (278,977)   (1,811,477)    (538,563)      761,025
  Change in unrealized
   appreciation
   (depreciation)........  13,555,162    5,026,772    2,710,129     2,118,927    15,990,751    5,150,804      (347,158)
  Capital gain
   distributions.........          --           --           --            --            --           --            --
                           ----------   ----------    ---------     ---------    ----------    ---------      --------
Net realized and
  unrealized gain (loss)
  on investments.........   8,266,171    3,375,409    2,026,338     1,839,950    14,179,274    4,612,241       413,867
                           ----------   ----------    ---------     ---------    ----------    ---------      --------
Increase (decrease) in
  net assets from
  operations.............   8,236,868    3,175,018    1,855,237     1,728,190    13,664,024    4,348,360       790,766
                           ==========   ==========    =========     =========    ==========    =========      ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                            -------------------------------------------------------



                                VIP            VIP           VIP        VIP VALUE
                              MID CAP        MID CAP       OVERSEAS     STRATEGIES
                            PORTFOLIO --   PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                              INITIAL        SERVICE       INITIAL       SERVICE
                               CLASS         CLASS 2        CLASS        CLASS 2
                            ------------   ------------  ------------  ------------

                            ---------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............      $  238          581,828       475,814       12,346
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....         254        1,983,970       420,769       80,349
                               ------       ----------    ----------     --------
Net investment income
  (expense)..............         (16)      (1,402,142)       55,045      (68,003)
                               ------       ----------    ----------     --------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................          38          998,136    (1,583,920)    (106,596)
  Change in unrealized
   appreciation
   (depreciation)........       8,523       31,223,988     4,775,072      907,809
  Capital gain
   distributions.........          --               --            --           --
                               ------       ----------    ----------     --------
Net realized and
  unrealized gain (loss)
  on investments.........       8,561       32,222,124     3,191,152      801,213
                               ------       ----------    ----------     --------
Increase (decrease) in
  net assets from
  operations.............      $8,545       30,819,982     3,246,197      733,210
                               ======       ==========    ==========     ========

                                  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                          --------------------------------------------------------------------
                                                    FRANKLIN
                                        FRANKLIN   TEMPLETON
                            FRANKLIN   LARGE CAP  VIP FOUNDING   MUTUAL   TEMPLETON  TEMPLETON
                             INCOME      GROWTH      FUNDS       SHARES    FOREIGN    FOREIGN
                           SECURITIES  SECURITIES  ALLOCATION  SECURITIES SECURITIES SECURITIES
                            FUND --     FUND --     FUND --     FUND --    FUND --    FUND --
                            CLASS 2     CLASS 2     CLASS 2     CLASS 2    CLASS 1    CLASS 2
                             SHARES      SHARES      SHARES      SHARES     SHARES     SHARES
                          -----------  ---------- ------------ ---------- ---------- ----------
                          YEAR ENDED DECEMBER 31, 2010
                          ---------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............  44,975,935     3,226     2,502,027  1,008,664    244,430     27,743
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....  13,495,920     5,920     2,342,825  1,220,581    171,389     26,539
                          -----------   -------    ----------  ---------  ---------   --------
Net investment income
  (expense)..............  31,480,015    (2,694)      159,202   (211,917)    73,041      1,204
                          -----------   -------    ----------  ---------  ---------   --------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................ (10,071,022)  (12,029)   (1,665,118) 5,055,131   (450,094)  (236,453)
  Change in unrealized
   appreciation
   (depreciation)........  45,472,982    51,089    10,748,496    430,299  1,185,449    274,513
  Capital gain
   distributions.........          --        --         9,370         --         --         --
                          -----------   -------    ----------  ---------  ---------   --------
Net realized and
  unrealized gain (loss)
  on investments.........  35,401,960    39,060     9,092,748  5,485,430    735,355     38,060
                          -----------   -------    ----------  ---------  ---------   --------
Increase (decrease) in
  net assets from
  operations.............  66,881,975    36,366     9,251,950  5,273,513    808,396     39,264
                          ===========   =======    ==========  =========  =========   ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                          FRANKLIN TEMPLETON VARIABLE INSURANCE
                              PRODUCTS TRUST (CONTINUED)                                      GE INVESTMENTS FUNDS, INC.
                          ------------------------------------  ---------------------------------------------------------------
                           TEMPLETON    TEMPLETON
                             GLOBAL       GLOBAL    TEMPLETON
                             ASSET         BOND       GROWTH    CORE VALUE             INTERNATIONAL
                           ALLOCATION   SECURITIES  SECURITIES    EQUITY     INCOME       EQUITY        MID-CAP
                            FUND --      FUND --     FUND --     FUND --     FUND --      FUND --    EQUITY FUND --   MONEY
                            CLASS 2      CLASS 1     CLASS 2     CLASS 1     CLASS 1      CLASS 1       CLASS 1       MARKET
                             SHARES       SHARES      SHARES      SHARES     SHARES       SHARES         SHARES        FUND
                          ------------  ----------  ----------  ---------- ----------  ------------- -------------- ----------
                          PERIOD FROM
                          JANUARY 1 TO
                           APRIL 30,
                              2010                                              YEAR ENDED DECEMBER 31, 2010
                          ------------  ---------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............   $  2,519      189,130     183,222     234,263   1,616,402      100,390        284,508           --
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....        310      158,413     219,717     274,003     790,093      205,114      1,248,297    3,848,708
                            --------    ---------   ---------   ---------  ----------   ----------     ----------   ----------
Net investment income
  (expense)..............      2,209       30,717     (36,495)    (39,740)    826,309     (104,724)      (963,789)  (3,848,708)
                            --------    ---------   ---------   ---------  ----------   ----------     ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    (73,071)     273,906    (782,696)   (559,644) (1,085,747)  (5,954,905)    (1,322,068)          --
  Change in unrealized
   appreciation
   (depreciation)........     65,767    1,091,893   1,528,001   2,150,528   3,332,085    6,336,018     20,282,084           --
  Capital gain
   distributions.........      4,009       29,908          --          --          --           --             --           --
                            --------    ---------   ---------   ---------  ----------   ----------     ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........     (3,295)   1,395,707     745,305   1,590,884   2,246,338      381,113     18,960,016           --
                            --------    ---------   ---------   ---------  ----------   ----------     ----------   ----------
Increase (decrease) in
  net assets from
  operations.............   $ (1,086)   1,426,424     708,810   1,551,144   3,072,647      276,389     17,996,227   (3,848,708)
                            ========    =========   =========   =========  ==========   ==========     ==========   ==========


                          ----------------------

                           PREMIER
                           GROWTH    REAL ESTATE
                           EQUITY    SECURITIES
                           FUND --     FUND --
                           CLASS 1     CLASS 1
                           SHARES      SHARES
                          ---------  -----------




                          ----------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............    91,443   1,013,168
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....   614,275     883,774
                          ---------  ----------
Net investment income
  (expense)..............  (522,832)    129,394
                          ---------  ----------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................  (569,284) (3,400,420)
  Change in unrealized
   appreciation
   (depreciation)........ 4,807,011  16,698,681
  Capital gain
   distributions.........        --          --
                          ---------  ----------
Net realized and
  unrealized gain (loss)
  on investments......... 4,237,727  13,298,261
                          ---------  ----------
Increase (decrease) in
  net assets from
  operations............. 3,714,895  13,427,655
                          =========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                      GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          -------------------------------------------------------------  ----------


                                                                                          GENWORTH
                                        SMALL-CAP                                         CALAMOS
                                         EQUITY    TOTAL RETURN TOTAL RETURN U.S. EQUITY   GROWTH
                                         FUND --     FUND --      FUND --      FUND --    FUND --
                           S&P 500(R)    CLASS 1     CLASS 1      CLASS 3      CLASS 1    SERVICE
                           INDEX FUND    SHARES       SHARES       SHARES      SHARES      SHARES
                          -----------  ----------  ------------ ------------ ----------- ---------



                                                           YEAR ENDED DECEMBER 31, 2010
                          -------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends............. $ 3,119,471      77,340   15,112,091   13,296,044     322,950     98,286
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....   2,654,236     712,657   18,494,291   22,309,183     516,632    472,118
                          -----------  ----------   ----------  -----------  ----------  ---------
Net investment income
  (expense)..............     465,235    (635,317)  (3,382,200)  (9,013,139)   (193,682)  (373,832)
                          -----------  ----------   ----------  -----------  ----------  ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................  (1,906,958) (2,350,235)  (7,782,637) (12,300,927) (1,021,636) 1,481,107
  Change in unrealized
   appreciation
   (depreciation)........  23,136,118  13,457,705   93,796,288  100,962,763   3,908,074  4,075,592
  Capital gain
   distributions.........          --          --           --           --          --     22,127
                          -----------  ----------   ----------  -----------  ----------  ---------
Net realized and
  unrealized gain (loss)
  on investments.........  21,229,160  11,107,470   86,013,651   88,661,836   2,886,438  5,578,826
                          -----------  ----------   ----------  -----------  ----------  ---------
Increase (decrease) in
  net assets from
  operations............. $21,694,395  10,472,153   82,631,451   79,648,697   2,692,756  5,204,994
                          ===========  ==========   ==========  ===========  ==========  =========

                             GENWORTH VARIABLE INSURANCE TRUST
                          ------------------------------------------------
                                    GENWORTH                   GENWORTH
                                      EATON      GENWORTH       GOLDMAN
                          GENWORTH    VANCE      ENHANCED        SACHS
                          DAVIS NY  LARGE CAP  INTERNATIONAL   ENHANCED
                          VENTURE     VALUE        INDEX       CORE BOND
                          FUND --    FUND --      FUND --    INDEX FUND --
                          SERVICE    SERVICE      SERVICE       SERVICE
                           SHARES    SHARES       SHARES        SHARES
                          -------- ----------  ------------- -------------
                                                PERIOD FROM
                                                APRIL 30 TO   YEAR ENDED
                                               DECEMBER 31,  DECEMBER 31,
                                                   2010          2010
                          -------------------- ------------- -------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............   3,432     354,349      377,241     8,333,006
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....  76,511     820,397      205,775     2,357,002
                          -------  ----------   ----------    ----------
Net investment income
  (expense).............. (73,079)   (466,048)     171,466     5,976,004
                          -------  ----------   ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................ 239,346   5,715,420   (2,974,135)    2,801,022
  Change in unrealized
   appreciation
   (depreciation)........ 647,544  (4,707,729)  (1,527,316)   (6,957,399)
  Capital gain
   distributions.........      --   1,849,173           --     1,956,494
                          -------  ----------   ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments......... 886,890   2,856,864   (4,501,451)   (2,199,883)
                          -------  ----------   ----------    ----------
Increase (decrease) in
  net assets from
  operations............. 813,811   2,390,816   (4,329,985)    3,776,121
                          =======  ==========   ==========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                      GOLDMAN SACHS VARIABLE
                                        GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)                     INSURANCE TRUST
                          -------------------------------------------------------------------------  ------------------------
                             GENWORTH                                   GENWORTH
                            LEGG MASON     GENWORTH                      PUTNAM                         GOLDMAN
                            CLEARBRIDGE     PIMCO        GENWORTH     INTERNATIONAL     GENWORTH      SACHS LARGE
                            AGGRESSIVE    STOCKSPLUS    PYRAMIS(R)       CAPITAL        THORNBURG      CAP VALUE    GOLDMAN
                              GROWTH       FUND --    SMALL/MID CAP   OPPORTUNITIES   INTERNATIONAL     FUND --      SACHS
                          FUND -- SERVICE  SERVICE     CORE FUND --  FUND -- SERVICE  VALUE FUND --  INSTITUTIONAL  MID CAP
                              SHARES        SHARES    SERVICE SHARES     SHARES       SERVICE SHARES    SHARES     VALUE FUND
                          --------------- ----------  -------------- --------------- --------------- ------------- ----------


                                          YEAR ENDED                    PERIOD FROM JANUARY 1 TO            YEAR ENDED
                                      DECEMBER 31, 2010                      APRIL 30, 2010              DECEMBER 31, 2010
                          ------------------------------------------ ------------------------------  ------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............  $    995,824   13,369,896    1,103,636       1,978,868       1,482,038         94,875      427,826
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....       821,312    2,771,472      707,188         125,204         174,475        185,150      971,132
                           ------------   ----------    ---------      ----------      ----------     ----------   ----------
Net investment income
  (expense)..............       174,512   10,598,424      396,448       1,853,664       1,307,563        (90,275)    (543,306)
                           ------------   ----------    ---------      ----------      ----------     ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    17,221,365    7,601,261    4,437,936      (2,019,368)       (773,490)    (1,434,822)  (3,787,760)
  Change in unrealized
   appreciation
   (depreciation)........   (17,654,324)  (3,522,031)   3,423,484      (5,710,054)     (6,107,044)     2,598,141   17,911,823
  Capital gain
   distributions.........     8,406,690   11,035,328    1,490,219       8,055,053       7,038,568             --           --
                           ------------   ----------    ---------      ----------      ----------     ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........     7,973,731   15,114,558    9,351,639         325,631         158,034      1,163,319   14,124,063
                           ------------   ----------    ---------      ----------      ----------     ----------   ----------
Increase (decrease) in
  net assets from
  operations.............  $  8,148,243   25,712,982    9,748,087       2,179,295       1,465,597      1,073,044   13,580,757
                           ============   ==========    =========      ==========      ==========     ==========   ==========

                                JPMORGAN INSURANCE TRUST
                          ------------------------------------

                            JPMORGAN    JPMORGAN    JPMORGAN
                           INSURANCE   INSURANCE   INSURANCE
                             TRUST     TRUST CORE TRUST EQUITY
                            BALANCED      BOND       INDEX
                          PORTFOLIO -- PORTFOLIO  PORTFOLIO --
                            CLASS 1    -- CLASS 1   CLASS 1
                          ------------ ---------- ------------
                          PERIOD FROM
                          JANUARY 1 TO
                           APRIL 30,         YEAR ENDED
                              2010        DECEMBER 31, 2010
                          ------------ -----------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............        --     221,052      45,478
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....       649      94,294      38,287
                            -------     -------     -------
Net investment income
  (expense)..............      (649)    126,758       7,191
                            -------     -------     -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................    27,044     116,568     102,862
  Change in unrealized
   appreciation
   (depreciation)........   (16,840)    113,120     206,047
  Capital gain
   distributions.........        --          --          --
                            -------     -------     -------
Net realized and
  unrealized gain (loss)
  on investments.........    10,204     229,688     308,909
                            -------     -------     -------
Increase (decrease) in
  net assets from
  operations.............     9,555     356,446     316,100
                            =======     =======     =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                     JPMORGAN INSURANCE TRUST (CONTINUED)
                          ------------------------------------------------------------------------------------------
                            JPMORGAN      JPMORGAN     JPMORGAN     JPMORGAN                  JPMORGAN
                            INSURANCE    INSURANCE    INSURANCE    INSURANCE     JPMORGAN    INSURANCE     JPMORGAN
                              TRUST        TRUST        TRUST        TRUST      INSURANCE      TRUST      INSURANCE
                          INTERNATIONAL   INTREPID     INTREPID     MID CAP     TRUST MID    SMALL CAP    TRUST U.S.
                             EQUITY        GROWTH      MID CAP       GROWTH     CAP VALUE       CORE        EQUITY
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                             CLASS 1      CLASS 1      CLASS 1      CLASS 1      CLASS 1      CLASS 1      CLASS 1
                          ------------- ------------ ------------ ------------ ------------ ------------ ------------
                                                                              YEAR ENDED DECEMBER 31, 2010
                          -------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............    $   246        8,147        6,811           --        1,801          --        18,198
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....      1,974       13,940        9,916        9,808        2,602         317        37,753
                             -------       ------      -------      -------       ------       -----       -------
Net investment income
  (expense)..............     (1,728)      (5,793)      (3,105)      (9,808)        (801)       (317)      (19,555)
                             -------       ------      -------      -------       ------       -----       -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................      4,452        8,164       35,447       91,559       12,395         210       111,147
  Change in unrealized
   appreciation
   (depreciation)........      2,673       52,239       65,359       42,609       19,612       5,575       201,445
  Capital gain
   distributions.........         --           --           --           --           --          --            --
                             -------       ------      -------      -------       ------       -----       -------
Net realized and
  unrealized gain (loss)
  on investments.........      7,125       60,403      100,806      134,168       32,007       5,785       312,592
                             -------       ------      -------      -------       ------       -----       -------
Increase (decrease) in
  net assets from
  operations.............    $ 5,397       54,610       97,701      124,360       31,206       5,468       293,037
                             =======       ======      =======      =======       ======       =====       =======

                                     JANUS ASPEN SERIES
                          ---------------------------------------



                            BALANCED      BALANCED    ENTERPRISE
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                          INSTITUTIONAL   SERVICE    INSTITUTIONAL
                             SHARES        SHARES       SHARES
                          ------------- ------------ -------------

                          ----------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............   3,368,117    4,017,604        38,225
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....   1,763,763    2,849,438       811,264
                            ---------    ---------    ----------
Net investment income
  (expense)..............   1,604,354    1,168,166      (773,039)
                            ---------    ---------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   3,124,140    3,952,345     1,107,622
  Change in unrealized
   appreciation
   (depreciation)........   3,122,582    4,439,909    11,984,529
  Capital gain
   distributions.........          --           --            --
                            ---------    ---------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........   6,246,722    8,392,254    13,092,151
                            ---------    ---------    ----------
Increase (decrease) in
  net assets from
  operations.............   7,851,076    9,560,420    12,319,112
                            =========    =========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                          ----------------------------------------
                                         FLEXIBLE
                           ENTERPRISE      BOND          FORTY
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                            SERVICE    INSTITUTIONAL INSTITUTIONAL
                             SHARES       SHARES        SHARES
                          ------------ ------------- -------------


                                      YEAR ENDED DECEMBER 31, 2010
                          ----------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............  $       --    1,599,852       186,983
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....     102,800      372,970       816,646
                           ----------    ---------     ---------
Net investment income
  (expense)..............    (102,800)   1,226,882      (629,663)
                           ----------    ---------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................     375,262      843,530     2,700,056
  Change in unrealized
   appreciation
   (depreciation)........   1,140,057     (527,109)      338,810
  Capital gain
   distributions.........          --       83,938            --
                           ----------    ---------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........   1,515,319      400,359     3,038,866
                           ----------    ---------     ---------
Increase (decrease) in
  net assets from
  operations.............  $1,412,519    1,627,241     2,409,203
                           ==========    =========     =========

                                      JANUS ASPEN SERIES (CONTINUED)
                          ----------------------------------------------------------------------------------------------
                                        GLOBAL LIFE      GLOBAL
                             FORTY        SCIENCES     TECHNOLOGY      JANUS        JANUS       OVERSEAS      OVERSEAS
                          PORTFOLIO --  PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                            SERVICE       SERVICE       SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE
                             SHARES        SHARES        SHARES       SHARES        SHARES       SHARES        SHARES
                          ------------ -------------- ------------ ------------- ------------ ------------- ------------
                                        PERIOD FROM
                                        JANUARY 1 TO
                                       APRIL 30, 2010                    YEAR ENDED DECEMBER 31, 2010
                          ------------ -------------- -----------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............     124,769        9,423            --       681,646      19,240        637,662       82,131
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....   1,091,141       33,052       103,205       895,148      84,514      1,362,865      245,902
                           ----------     --------     ---------     ---------     -------     ----------    ---------
Net investment income
  (expense)..............    (966,372)     (23,629)     (103,205)     (213,502)    (65,274)      (725,203)    (163,771)
                           ----------     --------     ---------     ---------     -------     ----------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   3,499,913      676,086       418,754        96,306     122,806      5,792,466    2,232,436
  Change in unrealized
   appreciation
   (depreciation)........  (2,635,865)    (576,783)    1,096,401     7,641,783     561,871     14,579,198    1,263,823
  Capital gain
   distributions.........          --       84,351            --            --          --             --           --
                           ----------     --------     ---------     ---------     -------     ----------    ---------
Net realized and
  unrealized gain (loss)
  on investments.........     864,048      183,654     1,515,155     7,738,089     684,677     20,371,664    3,496,259
                           ----------     --------     ---------     ---------     -------     ----------    ---------
Increase (decrease) in
  net assets from
  operations.............    (102,324)     160,025     1,411,950     7,524,587     619,403     19,646,461    3,332,488
                           ==========     ========     =========     =========     =======     ==========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1





                               JANUS ASPEN SERIES (CONTINUED)
                          ----------------------------------------



                             RESEARCH
                               CORE        WORLDWIDE    WORLDWIDE
                           PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                          INSTITUTIONAL  INSTITUTIONAL   SERVICE
                              SHARES        SHARES        SHARES
                          -------------- ------------- ------------
                           PERIOD FROM
                           JANUARY 1 TO
                          APRIL 30, 2010
                          -------------- --------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............    $    20         416,008      32,382
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....          9         959,678     106,528
                             -------      ----------     -------
Net investment income
  (expense)..............         11        (543,670)    (74,146)
                             -------      ----------     -------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................     (1,157)     (1,404,489)    (35,597)
  Change in unrealized
   appreciation
   (depreciation)........      1,401      11,032,201     970,943
  Capital gain
   distributions.........         --              --          --
                             -------      ----------     -------
Net realized and
  unrealized gain (loss)
  on investments.........        244       9,627,712     935,346
                             -------      ----------     -------
Increase (decrease) in
  net assets from
  operations.............    $   255       9,084,042     861,200
                             =======      ==========     =======

                                                                                            LEGG MASON
                                                                                             PARTNERS
                                                                                             VARIABLE   MFS(R) VARIABLE
                                                                                              INCOME       INSURANCE
                                     LEGG MASON PARTNERS VARIABLE EQUITY TRUST                TRUST          TRUST
                          ---------------------------------------------------------------  ------------ ----------------
                                        LEGG MASON   LEGG MASON   LEGG MASON                LEGG MASON
                           LEGG MASON  CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE   LEGG MASON    WESTERN
                          CLEARBRIDGE    VARIABLE     VARIABLE     VARIABLE   CLEARBRIDGE     ASSET
                            VARIABLE      EQUITY       EQUITY    FUNDAMENTAL    VARIABLE     VARIABLE   MFS(R) INVESTORS
                           AGGRESSIVE     INCOME       INCOME      ALL CAP     LARGE CAP    STRATEGIC     GROWTH STOCK
                             GROWTH      BUILDER      BUILDER       VALUE        VALUE         BOND        SERIES --
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  SERVICE CLASS
                            CLASS II     CLASS I      CLASS II     CLASS I      CLASS I      CLASS I         SHARES
                          ------------ ------------ ------------ ------------ ------------ ------------ ----------------


                                              YEAR ENDED DECEMBER 31, 2010
                          ----------------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............         --      179,933      285,156      139,553      317,012      406,427         35,394
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....     93,084       72,409      157,533      139,934      160,273      226,141        182,858
                           ---------    ---------    ---------    ---------     --------    ---------      ---------
Net investment income
  (expense)..............    (93,084)     107,524      127,623         (381)     156,739      180,286       (147,464)
                           ---------    ---------    ---------    ---------     --------    ---------      ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................      2,802     (930,285)    (711,505)    (796,721)    (278,627)    (183,983)       288,396
  Change in unrealized
   appreciation
   (depreciation)........  1,233,727    1,279,014    1,324,896    1,937,922      891,680    1,502,192        913,939
  Capital gain
   distributions.........         --           --           --           --           --           --             --
                           ---------    ---------    ---------    ---------     --------    ---------      ---------
Net realized and
  unrealized gain (loss)
  on investments.........  1,236,529      348,729      613,391    1,141,201      613,053    1,318,209      1,202,335
                           ---------    ---------    ---------    ---------     --------    ---------      ---------
Increase (decrease) in
  net assets from
  operations.............  1,143,445      456,253      741,014    1,140,820      769,792    1,498,495      1,054,871
                           =========    =========    =========    =========     ========    =========      =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)
                          -------------------------------------------------------------------------  -----------
                          MFS(R) INVESTORS MFS(R) NEW MFS(R) STRATEGIC MFS(R) TOTAL
                               TRUST       DISCOVERY       INCOME         RETURN    MFS(R) UTILITIES OPPENHEIMER
                             SERIES --     SERIES --     SERIES --      SERIES --      SERIES --      BALANCED
                              SERVICE       SERVICE       SERVICE        SERVICE        SERVICE      FUND/VA --
                               CLASS         CLASS         CLASS          CLASS          CLASS       NON-SERVICE
                               SHARES        SHARES        SHARES         SHARES         SHARES        SHARES
                          ---------------- ---------- ---------------- ------------ ---------------- -----------
                                                                                YEAR ENDED DECEMBER 31, 2010
                          --------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............     $105,127            --        3,472       1,849,983       1,050,812       274,309
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....      159,459       366,920        1,902       1,426,549         523,151       259,328
                              --------     ---------      -------       ---------      ----------    ----------
Net investment income
  (expense)..............      (54,332)     (366,920)       1,570         423,434         527,661        14,981
                              --------     ---------      -------       ---------      ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................      138,210     1,358,244       25,180        (837,400)     (1,171,574)   (2,034,263)
  Change in unrealized
   appreciation
   (depreciation)........      780,009     6,251,588      (19,380)      5,785,921       4,180,444     4,007,056
  Capital gain
   distributions.........           --            --           --              --              --            --
                              --------     ---------      -------       ---------      ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........      918,219     7,609,832        5,800       4,948,521       3,008,870     1,972,793
                              --------     ---------      -------       ---------      ----------    ----------
Increase (decrease) in
  net assets from
  operations.............     $863,887     7,242,912        7,370       5,371,955       3,536,531     1,987,774
                              ========     =========      =======       =========      ==========    ==========

                            OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          -------------------------------------------------
                                      OPPENHEIMER  OPPENHEIMER
                          OPPENHEIMER   CAPITAL      CAPITAL    OPPENHEIMER
                           BALANCED   APPRECIATION APPRECIATION  CORE BOND
                          FUND/VA --   FUND/VA --   FUND/VA --  FUND/VA --
                            SERVICE   NON-SERVICE    SERVICE    NON-SERVICE
                            SHARES       SHARES       SHARES      SHARES
                          ----------- ------------ ------------ -----------

                          -------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............    446,187      77,510           --      384,781
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....    734,593     596,375      138,612      292,710
                          ----------   ---------     --------   ----------
Net investment income
  (expense)..............   (288,406)   (518,865)    (138,612)      92,071
                          ----------   ---------     --------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................ (1,917,219)     62,668       (4,318)  (2,759,048)
  Change in unrealized
   appreciation
   (depreciation)........  5,937,291   3,381,796      716,182    4,600,142
  Capital gain
   distributions.........         --          --           --           --
                          ----------   ---------     --------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........  4,020,072   3,444,464      711,864    1,841,094
                          ----------   ---------     --------   ----------
Increase (decrease) in
  net assets from
  operations.............  3,731,666   2,925,599      573,252    1,933,165
                          ==========   =========     ========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                          -----------------------------------------------------------------------  ------------
                                                                           OPPENHEIMER OPPENHEIMER
                          OPPENHEIMER                          OPPENHEIMER  SMALL- &    SMALL- &
                            GLOBAL     OPPENHEIMER OPPENHEIMER MAIN STREET   MID-CAP     MID-CAP    ALL ASSET
                          SECURITIES   HIGH INCOME MAIN STREET  SMALL CAP    GROWTH      GROWTH    PORTFOLIO --
                          FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --    ADVISOR
                            SERVICE    NON-SERVICE   SERVICE     SERVICE   NON-SERVICE   SERVICE      CLASS
                            SHARES       SHARES      SHARES      SHARES      SHARES      SHARES       SHARES
                          -----------  ----------- ----------- ----------- ----------- ----------- ------------
                                                                             YEAR ENDED DECEMBER 31, 2010
                          -------------------------------------------------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends............. $ 1,349,884     484,296   1,674,224     187,737          --         --    1,203,565
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....   1,773,896     106,320   3,147,076   1,274,499     362,727     39,401      240,428
                          -----------  ----------  ----------  ----------   ---------   --------    ---------
Net investment income
  (expense)..............    (424,012)    377,976  (1,472,852) (1,086,762)   (362,727)   (39,401)     963,137
                          -----------  ----------  ----------  ----------   ---------   --------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................   4,165,530  (5,412,700)  9,114,373   4,416,302    (704,720)  (123,412)     124,687
  Change in unrealized
   appreciation
   (depreciation)........  10,795,250   5,954,477  20,190,410  18,843,881   7,218,703    707,820      404,490
  Capital gain
   distributions.........          --          --          --          --          --         --           --
                          -----------  ----------  ----------  ----------   ---------   --------    ---------
Net realized and
  unrealized gain (loss)
  on investments.........  14,960,780     541,777  29,304,783  23,260,183   6,513,983    584,408      529,177
                          -----------  ----------  ----------  ----------   ---------   --------    ---------
Increase (decrease) in
  net assets from
  operations............. $14,536,768     919,753  27,831,931  22,173,421   6,151,256    545,007    1,492,314
                          ===========  ==========  ==========  ==========   =========   ========    =========

                           PIMCO VARIABLE INSURANCE TRUST
                          --------------------------------------------

                           FOREIGN BOND                   LONG-TERM
                            PORTFOLIO                        U.S.
                           (U.S. DOLLAR    HIGH YIELD     GOVERNMENT
                            HEDGED) --    PORTFOLIO --   PORTFOLIO --
                          ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE
                           CLASS SHARES   CLASS SHARES   CLASS SHARES
                          -------------- -------------- --------------

                          --------------------------------------------
Investment income and
  expense:
  Income -- Ordinary
   dividends.............    215,758        7,761,326     2,779,647
  Mortality and expense
   risk and
   administrative
   charges (note 4a).....     82,302        1,740,319       795,667
                             -------       ----------     ---------
Net investment income
  (expense)..............    133,456        6,021,007     1,983,980
                             -------       ----------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
  Net realized gain
   (loss)................     30,641        6,115,070      (788,213)
  Change in unrealized
   appreciation
   (depreciation)........    167,643          758,452     3,875,425
  Capital gain
   distributions.........     22,285               --            --
                             -------       ----------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........    220,569        6,873,522     3,087,212
                             -------       ----------     ---------
Increase (decrease) in
  net assets from
  operations.............    354,025       12,894,529     5,071,192
                             =======       ==========     =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                          RYDEX
                          PIMCO VARIABLE INSURANCE TRUST VARIABLE
                                   (CONTINUED)            TRUST
                          ----------------------------   --------


                           LOW DURATION    TOTAL RETURN
                           PORTFOLIO --   PORTFOLIO ---  NASDAQ-
                          ADMINISTRATIVE  ADMINISTRATIVE  100(R)
                           CLASS SHARES    CLASS SHARES    FUND
                          --------------  -------------- --------




                          ---------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............   $4,677,515      24,836,035        --
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....    4,140,988       7,713,691    84,879
                            ----------      ----------   -------
Net investment income
 (expense)...............      536,527      17,122,344   (84,879)
                            ----------      ----------   -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    3,234,541      12,548,171   551,982
 Change in unrealized
   appreciation
   (depreciation)........    4,482,850        (471,870)  200,091
 Capital gain
   distributions.........           --         824,135        --
                            ----------      ----------   -------
Net realized and
 unrealized gain (loss)
 on investments..........    7,717,391      12,900,436   752,073
                            ----------      ----------   -------
Increase (decrease) in
 net assets from
 operations..............   $8,253,918      30,022,780   667,194
                            ==========      ==========   =======


                            THE ALGER PORTFOLIOS                         THE PRUDENTIAL SERIES FUND
                          ------------------------  -------------------------------------------------------------------
                             ALGER                    JENNISON                                  SP
                           LARGE CAP   ALGER SMALL     20/20                    NATURAL    INTERNATIONAL  SP PRUDENTIAL
                             GROWTH     CAP GROWTH     FOCUS       JENNISON    RESOURCES      GROWTH      U.S. EMERGING
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --      GROWTH
                           CLASS I-2    CLASS I-2     CLASS II     CLASS II     CLASS II     CLASS II     PORTFOLIO --
                             SHARES       SHARES       SHARES       SHARES       SHARES       SHARES     CLASS II SHARES
                          ------------ ------------ ------------ ------------ ------------ ------------- ---------------



                                       YEAR ENDED DECEMBER 31, 2010
                          ---------------------------------------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............    287,065           --           --         432        33,936         164             53
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....    556,849      469,088      251,311      44,560       707,590         215            359
                           ---------    ---------     --------     -------     ---------       -----          -----
Net investment income
 (expense)...............   (269,784)    (469,088)    (251,311)    (44,128)     (673,654)        (51)          (306)
                           ---------    ---------     --------     -------     ---------       -----          -----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   (357,970)   1,450,009      225,444      54,881       582,131        (546)            21
 Change in unrealized
   appreciation
   (depreciation)........  4,731,209    5,851,303       73,186     222,679     7,662,995       2,219          4,286
 Capital gain
   distributions.........         --           --           --          --            --          --             --
                           ---------    ---------     --------     -------     ---------       -----          -----
Net realized and
 unrealized gain (loss)
 on investments..........  4,373,239    7,301,312      298,630     277,560     8,245,126       1,673          4,307
                           ---------    ---------     --------     -------     ---------       -----          -----
Increase (decrease) in
 net assets from
 operations..............  4,103,455    6,832,224       47,319     233,432     7,571,472       1,622          4,001
                           =========    =========     ========     =======     =========       =====          =====

                          WELLS FARGO
                            VARIABLE
                             TRUST
                          ------------
                          WELLS FARGO
                           ADVANTAGE
                            VT OMEGA
                             GROWTH
                            FUND --
                            CLASS 2
                          ------------
                          PERIOD FROM
                           JULY 16 TO
                          DECEMBER 31,
                              2010
                          ------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............        --
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....    14,763
                            -------
Net investment income
 (expense)...............   (14,763)
                            -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    52,536
 Change in unrealized
   appreciation
   (depreciation)........   453,251
 Capital gain
   distributions.........        --
                            -------
Net realized and
 unrealized gain (loss)
 on investments..........   505,787
                            -------
Increase (decrease) in
 net assets from
 operations..............   491,024
                            =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets





                                   CONSOLIDATED TOTAL
                             -----------------------------

                             ------------------------------
                                  2010            2009
                             --------------  -------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   50,635,740     97,992,610
 Net realized gain
   (loss) on investments....    (22,710,672)  (453,840,808)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    836,052,925  2,170,751,422
 Capital gain
   distribution.............     44,089,936     36,460,766
                             --------------  -------------
    Increase (decrease)
     in net assets from
     operations.............    908,067,929  1,851,363,990
                             --------------  -------------
From capital
 transactions (note 4):
 Net premiums...............    172,830,665    464,320,783
 Death benefits.............   (143,138,319)  (114,140,525)
 Surrenders.................   (908,093,560)  (826,920,214)
 Administrative expenses....    (26,780,926)   (23,713,037)
 Capital contribution
   (withdrawal).............    (11,289,263)    (9,338,101)
 Transfers between
   subaccounts
   (including fixed
   account), net............      8,538,415     23,226,483
                             --------------  -------------
    Increase (decrease)
     in net assets from
     capital transactions...   (907,932,988)  (486,564,611)
                             --------------  -------------
Increase (decrease) in
 net assets.................        134,941  1,364,799,379
Net assets at beginning
 of year....................  9,440,659,467  8,075,860,088
                             --------------  -------------
Net assets at end of year... $9,440,794,408  9,440,659,467
                             ==============  =============
Change in units (note 5):
 Units purchased............
 Units redeemed.............

 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........

                                         AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                             -------------------------------------------------------------------------------------------
                               INVESCO V.I. BASIC     INVESCO V.I. CAPITAL   INVESCO V.I. CAPITAL    INVESCO V.I. CORE
                                  VALUE FUND --       APPRECIATION FUND --   DEVELOPMENT FUND --      EQUITY FUND --
                                SERIES II SHARES         SERIES I SHARES     SERIES I SHARES          SERIES I SHARES
                             ----------------------  ----------------------  -------------------  ----------------------
                                              YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------
                                2010        2009        2010        2009      2010       2009        2010        2009
                             ----------  ----------  ----------  ----------   -----     -------   ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (150,151)    (44,185)    (92,740)   (105,424)   (47)        (46)      (84,397)     28,380
 Net realized gain
   (loss) on investments.... (1,624,746) (3,174,031)   (297,146)   (860,741)   (10)    (10,558)       56,209    (716,414)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  2,251,375   7,474,367   1,725,039   2,919,275  1,141      12,038       999,749   4,041,835
 Capital gain
   distribution.............         --          --          --          --     --          --            --          --
                             ----------  ----------  ----------  ----------   -----     -------   ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    476,478   4,256,151   1,335,153   1,953,110  1,084       1,434       971,561   3,353,801
                             ----------  ----------  ----------  ----------   -----     -------   ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    107,982      30,694     123,262     234,820     --          --        59,322     197,698
 Death benefits.............     36,842      17,715    (178,143)    (75,305)    --          --       (43,288)   (146,699)
 Surrenders................. (1,615,105) (1,144,453) (1,587,754) (1,427,276)    --        (476)   (2,510,139) (2,156,874)
 Administrative expenses....    (31,614)    (27,419)    (24,167)    (24,832)    --          --       (30,170)    (32,147)
 Capital contribution
   (withdrawal).............         --          --          --          --     --          --            --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (773,910)   (549,970)   (633,332)   (356,306)     1     (11,850)     (305,560)   (780,053)
                             ----------  ----------  ----------  ----------   -----     -------   ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,275,805) (1,673,433) (2,300,134) (1,648,899)     1     (12,326)   (2,829,835) (2,918,075)
                             ----------  ----------  ----------  ----------   -----     -------   ----------  ----------
Increase (decrease) in
 net assets................. (1,799,327)  2,582,718    (964,981)    304,211  1,085     (10,892)   (1,858,274)    435,726
Net assets at beginning
 of year.................... 13,224,933  10,642,215  12,020,321  11,716,110  6,058      16,950    15,052,531  14,616,805
                             ----------  ----------  ----------  ----------   -----     -------   ----------  ----------
Net assets at end of year... 11,425,606  13,224,933  11,055,340  12,020,321  7,143       6,058    13,194,257  15,052,531
                             ==========  ==========  ==========  ==========   =====     =======   ==========  ==========
Change in units (note 5):
 Units purchased............    164,462     284,190      89,433     194,289     --          --        73,801     157,833
 Units redeemed.............   (384,587)   (510,585)   (483,878)   (543,478)    --      (1,495)     (356,637)   (497,067)
                             ----------  ----------  ----------  ----------   -----     -------   ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (220,125)   (226,395)   (394,445)   (349,189)    --      (1,495)     (282,836)   (339,234)
                             ==========  ==========  ==========  ==========   =====     =======   ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                             -------------------------------------------------------------------------------------------
                                 INVESCO V.I.      INVESCO V.I.        INVESCO V.I.         INVESCO V.I.
                                    GLOBAL          GOVERNMENT         INTERNATIONAL         LARGE CAP      INVESCO V.I.
                                 REAL ESTATE        SECURITIES            GROWTH               GROWTH        TECHNOLOGY
                                   FUND --            FUND --             FUND --             FUND --         FUND --
                               SERIES II SHARES   SERIES I SHARES    SERIES II SHARES     SERIES I SHARES  SERIES I SHARES
                             -------------------  --------------  ----------------------  ---------------  -------------
                                                               YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------------
                                2010      2009     2010    2009      2010        2009      2010     2009    2010     2009
                             ---------  --------  -----  -------  ----------  ----------  ------  -------  ------   -----
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   6,777    (6,657)   258      109     (21,023)   (166,289)    (50)    (113)    (76)    (59)
 Net realized gain
   (loss) on investments....    (8,140)  (24,358)   (52)     543    (721,759) (4,302,049)    217   (5,575)     13     (21)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    23,696   134,300     37     (943)  5,454,714  21,004,146    (195)   5,844   2,072   3,638
 Capital gain
   distribution.............        --        --     --       96          --          --      --       --      --      --
                             ---------  --------  -----  -------  ----------  ----------  ------  -------  ------   -----
    Increase (decrease)
     in net assets from
     operations.............    22,333   103,285    243     (195)  4,711,932  16,535,808     (28)     156   2,009   3,558
                             ---------  --------  -----  -------  ----------  ----------  ------  -------  ------   -----
From capital
 transactions (note 4):
 Net premiums...............        --        --    240      240   1,802,869   6,500,281      --       --      --      --
 Death benefits.............        --      (638)    --       --     (49,952)   (102,160)     --       --      --      --
 Surrenders.................   (13,973)  (14,527)  (248) (10,990) (3,857,037) (2,960,190)    (82)    (579)     --      --
 Administrative expenses....      (498)     (557)    --       --    (263,392)   (251,117)    (10)     (66)     --      --
 Capital contribution
   (withdrawal).............        --        --     --       --          --          --      --       --      --      --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (162,412)  (30,549)  (112)  (8,849) (6,127,571) (2,846,023) (4,340) (11,457)    (40)    (26)
                             ---------  --------  -----  -------  ----------  ----------  ------  -------  ------   -----
    Increase (decrease)
     in net assets from
     capital transactions...  (176,883)  (46,271)  (120) (19,599) (8,495,083)    340,791  (4,432) (12,102)    (40)    (26)
                             ---------  --------  -----  -------  ----------  ----------  ------  -------  ------   -----
Increase (decrease) in
 net assets.................  (154,550)   57,014    123  (19,794) (3,783,151) 16,876,599  (4,460) (11,946)  1,969   3,532
Net assets at beginning
 of year....................   396,115   339,101  2,704   22,498  67,966,869  51,090,270   5,741   17,687   9,888   6,356
                             ---------  --------  -----  -------  ----------  ----------  ------  -------  ------   -----
Net assets at end of year... $ 241,565   396,115  2,827    2,704  64,183,718  67,966,869   1,281    5,741  11,857   9,888
                             =========  ========  =====  =======  ==========  ==========  ======  =======  ======   =====
Change in units (note 5):
 Units purchased............    82,835   272,160    227       26   5,793,209   6,875,531      --      556      --      --
 Units redeemed.............  (103,745) (276,508)  (227)  (1,347) (7,074,350) (6,580,208)   (539)  (2,392)    (13)    (13)
                             ---------  --------  -----  -------  ----------  ----------  ------  -------  ------   -----
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (20,910)   (4,348)    --   (1,321) (1,281,141)    295,323    (539)  (1,836)    (13)    (13)
                             =========  ========  =====  =======  ==========  ==========  ======  =======  ======   =====

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                                  AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                             -------------------------------------------------------------------------------------
                              INVESCO V.I.     INVESCO VAN KAMPEN      INVESCO VAN KAMPEN      INVESCO VAN KAMPEN
                               UTILITIES          V.I. CAPITAL           V.I. COMSTOCK           V.I. EQUITY AND
                                FUND --          GROWTH FUND --             FUND --              INCOME FUND --
                             SERIES I SHARES    SERIES II SHARES        SERIES II SHARES        SERIES II SHARES
                             -------------   ---------------------  -----------------------  ----------------------
                                                                        YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------
                              2010     2009     2010        2009        2010        2009        2010        2009
                             ------   -----  ----------  ---------  -----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   86     102    (114,124)   (98,022)    (737,055)  1,367,504     (11,087)     89,008
 Net realized gain
   (loss) on investments....     (7)   (590)    281,936   (357,630)  (2,630,953) (7,129,394)    405,336    (609,967)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     81     673     970,841  3,528,200    9,514,893  17,658,659     971,433   2,604,262
 Capital gain
   distribution.............     --      31          --         --           --          --          --          --
                             ------   -----  ----------  ---------  -----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    160     216   1,138,653  3,072,548    6,146,885  11,896,769   1,365,682   2,083,303
                             ------   -----  ----------  ---------  -----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     --      --      14,829     80,390      703,802   1,091,649     114,026     721,916
 Death benefits.............     --      --      (1,468)   (24,587)    (241,153)   (287,143)         --          --
 Surrenders.................     --    (889)   (747,220)  (500,464)  (6,396,333) (4,780,702)   (656,050)   (382,686)
 Administrative expenses....     --      --     (24,503)   (19,780)    (160,334)   (154,527)    (45,503)    (35,024)
 Capital contribution
   (withdrawal).............     --      --          --         --           --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    185     (61)   (530,072)   116,183   (7,055,771) (4,277,531)    780,952   1,225,929
                             ------   -----  ----------  ---------  -----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...    185    (950) (1,288,434)  (348,258) (13,149,789) (8,408,254)    193,425   1,530,135
                             ------   -----  ----------  ---------  -----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................    345    (734)   (149,781) 2,724,290   (7,002,904)  3,488,515   1,559,107   3,613,438
Net assets at beginning
 of year....................  2,742   3,476   7,696,371  4,972,081   55,252,666  51,764,151  12,783,235   9,169,797
                             ------   -----  ----------  ---------  -----------  ----------  ----------  ----------
Net assets at end of year... $3,087   2,742   7,546,590  7,696,371   48,249,762  55,252,666  14,342,342  12,783,235
                             ======   =====  ==========  =========  ===========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     19      --      61,487    317,807    2,052,334   1,552,095   1,442,656   2,190,348
 Units redeemed.............     --    (125)   (183,098)  (357,650)  (3,169,879) (2,399,772) (1,410,656) (1,990,310)
                             ------   -----  ----------  ---------  -----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     19    (125)   (121,611)   (39,843)  (1,117,545)   (847,677)     32,000     200,038
                             ======   =====  ==========  =========  ===========  ==========  ==========  ==========

                                ALLIANCEBERNSTEIN
                                VARIABLE PRODUCTS
                                SERIES FUND, INC.
                             ----------------------
                               ALLIANCE BERNSTEIN
                                 BALANCED WEALTH
                              STRATEGY PORTFOLIO --
                                     CLASS B
                             ----------------------

                             ----------------------
                                2010        2009
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    210,358    (192,523)
 Net realized gain
   (loss) on investments....    181,238    (559,426)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  1,506,224   5,042,343
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  1,897,820   4,290,394
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    349,123   1,708,423
 Death benefits.............     (8,852)    (30,841)
 Surrenders................. (2,119,684) (1,051,689)
 Administrative expenses....   (138,563)   (111,419)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (207,947)  4,488,935
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,125,923)  5,003,409
                             ----------  ----------
Increase (decrease) in
 net assets.................   (228,103)  9,293,803
Net assets at beginning
 of year.................... 25,460,411  16,166,608
                             ----------  ----------
Net assets at end of year... 25,232,308  25,460,411
                             ==========  ==========
Change in units (note 5):
 Units purchased............  2,818,208   4,586,415
 Units redeemed............. (3,071,228) (3,910,662)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (253,020)    675,753
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED)
                             ---------------------------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN         ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN
                                 GLOBAL THEMATIC            GROWTH AND               INTERNATIONAL              LARGE CAP
                                     GROWTH                   INCOME                     VALUE                   GROWTH
                                  PORTFOLIO --             PORTFOLIO --              PORTFOLIO --             PORTFOLIO --
                                     CLASS B                  CLASS B                   CLASS B                  CLASS B
                             ----------------------  ------------------------  ------------------------  ----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------------
                                 2010        2009        2010         2009         2010         2009        2010        2009
                             -----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    37,838    (72,675)    (989,762)   1,274,365      801,894     (458,728)   (195,032)   (241,745)
 Net realized gain
   (loss) on investments....     275,759   (298,292)  (5,569,644) (13,090,454) (13,736,342) (13,771,143)    202,206    (558,366)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     417,333  2,292,867   12,968,668   22,412,444   15,898,810   37,041,603   1,042,675   5,485,000
 Capital gain
   distribution.............          --         --           --           --           --           --          --          --
                             -----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     730,930  1,921,900    6,409,262   10,596,355    2,964,362   22,811,732   1,049,849   4,684,889
                             -----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      97,555    389,471      485,065      964,959    1,703,223    6,797,756     171,560     123,491
 Death benefits.............      (2,754)    (2,690)  (1,017,371)    (403,624)    (106,193)    (118,284)   (133,580)   (232,876)
 Surrenders.................    (860,471)  (437,944)  (8,664,523)  (9,084,692)  (5,073,908)  (4,432,815) (2,274,389) (1,958,046)
 Administrative expenses....     (21,645)   (16,148)    (133,469)    (140,470)    (296,780)    (307,555)    (33,063)    (35,055)
 Capital contribution
   (withdrawal).............          --         --           --           --           --           --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (605,820) 1,624,042   (3,034,676)  (3,943,815)  (5,159,560)  (5,702,532)   (656,629)   (682,485)
                             -----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,393,135) 1,556,731  (12,364,974) (12,607,642)  (8,933,218)  (3,763,430) (2,926,101) (2,784,971)
                             -----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................    (662,205) 3,478,631   (5,955,712)  (2,011,287)  (5,968,856)  19,048,302  (1,876,252)  1,899,918
Net assets at beginning
 of year....................   6,576,754  3,098,123   68,933,086   70,944,373   87,522,526   68,474,224  16,764,383  14,864,465
                             -----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
Net assets at end of year... $ 5,914,549  6,576,754   62,977,374   68,933,086   81,553,670   87,522,526  14,888,131  16,764,383
                             ===========  =========  ===========  ===========  ===========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............     250,929    346,050      739,284    1,710,240   16,076,390   13,535,794     193,785     189,761
 Units redeemed.............    (362,855)  (191,565)  (1,978,586)  (3,209,417) (16,842,780) (13,514,700)   (645,196)   (674,896)
                             -----------  ---------  -----------  -----------  -----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (111,926)   154,485   (1,239,302)  (1,499,177)    (766,390)      21,094    (451,411)   (485,135)
                             ===========  =========  ===========  ===========  ===========  ===========  ==========  ==========

                             ----------------------
                               ALLIANCEBERNSTEIN
                                   SMALL CAP
                                     GROWTH
                                  PORTFOLIO --
                                    CLASS B
                             ---------------------

                             ----------------------
                                2010        2009
                             ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (124,860)   (78,777)
 Net realized gain
   (loss) on investments....    338,800   (432,415)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  2,580,702  2,262,327
 Capital gain
   distribution.............         --         --
                             ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............  2,794,642  1,751,135
                             ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............    188,211    308,265
 Death benefits.............    (44,778)   (29,031)
 Surrenders.................   (847,142)  (529,250)
 Administrative expenses....    (31,233)   (14,692)
 Capital contribution
   (withdrawal).............         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............  8,790,650   (229,213)
                             ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  8,055,708   (493,921)
                             ----------  ---------
Increase (decrease) in
 net assets................. 10,850,350  1,257,214
Net assets at beginning
 of year....................  5,847,678  4,590,464
                             ----------  ---------
Net assets at end of year... 16,698,028  5,847,678
                             ==========  =========
Change in units (note 5):
 Units purchased............  1,631,815    302,997
 Units redeemed.............   (797,958)  (368,653)
                             ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    833,857    (65,656)
                             ==========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                  AMERICAN CENTURY
                             VARIABLE PORTFOLIOS II, INC.
                             ---------------------------
                                    VP INFLATION
                                     PROTECTION
                                      FUND --
                                      CLASS II
                             ---------------------------

                             ----------------------------
                                 2010           2009
                             ------------   -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    (77,106)      123,312
 Net realized gain
   (loss) on investments....    6,994,140     2,209,076
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   (4,341,084)    6,320,817
 Capital gain
   distribution.............           --            --
                             ------------   -----------
    Increase (decrease)
     in net assets from
     operations.............    2,575,950     8,653,205
                             ------------   -----------
From capital
 transactions (note 4):
 Net premiums...............    2,713,505    15,876,301
 Death benefits.............      (99,103)      (93,573)
 Surrenders.................   (5,465,286)   (6,079,332)
 Administrative expenses....     (468,710)     (531,049)
 Capital contribution
   (withdrawal).............           --            --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (40,675,036)   26,074,866
                             ------------   -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (43,994,630)   35,247,213
                             ------------   -----------
Increase (decrease) in
 net assets.................  (41,418,680)   43,900,418
Net assets at beginning
 of year....................  128,852,364    84,951,946
                             ------------   -----------
Net assets at end of year... $ 87,433,684   128,852,364
                             ============   ===========
Change in units (note 5):
 Units purchased............   10,561,339    13,443,293
 Units redeemed.............  (14,599,407)  (10,048,134)
                             ------------   -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (4,038,068)    3,395,159
                             ============   ===========

                                             AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                             --------------------------------------------------------------------------
                                VP INCOME &
                                  GROWTH          VP INTERNATIONAL      VP ULTRA(R)        VP VALUE
                                  FUND --             FUND --             FUND --           FUND --
                                  CLASS I             CLASS I             CLASS I           CLASS I
                             ----------------  ---------------------  ---------------  ----------------
                                        YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------
                               2010     2009      2010       2009       2010    2009     2010     2009
                             -------  -------  ---------  ----------  -------  ------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (359)   3,174      4,808       7,387     (774)   (857)   1,471    7,262
 Net realized gain
   (loss) on investments....  (6,890)  (7,285)  (180,209)    (76,434)     867  (2,702)  (8,154) (13,305)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  18,491   29,024    244,443     590,079    7,135  20,701   28,722   35,546
 Capital gain
   distribution.............      --       --         --          --       --      --       --       --
                             -------  -------  ---------  ----------  -------  ------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............  11,242   24,913     69,042     521,032    7,228  17,142   22,039   29,503
                             -------  -------  ---------  ----------  -------  ------  -------  -------
From capital
 transactions (note 4):
 Net premiums...............      --       --         --          --       --      --       --       --
 Death benefits.............      --       --         --      (2,777)      --      --       --       --
 Surrenders.................  (6,698)  (6,594)   (93,537)   (102,190)  (2,594) (1,209)  (4,549)  (5,368)
 Administrative expenses....    (328)    (200)    (2,055)     (2,477)    (394)   (303)    (561)    (483)
 Capital contribution
   (withdrawal).............      --       --         --          --       --      --       --       --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (52,156)  43,656   (837,221)   (283,865) (16,582)  9,298   (2,931)  (2,081)
                             -------  -------  ---------  ----------  -------  ------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions... (59,182)  36,862   (932,813)   (391,309) (19,570)  7,786   (8,041)  (7,932)
                             -------  -------  ---------  ----------  -------  ------  -------  -------
Increase (decrease) in
 net assets................. (47,940)  61,775   (863,771)    129,723  (12,342) 24,928   13,998   21,571
Net assets at beginning
 of year.................... 150,236   88,461  2,037,940   1,908,217   68,241  43,313  197,489  175,918
                             -------  -------  ---------  ----------  -------  ------  -------  -------
Net assets at end of year... 102,296  150,236  1,174,169   2,037,940   55,899  68,241  211,487  197,489
                             =======  =======  =========  ==========  =======  ======  =======  =======
Change in units (note 5):
 Units purchased............     756    5,868    308,849   1,636,020      547   1,813    1,620   58,665
 Units redeemed.............  (5,760)  (2,002)  (401,842) (1,676,946)  (2,342)   (898)  (2,372) (59,909)
                             -------  -------  ---------  ----------  -------  ------  -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (5,004)   3,866    (92,993)    (40,926)  (1,795)    915     (752)  (1,244)
                             =======  =======  =========  ==========  =======  ======  =======  =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                                                          BLACKROCK VARIABLE SERIES FUNDS, INC.
                             -----------------------------------------------------------------------------------------------
                                                                                      BLACKROCK
                                    BLACKROCK                 BLACKROCK               LARGE CAP           BLACKROCK VALUE
                                 BASIC VALUE V.I.      GLOBAL ALLOCATION V.I.        GROWTH V.I.        OPPORTUNITIES V.I.
                                     FUND --                   FUND --                 FUND --                FUND --
                                 CLASS III SHARES         CLASS III SHARES        CLASS III SHARES       CLASS III SHARES
                             -----------------------  ------------------------  --------------------  ----------------------
                                                                             YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------------
                                 2010        2009         2010         2009        2010       2009       2010        2009
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (15,929)     22,937   (3,564,728)     477,217    (33,151)   (29,284)    (61,948)    (44,372)
 Net realized gain
   (loss) on investments....    (310,242) (1,618,969)   3,455,453   (4,918,062)   (17,260)  (210,302) (1,081,190) (1,859,361)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   1,561,676   4,083,720   32,864,169   75,230,734    427,530    816,076   2,463,839   2,978,935
 Capital gain
   distribution.............          --          --    2,883,162           --         --         --          --          --
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   1,235,505   2,487,688   35,638,056   70,789,889    377,119    576,490   1,320,701   1,075,202
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     170,508     924,202   16,164,982   43,529,151     23,380     20,821     203,791     297,899
 Death benefits.............     (19,804)    (16,566)    (515,006)    (812,347)        --         --      (2,745)      1,020
 Surrenders.................    (705,815)   (631,970) (22,908,863) (15,975,899)  (198,513)  (188,337)   (555,963)   (300,391)
 Administrative expenses....     (44,677)    (34,518)  (2,253,036)  (1,746,099)    (7,195)    (6,047)    (24,397)    (12,505)
 Capital contribution
   (withdrawal).............          --          --           --           --         --         --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   1,507,367    (888,578)  10,735,315   27,049,808    157,271    241,371   4,648,763    (210,458)
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...     907,579    (647,430)   1,223,392   52,044,614    (25,057)    67,808   4,269,449    (224,435)
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
Increase (decrease) in
 net assets.................   2,143,084   1,840,258   36,861,448  122,834,503    352,062    644,298   5,590,150     850,767
Net assets at beginning
 of year....................  10,705,163   8,864,905  466,812,873  343,978,370  3,034,227  2,389,929   5,196,158   4,345,391
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
Net assets at end of year... $12,848,247  10,705,163  503,674,321  466,812,873  3,386,289  3,034,227  10,786,308   5,196,158
                             ===========  ==========  ===========  ===========  =========  =========  ==========  ==========
Change in units (note 5):
 Units purchased............     341,055     350,822   28,202,522   40,557,982     60,683     83,757     794,767     235,074
 Units redeemed.............    (251,086)   (382,494) (28,001,398) (34,684,668)   (65,675)   (78,092)   (452,073)   (262,750)
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      89,969     (31,672)     201,124    5,873,314     (4,992)     5,665     342,694     (27,676)
                             ===========  ==========  ===========  ===========  =========  =========  ==========  ==========

                                 COLUMBIA FUNDS
                               VARIABLE INSURANCE
                                     TRUST I
                             ----------------------


                                COLUMBIA MARSICO
                              GROWTH FUND, VARIABLE
                                SERIES -- CLASS A
                             ----------------------

                             -----------------------
                                2010        2009
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (511,892)   (260,865)
 Net realized gain
   (loss) on investments....    423,583  (2,514,190)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  6,486,596  10,030,890
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  6,398,287   7,255,835
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    449,807   1,226,369
 Death benefits.............    (91,666)    (12,171)
 Surrenders................. (3,608,595) (3,164,107)
 Administrative expenses....   (110,708)    (92,161)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (609,110) (1,208,997)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (3,970,272) (3,251,067)
                             ----------  ----------
Increase (decrease) in
 net assets.................  2,428,015   4,004,768
Net assets at beginning
 of year.................... 36,307,865  32,303,097
                             ----------  ----------
Net assets at end of year... 38,735,880  36,307,865
                             ==========  ==========
Change in units (note 5):
 Units purchased............    498,341     706,665
 Units redeemed.............   (822,998)   (925,134)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (324,657)   (218,469)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              COLUMBIA FUNDS VARIABLE
                                 INSURANCE TRUST I
                                    (CONTINUED)                      DWS VARIABLE SERIES II                    DREYFUS
                             -------------------------  ------------------------------------------------  ----------------
                                  COLUMBIA MARSICO                                                             DREYFUS
                                   INTERNATIONAL           DWS DREMAN                           DWS          INVESTMENT
                                OPPORTUNITIES FUND,      SMALL MID CAP    DWS STRATEGIC     TECHNOLOGY    PORTFOLIOS MIDCAP
                                 VARIABLE SERIES --       VALUE VIP --     VALUE VIP --   VIP -- CLASS B  STOCK PORTFOLIO --
                                      CLASS B            CLASS B SHARES   CLASS B SHARES      SHARES       INITIAL SHARES
                             -------------------------  ---------------  ---------------  --------------  ----------------
                                                                YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------
                                 2010          2009       2010    2009    2010     2009    2010    2009     2010      2009
                             ------------  -----------  -------  ------  ------  -------  ------  ------  -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (706,649)     148,830     (606)     67    (121)   1,780    (148)   (121)    (540)     (133)
 Net realized gain
   (loss) on investments....   (6,088,693) (13,505,586)  (2,624) (6,596) (8,494) (12,702)    101    (140)    (922)  (27,746)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   14,676,514   34,445,073   22,161  22,909  15,599   27,314   1,693   4,058   22,650    48,583
 Capital gain
   distribution.............           --           --       --      --      --       --      --      --       --        --
                             ------------  -----------  -------  ------  ------  -------  ------  ------  -------   -------
    Increase (decrease)
     in net assets from
     operations.............    7,881,172   21,088,317   18,931  16,380   6,984   16,392   1,646   3,797   21,188    20,704
                             ------------  -----------  -------  ------  ------  -------  ------  ------  -------   -------
From capital
 transactions (note 4):
 Net premiums...............    1,196,352    4,144,825       --      --      --       --      --      --       --        --
 Death benefits.............      (62,963)     (89,333)      --      --      --       --      --      --       --        --
 Surrenders.................   (6,408,803)  (5,194,358)  (3,448) (3,960) (9,949)  (2,864)     --      --   (1,392)   (3,161)
 Administrative expenses....     (258,824)    (243,744)    (279)   (260)    (92)    (107)    (27)    (21)    (479)     (283)
 Capital contribution
   (withdrawal).............           --           --       --      --      --       --      --      --       --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (4,891,472)  (6,001,946)  22,836   2,043     133      694    (499)   (466)  (2,067)  (17,769)
                             ------------  -----------  -------  ------  ------  -------  ------  ------  -------   -------
    Increase (decrease)
     in net assets from
     capital transactions...  (10,425,710)  (7,384,556)  19,109  (2,177) (9,908)  (2,277)   (526)   (487)  (3,938)  (21,213)
                             ------------  -----------  -------  ------  ------  -------  ------  ------  -------   -------
Increase (decrease) in
 net assets.................   (2,544,538)  13,703,761   38,040  14,203  (2,924)  14,115   1,120   3,310   17,250      (509)
Net assets at beginning
 of year....................   78,349,710   64,645,949   72,707  58,504  80,889   66,774  10,057   6,747   85,938    86,447
                             ------------  -----------  -------  ------  ------  -------  ------  ------  -------   -------
Net assets at end of year... $ 75,805,172   78,349,710  110,747  72,707  77,965   80,889  11,177  10,057  103,188    85,938
                             ============  ===========  =======  ======  ======  =======  ======  ======  =======   =======
Change in units (note 5):
 Units purchased............    5,747,454    5,739,401    1,609     756     805    2,490      19       7      158       831
 Units redeemed.............   (6,655,990)  (6,123,371)    (781)   (767) (1,820)  (2,651)    (54)    (53)    (508)   (3,026)
                             ------------  -----------  -------  ------  ------  -------  ------  ------  -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (908,536)    (383,970)     828     (11) (1,015)    (161)    (35)    (46)    (350)   (2,195)
                             ============  ===========  =======  ======  ======  =======  ======  ======  =======   =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                          DREYFUS (CONTINUED)                           EATON VANCE VARIABLE TRUST
                             ---------------------------------------------  --------------------------------------------------
                                 DREYFUS VARIABLE     THE DREYFUS SOCIALLY
                                INVESTMENT FUND --     RESPONSIBLE GROWTH       VT FLOATING-RATE            VT WORLDWIDE
                                   MONEY MARKET       FUND, INC. -- INITIAL          INCOME               HEALTH SCIENCES
                                    PORTFOLIO                SHARES                   FUND                      FUND
                             -----------------------  --------------------  -----------------------  -------------------------
                                                                                                      PERIOD FROM
                                                     YEAR ENDED DECEMBER 31,                         JANUARY 1 TO   YEAR ENDED
                             ----------------------------------------------------------------------  SEPTEMBER 17, DECEMBER 31,
                                 2010        2009        2010       2009        2010        2009         2010          2009
                             -----------  ----------  ---------  ---------  -----------  ----------  ------------- ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (10,450)     (9,905)   (24,604)   (18,116)   1,216,766   1,690,822      (89,180)       65,116
 Net realized gain
   (loss) on investments....          --         (12)    (5,969)  (134,264)   3,244,537  (1,583,904)      12,173      (652,631)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............          --           1    499,193  1,029,813   (1,291,619) 17,255,821      153,652       572,111
 Capital gain
   distribution.............          --          --         --         --           --          --      295,126       526,359
                             -----------  ----------  ---------  ---------  -----------  ----------   ----------    ----------
    Increase (decrease)
     in net assets from
     operations.............     (10,450)     (9,916)   468,620    877,433    3,169,684  17,362,739      371,771       510,955
                             -----------  ----------  ---------  ---------  -----------  ----------   ----------    ----------
From capital
 transactions (note 4):
 Net premiums...............          --          --        390        473    1,212,535   4,228,890       56,266        76,951
 Death benefits.............  (1,200,519) (1,347,255)      (108)    (9,507)    (145,778)        663      (14,420)      (13,650)
 Surrenders.................    (391,990)   (490,532)   (83,687)  (172,792)  (5,852,681) (4,708,543)    (762,260)     (664,090)
 Administrative expenses....      (1,166)       (948)   (12,844)   (11,411)    (176,051)   (205,891)     (16,696)      (24,249)
 Capital contribution
   (withdrawal).............          --          --         --         --           --          --           --            --
 Transfers between
   subaccounts
   (including fixed
   account), net............   1,762,813   1,523,727     (1,969)   (57,336) (28,385,086)  5,887,321   (7,860,388)     (841,956)
                             -----------  ----------  ---------  ---------  -----------  ----------   ----------    ----------
    Increase (decrease)
     in net assets from
     capital transactions...     169,138    (315,008)   (98,218)  (250,573) (33,347,061)  5,202,440   (8,597,498)   (1,466,994)
                             -----------  ----------  ---------  ---------  -----------  ----------   ----------    ----------
Increase (decrease) in
 net assets.................     158,688    (324,924)   370,402    626,860  (30,177,377) 22,565,179   (8,225,727)     (956,039)
Net assets at beginning
 of year....................     473,283     798,207  3,642,246  3,015,386   62,369,279  39,804,100    8,225,727     9,181,766
                             -----------  ----------  ---------  ---------  -----------  ----------   ----------    ----------
Net assets at end of year... $   631,971     473,283  4,012,648  3,642,246   32,191,902  62,369,279           --     8,225,727
                             ===========  ==========  =========  =========  ===========  ==========   ==========    ==========
Change in units (note 5):
 Units purchased............     236,710     259,092      1,815      8,508    4,516,613   6,285,042       97,324       430,941
 Units redeemed.............    (221,007)   (288,941)   (17,431)   (64,174)  (7,617,229) (5,736,147)    (698,186)     (553,997)
                             -----------  ----------  ---------  ---------  -----------  ----------   ----------    ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      15,703     (29,849)   (15,616)   (55,666)  (3,100,616)    548,895     (600,862)     (123,056)
                             ===========  ==========  =========  =========  ===========  ==========   ==========    ==========

                                EVERGREEN VARIABLE
                                   ANNUITY TRUST
                             ------------------------

                                     EVERGREEN
                                     VA OMEGA
                                  FUND -- CLASS 2
                             ------------------------
                             PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED
                               JULY 16,   DECEMBER 31,
                                 2010         2009
                             ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     (10,030)    (16,796)
 Net realized gain
   (loss) on investments....     287,249     (78,999)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    (504,343)    583,752
 Capital gain
   distribution.............          --          --
                              ----------   ---------
    Increase (decrease)
     in net assets from
     operations.............    (227,124)    487,957
                              ----------   ---------
From capital
 transactions (note 4):
 Net premiums...............      30,051      63,520
 Death benefits.............     (10,132)    (17,903)
 Surrenders.................    (200,612)   (578,600)
 Administrative expenses....      (4,239)     (7,381)
 Capital contribution
   (withdrawal).............          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (6,649,914)  5,864,572
                              ----------   ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (6,834,846)  5,324,208
                              ----------   ---------
Increase (decrease) in
 net assets.................  (7,061,970)  5,812,165
Net assets at beginning
 of year....................   7,061,970   1,249,805
                              ----------   ---------
Net assets at end of year...          --   7,061,970
                              ==========   =========
Change in units (note 5):
 Units purchased............     428,125   1,200,681
 Units redeemed.............    (992,754)   (776,755)
                              ----------   ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (564,629)    423,926
                              ==========   =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                             -----------------------------------------
                             FEDERATED CAPITAL
                               APPRECIATION
                                FUND II --        FEDERATED CAPITAL
                              PRIMARY SHARES       INCOME FUND II
                             ----------------- ----------------------
                                PERIOD FROM          YEAR ENDED
                                MARCH 12 TO         DECEMBER 31,
                               DECEMBER 31,    ----------------------
                                   2010           2010        2009
                             ----------------- ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    $  (147,442)      434,629     441,674
 Net realized gain
   (loss) on investments....        (43,182)     (101,080)   (598,741)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............      1,049,634       536,369   2,268,286
 Capital gain
   distribution.............             --            --          --
                                -----------    ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............        859,010       869,918   2,111,219
                                -----------    ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............          7,075        13,611      13,933
 Death benefits.............       (191,961)     (412,748)   (191,412)
 Surrenders.................     (1,283,246)     (911,047) (1,237,235)
 Administrative expenses....        (19,934)      (15,567)    (17,029)
 Capital contribution
   (withdrawal).............             --            --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............     13,484,756      (451,687)    (89,666)
                                -----------    ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...     11,996,690    (1,777,438) (1,521,409)
                                -----------    ----------  ----------
Increase (decrease) in
 net assets.................     12,855,700      (907,520)    589,810
Net assets at beginning
 of year....................             --     9,639,729   9,049,919
                                -----------    ----------  ----------
Net assets at end of year...    $12,855,700     8,732,209   9,639,729
                                ===========    ==========  ==========
Change in units (note 5):
 Units purchased............      1,416,128       200,035      99,774
 Units redeemed.............       (221,173)     (332,952)   (233,969)
                                -----------    ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      1,194,955      (132,917)   (134,195)
                                ===========    ==========  ==========

                                FEDERATED INSURANCE SERIES
                             ------------------------------------------------------------------------

                              FEDERATED CLOVER VALUE   FEDERATED HIGH INCOME   FEDERATED HIGH INCOME
                                FUND II -- PRIMARY        BOND FUND II --         BOND FUND II --
                                      SHARES              PRIMARY SHARES          SERVICE SHARES
                             -----------------------  ----------------------  ----------------------
                             PERIOD FROM
                             JANUARY 1 TO                   YEAR ENDED DECEMBER 31,
                              MARCH 12,   ----------------------------------------------------------
                                 2010        2009        2010        2009        2010        2009
                             ------------ ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     229,666     171,435   1,754,298   1,936,886   2,169,245   2,286,537
 Net realized gain
   (loss) on investments....  (9,654,319) (3,575,527)    938,127  (1,610,239)  1,018,066  (2,255,086)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   9,902,035   4,836,240     442,906   8,490,748     916,174  11,870,714
 Capital gain
   distribution.............          --          --          --          --          --          --
                             -----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     477,382   1,432,148   3,135,331   8,817,395   4,103,485  11,902,165
                             -----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      15,690       9,412     105,902      32,702     319,843     645,593
 Death benefits.............      (2,631)   (171,323)   (478,392)   (234,182)   (179,565)    (65,915)
 Surrenders.................    (428,028) (1,733,751) (3,287,384) (3,269,982) (5,389,903) (3,328,439)
 Administrative expenses....      (4,087)    (28,569)    (44,300)    (42,990)   (102,649)    (75,461)
 Capital contribution
   (withdrawal).............          --          --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (13,920,189)   (647,162)     78,413   4,078,732   6,977,000   2,977,666
                             -----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (14,339,245) (2,571,393) (3,625,761)    564,280   1,624,726     153,444
                             -----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets................. (13,861,863) (1,139,245)   (490,430)  9,381,675   5,728,211  12,055,609
Net assets at beginning
 of year....................  13,861,863  15,001,108  26,824,821  17,443,146  33,936,192  21,880,583
                             -----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year...          --  13,861,863  26,334,391  26,824,821  39,664,403  33,936,192
                             ===========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............       9,315      58,152     803,064     727,433   1,314,549   2,280,426
 Units redeemed.............  (1,237,502)   (330,117) (1,001,997)   (697,928) (1,218,074) (2,191,870)
                             -----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (1,228,187)   (271,965)   (198,933)     29,505      96,475      88,556
                             ===========  ==========  ==========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               FEDERATED INSURANCE
                                SERIES (CONTINUED)                              FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                             -----------------------  -----------------------------------------------------------------------
                                FEDERATED KAUFMANN     VIP ASSET MANAGER/SM/   VIP ASSET MANAGER/SM/       VIP BALANCED
                                FUND II -- SERVICE     PORTFOLIO -- INITIAL    PORTFOLIO -- SERVICE    PORTFOLIO -- SERVICE
                                      SHARES                   CLASS                  CLASS 2                 CLASS 2
                             -----------------------  ----------------------  ----------------------  ----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------------
                                 2010        2009        2010        2009        2010        2009        2010        2009
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $(1,127,387)   (814,088)    670,713     889,821       9,053      63,160     101,153      96,123
 Net realized gain
   (loss) on investments....   2,517,074  (1,320,083)   (900,041) (3,955,001)    (99,815)   (817,376)  1,745,618  (2,095,923)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   9,478,977  14,456,517   9,160,438  19,844,212   2,182,151   5,294,570   8,247,573  18,495,572
 Capital gain
   distribution.............          --          --          --          --          --          --          --          --
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  10,868,664  12,322,346   8,931,110  16,779,032   2,091,389   4,540,354  10,094,344  16,495,772
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............   1,530,837   3,353,283     167,620      17,529      92,755     203,557     995,391   4,690,221
 Death benefits.............     (93,277)    (54,284) (1,231,035)   (888,869)     (2,232)     (5,526)      2,337     (21,404)
 Surrenders.................  (5,270,238) (2,985,523) (9,294,575) (7,511,694) (2,577,508) (1,378,704) (4,699,220) (2,802,922)
 Administrative expenses....    (307,165)   (194,861)    (78,610)    (84,953)    (31,752)    (31,428)   (209,881)   (148,783)
 Capital contribution
   (withdrawal).............          --          --          --          --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   9,662,327  (2,171,036)    855,603    (814,852)    125,378    (354,330)  2,084,699   2,544,239
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   5,522,484  (2,052,421) (9,580,997) (9,282,839) (2,393,359) (1,566,431) (1,826,674)  4,261,351
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................  16,391,148  10,269,925    (649,887)  7,496,193    (301,970)  2,973,923   8,267,670  20,757,123
Net assets at beginning
 of year....................  56,114,548  45,844,623  75,497,194  68,001,001  19,259,984  16,286,061  65,552,337  44,795,214
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year... $72,505,696  56,114,548  74,847,307  75,497,194  18,958,014  19,259,984  73,820,007  65,552,337
                             ===========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............   6,798,092   3,762,113     349,195     136,644     298,751     723,872   4,759,752   5,938,249
 Units redeemed.............  (5,745,611) (3,678,842)   (615,358)   (532,382)   (511,607)   (847,166) (4,946,531) (5,389,038)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   1,052,481      83,271    (266,163)   (395,738)   (212,856)   (123,294)   (186,779)    549,211
                             ===========  ==========  ==========  ==========  ==========  ==========  ==========  ==========


                             -------------------------
                                 VIP CONTRAFUND(R)
                               PORTFOLIO -- INITIAL
                                       CLASS
                             ------------------------

                             -------------------------
                                 2010         2009
                             -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (280,094)     (84,664)
 Net realized gain
   (loss) on investments....  (7,580,975) (19,465,534)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  28,968,536   60,046,719
 Capital gain
   distribution.............          --           --
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  21,107,467   40,496,521
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     260,509      530,918
 Death benefits.............  (1,860,750)  (1,755,937)
 Surrenders................. (17,963,713) (17,040,692)
 Administrative expenses....    (227,231)    (254,513)
 Capital contribution
   (withdrawal).............          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,244,338)  (6,740,041)
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (22,035,523) (25,260,265)
                             -----------  -----------
Increase (decrease) in
 net assets.................    (928,056)  15,236,256
Net assets at beginning
 of year.................... 154,027,187  138,790,931
                             -----------  -----------
Net assets at end of year... 153,099,131  154,027,187
                             ===========  ===========
Change in units (note 5):
 Units purchased............   1,412,528      645,127
 Units redeemed.............  (2,377,588)  (2,146,636)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (965,060)  (1,501,509)
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                               FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             ----------------------------------------------------------------------------------------------------
                                                         VIP DYNAMIC CAPITAL
                                 VIP CONTRAFUND(R)          APPRECIATION          VIP EQUITY-INCOME         VIP EQUITY-INCOME
                                PORTFOLIO -- SERVICE    PORTFOLIO -- SERVICE    PORTFOLIO -- INITIAL      PORTFOLIO -- SERVICE
                                      CLASS 2                  CLASS 2                  CLASS                    CLASS 2
                             -------------------------  --------------------  ------------------------  ------------------------
                                                                               YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------------
                                 2010          2009        2010       2009        2010         2009         2010         2009
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (699,204)    (455,718)   (32,770)   (32,209)     412,650      918,959      (29,303)     291,953
 Net realized gain
   (loss) on investments....   (7,684,149) (19,347,560)    (8,190)  (560,896)  (8,365,315) (16,686,075)  (5,288,991) (10,968,041)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   27,135,505   55,778,985    397,599  1,169,344   22,682,654   43,860,016   13,555,162   27,030,747
 Capital gain
   distribution.............           --           --         --         --           --           --           --           --
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   18,752,152   35,975,707    356,639    576,239   14,729,989   28,092,900    8,236,868   16,354,659
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............    1,884,667    4,430,876     19,658     85,846      271,830      211,098      452,797      483,934
 Death benefits.............     (499,740)    (317,449)        --         --   (1,459,562)  (1,671,240)    (248,229)      14,550
 Surrenders.................  (14,937,354) (10,592,337)  (175,734)  (266,695) (12,981,838) (13,432,444)  (9,098,453)  (7,195,642)
 Administrative expenses....     (395,278)    (349,346)    (6,875)    (4,750)    (164,272)    (181,838)    (153,385)    (145,818)
 Capital contribution
   (withdrawal).............           --           --         --         --           --           --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (4,780,354)  (6,772,443)   (48,293)  (327,636)  (5,070,620)  (4,189,062)  (2,875,773)  (3,569,077)
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (18,728,059) (13,600,699)  (211,244)  (513,235) (19,404,462) (19,263,486) (11,923,043) (10,412,053)
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.................       24,093   22,375,008    145,395     63,004   (4,674,473)   8,829,414   (3,686,175)   5,942,606
Net assets at beginning
 of year....................  139,160,786  116,785,778  2,427,069  2,364,065  124,097,839  115,268,425   72,554,669   66,612,063
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
Net assets at end of year... $139,184,879  139,160,786  2,572,464  2,427,069  119,423,366  124,097,839   68,868,494   72,554,669
                             ============  ===========  =========  =========  ===========  ===========  ===========  ===========
Change in units (note 5):
 Units purchased............    3,905,279    3,869,022     56,065     66,021    1,092,483      484,228    2,347,579    2,124,056
 Units redeemed.............   (5,434,162)  (5,001,418)   (67,147)  (122,965)  (1,965,798)  (1,404,123)  (3,452,314)  (3,335,056)
                             ------------  -----------  ---------  ---------  -----------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (1,528,883)  (1,132,396)   (11,082)   (56,944)    (873,315)    (919,895)  (1,104,735)  (1,211,000)
                             ============  ===========  =========  =========  ===========  ===========  ===========  ===========

                             -----------------------

                               VIP GROWTH & INCOME
                              PORTFOLIO -- INITIAL
                                      CLASS
                             ----------------------

                             -----------------------
                                2010        2009
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (200,391)   (110,974)
 Net realized gain
   (loss) on investments.... (1,651,363) (3,035,739)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  5,026,772   9,085,824
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  3,175,018   5,939,111
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     98,345      69,872
 Death benefits.............   (147,587)   (183,248)
 Surrenders................. (2,778,644) (3,096,518)
 Administrative expenses....    (55,387)    (60,457)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (986,364) (1,338,810)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (3,869,637) (4,609,161)
                             ----------  ----------
Increase (decrease) in
 net assets.................   (694,619)  1,329,950
Net assets at beginning
 of year.................... 27,457,929  26,127,979
                             ----------  ----------
Net assets at end of year... 26,763,310  27,457,929
                             ==========  ==========
Change in units (note 5):
 Units purchased............    698,387     279,825
 Units redeemed............. (1,051,564)   (776,744)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (353,177)   (496,919)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                             FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             ----------------------------------------------------------------------------------------------------
                               VIP GROWTH & INCOME          VIP GROWTH
                               PORTFOLIO -- SERVICE   OPPORTUNITIES PORTFOLIO -- VIP GROWTH PORTFOLIO --  VIP GROWTH PORTFOLIO --
                                     CLASS 2               INITIAL CLASS              INITIAL CLASS           SERVICE CLASS 2
                             -----------------------  -------------------------  -----------------------  ----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------------
                                 2010        2009        2010          2009          2010        2009        2010        2009
                             -----------  ----------   ----------   ----------   -----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (171,101)   (109,570)   (111,760)      (78,233)     (515,250)   (528,432)   (263,881)   (282,899)
 Net realized gain
   (loss) on investments....    (683,791) (1,779,176)   (278,977)   (1,020,208)   (1,811,477) (5,301,186)   (538,563) (2,927,724)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   2,710,129   5,454,165   2,118,927     4,032,506    15,990,751  20,512,726   5,150,804   8,284,895
 Capital gain
   distribution.............          --          --          --            --            --          --          --          --
                             -----------  ----------   ----------   ----------   -----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   1,855,237   3,565,419   1,728,190     2,934,065    13,664,024  14,683,108   4,348,360   5,074,272
                             -----------  ----------   ----------   ----------   -----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     207,697     822,280       1,982        39,741       205,320      17,709     306,569     135,658
 Death benefits.............     (37,024)   (132,451)   (152,098)      (13,553)   (1,147,775)   (524,864)    (85,754)   (126,695)
 Surrenders.................  (1,889,154) (1,688,072)   (955,676)     (736,312)   (7,002,712) (6,614,200) (3,273,408) (2,819,314)
 Administrative expenses....     (46,167)    (42,976)    (18,249)      (18,779)     (100,274)   (109,152)    (47,399)    (51,640)
 Capital contribution
   (withdrawal).............          --          --          --            --            --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (568,210)   (777,339)   (819,820)      (47,494)   (2,119,550) (2,300,512) (3,687,227)  1,300,660
                             -----------  ----------   ----------   ----------   -----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,332,858) (1,818,558) (1,943,861)     (776,397)  (10,164,991) (9,531,019) (6,787,219) (1,561,331)
                             -----------  ----------   ----------   ----------   -----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................    (477,621)  1,746,861    (215,671)    2,157,668     3,499,033   5,152,089  (2,438,859)  3,512,941
Net assets at beginning
 of year....................  16,710,860  14,963,999   9,552,623     7,394,955    68,483,742  63,331,653  26,119,166  22,606,225
                             -----------  ----------   ----------   ----------   -----------  ----------  ----------  ----------
Net assets at end of year... $16,233,239  16,710,860   9,336,952     9,552,623    71,982,775  68,483,742  23,680,307  26,119,166
                             ===========  ==========   ==========   ==========   ===========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     316,261     374,882     316,413       209,697       829,529     201,197     614,188   1,191,902
 Units redeemed.............    (574,970)   (576,588)   (570,186)     (315,500)   (1,390,461)   (867,776) (1,697,142) (1,488,292)
                             -----------  ----------   ----------   ----------   -----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (258,709)   (201,706)   (253,773)     (105,803)     (560,932)   (666,579) (1,082,954)   (296,390)
                             ===========  ==========   ==========   ==========   ===========  ==========  ==========  ==========

                             -----------------------
                              VIP INVESTMENT GRADE
                                BOND PORTFOLIO --
                                 SERVICE CLASS 2
                             ----------------------

                             -----------------------
                                2010        2009
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    376,899     705,928
 Net realized gain
   (loss) on investments....    761,025      39,168
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   (347,158)    519,959
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    790,766   1,265,055
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    672,314   2,112,414
 Death benefits.............    (34,246)         --
 Surrenders................. (1,280,222) (1,010,379)
 Administrative expenses....    (69,344)    (48,624)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (201,994)  4,982,526
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (913,492)  6,035,937
                             ----------  ----------
Increase (decrease) in
 net assets.................   (122,726)  7,300,992
Net assets at beginning
 of year.................... 13,610,438   6,309,446
                             ----------  ----------
Net assets at end of year... 13,487,712  13,610,438
                             ==========  ==========
Change in units (note 5):
 Units purchased............  1,546,323   1,366,814
 Units redeemed............. (1,626,030)   (776,522)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (79,707)    590,292
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                                             FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             -----------------------------------------------------------------------------------------
                               VIP MID CAP                                                        VIP VALUE STRATEGIES
                               PORTFOLIO --   VIP MID CAP PORTFOLIO --  VIP OVERSEAS PORTFOLIO --     PORTFOLIO --
                              INITIAL CLASS        SERVICE CLASS 2           INITIAL CLASS           SERVICE CLASS 2
                             ---------------  ------------------------  ------------------------  --------------------
                                                                          YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------
                               2010    2009       2010         2009        2010         2009         2010       2009
                             -------  ------  -----------  -----------  ----------   ----------   ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (16)    124   (1,402,142)    (681,118)     55,045      316,824     (68,003)   (35,681)
 Net realized gain
   (loss) on investments....      38    (110)     998,136  (12,690,950) (1,583,920)  (4,127,565)   (106,596)  (799,023)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   8,523   8,724   31,223,988   49,856,211   4,775,072   10,235,796     907,809  2,050,049
 Capital gain
   distribution.............      --      --           --           --          --           --          --         --
                             -------  ------  -----------  -----------  ----------   ----------   ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   8,545   8,738   30,819,982   36,484,143   3,246,197    6,425,055     733,210  1,215,345
                             -------  ------  -----------  -----------  ----------   ----------   ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............     240     240    1,141,891    1,811,376      83,735       12,061      53,372    109,028
 Death benefits.............      --      --   (1,016,948)    (903,861)   (105,980)    (313,405)     10,427     (8,884)
 Surrenders.................    (248)   (600) (16,165,835) (12,384,372) (3,207,384)  (3,336,621)   (480,577)  (159,721)
 Administrative expenses....      --      --     (307,586)    (282,985)    (42,705)     (49,654)    (16,154)    (7,635)
 Capital contribution
   (withdrawal).............      --      --           --           --          --           --          --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............     (33)    (72)     939,078   (6,294,828) (1,323,711)  (2,025,525)    195,224    680,034
                             -------  ------  -----------  -----------  ----------   ----------   ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...     (41)   (432) (15,409,400) (18,054,670) (4,596,045)  (5,713,144)   (237,708)   612,822
                             -------  ------  -----------  -----------  ----------   ----------   ---------  ---------
Increase (decrease) in
 net assets.................   8,504   8,306   15,410,582   18,429,473  (1,349,848)     711,911     495,502  1,828,167
Net assets at beginning
 of year....................  30,679  22,373  126,986,011  108,556,538  33,423,931   32,712,020   4,067,210  2,239,043
                             -------  ------  -----------  -----------  ----------   ----------   ---------  ---------
Net assets at end of year... $39,183  30,679  142,396,593  126,986,011  32,074,083   33,423,931   4,562,712  4,067,210
                             =======  ======  ===========  ===========  ==========   ==========   =========  =========
Change in units (note 5):
 Units purchased............      11      14    1,834,589    1,445,406     480,535      215,310     656,524    510,155
 Units redeemed.............     (13)    (35)  (2,655,365)  (2,607,256)   (739,364)    (584,687)   (696,142)  (450,519)
                             -------  ------  -----------  -----------  ----------   ----------   ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      (2)    (21)    (820,776)  (1,161,850)   (258,829)    (369,377)    (39,618)    59,636
                             =======  ======  ===========  ===========  ==========   ==========   =========  =========

                                FRANKLIN TEMPLETON
                                VARIABLE INSURANCE
                                  PRODUCTS TRUST
                             ------------------------
                                  FRANKLIN INCOME
                                SECURITIES FUND --
                                  CLASS 2 SHARES
                             ------------------------

                             -------------------------
                                 2010         2009
                             -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  31,480,015   39,218,165
 Net realized gain
   (loss) on investments.... (10,071,022) (40,530,648)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  45,472,982  183,573,163
 Capital gain
   distribution.............          --           --
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  66,881,975  182,260,680
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............   3,449,348    4,630,551
 Death benefits.............    (710,590)    (619,596)
 Surrenders................. (48,589,437) (39,210,491)
 Administrative expenses....  (1,584,895)  (1,562,620)
 Capital contribution
   (withdrawal).............          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (37,564,196) (62,017,484)
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (84,999,770) (98,779,640)
                             -----------  -----------
Increase (decrease) in
 net assets................. (18,117,795)  83,481,040
Net assets at beginning
 of year.................... 697,291,944  613,810,904
                             -----------  -----------
Net assets at end of year... 679,174,149  697,291,944
                             ===========  ===========
Change in units (note 5):
 Units purchased............  39,942,472   51,628,122
 Units redeemed............. (47,837,935) (63,009,798)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (7,895,463) (11,381,676)
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                       FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                             ----------------------------------------------------------------------------------------------
                               FRANKLIN LARGE     FRANKLIN TEMPLETON VIP
                                 CAP GROWTH           FOUNDING FUNDS            MUTUAL SHARES          TEMPLETON FOREIGN
                             SECURITIES FUND --     ALLOCATION FUND --        SECURITIES FUND --      SECURITIES FUND --
                               CLASS 2 SHARES         CLASS 2 SHARES            CLASS 2 SHARES          CLASS 1 SHARES
                             ------------------  ------------------------  -----------------------  ----------------------
                                                                            YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------
                               2010      2009        2010         2009         2010        2009        2010        2009
                             --------  --------  -----------  -----------  -----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (2,694)     (958)     159,202      662,313     (211,917)    188,467      73,041     215,181
 Net realized gain
   (loss) on investments....  (12,029)  (28,834)  (1,665,118) (10,103,364)   5,055,131    (316,358)   (450,094) (1,395,678)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   51,089   120,207   10,748,496   39,580,683      430,299  16,961,715   1,185,449   3,688,400
 Capital gain
   distribution.............       --        --        9,370           --           --          --          --     401,597
                             --------  --------  -----------  -----------  -----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   36,366    90,415    9,251,950   30,139,632    5,273,513  16,833,824     808,396   2,909,500
                             --------  --------  -----------  -----------  -----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............       --        --      774,225    1,365,361    2,243,103   9,646,791      11,926     107,094
 Death benefits.............       --        --     (303,036)    (256,798)     (96,708)    (87,433)   (141,247)      5,964
 Surrenders.................  (22,149)  (25,574)  (7,281,526)  (4,824,405)  (4,426,589) (3,651,815) (1,331,450) (1,184,256)
 Administrative expenses....   (1,140)   (1,003)    (583,025)    (625,005)    (334,633)   (318,605)    (20,309)    (19,024)
 Capital contribution
   (withdrawal).............       --        --           --           --           --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (21,861)  (79,833)  (7,902,872) (17,154,595) (21,865,627)  1,408,958   1,405,937     729,924
                             --------  --------  -----------  -----------  -----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (45,150) (106,410) (15,296,234) (21,495,442) (24,480,454)  6,997,896     (75,143)   (360,298)
                             --------  --------  -----------  -----------  -----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................   (8,784)  (15,995)  (6,044,284)   8,644,190  (19,206,941) 23,831,720     733,253   2,549,202
Net assets at beginning
 of year....................  404,912   420,907  128,206,008  119,561,818   86,585,400  62,753,680  11,846,824   9,297,622
                             --------  --------  -----------  -----------  -----------  ----------  ----------  ----------
Net assets at end of year... $396,128   404,912  122,161,724  128,206,008   67,378,459  86,585,400  12,580,077  11,846,824
                             ========  ========  ===========  ===========  ===========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............    1,688   248,745   12,066,746   16,534,003    7,602,084   9,805,010     358,675     266,810
 Units redeemed.............   (5,434) (261,996) (13,990,294) (19,623,824) (10,511,598) (8,582,574)   (367,256)   (327,683)
                             --------  --------  -----------  -----------  -----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (3,746)  (13,251)  (1,923,548)  (3,089,821)  (2,909,514)  1,222,436      (8,581)    (60,873)
                             ========  ========  ===========  ===========  ===========  ==========  ==========  ==========

                             ----------------------

                               TEMPLETON FOREIGN
                               SECURITIES FUND --
                                 CLASS 2 SHARES
                             ---------------------

                             ----------------------
                                2010       2009
                             ---------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     1,204      38,011
 Net realized gain
   (loss) on investments....  (236,453)    (86,142)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   274,513     598,358
 Capital gain
   distribution.............        --      93,750
                             ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............    39,264     643,977
                             ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............        --          --
 Death benefits.............        --      (2,833)
 Surrenders.................   (92,662)   (110,130)
 Administrative expenses....    (2,778)     (2,993)
 Capital contribution
   (withdrawal).............        --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (767,291)   (257,697)
                             ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (862,731)   (373,653)
                             ---------  ----------
Increase (decrease) in
 net assets.................  (823,467)    270,324
Net assets at beginning
 of year.................... 2,339,501   2,069,177
                             ---------  ----------
Net assets at end of year... 1,516,034   2,339,501
                             =========  ==========
Change in units (note 5):
 Units purchased............   284,677   1,596,939
 Units redeemed.............  (367,187) (1,635,292)
                             ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (82,510)    (38,353)
                             =========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                              FRANKLIN TEMPLETON VARIABLE
                                                                         INSURANCE PRODUCTS TRUST (CONTINUED)
                                                         --------------------------------------------------------------------
                                                           TEMPLETON GLOBAL       TEMPLETON GLOBAL
                                                           ASSET ALLOCATION        BOND SECURITIES        TEMPLETON GROWTH
                                                                FUND --                FUND --           SECURITIES FUND --
                                                            CLASS 2 SHARES         CLASS 1 SHARES          CLASS 2 SHARES
                                                         --------------------  ----------------------  ----------------------
                                                         PERIOD FROM
                                                         JANUARY 1 TO                             YEAR ENDED DECEMBER 31,
                                                          APRIL 30,   --------------------------------------------------------
                                                             2010       2009      2010        2009        2010        2009
                                                         ------------ -------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)........................   $  2,209     7,309      30,717   1,083,086     (36,495)    195,413
 Net realized gain (loss) on investments................    (73,071)  (38,880)    273,906     122,256    (782,696) (1,748,049)
 Change in unrealized appreciation (depreciation) on
   investments..........................................     65,767    45,954   1,091,893     166,579   1,528,001   4,975,952
 Capital gain distribution..............................      4,009     1,406      29,908          --          --          --
                                                           --------   -------  ----------  ----------  ----------  ----------
    Increase (decrease) in net assets from operations...     (1,086)   15,789   1,426,424   1,371,921     708,810   3,423,316
                                                           --------   -------  ----------  ----------  ----------  ----------
From capital transactions (note 4):
 Net premiums...........................................         --        --       4,539      21,734     220,488   1,331,753
 Death benefits.........................................         --        --    (181,328)    (95,789)    (33,925)    (24,433)
 Surrenders.............................................       (173)  (13,498) (1,220,111)   (601,624) (1,111,010)   (506,534)
 Administrative expenses................................        (27)     (307)    (17,888)    (16,018)    (46,724)    (35,909)
 Capital contribution (withdrawal)......................         --        --          --          --          --          --
 Transfers between subaccounts (including fixed
   account), net........................................    (96,505)  (25,225)  2,074,873   1,524,104    (490,925) (1,164,296)
                                                           --------   -------  ----------  ----------  ----------  ----------
    Increase (decrease) in net assets from capital
     transactions.......................................    (96,705)  (39,030)    660,085     832,407  (1,462,096)   (399,419)
                                                           --------   -------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets.......................    (97,791)  (23,241)  2,086,509   2,204,328    (753,286)  3,023,897
Net assets at beginning of year.........................     97,791   121,032  10,489,545   8,285,217  14,636,139  11,612,242
                                                           --------   -------  ----------  ----------  ----------  ----------
Net assets at end of year...............................   $     --    97,791  12,576,054  10,489,545  13,882,853  14,636,139
                                                           ========   =======  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased........................................      2,920         3     193,230     206,931     724,556   1,172,610
 Units redeemed.........................................     (8,725)   (2,823)   (150,577)   (154,621)   (906,615) (1,189,075)
                                                           --------   -------  ----------  ----------  ----------  ----------
 Net increase (decrease) in units from capital
   transactions with contract owners....................     (5,805)   (2,820)     42,653      52,310    (182,059)    (16,465)
                                                           ========   =======  ==========  ==========  ==========  ==========

                                                                    GE INVESTMENTS FUNDS, INC.
                                                         -----------------------------------------------

                                                               CORE VALUE
                                                             EQUITY FUND --           INCOME FUND --
                                                             CLASS 1 SHARES           CLASS 1 SHARES
                                                         ----------------------  -----------------------


                                                         ----------------------- ------------------------
                                                            2010        2009        2010         2009
                                                         ----------  ----------  ----------  -----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)........................    (39,740)    (67,693)    826,309    1,391,599
 Net realized gain (loss) on investments................   (559,644) (1,580,892) (1,085,747)  (2,740,913)
 Change in unrealized appreciation (depreciation) on
   investments..........................................  2,150,528   5,364,788   3,332,085    4,600,960
 Capital gain distribution..............................         --          --          --           --
                                                         ----------  ----------  ----------  -----------
    Increase (decrease) in net assets from operations...  1,551,144   3,716,203   3,072,647    3,251,646
                                                         ----------  ----------  ----------  -----------
From capital transactions (note 4):
 Net premiums...........................................    154,866     183,681     128,166       77,891
 Death benefits.........................................   (132,205)   (185,993)   (356,177)    (384,767)
 Surrenders............................................. (2,353,781) (2,067,339) (7,477,189)  (8,911,492)
 Administrative expenses................................    (46,992)    (46,851)   (111,444)    (123,413)
 Capital contribution (withdrawal)......................         --          --          --           --
 Transfers between subaccounts (including fixed
   account), net........................................ (1,058,003)   (627,788)    329,305   (2,802,073)
                                                         ----------  ----------  ----------  -----------
    Increase (decrease) in net assets from capital
     transactions....................................... (3,436,115) (2,744,290) (7,487,339) (12,143,854)
                                                         ----------  ----------  ----------  -----------
Increase (decrease) in net assets....................... (1,884,971)    971,913  (4,414,692)  (8,892,208)
Net assets at beginning of year......................... 19,331,983  18,360,070  53,852,672   62,744,880
                                                         ----------  ----------  ----------  -----------
Net assets at end of year............................... 17,447,012  19,331,983  49,437,980   53,852,672
                                                         ==========  ==========  ==========  ===========
Change in units (note 5):
 Units purchased........................................    103,572     132,528   1,401,642      571,859
 Units redeemed.........................................   (430,978)   (444,736) (1,979,340)  (1,577,752)
                                                         ----------  ----------  ----------  -----------
 Net increase (decrease) in units from capital
   transactions with contract owners....................   (327,406)   (312,208)   (577,698)  (1,005,893)
                                                         ==========  ==========  ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                             ------------------------
                                  INTERNATIONAL
                                  EQUITY FUND --
                                  CLASS 1 SHARES
                             -----------------------

                             ------------------------
                                 2010        2009
                             -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (104,724)     38,999
 Net realized gain
   (loss) on investments....  (5,954,905) (6,290,359)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   6,336,018   9,811,898
 Capital gain
   distribution.............          --          --
                             -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     276,389   3,560,538
                             -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      14,986      86,209
 Death benefits.............    (170,648)   (200,444)
 Surrenders.................  (1,982,482) (1,990,122)
 Administrative expenses....     (21,689)    (26,153)
 Capital contribution
   (withdrawal).............          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,056,930) (1,084,845)
                             -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (3,216,763) (3,215,355)
                             -----------  ----------
Increase (decrease) in
 net assets.................  (2,940,374)    345,183
Net assets at beginning
 of year....................  16,529,767  16,184,584
                             -----------  ----------
Net assets at end of year... $13,589,393  16,529,767
                             ===========  ==========
Change in units (note 5):
 Units purchased............     375,935     129,144
 Units redeemed.............    (627,121)   (421,427)
                             -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (251,186)   (292,283)
                             ===========  ==========

                                                 GE INVESTMENTS FUNDS, INC. (CONTINUED)
                             ------------------------------------------------------------------------------------------------------
                                      MID-CAP
                                  EQUITY FUND --                                    PREMIER GROWTH EQUITY
                                  CLASS 1 SHARES            MONEY MARKET FUND      FUND -- CLASS 1 SHARES
                             ------------------------  --------------------------  ----------------------
                                                         YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------------------
                                 2010         2009         2010          2009         2010        2009
                             -----------  -----------  ------------  ------------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (963,789)    (970,572)   (3,848,708)   (4,564,869)   (522,832)   (476,243)
 Net realized gain
   (loss) on investments....  (1,322,068)  (9,317,413)           --            --    (569,284) (3,398,096)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  20,282,084   35,340,909            --             2   4,807,011  16,220,171
 Capital gain
   distribution.............          --           --            --            --          --          --
                             -----------  -----------  ------------  ------------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  17,996,227   25,052,924    (3,848,708)   (4,564,867)  3,714,895  12,345,832
                             -----------  -----------  ------------  ------------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     227,971      346,731    16,864,404    46,792,682     249,518     175,904
 Death benefits.............    (514,481)    (696,703) (105,237,687)  (78,747,064)   (227,011)   (484,410)
 Surrenders................. (10,289,809) (10,382,382)  (92,908,865) (151,454,880) (5,040,449) (5,027,066)
 Administrative expenses....    (175,197)    (171,461)     (612,038)   (1,002,030)    (95,064)    (99,304)
 Capital contribution
   (withdrawal).............          --           --            --            --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,716,803)  (4,800,270)  122,443,482   (35,792,053) (1,587,559) (2,444,074)
                             -----------  -----------  ------------  ------------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (13,468,319) (15,704,085)  (59,450,704) (220,203,345) (6,700,565) (7,878,950)
                             -----------  -----------  ------------  ------------  ----------  ----------
Increase (decrease) in
 net assets.................   4,527,908    9,348,839   (63,299,412) (224,768,212) (2,985,670)  4,466,882
Net assets at beginning
 of year....................  83,438,848   74,090,009   266,668,793   491,437,005  43,184,624  38,717,742
                             -----------  -----------  ------------  ------------  ----------  ----------
Net assets at end of year...  87,966,756   83,438,848   203,369,381   266,668,793  40,198,954  43,184,624
                             ===========  ===========  ============  ============  ==========  ==========
Change in units (note 5):
 Units purchased............   1,463,020      630,566    44,358,316    40,383,430     491,793     302,935
 Units redeemed.............  (2,210,243)  (1,781,366)  (49,427,509)  (59,174,217) (1,182,053) (1,322,409)
                             -----------  -----------  ------------  ------------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (747,223)  (1,150,800)   (5,069,193)  (18,790,787)   (690,260) (1,019,474)
                             ===========  ===========  ============  ============  ==========  ==========

                             ------------------------

                              REAL ESTATE SECURITIES
                              FUND -- CLASS 1 SHARES
                             -----------------------

                             ------------------------
                                2010         2009
                             ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    129,394    1,780,081
 Net realized gain
   (loss) on investments.... (3,400,420) (15,053,128)
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............. 16,698,681   29,567,679
 Capital gain
   distribution.............         --           --
                             ----------  -----------
    Increase (decrease)
     in net assets from
     operations............. 13,427,655   16,294,632
                             ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............    637,414    2,331,963
 Death benefits.............   (215,014)    (339,432)
 Surrenders................. (6,816,964)  (4,866,995)
 Administrative expenses....   (152,933)    (148,928)
 Capital contribution
   (withdrawal).............         --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (1,181,362)  (5,073,749)
                             ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (7,728,859)  (8,097,141)
                             ----------  -----------
Increase (decrease) in
 net assets.................  5,698,796    8,197,491
Net assets at beginning
 of year.................... 60,909,506   52,712,015
                             ----------  -----------
Net assets at end of year... 66,608,302   60,909,506
                             ==========  ===========
Change in units (note 5):
 Units purchased............  3,640,874    3,248,305
 Units redeemed............. (4,226,542)  (3,555,671)
                             ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (585,668)    (307,366)
                             ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                               ----------------------------------------------------
                                                          SMALL-CAP EQUITY FUND --
                                 S&P 500(R) INDEX FUND        CLASS 1 SHARES
                               -------------------------  ----------------------

                               ----------------------------------------------------
                                   2010          2009        2010         2009
                               ------------  -----------  ----------   ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   $    465,235    1,084,797    (635,317)    (688,297)
 Net realized gain
   (loss) on investments....     (1,906,958) (14,018,910) (2,350,235)  (8,903,578)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     23,136,118   50,841,737  13,457,705   21,062,917
 Capital gain
   distribution.............             --           --          --           --
                               ------------  -----------  ----------   ----------
    Increase (decrease)
     in net assets from
     operations.............     21,694,395   37,907,624  10,472,153   11,471,042
                               ------------  -----------  ----------   ----------
From capital
 transactions (note 4):
 Net premiums...............        456,451      548,936     201,888      597,075
 Death benefits.............     (1,264,033)  (1,521,053)   (336,926)    (318,943)
 Surrenders.................    (20,534,067) (19,333,406) (5,586,372)  (5,185,214)
 Administrative expenses....       (369,622)    (391,182)   (108,592)    (103,333)
 Capital contribution
   (withdrawal).............             --           --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............     (7,590,677)  (7,033,601) (3,782,115)  (3,231,456)
                               ------------  -----------  ----------   ----------
    Increase (decrease)
     in net assets from
     capital transactions...    (29,301,948) (27,730,306) (9,612,117)  (8,241,871)
                               ------------  -----------  ----------   ----------
Increase (decrease) in
 net assets.................     (7,607,553)  10,177,318     860,036    3,229,171
Net assets at beginning
 of year....................    188,908,355  178,731,037  48,753,779   45,524,608
                               ------------  -----------  ----------   ----------
Net assets at end of year...   $181,300,802  188,908,355  49,613,815   48,753,779
                               ============  ===========  ==========   ==========
Change in units (note 5):
 Units purchased............      2,299,251    2,126,211     562,476      683,964
 Units redeemed.............     (4,803,537)  (5,153,353) (1,244,834)  (1,396,450)
                               ------------  -----------  ----------   ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (2,504,286)  (3,027,142)   (682,358)    (712,486)
                               ============  ===========  ==========   ==========

                             GE INVESTMENTS FUNDS, INC. (CONTINUED)
                             -----------------------------------------------------------------------------------
                                 TOTAL RETURN FUND --          TOTAL RETURN FUND --        U.S. EQUITY FUND --
                                    CLASS 1 SHARES                CLASS 3 SHARES             CLASS 1 SHARES
                             ----------------------------  ----------------------------  ----------------------
                             YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------
                                  2010           2009           2010           2009         2010        2009
                             -------------  -------------  -------------  -------------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (3,382,200)    (1,186,527)    (9,013,139)    (5,376,965)   (193,682)   (129,947)
 Net realized gain
   (loss) on investments....    (7,782,637)   (37,703,331)   (12,300,927)   (39,977,201) (1,021,636) (3,023,919)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    93,796,288    214,860,526    100,962,763    222,534,780   3,908,074  11,919,287
 Capital gain
   distribution.............            --             --             --             --          --          --
                             -------------  -------------  -------------  -------------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    82,631,451    175,970,668     79,648,697    177,180,614   2,692,756   8,765,421
                             -------------  -------------  -------------  -------------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    25,424,381     26,858,186     25,180,276     75,905,569     252,098     571,829
 Death benefits.............      (963,939)    (1,834,270)    (1,227,091)      (996,046)   (174,111)   (336,790)
 Surrenders.................  (108,790,609)   (90,489,455)   (60,669,303)   (51,258,063) (4,135,090) (4,196,577)
 Administrative expenses....      (815,242)      (845,480)    (3,616,343)    (3,223,219)    (77,342)    (79,192)
 Capital contribution
   (withdrawal).............            --             --             --             --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    23,794,091     33,789,169    (32,694,884)       257,896  (2,042,935) (1,310,829)
                             -------------  -------------  -------------  -------------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (61,351,318)   (32,521,850)   (73,027,345)    20,686,137  (6,177,380) (5,351,559)
                             -------------  -------------  -------------  -------------  ----------  ----------
Increase (decrease) in
 net assets.................    21,280,133    143,448,818      6,621,352    197,866,751  (3,484,624)  3,413,862
Net assets at beginning
 of year.................... 1,106,739,079    963,290,261  1,160,077,692    962,210,941  36,983,095  33,569,233
                             -------------  -------------  -------------  -------------  ----------  ----------
Net assets at end of year... 1,128,019,212  1,106,739,079  1,166,699,044  1,160,077,692  33,498,471  36,983,095
                             =============  =============  =============  =============  ==========  ==========
Change in units (note 5):
 Units purchased............    10,243,162     17,242,243     57,079,987     81,456,038     415,636     366,530
 Units redeemed.............   (15,539,650)   (20,321,461)   (65,011,936)   (78,381,599) (1,003,335)   (991,981)
                             -------------  -------------  -------------  -------------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (5,296,488)    (3,079,218)    (7,931,949)     3,074,439    (587,699)   (625,451)
                             =============  =============  =============  =============  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                               GENWORTH VARIABLE INSURANCE TRUST
                             ------------------------------------------------------------------------------------
                                                                                   GENWORTH
                                                                                    EATON             GENWORTH
                                    GENWORTH               GENWORTH                 VANCE             ENHANCED
                                     CALAMOS               DAVIS NY               LARGE CAP         INTERNATIONAL
                                     GROWTH                 VENTURE                 VALUE               INDEX
                                     FUND --                FUND --                FUND --             FUND --
                                     SERVICE                SERVICE                SERVICE             SERVICE
                                     SHARES                 SHARES                  SHARES             SHARES
                             ----------------------  --------------------  -----------------------  -------------
                                                                                                     PERIOD FROM
                                                                                                     APRIL 30 TO
                                                                                                      DECEMBER
                                                    YEAR ENDED DECEMBER 31,                           31, 2010
                             ---------------------------------------------------------------------  -------------
                                 2010        2009       2010       2009        2010        2009         2010
                             -----------  ---------  ---------  ---------  -----------  ----------  -------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (373,832)   (24,971)   (73,079)   (28,735)    (466,048)   (228,526)     171,466
 Net realized gain
   (loss) on investments....   1,481,107    162,271    239,346     95,044    5,715,420   1,505,812   (2,974,135)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   4,075,592  2,193,139    647,544  1,559,352   (4,707,729)  8,749,930   (1,527,316)
 Capital gain
   distribution.............      22,127         --         --         --    1,849,173          --           --
                             -----------  ---------  ---------  ---------  -----------  ----------   ----------
    Increase (decrease)
     in net assets from
     operations.............   5,204,994  2,330,439    813,811  1,625,661    2,390,816  10,027,216   (4,329,985)
                             -----------  ---------  ---------  ---------  -----------  ----------   ----------
From capital
 transactions (note 4):
 Net premiums...............   1,124,691    697,717    428,559  3,024,708    1,857,061   8,681,947      230,781
 Death benefits.............     (11,597)        --         --         --      (43,737)    (44,272)      (2,375)
 Surrenders.................  (1,561,799)   (78,855)  (118,829)  (257,648)  (2,612,305) (2,756,496)    (777,704)
 Administrative expenses....    (152,003)    (8,326)   (38,272)   (17,423)    (254,609)   (285,610)     (66,237)
 Capital contribution
   (withdrawal).............  (5,000,000)        --      1,243      6,011   (3,039,935)     29,852    6,539,550
 Transfers between
   subaccounts
   (including fixed
   account), net............  15,638,653  1,035,269     24,444      7,224  (23,218,507)  4,864,416    8,096,040
                             -----------  ---------  ---------  ---------  -----------  ----------   ----------
    Increase (decrease)
     in net assets from
     capital transactions...  10,037,945  1,645,805    297,145  2,762,872  (27,312,032) 10,489,837   14,020,055
                             -----------  ---------  ---------  ---------  -----------  ----------   ----------
Increase (decrease) in
 net assets.................  15,242,939  3,976,244  1,110,956  4,388,533  (24,921,216) 20,517,053    9,690,070
Net assets at beginning
 of year....................   7,549,655  3,573,411  7,530,196  3,141,663   70,504,577  49,987,524           --
                             -----------  ---------  ---------  ---------  -----------  ----------   ----------
Net assets at end of year... $22,792,594  7,549,655  8,641,152  7,530,196   45,583,361  70,504,577    9,690,070
                             ===========  =========  =========  =========  ===========  ==========   ==========
Change in units (note 5):
 Units purchased............   7,758,672    434,649    198,263    610,763    7,047,430   9,341,135    6,789,249
 Units redeemed.............  (6,088,388)  (205,238)  (164,151)  (229,955)  (9,972,829) (7,791,895)  (6,331,032)
                             -----------  ---------  ---------  ---------  -----------  ----------   ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   1,670,284    229,411     34,112    380,808   (2,925,399)  1,549,240      458,217
                             ===========  =========  =========  =========  ===========  ==========   ==========

                             -------------------------------------------------
                                     GENWORTH                 GENWORTH
                                     GOLDMAN                 LEGG MASON
                                  SACHS ENHANCED            CLEARBRIDGE
                                    CORE BOND                AGGRESSIVE
                                      INDEX                    GROWTH
                                     FUND --                  FUND --
                                     SERVICE                  SERVICE
                                      SHARES                   SHARES
                             -----------------------  -----------------------



                                          YEAR ENDED DECEMBER 31,
                             ------------------------------------------------
                                 2010        2009         2010        2009
                             -----------  ----------  -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   5,976,004   2,566,667      174,512  (1,188,379)
 Net realized gain
   (loss) on investments....   2,801,022   1,585,584   17,221,365   5,160,232
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  (6,957,399)   (542,600) (17,654,324) 16,671,148
 Capital gain
   distribution.............   1,956,494      36,883    8,406,690          --
                             -----------  ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   3,776,121   3,646,534    8,148,243  20,643,001
                             -----------  ----------  -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............   4,024,668   9,798,940    1,769,403  10,019,083
 Death benefits.............     (94,080)    (49,845)     (49,090)    (54,615)
 Surrenders.................  (8,150,251) (3,170,391)  (2,674,297) (3,313,010)
 Administrative expenses....    (759,900)   (300,466)    (251,921)   (339,167)
 Capital contribution
   (withdrawal).............          --    (100,718)  (2,947,823)    (53,369)
 Transfers between
   subaccounts
   (including fixed
   account), net............  81,955,691  12,956,216  (43,930,827) (2,334,400)
                             -----------  ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  76,976,128  19,133,736  (48,084,555)  3,924,522
                             -----------  ----------  -----------  ----------
Increase (decrease) in
 net assets.................  80,752,249  22,780,270  (39,936,312) 24,567,523
Net assets at beginning
 of year....................  69,951,614  47,171,344   84,194,598  59,627,075
                             -----------  ----------  -----------  ----------
Net assets at end of year... 150,703,863  69,951,614   44,258,286  84,194,598
                             ===========  ==========  ===========  ==========
Change in units (note 5):
 Units purchased............  19,551,996   7,201,556    6,705,013   9,911,527
 Units redeemed............. (12,822,938) (5,451,709) (11,294,775) (9,298,438)
                             -----------  ----------  -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   6,729,058   1,749,847   (4,589,762)    613,089
                             ===========  ==========  ===========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                         GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                             ----------------------------------------------------------------------------
                                                                                        GENWORTH
                                                               GENWORTH                  PUTNAM
                                      GENWORTH                PYRAMIS(R)              INTERNATIONAL
                                       PIMCO                   SMALL/MID                 CAPITAL
                                     STOCKSPLUS                CAP CORE               OPPORTUNITIES
                                  FUND -- SERVICE           FUND -- SERVICE          FUND -- SERVICE
                                       SHARES                   SHARES                   SHARES
                             -------------------------  ----------------------  ------------------------
                                                                                PERIOD FROM   YEAR ENDED
                                          YEAR ENDED DECEMBER 31,               JANUARY 1 TO DECEMBER 31,
                             -------------------------------------------------   APRIL 30,   ------------
                                 2010          2009        2010        2009         2010         2009
                             ------------  -----------  ----------  ----------  ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ 10,598,424    7,967,170     396,448    (190,039)   1,853,664    3,283,864
 Net realized gain
   (loss) on investments....    7,601,261    4,912,044   4,437,936   1,203,064   (2,019,368)   3,570,656
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   (3,522,031)  17,319,655   3,423,484   6,049,745   (5,710,054)   5,760,167
 Capital gain
   distribution.............   11,035,328    5,850,972   1,490,219          --    8,055,053        9,432
                             ------------  -----------  ----------  ----------  -----------   ----------
    Increase (decrease)
     in net assets from
     operations.............   25,712,982   36,049,841   9,748,087   7,062,770    2,179,295   12,624,119
                             ------------  -----------  ----------  ----------  -----------   ----------
From capital
 transactions (note 4):
 Net premiums...............    5,385,031   13,878,432   1,361,027   3,137,960      551,276    3,920,409
 Death benefits.............     (120,679)     (74,533)    (30,310)    (17,794)     (10,850)     (19,726)
 Surrenders.................   (8,451,401)  (4,479,819) (2,230,314) (1,074,246)    (499,398)  (1,241,792)
 Administrative expenses....     (855,792)    (468,023)   (219,169)   (104,316)     (38,593)    (128,873)
 Capital contribution
   (withdrawal).............           --   (5,293,419) (3,028,770)     18,201   (1,704,148)  (1,707,841)
 Transfers between
   subaccounts
   (including fixed
   account), net............   43,179,393  (11,450,858) 11,151,400    (897,836) (35,115,670)  (2,684,047)
                             ------------  -----------  ----------  ----------  -----------   ----------
    Increase (decrease)
     in net assets from
     capital transactions...   39,136,552   (7,888,220)  7,003,864   1,061,969  (36,817,383)  (1,861,870)
                             ------------  -----------  ----------  ----------  -----------   ----------
Increase (decrease) in
 net assets.................   64,849,534   28,161,621  16,751,951   8,124,739  (34,638,088)  10,762,249
Net assets at beginning
 of year....................  108,536,706   80,375,085  28,417,383  20,292,644   34,638,088   23,875,839
                             ------------  -----------  ----------  ----------  -----------   ----------
Net assets at end of year... $173,386,240  108,536,706  45,169,334  28,417,383           --   34,638,088
                             ============  ===========  ==========  ==========  ===========   ==========
Change in units (note 5):
 Units purchased............   21,250,976   13,029,727   7,076,983   3,950,072      695,342    3,683,572
 Units redeemed.............  (17,228,958) (13,144,747) (5,744,146) (3,713,254)  (3,676,547)  (3,689,973)
                             ------------  -----------  ----------  ----------  -----------   ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    4,022,018     (115,020)  1,332,837     236,818   (2,981,205)      (6,401)
                             ============  ===========  ==========  ==========  ===========   ==========

                                                      GOLDMAN SACHS VARIABLE
                                                          INSURANCE TRUST
                             ------------------------ ----------------------

                                     GENWORTH
                                    THORNBURG
                                  INTERNATIONAL            GOLDMAN SACHS
                                      VALUE               LARGE CAP VALUE
                                 FUND -- SERVICE       FUND -- INSTITUTIONAL
                                      SHARES                  SHARES
                             -----------------------  ----------------------
                             PERIOD FROM
                             JANUARY 1 TO       YEAR ENDED DECEMBER 31,
                              APRIL 30,   ----------------------------------
                                 2010        2009        2010        2009
                             ------------ ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   1,307,563    (401,371)    (90,275)     31,550
 Net realized gain
   (loss) on investments....    (773,490)  1,383,326  (1,434,822) (1,859,265)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  (6,107,044)  6,174,226   2,598,141   3,763,478
 Capital gain
   distribution.............   7,038,568          --          --          --
                             -----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   1,465,597   7,156,181   1,073,044   1,935,763
                             -----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     756,159   3,644,422      27,067       9,716
 Death benefits.............     (12,300)    (17,666)   (208,343)   (297,971)
 Surrenders.................    (660,894) (1,090,144) (1,969,292) (1,376,947)
 Administrative expenses....     (52,185)   (109,394)    (20,430)    (23,814)
 Capital contribution
   (withdrawal).............  (2,109,380) (2,236,818)         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (29,571,773)    963,309    (179,793)   (718,459)
                             -----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (31,650,373)  1,153,709  (2,350,791) (2,407,475)
                             -----------  ----------  ----------  ----------
Increase (decrease) in
 net assets................. (30,184,776)  8,309,890  (1,277,747)   (471,712)
Net assets at beginning
 of year....................  30,184,776  21,874,886  13,792,608  14,264,320
                             -----------  ----------  ----------  ----------
Net assets at end of year...          --  30,184,776  12,514,861  13,792,608
                             ===========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............   1,433,977   3,454,224     590,038     167,683
 Units redeemed.............  (4,227,495) (3,032,927)   (839,811)   (465,702)
                             -----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (2,793,518)    421,297    (249,773)   (298,019)
                             ===========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               GOLDMAN SACHS VARIABLE
                                  INSURANCE TRUST
                                    (CONTINUED)                                        JPMORGAN INSURANCE TRUST
                             -------------------------  -----------------------------------------------------------------
                                                              JPMORGAN
                                                           INSURANCE TRUST                                 JPMORGAN
                                                              BALANCED          JPMORGAN INSURANCE     INSURANCE TRUST
                               GOLDMAN SACHS MID CAP        PORTFOLIO --         TRUST CORE BOND         EQUITY INDEX
                                     VALUE FUND                CLASS 1         PORTFOLIO -- CLASS 1  PORTFOLIO -- CLASS 1
                             -------------------------  --------------------  ---------------------  -------------------
                                                        PERIOD FROM
                              YEAR ENDED DECEMBER 31,   JANUARY 1 TO                    YEAR ENDED DECEMBER 31,
                             -------------------------   APRIL 30,   ----------------------------------------------------
                                 2010          2009         2010       2009      2010       2009        2010      2009
                             ------------  -----------  ------------ -------  ---------  ----------  ---------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (543,306)     144,765        (649)    2,540    126,758      94,719      7,191     4,797
 Net realized gain
   (loss) on investments....   (3,787,760) (10,888,214)     27,044    (1,512)   116,568     (48,385)   102,862    19,395
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   17,911,823   27,523,149     (16,840)   28,764    113,120     182,257    206,047   140,896
 Capital gain
   distribution.............           --           --          --        --         --          --         --        --
                             ------------  -----------    --------   -------  ---------  ----------  ---------  --------
    Increase (decrease)
     in net assets from
     operations.............   13,580,757   16,779,700       9,555    29,792    356,446     228,591    316,100   165,088
                             ------------  -----------    --------   -------  ---------  ----------  ---------  --------
From capital
 transactions (note 4):
 Net premiums...............      108,069       60,274          --        --         --          --         --        --
 Death benefits.............     (366,655)    (596,197)         --        --         --      (2,710)        --    (1,206)
 Surrenders.................   (8,528,245)  (7,068,366)     (2,935)   (6,957)  (317,671)   (264,352)  (106,341)  (31,989)
 Administrative expenses....     (100,216)    (106,997)         --       (23)    (8,534)     (5,471)    (2,277)     (908)
 Capital contribution
   (withdrawal).............           --           --          --        --         --          --         --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (2,838,456)  (7,302,229)   (123,639)   39,130  1,782,846   2,139,069  1,299,863    31,782
    Increase (decrease)
     in net assets from
     capital transactions...  (11,725,503) (15,013,515)   (126,574)   32,150  1,456,641   1,866,536  1,191,245    (2,321)
                             ------------  -----------    --------   -------  ---------  ----------  ---------  --------
Increase (decrease) in
 net assets.................    1,855,254    1,766,185    (117,019)   61,942  1,813,087   2,095,127  1,507,345   162,767
                             ------------  -----------    --------   -------  ---------  ----------  ---------  --------
Net assets at beginning
 of year....................   67,222,900   65,456,715     117,019    55,077  3,852,710   1,757,583    770,115   607,348
                             ------------  -----------    --------   -------  ---------  ----------  ---------  --------
Net assets at end of year... $ 69,078,154   67,222,900          --   117,019  5,665,797   3,852,710  2,277,460   770,115
                             ============  ===========    ========   =======  =========  ==========  =========  ========
Change in units (note 5):
 Units purchased............      801,553      373,322       4,813     5,807    990,234   1,395,990    816,911   507,404
 Units redeemed.............   (1,413,962)  (1,384,201)    (16,228)     (982)  (866,973) (1,228,674)  (669,371) (505,552)
                             ------------  -----------    --------   -------  ---------  ----------  ---------  --------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (612,409)  (1,010,879)    (11,415)    4,825    123,261     167,316    147,540     1,852
                             ============  ===========    ========   =======  =========  ==========  =========  ========



                             ---------------------

                                   JPMORGAN
                                INSURANCE TRUST
                             INTERNATIONAL EQUITY
                             PORTFOLIO -- CLASS 1
                             --------------------
                                      PERIOD FROM
                                      APRIL 27 TO
                             -------- DECEMBER 31,
                               2010       2009
                             -------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  (1,728)       198
 Net realized gain
   (loss) on investments....   4,452      8,437
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   2,673     22,178
 Capital gain
   distribution.............      --         --
                             -------    -------
    Increase (decrease)
     in net assets from
     operations.............   5,397     30,813
                             -------    -------
From capital
 transactions (note 4):
 Net premiums...............      --         --
 Death benefits.............      --         --
 Surrenders.................  (4,959)    (1,829)
 Administrative expenses....    (457)      (373)
 Capital contribution
   (withdrawal).............      --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   5,891     74,757
    Increase (decrease)
     in net assets from
     capital transactions...     475     72,555
                             -------    -------
Increase (decrease) in
 net assets.................   5,872    103,368
                             -------    -------
Net assets at beginning
 of year.................... 103,368         --
                             -------    -------
Net assets at end of year... 109,240    103,368
                             =======    =======
Change in units (note 5):
 Units purchased............   2,088     21,947
 Units redeemed.............  (2,051)   (14,504)
                             -------    -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      37      7,443
                             =======    =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                 JPMORGAN INSURANCE TRUST (CONTINUED)
                             ----------------------------------------------------------------------------------
                                   JPMORGAN            JPMORGAN            JPMORGAN             JPMORGAN
                               INSURANCE TRUST      INSURANCE TRUST     INSURANCE TRUST      INSURANCE TRUST
                               INTREPID GROWTH     INTREPID MID CAP     MID CAP GROWTH        MID CAP VALUE
                                 PORTFOLIO --        PORTFOLIO --        PORTFOLIO --         PORTFOLIO --
                                   CLASS 1              CLASS 1             CLASS 1              CLASS 1
                             -------------------  ------------------  ------------------  --------------------
                                                                                                   PERIOD FROM
                                                    YEAR ENDED DECEMBER 31,                        APRIL 27 TO
                             --------------------------------------------------------------------  DECEMBER 31,
                                2010      2009      2010      2009      2010      2009      2010       2009
                             ---------  --------  --------  --------  --------  --------  -------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (5,793)   (9,093)   (3,105)   (1,108)   (9,808)   (6,100)    (801)    (1,638)
 Net realized gain
   (loss) on investments....     8,164    34,059    35,447     5,204    91,559    52,730   12,395      4,831
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    52,239   209,008    65,359    92,594    42,609    62,471   19,612     31,320
 Capital gain
   distribution.............        --        --        --        --        --        --       --         --
                             ---------  --------  --------  --------  --------  --------  -------    -------
    Increase (decrease)
     in net assets from
     operations.............    54,610   233,974    97,701    96,690   124,360   109,101   31,206     34,513
                             ---------  --------  --------  --------  --------  --------  -------    -------
From capital
 transactions (note 4):
 Net premiums...............        --        --        --        --        --        --       --         --
 Death benefits.............        --    (1,511)       --      (618)       --      (618)      --         --
 Surrenders.................   (43,145)  (39,085)  (29,404)  (15,900)  (29,407)  (20,377)  (6,531)    (7,617)
 Administrative expenses....      (705)     (800)     (487)     (291)     (483)     (285)    (546)      (432)
 Capital contribution
   (withdrawal).............        --        --        --        --        --        --       --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (344,568)  (63,148)  155,129   (30,119)  103,535   (41,216) (18,348)   123,638
                             ---------  --------  --------  --------  --------  --------  -------    -------
    Increase (decrease)
     in net assets from
     capital transactions...  (388,418) (104,544)  125,238   (46,928)   73,645   (62,496) (25,425)   115,589
                             ---------  --------  --------  --------  --------  --------  -------    -------
Increase (decrease) in
 net assets.................  (333,808)  129,430   222,939    49,762   198,005    46,605    5,781    150,102
Net assets at beginning
 of year....................   894,625   765,195   352,215   302,453   350,905   304,300  150,102         --
                             ---------  --------  --------  --------  --------  --------  -------    -------
Net assets at end of year... $ 560,817   894,625   575,154   352,215   548,910   350,905  155,883    150,102
                             =========  ========  ========  ========  ========  ========  =======    =======
Change in units (note 5):
 Units purchased............   250,228   655,460   208,228   337,052   190,106   194,557    1,550     33,874
 Units redeemed.............  (296,169) (668,428) (191,532) (343,137) (179,463) (203,117)  (3,235)   (22,208)
                             ---------  --------  --------  --------  --------  --------  -------    -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (45,941)  (12,968)   16,696    (6,085)   10,643    (8,560)  (1,685)    11,666
                             =========  ========  ========  ========  ========  ========  =======    =======

                             -------------------------
                                     JPMORGAN
                                  INSURANCE TRUST
                                  SMALL CAP CORE
                                   PORTFOLIO --
                                      CLASS 1
                             ------------------------
                              YEAR ENDED  PERIOD FROM
                             DECEMBER 31, APRIL 27 TO
                             ------------ DECEMBER 31,
                                 2010         2009
                             ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................      (317)        (131)
 Net realized gain
   (loss) on investments....       210          452
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     5,575        4,053
 Capital gain
   distribution.............        --           --
                                ------       ------
    Increase (decrease)
     in net assets from
     operations.............     5,468        4,374
                                ------       ------
From capital
 transactions (note 4):
 Net premiums...............        --           --
 Death benefits.............        --           --
 Surrenders.................      (468)        (223)
 Administrative expenses....       (33)         (27)
 Capital contribution
   (withdrawal).............        --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............     6,020       15,059
                                ------       ------
    Increase (decrease)
     in net assets from
     capital transactions...     5,519       14,809
                                ------       ------
Increase (decrease) in
 net assets.................    10,987       19,183
Net assets at beginning
 of year....................    19,183           --
                                ------       ------
Net assets at end of year...    30,170       19,183
                                ======       ======
Change in units (note 5):
 Units purchased............       415        3,832
 Units redeemed.............       (36)      (2,348)
                                ------       ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........       379        1,484
                                ======       ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              JPMORGAN INSURANCE
                               TRUST (CONTINUED)                                           JANUS ASPEN SERIES
                             --------------------  ---------------------------------------------------------------------------
                                   JPMORGAN
                                INSURANCE TRUST
                                  U.S. EQUITY
                                 PORTFOLIO --        BALANCED PORTFOLIO --     BALANCED PORTFOLIO --   ENTERPRISE PORTFOLIO --
                                    CLASS 1          INSTITUTIONAL SHARES         SERVICE SHARES        INSTITUTIONAL SHARES
                             --------------------  ------------------------  ------------------------  ----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------------------
                                2010       2009        2010         2009         2010         2009        2010        2009
                             ----------  --------  -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (19,555)    6,646    1,604,354    1,883,122    1,168,166    1,505,172    (773,039)   (709,786)
 Net realized gain
   (loss) on investments....    111,147    28,422    3,124,140     (457,150)   3,952,345     (289,138)  1,107,622  (2,545,664)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    201,445   193,212    3,122,582   20,452,127    4,439,909   25,774,390  11,984,529  21,089,401
 Capital gain
   distribution.............         --        --           --    4,710,788           --    5,507,814          --          --
                             ----------  --------  -----------  -----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    293,037   228,280    7,851,076   26,588,887    9,560,420   32,498,238  12,319,112  17,833,951
                             ----------  --------  -----------  -----------  -----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............         --        --      325,656      119,810    3,320,886   12,671,849     107,924      86,885
 Death benefits.............         --    (1,510)  (2,201,468)  (2,178,114)    (523,958)    (821,768)   (602,728)   (635,248)
 Surrenders.................   (109,234)  (44,417) (17,132,752) (15,167,831) (19,111,623) (16,555,109) (6,331,404) (4,162,947)
 Administrative expenses....     (1,845)     (763)    (196,118)    (220,295)    (496,247)    (409,271)    (99,039)   (101,278)
 Capital contribution
   (withdrawal).............         --        --           --           --           --           --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  1,136,275   (55,756)    (205,068)  (1,394,556)    (817,060)  10,627,528  (1,614,102) (1,235,005)
                             ----------  --------  -----------  -----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  1,025,196  (102,446) (19,409,750) (18,840,986) (17,628,002)   5,513,229  (8,539,349) (6,047,593)
                             ----------  --------  -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................  1,318,233   125,834  (11,558,674)   7,747,901   (8,067,582)  38,011,467   3,779,763  11,786,358
Net assets at beginning
 of year....................    883,219   757,385  130,542,302  122,794,401  167,934,001  129,922,534  57,175,093  45,388,735
                             ----------  --------  -----------  -----------  -----------  -----------  ----------  ----------
Net assets at end of year... $2,201,452   883,219  118,983,628  130,542,302  159,866,419  167,934,001  60,954,856  57,175,093
                             ==========  ========  ===========  ===========  ===========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............    697,615   549,251      735,771      509,721    5,660,200    9,360,146     370,760     222,929
 Units redeemed.............   (587,961) (560,278)  (1,568,416)  (1,442,514)  (6,957,791)  (8,435,026)   (841,693)   (628,867)
                             ----------  --------  -----------  -----------  -----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    109,654   (11,027)    (832,645)    (932,793)  (1,297,591)     925,120    (470,933)   (405,938)
                             ==========  ========  ===========  ===========  ===========  ===========  ==========  ==========


                             -----------------------



                             ENTERPRISE PORTFOLIO --
                                 SERVICE SHARES
                             ----------------------

                             -----------------------
                                2010        2009
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (102,800)    (88,777)
 Net realized gain
   (loss) on investments....    375,262    (234,034)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  1,140,057   2,355,353
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  1,412,519   2,032,542
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      8,026       7,314
 Death benefits.............    (81,079)   (121,721)
 Surrenders................. (1,067,319)   (686,992)
 Administrative expenses....     (8,282)     (8,079)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    244,154    (425,407)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (904,500) (1,234,885)
                             ----------  ----------
Increase (decrease) in
 net assets.................    508,019     797,657
Net assets at beginning
 of year....................  6,281,472   5,483,815
                             ----------  ----------
Net assets at end of year...  6,789,491   6,281,472
                             ==========  ==========
Change in units (note 5):
 Units purchased............    350,852      62,045
 Units redeemed.............   (504,648)   (322,601)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (153,796)   (260,556)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                             ------------------------
                                  FLEXIBLE BOND
                                   PORTFOLIO --
                               INSTITUTIONAL SHARES
                             -----------------------


                             ------------------------
                                 2010        2009
                             -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ 1,226,882     757,023
 Net realized gain
   (loss) on investments....     843,530     166,441
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    (527,109)  1,669,788
 Capital gain
   distribution.............      83,938      20,588
                             -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   1,627,241   2,613,840
                             -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     102,971      41,419
 Death benefits.............    (795,616)    (90,854)
 Surrenders.................  (3,630,707) (3,215,490)
 Administrative expenses....     (37,984)    (36,431)
 Capital contribution
   (withdrawal).............          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   1,151,219   6,000,639
                             -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (3,210,117)  2,699,283
                             -----------  ----------
Increase (decrease) in
 net assets.................  (1,582,876)  5,313,123
Net assets at beginning
 of year....................  26,359,698  21,046,575
                             -----------  ----------
Net assets at end of year... $24,776,822  26,359,698
                             ===========  ==========
Change in units (note 5):
 Units purchased............     773,050     572,447
 Units redeemed.............    (932,499)   (423,739)
                             -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (159,449)    148,708
                             ===========  ==========

                                                   JANUS ASPEN SERIES (CONTINUED)
                             -------------------------------------------------------------------------------------------------
                                                                                 GLOBAL LIFE SCIENCES     GLOBAL TECHNOLOGY
                                FORTY PORTFOLIO --       FORTY PORTFOLIO --          PORTFOLIO --            PORTFOLIO --
                               INSTITUTIONAL SHARES        SERVICE SHARES           SERVICE SHARES          SERVICE SHARES
                             -----------------------  ------------------------  ----------------------  ---------------------
                                                                                PERIOD FROM
                               YEAR ENDED DECEMBER 31,                          JANUARY 1 TO      YEAR ENDED DECEMBER 31,
                             --------------------------------------------------  APRIL 30,   --------------------------------
                                 2010        2009         2010         2009         2010        2009       2010       2009
                             -----------  ----------  -----------  -----------  ------------ ---------  ---------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (629,663)   (784,625)    (966,372)  (1,568,416)     (23,629)   (89,033)  (103,205)    (91,917)
 Net realized gain
   (loss) on investments....   2,700,056    (723,553)   3,499,913   (2,751,890)     676,086    (85,744)   418,754     (23,842)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     338,810  21,287,373   (2,635,865)  37,241,488     (576,783) 1,363,692  1,096,401   2,909,110
 Capital gain
   distribution.............          --          --           --           --       84,351     95,259         --          --
                             -----------  ----------  -----------  -----------   ----------  ---------  ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............   2,409,203  19,779,195     (102,324)  32,921,182      160,025  1,284,174  1,411,950   2,793,351
                             -----------  ----------  -----------  -----------   ----------  ---------  ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............      58,580     (46,513)   1,836,789   10,474,297       11,842     83,598     11,040      89,816
 Death benefits.............    (960,964)   (484,380)     (46,793)     (65,113)         445     (5,057)   (26,405)    (38,474)
 Surrenders.................  (7,077,178) (5,684,603)  (5,341,502)  (5,567,337)    (118,674)  (512,563)  (940,105)   (762,371)
 Administrative expenses....     (95,451)   (109,292)    (285,936)    (403,987)      (4,417)   (12,350)   (13,673)    (13,529)
 Capital contribution
   (withdrawal).............          --          --           --           --           --         --         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,756,671) (1,435,669) (49,371,349)  (6,604,116)  (7,442,786)   695,067    712,616     283,357
                             -----------  ----------  -----------  -----------   ----------  ---------  ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (10,831,684) (7,760,457) (53,208,791)  (2,166,256)  (7,553,590)   248,695   (256,527)   (441,201)
                             -----------  ----------  -----------  -----------   ----------  ---------  ---------  ----------
Increase (decrease) in
 net assets.................  (8,422,481) 12,018,738  (53,311,115)  30,754,926   (7,393,565) 1,532,869  1,155,423   2,352,150
Net assets at beginning
 of year....................  61,426,914  49,408,176  107,822,446   77,067,520    7,393,565  5,860,696  7,000,502   4,648,352
                             -----------  ----------  -----------  -----------   ----------  ---------  ---------  ----------
Net assets at end of year...  53,004,433  61,426,914   54,511,331  107,822,446           --  7,393,565  8,155,925   7,000,502
                             ===========  ==========  ===========  ===========   ==========  =========  =========  ==========
Change in units (note 5):
 Units purchased............     469,003     314,121    6,244,268   10,559,689        8,701    237,108    674,610     977,185
 Units redeemed.............  (1,085,820)   (821,751) (11,973,102) (10,564,382)    (702,947)  (217,435)  (757,477) (1,025,137)
                             -----------  ----------  -----------  -----------   ----------  ---------  ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (616,817)   (507,630)  (5,728,834)      (4,693)    (694,246)    19,673    (82,867)    (47,952)
                             ===========  ==========  ===========  ===========   ==========  =========  =========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                            JANUS ASPEN SERIES (CONTINUED)
                             --------------------------------------------------------------------------------------------------
                                JANUS PORTFOLIO --       JANUS PORTFOLIO --     OVERSEAS PORTFOLIO --    OVERSEAS PORTFOLIO --
                               INSTITUTIONAL SHARES        SERVICE SHARES        INSTITUTIONAL SHARES       SERVICE SHARES
                             ------------------------  ----------------------  -----------------------  ----------------------



                                                                  YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------------------
                                 2010         2009        2010        2009         2010        2009        2010        2009
                             ------------  ----------  ----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (213,502)   (528,447)    (65,274)    (65,512)    (725,203)   (690,373)   (163,771)   (168,973)
 Net realized gain
   (loss) on investments....       96,306  (2,764,205)    122,806    (242,302)   5,792,466  (2,698,740)  2,232,436     510,800
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    7,641,783  21,233,066     561,871   1,965,707   14,579,198  43,788,976   1,263,823   7,421,960
 Capital gain
   distribution.............           --          --          --          --           --   2,181,932          --     423,178
                             ------------  ----------  ----------  ----------  -----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    7,524,587  17,940,414     619,403   1,657,893   19,646,461  42,581,795   3,332,488   8,186,965
                             ------------  ----------  ----------  ----------  -----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      219,192      88,443       7,269      22,153      263,033      35,848          --          --
 Death benefits.............   (1,981,059)   (409,614)    (43,122)    (22,958)    (325,137)   (941,882)   (226,745)    (89,369)
 Surrenders.................   (7,382,491) (5,441,380)   (997,989) (1,000,170) (11,897,819) (7,848,214) (2,824,823) (1,460,183)
 Administrative expenses....     (111,069)   (124,694)     (7,545)     (9,803)    (122,751)   (119,182)    (35,886)    (36,409)
 Capital contribution
   (withdrawal).............           --          --          --          --           --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (1,865,915) (1,963,358)   (268,904)    (76,185)  (2,468,855)   (461,260) (1,682,905) (1,127,414)
                             ------------  ----------  ----------  ----------  -----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (11,121,342) (7,850,603) (1,310,291) (1,086,963) (14,551,529) (9,334,690) (4,770,359) (2,713,375)
                             ------------  ----------  ----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................   (3,596,755) 10,089,811    (690,888)    570,930    5,094,932  33,247,105  (1,437,871)  5,473,590
Net assets at beginning
 of year....................   67,178,659  57,088,848   6,056,963   5,486,033   93,940,510  60,693,405  17,431,178  11,957,588
                             ------------  ----------  ----------  ----------  -----------  ----------  ----------  ----------
Net assets at end of year... $ 63,581,904  67,178,659   5,366,075   6,056,963   99,035,442  93,940,510  15,993,307  17,431,178
                             ============  ==========  ==========  ==========  ===========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............      393,346     224,655      22,108      87,981      698,457     501,309      14,572      28,287
 Units redeemed.............   (1,189,396)   (920,232)   (226,762)   (290,492)  (1,130,557)   (945,276)   (297,655)   (255,721)
                             ------------  ----------  ----------  ----------  -----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (796,050)   (695,577)   (204,654)   (202,511)    (432,100)   (443,967)   (283,083)   (227,434)
                             ============  ==========  ==========  ==========  ===========  ==========  ==========  ==========

                             -------------------------
                             RESEARCH CORE PORTFOLIO --
                               INSTITUTIONAL SHARES
                             ------------------------
                             PERIOD FROM
                             JANUARY 1 TO
                              APRIL 30,     YEAR ENDED
                                 2010      DECEMBER 31,
                             ------------  ------------
                                 2010          2009
                             ------------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................        11           (23)
 Net realized gain
   (loss) on investments....    (1,157)       (9,650)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     1,401         9,878
 Capital gain
   distribution.............        --            --
                                ------        ------
    Increase (decrease)
     in net assets from
     operations.............       255           205
                                ------        ------
From capital
 transactions (note 4):
 Net premiums...............        --            --
 Death benefits.............        --            --
 Surrenders.................        --            --
 Administrative expenses....        --            --
 Capital contribution
   (withdrawal).............        --            --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (3,962)       (9,487)
                                ------        ------
    Increase (decrease)
     in net assets from
     capital transactions...    (3,962)       (9,487)
                                ------        ------
Increase (decrease) in
 net assets.................    (3,707)       (9,282)
Net assets at beginning
 of year....................     3,707        12,989
                                ------        ------
Net assets at end of year...        --         3,707
                                ======        ======
Change in units (note 5):
 Units purchased............        10            --
 Units redeemed.............      (386)       (1,399)
                                ------        ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      (376)       (1,399)
                                ======        ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                              JANUS ASPEN SERIES (CONTINUED)
                                                     -----------------------------------------------

                                                            WORLDWIDE                WORLDWIDE
                                                           PORTFOLIO --            PORTFOLIO --
                                                          INSTITUTIONAL               SERVICE
                                                              SHARES                  SHARES
                                                     -----------------------  ----------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                     ------------------------------------------------
                                                         2010        2009        2010        2009
                                                     -----------  ----------  ----------  ----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).................... $  (543,670)        609     (74,146)    (20,402)
 Net realized gain (loss) on investments............  (1,404,489) (5,345,726)    (35,597)   (595,621)
 Change in unrealized appreciation (depreciation)
   on investments...................................  11,032,201  24,708,324     970,943   2,663,376
 Capital gain distribution..........................          --          --          --          --
                                                     -----------  ----------  ----------  ----------
    Increase (decrease) in net assets from
     operations.....................................   9,084,042  19,363,207     861,200   2,047,353
                                                     -----------  ----------  ----------  ----------
From capital transactions (note 4):
 Net premiums.......................................      80,564     109,067       7,774        (605)
 Death benefits.....................................    (900,804) (1,098,097)    (15,903)    (23,515)
 Surrenders.........................................  (7,183,676) (6,277,206) (1,270,310) (1,098,961)
 Administrative expenses............................    (108,416)   (117,729)     (9,494)     (9,695)
 Capital contribution (withdrawal)..................          --          --          --          --
 Transfers between subaccounts (including fixed
   account), net....................................    (756,259) (1,969,240)   (171,271)   (100,162)
                                                     -----------  ----------  ----------  ----------
    Increase (decrease) in net assets from
     capital transactions...........................  (8,868,591) (9,353,205) (1,459,204) (1,232,938)
                                                     -----------  ----------  ----------  ----------
Increase (decrease) in net assets...................     215,451  10,010,002    (598,004)    814,415
Net assets at beginning of year.....................  70,423,069  60,413,067   7,397,768   6,583,353
                                                     -----------  ----------  ----------  ----------
Net assets at end of year........................... $70,638,520  70,423,069   6,799,764   7,397,768
                                                     ===========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased....................................     274,815     181,842     141,255     127,156
 Units redeemed.....................................    (801,815)   (862,623)   (383,405)   (382,213)
                                                     -----------  ----------  ----------  ----------
 Net increase (decrease) in units from capital
   transactions with contract owners................    (527,000)   (680,781)   (242,150)   (255,057)
                                                     ===========  ==========  ==========  ==========

                                                                  LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                                                     -------------------------------------------------------------------
                                                           LEGG MASON              LEGG MASON            LEGG MASON
                                                           CLEARBRIDGE        CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                            VARIABLE             EQUITY INCOME          EQUITY INCOME
                                                        AGGRESSIVE GROWTH     BUILDER PORTFOLIO --  BUILDER PORTFOLIO --
                                                      PORTFOLIO -- CLASS II         CLASS I               CLASS II
                                                     ----------------------  ---------------------  --------------------

                                                     ----------------------- --------------------------------------------
                                                        2010        2009        2010        2009       2010       2009
                                                     ----------  ----------  ----------  ---------  ---------  ---------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)....................    (93,084)    (92,767)    107,524     89,766    127,623     82,500
 Net realized gain (loss) on investments............      2,802    (828,668)   (930,285)  (986,826)  (711,505)  (729,109)
 Change in unrealized appreciation (depreciation)
   on investments...................................  1,233,727   2,441,854   1,279,014  1,869,469  1,324,896  1,989,237
 Capital gain distribution..........................         --          --          --         --         --         --
                                                     ----------  ----------  ----------  ---------  ---------  ---------
    Increase (decrease) in net assets from
     operations.....................................  1,143,445   1,520,419     456,253    972,409    741,014  1,342,628
                                                     ----------  ----------  ----------  ---------  ---------  ---------
From capital transactions (note 4):
 Net premiums.......................................     66,090      23,669      23,345     11,013     75,044      4,841
 Death benefits.....................................     (2,458)      9,833    (175,788)   (99,815)   (15,810)        --
 Surrenders.........................................   (872,145)   (518,232) (1,162,193)  (619,085)  (777,679)  (412,623)
 Administrative expenses............................    (15,500)    (14,961)     (8,765)   (10,928)    (6,180)    (5,583)
 Capital contribution (withdrawal)..................         --          --          --         --         --         --
 Transfers between subaccounts (including fixed
   account), net....................................   (532,543)   (687,771)     24,816    (42,375)    94,580    227,695
                                                     ----------  ----------  ----------  ---------  ---------  ---------
    Increase (decrease) in net assets from
     capital transactions........................... (1,356,556) (1,187,462) (1,298,585)  (761,190)  (630,045)  (185,670)
                                                     ----------  ----------  ----------  ---------  ---------  ---------
Increase (decrease) in net assets...................   (213,111)    332,957    (842,332)   211,219    110,969  1,156,958
Net assets at beginning of year.....................  6,068,916   5,735,959   5,503,448  5,292,229  7,871,977  6,715,019
                                                     ----------  ----------  ----------  ---------  ---------  ---------
Net assets at end of year...........................  5,855,805   6,068,916   4,661,116  5,503,448  7,982,946  7,871,977
                                                     ==========  ==========  ==========  =========  =========  =========
Change in units (note 5):
 Units purchased....................................     61,826     138,695     167,704     97,921    698,576    848,756
 Units redeemed.....................................   (182,926)   (277,207)   (333,836)  (214,292)  (779,009)  (874,260)
                                                     ----------  ----------  ----------  ---------  ---------  ---------
 Net increase (decrease) in units from capital
   transactions with contract owners................   (121,100)   (138,512)   (166,132)  (116,371)   (80,433)   (25,504)
                                                     ==========  ==========  ==========  =========  =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           LEGG MASON PARTNERS                  LEGG MASON PARTNERS
                                    VARIABLE EQUITY TRUST (CONTINUED)          VARIABLE INCOME TRUST
                             -----------------------------------------------  ----------------------
                                    LEGG MASON              LEGG MASON
                               CLEARBRIDGE VARIABLE    CLEARBRIDGE VARIABLE     LEGG MASON WESTERN
                               FUNDAMENTAL ALL CAP        LARGE CAP VALUE     ASSET VARIABLE STRATEGIC
                                VALUE PORTFOLIO --         PORTFOLIO --          BOND PORTFOLIO --
                                     CLASS I                  CLASS I                 CLASS I
                             -----------------------  ----------------------  ----------------------
                                                                             YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------
                                 2010        2009        2010        2009        2010         2009
                             -----------  ----------  ----------  ----------  ----------   ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $      (381)    (24,513)    156,739      41,334     180,286      562,145
 Net realized gain
   (loss) on investments....    (796,721) (1,417,809)   (278,627) (1,229,404)   (183,983)  (1,279,802)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   1,937,922   3,413,197     891,680   3,346,417   1,502,192    3,382,825
 Capital gain
   distribution.............          --          --          --          --          --       11,467
                             -----------  ----------  ----------  ----------  ----------   ----------
    Increase (decrease)
     in net assets from
     operations.............   1,140,820   1,970,875     769,792   2,158,347   1,498,495    2,676,635
                             -----------  ----------  ----------  ----------  ----------   ----------
From capital
 transactions (note 4):
 Net premiums...............   1,920,830     242,180       1,950      72,046         618        2,492
 Death benefits.............        (621)     (7,008)   (154,116)   (187,522)   (237,363)    (237,462)
 Surrenders.................    (975,097)   (491,169) (1,408,030) (1,879,164) (2,285,470)  (2,829,037)
 Administrative expenses....     (27,610)    (25,616)    (19,402)    (21,999)    (24,776)     (25,544)
 Capital contribution
   (withdrawal).............          --          --          --          --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,519,132)   (879,105)   (178,687)   (838,127)    406,525      205,396
                             -----------  ----------  ----------  ----------  ----------   ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,601,630) (1,160,718) (1,758,285) (2,854,766) (2,140,466)  (2,884,155)
                             -----------  ----------  ----------  ----------  ----------   ----------
Increase (decrease) in
 net assets.................    (460,810)    810,157    (988,493)   (696,419)   (641,971)    (207,520)
Net assets at beginning
 of year....................   9,225,612   8,415,455  11,859,528  12,555,947  15,214,392   15,421,912
                             -----------  ----------  ----------  ----------  ----------   ----------
Net assets at end of year... $ 8,764,802   9,225,612  10,871,035  11,859,528  14,572,421   15,214,392
                             ===========  ==========  ==========  ==========  ==========   ==========
Change in units (note 5):
 Units purchased............     625,546     191,201     205,747     102,988     579,586      180,020
 Units redeemed.............    (836,018)   (388,286)   (336,585)   (369,486)   (717,045)    (408,429)
                             -----------  ----------  ----------  ----------  ----------   ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (210,472)   (197,085)   (130,838)   (266,498)   (137,459)    (228,409)
                             ===========  ==========  ==========  ==========  ==========   ==========

                                     MFS(R) VARIABLE INSURANCE TRUST
                             ----------------------------------------------


                                MFS(R) INVESTORS        MFS(R) INVESTORS
                             GROWTH STOCK SERIES --      TRUST SERIES --
                              SERVICE CLASS SHARES    SERVICE CLASS SHARES
                             ----------------------  ----------------------

                             ----------------------------------------------
                                2010        2009        2010        2009
                             ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (147,464)   (133,054)    (54,332)    (23,447)
 Net realized gain
   (loss) on investments....    288,396    (476,726)    138,210    (321,902)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    913,939   4,433,707     780,009   2,641,095
 Capital gain
   distribution.............         --          --          --          --
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  1,054,871   3,823,927     863,887   2,295,746
                             ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     45,558      72,207      25,913      74,133
 Death benefits.............   (116,407)     (1,177)     24,840    (129,656)
 Surrenders................. (1,629,183) (1,798,064) (1,490,003) (1,168,646)
 Administrative expenses....    (23,874)    (24,209)    (19,878)    (20,803)
 Capital contribution
   (withdrawal).............         --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (1,035,190)   (339,847)   (410,539)   (533,686)
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,759,096) (2,091,090) (1,869,667) (1,778,658)
                             ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets................. (1,704,225)  1,732,837  (1,005,780)    517,088
Net assets at beginning
 of year.................... 13,155,997  11,423,160  11,262,102  10,745,014
                             ----------  ----------  ----------  ----------
Net assets at end of year... 11,451,772  13,155,997  10,256,322  11,262,102
                             ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............    122,495     178,466      50,020      59,479
 Units redeemed.............   (508,249)   (531,853)   (251,501)   (293,157)
                             ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (385,754)   (353,387)   (201,481)   (233,678)
                             ==========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                     MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)
                             -------------------------------------------------------------------------------------------
                               MFS(R) NEW DISCOVERY    MFS(R) STRATEGIC         MFS(R) TOTAL          MFS(R) UTILITIES
                                    SERIES --          INCOME SERIES --       RETURN SERIES --            SERIES --
                               SERVICE CLASS SHARES   SERVICE CLASS SHARES  SERVICE CLASS SHARES    SERVICE CLASS SHARES
                             -----------------------  ------------------   ----------------------  ----------------------
                                                                           YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------
                                 2010        2009       2010       2009       2010        2009        2010        2009
                             -----------  ----------  --------   --------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (366,920)   (286,472)    1,570     29,826     423,434     851,467     527,661   1,086,002
 Net realized gain
   (loss) on investments....   1,358,244  (2,194,668)   25,180     13,554    (837,400) (2,228,974) (1,171,574) (5,023,203)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   6,251,588  11,008,600   (19,380)    32,658   5,785,921  11,171,205   4,180,444  12,797,176
 Capital gain
   distribution.............          --          --        --         --          --          --          --          --
                             -----------  ----------  --------   --------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   7,242,912   8,527,460     7,370     76,038   5,371,955   9,793,698   3,536,531   8,859,975
                             -----------  ----------  --------   --------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     132,588     199,151        --         --   1,294,905   3,557,028     544,880     421,264
 Death benefits.............     (59,410)    (73,211)       --       (563)    (25,403)    (49,281)     (1,226)   (192,020)
 Surrenders.................  (3,425,575) (1,875,901)   (5,828)   (26,092) (5,047,009) (4,244,699) (4,474,074) (3,330,568)
 Administrative expenses....     (48,888)    (38,271)     (279)      (499)   (192,110)   (153,422)    (83,595)    (82,178)
 Capital contribution
   (withdrawal).............          --          --        --         --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   3,372,833   2,042,533  (348,804)   (10,928)    999,263   4,332,502  (2,796,309) (4,803,381)
                             -----------  ----------  --------   --------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...     (28,452)    254,301  (354,911)   (38,082) (2,970,354)  3,442,128  (6,810,324) (7,986,883)
                             -----------  ----------  --------   --------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................   7,214,460   8,781,761  (347,541)    37,956   2,401,601  13,235,826  (3,273,793)    873,092
Net assets at beginning
 of year....................  23,922,714  15,140,953   424,555    386,599  72,981,917  59,746,091  36,537,587  35,664,495
                             -----------  ----------  --------   --------  ----------  ----------  ----------  ----------
Net assets at end of year... $31,137,174  23,922,714    77,014    424,555  75,383,518  72,981,917  33,263,794  36,537,587
                             ===========  ==========  ========   ========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............   1,023,740   1,050,844    22,788    136,136   4,375,553   5,225,900     492,048     394,441
 Units redeemed.............  (1,125,455) (1,087,667)  (54,091)  (139,780) (4,645,505) (4,754,008)   (893,346)   (977,008)
                             -----------  ----------  --------   --------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (101,715)    (36,823)  (31,303)    (3,644)   (269,952)    471,892    (401,298)   (582,567)
                             ===========  ==========  ========   ========  ==========  ==========  ==========  ==========

                              OPPENHEIMER VARIABLE
                                  ACCOUNT FUNDS
                             ----------------------
                              OPPENHEIMER BALANCED
                                   FUND/VA --
                               NON-SERVICE SHARES
                             ----------------------

                             ----------------------
                                2010        2009
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     14,981    (275,857)
 Net realized gain
   (loss) on investments.... (2,034,263) (4,522,691)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  4,007,056   8,203,545
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  1,987,774   3,404,997
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     58,131      55,681
 Death benefits.............   (382,025)   (196,990)
 Surrenders................. (2,912,129) (2,651,689)
 Administrative expenses....    (27,596)    (35,901)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (192,524) (1,359,075)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (3,456,143) (4,187,974)
                             ----------  ----------
Increase (decrease) in
 net assets................. (1,468,369)   (782,977)
Net assets at beginning
 of year.................... 19,934,891  20,717,868
                             ----------  ----------
Net assets at end of year... 18,466,522  19,934,891
                             ==========  ==========
Change in units (note 5):
 Units purchased............    193,924     194,365
 Units redeemed.............   (398,182)   (476,047)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (204,258)   (281,682)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                   OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                             ------------------------------------------------------------------------------------------------
                                   OPPENHEIMER              OPPENHEIMER             OPPENHEIMER             OPPENHEIMER
                                     BALANCED          CAPITAL APPRECIATION    CAPITAL APPRECIATION          CORE BOND
                                    FUND/VA --              FUND/VA --              FUND/VA --              FUND/VA --
                                  SERVICE SHARES        NON-SERVICE SHARES        SERVICE SHARES        NON-SERVICE SHARES
                             -----------------------  ----------------------  ----------------------  ----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------------
                                 2010        2009        2010        2009        2010        2009        2010        2009
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (288,406)   (678,970)   (518,865)   (451,358)   (138,612)   (129,729)     92,071    (292,522)
 Net realized gain
   (loss) on investments....  (1,917,219) (4,048,814)     62,668  (2,232,130)     (4,318)   (554,378) (2,759,048) (4,059,155)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   5,937,291  11,058,796   3,381,796  17,491,179     716,182   3,676,540   4,600,142   5,752,869
 Capital gain
   distribution.............          --          --          --          --          --          --          --          --
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   3,731,666   6,331,012   2,925,599  14,807,691     573,252   2,992,433   1,933,165   1,401,192
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     515,240   1,988,739      14,186     306,365     210,557     477,170      77,719      36,827
 Death benefits.............     (18,297)    (30,977)   (303,249)   (844,520)        419      (4,885)   (624,068)   (337,595)
 Surrenders.................  (4,540,619) (2,061,781) (5,242,600) (4,607,739) (1,089,528)   (705,293) (2,409,759) (2,658,196)
 Administrative expenses....     (99,112)    (85,939)    (62,292)    (74,800)    (33,927)    (28,656)    (35,329)    (43,948)
 Capital contribution
   (withdrawal).............          --          --          --          --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   1,152,517     414,930  (2,115,372) (1,828,725)   (814,753)     74,525      35,719    (900,505)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,990,271)    224,972  (7,709,327) (7,049,419) (1,727,232)   (187,139) (2,955,718) (3,903,417)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................     741,395   6,555,984  (4,783,728)  7,758,272  (1,153,980)  2,805,294  (1,022,553) (2,502,225)
Net assets at beginning
 of year....................  38,589,173  32,033,189  47,002,799  39,244,527  10,092,321   7,287,027  20,607,880  23,110,105
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year... $39,330,568  38,589,173  42,219,071  47,002,799   8,938,341  10,092,321  19,585,327  20,607,880
                             ===========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............   2,027,173   2,684,648     236,000     117,326     113,007     426,236   2,029,175     222,979
 Units redeemed.............  (2,446,777) (2,587,581)   (578,481)   (514,478)   (258,385)   (409,239) (2,237,056)   (570,085)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (419,604)     97,067    (342,481)   (397,152)   (145,378)     16,997    (207,881)   (347,106)
                             ===========  ==========  ==========  ==========  ==========  ==========  ==========  ==========

                             -------------------------
                                    OPPENHEIMER
                                 GLOBAL SECURITIES
                                    FUND/VA --
                                  SERVICE SHARES
                             ------------------------

                             -------------------------
                                 2010         2009
                             -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (424,012)     322,466
 Net realized gain
   (loss) on investments....   4,165,530   (3,744,133)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  10,795,250   32,386,518
 Capital gain
   distribution.............          --    2,088,932
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  14,536,768   31,053,783
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............   2,274,312    6,937,866
 Death benefits.............    (300,898)    (240,891)
 Surrenders.................  (9,339,440)  (7,657,929)
 Administrative expenses....    (424,162)    (343,751)
 Capital contribution
   (withdrawal).............          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,817,386)  (6,993,399)
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (10,607,574)  (8,298,104)
                             -----------  -----------
Increase (decrease) in
 net assets.................   3,929,194   22,755,679
Net assets at beginning
 of year.................... 110,762,490   88,006,811
                             -----------  -----------
Net assets at end of year... 114,691,684  110,762,490
                             ===========  ===========
Change in units (note 5):
 Units purchased............   6,100,179    6,600,223
 Units redeemed.............  (6,864,571)  (7,211,839)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (764,392)    (611,616)
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                             -------------------------

                                 OPPENHEIMER HIGH
                                 INCOME FUND/VA --
                                NON-SERVICE SHARES
                             ------------------------

                             -------------------------
                                 2010         2009
                             -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   377,976     (100,942)
 Net realized gain
   (loss) on investments....  (5,412,700) (10,606,791)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   5,954,477   12,223,931
 Capital gain
   distribution.............          --           --
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............     919,753    1,516,198
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      40,717        8,668
 Death benefits.............    (117,448)    (129,405)
 Surrenders.................  (1,062,356)  (1,063,565)
 Administrative expenses....     (13,716)     (15,116)
 Capital contribution
   (withdrawal).............          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (137,918)     250,666
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,290,721)    (948,752)
                             -----------  -----------
Increase (decrease) in
 net assets.................    (370,968)     567,446
Net assets at beginning
 of year....................   7,952,149    7,384,703
                             -----------  -----------
Net assets at end of year... $ 7,581,181    7,952,149
                             ===========  ===========
Change in units (note 5):
 Units purchased............     863,318      537,558
 Units redeemed.............  (1,060,655)    (680,340)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (197,337)    (142,782)
                             ===========  ===========

                                          OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                             ---------------------------------------------------------------------------------------------------
                                                                                    OPPENHEIMER SMALL- &    OPPENHEIMER SMALL-
                                 OPPENHEIMER MAIN          OPPENHEIMER MAIN            MID-CAP GROWTH        & MID-CAP GROWTH
                                 STREET FUND/VA --     STREET SMALL CAP FUND/VA --       FUND/VA --             FUND/VA --
                                  SERVICE SHARES            SERVICE SHARES           NON-SERVICE SHARES       SERVICE SHARES
                             ------------------------  --------------------------  ----------------------  --------------------
                                                     YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------------
                                 2010         2009         2010          2009         2010        2009        2010       2009
                             -----------  -----------   -----------   ----------   ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  (1,472,852)    (126,831)  (1,086,762)     (378,204)    (362,727)   (323,656)   (39,401)   (31,333)
 Net realized gain
   (loss) on investments....   9,114,373    1,346,164    4,416,302    (3,275,795)    (704,720) (2,576,895)  (123,412)  (302,036)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  20,190,410   24,780,385   18,843,881    16,059,342    7,218,703   9,378,321    707,820    875,880
 Capital gain
   distribution.............          --           --           --            --           --          --         --         --
                             -----------  -----------   -----------   ----------   ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............  27,831,931   25,999,718   22,173,421    12,405,343    6,151,256   6,477,770    545,007    542,511
                             -----------  -----------   -----------   ----------   ----------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............   5,519,685   12,272,489    1,714,649     3,026,111       68,927      13,814     23,660     24,881
 Death benefits.............    (233,549)    (281,571)    (210,719)      (97,951)    (212,898)   (257,460)        --    (30,728)
 Surrenders................. (11,504,935)  (6,719,688)  (5,176,819)   (2,419,684)  (2,818,363) (2,483,711)  (423,399)  (211,414)
 Administrative expenses....    (907,761)    (465,354)    (349,380)     (149,840)     (37,578)    (40,936)    (7,575)    (5,824)
 Capital contribution
   (withdrawal).............          --           --           --            --           --          --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............  56,808,987   (2,662,265)  50,054,409    (2,189,075)    (552,004)   (944,267)   568,585    (32,151)
                             -----------  -----------   -----------   ----------   ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  49,682,427    2,143,611   46,032,140    (1,830,439)  (3,551,916) (3,712,560)   161,271   (255,236)
                             -----------  -----------   -----------   ----------   ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................  77,514,358   28,143,329   68,205,561    10,574,904    2,599,340   2,765,210    706,278    287,275
Net assets at beginning
 of year.................... 122,473,334   94,330,005   44,935,431    34,360,527   26,547,878  23,782,668  2,295,798  2,008,523
                             -----------  -----------   -----------   ----------   ----------  ----------  ---------  ---------
Net assets at end of year... 199,987,692  122,473,334  113,140,992    44,935,431   29,147,218  26,547,878  3,002,076  2,295,798
                             ===========  ===========   ===========   ==========   ==========  ==========  =========  =========
Change in units (note 5):
 Units purchased............  28,384,848   14,183,011   12,775,589     3,818,492      269,143      66,670    111,778     34,866
 Units redeemed............. (21,726,205) (13,532,840)  (6,997,903)   (3,867,148)    (456,482)   (292,085)  (102,322)   (65,518)
                             -----------  -----------   -----------   ----------   ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   6,658,643      650,171    5,777,686       (48,656)    (187,339)   (225,415)     9,456    (30,652)
                             ===========  ===========   ===========   ==========   ==========  ==========  =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                            PIMCO VARIABLE INSURANCE TRUST
                             ----------------------------------------------------------------------------------------------------
                                                      FOREIGN BOND PORTFOLIO                                 LONG-TERM U.S.
                                                      (U.S. DOLLAR HEDGED) --  HIGH YIELD PORTFOLIO --   GOVERNMENT PORTFOLIO --
                              ALL ASSET PORTFOLIO --   ADMINISTRATIVE CLASS     ADMINISTRATIVE CLASS         ADMINISTRATIVE
                               ADVISOR CLASS SHARES           SHARES                   SHARES                 CLASS SHARES
                             -----------------------  ---------------------   ------------------------  ------------------------
                                                                                YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------------
                                 2010        2009        2010         2009        2010         2009         2010         2009
                             -----------  ----------  ----------   ---------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   963,137     507,639     133,456     633,872    6,021,007    6,620,361    1,983,980    4,465,080
 Net realized gain
   (loss) on investments....     124,687    (442,964)     30,641      (4,098)   6,115,070   (3,122,176)    (788,213)   1,359,343
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     404,490   1,518,061     167,643      67,495      758,452   26,546,820    3,875,425  (13,732,834)
 Capital gain
   distribution.............          --          --      22,285          --           --           --           --    2,786,691
                             -----------  ----------  ----------   ---------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   1,492,314   1,582,736     354,025     697,269   12,894,529   30,045,005    5,071,192   (5,121,720)
                             -----------  ----------  ----------   ---------  -----------  -----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     925,959     328,026       5,856       2,735    2,104,210    5,196,781    1,135,764    5,782,216
 Death benefits.............     (24,325)     27,906     (48,890)    (39,107)    (305,857)    (427,478)    (451,833)    (519,076)
 Surrenders.................  (1,658,382) (1,644,002) (1,377,797)   (757,933) (11,521,794)  (8,598,255)  (7,629,194)  (9,970,716)
 Administrative expenses....     (41,918)    (27,048)     (8,080)     (8,644)    (413,858)    (320,119)    (141,558)    (261,877)
 Capital contribution
   (withdrawal).............          --          --          --          --           --           --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  12,773,532     962,589     708,021     (43,789)  (2,417,831)  10,036,081  (32,237,912)  (2,404,809)
                             -----------  ----------  ----------   ---------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  11,974,866    (352,529)   (720,890)   (846,738) (12,555,130)   5,887,010  (39,324,733)  (7,374,262)
                             -----------  ----------  ----------   ---------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.................  13,467,180   1,230,207    (366,865)   (149,469)     339,399   35,932,015  (34,253,541) (12,495,982)
Net assets at beginning
 of year....................  10,837,388   9,607,181   5,351,457   5,500,926  113,503,944   77,571,929   75,552,163   88,048,145
                             -----------  ----------  ----------   ---------  -----------  -----------  -----------  -----------
Net assets at end of year... $24,304,568  10,837,388   4,984,592   5,351,457  113,843,343  113,503,944   41,298,622   75,552,163
                             ===========  ==========  ==========   =========  ===========  ===========  ===========  ===========
Change in units (note 5):
 Units purchased............   1,388,072     525,850     108,731      52,528    6,438,551    6,152,794    2,639,326    4,239,057
 Units redeemed.............    (411,137)   (580,827)   (157,299)   (116,996)  (7,103,237)  (5,632,351)  (5,642,886)  (4,485,042)
                             -----------  ----------  ----------   ---------  -----------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     976,935     (54,977)    (48,568)    (64,468)    (664,686)     520,443   (3,003,560)    (245,985)
                             ===========  ==========  ==========   =========  ===========  ===========  ===========  ===========

                             ------------------------

                             LOW DURATION PORTFOLIO --
                                  ADMINISTRATIVE
                                   CLASS SHARES
                             ------------------------

                             ------------------------
                                 2010         2009
                             -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     536,527   11,283,970
 Net realized gain
   (loss) on investments....   3,234,541      662,404
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   4,482,850    7,967,991
 Capital gain
   distribution.............          --    5,272,405
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   8,253,918   25,186,770
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............   6,520,434   33,978,353
 Death benefits.............    (211,896)    (212,914)
 Surrenders................. (16,039,210) (14,472,819)
 Administrative expenses....  (1,285,988)  (1,145,539)
 Capital contribution
   (withdrawal).............          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (29,843,188)  43,515,076
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (40,859,848)  61,662,157
                             -----------  -----------
Increase (decrease) in
 net assets................. (32,605,930)  86,848,927
Net assets at beginning
 of year.................... 280,886,634  194,037,707
                             -----------  -----------
Net assets at end of year... 248,280,704  280,886,634
                             ===========  ===========
Change in units (note 5):
 Units purchased............  23,095,121   27,808,169
 Units redeemed............. (26,697,750) (21,995,941)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (3,602,629)   5,812,228
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   PIMCO VARIABLE
                                  INSURANCE TRUST
                                    (CONTINUED)          RYDEX VARIABLE TRUST                THE ALGER PORTFOLIOS
                             -------------------------  ----------------------  ----------------------------------------------
                             TOTAL RETURN PORTFOLIO --                              ALGER LARGE CAP         ALGER SMALL CAP
                                   ADMINISTRATIVE               NASDAQ-           GROWTH PORTFOLIO --     GROWTH PORTFOLIO --
                                    CLASS SHARES              100(R) FUND          CLASS I-2 SHARES        CLASS I-2 SHARES
                             -------------------------  ----------------------  ----------------------  ----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                                 2010          2009        2010        2009        2010        2009        2010        2009
                             ------------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ 17,122,344   19,205,047     (84,879)    (86,060)   (269,784)   (279,274)   (469,088)   (403,124)
 Net realized gain
   (loss) on investments....   12,548,171    4,685,379     551,982    (335,905)   (357,970) (2,514,747)  1,450,009  (1,080,434)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     (471,870)  11,371,438     200,091   2,731,933   4,731,209  15,945,547   5,851,303  11,444,785
 Capital gain
   distribution.............      824,135    6,441,186          --          --          --          --          --          --
                             ------------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   30,022,780   41,703,050     667,194   2,309,968   4,103,455  13,151,526   6,832,224   9,961,227
                             ------------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    8,549,544   23,663,935      47,019       9,944      56,374      26,614      31,449      33,673
 Death benefits.............   (3,006,258)  (1,684,710)    (20,874)    (23,563)   (266,321)   (467,978)   (268,097)   (606,100)
 Surrenders.................  (52,062,870) (47,003,213)   (770,175)   (534,636) (4,593,348) (3,577,715) (3,353,149) (2,962,252)
 Administrative expenses....   (1,718,675)  (1,106,713)    (14,990)    (15,527)    (67,194)    (70,728)    (54,213)    (55,493)
 Capital contribution
   (withdrawal).............           --           --          --          --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   76,765,797   66,966,515  (1,350,103)    230,712    (542,722)   (945,975)   (173,783)    101,665
                             ------------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   28,527,538   40,835,814  (2,109,123)   (333,070) (5,413,211) (5,035,782) (3,817,793) (3,488,507)
                             ------------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................   58,550,318   82,538,864  (1,441,929)  1,976,898  (1,309,756)  8,115,744   3,014,431   6,472,720
Net assets at beginning
 of year....................  406,289,830  323,750,966   6,737,226   4,760,328  40,194,737  32,078,993  32,091,215  25,618,495
                             ------------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year... $464,840,148  406,289,830   5,295,297   6,737,226  38,884,981  40,194,737  35,105,646  32,091,215
                             ============  ===========  ==========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............   25,786,148   17,357,377     966,682   1,011,533     626,413     203,699     743,775     422,658
 Units redeemed.............  (22,704,244) (13,742,742) (1,345,918) (1,101,134) (1,069,318)   (730,311) (1,077,908)   (842,155)
                             ------------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    3,081,904    3,614,635    (379,236)    (89,601)   (442,905)   (526,612)   (334,133)   (419,497)
                             ============  ===========  ==========  ==========  ==========  ==========  ==========  ==========

                                 THE PRUDENTIAL
                                   SERIES FUND
                             ----------------------
                              JENNISON 20/20 FOCUS
                                  PORTFOLIO --
                                 CLASS II SHARES
                             ----------------------

                             -----------------------
                                2010        2009
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (251,311)   (208,207)
 Net realized gain
   (loss) on investments....    225,444    (898,245)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     73,186   7,068,959
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     47,319   5,962,507
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    113,989     586,482
 Death benefits.............    (34,475)    (10,105)
 Surrenders................. (2,509,760)   (765,111)
 Administrative expenses....    (48,784)    (37,636)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (2,867,439)  3,485,090
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (5,346,469)  3,258,720
                             ----------  ----------
Increase (decrease) in
 net assets................. (5,299,150)  9,221,227
Net assets at beginning
 of year.................... 19,200,411   9,979,184
                             ----------  ----------
Net assets at end of year... 13,901,261  19,200,411
                             ==========  ==========
Change in units (note 5):
 Units purchased............  1,564,642   1,070,968
 Units redeemed............. (1,905,617)   (863,784)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (340,975)    207,184
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                  THE PRUDENTIAL SERIES FUND (CONTINUED)
                             --------------------------------------------------------------------------------------

                                                                                                 SP PRUDENTIAL U.S.
                                                       NATURAL RESOURCES     SP INTERNATIONAL       EMERGING
                             JENNISON PORTFOLIO --        PORTFOLIO --       GROWTH PORTFOLIO -- GROWTH PORTFOLIO --
                                CLASS II SHARES         CLASS II SHARES      CLASS II SHARES     CLASS II SHARES
                             ---------------------  -----------------------  ------------------  ------------------

                                                         YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------
                                2010        2009        2010        2009      2010       2009     2010      2009
                             ----------  ---------  -----------  ----------   ------   -------    ------    ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (44,128)   (33,990)    (673,654)  4,400,535     (51)      (215)    (306)     (210)
 Net realized gain
   (loss) on investments....     54,881   (126,841)     582,131  (7,578,976)   (546)   (57,640)      21    (2,859)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    222,679    996,697    7,662,995  22,850,830   2,219     60,201    4,286     7,577
 Capital gain
   distribution.............         --         --           --          --      --         --       --        --
                             ----------  ---------  -----------  ----------   ------   -------    ------    ------
    Increase (decrease)
     in net assets from
     operations.............    233,432    835,866    7,571,472  19,672,389   1,622      2,346    4,001     4,508
                             ----------  ---------  -----------  ----------   ------   -------    ------    ------
From capital
 transactions (note 4):
 Net premiums...............     12,114     62,812    1,126,291   3,204,912      --         --       --        --
 Death benefits.............     (2,981)        30      (27,791)     (3,272)     --         --       --        --
 Surrenders.................   (177,382)  (106,050)  (4,534,753) (3,248,688)   (730)      (712)     (89)       --
 Administrative expenses....     (5,888)    (5,154)    (174,914)   (145,391)    (19)       (21)     (61)      (47)
 Capital contribution
   (withdrawal).............         --         --           --          --      --         --       --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (285,365)  (214,579) (11,350,370)  5,483,748      (2)   (48,581)   1,222       214
                             ----------  ---------  -----------  ----------   ------   -------    ------    ------
    Increase (decrease)
     in net assets from
     capital transactions...   (459,502)  (262,941) (14,961,537)  5,291,309    (751)   (49,314)   1,072       167
                             ----------  ---------  -----------  ----------   ------   -------    ------    ------
Increase (decrease) in
 net assets.................   (226,070)   572,925   (7,390,065) 24,963,698     871    (46,968)   5,073     4,675
Net assets at beginning
 of year....................  2,904,170  2,331,245   51,535,414  26,571,716  14,259     61,227   20,883    16,208
                             ----------  ---------  -----------  ----------   ------   -------    ------    ------
Net assets at end of year... $2,678,100  2,904,170   44,145,349  51,535,414  15,130     14,259   25,956    20,883
                             ==========  =========  ===========  ==========   ======   =======    ======    ======
Change in units (note 5):
 Units purchased............     19,717     36,408    2,387,132   3,783,626      --         --      102       441
 Units redeemed.............    (62,278)   (76,934)  (3,607,022) (3,561,675)    (82)    (7,413)     (12)     (577)
                             ----------  ---------  -----------  ----------   ------   -------    ------    ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (42,561)   (40,526)  (1,219,890)    221,951     (82)    (7,413)      90      (136)
                             ==========  =========  ===========  ==========   ======   =======    ======    ======

                              WELLS FARGO
                             VARIABLE TRUST
                             --------------
                              WELLS FARGO
                               ADVANTAGE
                                VT OMEGA
                             GROWTH FUND --
                                CLASS 2
                             --------------
                              PERIOD FROM
                               JULY 16 TO
                              DECEMBER 31,
                                  2010
                             --------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     (14,763)
 Net realized gain
   (loss) on investments....      52,536
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     453,251
 Capital gain
   distribution.............          --
                               ---------
    Increase (decrease)
     in net assets from
     operations.............     491,024
                               ---------
From capital
 transactions (note 4):
 Net premiums...............      18,486
 Death benefits.............      (7,014)
 Surrenders.................    (118,017)
 Administrative expenses....      (2,629)
 Capital contribution
   (withdrawal).............          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   2,319,443
                               ---------
    Increase (decrease)
     in net assets from
     capital transactions...   2,210,269
                               ---------
Increase (decrease) in
 net assets.................   2,701,293
Net assets at beginning
 of year....................          --
                               ---------
Net assets at end of year...   2,701,293
                               =========
Change in units (note 5):
 Units purchased............     422,411
 Units redeemed.............    (208,074)
                               ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     214,337
                               =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2010

(1)DESCRIPTION OF ENTITY

   Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. The Separate Account has subaccounts that currently invest in open-end mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, they may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. Nonetheless, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed the liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   Effective November 19, 2010, the Genworth Variable Insurance Trust -- Genworth Columbia Mid Cap Value Fund -- Service Shares changed its name to the Genworth Variable Insurance Trust -- Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares.

   Eaton Vance Variable Trust -- VT Worldwide Health Sciences Fund was liquidated on September 17, 2010.

   On July 16, 2010, the Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2 was liquidated and the cash was reinvested in the Wells Fargo Variable Trust -- Wells Fargo Advantage VT Omega Growth Fund -- Class 2.

   Effective June 1, 2010, as a result of the sale of the asset management business that advised the Van Kampen family of funds to Invesco Ltd., the following fund transitions occurred: the assets and liabilities of The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares were transferred to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares; the assets and liabilities of the Van Kampen Life Investment Trust -- Capital Growth Portfolio -- Class II Shares were transferred to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares; and the assets and liabilities of the Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares were transferred to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Comstock Fund -- Series II shares.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010


   On April 30, 2010, both Genworth Variable Insurance Trust -- Genworth Thornburg International Value Fund -- Service Shares and Genworth Variable Insurance Trust -- Genworth Putnam International Capital Opportunities Fund -- Service Shares were liquidated and the cash was reinvested in Genworth Enhanced International Index Fund -- Service Shares.

   Franklin Templeton Variable Insurance Products Trust -- Templeton Global Asset Allocation Fund -- Class 2 Shares, Janus Aspen Series -- Research Core Portfolio -- Institutional Shares, Janus Aspen Series -- Global Life Sciences Portfolio -- Service Shares, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio -- Class 1 were liquidated on April 30, 2010.

   The Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund changed its name to Goldman Sachs Variable Insurance Trust -- Goldman Sachs Large Cap Value Fund -- Institutional Shares on April 30, 2010.

   The JPMorgan Insurance Trust -- JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1 changed its name to JPMorgan Insurance Trust -- JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1 effective on April 30, 2010.

   The Oppenheimer Variable Account Funds -- Oppenheimer MidCap Fund/VA -- Non-Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Non-Service Shares on April 30, 2010.

   The Oppenheimer Variable Account Funds -- Oppenheimer MidCap Fund/VA -- Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares effective April 30, 2010.

   As a result of an organizational change, effective April 2010, the name of AIM Variable Insurance Funds was changed to AIM Variable Insurance Funds (Invesco Variable Insurance Funds). In addition, references to the names of certain Portfolios of AIM Variable Insurance Funds were changed as follows:

   AIM V.I. Basic Value Fund -- Series II shares was changed to Invesco V.I. Basic Value Fund -- Series II shares;
   AIM V.I. Capital Appreciation Fund -- Series I shares was changed to Invesco V.I. Capital Appreciation Fund -- Series I shares;
   AIM V.I. Captial Development Fund -- Series I shares was changed to Invesco V.I. Captial Development Fund -- Series I shares;
   AIM V.I. Core Equity Fund -- Series I shares was changed to Invesco V.I. Core Equity Fund -- Series I shares;
   AIM V.I. Global Real Estate Fund -- Series II shares was changed to Invesco V.I. Global Real Estate Fund -- Series II shares;
   AIM V.I. Government Securities Fund -- Series I shares was changed to Invesco V.I. Government Securities Fund -- Series I shares;
   AIM V.I. International Growth Fund -- Series II shares was changed to Invesco V.I. International Growth Fund -- Series II shares;
   AIM V.I. Large Cap Growth Fund -- Series I shares was changed to Invesco V.I. Large Cap Growth Fund -- Series I shares;
   AIM V.I. Technology Fund -- Series I shares was changed to Invesco V.I. Technology Fund -- Series I shares; and
   AIM V.I. Utilities Fund -- Series I shares was changed to Invesco V.I. Utilities Fund -- Series I shares.

   On March 12, 2010, Federated Insurance Series -- Federated Clover Value Fund II -- Primary Shares were liquidated and the cash was reinvested in Federated Capital Appreciation Fund II -- Primary Shares.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010


   On April 27, 2009, both J.P.Morgan Series Trust II -- JPMorgan Bond Portfolio and JPMorgan Insurance Trust -- JPMorgan Insurance Trust Government Bond Portfolio -- Class 1 were liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio -- Class 1; J.P.Morgan Series Trust II -- JPMorgan International Equity Portfolio was liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust International Equity Portfolio; J.P.Morgan Series Trust II -- JPMorgan Mid Cap Value Portfolio was liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1; J.P.Morgan Series Trust II -- JPMorgan Small Company Portfolio was liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1; and J.P.Morgan Series Trust II -- JPMorgan U.S. Large Cap Core Equity Portfolio was liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1.

   The following Portfolios were not available to contracts issued on or after January 5, 2009:

Franklin Templeton Variable Insurance products Trust --      Franklin Templeton Variable Insurance products Trust --
  Franklin Income Securities Fund -- Class 2 Shares            Franklin Templeton VIP Founding Funds Allocation Fund --
                                                               Class 2 Shares

   As of December 31, 2010, The Prudential Series Fund -- Equity Portfolio -- Class II Shares was available as an investment option under the contract, but not shown on the statements due to not having any activity from January 1, 2009 through December 31, 2010.

   All designated Portfolios listed above are series type mutual funds.

(2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) BASIS OF PRESENTATION

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. Prior year balances related to funds liquidated in 2009 are not disclosed in the Statements of Changes in Net Assets as they are no longer active in 2010.

  (B) INVESTMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

   VALUATION INPUTS: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

  .  LEVEL 1 -- quoted prices in active markets for identical securities;

  . LEVEL 2 -- observable inputs other than Level 1 quote prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  LEVEL 3 -- unobservable inputs.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010


   The investments of the Separate Accounts are measured at fair value on a recurring basis. All the investments are categorized as Level 1 as of December 31, 2010.

   Purchases and redemptions of investments are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (C) UNIT CLASSES

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note (4)(a) below.

  (D) FEDERAL INCOME TAXES

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

  (E) PAYMENTS DURING ANNUITIZATION

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Protection Annuity rider option. Under this rider option, the assumed investment rate is 4%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (F) SUBSEQUENT EVENTS

   In January 2011, Genworth Financial announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of the variable annuity products but would continue to service existing blocks of business. The company evaluated subsequent events through the date the financial statements were issued with the SEC.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010


(3)PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2010 were:

                             COST OF     PROCEEDS
                              SHARES       FROM
FUND/PORTFOLIO               ACQUIRED   SHARES SOLD
--------------             ------------ ------------
AIM Variable Insurance
  Funds (Invesco
  Variable Insurance
  Funds)
  Invesco V.I. Basic
   Value Fund -- Series
   II shares.............. $  1,750,401 $  4,176,397
  Invesco V.I. Capital
   Appreciation Fund --
   Series I shares........      610,616    3,004,077
  Invesco V.I. Capital
   Development Fund --
   Series I shares........           --           48
  Invesco V.I. Core
   Equity Fund -- Series
   I shares...............      799,047    3,835,151
  Invesco V.I. Global
   Real Estate Fund --
   Series II shares.......      715,985      885,997
  Invesco V.I.
   Government Securities
   Fund -- Series I
   shares.................        3,781        3,643
  Invesco V.I.
   International Growth
   Fund -- Series II
   shares.................   58,775,813   67,339,349
  Invesco V.I. Large Cap
   Growth Fund -- Series
   I shares...............            6        4,488
  Invesco V.I.
   Technology Fund --
   Series I shares........           --          115
  Invesco V.I. Utilities
   Fund -- Series I
   shares.................          291           22
  Invesco Van Kampen
   V.I. Capital Growth
   Fund -- Series II
   shares.................      679,053    2,081,289
  Invesco Van Kampen
   V.I. Comstock Fund --
   Series II shares.......   18,825,474   32,695,024
  Invesco Van Kampen
   V.I. Equity and
   Income Fund -- Series
   II shares..............   13,273,510   13,092,111
AllianceBernstein
  Variable Products
  Series Fund, Inc.
  AllianceBernstein
   Balanced Wealth
   Strategy Portfolio --
   Class B................   24,818,287   26,718,302
  AllianceBernstein
   Global Thematic
   Growth Portfolio --
   Class B................    3,471,508    4,826,852
  AllianceBernstein
   Growth and Income
   Portfolio -- Class B...    7,103,677   20,448,918
  AllianceBernstein
   International Value
   Portfolio -- Class B...  104,872,336  112,994,962
  AllianceBernstein
   Large Cap Growth
   Portfolio -- Class B...    1,390,973    4,523,408
  AllianceBernstein
   Small Cap Growth
   Portfolio -- Class B...   14,934,604    6,876,923
American Century
  Variable Portfolios
  II, Inc.
  VP Inflation
   Protection Fund --
   Class II...............  121,533,150  165,334,369
American Century
  Variable Portfolios,
  Inc.
  VP Income & Growth
   Fund -- Class I........        8,100       67,645
  VP International Fund
   -- Class I.............    2,811,992    3,739,648
  VP Ultra(R) Fund --
   Class I................        5,151       25,496
  VP Value Fund -- Class
   I......................       26,441       33,012
BlackRock Variable
  Series Funds, Inc.
  BlackRock Basic Value
   V.I. Fund -- Class
   III Shares.............    3,541,830    2,650,171
  BlackRock Global
   Allocation V.I. Fund
   -- Class III Shares....  322,458,813  321,723,042
  BlackRock Large Cap
   Growth V.I. Fund --
   Class III Shares.......      624,338      686,622
  BlackRock Value
   Opportunities V.I.
   Fund -- Class III
   Shares.................    8,598,417    4,478,347
Columbia Funds Variable
  Insurance Trust I
  Columbia Marsico
   Growth Fund, Variable
   Series -- Class A......    5,903,684   10,384,490
  Columbia Marsico
   International
   Opportunities Fund,
   Variable Series --
   Class B................   51,678,831   62,797,575
DWS Variable Series II
  DWS Dreman Small Mid
   Cap Value VIP --
   Class B Shares.........       31,009       12,503
  DWS Strategic Value
   VIP -- Class B Shares..        7,168       17,197
  DWS Technology VIP --
   Class B Shares.........          213          887
Dreyfus
  Dreyfus Investment
   Portfolios MidCap
   Stock Portfolio --
   Initial Shares.........        2,265        6,742
  Dreyfus Variable
   Investment Fund --
   Money Market Portfolio.    2,468,214    2,309,522
  The Dreyfus Socially
   Responsible Growth
   Fund, Inc. -- Initial
   Shares.................       42,699      175,276

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                             COST OF     PROCEEDS
                              SHARES       FROM
FUND/PORTFOLIO               ACQUIRED   SHARES SOLD
--------------             ------------ ------------
Eaton Vance Variable
  Trust
  VT Floating -- Rate
   Income Fund............ $ 51,452,988 $ 83,453,845
  VT Worldwide Health
   Sciences Fund..........    1,709,361   10,102,414
Evergreen Variable
  Annuity Trust
  Evergreen VA Omega
   Fund -- Class 2........    5,422,547   12,267,797
Federated Insurance
  Series
  Federated Capital
   Appreciation Fund II
   -- Primary Shares......   14,154,856    2,300,576
  Federated Capital
   Income Fund II.........    2,608,906    3,952,038
  Federated Clover Value
   Fund II -- Primary
   Shares.................      372,004   14,482,202
  Federated High Income
   Bond Fund II --
   Primary Shares.........   15,385,360   17,327,835
  Federated High Income
   Bond Fund II --
   Service Shares.........   23,098,266   19,315,084
  Federated Kaufmann
   Fund II -- Service
   Shares.................   60,666,075   56,253,957
Fidelity(R) Variable
  Insurance Products Fund
  VIP Asset ManagerSM
   Portfolio -- Initial
   Class..................    6,486,363   15,387,536
  VIP Asset ManagerSM
   Portfolio -- Service
   Class 2................    3,757,762    6,153,354
  VIP Balanced Portfolio
   -- Service Class 2.....   48,420,179   50,169,784
  VIP Contrafund(R)
   Portfolio -- Initial
   Class..................   22,808,190   45,029,019
  VIP Contrafund(R)
   Portfolio -- Service
   Class 2................   43,746,040   63,198,670
  VIP Dynamic Capital
   Appreciation
   Portfolio -- Service
   Class 2................      668,632      912,974
  VIP Equity-Income
   Portfolio -- Initial
   Class..................   15,450,174   34,331,285
  VIP Equity-Income
   Portfolio -- Service
   Class 2................   21,259,490   33,209,495
  VIP Growth & Income
   Portfolio -- Initial
   Class..................    6,496,359   10,536,707
  VIP Growth & Income
   Portfolio -- Service
   Class 2................    2,726,138    5,234,895
  VIP Growth
   Opportunities
   Portfolio -- Initial
   Class..................    2,174,975    4,226,114
  VIP Growth Portfolio
   -- Initial Class.......    7,821,304   18,437,645
  VIP Growth Portfolio
   -- Service Class 2.....    4,216,197   11,352,511
  VIP Investment Grade
   Bond Portfolio --
   Service Class 2........   18,068,903   18,609,042
  VIP Mid Cap Portfolio
   -- Initial Class.......          480          536
  VIP Mid Cap Portfolio
   -- Service Class 2.....   31,989,673   49,214,165
  VIP Overseas Portfolio
   -- Initial Class.......    6,284,382   10,811,985
  VIP Value Strategies
   Portfolio -- Service
   Class 2................    6,834,174    7,045,073
Franklin Templeton
  Variable Insurance
  Products Trust
  Franklin Income
   Securities Fund --
   Class 2 Shares.........  464,885,016  518,416,981
  Franklin Large Cap
   Growth Securities
   Fund -- Class 2 Shares.       22,275       70,119
  Franklin Templeton VIP
   Founding Funds
   Allocation Fund --
   Class 2 Shares.........   98,820,631  113,923,139
  Mutual Shares
   Securities Fund --
   Class 2 Shares.........   66,612,270   91,298,156
  Templeton Foreign
   Securities Fund --
   Class 1 Shares.........    4,438,289    4,441,824
  Templeton Foreign
   Securities Fund --
   Class 2 Shares.........    2,769,508    3,630,726
  Templeton Global Asset
   Allocation Fund --
   Class 2 Shares.........       54,180      144,670
  Templeton Global Bond
   Securities Fund --
   Class 1 Shares.........    2,914,487    2,286,256
  Templeton Growth
   Securities Fund --
   Class 2 Shares.........    5,853,095    7,340,800
GE Investments Funds,
  Inc.
  Core Value Equity Fund
   -- Class 1 Shares......    1,334,341    4,809,892
  Income Fund -- Class 1
   Shares.................   20,475,482   27,125,544
  International Equity
   Fund -- Class 1 Shares.    4,181,395    7,460,545
  Mid-Cap Equity Fund --
   Class 1 Shares.........   20,931,578   35,783,915
  Money Market Fund.......  481,429,675  542,624,403

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                             COST OF     PROCEEDS
                              SHARES       FROM
FUND/PORTFOLIO               ACQUIRED   SHARES SOLD
--------------             ------------ ------------
  Premier Growth Equity
   Fund -- Class 1 Shares. $  4,667,297 $ 11,868,574
  Real Estate Securities
   Fund -- Class 1 Shares.   51,905,945   59,435,002
  S&P 500(R) Index Fund...   25,413,983   54,284,097
  Small-Cap Equity Fund
   -- Class 1 Shares......    8,138,785   18,410,284
  Total Return Fund --
   Class 1 Shares.........  136,127,808  201,580,128
  Total Return Fund --
   Class 3 Shares.........  545,318,053  627,197,096
  U.S. Equity Fund --
   Class 1 Shares.........    4,473,114   10,852,784
Genworth Variable
  Insurance Trust
  Genworth Calamos
   Growth Fund --
   Service Shares.........   71,388,997   61,787,326
  Genworth Davis NY
   Venture Fund --
   Service Shares.........    1,774,224    1,538,573
  Genworth Eaton Vance
   Large Cap Value Fund
   -- Service Shares......   61,559,579   87,484,791
  Genworth Enhanced
   International Index
   Fund -- Service Shares.   75,020,815   60,828,828
  Genworth Goldman Sachs
   Enhanced Core Bond
   Index Fund -- Service
   Shares.................  235,425,488  150,558,553
  Genworth Legg Mason
   ClearBridge
   Aggressive Growth
   Fund -- Service Shares.   75,030,904  114,567,364
  Genworth PIMCO
   StocksPLUS Fund --
   Service Shares.........  244,846,250  184,054,732
  Genworth PYRAMIS(R)
   Small/Mid Cap Core
   Fund -- Service Shares.   63,351,491   54,847,118
  Genworth Putnam
   International Capital
   Opportunities Fund --
   Service Shares.........   17,439,615   42,767,519
  Genworth Thornburg
   International Value
   Fund -- Service Shares.   22,245,095   44,887,817
Goldman Sachs Variable
  Insurance Trust
  Goldman Sachs Large
   Cap Value Fund --
   Institutional Shares...    5,923,935    8,366,234
  Goldman Sachs Mid Cap
   Value Fund.............   17,093,392   29,275,418
JPMorgan Insurance Trust
  JPMorgan Insurance
   Trust Balanced
   Portfolio -- Class 1...       48,946      176,174
  JPMorgan Insurance
   Trust Core Bond
   Portfolio -- Class 1...   12,221,186   10,635,708
  JPMorgan Insurance
   Trust Equity Index
   Portfolio -- Class 1...    7,004,073    5,804,345
  JPMorgan Insurance
   Trust International
   Equity Portfolio --
   Class 1................       27,613       28,865
  JPMorgan Insurance
   Trust Intrepid Growth
   Portfolio -- Class 1...    2,193,149    2,587,246
  JPMorgan Insurance
   Trust Intrepid Mid
   Cap Portfolio --
   Class 1................    1,773,107    1,650,779
  JPMorgan Insurance
   Trust Mid Cap Growth
   Portfolio -- Class 1...    1,730,310    1,666,335
  JPMorgan Insurance
   Trust Mid Cap Value
   Portfolio -- Class 1...       21,981       48,206
  JPMorgan Insurance
   Trust Small Cap Core
   Portfolio -- Class 1...        6,024          818
  JPMorgan Insurance
   Trust U.S. Equity
   Portfolio -- Class 1...    6,912,168    5,905,178
Janus Aspen Series
  Balanced Portfolio --
   Institutional Shares...   16,307,683   34,133,727
  Balanced Portfolio --
   Service Shares.........   70,420,302   87,006,745
  Enterprise Portfolio
   -- Institutional
   Shares.................    4,879,630   14,145,103
  Enterprise Portfolio
   -- Service Shares......    1,995,076    3,008,019
  Flexible Bond
   Portfolio --
   Institutional Shares...   15,803,054   17,613,928
  Forty Portfolio --
   Institutional Shares...    7,532,160   18,976,692
  Forty Portfolio --
   Service Shares.........   61,325,383  115,676,610
  Global Life Sciences
   Portfolio -- Service
   Shares.................      262,530    7,698,924
  Global Technology
   Portfolio -- Service
   Shares.................    2,952,093    3,309,680
  Janus Portfolio --
   Institutional Shares...    4,280,188   15,575,252
  Janus Portfolio --
   Service Shares.........      127,238    1,486,475
  Overseas Portfolio --
   Institutional Shares...   20,599,746   35,990,172
  Overseas Portfolio --
   Service Shares.........      446,335    5,413,237
  Research Core
   Portfolio --
   Institutional Shares...          126        4,078
  Worldwide Portfolio --
   Institutional Shares...    3,951,186   13,330,000
  Worldwide Portfolio --
   Service Shares.........      861,392    2,395,222

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------            ------------ ------------
Legg Mason Partners
  Variable Equity Trust
  Legg Mason ClearBridge
   Variable Aggressive
   Growth Portfolio --
   Class II.............. $    683,428 $  2,133,400
  Legg Mason ClearBridge
   Variable Equity
   Income Builder
   Portfolio -- Class I..    1,492,984    2,684,084
  Legg Mason ClearBridge
   Variable Equity
   Income Builder
   Portfolio -- Class II.    5,699,326    6,200,603
  Legg Mason ClearBridge
   Variable Fundamental
   All Cap Value
   Portfolio -- Class I..    4,866,786    6,464,462
  Legg Mason ClearBridge
   Variable Large Cap
   Value Portfolio --
   Class I...............    2,875,734    4,477,999
Legg Mason Partners
  Variable Income Trust
  Legg Mason Western
   Asset Variable
   Strategic Bond
   Portfolio -- Class I..    9,350,344   11,311,064
MFS(R) Variable
  Insurance Trust
  MFS(R) Investors
   Growth Stock Series
   -- Service Class
   Shares................    1,027,163    4,052,145
  MFS(R) Investors Trust
   Series -- Service
   Class Shares..........      600,846    2,504,053
  MFS(R) New Discovery
   Series -- Service
   Class Shares..........   11,957,645   12,415,375
  MFS(R) Strategic
   Income Series --
   Service Class Shares..      263,594      616,917
  MFS(R) Total Return
   Series -- Service
   Class Shares..........   44,143,395   46,675,706
  MFS(R) Utilities
   Series -- Service
   Class Shares..........    8,599,673   14,908,229
Oppenheimer Variable
  Account Funds
  Oppenheimer Balanced
   Fund/VA --
   Non-Service Shares....    2,618,192    6,044,484
  Oppenheimer Balanced
   Fund/VA -- Service
   Shares................   15,518,410   18,792,693
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Non-Service Shares.    2,634,658   10,801,880
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Service Shares.....    1,021,070    2,887,148
  Oppenheimer Core Bond
   Fund/VA --
   Non-Service Shares....   20,206,190   23,028,442
  Oppenheimer Global
   Securities Fund/VA --
   Service Shares........   56,851,695   67,799,348
  Oppenheimer High
   Income Fund/VA --
   Non-Service Shares....    3,832,096    4,740,559
  Oppenheimer Main
   Street Fund/VA --
   Service Shares........  231,029,287  182,815,894
  Oppenheimer Main
   Street Small Cap
   Fund/VA -- Service
   Shares................  114,642,182   70,071,581
  Oppenheimer Small- &
   Mid-Cap Growth
   Fund/VA --
   Non-Service Shares....    2,526,867    6,413,828
  Oppenheimer Small- &
   Mid-Cap Growth
   Fund/VA -- Service
   Shares................    1,183,257    1,149,181
PIMCO Variable Insurance
  Trust
  All Asset Portfolio --
   Advisor Class Shares..   17,543,059    5,100,831
  Foreign Bond Portfolio
   (U.S. Dollar Hedged)
   -- Administrative
   Class Shares..........    1,866,966    2,432,338
  High Yield Portfolio
   -- Administrative
   Class Shares..........   89,418,631   95,863,435
  Long-Term U.S.
   Government Portfolio
   -- Administrative
   Class Shares..........   40,780,837   77,994,401
  Low Duration Portfolio
   -- Administrative
   Class Shares..........  274,910,833  315,308,863
  Total Return Portfolio
   -- Administrative
   Class Shares..........  377,169,843  330,602,929
Rydex Variable Trust
  NASDAQ -- 100(R) Fund..    4,448,128    6,640,487
The Alger Portfolios
  Alger Large Cap Growth
   Portfolio -- Class I
   - 2 Shares............    6,480,222   12,154,216
  Alger Small Cap Growth
   Portfolio -- Class I
   - 2 Shares............    7,769,338   12,050,144
The Prudential Series
  Fund
  Jennison 20/20 Focus
   Portfolio -- Class II
   Shares................   19,020,423   24,611,640
  Jennison Portfolio --
   Class II Shares.......      226,932      730,944
  Natural Resources
   Portfolio -- Class II
   Shares................   31,816,168   47,697,006
  SP International
   Growth Portfolio --
   Class II Shares.......          164          964
  SP Prudential U.S.
   Emerging Growth
   Portfolio -- Class II
   Shares................        1,275          509
Wells Fargo Variable
  Trust
  Wells Fargo Advantage
   VT Omega Growth Fund
   -- Class 2............    4,348,183    2,152,563

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010


(4)RELATED PARTY TRANSACTIONS

  (A) GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

   Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note (6) presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 MORTALITY AND EXPENSE RISK CHARGE      0.40% -- 2.40% of the daily value of
 (INCLUDING BENEFIT RIDERS)             the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 ADMINISTRATIVE CHARGE                  0.15% -- 0.35% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 ANNUAL ADMINISTRATIVE CHARGE           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 SURRENDER CHARGE                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLAIC.

  (C) CAPITALIZATION

   Affiliates of the Separate Account have capitalized certain portfolios of Genworth Variable Insurance Trust.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010


  (D) BONUS CREDIT

   For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners.

  (E) CAPITAL BROKERAGE CORPORATION

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulation Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies and certain guaranteed income annuity contracts issued by GLAIC. CBC also serves as distributor and principal underwriter for the Genworth Variable Insurance Trust. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

  (F) GENWORTH VARIABLE INSURANCE TRUST

   Genworth Variable Insurance Trust (the "Fund") is an open-end diversified management investment company. Genworth Financial Wealth Management ("GFWM") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly-owned subsidiary of Genworth Financial, Inc. GFWM currently serves as investment adviser to the Fund. As compensation for its services, GFWM is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate for the following series as follows: 0.75% for the Genworth Calamos Growth Fund -- Service Shares, 0.50% for the Genworth Davis NY Venture Fund -- Service Shares, 0.50% for the Genworth Eaton Vance Large Cap Value Fund -- Service Shares, 0.08% for the Genworth Enhanced International Index Fund -- Service Shares, 0.30% for the Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, 0.45% for the Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, 0.35% for the Genworth PIMCO StocksPLUS Fund -- Service Shares and 0.60% for the Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares.

  (5) CAPITAL TRANSACTIONS

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2010 and 2009 are reflected in the Statements of Changes in Net Assets.

  (6) FINANCIAL HIGHLIGHTS

   GLAIC variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2010, 2009, 2008, 2007 and 2006 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2010 and were available to contract owners during 2010.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                    EXPENSES AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
AIM Variable Insurance Funds
  (Invesco Variable
  Insurance Funds)
 Invesco V.I. Basic Value Fund --
   Series II shares
   2010............................ 1.45% to 2.30% 1,024,833 11.85 to  8.13 11,426    0.34%      5.40% to    4.49%
   2009............................ 1.45% to 2.30% 1,244,958 11.24 to  7.78 13,225    1.21%     45.60% to   44.34%
   2008............................ 1.45% to 2.30% 1,471,353  7.72 to  5.39 10,642    2.32%   (52.60)% to (53.01)%
   2007............................ 1.45% to 2.30% 1,659,393 16.29 to 11.47 25,722    0.36%    (0.11)% to  (0.98)%
   2006............................ 1.45% to 2.30% 1,909,128 16.31 to 11.58 29,813    0.41%     11.31% to   10.35%
 Invesco V.I. Capital Appreciation
   Fund -- Series I shares
   2010............................ 0.75% to 2.10% 1,661,457  6.44 to  9.23 11,055    0.72%     14.62% to   13.07%
   2009............................ 0.75% to 2.10% 2,055,902  5.62 to  8.16 12,020    0.62%     20.17% to   18.54%
   2008............................ 0.75% to 2.10% 2,405,091  4.68 to  6.89 11,716    0.00%   (42.92)% to (43.70)%
   2007............................ 0.75% to 2.10% 3,057,845  8.19 to 12.23 25,929    0.00%     11.17% to    9.65%
   2006............................ 0.75% to 2.30% 3,971,594  7.37 to 11.01 30,220    0.06%      5.51% to    3.86%
 Invesco V.I. Capital Development
   Fund -- Series I shares
   2010............................ 0.75% to 0.75%       507 14.10 to 14.10      7    0.00%     17.89% to   17.89%
   2009............................ 0.75% to 0.75%       507 11.96 to 11.96      6    0.00%     41.30% to   41.30%
   2008............................ 0.75% to 0.75%     2,002  8.47 to  8.47     17    1.66%   (47.42)% to (47.42)%
   2007............................ 0.75% to 0.75%     1,328 16.10 to 16.10     21    3.05%     10.01% to   10.01%
   2006............................ 0.75% to 0.75%     1,195 14.64 to 14.64     17    0.12%     15.65% to   15.65%
 Invesco V.I. Core Equity Fund --
   Series I shares
   2010............................ 0.75% to 2.30% 1,232,785  9.73 to 10.39 13,194    0.94%      8.73% to    7.04%
   2009............................ 0.75% to 2.30% 1,515,620  8.95 to  9.71 15,053    1.76%     27.34% to   25.35%
   2008............................ 0.75% to 2.30% 1,854,854  7.03 to  7.75 14,617    2.07%   (30.67)% to (31.75)%
   2007............................ 0.75% to 2.30% 2,208,336 10.14 to 11.35 25,386    1.02%      7.30% to    5.62%
   2006............................ 0.75% to 0.75% 2,749,575  9.45 to  9.45 29,700    0.81%     15.83% to   15.83%
 Invesco V.I. Global Real Estate
   Fund -- Series II shares
   2010............................ 1.45% to 2.20%    22,456 12.16 to  6.98    242    4.63%     15.54% to   14.66%
   2009............................ 1.45% to 2.20%    43,366 10.53 to  6.09    396    0.00%     29.20% to   28.21%
   2008............................ 1.45% to 2.20%    47,714  8.15 to  4.75    339   15.03%   (45.52)% to (45.94)%
   2007............................ 1.45% to 2.20%    17,946 14.96 to 11.71    242   10.30%    (7.14)% to  (7.85)%
   2006............................ 1.45% to 2.05%     2,948 16.11 to 14.94     47    2.29%     40.18% to   39.33%
 Invesco V.I. Government
   Securities Fund --
   Series I shares
   2010............................ 0.75% to 0.75%       183 15.56 to 15.56      3    7.16%      4.61% to    4.61%
   2009............................ 0.75% to 0.75%       183 14.88 to 14.88      3    4.44%    (0.61)% to  (0.61)%
   2008............................ 0.75% to 0.75%     1,504 14.97 to 14.97     22    4.17%     11.47% to   11.47%
   2007............................ 0.75% to 0.75%     1,558 13.43 to 13.43     21    5.18%      5.54% to    5.54%
   2006............................ 0.75% to 0.75%     1,223 12.72 to 12.72     16    7.79%      2.78% to    2.78%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                    EXPENSES AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Invesco V.I. International Growth
   Fund -- Series II shares
   2010............................ 1.45% to 2.55% 5,363,817 15.15 to  8.64 64,184   1.64%      10.98% to    9.74%
   2009............................ 1.45% to 2.55% 6,644,958 13.65 to  7.88 67,967   1.42%      32.96% to   31.47%
   2008............................ 1.45% to 2.55% 6,349,635 10.27 to  5.99 51,090   0.49%    (41.39)% to (42.05)%
   2007............................ 1.45% to 2.55% 5,648,638 17.52 to 10.34 89,441   0.47%      12.75% to    5.07%
   2006............................ 1.45% to 2.30% 2,947,792 15.54 to 13.39 43,431   1.38%      26.03% to   24.95%
 Invesco V.I. Large Cap Growth
   Fund -- Series I shares
   2010............................ 1.45% to 1.45%       126 10.15 to 10.15      1   0.48%      15.55% to   15.55%
   2009............................ 1.45% to 2.05%       665  8.78 to  8.59      6   0.17%      24.17% to   23.41%
   2008............................ 1.45% to 1.45%     2,501  7.07 to  7.07     18   0.01%    (39.18)% to (39.18)%
   2007............................ 1.45% to 1.45%     2,692 11.63 to 11.63     31   0.03%      13.96% to   13.96%
   2006............................ 1.45% to 2.20%     2,805 10.20 to 10.15     29   0.22%       2.03% to    1.51%
 Invesco V.I. Technology Fund --
   Series I shares
   2010............................ 0.75% to 0.75%     3,227  3.67 to  3.67     12   0.00%      20.39% to   20.39%
   2009............................ 0.75% to 0.75%     3,240  3.05 to  3.05     10   0.00%      56.18% to   56.18%
   2008............................ 0.75% to 0.75%     3,253  1.95 to  1.95      6   0.00%    (44.92)% to (44.92)%
   2007............................ 0.75% to 0.75%     3,184  3.55 to  3.55     11   0.00%       6.89% to    6.89%
   2006............................ 0.75% to 0.75%     3,165  3.32 to  3.32     11   0.00%       9.66% to    9.66%
 Invesco V.I. Utilities Fund --
   Series I shares
   2010............................ 0.75% to 0.75%       298 10.36 to 10.36      3   3.72%       5.50% to    5.50%
   2009............................ 0.75% to 0.75%       279  9.82 to  9.82      3   4.76%      14.07% to   14.07%
   2008............................ 0.75% to 0.75%       404  8.61 to  8.61      3   3.05%    (32.86)% to (32.86)%
   2007............................ 0.75% to 0.75%       290 12.82 to 12.82      4   2.00%      19.73% to   19.73%
   2006............................ 0.75% to 0.75%       817 10.71 to 10.71      9   3.28%      24.52% to   24.52%
 Invesco Van Kampen V.I. Capital
   Growth Fund -- Series II shares
   2010............................ 1.45% to 2.20%   607,306 14.82 to 12.25  7,547   0.00%      17.83% to   16.94%
   2009............................ 1.45% to 2.20%   728,917 12.58 to 10.48  7,696   0.00%      63.24% to   62.00%
   2008............................ 1.45% to 2.20%   768,760  7.71 to  6.47  4,972   0.20%    (49.85)% to (50.24)%
   2007............................ 1.45% to 2.20%   889,144 15.37 to 12.99 11,432   0.00%      14.94% to   14.06%
   2006............................ 1.45% to 2.30% 1,002,002 13.37 to 10.56 11,111   0.00%       1.14% to    0.27%
 Invesco Van Kampen V.I. Equity
   and Income Fund --
   Series II shares
   2010............................ 1.45% to 2.55% 1,478,342  9.91 to  9.51 14,342   1.92%      10.41% to    9.18%
   2009............................ 1.45% to 2.55% 1,446,343  8.97 to  8.71 12,783   2.83%      20.71% to   19.37%
   2008............................ 1.45% to 2.55% 1,246,305  7.43 to  7.30  9,170   3.20%    (23.80)% to (24.65)%
   2007............................ 1.45% to 2.55%   729,990  9.76 to  9.68  7,085   0.59%     (3.59)% to  (4.67)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                  EXPENSES AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 Invesco Van Kampen V.I.
   Comstock Fund --
   Series II shares
   2010.......................... 1.45% to 2.55%  3,775,362 14.93 to  8.05  48,250   0.14%      14.02% to   12.75%
   2009.......................... 1.45% to 2.55%  4,892,907 13.09 to  7.14  55,253   4.31%      26.55% to   25.13%
   2008.......................... 1.45% to 2.55%  5,740,584 10.35 to  5.70  51,764   2.74%    (36.73)% to (37.44)%
   2007.......................... 1.45% to 2.55%  9,721,170 16.35 to  9.12 131,463   1.56%     (3.75)% to (12.88)%
   2006.......................... 1.45% to 2.30%  7,575,129 16.99 to 11.94 111,331   2.41%      14.37% to   13.38%
AllianceBernstein Variable
  Products Series Fund, Inc.
 AllianceBernstein Balanced
   Wealth Strategy Portfolio --
   Class B
   2010.......................... 1.45% to 2.55%  2,786,369  9.35 to  9.00  25,232   2.62%       8.70% to    7.49%
   2009.......................... 1.45% to 2.55%  3,039,389  8.60 to  8.38  25,460   0.82%      22.65% to   21.28%
   2008.......................... 1.45% to 2.55%  2,363,636  7.01 to  6.91  16,167   3.18%    (31.22)% to (31.99)%
   2007.......................... 1.45% to 2.55%    724,121 10.19 to 10.15   7,350   0.00%       5.66% to    4.49%
 AllianceBernstein Global
   Thematic Growth Portfolio --
   Class B
   2010.......................... 1.45% to 2.10%    394,801 16.07 to 11.18   5,915   2.17%      16.86% to   16.09%
   2009.......................... 1.45% to 2.10%    506,727 13.75 to  9.63   6,577   0.00%      50.92% to   49.93%
   2008.......................... 1.45% to 2.10%    352,242  9.11 to  6.42   3,098   0.00%    (48.23)% to (48.57)%
   2007.......................... 1.45% to 2.10%    367,210 17.60 to 12.49   6,431   0.00%      18.15% to   17.36%
   2006.......................... 1.45% to 2.30%    279,527 14.90 to 11.26   4,147   0.00%       6.81% to    5.90%
 AllianceBernstein Growth and
   Income Portfolio -- Class B
   2010.......................... 1.15% to 2.30%  5,683,543 13.06 to  9.22  62,977   0.00%      11.50% to   10.21%
   2009.......................... 1.15% to 2.30%  6,922,845 11.71 to  8.37  68,933   3.49%      18.97% to   17.58%
   2008.......................... 1.15% to 2.30%  8,422,022  9.84 to  7.12  70,944   4.34%    (41.38)% to (42.06)%
   2007.......................... 1.15% to 2.30% 10,474,263 16.79 to 12.28 151,327   1.54%       3.65% to    2.44%
   2006.......................... 1.15% to 2.30% 13,122,419 16.20 to 11.99 183,423   1.15%      15.64% to   14.30%
 AllianceBernstein International
   Value Portfolio -- Class B
   2010.......................... 1.45% to 2.55% 10,331,067 10.51 to  5.95  81,554   2.85%       2.79% to    1.64%
   2009.......................... 1.45% to 2.55% 11,097,457 10.22 to  5.86  87,523   1.12%      32.41% to   30.93%
   2008.......................... 1.45% to 2.55% 11,076,363  7.72 to  4.47  68,474   2.08%    (53.96)% to (54.48)%
   2007.......................... 1.45% to 2.55% 12,061,917 16.77 to  9.83 180,154   2.45%       4.04% to  (2.59)%
   2006.......................... 1.45% to 2.30%  6,462,121 16.12 to 14.06  98,953   1.37%      33.17% to   32.02%
 AllianceBernstein Large Cap
   Growth Portfolio -- Class B
   2010.......................... 1.45% to 2.30%  2,031,712 13.21 to  9.95  14,888   0.28%       8.24% to    7.31%
   2009.......................... 1.45% to 2.30%  2,483,124 12.21 to  9.27  16,764   0.00%      35.12% to   33.95%
   2008.......................... 1.45% to 2.30%  2,968,259  9.03 to  6.92  14,864   0.00%    (40.69)% to (41.21)%
   2007.......................... 1.45% to 2.30%  3,521,483 15.23 to 11.77  29,206   0.00%      11.96% to   10.99%
   2006.......................... 1.45% to 2.30%  4,382,691 13.61 to 10.61  32,212   0.00%     (2.08)% to  (2.92)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                   EXPENSES AS A                             NET    INVESTMENT
                                    % OF AVERAGE                            ASSETS    INCOME
                                   NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                   -------------- ---------- -------------- ------- ---------- --------------------
 AllianceBernstein Small Cap
   Growth Portfolio -- Class B
   2010........................... 1.45% to 2.30%  1,559,796 10.63 to 10.21  16,698   0.00%      34.61% to   33.45%
   2009........................... 1.45% to 2.20%    725,939  7.90 to  7.68   5,848   0.00%      39.23% to   38.18%
   2008........................... 1.45% to 2.20%    791,595  5.67 to  5.56   4,590   0.00%    (46.41)% to (46.82)%
   2007........................... 1.45% to 1.70%  1,047,111 10.59 to 10.19  11,344   0.00%      12.04% to   11.75%
   2006........................... 1.50% to 1.70%    781,360  9.24 to  9.12   7,654   0.00%       8.85% to    8.63%
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection
   Fund -- Class II
   2010........................... 1.45% to 2.55%  7,721,667 11.74 to 11.10  87,434   1.66%       3.57% to    2.42%
   2009........................... 1.45% to 2.55% 11,759,735 11.34 to 10.84 128,852   1.88%       8.64% to    7.43%
   2008........................... 1.45% to 2.55%  8,364,576 10.44 to 10.09  84,952   1.46%     (3.03)% to  (4.11)%
   2007........................... 1.45% to 2.30%    387,959 10.76 to 10.61   4,157   4.68%       7.91% to    6.98%
   2006........................... 1.45% to 2.30%    389,505  9.97 to  9.92   3,877   3.38%       0.11% to  (0.75)%
American Century Variable
  Portfolios, Inc.
 VP Income & Growth
   Fund -- Class I
   2010........................... 1.45% to 2.05%      9,392 13.62 to  9.56     102   1.46%      12.49% to   11.81%
   2009........................... 1.45% to 2.05%     14,396 12.11 to  8.55     150   4.35%      16.39% to   15.68%
   2008........................... 1.45% to 2.05%     10,530 10.40 to  7.39      88   2.00%    (35.54)% to (35.93)%
   2007........................... 1.45% to 2.05%      9,983 16.14 to 11.54     132   1.83%     (1.52)% to  (2.13)%
   2006........................... 1.45% to 2.05%      9,996 16.39 to 11.79     136   1.21%      15.39% to   14.69%
 VP International Fund -- Class I
   2010........................... 1.45% to 2.20%     88,669 18.25 to  8.42   1,174   2.18%      11.65% to   10.80%
   2009........................... 1.45% to 2.20%    181,662 16.35 to  7.60   2,038   2.24%      31.83% to   30.82%
   2008........................... 1.45% to 2.20%    222,588 12.40 to  5.81   1,908   0.80%    (45.62)% to (46.04)%
   2007........................... 1.45% to 2.20%    205,260 22.80 to 12.42   3,331   0.58%      16.34% to   15.45%
   2006........................... 1.45% to 2.05%    111,161 19.60 to 13.06   1,556   0.06%      23.22% to   22.47%
 VP Ultra(R) Fund -- Class I
   2010........................... 1.45% to 2.05%      5,168 12.89 to 10.19      56   0.55%      14.40% to   13.71%
   2009........................... 1.45% to 2.05%      6,963 11.27 to  8.96      68   0.25%      32.53% to   31.72%
   2008........................... 1.45% to 2.05%      6,048  8.50 to  6.81      43   0.00%    (42.33)% to (42.68)%
   2007........................... 1.45% to 2.05%      4,990 14.74 to 11.87      62   0.00%      19.25% to   18.52%
   2006........................... 1.45% to 2.05%      5,745 12.36 to 10.02      60   0.00%     (4.67)% to  (5.25)%
 VP Value Fund -- Class I
   2010........................... 1.45% to 1.45%     14,013 15.09 to 15.09     211   2.23%      11.78% to   11.78%
   2009........................... 1.45% to 2.05%     14,765 13.50 to  9.60     197   5.51%      18.13% to   17.41%
   2008........................... 1.45% to 2.10%     16,009 11.43 to  7.43     176   7.26%    (27.84)% to (28.32)%
   2007........................... 1.45% to 2.10%     14,003 15.84 to 10.37     212   6.30%     (6.52)% to  (7.14)%
   2006........................... 1.45% to 2.05%     22,032 16.94 to 12.27     308   2.37%      16.94% to   16.23%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                  EXPENSES AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
BlackRock Variable Series
  Funds, Inc.
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2010.......................... 1.45% to 2.30%  1,177,535 11.73 to 10.69  12,848    1.47%     10.88% to    9.93%
   2009.......................... 1.45% to 2.30%  1,087,566 10.58 to  9.73  10,705    1.87%     28.97% to   27.86%
   2008.......................... 1.45% to 2.30%  1,119,238  8.20 to  7.61   8,865    2.10%   (37.82)% to (38.36)%
   2007.......................... 1.45% to 2.30%  1,229,722 13.19 to 12.34  16,049    2.41%      0.05% to  (0.82)%
   2006.......................... 1.45% to 2.30%  1,008,415 13.18 to 12.44  13,161    4.05%     19.84% to   18.81%
 BlackRock Global Allocation
   V.I. Fund -- Class III Shares
   2010.......................... 1.45% to 2.55% 43,089,284 14.90 to 10.78 503,674    1.12%      8.17% to    6.96%
   2009.......................... 1.45% to 2.55% 42,888,160 13.78 to 10.08 466,813    2.02%     19.16% to   17.83%
   2008.......................... 1.45% to 2.55% 37,014,846 11.56 to  8.55 343,978    2.67%   (20.84)% to (21.72)%
   2007.......................... 1.45% to 2.55% 20,599,329 14.61 to 10.93 265,528    5.93%     15.05% to   14.10%
   2006.......................... 1.45% to 2.30%  5,164,141 12.69 to 11.78  60,201    9.12%     14.72% to   13.74%
 BlackRock Large Cap Growth
   V.I. Fund -- Class III Shares
   2010.......................... 1.45% to 1.85%    311,277 10.94 to 10.65   3,386    0.45%     13.43% to   12.97%
   2009.......................... 1.45% to 2.10%    316,268  9.64 to  9.29   3,034    0.38%     24.79% to   23.97%
   2008.......................... 1.45% to 2.10%    310,603  7.73 to  7.49   2,390    0.26%   (41.75)% to (42.14)%
   2007.......................... 1.45% to 2.10%    245,703 13.27 to 12.95   3,246    0.06%      6.49% to    5.79%
   2006.......................... 1.45% to 2.30%    234,288 12.46 to 11.34   2,912    0.06%      5.34% to    4.43%
 BlackRock Value Opportunities
   V.I. Fund -- Class III Shares
   2010.......................... 1.45% to 2.30%    897,172 12.34 to 10.26  10,786    0.64%     26.45% to   25.36%
   2009.......................... 1.45% to 2.30%    554,479  9.76 to  8.18   5,196    0.61%     26.21% to   25.12%
   2008.......................... 1.45% to 2.30%    582,155  7.73 to  6.54   4,345    3.25%   (41.08)% to (41.59)%
   2007.......................... 1.45% to 2.30%    575,082 13.12 to 11.20   7,408    5.34%    (2.59)% to  (3.43)%
   2006.......................... 1.45% to 2.30%    543,167 13.47 to 11.59   7,200   47.14%     10.65% to    9.70%
Columbia Funds Variable
  Insurance Trust I
 Columbia Marsico Growth
   Fund, Variable
   Series -- Class A
   2010.......................... 1.45% to 2.30%  2,739,466 15.75 to 11.00  38,736    0.12%     19.79% to   18.76%
   2009.......................... 1.45% to 2.30%  3,064,123 13.15 to  9.26  36,308    0.78%     24.83% to   23.75%
   2008.......................... 1.45% to 2.30%  3,282,592 10.53 to  7.49  32,303    0.31%   (40.33)% to (40.84)%
   2007.......................... 1.45% to 2.30%  4,177,012 17.65 to 12.65  71,729    0.08%     15.76% to   14.76%
   2006.......................... 1.45% to 2.30%  3,884,022 15.25 to 11.03  57,287    0.00%      4.56% to    3.66%
 Columbia Marsico International
   Opportunities Fund, Variable
   Series -- Class B
   2010.......................... 1.45% to 2.55%  5,532,824 20.08 to  8.44  75,805    0.68%     12.08% to   10.83%
   2009.......................... 1.45% to 2.55%  6,441,360 17.91 to  7.62  78,350    1.88%     35.95% to   34.43%
   2008.......................... 1.45% to 2.55%  6,825,330 13.18 to  5.67  64,646   10.70%   (49.24)% to (49.80)%
   2007.......................... 1.45% to 2.55%  6,718,136 25.96 to 11.29 141,978    1.86%     17.93% to   19.81%
   2006.......................... 1.45% to 2.30%  5,251,780 22.01 to 13.42 101,186    1.34%     21.44% to   20.40%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                   EXPENSES AS A                          NET   INVESTMENT
                                    % OF AVERAGE                         ASSETS   INCOME
                                   NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- ------- -------------- ------ ---------- --------------------
DWS Variable Series II
 DWS Dreman Small Mid Cap Value
   VIP -- Class B Shares
   2010........................... 1.45% to 2.05%   5,084 22.79 to 12.52   111     0.80%     20.89% to   20.15%
   2009........................... 1.45% to 2.05%   4,256 18.85 to 10.42    73     1.63%     27.41% to   26.63%
   2008........................... 1.45% to 2.05%   4,267 14.80 to  8.23    59    10.33%   (34.64)% to (35.04)%
   2007........................... 1.45% to 2.05%   4,211 22.64 to 12.66    89     3.79%      1.17% to    0.55%
   2006........................... 1.45% to 2.05%   3,490 22.37 to 12.60    72     0.38%     22.79% to   22.05%
 DWS Strategic Value
   VIP -- Class B Shares
   2010........................... 1.45% to 2.05%   8,091 12.34 to  8.26    78     1.64%     10.51% to    9.84%
   2009........................... 1.45% to 2.05%   9,106 11.17 to  7.52    81     4.30%     23.13% to   22.38%
   2008........................... 1.45% to 2.05%   9,267  9.07 to  6.14    67     7.12%   (46.94)% to (47.27)%
   2007........................... 1.45% to 2.05%   9,105 17.10 to 11.65   129     1.05%    (3.61)% to  (4.20)%
   2006........................... 1.45% to 2.05%   8,948 17.74 to 12.16   133     0.85%     16.50% to   15.79%
 DWS Technology
   VIP -- Class B Shares
   2010........................... 1.45% to 1.50%     771 14.41 to 16.32    11     0.00%     16.25% to   16.19%
   2009........................... 1.45% to 1.50%     806 12.40 to 14.04    10     0.00%     57.61% to   57.53%
   2008........................... 1.45% to 1.50%     852  7.86 to  8.91     7     0.00%   (47.22)% to (47.25)%
   2007........................... 1.45% to 1.50%     792 14.90 to 16.90    12     0.00%     12.18% to   12.12%
   2006........................... 1.45% to 2.05%     759 13.28 to 10.46    10     0.00%    (1.02)% to  (1.62)%
Dreyfus
 Dreyfus Investment Portfolios
   MidCap Stock Portfolio --
   Initial Shares
   2010........................... 1.45% to 2.05%   6,928 15.98 to 10.62   103     0.96%     25.26% to   24.49%
   2009........................... 1.45% to 2.05%   7,278 12.76 to  8.53    86     1.37%     33.54% to   32.73%
   2008........................... 1.45% to 2.05%   9,473  9.56 to  6.43    86     7.20%   (41.29)% to (41.64)%
   2007........................... 1.45% to 2.05%   9,176 16.27 to 11.01   144     2.47%      0.02% to  (0.59)%
   2006........................... 1.45% to 2.05%  10,174 16.27 to 11.08   157     1.84%      6.19% to    5.55%
 Dreyfus Variable Investment
   Fund -- Money Market Portfolio
   2010........................... 1.45% to 2.05%  60,971 10.42 to 10.18   632     0.01%    (1.44)% to  (2.04)%
   2009........................... 1.45% to 2.20%  45,268 10.57 to  9.98   473     0.15%    (1.32)% to  (2.08)%
   2008........................... 1.45% to 2.05%  75,117 10.72 to 10.60   798     2.24%      1.05% to    0.44%
   2007........................... 1.45% to 2.20%  60,564 10.61 to 10.43   638     4.32%      3.30% to    2.51%
   2006........................... 1.45% to 2.05%  50,811 10.27 to 10.28   523     4.59%      3.09% to    2.46%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. --
   Initial Shares
   2010........................... 1.50% to 2.05% 597,064  6.69 to 11.24 4,013     0.85%     13.09% to   12.46%
   2009........................... 1.50% to 2.05% 612,680  5.92 to 10.00 3,642     0.96%     31.75% to   31.01%
   2008........................... 1.50% to 2.05% 668,346  4.49 to  7.63 3,015     0.76%   (35.41)% to (35.77)%
   2007........................... 1.50% to 2.05% 723,086  6.95 to 11.88 5,055     0.54%      6.16% to    5.56%
   2006........................... 1.45% to 2.05% 813,509 13.77 to 11.25 5,372     0.11%      7.62% to    6.97%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                   EXPENSES AS A                            NET    INVESTMENT
                                    % OF AVERAGE                           ASSETS    INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------- ---------- --------------------
Eaton Vance Variable Trust
 VT Floating -- Rate Income
   Fund
   2010........................... 1.45% to 2.55% 2,710,733 12.03 to 10.37  32,192    4.17%      7.54% to    6.34%
   2009........................... 1.45% to 2.55% 5,811,349 11.18 to  9.75  62,369    4.81%     42.22% to   40.63%
   2008........................... 1.45% to 2.55% 5,262,454  7.86 to  6.93  39,804    5.63%   (28.19)% to (28.99)%
   2007........................... 1.45% to 2.55% 6,162,498 10.95 to  9.77  65,664    5.83%      0.14% to  (3.46)%
   2006........................... 1.45% to 2.30% 4,295,739 10.94 to 10.34  46,744    5.79%      3.98% to    3.08%
Federated Insurance Series
 Federated Capital Appreciation
   Fund II -- Primary Shares
   2010........................... 1.15% to 1.60% 1,194,955 10.78 to 10.74  12,856    0.00%      9.78% to    9.29%
 Federated Capital Income Fund II
   2010........................... 1.15% to 1.60%   588,797 19.52 to  9.70   8,732    6.28%     10.80% to   10.30%
   2009........................... 1.15% to 1.60%   721,714 17.61 to  8.79   9,640    6.32%     26.80% to   26.23%
   2008........................... 1.15% to 1.60%   855,909 13.89 to  6.96   9,050    6.06%   (21.30)% to (21.65)%
   2007........................... 1.15% to 1.60% 1,088,722 17.65 to  8.89  14,801    5.30%      2.83% to    2.37%
   2006........................... 1.15% to 1.60% 1,431,042 17.16 to  8.68  18,752    6.04%     14.32% to   13.80%
 Federated High Income Bond
   Fund II -- Primary Shares
   2010........................... 1.15% to 1.60% 1,297,630 26.34 to 15.52  26,334    8.25%     13.41% to   12.90%
   2009........................... 1.15% to 1.60% 1,496,563 23.22 to 13.75  26,825   10.21%     51.09% to   50.41%
   2008........................... 1.15% to 1.60% 1,467,058 15.37 to  9.14  17,443   10.25%   (26.85)% to (27.18)%
   2007........................... 1.15% to 1.60% 2,067,050 21.01 to 12.55  33,363    8.24%      2.23% to    1.77%
   2006........................... 1.15% to 1.60% 2,734,643 20.55 to 12.33  43,511    9.06%      9.53% to    9.04%
 Federated High Income Bond
   Fund II -- Service Shares
   2010........................... 1.45% to 2.30% 2,419,205 16.44 to 13.23  39,664    7.87%     12.73% to   11.75%
   2009........................... 1.45% to 2.30% 2,322,730 14.59 to 11.84  33,936    9.28%     50.27% to   48.97%
   2008........................... 1.45% to 2.30% 2,234,174  9.71 to  7.94  21,881    9.67%   (27.17)% to (27.80)%
   2007........................... 1.45% to 2.30% 2,825,333 13.33 to 11.00  38,240    7.57%      1.68% to    0.80%
   2006........................... 1.45% to 2.30% 3,139,428 13.11 to 10.92  41,883    8.12%      8.97% to    8.03%
 Federated Kaufmann
   Fund II -- Service Shares
   2010........................... 1.45% to 2.55% 5,947,890 18.62 to  9.06  72,506    0.00%     16.04% to   14.75%
   2009........................... 1.45% to 2.55% 4,895,409 16.05 to  7.90  56,115    0.00%     27.23% to   25.81%
   2008........................... 1.45% to 2.55% 4,812,138 12.61 to  6.28  45,845    2.98%   (42.75)% to (43.39)%
   2007........................... 1.45% to 2.10% 2,613,449 22.03 to 15.47  56,888    1.73%     18.87% to   18.08%
   2006........................... 1.45% to 2.30% 2,729,349 18.54 to 11.88  49,853    0.60%     12.94% to   11.97%
Fidelity(R) Variable Insurance
  Products Fund
 VIP Asset Manager/SM/
   Portfolio -- Initial Class
   2010........................... 1.15% to 1.60% 2,414,468 38.28 to 12.56  74,847    2.15%     12.95% to   12.44%
   2009........................... 1.15% to 1.60% 2,680,632 33.89 to 11.17  75,497    2.53%     27.63% to   27.05%
   2008........................... 1.15% to 1.60% 3,076,370 26.55 to  8.79  68,001    8.71%   (29.54)% to (29.86)%
   2007........................... 1.15% to 1.60% 3,723,741 37.69 to 12.54 116,426    6.07%     14.17% to   13.65%
   2006........................... 1.15% to 1.60% 4,607,975 33.01 to 11.03 125,274    2.85%      6.09% to    5.61%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                 EXPENSES AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 VIP Asset Manager/SM/
   Portfolio -- Service Class 2
   2010......................... 1.45% to 2.30%  1,538,516 12.68 to 11.82  18,958   1.90%      12.31% to   11.34%
   2009......................... 1.45% to 2.30%  1,751,372 11.29 to 10.62  19,260   2.18%      26.89% to   25.80%
   2008......................... 1.45% to 2.30%  1,874,666  8.90 to  8.44  16,286   8.68%    (29.94)% to (30.54)%
   2007......................... 1.45% to 2.30%  2,179,780 12.70 to 12.15  27,112   5.77%      13.50% to   12.51%
   2006......................... 1.45% to 2.30%  2,406,777 11.19 to 10.80  26,494   1.86%       5.59% to    4.68%
 VIP Balanced Portfolio --
   Service Class 2
   2010......................... 1.45% to 2.55%  6,779,387 11.47 to  9.97  73,820   2.10%      16.05% to   14.76%
   2009......................... 1.45% to 2.55%  6,966,166  9.88 to  8.69  65,552   2.15%      36.32% to   34.80%
   2008......................... 1.45% to 2.55%  6,416,955  7.25 to  6.45  44,795   2.82%    (35.10)% to (35.83)%
   2007......................... 1.45% to 2.55%  5,076,686 11.17 to 10.05  55,928   4.40%       7.13% to    0.71%
   2006......................... 1.45% to 2.45%  1,796,891 10.43 to 10.36  18,660   0.00%       4.30% to    3.60%
 VIP Contrafund(R) Portfolio --
   Initial Class
   2010......................... 1.15% to 1.60%  6,064,326 44.04 to 14.64 153,099   1.25%      15.87% to   15.35%
   2009......................... 1.15% to 1.60%  7,029,385 38.01 to 12.70 154,027   1.38%      34.15% to   33.54%
   2008......................... 1.15% to 1.60%  8,530,894 28.33 to  9.51 138,791   0.98%    (43.18)% to (43.43)%
   2007......................... 1.15% to 1.60% 11,817,273 49.86 to 16.81 328,218   4.97%      16.23% to   15.70%
   2006......................... 1.15% to 1.60% 15,122,578 42.90 to 14.53 365,720   1.29%      10.44% to    9.94%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2010......................... 1.45% to 2.55%  9,949,015 17.84 to  9.21 139,185   1.02%      15.23% to   13.95%
   2009......................... 1.45% to 2.55% 11,477,898 15.48 to  8.09 139,161   1.18%      33.50% to   32.01%
   2008......................... 1.45% to 2.55% 12,610,294 11.59 to  6.13 116,786   0.73%    (43.52)% to (44.16)%
   2007......................... 1.45% to 2.55% 16,932,022 20.53 to 10.97 274,264   5.67%      15.59% to   14.76%
   2006......................... 1.45% to 2.30% 15,703,609 17.76 to 11.63 222,580   1.05%       9.82% to    8.88%
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2010......................... 1.45% to 1.95%    181,993 14.92 to  9.41   2,572   0.22%      16.28% to   15.69%
   2009......................... 1.45% to 1.85%    193,075 12.83 to 10.02   2,427   0.02%      33.82% to   33.28%
   2008......................... 1.45% to 1.85%    250,019  9.59 to  7.52   2,364   0.47%    (42.20)% to (42.43)%
   2007......................... 1.45% to 2.10%    260,341 16.59 to 12.94   4,276   5.22%       5.17% to    4.48%
   2006......................... 1.45% to 2.30%    318,324 15.77 to 12.06   4,966   0.25%      12.17% to   11.20%
 VIP Equity-Income Portfolio --
   Initial Class
   2010......................... 1.15% to 1.60%  4,305,595 52.72 to 10.79 119,423   1.75%      13.83% to   13.31%
   2009......................... 1.15% to 1.60%  5,178,909 46.32 to  9.52 124,098   2.22%      28.71% to   28.13%
   2008......................... 1.15% to 1.60%  6,098,804 35.98 to  7.43 115,268   2.23%    (43.32)% to (43.57)%
   2007......................... 1.15% to 1.60%  8,518,838 63.48 to 13.17 273,498   2.12%       0.36% to  (0.10)%
   2006......................... 1.15% to 1.60% 11,178,345 63.26 to 13.18 354,377   4.64%      18.82% to   18.28%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                 EXPENSES AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 VIP Equity-Income Portfolio --
   Service Class 2
   2010......................... 1.45% to 2.55%  5,873,276 13.83 to  7.41  68,868   1.53%      13.25% to   11.99%
   2009......................... 1.45% to 2.55%  6,978,010 12.21 to  6.61  72,555   2.02%      28.00% to   26.57%
   2008......................... 1.45% to 2.55%  8,189,010  9.54 to  5.23  66,612   1.67%    (43.64)% to (44.27)%
   2007......................... 1.45% to 2.55% 12,128,789 16.93 to  9.38 170,977   2.31%     (0.20)% to  (9.14)%
   2006......................... 1.45% to 2.30% 11,552,360 16.96 to 12.32 167,917   4.30%      18.19% to   17.18%
 VIP Growth & Income Portfolio
   -- Initial Class
   2010......................... 0.75% to 1.60%  2,095,446 10.65 to  9.39  26,763   0.69%      14.01% to   13.04%
   2009......................... 0.75% to 1.60%  2,448,623  9.34 to  8.31  27,458   1.04%      26.25% to   25.17%
   2008......................... 0.75% to 1.60%  2,945,542  7.40 to  6.64  26,128   3.31%    (42.14)% to (42.63)%
   2007......................... 0.75% to 1.60%  3,891,828 12.79 to 11.57  59,736   4.74%      11.28% to   10.33%
   2006......................... 0.75% to 1.60%  5,004,800 11.49 to 10.49  70,323   0.97%      12.33% to   11.38%
 VIP Growth & Income Portfolio
   -- Service Class 2
   2010......................... 1.45% to 2.20%  1,632,649 12.50 to 10.55  16,233   0.46%      12.89% to   12.03%
   2009......................... 1.45% to 2.20%  1,891,358 11.08 to  9.41  16,711   0.84%      25.17% to   24.22%
   2008......................... 1.45% to 2.20%  2,093,064  8.85 to  7.58  14,964   3.03%    (42.74)% to (43.18)%
   2007......................... 1.45% to 2.20%  2,598,880 15.45 to 13.34  32,268   4.23%      10.23% to    9.38%
   2006......................... 1.45% to 2.30%  2,942,071 14.02 to 11.63  33,025   0.71%      11.22% to   10.27%
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2010......................... 0.75% to 1.60%    936,955  8.81 to  7.34   9,337   0.20%      22.81% to   21.76%
   2009......................... 0.75% to 1.60%  1,190,728  7.17 to  6.03   9,553   0.48%      44.76% to   43.52%
   2008......................... 0.75% to 1.60%  1,296,531  4.95 to  4.20   7,395   0.38%    (55.36)% to (55.74)%
   2007......................... 0.75% to 1.60%  1,631,250 11.10 to  9.49  20,620   0.00%      22.25% to   21.21%
   2006......................... 0.75% to 1.60%  1,977,585  9.08 to  7.83  20,640   0.79%       4.67% to    3.78%
 VIP Growth Portfolio
   -- Initial Class
   2010......................... 1.15% to 1.60%  3,132,022 55.23 to  8.78  71,983   0.60%      22.75% to   22.19%
   2009......................... 1.15% to 1.60%  3,692,954 45.00 to  7.19  68,484   0.52%      26.81% to   26.24%
   2008......................... 1.15% to 1.60%  4,359,533 35.48 to  5.70  63,332   0.75%    (47.78)% to (48.01)%
   2007......................... 1.15% to 1.60%  5,632,081 67.95 to 10.95 152,421   0.93%      25.50% to   24.93%
   2006......................... 1.15% to 1.60%  7,128,035 54.14 to  8.77 155,242   0.42%       5.62% to    5.15%
 VIP Growth Portfolio
   -- Service Class 2
   2010......................... 1.45% to 2.30%  2,923,277 13.79 to 10.55  23,680   0.36%      22.07% to   21.02%
   2009......................... 1.45% to 2.30%  4,006,232 11.30 to  8.72  26,119   0.30%      26.11% to   25.02%
   2008......................... 1.45% to 2.30%  4,302,622  8.96 to  6.98  22,606   0.53%    (48.07)% to (48.52)%
   2007......................... 1.45% to 2.30%  6,163,722 17.25 to 13.55  60,377   0.46%      24.81% to   23.73%
   2006......................... 1.45% to 2.30%  6,327,145 13.82 to 10.95  49,669   0.17%       5.03% to    4.13%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2010......................... 1.45% to 2.55%  1,168,158 11.60 to 11.14  13,488   4.28%       5.99% to    4.81%
   2009......................... 1.45% to 2.55%  1,247,865 10.95 to 10.63  13,610   8.49%      13.80% to   12.53%
   2008......................... 1.45% to 2.55%    657,573  9.62 to  9.44   6,309   3.67%     (4.86)% to  (5.92)%
   2007......................... 1.45% to 2.55%  2,814,213 10.11 to 10.04  28,348   0.11%       1.68% to    0.55%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                    EXPENSES AS A                             NET    INVESTMENT
                                     % OF AVERAGE                            ASSETS    INCOME
                                    NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                    -------------- ---------- -------------- ------- ---------- --------------------
 VIP Mid Cap Portfolio --
   Initial Class
   2010............................ 0.75% to 0.75%      1,503 26.06 to 26.06      39    0.70%     27.87% to   27.87%
   2009............................ 0.75% to 0.75%      1,505 20.38 to 20.38      31    1.23%     39.04% to   39.04%
   2008............................ 0.75% to 0.75%      1,526 14.66 to 14.66      22    4.89%   (39.90)% to (39.90)%
   2007............................ 0.75% to 0.75%      1,510 24.39 to 24.39      37    1.98%     14.76% to   14.76%
   2006............................ 0.75% to 0.75%      2,165 21.25 to 21.25      46    1.33%     11.86% to   11.86%
 VIP Mid Cap Portfolio --
   Service Class 2
   2010............................ 1.15% to 2.55%  6,200,645 26.64 to 10.59 142,397    0.45%     27.09% to   25.30%
   2009............................ 1.15% to 2.55%  7,021,421 20.96 to  8.45 126,986    0.95%     38.14% to   36.19%
   2008............................ 1.15% to 2.55%  8,183,271 15.17 to  6.21 108,557    5.01%   (40.30)% to (41.15)%
   2007............................ 1.15% to 2.55% 11,272,676 25.42 to 10.55 245,529    0.61%     14.00% to    8.25%
   2006............................ 1.15% to 2.30% 12,522,594 22.30 to 11.70 248,786    1.26%     11.11% to    9.82%
 VIP Overseas Portfolio --
   Initial Class
   2010............................ 0.75% to 1.60%  1,464,943 11.17 to 12.03  32,074    1.55%     12.27% to   11.31%
   2009............................ 0.75% to 1.60%  1,723,772  9.95 to 10.81  33,424    2.42%     25.58% to   24.51%
   2008............................ 0.75% to 1.60%  2,093,149  7.93 to  8.68  32,712    4.84%   (44.23)% to (44.70)%
   2007............................ 0.75% to 1.60%  3,101,660 14.21 to 15.70  83,245    3.26%     16.43% to   15.43%
   2006............................ 0.75% to 1.60%  3,799,436 12.21 to 13.60  89,338    1.51%     17.20% to   16.20%
 VIP Value Strategies Portfolio --
   Service Class 2
   2010............................ 1.45% to 2.20%    371,209 12.52 to 12.32   4,563    0.24%     24.51% to   23.56%
   2009............................ 1.45% to 2.20%    410,826 10.05 to  9.97   4,067    0.39%     54.87% to   53.69%
   2008............................ 1.45% to 2.20%    351,190  6.49 to  6.49   2,239   16.40%   (51.99)% to (52.36)%
   2007............................ 1.45% to 2.20%    519,733 13.52 to 13.61   7,000    7.08%      3.90% to    3.11%
   2006............................ 1.45% to 2.30%    328,408 13.01 to 12.19   4,262    2.14%      14.33% to  13.35%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Income Securities
   Fund -- Class 2 Shares
   2010............................ 1.45% to 2.55% 59,506,030 12.75 to  9.57 679,174    6.66%     11.04% to    9.80%
   2009............................ 1.45% to 2.55% 67,401,493 11.49 to  8.72 697,292    8.22%     33.63% to   32.14%
   2008............................ 1.45% to 2.55% 78,783,169  8.60 to  6.60 613,811    6.16%   (30.68)% to (31.45)%
   2007............................ 1.45% to 2.55% 66,144,724 12.40 to  9.63 770,026    3.52%      2.24% to  (5.51)%
   2006............................ 1.45% to 2.30% 35,127,803 12.13 to 11.45 408,565    3.68%     16.53% to   15.53%
 Franklin Large Cap Growth
   Securities Fund --
   Class 2 Shares
   2010............................ 1.45% to 2.05%     30,855 13.22 to 10.42     396    0.83%      9.97% to    9.30%
   2009............................ 1.45% to 2.05%     34,602 12.02 to  9.53     405    1.37%     27.85% to   27.07%
   2008............................ 1.45% to 2.10%     47,853  9.40 to  7.13     421    3.89%   (35.48)% to (35.91)%
   2007............................ 1.45% to 2.10%     55,794 14.57 to 11.12     773    0.96%      4.68% to    3.99%
   2006............................ 1.45% to 2.05%     95,866 13.92 to 11.24   1,139    0.30%      9.29% to    8.63%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                               EXPENSES AS A                             NET    INVESTMENT
                                % OF AVERAGE                            ASSETS    INCOME
                               NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                               -------------- ---------- -------------- ------- ---------- --------------------
 Franklin Templeton VIP
   Founding Funds Allocation
   Fund -- Class 2 Shares
   2010....................... 1.45% to 2.55% 14,297,304  8.74 to  8.42 122,162    2.04%      8.66% to    7.44%
   2009....................... 1.45% to 2.55% 16,220,852  8.05 to  7.84 128,206    2.43%     28.36% to   26.93%
   2008....................... 1.45% to 2.55% 19,310,673  6.27 to  6.17 119,562    2.47%   (36.80)% to (37.51)%
   2007....................... 1.45% to 2.55%  7,409,045  9.92 to  9.88  73,235    0.00%    (2.35)% to  (3.43)%
 Mutual Shares Securities
   Fund -- Class 2 Shares
   2010....................... 1.45% to 2.55%  6,805,504 14.55 to  7.80  67,378    1.41%      9.58% to    8.36%
   2009....................... 1.45% to 2.55%  9,715,017 13.28 to  7.20  86,585    2.00%     24.22% to   22.83%
   2008....................... 1.45% to 2.55%  8,492,581 10.69 to  5.86  62,754    2.82%   (38.02)% to (38.72)%
   2007....................... 1.45% to 2.45%  2,155,502 17.24 to 10.95  32,728    2.54%      1.97% to    0.93%
   2006....................... 1.45% to 2.05%  1,979,743 16.91 to 12.09  27,995    0.40%     16.67% to   15.96%
 Templeton Foreign Securities
   Fund -- Class 1 Shares
   2010....................... 0.75% to 1.60%    967,215 13.58 to 12.89  12,580    2.09%      7.86% to    6.94%
   2009....................... 1.15% to 1.60%    975,796 12.33 to 12.06  11,847    3.67%     35.76% to   35.15%
   2008....................... 1.15% to 1.60%  1,036,669  9.08 to  8.92   9,298    3.61%   (40.93)% to (41.19)%
   2007....................... 1.15% to 1.60%  1,436,982 15.38 to 15.17  21,881    2.41%     14.45% to   13.93%
   2006....................... 0.75% to 1.60%  1,566,844 13.55 to 13.31  20,910    1.36%     20.79% to   19.76%
 Templeton Foreign Securities
   Fund -- Class 2 Shares
   2010....................... 1.45% to 2.20%    105,029 19.21 to  8.81   1,516    1.82%      6.84% to    6.02%
   2009....................... 1.45% to 2.20%    187,539 17.98 to  8.31   2,340    3.61%     35.06% to   34.03%
   2008....................... 1.45% to 2.20%    225,892 13.31 to  6.20   2,069    3.38%   (41.24)% to (41.69)%
   2007....................... 1.45% to 2.20%    249,489 22.66 to 12.18   3,919    2.07%     13.77% to   12.90%
   2006....................... 1.45% to 2.05%    134,594 19.92 to 12.35   1,885    0.59%     19.69% to   18.96%
 Templeton Global Bond
   Securities Fund --
   Class 1 Shares
   2010....................... 1.15% to 1.40%    758,389 16.78 to 16.53  12,576    1.62%     13.39% to   13.11%
   2009....................... 1.15% to 1.40%    715,736 14.80 to 14.62  10,490   13.68%     17.61% to   17.32%
   2008....................... 1.15% to 1.40%    663,426 12.59 to 12.46   8,285    3.90%      5.24% to    4.97%
   2007....................... 1.15% to 1.40%    631,687 11.96 to 11.87   7,506    2.82%      9.99% to    9.71%
   2006....................... 1.15% to 1.40%    753,106 10.87 to 10.82   8,153    3.12%     11.84% to   11.56%
 Templeton Growth Securities
   Fund -- Class 2 Shares
   2010....................... 1.45% to 2.30%  1,659,655  8.67 to  8.32  13,883    1.31%      5.84% to    4.93%
   2009....................... 1.45% to 2.30%  1,841,714  8.19 to  7.93  14,636    3.14%     29.20% to   28.09%
   2008....................... 1.45% to 2.30%  1,858,179  6.34 to  6.19  11,612    1.95%   (43.16)% to (43.65)%
   2007....................... 1.45% to 2.30%  1,853,602 11.15 to 10.99  20,635    1.63%      0.86% to  (0.02)%
   2006....................... 1.45% to 2.45%    725,873 11.05 to 10.98   8,020    0.07%     10.55% to    9.80%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                EXPENSES AS A                             NET    INVESTMENT
                                 % OF AVERAGE                            ASSETS    INCOME
                                NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                -------------- ---------- -------------- ------- ---------- --------------------
GE Investments Funds, Inc.
 Core Value Equity
   Fund -- Class 1 Shares
   2010........................ 1.45% to 2.10%  1,504,763 14.87 to 11.67  17,447   1.33%       9.96% to    9.23%
   2009........................ 1.45% to 2.10%  1,832,169 13.52 to 10.69  19,332   1.17%      23.58% to   22.77%
   2008........................ 1.45% to 2.10%  2,144,377 10.94 to  8.70  18,360   1.19%    (33.91)% to (34.35)%
   2007........................ 1.45% to 2.10%  2,660,460 16.56 to 13.26  34,479   1.86%       8.49% to    7.77%
   2006........................ 1.45% to 2.30%  3,047,118 15.26 to 11.91  36,299   1.78%      16.15% to   15.15%
 Income Fund -- Class 1 Shares
   2010........................ 0.75% to 2.35%  3,707,547 15.23 to 10.84  49,438   3.08%       6.76% to    5.04%
   2009........................ 0.75% to 2.45%  4,285,246 14.27 to 10.28  53,853   3.99%       7.07% to    5.24%
   2008........................ 0.75% to 2.45%  5,291,139 13.32 to  9.77  62,745   4.71%     (5.82)% to  (7.44)%
   2007........................ 0.75% to 2.45%  6,715,364 14.15 to 10.55  85,776   5.58%       4.04% to    2.25%
   2006........................ 0.75% to 2.30%  9,579,086 13.60 to 10.21 115,519   4.94%       3.59% to    1.98%
 International Equity
   Fund -- Class 1 Shares
   2010........................ 0.75% to 1.60%    943,260 10.38 to 11.22  13,589   0.71%       4.07% to    3.18%
   2009........................ 0.75% to 1.60%  1,194,446  9.97 to 10.87  16,530   1.70%      26.72% to   25.64%
   2008........................ 0.75% to 1.60%  1,486,729  7.87 to  8.65  16,185   4.26%    (46.24)% to (46.70)%
   2007........................ 0.75% to 1.60%  2,264,296 14.64 to 16.23  46,012   1.87%      22.05% to   21.00%
   2006........................ 0.75% to 1.60%  2,435,637 12.00 to 13.42  40,687   1.22%      23.76% to   22.71%
 Mid-Cap Equity
   Fund -- Class 1 Shares
   2010........................ 0.75% to 2.55%  4,173,523 20.74 to 10.49  87,967   0.35%      25.24% to   22.97%
   2009........................ 0.75% to 2.55%  4,920,746 16.56 to  8.53  83,439   0.24%      40.39% to   37.84%
   2008........................ 0.75% to 2.55%  6,071,546 11.79 to  6.19  74,090   0.25%    (38.29)% to (39.41)%
   2007........................ 0.75% to 2.55%  9,037,914 19.11 to 10.21 174,309   1.97%      11.76% to    3.13%
   2006........................ 0.75% to 2.30%  9,999,398 17.10 to 11.13 184,210   1.42%       7.59% to    5.91%
 Money Market Fund
   2010........................ 0.75% to 2.55% 17,386,894  1.18 to  9.63 203,369   0.00%     (0.74)% to  (2.55)%
   2009........................ 0.75% to 2.55% 22,456,087  1.19 to  9.88 266,669   0.33%     (0.48)% to  (2.28)%
   2008........................ 0.75% to 2.45% 41,246,874  1.19 to 10.37 491,437   2.07%       1.47% to  (0.26)%
   2007........................ 0.75% to 2.55% 25,891,751  1.18 to 10.15 306,937   4.79%       4.13% to    2.18%
   2006........................ 0.75% to 2.30% 21,488,145  1.13 to 10.25 250,972   4.55%       3.84% to    2.23%
 Premier Growth Equity
   Fund -- Class 1 Shares
   2010........................ 0.75% to 2.10%  3,817,619 10.17 to 10.32  40,199   0.23%      10.77% to    9.26%
   2009........................ 0.75% to 2.10%  4,507,878  9.18 to  9.44  43,185   0.34%      37.70% to   35.83%
   2008........................ 0.75% to 2.10%  5,527,352  6.67 to  6.95  38,718   0.42%    (37.13)% to (37.99)%
   2007........................ 0.75% to 2.10%  6,917,125 10.61 to 11.21  77,360   0.45%       4.54% to    3.11%
   2006........................ 0.75% to 2.30%  8,571,043 10.15 to 11.07  92,189   0.39%       8.25% to    6.57%
 Real Estate Securities
   Fund -- Class 1 Shares
   2010........................ 0.75% to 2.55%  3,101,451 28.03 to  8.41  66,608   1.75%      27.98% to   25.66%
   2009........................ 0.75% to 2.55%  3,687,118 21.90 to  6.69  60,910   5.16%      34.75% to   32.30%
   2008........................ 0.75% to 2.55%  3,994,484 16.25 to  5.06  52,712   4.77%    (36.51)% to (37.67)%
   2007........................ 0.75% to 2.20%  3,002,107 25.60 to 12.20  86,937   5.09%    (15.50)% to (16.74)%
   2006........................ 0.75% to 2.30%  4,786,494 30.29 to 13.92 165,844   2.96%      32.03% to   29.98%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                             EXPENSES AS A                                        INVESTMENT
                              % OF AVERAGE                             NET ASSETS   INCOME
                             NET ASSETS (1)    UNITS      UNIT VALUE      000S    RATIO (2)    TOTAL RETURN (3)
                             -------------- ----------- -------------- ---------- ---------- --------------------
 S&P 500(R) Index Fund
   2010..................... 0.75% to 2.55%  13,356,583  9.46 to  8.25   181,301    1.76%      13.98% to   11.91%
   2009..................... 0.75% to 2.55%  15,860,869  8.30 to  7.37   188,908    2.13%      25.35% to   23.08%
   2008..................... 0.75% to 2.55%  18,888,011  6.62 to  5.99   178,731    1.86%    (37.87)% to (39.00)%
   2007..................... 0.75% to 2.55%  24,784,772 10.66 to  9.82   377,099    1.59%       4.30% to  (2.71)%
   2006..................... 0.75% to 2.30%  27,944,634 10.22 to 11.75   428,833    1.55%      14.57% to   12.78%
 Small-Cap Equity
   Fund -- Class 1 Shares
   2010..................... 1.15% to 2.30%   2,926,019 18.05 to 11.14    49,614    0.17%      26.01% to   24.54%
   2009..................... 1.15% to 2.30%   3,608,377 14.33 to  8.94    48,754    0.00%      29.38% to   27.87%
   2008..................... 1.15% to 2.30%   4,320,863 11.07 to  6.99    45,525    0.45%    (38.31)% to (39.03)%
   2007..................... 1.15% to 2.30%   5,469,124 17.95 to 11.47    94,283    2.75%       1.21% to    0.02%
   2006..................... 1.15% to 2.30%   6,832,957 17.74 to 11.47   117,116    0.73%      11.97% to   10.67%
 Total Return Fund --
   Class 1 Shares
   2010..................... 0.75% to 2.30%  89,029,364 13.40 to 10.99 1,128,019    1.39%       8.82% to    7.12%
   2009..................... 0.75% to 2.30%  94,325,853 12.31 to 10.26 1,106,739    1.60%      19.90% to   18.03%
   2008..................... 0.75% to 2.30%  97,405,071 10.27 to  8.69   963,290    1.97%    (29.81)% to (30.91)%
   2007..................... 0.75% to 2.30% 103,632,299 14.63 to 12.58 1,479,989    2.44%      10.84% to    9.10%
   2006..................... 0.75% to 2.30% 102,618,455 13.20 to 11.53 1,342,576    2.00%      12.90% to   11.14%
 Total Return Fund --
   Class 3 Shares
   2010..................... 1.45% to 2.55% 120,773,570 10.41 to  8.98 1,166,699    1.17%       7.78% to    6.58%
   2009..................... 1.45% to 2.55% 128,705,519  9.66 to  8.43 1,160,078    1.46%      18.82% to   17.50%
   2008..................... 1.45% to 2.55% 125,631,080  8.13 to  7.17   962,211    2.22%    (30.39)% to (31.17)%
   2007..................... 1.45% to 2.55%  89,185,939 11.68 to 10.42 1,023,265    3.39%       9.93% to    6.37%
   2006..................... 1.40% to 2.45%  34,613,995 10.62 to 10.55   366,059    3.98%       6.24% to    5.49%
 U.S. Equity Fund --
   Class 1 Shares
   2010..................... 0.75% to 1.85%   3,017,807 10.85 to 11.05    33,498    0.96%       9.44% to    8.22%
   2009..................... 0.75% to 1.85%   3,605,506  9.91 to 10.21    36,983    1.15%      30.64% to   29.19%
   2008..................... 0.75% to 1.95%   4,230,957  7.59 to  7.95    33,569    1.59%    (36.54)% to (37.30)%
   2007..................... 0.75% to 2.10%   5,554,102 11.96 to 12.47    70,102    0.94%       7.20% to    5.73%
   2006..................... 0.75% to 2.30%   7,832,639 11.15 to 11.47    92,349    1.43%      15.25% to   13.46%
Genworth Variable Insurance
  Trust
 Genworth Calamos Growth
   Fund -- Service Shares
   2010..................... 1.45% to 2.55%   1,951,732 11.74 to 11.44    22,793    0.35%      23.22% to   21.84%
   2009..................... 1.45% to 2.05%     281,448  9.53 to  9.45     2,680    0.00%      48.17% to   47.27%
   2008..................... 1.45% to 1.70%      52,037  6.43 to  6.43       335    0.00%    (75.46)% to (75.52)%
 Genworth Davis NY Venture
   Fund -- Service Shares
   2010..................... 1.45% to 2.10%     555,433  9.93 to  9.77     5,503    0.04%       9.71% to    8.98%
   2009..................... 1.45% to 2.05%     521,321  9.05 to  8.98     4,711    0.34%      28.88% to   28.09%
   2008..................... 1.45% to 1.70%     140,513  7.02 to  7.01       986    0.55%    (67.57)% to (67.65)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                  EXPENSES AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 Genworth Eaton Vance Large
   Cap Value Fund --
   Service Shares
   2010.......................... 1.45% to 2.55%  4,908,742  9.35 to  9.11  45,583    0.76%      7.57% to    6.37%
   2009.......................... 1.45% to 2.55%  7,834,141  8.69 to  8.57  67,816    1.34%     14.46% to   13.19%
   2008.......................... 1.45% to 2.55%  6,284,901  7.59 to  7.57  47,673    0.71%   (58.35)% to (58.81)%
 Genworth Enhanced
   International Index Fund --
   Service Shares
   2010.......................... 1.45% to 2.30%    458,217 10.93 to 10.86   5,003    1.18%     14.05% to   13.07%
 Genworth Goldman Sachs
   Enhanced Core Bond Index
   Fund -- Service Shares
   2010.......................... 1.45% to 2.55% 12,930,689 11.74 to 11.43 150,704    6.21%      3.62% to    2.46%
   2009.......................... 1.45% to 2.55%  6,201,631 11.33 to 11.16  69,952    6.22%      7.00% to    5.81%
   2008.......................... 1.45% to 2.55%  4,451,784 10.58 to 10.55  47,064    1.07%     19.81% to   18.48%
 Genworth Legg Mason
   ClearBridge Aggressive
   Growth Fund --
   Service Shares
   2010.......................... 1.45% to 2.55%  3,716,879 11.99 to 11.68  44,258    2.16%     22.07% to   20.71%
   2009.......................... 1.45% to 2.55%  8,306,640  9.82 to  9.68  81,260    0.02%     31.54% to   30.08%
   2008.......................... 1.45% to 2.55%  7,693,551  7.47 to  7.44  57,388    0.09%   (60.51)% to (60.95)%
 Genworth PIMCO StocksPLUS
   Fund -- Service Shares
   2010.......................... 1.45% to 2.55% 14,506,738 12.04 to 11.73 173,386    8.53%     15.80% to   14.51%
   2009.......................... 1.45% to 2.55% 10,484,720 10.40 to 10.24 108,537   10.56%     43.58% to   41.98%
   2008.......................... 1.45% to 2.55% 10,599,740  7.24 to  7.21  76,650    5.51%   (64.23)% to (64.63)%
 Genworth PYRAMIS(R) Small/
   Mid Cap Core Fund --
   Service Shares
   2010.......................... 1.45% to 2.55%  4,350,310 10.46 to 10.19  45,169    2.75%     22.07% to   20.71%
   2009.......................... 1.45% to 2.55%  3,017,473  8.57 to  8.44  25,733    0.83%     30.26% to   28.81%
   2008.......................... 1.45% to 2.55%  2,780,655  6.58 to  6.55  18,262    0.87%   (73.67)% to (73.96)%
Goldman Sachs Variable Insurance
  Trust
 Goldman Sachs Large Cap
   Value Fund --
   Institutional Shares
   2010.......................... 1.15% to 1.60%  1,197,527 10.25 to 10.07  12,515    0.75%      9.92% to    9.42%
   2009.......................... 1.15% to 1.60%  1,447,301  9.33 to  9.20  13,793    1.71%     16.96% to   16.43%
   2008.......................... 1.15% to 1.60%  1,745,320  7.98 to  7.90  14,264    1.68%   (35.28)% to (35.57)%
   2007.......................... 1.15% to 1.60%  2,639,420 12.32 to 12.26  33,571    3.29%      0.32% to  (0.14)%
   2006.......................... 1.15% to 1.60%  3,272,299 12.28 to 12.28  41,477    1.85%     21.22% to   20.68%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                      EXPENSES AS A                            NET    INVESTMENT
                                       % OF AVERAGE                           ASSETS    INCOME
                                      NET ASSETS (1)   UNITS     UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                      -------------- --------- -------------- ------- ---------- --------------------
 Goldman Sachs Mid Cap
   Value Fund
   2010.............................. 1.15% to 2.30% 3,088,859 23.68 to 11.61  69,078   0.66%      23.56% to   22.13%
   2009.............................. 1.15% to 2.30% 3,701,268 19.17 to  9.50  67,223   1.73%      31.62% to   30.09%
   2008.............................. 1.15% to 2.30% 4,712,147 14.56 to  7.30  65,457   0.93%    (37.78)% to (38.50)%
   2007.............................. 1.15% to 2.30% 6,513,045 23.40 to 11.88 147,270   3.11%       2.01% to    0.82%
   2006.............................. 1.15% to 2.30% 8,424,816 22.94 to 11.78 190,448   2.69%      14.83% to   13.50%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core
   Bond Portfolio -- Class 1
   2010.............................. 1.45% to 2.20%   452,511 12.70 to 11.65   5,666   4.11%       7.65% to    6.83%
   2009.............................. 1.45% to 2.20%   329,250 11.80 to 10.91   3,853   4.69%       8.06% to    7.24%
   2008.............................. 1.45% to 2.20%   161,934 10.92 to 10.17   1,758   5.61%     (0.16)% to  (0.92)%
   2007.............................. 1.45% to 2.20%   213,329 10.94 to 10.80   2,321   4.89%       4.76% to    3.96%
   2006.............................. 1.45% to 2.20%   151,880 10.44 to 10.39   1,581   0.00%       4.40% to    3.87%
 JPMorgan Insurance Trust Equity
   Index Portfolio -- Class 1
   2010.............................. 1.45% to 2.20%   237,662  9.79 to  8.36   2,277   2.27%      12.75% to   11.89%
   2009.............................. 1.45% to 2.20%    90,122  8.68 to  7.48     770   2.59%      24.60% to   23.66%
   2008.............................. 1.45% to 2.20%    88,270  6.97 to  6.05     607   1.88%    (38.12)% to (38.59)%
   2007.............................. 1.45% to 2.20%    51,337 11.26 to 11.12     573   0.08%       3.56% to    2.77%
   2006.............................. 1.45% to 2.20%     1,226 10.87 to 10.82      13   0.00%       8.75% to    8.20%
 JPMorgan Insurance Trust
   International Equity Portfolio --
   Class 1
   2010.............................. 1.45% to 2.05%     7,480 14.71 to 14.56     109   0.24%       5.61% to    4.96%
   2009.............................. 1.45% to 2.05%     7,443 13.93 to 13.87     103   1.54%      61.67% to   60.69%
 JPMorgan Insurance Trust
   Intrepid Growth Portfolio --
   Class 1
   2010.............................. 1.45% to 2.20%    56,215 10.20 to  9.09     561   1.13%      14.42% to   13.55%
   2009.............................. 1.45% to 2.20%   102,156  8.91 to  8.00     895   0.80%      32.37% to   31.37%
   2008.............................. 1.45% to 2.20%   115,124  6.73 to  6.09     765   0.94%    (40.10)% to (40.56)%
   2007.............................. 1.45% to 2.20%    83,000 11.24 to 11.10     925   0.00%       9.92% to    9.08%
   2006.............................. 1.45% to 2.20%       416 10.22 to 10.17       4   0.00%       2.24% to    1.72%
 JPMorgan Insurance Trust
   Intrepid Mid Cap Portfolio --
   Class 1
   2010.............................. 1.45% to 2.20%    59,378  9.89 to  8.60     575   1.32%      17.79% to   16.90%
   2009.............................. 1.45% to 2.20%    42,682  8.40 to  7.36     352   1.58%      33.70% to   32.68%
   2008.............................. 1.45% to 2.20%    48,767  6.28 to  5.55     302   1.67%    (39.70)% to (40.16)%
   2007.............................. 1.45% to 2.20%    72,610 10.42 to 10.29     750   0.07%       1.37% to    0.59%
   2006.............................. 1.45% to 2.20%       939 10.28 to 10.23      10   0.00%       2.79% to    2.27%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                  EXPENSES AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 JPMorgan Insurance Trust Mid
   Cap Growth Portfolio --
   Class 1
   2010.......................... 1.45% to 2.20%     50,225 11.17 to 10.14     549   0.00%      23.81% to   22.87%
   2009.......................... 1.45% to 2.20%     39,582  9.02 to  8.26     351   0.00%      40.97% to   39.89%
   2008.......................... 1.45% to 2.20%     48,142  6.40 to  5.90     304   0.43%    (44.60)% to (45.03)%
   2007.......................... 1.45% to 1.45%      1,350 11.56 to 11.56      16   2.58%      15.53% to   15.53%
   2006.......................... 1.45% to 2.20%        431 10.00 to  9.95       4   0.00%       0.02% to  (0.48)%
 JPMorgan Insurance Trust Mid
   Cap Value Portfolio --
   Class 1
   2010.......................... 1.45% to 2.05%      9,981 15.68 to 15.52     156   1.18%      21.67% to   20.93%
   2009.......................... 1.45% to 2.05%     11,666 12.89 to 12.84     150   0.00%      44.45% to   43.58%
 JPMorgan Insurance Trust Small
   Cap Core Portfolio -- Class 1
   2010.......................... 1.45% to 1.45%      1,863 16.19 to 16.19      30   0.00%      25.28% to   25.28%
   2009.......................... 1.45% to 1.45%      1,484 12.93 to 12.93      19   0.24%      45.02% to   45.02%
 JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1
   2010.......................... 1.45% to 2.20%    198,265 11.36 to  9.43   2,201   0.93%      11.93% to   11.08%
   2009.......................... 1.45% to 2.20%     88,611 10.14 to  8.49     883   2.76%      31.74% to   30.74%
   2008.......................... 1.45% to 2.20%     99,638  7.70 to  6.49     757   6.44%    (35.75)% to (36.24)%
   2007.......................... 1.45% to 2.20%     62,510 11.98 to 11.83     743   0.06%       8.84% to    8.01%
   2006.......................... 1.45% to 2.20%        399 11.01 to 10.96       4   0.00%      10.11% to    9.55%
Janus Aspen Series
 Balanced Portfolio --
   Institutional Shares
   2010.......................... 1.15% to 1.60%  5,017,078 35.31 to 15.51 118,984   2.76%       7.14% to    6.66%
   2009.......................... 1.15% to 1.60%  5,849,723 32.96 to 14.55 130,542   2.97%      24.44% to   23.88%
   2008.......................... 1.15% to 1.60%  6,782,516 26.48 to 11.74 122,794   2.59%    (16.81)% to (17.18)%
   2007.......................... 1.15% to 1.60%  8,947,112 31.83 to 14.18 194,974   2.41%       9.26% to    8.76%
   2006.......................... 1.15% to 1.60% 11,736,692 29.14 to 13.04 239,080   2.06%       9.45% to    8.96%
 Balanced Portfolio --
   Service Shares
   2010.......................... 1.45% to 2.55% 12,439,881 15.96 to 10.86 159,866   2.50%       6.55% to    5.36%
   2009.......................... 1.45% to 2.55% 13,737,473 14.98 to 10.31 167,934   2.76%      23.76% to   22.38%
   2008.......................... 1.45% to 2.55% 12,812,353 12.10 to  8.43 129,923   2.47%    (17.28)% to (18.20)%
   2007.......................... 1.45% to 2.55% 12,511,196 14.63 to 10.30 158,282   2.29%       8.68% to    4.51%
   2006.......................... 1.45% to 2.30% 12,503,041 13.46 to 11.24 146,250   1.97%       8.82% to    7.88%
 Enterprise Portfolio --
   Institutional Shares
   2010.......................... 1.15% to 1.60%  2,737,583 40.89 to 11.73  60,955   0.07%      24.40% to   23.84%
   2009.......................... 1.15% to 1.60%  3,208,516 32.87 to  9.47  57,175   0.00%      43.16% to   42.51%
   2008.......................... 1.15% to 1.60%  3,614,454 22.96 to  6.65  45,389   0.24%    (44.37)% to (44.62)%
   2007.......................... 1.15% to 1.60%  4,613,713 41.27 to 12.01 103,144   0.21%      20.63% to   20.08%
   2006.......................... 1.15% to 1.60%  5,680,114 34.21 to 10.00 106,781   0.00%      12.31% to   11.80%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                 EXPENSES AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 Enterprise Portfolio --
   Service Shares
   2010......................... 1.50% to 1.70%    936,942  6.34 to  6.21   6,789   0.00%      23.64% to   23.39%
   2009......................... 1.50% to 1.70%  1,090,738  5.13 to  5.03   6,281   0.00%      42.28% to   41.99%
   2008......................... 1.50% to 1.70%  1,351,294  3.60 to  3.54   5,484   0.06%    (44.70)% to (44.81)%
   2007......................... 1.50% to 1.70%  1,739,815  6.52 to  6.42  12,578   0.06%      19.91% to   19.66%
   2006......................... 1.50% to 1.70%  2,314,385  5.44 to  5.37  13,878   0.00%      11.61% to   11.38%
 Flexible Bond Portfolio --
   Institutional Shares
   2010......................... 0.75% to 1.60%  1,179,595 18.74 to 17.12  24,777   6.17%       7.16% to    6.25%
   2009......................... 0.75% to 1.60%  1,339,043 17.49 to 16.11  26,360   4.63%      12.37% to   11.41%
   2008......................... 0.75% to 1.60%  1,190,335 15.56 to 14.46  21,047   4.17%       5.23% to    4.33%
   2007......................... 0.75% to 1.60%  1,565,741 14.79 to 13.86  26,362   4.51%       6.23% to    5.32%
   2006......................... 0.75% to 1.60%  2,078,967 13.92 to 13.16  33,277   4.65%       3.44% to    2.56%
 Forty Portfolio --
   Institutional Shares
   2010......................... 0.75% to 1.60%  2,758,732 11.05 to 12.57  53,004   0.34%       5.95% to    5.05%
   2009......................... 0.75% to 1.60%  3,375,548 10.43 to 11.97  61,427   0.04%      45.24% to   44.00%
   2008......................... 0.75% to 1.60%  3,883,178  7.18 to  8.31  49,408   0.14%    (44.57)% to (45.04)%
   2007......................... 0.75% to 1.60%  4,967,925 12.96 to 15.12 114,659   0.34%      35.96% to   34.79%
   2006......................... 0.75% to 1.60%  6,226,663  9.53 to 11.22 106,826   0.34%       8.53% to    7.60%
 Forty Portfolio --
   Service Shares
   2010......................... 1.45% to 2.55%  5,164,330 18.04 to 10.06  54,511   0.19%       4.94% to    3.77%
   2009......................... 1.45% to 2.55% 10,893,165 17.19 to  9.70 107,822   0.01%      43.90% to   42.29%
   2008......................... 1.45% to 2.55% 10,897,858 11.95 to  6.81  77,068   0.01%    (45.12)% to (45.73)%
   2007......................... 1.45% to 2.55%  5,289,899 21.77 to 12.56  74,923   0.19%      34.64% to   40.38%
   2006......................... 1.45% to 2.30%  3,571,495 16.17 to 11.21  36,853   0.16%       7.54% to    6.61%
 Global Technology Portfolio --
   Service Shares
   2010......................... 1.15% to 1.70%  1,601,174  5.30 to  4.89   8,156   0.00%      22.97% to   22.28%
   2009......................... 1.15% to 1.70%  1,684,041  4.31 to  4.00   7,001   0.00%      55.09% to   54.23%
   2008......................... 1.15% to 1.70%  1,731,993  2.78 to  2.59   4,648   0.09%    (44.62)% to (44.93)%
   2007......................... 1.15% to 1.70%  2,331,053  5.02 to  4.71  11,329   0.33%      20.29% to   19.62%
   2006......................... 1.15% to 1.70%  2,760,786  4.17 to  3.94  11,189   0.00%       6.59% to    6.00%
 Janus Portfolio --
   Institutional Shares
   2010......................... 1.15% to 1.60%  4,095,798 26.35 to  8.76  63,582   1.08%      13.20% to   12.69%
   2009......................... 1.15% to 1.60%  4,891,848 23.28 to  7.78  67,179   0.54%      34.78% to   34.17%
   2008......................... 1.15% to 1.60%  5,587,425 17.27 to  5.80  57,089   0.72%    (40.42)% to (40.68)%
   2007......................... 1.15% to 1.60%  7,101,720 28.99 to  9.77 120,734   0.69%      13.76% to   13.24%
   2006......................... 1.15% to 1.60%  8,909,493 25.48 to  8.63 134,434   0.47%      10.10% to    9.60%
 Janus Portfolio --
   Service Shares
   2010......................... 1.50% to 1.70%    771,277  6.69 to  6.55   5,366   0.36%      12.55% to   12.32%
   2009......................... 1.50% to 1.70%    975,931  5.95 to  5.83   6,057   0.39%      33.97% to   33.70%
   2008......................... 1.50% to 1.70%  1,178,442  4.44 to  4.36   5,486   0.58%    (40.77)% to (40.89)%
   2007......................... 1.50% to 1.70%  1,505,874  7.49 to  7.38  11,793   0.55%      13.07% to   12.84%
   2006......................... 1.50% to 1.70%  1,935,725  6.63 to  6.54  13,364   0.28%       9.47% to    9.25%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                 EXPENSES AS A                            NET    INVESTMENT
                                  % OF AVERAGE                           ASSETS    INCOME
                                 NET ASSETS (1)   UNITS     UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- --------- -------------- ------- ---------- --------------------
 Overseas Portfolio --
   Institutional Shares
   2010......................... 0.75% to 1.60% 2,537,925 19.15 to 29.44  99,035   0.68%      24.37% to   23.31%
   2009......................... 0.75% to 1.60% 2,970,025 15.40 to 23.87  93,941   0.56%      78.21% to   76.69%
   2008......................... 0.75% to 1.60% 3,413,992  8.64 to 13.51  60,693   2.75%    (52.47)% to (52.88)%
   2007......................... 0.75% to 1.60% 4,574,175 18.18 to 28.67 170,730   0.61%      27.35% to   26.26%
   2006......................... 0.75% to 1.60% 5,695,936 14.27 to 22.71 169,248   1.92%      45.92% to   44.68%
 Overseas Portfolio --
   Service Shares
   2010......................... 1.45% to 2.10%   820,795 38.48 to 25.54  15,993   0.52%      23.21% to   22.40%
   2009......................... 1.45% to 2.10% 1,103,878 31.24 to 20.86  17,431   0.40%      76.48% to   75.31%
   2008......................... 1.45% to 2.10% 1,331,312 17.70 to 11.90  11,958   2.68%    (52.92)% to (53.24)%
   2007......................... 1.45% to 2.10% 1,687,826 37.60 to 25.45  32,014   0.43%      26.15% to   25.32%
   2006......................... 1.45% to 2.20% 2,156,293 29.80 to 20.96  32,138   1.84%      44.51% to   43.41%
 Worldwide Portfolio --
   Institutional Shares
   2010......................... 1.15% to 1.60% 3,542,088 32.30 to  9.61  70,639   0.61%      14.50% to   13.99%
   2009......................... 1.15% to 1.60% 4,069,088 28.21 to  8.43  70,423   1.41%      36.12% to   35.50%
   2008......................... 1.15% to 1.60% 4,749,869 20.72 to  6.22  60,413   1.16%    (45.30)% to (45.55)%
   2007......................... 1.15% to 1.60% 6,188,938 37.88 to 11.43 140,111   0.72%       8.36% to    7.87%
   2006......................... 1.15% to 1.60% 7,718,473 34.96 to 10.60 164,481   1.71%      16.85% to   16.32%
 Worldwide Portfolio --
   Service Shares
   2010......................... 1.50% to 1.70% 1,036,356  6.23 to  6.10   6,800   0.48%      13.79% to   13.56%
   2009......................... 1.50% to 1.70% 1,278,506  5.48 to  5.37   7,398   1.26%      35.34% to   35.07%
   2008......................... 1.50% to 1.70% 1,533,563  4.05 to  3.98   6,583   0.98%    (45.64)% to (45.75)%
   2007......................... 1.50% to 1.70% 1,888,032  7.45 to  7.33  14,873   0.54%       7.71% to    7.49%
   2006......................... 1.50% to 1.70% 2,410,037  6.91 to  6.82  17,511   1.59%      16.17% to   15.94%
 Legg Mason Partners Variable
   Equity Trust
 Legg Mason ClearBridge
   Variable Aggressive Growth
   Portfolio -- Class II
   2010......................... 1.45% to 2.30%   426,545 14.97 to 10.24   5,856   0.00%      22.91% to   21.85%
   2009......................... 1.45% to 2.30%   547,645 12.18 to  8.41   6,069   0.00%      32.25% to   31.11%
   2008......................... 1.45% to 2.30%   686,157  9.21 to  6.41   5,736   0.00%    (41.44)% to (41.95)%
   2007......................... 1.45% to 2.30%   754,057 15.72 to 11.05  11,018   0.00%     (1.10)% to (91.96)%
   2006......................... 1.45% to 2.30%   772,298 15.90 to 11.27  11,455   0.00%       9.14% to    8.21%
 Legg Mason ClearBridge
   Variable Equity Income
   Builder Portfolio -- Class I
   2010......................... 1.15% to 1.60%   543,445  8.69 to  8.55   4,661   3.77%      10.97% to   10.47%
   2009......................... 1.15% to 1.60%   709,576  7.83 to  7.74   5,503   3.20%      21.49% to   20.94%
   2008......................... 1.15% to 1.60%   825,947  6.45 to  6.40   5,292   2.53%    (35.77)% to (36.06)%
   2007......................... 1.15% to 1.60% 1,069,924 10.04 to 10.00  10,711   5.13%       0.52% to    0.06%
   2006......................... 1.15% to 1.60%   982,919 14.33 to 12.53  13,041   1.95%      11.27% to   10.77%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                   EXPENSES AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 Legg Mason ClearBridge Variable
   Equity Income Builder
   Portfolio -- Class II
   2010........................... 1.45% to 2.45%   952,213  8.56 to  8.25  7,983   3.72%      10.49% to    9.37%
   2009........................... 1.45% to 2.45% 1,032,646  7.75 to  7.54  7,872   3.21%      20.85% to   19.63%
   2008........................... 1.45% to 2.45% 1,058,150  6.41 to  6.30  6,715   2.50%    (35.90)% to (36.55)%
   2007........................... 1.45% to 2.45% 1,340,388 10.00 to  9.93 13,352   5.01%       0.02% to  (0.99)%
   2006........................... 1.45% to 2.30%   961,071 11.69 to 11.32 10,918   2.99%      10.63% to    9.68%
 Legg Mason ClearBridge Variable
   Fundamental All Cap Value
   Portfolio -- Class I
   2010........................... 1.45% to 2.30% 1,013,465  8.70 to  8.43  8,765   1.62%      14.91% to   13.92%
   2009........................... 1.45% to 2.30% 1,223,937  7.57 to  7.40  9,226   1.33%      27.48% to   26.38%
   2008........................... 1.45% to 2.30% 1,421,022  5.94 to  5.85  8,415   1.63%    (37.50)% to (38.04)%
   2007........................... 1.45% to 2.30% 1,658,556  9.50 to  9.45 15,743   1.76%     (7.21)% to  (8.01)%
   2006........................... 1.45% to 2.30% 1,197,152 16.36 to 11.86 18,819   1.35%      16.17% to   15.17%
 Legg Mason ClearBridge Variable
   Large Cap Value
   Portfolio --Class I
   2010........................... 1.15% to 1.60%   755,761 16.82 to 11.90 10,871   2.91%       8.21% to    7.72%
   2009........................... 1.15% to 1.60%   886,599 15.55 to 11.04 11,860   1.84%      23.07% to   22.51%
   2008........................... 1.15% to 1.60% 1,153,097 12.63 to  9.02 12,556   1.14%    (36.37)% to (36.65)%
   2007........................... 1.15% to 1.60% 1,751,515 19.85 to 14.23 30,078   1.15%       2.70% to    2.23%
   2006........................... 1.15% to 1.60% 2,344,053 19.33 to 13.92 39,253   1.55%      16.90% to   16.38%
 Legg Mason Partners Variable
   Income Trust...................
 Legg Mason Western Asset
   Variable Strategic Bond
   Portfolio -- Class I
   2010........................... 1.15% to 1.60%   916,784 16.74 to 15.38 14,572   2.66%      10.54% to   10.04%
   2009........................... 1.15% to 1.60% 1,054,243 15.14 to 13.98 15,214   5.25%      20.41% to   19.87%
   2008........................... 1.15% to 1.60% 1,282,652 12.58 to 11.66 15,422   5.45%    (17.98)% to (18.35)%
   2007........................... 1.15% to 1.60% 1,900,849 15.33 to 14.28 27,947   4.38%       0.81% to    0.36%
   2006........................... 1.15% to 1.60% 2,386,389 15.21 to 14.23 34,924   4.93%       3.82% to    3.35%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock
   Series -- Service Class Shares
   2010........................... 1.45% to 2.30% 1,375,271 13.77 to 10.87 11,452   0.30%      10.53% to    9.57%
   2009........................... 1.45% to 2.30% 1,761,025 12.46 to  9.92 13,156   0.45%      37.08% to   35.90%
   2008........................... 1.45% to 2.30% 2,114,412  9.09 to  7.30 11,423   0.30%    (37.90)% to (38.43)%
   2007........................... 1.45% to 2.30% 2,772,937 14.64 to 11.86 23,662   0.09%       9.41% to    8.46%
   2006........................... 1.45% to 2.30% 3,222,544 13.38 to 10.93 25,116   0.00%       5.75% to    4.84%
 MFS(R) Investors Trust
   Series -- Service Class Shares
   2010........................... 1.45% to 1.95% 1,013,295 14.56 to 11.58 10,256   1.03%       9.27% to    8.72%
   2009........................... 1.45% to 1.95% 1,214,776 13.33 to 10.65 11,262   1.33%      24.72% to   24.09%
   2008........................... 1.45% to 1.95% 1,448,454 10.68 to  8.58 10,745   0.85%    (34.22)% to (34.56)%
   2007........................... 1.45% to 2.10% 1,727,471 16.24 to 13.18 19,432   0.60%       8.43% to    7.71%
   2006........................... 1.45% to 2.30% 2,090,802 14.98 to 11.55 21,603   0.26%      11.06% to   10.11%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                     EXPENSES AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
 MFS(R) New Discovery Series --
   Service Class Shares
   2010............................. 1.15% to 2.30% 2,259,583 20.30 to 14.60 31,137   0.00%      34.38% to   32.82%
   2009............................. 1.15% to 2.30% 2,361,297 15.11 to 10.99 23,923   0.00%      61.05% to   59.18%
   2008............................. 1.15% to 2.30% 2,398,120  9.38 to  6.91 15,141   5.47%    (40.22)% to (40.91)%
   2007............................. 1.15% to 2.30% 2,768,632 15.69 to 11.69 29,384   2.38%       1.07% to  (0.11)%
   2006............................. 1.15% to 2.30% 3,562,284 15.53 to 11.70 37,342   0.00%      11.64% to   10.34%
 MFS(R) Strategic Income Series --
   Service Class Shares
   2010............................. 1.45% to 1.45%     5,711 13.48 to 13.48     77   4.19%       8.20% to    8.20%
   2009............................. 1.45% to 2.20%    37,014 12.46 to 10.32    425   9.57%      22.09% to   21.16%
   2008............................. 1.45% to 2.20%    40,658 10.21 to  8.52    387   1.52%    (13.54)% to (14.20)%
   2007............................. 1.45% to 1.45%     6,569 11.81 to 11.81     78   4.25%       1.91% to    1.91%
   2006............................. 1.45% to 2.05%     4,108 11.58 to 10.45     48   3.38%       4.85% to    4.21%
 MFS(R) Total Return Series --
   Service Class Shares
   2010............................. 1.45% to 2.55% 7,134,030 13.45 to  9.03 75,384   2.53%       8.04% to    6.84%
   2009............................. 1.45% to 2.55% 7,403,982 12.45 to  8.45 72,982   3.27%      16.02% to   14.72%
   2008............................. 1.45% to 2.55% 6,932,090 10.73 to  7.37 59,746   3.84%    (23.45)% to (24.30)%
   2007............................. 1.45% to 2.55% 6,579,015 14.02 to  9.73 76,363   2.35%       2.42% to  (3.94)%
   2006............................. 1.45% to 2.30% 4,769,194 13.69 to 11.10 54,869   2.24%      10.01% to    9.06%
 MFS(R) Utilities Series -- Service
   Class Shares
   2010............................. 1.45% to 2.20% 1,920,129 26.31 to 16.02 33,264   3.13%      11.87% to   11.02%
   2009............................. 1.45% to 2.20% 2,321,427 23.52 to 14.43 36,538   4.83%      30.94% to   29.95%
   2008............................. 1.45% to 2.20% 2,903,994 17.96 to 11.11 35,664   7.03%    (38.71)% to (39.18)%
   2007............................. 1.45% to 2.20% 3,407,875 29.31 to 18.26 68,817   3.44%      25.70% to   24.74%
   2006............................. 1.45% to 2.30% 3,724,035 23.32 to 12.81 58,884   1.86%      29.07% to   27.96%
Oppenheimer Variable Account
  Funds
 Oppenheimer Balanced Fund/
   VA -- Non-Service Shares
   2010............................. 1.15% to 1.60%   875,761 33.91 to 10.71 18,467   1.47%      11.62% to   11.11%
   2009............................. 1.15% to 1.60% 1,080,019 30.38 to  9.64 19,935   0.00%      20.49% to   19.95%
   2008............................. 1.15% to 1.60% 1,361,701 25.21 to  8.04 20,718   4.37%    (44.12)% to (44.38)%
   2007............................. 1.15% to 1.60% 1,898,908 45.12 to 14.45 50,976   2.93%       2.59% to    2.12%
   2006............................. 1.15% to 1.60% 2,351,158 43.98 to 14.15 62,389   2.91%       9.87% to    9.38%
 Oppenheimer Balanced Fund/
   VA -- Service Shares
   2010............................. 1.45% to 2.55% 4,785,055  9.22 to  6.93 39,331   1.18%      11.04% to    9.81%
   2009............................. 1.45% to 2.55% 5,204,659  8.30 to  6.31 38,589   0.00%      19.84% to   18.50%
   2008............................. 1.45% to 2.55% 5,107,592  6.93 to  5.33 32,033   3.81%    (44.43)% to (45.06)%
   2007............................. 1.45% to 2.55% 4,479,782 12.46 to  9.69 51,835   2.33%       1.98% to  (4.56)%
   2006............................. 1.45% to 2.30% 3,734,727 12.22 to 10.89 43,482   2.24%       9.26% to    8.31%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                 EXPENSES AS A                              NET    INVESTMENT
                                % OF AVERAGE NET                           ASSETS    INCOME
                                   ASSETS (1)      UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                ---------------- ---------- -------------- ------- ---------- --------------------
 Oppenheimer Capital
   Appreciation Fund/VA --
   Non-Service Shares
   2010........................  1.15% to 1.60%   1,670,872 56.66 to 10.66  42,219   0.18%       8.16% to    7.67%
   2009........................  1.15% to 1.60%   2,013,353 52.39 to  9.90  47,003   0.33%      42.86% to   42.21%
   2008........................  1.15% to 1.60%   2,410,505 36.67 to  6.96  39,245   0.15%    (46.15)% to (46.39)%
   2007........................  1.15% to 1.60%   3,281,755 68.09 to 12.99  98,385   0.24%      12.83% to   12.32%
   2006........................  1.15% to 1.60%   4,291,526 60.35 to 11.56 113,604   0.40%       6.71% to    6.23%
 Oppenheimer Capital
   Appreciation Fund/VA --
   Service Shares
   2010........................  1.45% to 2.10%     748,904 13.02 to  9.82   8,938   0.00%       7.56% to    6.85%
   2009........................  1.45% to 2.10%     894,281 12.11 to  9.19  10,092   0.01%      42.06% to   41.13%
   2008........................  1.45% to 2.10%     877,284  8.52 to  6.03   7,287   0.00%    (46.45)% to (46.81)%
   2007........................  1.45% to 2.10%   1,069,304 15.92 to 11.33  16,850   0.01%      12.20% to   11.46%
   2006........................  1.45% to 2.30%   1,137,445 14.18 to 11.12  15,884   0.19%       6.12% to    5.21%
 Oppenheimer Core Bond Fund/
   VA -- Non-Service Shares
   2010........................  1.15% to 1.60%   1,318,800 22.33 to  9.62  19,585   1.89%      10.13% to    9.64%
   2009........................  1.15% to 1.60%   1,526,681 20.27 to  8.77  20,608   0.00%       8.35% to    7.86%
   2008........................  1.15% to 1.60%   1,873,787 18.71 to  8.13  23,110   4.96%    (39.75)% to (40.02)%
   2007........................  1.15% to 1.60%   2,549,165 31.06 to 13.56  51,724   5.32%       3.18% to    2.72%
   2006........................  1.15% to 1.60%   2,858,389 30.10 to 13.20  57,980   5.63%       4.07% to    3.60%
 Oppenheimer Global Securities
   Fund/VA -- Service Shares
   2010........................  1.45% to 2.55%   9,262,736 20.73 to  8.75 114,692   1.24%      14.03% to   12.76%
   2009........................  1.45% to 2.55%  10,027,128 18.18 to  7.76 110,762   1.97%      37.33% to   35.80%
   2008........................  1.45% to 2.55%  10,638,744 13.24 to  5.72  88,007   1.35%    (41.20)% to (41.86)%
   2007........................  1.45% to 2.20%   7,632,946 22.52 to 14.20 120,950   1.58%       4.53% to    3.73%
   2006........................  1.45% to 2.30%   8,592,832 21.54 to 12.17 128,891   0.88%      15.67% to   14.67%
 Oppenheimer High Income
   Fund/VA -- Non-Service
   Shares
   2010........................  1.15% to 1.60%   1,058,071 12.52 to  3.63   7,581   6.44%      13.49% to   12.98%
   2009........................  1.15% to 1.60%   1,255,407 11.03 to  3.22   7,952   0.00%      23.88% to   23.32%
   2008........................  1.15% to 1.60%   1,398,189  8.90 to  2.61   7,385   8.01%    (78.92)% to (79.01)%
   2007........................  1.15% to 1.60%   1,695,927 42.24 to 12.43  43,383   7.55%     (1.26)% to  (1.71)%
   2006........................  1.15% to 1.60%   2,216,350 42.78 to 12.64  58,611   7.86%       8.17% to    7.68%
 Oppenheimer Main Street Fund/
   VA -- Service Shares
   2010........................  1.45% to 2.55%  21,482,149 13.70 to  8.20 199,988   0.92%      14.15% to   12.87%
   2009........................  1.45% to 2.55%  14,823,506 12.01 to  7.27 122,473   1.62%      26.14% to   24.73%
   2008........................  1.45% to 2.55%  14,173,335  9.52 to  5.83  94,330   1.64%    (39.52)% to (40.19)%
   2007........................  1.45% to 2.45%   4,861,869 15.74 to 10.83  55,700   0.93%       2.63% to    1.59%
   2006........................  1.45% to 2.30%   7,305,931 15.33 to 11.73  81,489   0.89%      13.10% to   12.13%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                 EXPENSES AS A                            NET    INVESTMENT
                                  % OF AVERAGE                           ASSETS    INCOME
                                 NET ASSETS (1)   UNITS     UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- --------- -------------- ------- ---------- --------------------
 Oppenheimer Main Street Small
   Cap Fund/VA -- Service
   Shares
   2010......................... 1.45% to 2.55% 9,545,251 19.11 to  8.70 113,141    0.25%     21.27% to   19.92%
   2009......................... 1.45% to 2.55% 3,767,565 15.76 to  7.25  44,935    0.66%     34.90% to   33.39%
   2008......................... 1.45% to 2.55% 3,816,221 11.68 to  5.44  34,361    0.83%   (38.90)% to (39.59)%
   2007......................... 1.45% to 2.55% 4,088,672 19.12 to  9.00  62,618    0.28%    (2.83)% to (14.53)%
   2006......................... 1.45% to 2.30% 2,259,800 19.67 to 11.84  41,872    0.16%     13.00% to   12.03%
 Oppenheimer Small- & Mid-Cap
   Growth Fund/VA -- Non-
   Service Shares
   2010......................... 1.15% to 1.60% 1,116,145 45.47 to  9.45  29,147    0.00%     26.00% to   25.43%
   2009......................... 1.15% to 1.60% 1,303,483 36.09 to  7.53  26,548    0.00%     31.08% to   30.49%
   2008......................... 1.15% to 1.60% 1,528,898 27.53 to  5.77  23,783    0.00%   (49.66)% to (49.88)%
   2007......................... 1.15% to 1.60% 1,981,504 54.68 to 11.52  59,934    0.00%      5.10% to    4.63%
   2006......................... 1.15% to 1.60% 2,611,132 52.03 to 11.01  75,279    0.00%      1.77% to    1.32%
 Oppenheimer Small- & Mid-Cap
   Growth Fund/VA -- Service
   Shares
   2010......................... 1.45% to 1.95%   225,234 13.48 to  9.84   3,002    0.00%     25.32% to   24.68%
   2009......................... 1.45% to 1.95%   215,778 10.76 to  7.89   2,296    0.00%     30.34% to   29.68%
   2008......................... 1.45% to 1.95%   246,430  8.25 to  6.09   2,009    0.00%   (49.95)% to (50.20)%
   2007......................... 1.45% to 1.95%   315,293 16.49 to 12.22   5,144    0.00%      4.49% to    3.96%
   2006......................... 1.45% to 2.30%   387,344 15.78 to 10.67   6,052    0.00%      1.22% to    0.35%
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor
   Class Shares
   2010......................... 1.45% to 2.20% 1,941,939 12.64 to 12.10  24,305    7.74%     11.37% to   10.52%
   2009......................... 1.45% to 2.20%   965,004 11.35 to 10.95  10,837    6.83%     19.67% to   18.76%
   2008......................... 1.45% to 2.20% 1,019,981  9.48 to  9.22   9,607    5.41%   (17.13)% to (17.76)%
   2007......................... 1.45% to 2.20% 1,328,551 11.44 to 11.22  15,149    7.38%      6.61% to    5.79%
   2006......................... 1.45% to 2.30%   648,529 10.73 to 10.33   6,946    5.24%      3.05% to    2.17%
 Foreign Bond Portfolio (U.S.
   Dollar Hedged) --
   Administrative Class Shares
   2010......................... 1.50% to 1.70%   329,160 15.30 to 14.98   4,985    4.08%      6.86% to    6.65%
   2009......................... 1.50% to 1.70%   377,728 14.32 to 14.04   5,351   13.37%     13.86% to   13.63%
   2008......................... 1.50% to 1.70%   442,196 12.57 to 12.36   5,501    3.05%    (3.86)% to  (4.05)%
   2007......................... 1.50% to 1.70%   644,226 13.08 to 12.88   8,347    3.36%      2.06% to    1.85%
   2006......................... 1.50% to 1.70%   764,583 12.81 to 12.65   9,717    4.20%      0.66% to    0.45%
 High Yield Portfolio --
   Administrative Class Shares
   2010......................... 1.45% to 2.55% 7,853,172 15.51 to 11.18 113,843    7.26%     12.81% to   11.55%
   2009......................... 1.45% to 2.55% 8,517,858 13.75 to 10.02 113,504    8.70%     38.23% to   36.69%
   2008......................... 1.45% to 2.55% 7,997,415  9.95 to  7.33  77,572    7.68%   (24.62)% to (25.46)%
   2007......................... 1.45% to 2.45% 6,148,888 13.19 to 10.57  85,408    6.97%      1.99% to    0.95%
   2006......................... 1.45% to 2.30% 7,880,987 12.94 to 10.76 105,639    6.88%      7.50% to    6.58%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                   EXPENSES AS A                              NET    INVESTMENT
                                  % OF AVERAGE NET                           ASSETS    INCOME
                                     ASSETS (1)      UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  ---------------- ---------- -------------- ------- ---------- --------------------
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2010..........................  1.45% to 2.55%   2,490,396 14.21 to 12.26  41,299   5.57%       9.99% to    8.76%
   2009..........................  1.45% to 2.55%   5,493,956 12.92 to 11.27  75,552   7.32%     (5.77)% to  (6.82)%
   2008..........................  1.45% to 2.55%   5,739,941 13.71 to 12.10  88,048   4.25%      15.60% to   14.31%
   2007..........................  1.45% to 2.55%   6,083,533 11.86 to 10.58  81,485   4.53%       8.15% to    8.82%
   2006..........................  1.45% to 2.30%   4,748,616 10.97 to  9.91  62,943   5.55%     (0.31)% to  (1.17)%
 Low Duration Portfolio --
   Administrative Class Shares
   2010..........................  1.45% to 2.55%  21,125,272 12.32 to 11.42 248,281   1.96%       3.76% to    2.60%
   2009..........................  1.45% to 2.55%  24,727,901 11.87 to 11.13 280,887   6.57%      11.68% to   10.43%
   2008..........................  1.45% to 2.55%  18,915,673 10.63 to 10.08 194,038   4.51%     (1.86)% to  (2.96)%
   2007..........................  1.45% to 2.55%  17,920,878 10.83 to 10.39 191,569   4.23%       5.80% to    5.82%
   2006..........................  1.45% to 2.30%   2,044,005 10.24 to 10.14  20,805   4.24%       2.47% to    1.58%
 Total Return Portfolio --
   Administrative Class Shares
   2010..........................  1.15% to 2.55%  31,591,358 14.63 to 12.57 464,840   5.16%       6.86% to    5.35%
   2009..........................  1.15% to 2.55%  28,509,454 13.69 to 11.93 406,290   6.79%      12.73% to   11.13%
   2008..........................  1.15% to 2.55%  24,894,819 12.14 to 10.73 323,751   5.57%       3.59% to    2.12%
   2007..........................  1.15% to 2.55%  23,041,682 11.72 to 10.51 299,527   4.79%       7.48% to    7.72%
   2006..........................  1.15% to 2.30%  26,585,312 10.91 to 10.13 321,728   5.00%       2.65% to    1.46%
Rydex Variable Trust
 NASDAQ -- 100(R) Fund
   2010..........................  1.45% to 2.10%     830,325 16.66 to 12.18   5,295   0.00%      16.77% to   16.00%
   2009..........................  1.45% to 2.10%   1,209,561 14.27 to 10.50   6,737   0.00%      49.80% to   48.81%
   2008..........................  1.45% to 2.20%   1,299,162  9.52 to  7.71   4,760   0.15%    (42.76)% to (43.19)%
   2007..........................  1.45% to 2.20%   1,610,228 16.64 to 13.57   9,434   0.07%      16.11% to   15.22%
   2006..........................  1.45% to 2.30%   2,099,071 14.33 to 10.86  10,118   0.00%       4.24% to    3.35%
The Alger Portfolios
 Alger Large Cap Growth
   Portfolio -- Class I-2 Shares
   2010..........................  1.15% to 1.60%   2,853,332 20.90 to  9.09  38,885   0.75%      12.08% to   11.58%
   2009..........................  1.15% to 1.60%   3,296,237 18.65 to  8.15  40,195   0.66%      45.88% to   45.22%
   2008..........................  1.15% to 1.60%   3,822,849 12.78 to  5.61  32,079   0.23%    (46.78)% to (47.02)%
   2007..........................  1.15% to 1.60%   4,954,536 24.02 to 10.59  77,447   0.35%      18.56% to   18.02%
   2006..........................  1.15% to 1.60%   6,423,326 20.26 to  8.97  85,861   0.13%       3.94% to    3.47%
 Alger Small Cap Growth
   Portfolio -- Class I-2 Shares
   2010..........................  1.15% to 1.60%   2,612,290 15.25 to 11.55  35,106   0.00%      23.85% to   23.30%
   2009..........................  1.15% to 1.60%   2,946,423 12.31 to  9.37  32,091   0.00%      43.83% to   43.18%
   2008..........................  1.15% to 1.60%   3,365,920  8.56 to  6.54  25,618   0.00%    (47.22)% to (47.46)%
   2007..........................  1.15% to 1.60%   4,556,709 16.22 to 12.45  65,664   0.00%      15.89% to   15.36%
   2006..........................  1.15% to 1.60%   5,906,690 14.00 to 10.79  73,631   0.00%      18.64% to   18.10%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

                                     EXPENSES AS A                             NET   INVESTMENT
                                    % OF AVERAGE NET                          ASSETS   INCOME
                                       ASSETS (1)      UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    ---------------- --------- -------------- ------ ---------- --------------------
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
   Class II Shares
   2010............................  1.45% to 2.55%    749,996 19.96 to  9.70 13,901    0.00%      5.81% to    4.63%
   2009............................  1.45% to 2.55%  1,090,971 18.87 to  9.28 19,200    0.00%     55.12% to   53.39%
   2008............................  1.45% to 2.55%    883,787 12.16 to  6.05  9,979    6.95%   (40.28)% to (40.95)%
   2007............................  1.45% to 2.55%  2,841,578 20.37 to 10.24 43,190    9.12%      8.51% to    3.60%
   2006............................  1.45% to 2.30%  2,445,477 18.77 to 11.84 36,309    0.72%     11.97% to   11.00%
 Jennison Portfolio -- Class II
   Shares
   2010............................  1.45% to 2.30%    204,064 15.30 to 10.75  2,678    0.02%      9.83% to    8.89%
   2009............................  1.45% to 2.30%    246,625 13.93 to  9.87  2,904    0.28%     40.53% to   39.32%
   2008............................  1.45% to 2.30%    287,151  9.91 to  7.09  2,331    0.07%   (38.46)% to (38.99)%
   2007............................  1.45% to 2.30%    252,437 16.11 to 11.61  3,470    0.00%      9.93% to    8.98%
   2006............................  1.45% to 2.30%    268,285 14.66 to 10.66  3,328    0.00%    (0.10)% to  (0.96)%
 Natural Resources Portfolio --
   Class II Shares
   2010............................  1.45% to 2.55%  2,106,882 26.14 to 12.57 44,145    0.08%     25.63% to   24.23%
   2009............................  1.45% to 2.55%  3,326,772 20.81 to 10.12 51,535   13.00%     73.85% to   71.91%
   2008............................  1.45% to 2.55%  3,104,821 11.97 to  5.89 26,572   14.74%   (53.87)% to (54.38)%
   2007............................  1.45% to 2.55%  1,779,458 25.95 to 12.90 42,907   23.96%     45.54% to   46.22%
   2006............................  1.45% to 2.30%    852,359 17.83 to 13.04 15,160    3.04%     19.96% to   18.93%
 SP International Growth Portfolio
   -- Class II Shares
   2010............................  1.55% to 1.55%      1,472 10.28 to 10.28     15    1.18%     12.05% to   12.05%
   2009............................  1.55% to 1.55%      1,554  9.17 to  9.17     14    0.67%     34.33% to   34.33%
   2008............................  1.55% to 1.55%      8,967  6.83 to  6.83     61   22.39%   (51.25)% to (51.25)%
   2007............................  1.55% to 1.55%     11,452 14.01 to 14.01    160   12.30%     17.27% to   17.27%
   2006............................  1.55% to 1.55%     14,472 11.94 to 11.94    173    0.80%     18.56% to   18.56%
 SP Prudential U.S. Emerging
   Growth Portfolio -- Class II
   Shares
   2010............................  1.55% to 1.55%      1,809 14.34 to 14.34     26    0.23%     18.10% to   18.10%
   2009............................  1.55% to 1.55%      1,719 12.14 to 12.14     21    0.22%     38.99% to   38.99%
   2008............................  1.55% to 1.55%      1,855  8.74 to  8.74     16   16.98%   (37.23)% to (37.23)%
   2007............................  1.55% to 1.55%      1,610 13.92 to 13.92     22   10.07%     14.53% to   14.53%
   2006............................  1.55% to 1.55%      1,647 12.15 to 12.15     20   13.77%      7.41% to    7.41%
Wells Fargo Variable Trust
 Wells Fargo Advantage VT
   Omega Growth Fund -- Class 2
   2010............................  1.45% to 1.95%    214,336 12.61 to 12.58  2,701    0.00%      64.92% to  64.09%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, and administrative expenses and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2010

(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                       PAGE
                                                                                                       ----
Financial Statements:
   Report of KPMG LLP, Independent Registered Public Accounting Firm.................................. F-1
   Consolidated Statements of Income for the years ended December 31, 2010, 2009 and 2008............. F-2
   Consolidated Balance Sheets as of December 31, 2010 and 2009....................................... F-3
   Consolidated Statements of Changes in Stockholder's Equity for the years ended December 31, 2010,
     2009 and 2008.................................................................................... F-4
   Consolidated Statements of Cash Flows for the years ended December 31, 2010, 2009 and 2008......... F-5
   Notes to Consolidated Financial Statements......................................................... F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2010 and 2009, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2010. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

   As discussed in note 2 to the consolidated financial statements, the Company changed its method of accounting for embedded credit derivatives and variable interest entities in 2010 and for other-than-temporary impairments in 2009.

/s/ KPMG LLP

Richmond, Virginia
March 18, 2011

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF INCOME
                             (AMOUNTS IN MILLIONS)

                                                                               YEARS ENDED DECEMBER 31,
                                                                             ----------------------------
                                                                               2010      2009      2008
                                                                             --------  --------  --------
Revenues:
Premiums.................................................................... $  911.7  $  982.4  $1,068.5
Net investment income.......................................................    717.6     644.7     948.3
Net investment gains (losses)...............................................   (111.7)   (315.9)   (936.7)
Policy fees and other income................................................    570.9     599.2     607.7
                                                                             --------  --------  --------
   Total revenues...........................................................  2,088.5   1,910.4   1,687.8
                                                                             --------  --------  --------
Benefits and expenses:
Benefits and other changes in policy reserves...............................  1,157.1   1,032.7   1,138.8
Interest credited...........................................................    303.4     339.7     450.7
Acquisition and operating expenses, net of deferrals........................    263.9     247.0     270.2
Amortization of deferred acquisition costs and intangibles..................    217.1     241.0     244.0
Interest expense............................................................    108.9      91.7     168.1
                                                                             --------  --------  --------
   Total benefits and expenses..............................................  2,050.4   1,952.1   2,271.8
                                                                             --------  --------  --------
Income (loss) before income taxes and equity in net income (loss) of
  unconsolidated subsidiary.................................................     38.1     (41.7)   (584.0)
Provision (benefit) for income taxes........................................    (36.0)    (36.0)   (212.3)
                                                                             --------  --------  --------
Net income (loss) before equity in net income (loss) of unconsolidated
  subsidiary................................................................     74.1      (5.7)   (371.7)
Equity in net income (loss) of unconsolidated subsidiary....................     20.0       4.4     (37.6)
                                                                             --------  --------  --------
Net income (loss)........................................................... $   94.1  $   (1.3) $ (409.3)
                                                                             ========  ========  ========
Supplemental disclosures:
Total other-than-temporary impairments...................................... $  (57.1) $ (592.1) $ (820.7)
Portion of other-than-temporary impairments included in other comprehensive
  income (loss).............................................................    (29.5)    226.6        --
                                                                             --------  --------  --------
Net other-than-temporary impairments........................................    (86.6)   (365.5)   (820.7)
Other investment gains (losses).............................................    (25.1)     49.6    (116.0)
                                                                             --------  --------  --------
Total net investment gains (losses)......................................... $ (111.7) $ (315.9) $ (936.7)
                                                                             ========  ========  ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
           (AMOUNTS IN MILLIONS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                DECEMBER 31,
                                                                                            --------------------
                                                                                               2010       2009
                                                                                            ---------  ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value......................... $13,622.9  $11,248.8
       Equity securities available-for-sale, at fair value.................................      70.8      101.3
       Commercial mortgage loans...........................................................   2,109.3    2,363.3
       Restricted commercial mortgage loans related to securitization entity...............     111.8         --
       Policy loans........................................................................     519.6      515.7
       Other invested assets ($1.6 and $297.6 restricted)..................................   1,167.4    2,607.4
                                                                                            ---------  ---------
              Total investments............................................................  17,601.8   16,836.5
   Cash and cash equivalents...............................................................     488.7    1,279.8
   Accrued investment income...............................................................     161.9      152.8
   Deferred acquisition costs..............................................................   3,226.2    3,180.1
   Intangible assets.......................................................................     369.5      491.8
   Goodwill................................................................................     450.9      450.9
   Reinsurance recoverable.................................................................   8,016.6    8,216.0
   Other assets............................................................................     406.1      491.2
   Separate account assets.................................................................  10,659.2   10,086.3
                                                                                            ---------  ---------
              Total assets................................................................. $41,380.9  $41,185.4
                                                                                            =========  =========
Liabilities and stockholder's equity
   Liabilities:
       Future policy benefits.............................................................. $ 9,821.4  $ 9,885.1
       Policyholder account balances.......................................................  10,552.8   11,362.5
       Liability for policy and contract claims............................................     310.3      294.9
       Unearned premiums...................................................................      15.7       17.2
       Other liabilities ($--and $299.4 restricted)........................................     763.3    1,082.3
       Non-recourse funding obligations....................................................   3,537.0    3,543.0
       Deferred income tax liability.......................................................     779.8      586.4
       Separate account liabilities........................................................  10,659.2   10,086.3
       Borrowings related to securitization entity.........................................     114.3         --
                                                                                            ---------  ---------
              Total liabilities............................................................  36,553.8   36,857.7
                                                                                            ---------  ---------
   Commitments and contingencies

   Stockholder's equity:
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding)...........................................................      25.6       25.6
       Additional paid-in capital..........................................................   4,702.3    4,686.7
                                                                                            ---------  ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses):
              Net unrealized gains (losses) on securities not other-than-
                temporarily impaired.......................................................     (68.0)    (546.7)
              Net unrealized gains (losses) on other-than-temporarily impaired
                securities.................................................................     (73.6)    (129.8)
                                                                                            ---------  ---------
          Net unrealized investment gains (losses).........................................    (141.6)    (676.5)
          Derivatives qualifying as hedges.................................................      16.8       12.4
                                                                                            ---------  ---------
       Total accumulated other comprehensive income (loss).................................    (124.8)    (664.1)
       Retained earnings...................................................................     224.0      279.5
                                                                                            ---------  ---------
              Total stockholder's equity...................................................   4,827.1    4,327.7
                                                                                            ---------  ---------
              Total liabilities and stockholder's equity................................... $41,380.9  $41,185.4
                                                                                            =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                             (AMOUNTS IN MILLIONS)

                                                                        ACCUMULATED
                                                            ADDITIONAL     OTHER                  TOTAL
                                                     COMMON  PAID-IN   COMPREHENSIVE RETAINED STOCKHOLDER'S
                                                     STOCK   CAPITAL   INCOME (LOSS) EARNINGS    EQUITY
                                                     ------ ---------- ------------- -------- -------------
Balances as of December 31, 2007.................... $25.6   $4,071.6    $  (333.3)  $ 522.5    $ 4,286.4
                                                                                                ---------
Comprehensive income (loss):
   Net loss.........................................    --         --           --    (409.3)      (409.3)
   Net unrealized gains (losses) on investment
     securities.....................................    --         --     (1,311.5)       --     (1,311.5)
   Derivatives qualifying as hedges.................    --         --         41.2        --         41.2
                                                                                                ---------
Total comprehensive income (loss)...................                                             (1,679.6)
Capital contribution................................    --      610.9           --        --        610.9
Other transactions with stockholder.................    --        4.2           --      (4.9)        (0.7)
                                                     -----   --------    ---------   -------    ---------
Balances as of December 31, 2008....................  25.6    4,686.7     (1,603.6)    108.3      3,217.0
                                                                                                ---------
Cumulative effect of change in accounting, net of
  taxes and other adjustments.......................    --         --       (188.4)    188.5          0.1
Comprehensive income (loss):
   Net loss.........................................    --         --           --      (1.3)        (1.3)
   Net unrealized gains (losses) on securities not
     other-than-temporarily impaired................    --         --      1,143.9        --      1,143.9
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --         17.7        --         17.7
   Derivatives qualifying as hedges.................    --         --        (33.7)       --        (33.7)
                                                                                                ---------
Total comprehensive income (loss)...................                                              1,126.6
Other transactions with stockholder.................    --         --           --     (16.0)       (16.0)
                                                     -----   --------    ---------   -------    ---------
Balances as of December 31, 2009....................  25.6    4,686.7       (664.1)    279.5      4,327.7
                                                                                                ---------
Cumulative effect of change in accounting, net of
  taxes and other adjustments.......................    --         --        101.8    (115.4)       (13.6)
Comprehensive income (loss):
   Net loss.........................................    --         --           --      94.1         94.1
   Net unrealized gains (losses) on securities not
     other-than-temporarily impaired................    --         --        376.9        --        376.9
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --         56.2        --         56.2
   Derivatives qualifying as hedges.................    --         --          4.4        --          4.4
                                                                                                ---------
Total comprehensive income (loss)...................                                                531.6
Other transactions with former parent...............    --       14.0           --     (29.7)       (15.7)
Other transactions with stockholder.................    --        1.6           --      (4.5)        (2.9)
                                                     -----   --------    ---------   -------    ---------
Balances as of December 31, 2010.................... $25.6   $4,702.3    $  (124.8)  $ 224.0    $ 4,827.1
                                                     =====   ========    =========   =======    =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (AMOUNTS IN MILLIONS)

                                                                                YEARS ENDED DECEMBER 31,
                                    -                                       -------------------------------
                                                                               2010       2009       2008
                                                                            ---------  ---------  ---------
Cash flows from operating activities:
   Net income (loss)....................................................... $    94.1  $    (1.3) $  (409.3)
   Adjustments to reconcile net income (loss) to net cash from operating activities:
       Net investment losses (gains).......................................     111.7      315.9      936.7
       Equity in net (income) loss of unconsolidated subsidiary............     (20.0)      (4.4)      37.6
       Charges assessed to policyholders...................................    (433.7)    (394.2)    (364.3)
       Net increase (decrease) in trading securities and derivative
         instruments.......................................................     (64.7)    (149.8)     199.8
       Amortization of fixed maturity discounts and premiums...............      (4.6)      60.0       36.7
       Acquisition costs deferred..........................................    (270.2)    (185.6)    (399.9)
       Amortization of deferred acquisition costs and intangibles..........     217.1      241.0      244.0
       Deferred income taxes...............................................     (32.5)    (289.7)    (108.4)
   Change in certain assets and liabilities:
       Accrued investment income and other assets..........................      15.8       43.0     (105.3)
       Insurance reserves..................................................     516.2      699.6      819.2
       Other liabilities and other policy-related balances.................     163.9       58.9      (96.5)
                                                                            ---------  ---------  ---------
   Net cash from operating activities......................................     293.1      393.4      790.3
                                                                            ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from maturities and repayments of investments:
       Fixed maturity securities...........................................   1,521.5    1,605.4    1,812.5
       Commercial mortgage loans...........................................     208.6      247.2      297.1
       Restricted commercial mortgage loans related to securitization
         entities..........................................................      19.6         --         --
   Proceeds from sales of investments:
       Fixed maturity and equity securities................................     835.0    1,586.6    1,152.1
   Purchases and originations of investments:
       Fixed maturity and equity securities................................  (4,148.3)  (2,336.2)  (1,305.4)
       Commercial mortgage loans...........................................     (15.0)        --      (31.4)
   Other invested assets, net..............................................   1,247.4     (253.2)  (1,026.0)
   Policy loans, net.......................................................      (3.9)      (9.9)     (39.0)
                                                                            ---------  ---------  ---------
   Net cash from investing activities......................................    (335.1)     839.9      859.9
                                                                            ---------  ---------  ---------
Cash flows from financing activities:
   Deposits to universal life and investment contracts.....................   1,664.7    1,421.8    3,999.4
   Withdrawals from universal life and investment contracts................  (2,480.9)  (3,448.7)  (4,746.8)
   Proceeds from short-term borrowings and other, net......................      92.6      (34.7)     272.8
   Payments on short-term borrowings.......................................        --         --     (271.8)
   Redemption of non-recourse funding obligations..........................      (6.0)     (12.0)        --
   Repayment of borrowings related to securitization entities..............     (19.5)        --         --
   Capital contribution from parent........................................        --         --      600.0
   Capital contribution to unconsolidated subsidiary.......................        --       (0.1)        --
                                                                            ---------  ---------  ---------
   Net cash from financing activities......................................    (749.1)  (2,073.7)    (146.4)
                                                                            ---------  ---------  ---------
   Net change in cash and cash equivalents.................................    (791.1)    (840.4)   1,503.8
Cash and cash equivalents at beginning of year.............................   1,279.8    2,120.2      616.4
                                                                            ---------  ---------  ---------
Cash and cash equivalents at end of year................................... $   488.7  $ 1,279.8  $ 2,120.2
                                                                            =========  =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

(1) FORMATION AND NATURE OF BUSINESS

   (a) Formation

   The accompanying financial statements include on a consolidated basis the accounts of Genworth Life and Annuity Insurance Company and our affiliate companies in which we hold a majority voting interest or power to direct activities of certain variable interest entities ("VIEs"), which we refer to as the "Company," "we," "us" or "our" unless the context otherwise requires. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York ("GLICNY"), which is recorded under the equity method of accounting. As of December 31, 2010 and 2009, the carrying value of our investment in GLICNY was $418.1 million and $381.4 million, respectively, and was included in other invested assets. See note 20 for further discussion of our investment in GLICNY.

   The accompanying condensed consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries which include: Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, Jamestown Life Insurance Company, River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II"), River Lake Insurance Company III ("River Lake III"), River Lake Insurance Company IV Limited ("River Lake IV"), River Lake Insurance Company V ("River Lake V"), LLC, River Lake Insurance Company VI ("River Lake VI"), River Lake Insurance Company VII ("River Lake VII"), River Lake Insurance Company VIII ("River Lake VIII") and Rivermont Life Insurance Company I ("Rivermont I"). All intercompany accounts and transactions have been eliminated in consolidation.

   (b) Nature of Business

   We have two segments: (i) Protection and (ii) Retirement Income.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are term life insurance, universal life insurance and Medicare supplement insurance.

   Retirement income products include fixed and variable deferred and immediate individual annuities and group variable annuities offered through retirement plans. On May 1, 2008, we discontinued the sales of variable life insurance policies, however, we continue to service existing policies. In 2006, we discontinued the sale of structured settlement annuities. In January 2011, we announced we are discontinuing new sales of retail and group variable annuities while continuing to service our existing blocks of business. However, we will continue to offer fixed annuities.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

accountants and personal financial advisors). We also distribute a limited number of products through a direct sales force and defined contribution plan record keepers.

   We also have Corporate and Other activities which include unallocated corporate income and expenses and non-strategic products that are managed outside of our operating segments. Our non-strategic products include our institutional and corporate-owned life insurance products. Institutional products consist of: funding agreements, funding agreements backing notes ("FABNs") and guaranteed investment contracts ("GICs").

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation. Any material subsequent events have been considered for disclosure through the filing date of the financial statements.

   (a) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due. For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues, but rather as deposits, and are included in liabilities for policyholder account balances.

   (b) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Income or losses upon call or prepayment of available-for-sale fixed maturity securities is recognized in net investment income, except for hybrid securities where the income or loss upon call is recognized in net investment gains and losses. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than "AA" or that are backed by a U.S. agency) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

   (c) Policy Fees and Other Income

   Policy fees and other income consist primarily of insurance charges assessed on universal life insurance contracts, fees assessed against policyholder account values and surrender fee income. For universal life

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

insurance contracts, charges to contractholder accounts for cost of insurance are recognized as revenue when due. Variable product fees are charged to variable annuity contractholders and variable life insurance policyholders based upon the daily net assets of the contractholder's and policyholder's account values, respectively, and are recognized as revenue when charged. Surrender fees are recognized as income when the contract or policy is surrendered.

   (d) Investment Securities

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities is comprised primarily of investment grade securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), benefit reserves and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   As of each balance sheet date, we evaluate securities in an unrealized loss position for other-than-temporary impairments. For debt securities, we consider all available information relevant to the collectability of the security, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. More specifically for mortgage-backed and asset-backed securities, we also utilize performance indicators of the underlying assets including default or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, vintage and other relevant characteristics of the security or underlying assets to develop our estimate of cash flows. Estimating the cash flows expected to be collected is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   Prior to adoption of new accounting guidance related to the recognition and presentation of other-than-temporary impairments on April 1, 2009, we recognized an other-than-temporary impairment on debt securities in an unrealized loss position when we did not expect full recovery of value or did not have the intent and ability to hold such securities until they had fully recovered their amortized cost. The recognition of other-than-temporary impairments prior to April 1, 2009 represented the entire difference between the amortized cost and fair value with this difference being recorded in net income (loss) as an adjustment to the amortized cost of the security.

   Beginning on April 1, 2009, we recognize other-than-temporary impairments on debt securities in an unrealized loss position when one of the following circumstances exists:

  . we do not expect full recovery of our amortized cost based on the estimate of cash flows expected to be collected,

  .   we intend to sell a security or

  . it is more likely than not that we will be required to sell a security prior to recovery.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   For other-than-temporary impairments recognized during the period, we present the total other-than-temporary impairments, the portion of other-than-temporary impairments included in other comprehensive income (loss) ("OCI") and the net other-than-temporary impairments as supplemental disclosure presented on the face of our consolidated statements of income.

   Total other-than-temporary impairments are calculated as the difference between the amortized cost and fair value that emerged in the current period. For other-than-temporarily impaired securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, total other-than-temporary impairments are adjusted by the portion of other-than-temporary impairments recognized in OCI ("non-credit"). Net other-than-temporary impairments recorded in net income
(loss) represent the credit loss on the other-than-temporarily impaired securities with the offset recognized as an adjustment to the amortized cost to determine the new amortized cost basis of the securities.

   For securities that were deemed to be other-than-temporarily impaired and a non-credit loss was recorded in OCI, the amount recorded as an unrealized gain
(loss) represents the difference between the current fair value and the new amortized cost for each period presented. The unrealized gain (loss) on an other-than-temporarily impaired security is recorded as a separate component in OCI until the security is sold or until we record an other-than-temporary impairment where we intend to sell the security or will be required to sell the security prior to recovery.

   To estimate the amount of other-than-temporary impairment attributed to credit losses on debt securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, we determine our best estimate of the present value of the cash flows expected to be collected from a security by discounting these cash flows at the current effective yield on the security prior to recording any other-than-temporary impairment. If the present value of the discounted cash flows is lower than the amortized cost of the security, the difference between the present value and amortized cost represents the credit loss associated with the security with the remaining difference between fair value and amortized cost recorded as a non-credit other-than-temporary impairment in OCI.

   The evaluation of other-than-temporary impairments is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows expected to be collected at the individual security level. We regularly monitor our investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charge is recognized in the proper period.

   While the other-than-temporary impairment model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity securities impairment model.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure other-than-temporary impairments based upon the difference between the amortized cost of a security and its fair value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   (e) Fair Value Measurements

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

  .   Level 1--Quoted prices for identical instruments in active markets.

  . Level 2--Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .   Level 3--Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate or cross currency swaps. Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments where we cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. See note 14 for additional information related to fair value measurements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   (f) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan loss. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are deferred and amortized on an effective yield basis over the term of the loan. Commercial mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that we will be unable to collect all amounts due, we consider current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

   We evaluate the impairment of commercial mortgage loans first on an individual loan basis. If an individual loan is not deemed impaired, then we evaluate the remaining loans collectively to determine whether an impairment should be recorded.

   For individually impaired loans, we record an impairment charge when it is probable that a loss has been incurred. The impairment is recorded as an increase in the allowance for loan losses. All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible.

   For loans that are not individually impaired where we evaluate the loans collectively, the allowance for loan losses is maintained at a level that we determine is adequate to absorb estimated probable incurred losses in the loan portfolio. Our process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions that would result in a loss in the loan portfolio over the next twelve months. Key inputs into our evaluation include debt service coverage ratios, loan-to-value, property-type, occupancy levels, geographic region, and probability weighting of the scenarios generated by the model. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements. Additions and reductions to the allowance through periodic provisions or benefits are recorded in net investment gains (losses).

   For commercial mortgage loans classified as held-for-sale, each loan is carried at the lower of cost or market and is included in commercial mortgage loans in our consolidated balance sheets. See note 3 for additional disclosures related to commercial mortgage loans.

   (g) Securities Lending Activity

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio, which require the borrower to provide collateral, consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities on the consolidated balance sheets. Cash and non-cash collateral, such as a

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in a money market fund approved by the National Association of Insurance Commissioners ("NAIC"), U.S. and foreign government securities, U.S. government agency securities, asset-backed securities and corporate debt securities. As of December 31, 2010 and 2009, the fair value of securities loaned under the securities lending program was $114.9 million and $170.6 million, respectively. As of December 31, 2010 and 2009, the fair value of collateral held under the securities lending program was $119.2 million and $175.8 million, respectively, and the obligation to return collateral of $119.1 million and $176.0 million, respectively, was included in other liabilities in the consolidated balance sheets. We had no non-cash collateral as of December 31, 2010 and 2009.

   (h) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

   (i) Deferred Acquisition Costs

   Acquisition costs include costs that vary with, and are primarily related to, the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions relating to future gross profits based on experience studies.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization, and for certain products, an increase in benefit reserves may be required. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. See note 5 for additional information related to DAC including loss recognition and recoverability.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   (j) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2010, 2009 and 2008, no charges to income were recorded as a result of our PVFP recoverability or loss recognition testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed five years.

   (k) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. We test goodwill using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business, one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value.

   The determination of fair value for our reporting units is primarily based on an income approach whereby we use discounted cash flows for each reporting unit. When available, and as appropriate, we use market approaches or other valuation techniques to corroborate discounted cash flow results. The discounted cash flow model used for each reporting unit is based on either: operating income or statutory distributable income, depending on the reporting unit being valued.

   The cash flows used to determine fair value are dependent on a number of significant management assumptions based on our historical experience, our expectations of future performance and expected economic environment. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

introductions and specific industry and market conditions. Additionally, the discount rate used in our discounted cash flow approach is based on management's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows.

   See note 6 for additional information related to goodwill and impairments recorded.

   (l) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

   (m) Derivatives

   Derivative instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets;
(iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is no longer probable that the forecasted transaction will occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of OCI. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried in the consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

is discontinued on a cash flow hedge, amounts previously deferred in OCI are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried in the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded in the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried in the consolidated balance sheets at fair value, with changes in fair value recognized in the current period in income.

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on cash flow hedges are reported in net investment gains (losses).

   (n) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life insurance policyholders. We assess mortality and expense risk fees and administration charges on the assets allocated to the separate accounts. The separate account assets are carried at fair value and are equal to the liabilities that represent the contractholders' and policyholders' equity in those assets.

   (o) Insurance Reserves

   Future Policy Benefits

   We include insurance-type contracts, such as traditional life insurance, in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   Policyholder Account Balances

   We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   (p) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of:
(a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (q) Income Taxes

   We determine deferred tax assets and/or liabilities by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances on deferred tax assets are estimated based on our assessment of the realizability of such amounts.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock to Genworth, we were included in the consolidated federal income tax return of General Electric ("GE"). During this period, we were subject to a tax sharing arrangement that allocated taxes on a separate company basis, but provided benefit for current utilization of losses and credits.

   Subsequent to the transfer of our outstanding capital stock to Genworth, we file a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   We are party to an assumption agreement with our indirect parent company, Genworth North America Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies that are identified with respect to years ending on or before December 31, 2009 (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. The Company recognizes the corresponding amount as a change in stockholder's equity since the liability for the contingency is assumed by GNA.

   (r) Variable Interest Entities

   We are involved in certain entities that are considered VIEs as defined under U.S. GAAP, and, accordingly, we evaluate the VIE to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and how those results are absorbed by beneficial interest holders, as well as which party has the power to direct activities that most significantly impact the performance of the VIEs.

   Our primary involvement related to VIEs includes securitization transactions.

   In 2009, we had retained interests in VIEs where we were the servicer and transferor of certain assets that were sold to a newly created VIE. In 2010, we de-recognized the retained interests assets due to consolidation and termination of the VIEs. Additionally, for certain securitization transactions, we were the transferor of certain assets that were sold to a newly created VIE but did not retain any beneficial interest in the VIE other than acting as the servicer of the underlying assets.

   On January 1, 2010, we were required to consolidate certain VIEs. See note 15 for additional information related to these consolidated entities. As of December 31, 2009, we were not required to consolidate any VIEs where there were third-party beneficial interest holders.

   (s) Accounting Changes

   Disclosures Related To Financing Receivables

   On December 31, 2010, we adopted new accounting guidance related to additional disclosures about the credit quality of loans, lease receivables and other long-term receivables and the related allowance for credit losses. Certain other additional disclosures will be effective for us on March 31, 2011. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Scope Exception for Embedded Credit Derivatives

   On July 1, 2010, we adopted new accounting guidance related to embedded credit derivatives. This accounting guidance clarified the scope exception for embedded credit derivatives and when those features would be bifurcated from the host contract. Under the new accounting guidance, only embedded credit derivative features that are in the form of subordination of one financial instrument to another would not be subject to the bifurcation requirements. Accordingly, upon adoption, we were required to bifurcate embedded credit derivatives that no longer qualified under the amended scope exception. In conjunction with our adoption, we elected fair

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

value option for certain fixed maturity securities. The following summarizes the components for the cumulative effect adjustment recorded on July 1, 2010 related to the adoption of this new accounting guidance:

                                  ACCUMULATED OTHER
                                    COMPREHENSIVE                     TOTAL STOCKHOLDERS'
(AMOUNTS IN MILLIONS)               INCOME (LOSS)   RETAINED EARNINGS       EQUITY
---------------------             ----------------- ----------------- -------------------
Investment securities............      $123.8            $(123.8)            $  --
Other invested assets/(1)/.......         0.8               (1.0)             (0.2)
Provision for income taxes.......       (44.1)              44.1                --
                                       ------            -------             -----
Net cumulative effect adjustment.      $ 80.5            $ (80.7)            $(0.2)
                                       ======            =======             =====

--------
/(1)/Other invested assets are comprised of our investment in GLICNY, an unconsolidated subsidiary, accounted for under the equity method of accounting. GLICNY's adoption of the new accounting guidance resulted in a cumulative effect adjustment of $3.1 million recorded to retained earnings with a partial offset recorded to accumulated other comprehensive income of $2.5 million.

   For certain securities where the embedded credit derivative would require bifurcation, we elected the fair value option to carry the entire instrument at fair value to reduce the cost of calculating and recording the fair value of the embedded derivative feature separate from the debt security. Additionally, we elected the fair value option for a portion of other asset-backed securities for operational ease and to record and present the securities at fair value in future periods. Upon electing fair value option on July 1, 2010, these securities were reclassified into the trading category included in other invested assets and had a fair value of $132.5 million. Prior to electing fair value option, these securities were classified as available-for-sale fixed maturity securities.

   Accounting for Transfers of Financial Assets

   On January 1, 2010, we adopted new accounting guidance related to accounting for transfers of financial assets. This accounting guidance amends the previous guidance on transfers of financial assets by eliminating the qualifying special-purpose entity concept, providing certain conditions that must be met to qualify for sale accounting, changing the amount of gain or loss recognized on certain transfers and requiring additional disclosures. The adoption of this accounting guidance did not have a material impact on our consolidated financial statements. The elimination of the qualifying special-purpose entity concept requires that these entities be considered for consolidation as a result of the new guidance related to VIEs as discussed below.

   Improvements to Financial Reporting by Enterprises Involved with VIEs

   On January 1, 2010, we adopted new accounting guidance for determining which enterprise, if any, has a controlling financial interest in a VIE and requires additional disclosures about involvement in VIEs. Under this new accounting guidance, the primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. Upon adoption of this new accounting guidance, we were required to consolidate a previously qualifying special-purpose entity. We recorded a transition adjustment for the impact upon adoption to reflect the difference between the assets and liabilities of the newly consolidated entity and the amounts recorded for our interest in this entity prior to adoption. On January 1, 2010, we recorded a net cumulative effect adjustment of $34.7 million to retained earnings with a partial offset to accumulated other comprehensive income (loss) of $21.3 million related to the adoption of this new accounting guidance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The assets and liabilities of the newly consolidated entity were as follows as of January 1, 2010:

                                                                             AMOUNTS
                                                                          RECORDED UPON
(AMOUNTS IN MILLIONS)                                                   CONSOLIDATION/(1)/
---------------------                                                   -----------------
Assets
Restricted commercial mortgage loans...................................      $133.9
Other invested assets/(2)/.............................................       (34.2)
Accrued investment income..............................................         0.7
                                                                             ------
   Total assets........................................................       100.4
                                                                             ------
Liabilities
Other liabilities......................................................         0.7
Borrowings related to securitization entities..........................       133.9
                                                                             ------
   Total liabilities...................................................       134.6
                                                                             ------
   Net assets and liabilities of newly consolidated entities...........       (34.2)
   Less: amortized cost of fixed maturity securities previously
     recorded/(3)/.....................................................         0.8
                                                                             ------
   Cumulative effect adjustment to retained earnings upon adoption,
     pre-tax...........................................................       (35.0)
   Tax effect..........................................................         0.3
                                                                             ------
   Net cumulative effect adjustment to retained earnings upon adoption.      $(34.7)
                                                                             ======

--------
/(1)/Represents the amounts that would have been recorded in the consolidated financial statements on January 1, 2010 had we recorded the assets and liabilities in our financial statements from the date we first met the conditions for consolidation based on the criteria in the new accounting guidance.
/(2)/Other invested assets are comprised of our investment in GLICNY, an unconsolidated subsidiary, accounted for under the equity method of accounting. GLICNY's adoption of the new accounting guidance resulted in a cumulative effect adjustment of $99.0 million recorded to retained earnings. We recorded the effect of GLICNY's accounting adoption that impacted our investment in GLICNY of $34.2 million.
/(3)/Fixed maturity securities that were previously recorded had net unrealized investment gains of $2.0 million included in accumulated other comprehensive income (loss) as of December 31, 2009.

   For commercial mortgage loans, the carrying amounts represent the unpaid principal balance less any allowance for loan losses. Borrowings related to securitization entities are recorded at unpaid principal.

   The borrowings of the entity were recorded at cost. See note 15 for additional information related to consolidation of VIEs.

   The new accounting guidance related to consolidation of VIEs has been deferred for a reporting entity's interest in an entity that has all of the attributes of an investment company as long as there is no implicit or explicit obligation to fund losses of the entity. For entities that meet these criteria, the new accounting guidance related to VIE consolidation would not be applicable until further guidance is issued. Accordingly, we did not have any impact upon adoption related to entities that meet the deferral criteria, such as certain limited partnership and fund investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   Fair Value Measurements and Disclosures--Improving Disclosures about Fair Value Measurements

   On January 1, 2010, we adopted new accounting guidance requiring additional disclosures for significant transfers between Level 1 and 2 fair value measurements and clarifications to existing fair value disclosures related to the level of disaggregation, inputs and valuation techniques. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures--Measuring Liabilities At Fair Value

   On October 1, 2009, we adopted new accounting guidance related to measuring liabilities at fair value. This accounting guidance clarified techniques for measuring the fair value of liabilities when quoted market prices for the identical liability are not available. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures--Investments In Certain Entities That Calculate Net Asset Value Per Share

   On October 1, 2009, we adopted new accounting guidance related to fair value measurements and disclosures that provided guidance on the fair value measurement in certain entities that calculate net asset value per share. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles

   On July 1, 2009, we adopted new accounting guidance related to the codification of accounting standards and the hierarchy of U.S. GAAP established by the Financial Accounting Standards Board (the "FASB"). This accounting guidance established two levels of U.S. GAAP, authoritative and nonauthoritative. The FASB Accounting Standards Codification (the "Codification") is the source of authoritative, nongovernmental U.S. GAAP, except for rules and interpretive releases of the United States Securities and Exchange Commission ("SEC"), which are also sources of authoritative U.S. GAAP for SEC registrants. All other accounting literature is nonauthoritative. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Recognition and Presentation of Other-Than-Temporary Impairments

   On April 1, 2009, we adopted new accounting guidance related to the recognition and presentation of other-than-temporary impairments. This accounting guidance amended the other-than-temporary impairment guidance for debt securities and modified the presentation and disclosure requirements for other-than-temporary impairment disclosures for debt and equity securities. This accounting guidance also amended the requirement for management to positively assert the ability and intent to hold a debt security to recovery to determine whether an other-than-temporary impairment exists and replaced this provision with the assertion that we do not intend to sell or it is not more likely than not that we will be required to sell a security prior to recovery. Additionally, this accounting guidance modified the presentation of other-than-temporary impairments for certain debt securities to only present the impairment loss in net income (loss) that represents the credit loss associated with the

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

other-than-temporary impairment with the remaining impairment loss being presented in OCI. The following summarizes the components for the cumulative effect adjustment recorded on April 1, 2009 related to the adoption of this new accounting guidance:

                                        ACCUMULATED OTHER
                                          COMPREHENSIVE                     TOTAL STOCKHOLDER'S
(AMOUNTS IN MILLIONS)                     INCOME (LOSS)   RETAINED EARNINGS       EQUITY
---------------------                   ----------------- ----------------- -------------------
Investment securities..................      $(301.6)          $ 301.6             $  --
Adjustment to DAC......................          3.6              (4.5)             (0.9)
Adjustment to PVFP.....................          5.9              (5.8)              0.1
Adjustment to certain benefit reserves.           --               0.6               0.6
Provision for income taxes.............        103.7            (103.4)              0.3
                                             -------           -------             -----
Net cumulative effect adjustment.......      $(188.4)          $ 188.5             $ 0.1
                                             =======           =======             =====

   Determining Fair Value When the Volume and Level of Activity For the Asset Or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

   On April 1, 2009, we adopted new accounting guidance related to determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. This accounting guidance provided additional guidance for determining fair value when the volume or level of activity for an asset or liability has significantly decreased and identified circumstances that indicate a transaction is not orderly. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements of Certain Nonfinancial Assets and Liabilities

   On January 1, 2009, we adopted new accounting guidance related to fair value measurements of certain nonfinancial assets and liabilities, such as impairment testing of goodwill and indefinite-lived intangible assets. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Disclosures About Derivative Instruments and Hedging Activities

   On January 1, 2009, we adopted new accounting guidance related to disclosures about derivative instruments and hedging activities. This statement required enhanced disclosures about an entity's derivative and hedging activities. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Business Combinations

   On January 1, 2009, we adopted new accounting guidance related to business combinations. This accounting guidance established principles and requirements for how an acquirer recognizes and measures certain items in a business combination, as well as disclosures about the nature and financial effects of a business combination. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   Transfers of Financial Assets and Interests In Variable Interest Entities

   On December 31, 2008, we adopted new accounting guidance related to disclosures by public entities about transfers of financial assets and interests in VIEs. This new accounting guidance amends the disclosure requirements regarding transfers of financial assets and involvement in VIEs to require additional disclosures for public entities. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Credit Derivatives and Certain Guarantees

   On December 31, 2008, we adopted new accounting guidance related to disclosures about credit derivatives and certain guarantees. This accounting guidance requires certain disclosures by sellers of credit derivatives and requires additional disclosure about the current status of the payment/performance risk of guarantees. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   On October 14, 2008, the Office of the Chief Accountant at the SEC, issued a letter to the FASB that stated, given the debt characteristics of hybrid securities, they would not object to the application of a debt impairment model to hybrid investments provided there has been no evidence of deterioration in credit of the issuer. A debt impairment model could be used for filings subsequent to October 14, 2008, until the FASB further addresses the appropriate impairment model. As a result, management began using and will continue to use the debt impairment model as long as there has been no evidence of deterioration in credit of the issuer as of the balance sheet date.

   Other-Than-Temporary Impairments of Certain Structured Securities

   On October 1, 2008, we adopted new accounting guidance related to impairment guidance. This accounting guidance amends the impairment guidance to require all available information be used to produce our best estimate of cash flows rather than relying exclusively upon what a market participant would use to determine the current fair value. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Determining Fair Value When A Market Is Not Active

   On September 30, 2008, we adopted new accounting guidance related to determining the fair value of a financial asset when the market for that asset is not active. The accounting guidance provides guidance and clarification on how management's internal assumptions, observable market information and market quotes are considered in inactive markets. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements

   On January 1, 2008, we adopted new accounting guidance related to fair value measurements. This accounting guidance defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements. Additionally, on January 1, 2008, we elected the partial adoption of this

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

accounting guidance to allow an entity to delay the application until January 1, 2009 for certain non-financial assets and liabilities. Under the provisions of the accounting guidance, we will delay the application for fair value measurements used in the impairment testing of goodwill and indefinite-lived intangible assets and eligible non-financial assets and liabilities included within a business combination. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Option For Financial Assets and Financial Liabilities

   On January 1, 2008, we adopted new accounting guidance related to the fair value option for financial assets and financial liabilities. This accounting guidance provides an option, on specified election dates, to report selected financial assets and liabilities, including insurance contracts, at fair value. Subsequent changes in fair value for designated items are reported in income in the current period. The adoption of this new accounting guidance did not impact our consolidated financial statements as no items were elected for measurement at fair value upon initial adoption. We will continue to evaluate eligible financial assets and liabilities on their election dates. Any future elections will be disclosed in accordance with the provisions outlined in the accounting guidance.

   Amendment To Guidance For Offsetting of Amounts Related To Certain Contracts

   On January 1, 2008, we adopted new accounting guidance for offsetting of amounts related to certain contracts. This accounting guidance allows fair value amounts recognized for collateral to be offset against fair value amounts recognized for derivative instruments that are executed with the same counterparty under certain circumstances. It also requires an entity to disclose the accounting policy decision to offset, or not to offset, fair value amounts. We do not, and have not previously, offset the fair value amounts recognized for derivatives with the amounts recognized as collateral.

   (t) Accounting Pronouncements Not Yet Adopted

   In December 2010, the FASB issued new accounting guidance related to goodwill impairment testing when a reporting unit's carrying value is zero or negative. This new accounting guidance will be effective for us on January 1, 2011. This guidance did not impact our consolidated financial statements upon adoption, as all of our reporting units with goodwill balances have positive carrying values.

   In October 2010, the FASB issued new accounting guidance related to accounting for costs associated with acquiring or renewing insurance contracts. This new accounting guidance will be effective for us on January 1, 2012. When adopted, we expect to defer fewer costs. The new guidance is effective prospectively with retrospective adoption allowed. We have not yet determined the method nor impact this accounting guidance will have on our consolidated financial statements.

   In April 2010, the FASB issued new accounting guidance on how investments held through separate accounts affect an insurer's consolidation analysis of those investments. This new accounting guidance will be effective for us on January 1, 2011. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   In January 2010, the FASB issued new accounting guidance to require additional disclosures about purchases, sales, issuances, and settlements in the rollforward of Level 3 fair value measurements. This new accounting guidance will be effective for us on January 1, 2011. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


(3) INVESTMENTS

   (a) Net Investment Income

   Sources of net investment income were as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                        2010    2009    2008
---------------------                                                       ------  ------  ------
Fixed maturity securities--taxable......................................... $557.5  $567.0  $773.6
Commercial mortgage loans..................................................  120.7   136.7   168.4
Restricted commercial mortgage loans related to securitization entity/(1)/.   10.1      --      --
Equity securities..........................................................    3.9     1.8     3.5
Other invested assets......................................................   11.4   (77.8)  (27.5)
Policy loans...............................................................   32.2    31.8    29.7
Cash, cash equivalents and short-term investments..........................    2.7     8.8    26.1
                                                                            ------  ------  ------
   Gross investment income before expenses and fees........................  738.5   668.3   973.8
Expenses and fees..........................................................  (20.9)  (23.6)  (25.5)
                                                                            ------  ------  ------
   Net investment income................................................... $717.6  $644.7  $948.3
                                                                            ======  ======  ======

--------
/(1)/See note 15 for additional information related to consolidated securitization entities.

   (b) Net Investment Gains (Losses)

   Net investment gains (losses) were as follows for the years ended
December 31:

(AMOUNTS IN MILLIONS)                                              2010     2009     2008
---------------------                                            -------  -------  -------
Available-for-sale securities:
   Realized gains............................................... $  16.5  $  28.5  $  31.7
   Realized losses..............................................   (40.6)   (70.1)   (56.2)
                                                                 -------  -------  -------
   Net realized gains (losses) on available-for-sale securities.   (24.1)   (41.6)   (24.5)
                                                                 -------  -------  -------
Impairments:
   Total other-than-temporary impairments.......................   (57.1)  (592.1)  (820.7)
   Portion of other-than-temporary impairments included in OCI..   (29.5)   226.6       --
                                                                 -------  -------  -------
   Net other-than-temporary impairments.........................   (86.6)  (365.5)  (820.7)
                                                                 -------  -------  -------
Derivative instruments/(1)/.....................................    18.2    112.1    (87.9)
Commercial mortgage loans.......................................   (17.1)   (10.3)    (0.5)
Trading securities..............................................    (2.0)    (1.5)     2.6
Net gains (losses) related to securitization entity/(2)/........     0.1       --       --
Other...........................................................    (0.2)    (9.1)    (5.7)
                                                                 -------  -------  -------
   Net investments gains (losses)............................... $(111.7) $(315.9) $(936.7)
                                                                 =======  =======  =======

--------
/(1)/See note 4 for additional information on the impact of derivative instruments included in net investment gains (losses).
/(2)/See note 15 for additional information related to consolidated securitization entities.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2010, 2009 and 2008 was $404.2 million, $483.0 million and $443.9 million, respectively, which was approximately 92.0%, 87.9% and 88.8%, respectively, of book value.

   The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the year ended December 31:

(AMOUNTS IN MILLIONS)                                                              2010     2009
---------------------                                                            -------  -------
Beginning balance............................................................... $ 373.3  $    --
Adoption of new accounting guidance related to other-than-temporary impairments.      --    456.2
Adoption of new accounting guidance related to securitization entities..........    (2.2)      --
Additions:
   Other-than-temporary impairments not previously recognized...................    26.7     48.7
   Increases related to other-than-temporary impairments previously recognized..    53.7     86.1
Reductions:
   Securities sold, paid down or disposed.......................................  (124.5)  (213.8)
   Securities where there is intent to sell.....................................      --     (3.9)
                                                                                 -------  -------
Ending balance.................................................................. $ 327.0  $ 373.3
                                                                                 =======  =======

   (c) Unrealized Investment Gains and Losses

   Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income
(loss) were as follows as of December 31:

(AMOUNTS IN MILLIONS)                                      2010      2009       2008
---------------------                                    -------  ---------  ---------
Net unrealized gains (losses) on investment securities:
   Fixed maturity securities............................ $(163.6) $(1,080.2) $(2,565.1)
   Equity securities....................................    (0.6)      10.8       (9.6)
   Restricted other invested assets.....................      --       (1.7)     (57.6)
   Investment in unconsolidated subsidiary..............    18.8      (28.5)    (152.5)
   Other invested assets................................      --       (0.1)       0.7
                                                         -------  ---------  ---------
       Subtotal.........................................  (145.4)  (1,099.7)  (2,784.1)
                                                         -------  ---------  ---------
Adjustments to DAC, PVFP and benefit reserves...........   (84.8)      63.5      311.4
Deferred income taxes, net..............................    88.6      359.7      823.0
                                                         -------  ---------  ---------
Net unrealized investment gains (losses)................ $(141.6) $  (676.5) $(1,649.7)
                                                         =======  =========  =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                             2010      2009       2008
---------------------                                                           -------  ---------  ---------
Beginning balance.............................................................. $(676.5) $(1,649.7) $  (338.2)
Cumulative effect of change in accounting......................................   101.8     (188.4)        --
Unrealized gains (losses) arising during the period:
   Unrealized gains (losses) on investment securities..........................   698.7    1,567.5   (3,097.8)
   Adjustment to DAC...........................................................   (58.1)    (131.8)     150.8
   Adjustment to PVFP..........................................................   (72.2)    (125.6)     148.3
   Adjustment to benefit reserves..............................................   (18.0)        --         --
   Provision for deferred income taxes.........................................  (189.3)    (420.5)     938.5
                                                                                -------  ---------  ---------
       Change in unrealized gains (losses) on investment securities............   361.1      889.6   (1,860.2)
Reclassification adjustments to net investment (gains) losses, net of deferred
  taxes of $(38.7), $(146.5) and $(295.4)......................................    72.0      272.0      548.7
                                                                                -------  ---------  ---------
Ending balance................................................................. $(141.6) $  (676.5) $(1,649.7)
                                                                                =======  =========  =========

   (d) Fixed Maturity and Equity Securities

   As of December 31, 2010, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                  GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                --------------------------- --------------------------
                                      AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                       COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY   FAIR
(AMOUNTS IN MILLIONS)                   COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED     VALUE
---------------------                 --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
   U.S. government, agencies and
     government-sponsored
     enterprises..................... $ 1,120.9     $ 41.5         $ --         $  (2.7)      $    --   $ 1,159.7
   Government--non-U.S...............     117.2       17.4           --            (0.4)           --       134.2
   U.S. corporate....................   6,248.8      223.5           --           (95.9)           --     6,376.4
   Corporate--non-U.S................   1,972.7       72.1           --           (48.2)           --     1,996.6
   Residential mortgage-backed.......   1,579.2       40.5          4.5          (134.9)       (108.4)    1,380.9
   Commercial mortgage-backed........   1,033.4       15.2          1.1          (126.9)        (15.9)      906.9
   Other asset-backed................   1,714.3        4.7           --           (50.5)         (0.3)    1,668.2
                                      ---------     ------         ----         -------       -------   ---------
       Total fixed maturity
         securities..................  13,786.5      414.9          5.6          (459.5)       (124.6)   13,622.9
Equity securities....................      71.4        1.5           --            (2.1)           --        70.8
                                      ---------     ------         ----         -------       -------   ---------
       Total available-for-sale
         securities.................. $13,857.9     $416.4         $5.6         $(461.6)      $(124.6)  $13,693.7
                                      =========     ======         ====         =======       =======   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   As of December 31, 2009, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                  GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                --------------------------- --------------------------
                                      AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                       COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY   FAIR
(AMOUNTS IN MILLIONS)                   COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED     VALUE
---------------------                 --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
   U.S. government, agencies and
     government-sponsored
     enterprises..................... $   649.7     $ 11.5         $  --       $    (6.7)     $    --   $   654.5
   Government--non-U.S...............     148.9       12.2            --            (6.5)          --       154.6
   U.S. corporate....................   5,551.7      122.9            --          (200.7)          --     5,473.9
   Corporate--non-U.S................   1,616.1       40.4          11.0          (142.3)          --     1,525.2
   Residential mortgage-backed.......   1,555.9       19.2           1.3          (243.3)      (175.7)    1,157.4
   Commercial mortgage-backed........   1,125.5        6.2           0.8          (311.3)       (34.5)      786.7
   Other asset-backed................   1,681.2        5.4            --          (179.1)       (11.0)    1,496.5
                                      ---------     ------         -----       ---------      -------   ---------
       Total fixed maturity
         securities..................  12,329.0      217.8          13.1        (1,089.9)      (221.2)   11,248.8
Equity securities....................      90.5       10.9            --            (0.1)          --       101.3
                                      ---------     ------         -----       ---------      -------   ---------
       Total available-for-sale
         securities.................. $12,419.5     $228.7         $13.1       $(1,090.0)     $(221.2)  $11,350.1
                                      =========     ======         =====       =========      =======   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2010:

                                      LESS THAN 12 MONTHS             12 MONTHS OR MORE                     TOTAL
                                 ------------------------------ ------------------------------  ------------------------------
                                            GROSS                          GROSS                           GROSS
                                  FAIR    UNREALIZED NUMBER OF   FAIR    UNREALIZED  NUMBER OF   FAIR    UNREALIZED  NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)      VALUE     LOSSES   SECURITIES  VALUE   LOSSES/(1)/ SECURITIES  VALUE   LOSSES/(2)/ SECURITIES
----------------------------     -------- ---------- ---------- -------- ----------  ---------- -------- ----------  ----------
DESCRIPTION OF SECURITIES
Fixed maturity securities:
    U.S. government,
     agencies and
     government-
     sponsored
     enterprises................ $  202.4   $ (2.7)      21     $     --  $    --        --     $  202.4  $  (2.7)       21
    Government--
     non-U.S....................      5.9     (0.4)       2           --       --        --          5.9     (0.4)        2
    U.S. corporate..............  1,025.3    (28.2)     217        646.4    (67.7)       89      1,671.7    (95.9)      306
    Corporate--non-U.S..........    260.6     (4.2)      47        351.2    (44.0)       31        611.8    (48.2)       78
    Residential mortgage-
     backed.....................     64.1     (1.6)      22        592.7   (241.7)      238        656.8   (243.3)      260
    Commercial mortgage-
     backed.....................     71.0     (1.4)       9        539.1   (141.4)      146        610.1   (142.8)      155
    Other asset-backed..........    298.1     (0.4)      18        329.9    (50.4)       38        628.0    (50.8)       56
                                 --------   ------      ---     --------  -------       ---     --------  -------       ---
    Subtotal, fixed maturity
     securities.................  1,927.4    (38.9)     336      2,459.3   (545.2)      542      4,386.7   (584.1)      878
Equity securities...............      6.9     (1.9)       2          0.6     (0.2)        5          7.5     (2.1)        7
                                 --------   ------      ---     --------  -------       ---     --------  -------       ---
Total for securities in an
 unrealized loss position....... $1,934.3   $(40.8)     338     $2,459.9  $(545.4)      547     $4,394.2  $(586.2)      885
                                 ========   ======      ===     ========  =======       ===     ========  =======       ===

--------
/(1)/Amounts include $124.3 million of unrealized losses on
     other-than-temporarily impaired securities.
/(2)/Amounts include $124.6 million of unrealized losses on other-than-temporarily impaired securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   Aging of Gross Unrealized Losses and Other-Than-Temporary Losses

   The following table presents the gross unrealized losses and number of investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2010:

                                       LESS THAN 20%                      20% TO 50%                    GREATER THAN 50%
                              -------------------------------- -------------------------------- --------------------------------
                                         % OF TOTAL                       % OF TOTAL                       % OF TOTAL
                                GROSS      GROSS                 GROSS      GROSS                 GROSS      GROSS
                              UNREALIZED UNREALIZED NUMBER OF  UNREALIZED UNREALIZED NUMBER OF  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)    LOSSES     LOSSES   SECURITIES   LOSSES     LOSSES   SECURITIES   LOSSES     LOSSES   SECURITIES
----------------------------  ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Fixed maturity securities:
Less than 12 months:
    Investment grade.........  $ (36.7)      6.3%      318      $    --        --%       --      $    --        --%       --
    Below investment
     grade...................     (1.5)      0.2        12         (0.4)      0.1         3         (0.3)      0.1         3
                               -------      ----       ---      -------      ----       ---      -------      ----        --
       Total.................    (38.2)      6.5       330         (0.4)      0.1         3         (0.3)      0.1         3
                               -------      ----       ---      -------      ----       ---      -------      ----        --
12 months or greater:
    Investment grade.........   (111.6)     19.0       233        (73.6)     12.6        46        (42.1)      7.2        22
    Below investment
     grade/(1)/..............    (47.1)      8.0        67       (196.7)     33.6       122        (74.1)     12.6        52
                               -------      ----       ---      -------      ----       ---      -------      ----        --
       Total.................   (158.7)     27.0       300       (270.3)     46.2       168       (116.2)     19.8        74
                               -------      ----       ---      -------      ----       ---      -------      ----        --
Equity securities:
Less than 12 months:
    Investment grade.........     (0.1)       --         1         (1.8)      0.3         1           --        --        --
    Below investment
     grade...................       --        --        --           --        --        --           --        --        --
                               -------      ----       ---      -------      ----       ---      -------      ----        --
       Total.................     (0.1)       --         1         (1.8)      0.3         1           --        --        --
                               -------      ----       ---      -------      ----       ---      -------      ----        --
12 months or greater:
    Investment grade.........       --        --        --         (0.1)       --         2           --        --        --
    Below investment
     grade...................       --        --        --         (0.1)       --         3           --        --        --
                               -------      ----       ---      -------      ----       ---      -------      ----        --
       Total.................       --        --        --         (0.2)       --         5           --        --        --
                               -------      ----       ---      -------      ----       ---      -------      ----        --
Total........................  $(197.0)     33.5%      631      $(272.7)     46.6%      177      $(116.5)     19.9%       77
                               =======      ====       ===      =======      ====       ===      =======      ====        ==

--------
/(1)/Securities in an unrealized loss position for 12 months or greater include other-than-temporarily impaired securities where a non-credit loss of $116.1 million was recorded in OCI.

   The securities less than 20% below cost were primarily attributable to credit spreads that have widened since acquisition for certain mortgage-backed and asset-backed securities and corporate securities in the finance and insurance sector.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   Concentration of Gross Unrealized Losses and Other-Than-Temporary Losses by Sector

   The following table presents the concentration of gross unrealized losses by sector as of December 31, 2010:

                                                 INVESTMENT GRADE                BELOW INVESTMENT GRADE
                                        ---------------------------------  ---------------------------------
                                        GROSS UNREALIZED    % OF GROSS     GROSS UNREALIZED    % OF GROSS
(AMOUNTS IN MILLIONS)                        LOSSES      UNREALIZED LOSSES      LOSSES      UNREALIZED LOSSES
---------------------                   ---------------- ----------------- ---------------- -----------------
Fixed maturity securities:
   U.S. government, agencies and
     government-sponsored enterprises..     $  (2.7)            0.5%           $    --             -- %
   Government--non-U.S.................        (0.4)            0.1                 --              --
   U.S. corporate......................       (87.4)           14.9               (8.5)            1.5
   Corporate--non-U.S..................       (43.5)            7.5               (4.7)            0.8
   Residential mortgage-backed.........       (59.4)           10.1             (183.9)           31.3
   Commercial mortgage-backed..........       (58.2)            9.9              (84.6)           14.4
   Other asset-backed..................       (12.4)            2.1              (38.4)            6.6
                                            -------            ----            -------            ----
   Subtotal, fixed maturity securities.      (264.0)           45.1             (320.1)           54.6
Equity securities......................        (2.0)            0.3               (0.1)             --
                                            -------            ----            -------            ----
Total..................................     $(266.0)           45.4%           $(320.2)           54.6%
                                            =======            ====            =======            ====

   While certain securities included in the preceding table were considered other-than-temporarily impaired, we expect to recover the new amortized cost based on our estimate of cash flows to be collected. We do not intend to sell and it is not more likely than not that we will be required to sell these securities prior to recovering our amortized cost.

   Despite the considerable analysis and rigor employed on our structured securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of asset-backed and mortgage-backed securities and potential future write-downs within our portfolio of mortgage-backed and asset-backed securities. We expect our investments in corporate securities will continue to perform in accordance with our conclusions about the amount and timing of estimated cash flows. Although we do not anticipate such events, it is at least reasonably possible that issuers of our investments in corporate securities will perform worse than current expectations. Such events may lead us to recognize potential future write-downs within our portfolio of corporate securities.

   Structured Securities

   The following table presents the concentration of gross unrealized losses related to structured securities as of December 31, 2010:

                                         INVESTMENT GRADE                BELOW INVESTMENT GRADE
                                ---------------------------------  ---------------------------------
                                GROSS UNREALIZED    % OF GROSS     GROSS UNREALIZED    % OF GROSS
(AMOUNTS IN MILLIONS)                LOSSES      UNREALIZED LOSSES      LOSSES      UNREALIZED LOSSES
---------------------           ---------------- ----------------- ---------------- -----------------
Structured securities:
   Residential mortgage-backed.     $ (59.4)           13.6%           $(183.9)           42.1%
   Commercial mortgage-backed..       (58.2)           13.3%             (84.6)           19.4
   Other asset-backed..........       (12.4)            2.8%             (38.4)            8.8
                                    -------            ----            -------            ----
Total structured securities....     $(130.0)           29.7%           $(306.9)           70.3%
                                    =======            ====            =======            ====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   Most of the structured securities have been in an unrealized loss position for 12 months or more. Given ongoing concern about the housing market and unemployment, the fair value of these securities has declined due to credit spreads that have widened since acquisition. We examined the performance of the underlying collateral and developed our estimate of cash flows expected to be collected. In doing so, we identified certain securities where the non-credit portion of other-than-temporary impairments was recorded in OCI. Based on this evaluation, we determined that the unrealized losses on our mortgage-backed and asset-backed securities represented temporary impairments as of December 31, 2010.

   Corporate Securities

   The following table presents the concentration of gross unrealized losses related to corporate debt and equity securities by industry as of December 31, 2010:

                                   INVESTMENT GRADE       BELOW INVESTMENT GRADE
                               ------------------------  ------------------------
                               LESS THAN 12 12 MONTHS OR LESS THAN 12 12 MONTHS OR
(AMOUNTS IN MILLIONS)             MONTHS      GREATER       MONTHS      GREATER
---------------------          ------------ ------------ ------------ ------------
Industry:
Finance and insurance.........    $ (6.9)      $(68.1)      $(0.3)       $ (3.9)
Utilities and energy..........      (8.8)        (1.8)         --          (0.3)
Consumer--non-cyclical........      (2.4)        (0.3)       (0.1)           --
Consumer--cyclical............      (0.7)        (3.4)       (0.4)         (1.9)
Capital goods.................      (2.0)        (0.7)         --          (1.3)
Industrial....................      (3.8)        (6.8)         --          (1.3)
Technology and communications.      (2.1)        (1.3)       (0.2)         (2.2)
Transportation................      (0.2)        (9.8)         --          (0.3)
Other.........................      (6.4)        (7.4)         --          (1.1)
                                  ------       ------       -----        ------
Total.........................    $(33.3)      $(99.6)      $(1.0)       $(12.3)
                                  ======       ======       =====        ======

   A portion of the unrealized losses in the finance and insurance sector included debt securities where an other-than-temporary impairment was recorded in OCI. Given the current market conditions, including current financial industry events and uncertainty around global economic conditions, the fair value of these debt securities has declined due to credit spreads that have widened since acquisition. In our examination of these securities, we considered all available evidence, including the issuers' financial condition and current industry events to develop our conclusion on the amount and timing of the cash flows expected to be collected. Based on this evaluation, we determined that the unrealized losses on these debt securities represented temporary impairments as of December 31, 2010. A subset of the securities issued by banks and other financial institutions represent investments in financial hybrid securities on which a debt impairment model was employed. Most of these hybrid securities retain a credit rating of investment grade. The majority of these securities were issued by foreign financial institutions. The fair value of these hybrid securities has been impacted by credit spreads that have widened since acquisition and reflect uncertainty surrounding the extent and duration of government involvement, potential capital restructuring of these institutions, and continued but diminishing risk that income payments may be deferred.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2009:

                                                    LESS THAN 12 MONTHS               12 MONTHS OR MORE
                                              -------------------------------- --------------------------------
                                                           GROSS                            GROSS
                                                         UNREALIZED NUMBER OF             UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)                  FAIR VALUE   LOSSES   SECURITIES FAIR VALUE   LOSSES   SECURITIES
----------------------------                  ---------- ---------- ---------- ---------- ---------- ----------
DESCRIPTION OF SECURITIES
Fixed maturity securities:
   U.S. government, agencies and government-
     sponsored enterprises...................  $  319.5   $  (6.1)      30      $    6.2  $    (0.6)      2
   Government--non-U.S.......................        --        --       --          31.8       (6.5)     11
   U.S. corporate............................     781.3     (16.0)     117       1,558.3     (184.7)    256
   Corporate--non-U.S........................     106.7      (4.6)      22         696.3     (137.7)     78
   Residential mortgage-backed...............     248.8    (132.7)     101         508.2     (286.3)    205
   Commercial mortgage-backed................      81.6     (16.3)      29         585.7     (329.5)    193
   Other asset-backed........................     193.6      (0.7)      21         981.2     (189.4)    140
                                               --------   -------      ---      --------  ---------     ---
   Subtotal, fixed maturity securities.......   1,731.5    (176.4)     320       4,367.7   (1,134.7)    885
Equity securities............................        --        --       --            --       (0.1)      1
                                               --------   -------      ---      --------  ---------     ---
Total for securities in an unrealized loss
  position...................................  $1,731.5   $(176.4)     320      $4,367.7  $(1,134.8)    886
                                               ========   =======      ===      ========  =========     ===
% Below cost--fixed maturity securities:
   (less than)20% Below cost.................  $1,569.6   $ (32.1)     232      $3,207.4  $  (237.0)    466
   20-50% Below cost.........................     120.9     (67.7)      41         912.4     (442.9)    228
   (greater than)50% Below cost..............      41.0     (76.6)      47         247.9     (454.8)    191
                                               --------   -------      ---      --------  ---------     ---
   Total fixed maturity securities...........   1,731.5    (176.4)     320       4,367.7   (1,134.7)    885
                                               --------   -------      ---      --------  ---------     ---
% Below cost--equity securities:
   (less than)20% Below cost.................        --        --       --            --       (0.1)      1
                                               --------   -------      ---      --------  ---------     ---
   Total equity securities...................        --        --       --            --       (0.1)      1
                                               --------   -------      ---      --------  ---------     ---
Total for securities in an unrealized loss
  position...................................  $1,731.5   $(176.4)     320      $4,367.7  $(1,134.8)    886
                                               ========   =======      ===      ========  =========     ===
Investment grade.............................  $1,559.4   $ (50.5)     216      $3,766.1  $  (748.2)    649
Below investment grade.......................     172.1    (125.9)     104         601.6     (386.6)    237
                                               --------   -------      ---      --------  ---------     ---
Total for securities in an unrealized loss
  position...................................  $1,731.5   $(176.4)     320      $4,367.7  $(1,134.8)    886
                                               ========   =======      ===      ========  =========     ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2010 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               AMORTIZED COST
       (AMOUNTS IN MILLIONS)                      OR COST     FAIR VALUE
       ---------------------                   -------------- ----------
       Due one year or less...................   $   645.6    $   644.7
       Due after one year through five years..     3,199.4      3,253.6
       Due after five years through ten years.     1,847.0      1,914.9
       Due after ten years....................     3,767.6      3,853.7
                                                 ---------    ---------
          Subtotal............................     9,459.6      9,666.9
       Residential mortgage-backed............     1,579.2      1,380.9
       Commercial mortgage-backed.............     1,033.4        906.9
       Other asset-backed.....................     1,714.3      1,668.2
                                                 ---------    ---------
          Total...............................   $13,786.5    $13,622.9
                                                 =========    =========

   As of December 31, 2010, $1,220.4 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2010, securities issued by finance and insurance, utilities and energy, and consumer--non-cyclical industry groups represented approximately 21.7%, 21.3% and 10.9% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the United States and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2010, we did not hold any fixed maturity securities which individually exceeded 10% of stockholder's equity.

   As of December 31, 2010 and 2009, $8.3 million of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

                                                                2010                      2009
                                                      ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                                 CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                                 -------------- ---------- -------------- ----------
PROPERTY TYPE
Office...............................................    $  623.6       29.3%      $  677.5       28.5%
Industrial...........................................       579.7       27.3          659.1       27.7
Retail...............................................       514.1       24.2          544.5       22.9
Apartments...........................................       194.4        9.1          225.5        9.5
Mixed use/other......................................       214.5       10.1          269.7       11.4
                                                         --------      -----       --------      -----
   Total principal balance...........................     2,126.3      100.0%       2,376.3      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         1.5                       2.0
   Allowance for losses..............................       (18.5)                    (15.0)
                                                         --------                  --------
   Total.............................................    $2,109.3                  $2,363.3
                                                         ========                  ========

                                                                2010                      2009
                                                      ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                                 CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                                 -------------- ---------- -------------- ----------
GEOGRAPHIC REGION
Pacific..............................................    $  594.9       28.0%      $  654.1       27.5%
South Atlantic.......................................       571.0       26.8          653.0       27.5
Middle Atlantic......................................       260.3       12.2          291.5       12.3
East North Central...................................       203.1        9.6          240.2       10.1
Mountain.............................................       119.5        5.6          138.4        5.8
New England..........................................       112.7        5.3          115.4        4.9
West North Central...................................       110.1        5.2          116.4        4.9
East South Central...................................        82.4        3.9           90.2        3.8
West South Central...................................        72.3        3.4           77.1        3.2
                                                         --------      -----       --------      -----
   Total principal balance...........................     2,126.3      100.0%       2,376.3      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         1.5                       2.0
   Allowance for losses..............................       (18.5)                    (15.0)
                                                         --------                  --------
   Total.............................................    $2,109.3                  $2,363.3
                                                         ========                  ========

   As of December 31, 2010 and 2009, our total mortgage holdings secured by real estate in California was $422.7 million and $468.2 million, respectively, which was 19.9% and 19.7%, respectively, of our total mortgage holdings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table sets forth the aging of past due commercial mortgage loans by property type as of December 31, 2010:

                                31 -60 DAYS 61 -90 DAYS GREATER THAN 90 TOTAL PAST
(AMOUNTS IN MILLIONS)            PAST DUE    PAST DUE    DAYS PAST DUE     DUE      CURRENT    TOTAL
---------------------           ----------- ----------- --------------- ---------- --------  --------
Property type:
   Office......................     $--         $--          $3.5          $3.5    $  620.1  $  623.6
   Industrial..................      --          --            --            --       579.7     579.7
   Retail......................      --          --            --            --       514.1     514.1
   Apartments..................      --          --            --            --       194.4     194.4
   Mixed use/other.............      --          --            --            --       214.5     214.5
                                    ---         ---          ----          ----    --------  --------
   Total principal balance.....     $--         $--          $3.5          $3.5    $2,122.8  $2,126.3
                                    ===         ===          ====          ====    ========  ========
% of total commercial mortgage
  loans........................      --%         --%          0.2%          0.2%       99.8%    100.0%
                                    ===         ===          ====          ====    ========  ========

   We had no commercial mortgage loans that were outstanding more than 90 days and still accruing interest.

   We had $3.5 million of commercial mortgage loans on nonaccrual status related to office property type as of December 31, 2010.

   The following table sets forth the allowance for credit losses and recorded investment in commercial mortgage loans for the year ended December 31:

(AMOUNTS IN MILLIONS)                                                           2010
---------------------                                                         --------
Allowance for credit losses:
   Beginning balance......................................................... $   15.0
   Charge-offs/(1)/..........................................................    (14.6)
   Recoveries................................................................       --
   Provision.................................................................     18.1
                                                                              --------
   Ending balance............................................................ $   18.5
                                                                              ========
   Ending allowance for individually impaired loans.......................... $     --
                                                                              ========
   Ending allowance for loans not individually impaired that were evaluated
     collectively for impairment............................................. $   18.5
                                                                              ========

Principal balance:
   Ending balance............................................................ $2,126.3
                                                                              ========
   Ending balance of individually impaired loans............................. $    4.2
                                                                              ========
   Ending balance of loans not individually impaired that were evaluated collectively for impairment............................................. $2,122.1
                                                                              ========

--------
/(1)/The year ended December 31, 2010 included $13.0 million related to held-for-sale commercial mortgage loans that were sold.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table presents the activity in the allowance for losses during the years ended December 31:

                     (AMOUNTS IN MILLIONS)      2009  2008
                     ---------------------      ----- ----
                     Balance as of January 1... $ 7.4 $6.9
                     Provision.................   7.6  0.5
                                                ----- ----
                     Balance as of December 31. $15.0 $7.4
                                                ===== ====

   The following table sets forth impaired commercial mortgage loans by property type as of December 31, 2010:

                                   UNPAID                          AVERAGE    INTEREST
                        RECORDED  PRINCIPAL              RELATED   RECORDED    INCOME
(AMOUNTS IN MILLIONS)  INVESTMENT  BALANCE  CHARGE-OFFS ALLOWANCE INVESTMENT RECOGNIZED
---------------------  ---------- --------- ----------- --------- ---------- ----------
 Property type:
    Office............    $3.1      $4.6       $1.5        $--       $1.5       $--
    Industrial........     1.1       1.2        0.1         --        1.1        --
    Retail............      --        --         --         --         --        --
    Apartments........      --        --         --         --         --        --
   Mixed use/other....      --        --         --         --         --        --
                          ----      ----       ----        ---                  ---
    Total.............    $4.2      $5.8       $1.6        $--       $1.4       $--
                          ====      ====       ====        ===                  ===

   In evaluating the credit quality of commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with commercial mortgages loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold.

   The following table sets forth the average loan-to-value of commercial mortgage loans by property type as of December 31, 2010:

                                                   AVERAGE LOAN-TO-VALUE/(1)/
                               ------------------------------------------------------------------
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% GREATER THAN 100%   TOTAL
---------------------          -------- --------- --------- ---------- ----------------- --------
Property type:
   Office.....................  $134.1   $116.9    $171.4     $147.2         $54.0       $  623.6
   Industrial.................   180.1    152.7     131.7       90.0          25.2          579.7
   Retail.....................   135.8     78.6     172.9      121.2           5.6          514.1
   Apartments.................    39.2     22.0      65.3       67.9            --          194.4
   Mixed use/other............    12.6      7.9       6.7      177.8           9.5          214.5
                                ------   ------    ------     ------         -----       --------
   Total......................  $501.8   $378.1    $548.0     $604.1         $94.3       $2,126.3
                                ======   ======    ======     ======         =====       ========
% of total....................    23.6%    17.8%     25.8%      28.4%          4.4%         100.0%
                                ======   ======    ======     ======         =====       ========
Weighted-average debt service
  coverage ratio/(2)/.........    2.17     1.90      1.45       3.62          1.06           2.30
                                ======   ======    ======     ======         =====       ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

--------
/(1)/Average loan-to-value is based on our most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

   The following table sets forth the debt service coverage ratio for fixed rate commercial mortgage loans by property type as of December 31, 2010:

                                                     DEBT SERVICE COVERAGE RATIO - FIXED RATE/(1)/
                                     -----------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)                LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00   TOTAL
---------------------                -------------- ----------- ----------- ----------- ----------------- --------
Property type:
   Office...........................     $ 38.8       $ 58.5      $ 76.2      $162.9         $197.8       $  534.2
   Industrial.......................       73.9         72.1        82.7       234.5          115.9          579.1
   Retail...........................       31.4        101.8       140.3       113.1          125.9          512.5
   Apartments.......................        2.9         14.6        39.7        60.3           25.8          143.3
   Mixed use/other..................        9.5          9.9         5.9        27.7           11.4           64.4
                                         ------       ------      ------      ------         ------       --------
   Total............................     $156.5       $256.9      $344.8      $598.5         $476.8       $1,833.5
                                         ======       ======      ======      ======         ======       ========
% of total..........................        8.6%        14.0%       18.8%       32.6%          26.0%         100.0%
                                         ======       ======      ======      ======         ======       ========
Weighted-average loan-to-value/(2)/.       88.5%        67.0%       66.2%       57.9%          51.9%          61.8%
                                         ======       ======      ======      ======         ======       ========

--------
/(1)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Average loan-to-value is based on our most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table sets forth the debt service coverage ratio for floating rate commercial mortgage loans by property type as of December 31, 2010:

                                                   DEBT SERVICE COVERAGE RATIO - FLOATING RATE/(1)/
                                     ---------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)                LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00  TOTAL
---------------------                -------------- ----------- ----------- ----------- ----------------- ------
Property type:
   Office...........................     $  --          $--         $--        $  --         $ 89.4       $ 89.4
   Industrial.......................       0.6           --          --           --             --          0.6
   Retail...........................        --           --          --          1.6             --          1.6
   Apartments.......................        --           --          --         21.5           29.6         51.1
   Mixed use/other..................        --           --          --           --          150.1        150.1
                                         -----          ---         ---        -----         ------       ------
   Total............................     $ 0.6          $--         $--        $23.1         $269.1       $292.8
                                         =====          ===         ===        =====         ======       ======
% of total..........................       0.2%          --%         --%         7.9%          91.9%       100.0%
                                         =====          ===         ===        =====         ======       ======
Weighted-average loan-to-value/(2)/.      31.8%          --%         --%        93.3%          81.4%        82.3%
                                         =====          ===         ===        =====         ======       ======

--------
/(1)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Average loan-to-value is based on our most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

   (f) Restricted Commercial Mortgage Loans Related To Securitization Entity

   The following tables set forth additional information regarding our restricted commercial mortgage loans related to a securitization entity as of December 31:

                                                   2010
                                         ------------------------
             (AMOUNTS IN MILLIONS)       CARRYING VALUE % OF TOTAL
             ---------------------       -------------- ----------
             PROPERTY TYPE
             Retail.....................     $ 50.3        44.9%
             Office.....................       30.1        26.8
             Industrial.................       19.4        17.3
             Apartments.................        6.4         5.7
             Mixed use/other............        5.9         5.3
                                             ------       -----
                Total principal balance.      112.1       100.0%
                                                          =====
                Allowance for losses....       (0.3)
                                             ------
                Total...................     $111.8
                                             ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


                                                   2010
                                         ------------------------
             (AMOUNTS IN MILLIONS)       CARRYING VALUE % OF TOTAL
             ---------------------       -------------- ----------
             GEOGRAPHIC REGION
             Pacific....................     $ 29.0        25.9%
             South Atlantic.............       25.7        22.9
             Middle Atlantic............       14.0        12.5
             East North Central.........       14.2        12.7
             East South Central.........       10.5         9.4
             Mountain...................        9.2         8.2
             West North Central.........        7.3         6.5
             West South Central.........        1.6         1.4
             New England................        0.6         0.5
                                             ------       -----
                Total principal balance.      112.1       100.0%
                                                          =====
                Allowance for losses....       (0.3)
                                             ------
                Total...................     $111.8
                                             ======

   As of December 31, 2010, all restricted commercial mortgage loans were current and there were no restricted commercial mortgage loans on nonaccrual status.

   Of the total carrying value of restricted commercial mortgage loans as of December 31, 2010, $110.5 million related to loans not individually impaired that were evaluated collectively for impairment. A provision for credit losses of $0.8 million was recorded during the year related to these loans, of which $0.5 million was recorded upon consolidation of a securitization entity as of January 1, 2010. We also recorded charge-offs of $0.5 million during the year related to our individually impaired loans, resulting in an ending allowance for credit losses balance of $0.3 million as of December 31, 2010.

   In evaluating the credit quality of restricted commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. The risks associated with restricted commercial mortgages loans can typically be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table sets forth the average loan-to-value of restricted commercial mortgage loans by property type as of December 31, 2010:

                                                        AVERAGE LOAN-TO-VALUE/ (1)/
                                        -----------------------------------------------------------
                                                                                GREATER THAN
(AMOUNTS IN MILLIONS)                   0% - 50% 51% - 60% 61% - 75% 76% - 100%     100%      TOTAL
---------------------                   -------- --------- --------- ---------- ------------ ------
Property type:
   Retail..............................  $ 44.6    $ 1.8     $ 1.3     $ 2.6        $--      $ 50.3
   Office..............................    24.4      2.7        --       3.0         --        30.1
   Industrial..........................    19.4       --        --        --         --        19.4
   Apartments..........................     6.4       --        --        --         --         6.4
   Mixed use/other.....................     5.9       --        --        --         --         5.9
                                         ------    -----     -----     -----        ---      ------
   Total...............................  $100.7    $ 4.5     $ 1.3     $ 5.6        $--      $112.1
                                         ======    =====     =====     =====        ===      ======
% of total.............................    90.0%     4.0%      1.1%      4.9%        --%      100.0%
                                         ======    =====     =====     =====        ===      ======
Weighted-average debt service coverage
  ratio/(2)/...........................    1.77     0.89      1.33      1.76         --        1.73
                                         ======    =====     =====     =====        ===      ======

--------
/(1)/Average loan-to-value is based on our most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

   The following table sets forth the debt service coverage ratio for fixed rate restricted commercial mortgage loans by property type as of December 31, 2010:

                                                  DEBT SERVICE COVERAGE RATIO - FIXED RATE/(1)/
                                     ----------------------------------------------------------------------
                                                                                        GREATER THAN
(AMOUNTS IN MILLIONS)                LESS THAN 1.00 1.01 - 1.25 1.26 - 1.50 1.51 - 2.00     2.00      TOTAL
---------------------                -------------- ----------- ----------- ----------- ------------ ------
Property type:
   Retail...........................     $ 7.4         $ 3.0       $17.0       $17.0       $ 5.9     $ 50.3
   Office...........................       4.0            --        11.4         5.9         8.8       30.1
   Industrial.......................        --            --         3.7        14.3         1.4       19.4
   Apartments.......................        --            --         4.5          --         1.9        6.4
   Mixed use/other..................        --            --          --         2.8         3.1        5.9
                                         -----         -----       -----       -----       -----     ------
   Total............................     $11.4         $ 3.0       $36.6       $40.0       $21.1     $112.1
                                         =====         =====       =====       =====       =====     ======
% of total..........................      10.1%          2.7%       32.6%       35.7%       18.9%     100.0%
                                         =====         =====       =====       =====       =====     ======
Weighted-average loan-to-value/(2)/.      48.0%         38.4%       39.4%       39.5%       32.3%      38.9%
                                         =====         =====       =====       =====       =====     ======

--------
/(1)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

/(2)/Average loan-to-value is based on our most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

   There were no floating rate restricted commercial mortgage loans as of December 31, 2010.

   See note 15 for additional information related to consolidated securitization entities.

   (g) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of December 31:

                                                       2010                      2009
                                             ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                        CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                        -------------- ---------- -------------- ----------
Investment in unconsolidated subsidiary.....    $  418.1       35.9%      $  381.4       14.7%
Trading securities..........................       274.1       23.5           33.5        1.3
Limited partnerships........................       133.9       11.5          153.5        5.9
Derivatives.................................       122.4       10.5          196.8        7.5
Securities lending collateral...............       119.2       10.2          175.8        6.7
Derivatives counterparty collateral.........        68.2        5.8          112.0        4.3
Short-term investments......................        25.0        2.1        1,247.6       47.8
Restricted other invested assets related to
  securitization entity/(1)/................         1.6        0.1             --         --
Restricted other invested assets............          --         --          297.6       11.4
Other investments...........................         4.9        0.4            9.2        0.4
                                                --------      -----       --------      -----
   Total other invested assets..............    $1,167.4      100.0%      $2,607.4      100.0%
                                                ========      =====       ========      =====

--------
/(1)/See note 15 for additional information related to consolidated securitization entity.

   (h) Restricted Other Invested Assets

   On August 19, 2005, we transferred approximately $499.0 million of investment securities to an affiliated special-purpose entity ("SPE") whose sole purpose was to securitize these investment securities and issue secured notes (the "Secured Notes") to various affiliated companies. The securitized investments were owned in their entirety by the SPE and were not available to satisfy the claims of our creditors. However, we were entitled to principal and interest payments made on the Secured Notes held. Under U.S. GAAP, the transaction was accounted for as a secured borrowing. Accordingly, the Secured Notes were included within our consolidated financial statements as available-for-sale fixed maturity securities and the liability equal to the proceeds received upon transfer was included in other liabilities. Additionally, the investment securities transferred were included in other invested assets and were shown as restricted assets. In July 2010, the affiliated SPE redeemed the structured notes that we held of $206.7 million at that time with fixed maturity securities of $206.5 million and cash of $0.2 million. Therefore, we no longer present the fixed maturity securities as restricted assets and we de-recognized the liability at that time. The affiliated SPE was subsequently dissolved.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   As of December 31, 2009, the amortized cost or cost, gross unrealized gains (losses) and fair value of our restricted other invested assets were as follows:

                                           AMORTIZED   GROSS      GROSS
                                             COST    UNREALIZED UNREALIZED
(AMOUNTS IN MILLIONS)                       OR COST    GAINS      LOSSES   FAIR VALUE
---------------------                      --------- ---------- ---------- ----------
Fixed maturity securities:
Foreign other.............................  $269.2      $2.1      $(4.1)     $267.2
U.S. corporate............................    30.1       0.5       (0.2)       30.4
                                            ------      ----      -----      ------
   Total restricted other invested assets.  $299.3      $2.6      $(4.3)     $297.6
                                            ======      ====      =====      ======

(4) DERIVATIVE INSTRUMENTS

   Our business activities routinely deal with fluctuations in interest rates, equity prices and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibition on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as "derivatives not designated as hedges" in the following disclosures. For derivatives that meet the accounting requirements to be designated as hedges, the following disclosures for these derivatives are denoted as "derivatives designated as hedges," which include both cash flow and fair value hedges.

   The following table sets forth our positions in derivative instruments as of December 31:

                                               DERIVATIVE ASSETS       DERIVATIVE LIABILITIES
                                           -------------------------- ------------------------
                                              BALANCE     FAIR VALUE     BALANCE     FAIR VALUE
                                               SHEET      -----------     SHEET      ---------
(AMOUNTS IN MILLIONS)                      CLASSIFICATION 2010  2009  CLASSIFICATION 2010  2009
---------------------                      -------------- ----- ----- -------------- ----  ----
DERIVATIVES DESIGNATED AS HEDGES
Fair value hedges:
                                           Other invested                 Other
   Interest rate swaps....................     assets     $61.5 $99.9  liabilities   $3.5  $6.8
                                                          ----- -----                ----  ----
   Total fair value hedges................                 61.5  99.9                 3.5   6.8
                                                          ----- -----                ----  ----
   Total derivatives designated as hedges.                 61.5  99.9                 3.5   6.8
                                                          ----- -----                ----  ----

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                 DERIVATIVE ASSETS              DERIVATIVE LIABILITIES
                                         ---------------------------------  ------------------------------
                                             BALANCE          FAIR VALUE       BALANCE        FAIR VALUE
                                              SHEET         --------------      SHEET        -------------
(AMOUNTS IN MILLIONS)                     CLASSIFICATION     2010    2009   CLASSIFICATION    2010   2009
---------------------                    --------------     ------  ------  --------------   ------ ------
DERIVATIVES NOT DESIGNATED AS HEDGES
                                            Other invested                         Other
Interest rate swaps.....................        assets      $  6.1  $ 34.1      liabilities  $ 13.8 $ 32.2
                                            Other invested                         Other
Credit default swaps....................        assets         0.9     0.7      liabilities      --     --
                                            Other invested                         Other
Equity index options....................        assets        30.9    32.2      liabilities     2.6    2.4
                                            Other invested                         Other
Equity return swaps.....................        assets          --      --      liabilities     3.1     --
                                            Other invested                         Other
Financial futures.......................        assets          --      --      liabilities      --     --
                                            Other invested                         Other
Limited guarantee.......................        assets        23.0    29.9      liabilities      --     --
                                                                               Policyholder
                                             Reinsurance                          account
GMWB embedded derivatives...............   recoverable/(1)/   (4.1)   (3.7)    balances/(2)/  107.8  156.6
                                                            ------  ------                   ------ ------
   Total derivatives not designated as
     hedges.............................                      56.8    93.2                    127.3  191.2
                                                            ------  ------                   ------ ------
   Total derivatives....................                    $118.3  $193.1                   $130.8 $198.0
                                                            ======  ======                   ====== ======

--------
/(1)/Represents the embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(2)/Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   The fair value of derivative positions presented above was not offset by the respective collateral amounts retained or provided under these agreements. The amounts recognized for derivative counterparty collateral retained by us was recorded in other invested assets with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for GMWB embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

                                                                                  MATURITIES/
(NOTIONAL IN MILLIONS)                   MEASUREMENT  DECEMBER 31, 2009 ADDITIONS TERMINATIONS DECEMBER 31, 2010
----------------------                   -----------  ----------------- --------- ------------ -----------------
DERIVATIVES DESIGNATED AS HEDGES
Fair value hedges:
   Interest rate swaps..................  Notional        $1,638.3      $     --   $  (434.5)      $1,203.8
                                                          --------      --------   ---------       --------
   Total fair value hedges..............                   1,638.3            --      (434.5)       1,203.8
                                                          --------      --------   ---------       --------
   Total derivatives designated as
     hedges.............................                   1,638.3            --      (434.5)       1,203.8
                                                          --------      --------   ---------       --------
DERIVATIVES NOT DESIGNATED AS HEDGES
Interest rate swaps.....................  Notional         2,151.0         111.4    (1,617.4)         645.0
Credit default swaps....................  Notional            56.1            --          --           56.1
Equity index options....................  Notional           841.5         647.4      (802.8)         686.1
Equity return swaps.....................  Notional              --         209.9        (1.5)         208.4
Financial futures.......................  Notional         4,304.0       4,849.6    (5,411.2)       3,742.4
Limited guarantee.......................  Notional           250.0            --          --          250.0
                                                          --------      --------   ---------       --------
   Total derivatives not designated as
     hedges.............................                   7,602.6       5,818.3    (7,832.9)       5,588.0
                                                          --------      --------   ---------       --------
   Total derivatives....................                  $9,240.9      $5,818.3   $(8,267.4)      $6,791.8
                                                          ========      ========   =========       ========

(NUMBER OF POLICIES)                  MEASUREMENT  DECEMBER 31, 2009 ADDITIONS TERMINATIONS DECEMBER 31, 2010
--------------------                  -----------  ----------------- --------- ------------ -----------------
DERIVATIVES NOT DESIGNATED AS HEDGES
GMWB embedded derivatives............  Policies         41,311         3,823      (1,748)        43,386

   Approximately $125.0 million of notional value above is related to derivatives with counterparties that can be terminated at the option of the derivative counterparty and represented a net fair value asset of $4.1 million as of December 31, 2010.

  Cash Flow Hedges

   Certain derivative instruments are designated as cash flow hedges. The changes in fair value of these instruments are recorded as a component of OCI. We designate and account for the following as cash flow hedges when they have met the effectiveness requirements: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments; (iv) pay U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure on liabilities denominated in foreign currencies; (v) forward starting interest rate swaps to hedge against changes in interest rates associated with future fixed-rate bond purchases and/or interest income; and (vi) other instruments to hedge the cash flows of various forecasted transactions.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2010:

                                                  GAIN (LOSS)     CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                                               RECLASSIFIED INTO  OF GAIN (LOSS)    RECOGNIZED IN  OF GAIN (LOSS)
                                GAIN (LOSS)    NET INCOME (LOSS) RECLASSIFIED INTO   NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)        RECOGNIZED IN OCI   FROM OCI/(1)/   NET INCOME (LOSS)   (LOSS)/(2)/  NET INCOME (LOSS)
---------------------        ----------------- ----------------- -----------------  ------------- -----------------
Interest rate swaps hedging                                       Net investment                   Net investment
  assets....................        $--              $0.1             income             $--       gains (losses)
Interest rate swaps hedging                                       Net investment                   Net investment
  assets....................         --               0.1         gains (losses)          --       gains (losses)
                                    ---              ----                                ---
Total.......................        $--              $0.2                                $--
                                    ===              ====                                ===

--------
/(1)/Amounts included $0.1 million of gains reclassified into net income (loss) for cash flow hedges that were terminated or de-designated where the effective portion is reclassified into net income (loss) when the underlying hedge item affects net income (loss).
/(2)/Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

   For the years ended December 31, 2009 and 2008, there were no active cash flow hedges.

   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholders' equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                     2010   2009   2008
---------------------                                                    -----  ------  -----
Derivatives qualifying as effective accounting hedges as of January 1... $12.4  $ 46.1  $ 4.9
Current period increases (decreases) in fair value......................   4.7   (33.7)  41.1
Reclassification to net (income) loss...................................  (0.3)     --    0.1
                                                                         -----  ------  -----
Derivatives qualifying as effective accounting hedges as of December 31. $16.8  $ 12.4  $46.1
                                                                         =====  ======  =====

   Derivatives qualifying as effective accounting hedges contain $16.5 million and $11.9 million, net of taxes, as of December 31, 2010 and 2009, respectively, from our investment in GLICNY. The $16.5 million, net of taxes, recorded in stockholder's equity as of December 31, 2010 is expected to be reclassified to future income through our equity in income of unconsolidated subsidiary. The remaining $0.3 million, net of taxes, is expected to be reclassified to future income, concurrently with and primarily offsetting changes in interest expense and interest income on floating-rate instruments. No amounts were reclassified to income during the years ended December 31, 2010, 2009 or 2008 in connection with forecasted transactions that were no longer considered probable of occurring.

   Fair Value Hedges

   Certain derivative instruments are designated as fair value hedges. The changes in fair value of these instruments are recorded in net income (loss). In addition, changes in the fair value attributable to the hedged portion of the underlying instrument are reported in net income (loss). We designate and account for the following as fair value hedges when they have met the effectiveness requirements: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various fair value exposures of investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2010:

                                            DERIVATIVE INSTRUMENT                                  HEDGED ITEM
                       ----------------------------------------------------------------  -------------------------------
                        GAIN (LOSS)   CLASSIFICATION                   CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                       RECOGNIZED IN  OF GAIN (LOSS)    OTHER IMPACTS     OF OTHER       RECOGNIZED IN  OF GAIN (LOSS)
                        NET INCOME    RECOGNIZED IN        TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)     (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------  ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                   Net investment                   Net investment                   Net investment
  hedging assets......    $  2.8      gains (losses)        $(5.6)         income            $(2.5)     gains (losses)
Interest rate swaps                   Net investment                                                    Net investment
  hedging liabilities.     (37.6)     gains (losses)         (0.1)    Interest credited       37.3      gains (losses)
                          ------                            -----                            -----
   Total..............    $(34.8)                           $(5.7)                           $34.8
                          ======                            =====                            =====

   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2009:

                                            DERIVATIVE INSTRUMENT                                  HEDGED ITEM
                       ----------------------------------------------------------------  -------------------------------
                        GAIN (LOSS)   CLASSIFICATION                   CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                       RECOGNIZED IN  OF GAIN (LOSS)    OTHER IMPACTS     OF OTHER       RECOGNIZED IN  OF GAIN (LOSS)
                        NET INCOME    RECOGNIZED IN        TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)     (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------  ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                   Net investment                   Net investment                   Net investment
  hedging assets......    $  5.3      gains (losses)        $(8.9)         income            $(5.6)     gains (losses)
Interest rate swaps                   Net investment                                                    Net investment
  hedging liabilities.     (46.6)     gains (losses)         75.3     Interest credited       44.5      gains (losses)
                          ------                            -----                            -----
   Total..............    $(41.3)                           $66.4                            $38.9
                          ======                            =====                            =====

   The difference between the gain (loss) recognized for the derivative instrument and the hedged item presented above represents the net ineffectiveness of the fair value hedging relationships. The other impacts presented above represent the net income (loss) effects of the derivative instruments that are presented in the same location as the income activity from the hedged item. There were no amounts excluded from the measurement of effectiveness.

   For the year ended December 31, 2008, the ineffectiveness related to our fair value hedges was immaterial. There were no amounts excluded from the measure of effectiveness.

   Derivatives Not Designated As Hedges

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and replicate characteristics of investments with similar terms and credit risk; (iii) equity index options, equity return swaps, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits; (iv) interest rate swaps where the hedging relationship does not qualify for hedge accounting; and (v) credit default swaps to mitigate loss exposure to certain credit risk. Additionally, we provide GMWBs on certain products that are required to be bifurcated as embedded derivatives.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

                                                                   CLASSIFICATION OF GAIN (LOSS) RECOGNIZED
(AMOUNTS IN MILLIONS)                     2010     2009     2008            IN NET INCOME (LOSS)
---------------------                    ------  -------  -------  ----------------------------------------
Interest rate swaps..................... $145.7  $(238.2) $ 312.4       Net investment gains (losses)
Credit default swaps....................    1.0      6.5     (6.5)      Net investment gains (losses)
Equity index options....................  (69.2)  (114.1)   269.7       Net investment gains (losses)
Equity return swaps.....................  (11.2)      --       --       Net investment gains (losses)
Financial futures.......................  (99.0)  (199.7)    83.7       Net investment gains (losses)
Limited guarantee.......................   (6.9)    24.5    (18.5)      Net investment gains (losses)
GMWB embedded derivatives...............   57.7    635.5   (727.5)      Net investment gains (losses)
                                         ------  -------  -------
   Total derivatives not designated as
     hedges............................. $ 18.1  $ 114.5  $ (86.7)
                                         ======  =======  =======

   Derivative Counterparty Credit Risk

   As of December 31, 2010 and 2009, net fair value assets by counterparty totaled $81.1 million and $126.0 million, respectively. As of December 31, 2010 and 2009, net fair value liabilities by counterparty totaled $4.7 million and $0.5 million, respectively. As of December 31, 2010 and 2009, we retained collateral of $68.2 million and $112.0 million, respectively, related to these agreements, including over collateralization of $9.7 million and $9.8 million, respectively, from certain counterparties. As of December 31, 2010 and 2009, we posted no collateral to derivative counterparties.

   All of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2010 and 2009, we could have been allowed to claim up to $22.6 million and $23.8 million, respectively, from counterparties and required to disburse up to $4.7 million and $0.5 million, respectively. This represents the net fair value of gains and losses by counterparty, less available collateral held.

   Credit Derivatives--Sell Protection

   We sell protection under single name credit default swaps in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps. In the event of default for credit default swaps, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

                                                          2010                        2009
                                               --------------------------- ---------------------------
                                               NOTIONAL                    NOTIONAL
(AMOUNTS IN MILLIONS)                           VALUE   ASSETS LIABILITIES  VALUE   ASSETS LIABILITIES
---------------------                          -------- ------ ----------- -------- ------ -----------
Reference entity credit rating and maturity:
AAA
   Matures after one year through five years..  $  --    $ --      $--      $ 6.0    $ --      $--
AA
   Matures after one year through five years..    6.0     0.1       --         --      --       --
   Matures after five years through ten years.    5.0      --       --         --      --       --
A
   Matures after one year through five years..   16.5     0.2       --       16.5     0.1       --
   Matures after five years through ten years.     --      --       --        5.0      --       --
BBB
   Matures after one year through five years..   23.6     0.6       --       23.6     0.6       --
   Matures after five years through ten years.    5.0      --       --        5.0      --       --
                                                -----    ----      ---      -----    ----      ---
   Total credit default swaps on single name
     reference entities.......................  $56.1    $0.9      $--      $56.1    $0.7      $--
                                                =====    ====      ===      =====    ====      ===

(5) DEFERRED ACQUISITION COSTS

   The following table presents the activity impacting DAC as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                2010    2009/(1)/   2008
---------------------                                              --------  --------  --------
Unamortized balance as of January 1............................... $3,150.8  $3,137.3  $2,955.5
   Costs deferred.................................................    270.2     185.6     399.9
   Amortization, net of interest accretion........................   (166.0)   (203.0)   (202.0)
   Cumulative effect adjustment...................................       --      (4.5)       --
   Reinsurance transactions with an affiliate/(2) /...............       --      35.4     (16.1)
                                                                   --------  --------  --------
Unamortized balance as of December 31.............................  3,255.0   3,150.8   3,137.3
   Accumulated effect of net unrealized investment (gains) losses.    (28.8)     29.3     157.5
                                                                   --------  --------  --------
Balance as of December 31......................................... $3,226.2  $3,180.1  $3,294.8
                                                                   ========  ========  ========

--------
/(1)/On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net unfavorable impact of $0.9 million on DAC.
/(2)/See note 7 for a discussion of reinsurance transactions with an affiliate.

   We regularly review DAC to determine if it is recoverable from future income. As of December 31, 2010, we believe all of our businesses have sufficient future income where the related DAC is recoverable. Loss recognition testing of our fee-based products in our Retirement Income segment resulted in an increase in amortization of DAC of $49.0 million and $46.1 million in 2009 and 2008, respectively, reflecting unfavorable equity market performance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


(6) INTANGIBLE ASSETS AND GOODWILL

   The following table presents our intangible assets as of December 31:

                                          2010                  2009
                                  --------------------  --------------------
                                   GROSS                 GROSS
                                  CARRYING ACCUMULATED  CARRYING ACCUMULATED
   (AMOUNTS IN MILLIONS)           AMOUNT  AMORTIZATION  AMOUNT  AMORTIZATION
   ---------------------          -------- ------------ -------- ------------
   PVFP..........................  $653.1    $(353.3)    $725.3    $(316.0)
   Capitalized software..........   162.3     (115.7)     159.3     (101.9)
   Deferred sales inducements to
     contractholders.............    42.9      (19.8)      42.6      (17.5)
   Other.........................     2.5       (2.5)       2.5       (2.5)
                                   ------    -------     ------    -------
      Total......................  $860.8    $(491.3)    $929.7    $(437.9)
                                   ======    =======     ======    =======

   Amortization expense related to PVFP, capitalized software and other intangible assets for the years ended December 31, 2010, 2009 and 2008 was $51.1 million, $38.0 million and $42.0 million, respectively. Amortization expense related to deferred sales inducements of $2.3 million, $7.0 million and $6.9 million for the years ended December 31, 2010, 2009 and 2008, respectively, was included in benefits and other changes in policy reserves.

   (a) Present Value of Future Profits

   The following table presents the activity in PVFP as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                               2010   2009/(1)/  2008
---------------------                                              ------  --------  ------
Unamortized balance as of January 1............................... $375.1   $406.4   $438.0
   Amortization...................................................  (57.8)   (47.8)   (55.9)
   Interest accreted at 5.8%, 5.7% and 5.8%.......................   20.5     22.3     24.3
   Cumulative effect adjustment...................................     --     (5.8)      --
                                                                   ------   ------   ------
Unamortized balance as of December 31.............................  337.8    375.1    406.4
   Accumulated effect of net unrealized investment (gains) losses.  (38.0)    34.2    153.9
                                                                   ------   ------   ------
Balance as of December 31......................................... $299.8   $409.3   $560.3
                                                                   ======   ======   ======

--------
/(1)/On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net favorable impact of $0.1 million on PVFP.

   The percentage of the December 31, 2010 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                                   2011. 7.0%
                                   2012. 4.1%
                                   2013. 3.6%
                                   2014. 3.9%
                                   2015. 6.3%

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

   (b) Goodwill

   Our goodwill balance for the Protection segment was $450.9 million as of December 31, 2010 and 2009.

   Goodwill impairment losses

   There were no goodwill impairment charges recorded in 2010, 2009 or 2008. However, continued deteriorating or adverse market conditions for certain businesses may have a significant impact on the fair value of our reporting units and could result in future impairments of goodwill.

(7) REINSURANCE

   We reinsure a portion of our policy risks to other insurance companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other insurance companies. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. We did not have any significant concentrations of reinsurance with reinsurers other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC") and Brookfield Life Assurance Company Limited ("BLAC"), an affiliate.

   As of December 31, 2010, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy was $5.0 million.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM /Retirement Answer Variable Annuity product for contracts in-force prior to January 1, 2004. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. As of December 31, 2010 and 2009, we had $3.0 billion and $3.1 billion, respectively, in retained assets that were attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies conducted periodically. Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. As of December 31, 2010 and 2009, we had a reinsurance recoverable of $7,011.0 million and $7,193.3 million, respectively associated with UFLIC.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation, an indirect subsidiary of GE, agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the NAIC.

   We also have reinsurance ceded to BLAC. In 2009, we ceded to BLAC $64,274.2 million of term life insurance in a transaction that did not qualify for reinsurance accounting and as such was accounted for under the deposit method of accounting. As part of this reinsurance transaction, we received a ceding commission of $35.0 million which was accounted for as a deposit liability. In 2009, we also ceded to BLAC $2,902.9 million of universal life insurance which was accounted for as reinsurance. As part of this reinsurance transaction, we transferred DAC of $31.4 million. In the fourth quarter of 2008, we ceded to BLAC $11,433.3 million of term life insurance and transferred DAC of $16.1 million; however, in 2009, we recaptured all of the term life insurance that had been ceded to BLAC in the fourth quarter of 2008 and the DAC recapture associated with this transaction was $35.4 million. As of December 31, 2010 and 2009, total life insurance ceded to BLAC was $60,480.7 million and $67,177.1 million, respectively.

   We also have reinsurance business assumed from GLIC for both term and universal life insurance policies. The total reserves assumed from GLIC as of December 31, 2010 and 2009 were $473.6 million and $386.2 million, respectively. We have also ceded reinsurance business for both term and universal life insurance policies to GLIC. The total reserves ceded to GLIC as of December 31, 2010 and 2009 were $362.9 million and $352.6 million, respectively.

   We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, as of December 31, 2010, we had no significant concentrations of variable annuity net at risk reinsurance with any one reinsurer that could have a material impact on our results of operations.

   Under the terms of certain reinsurance agreements that we have with external parties, we pledged assets in either separate portfolios or in trust for the benefit of external reinsurers. These assets support the reserves ceded to those external reinsurers. We had pledged fixed maturity securities of $619.4 million and $457.3 million, respectively, as of December 31, 2010 and 2009 in connection with these reinsurance agreements. However, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level.

   The following table sets forth net life insurance in-force as of December 31:

 (AMOUNTS IN MILLIONS)                       2010         2009         2008
 ---------------------                   -----------  -----------  -----------
 Direct life insurance in-force......... $ 554,329.6  $ 552,476.5  $ 561,124.7
 Amounts assumed from other companies...   113,037.6     97,649.3     90,883.2
 Amounts ceded to other companies/(1) /.  (272,580.2)  (293,873.7)  (303,820.9)
                                         -----------  -----------  -----------
 Net life insurance in-force............ $ 394,787.0  $ 356,252.1  $ 348,187.0
                                         ===========  ===========  ===========
 Percentage of amount assumed to net....        28.6%        27.4%        26.1%
                                         ===========  ===========  ===========

--------
/(1)/Includes amounts accounted for under the deposit method.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                                WRITTEN                       EARNED
                                     ----------------------------  ----------------------------
(AMOUNTS IN MILLIONS)                  2010      2009      2008      2010      2009      2008
---------------------                --------  --------  --------  --------  --------  --------
Direct.............................. $1,086.0  $1,126.9  $1,240.6  $1,087.6  $1,128.8  $1,242.8
Assumed.............................    165.4     172.8     254.3     165.4     172.8     249.3
Ceded...............................   (340.8)   (338.3)   (438.1)   (341.3)   (319.2)   (423.6)
                                     --------  --------  --------  --------  --------  --------
Net premiums........................ $  910.6  $  961.4  $1,056.8  $  911.7  $  982.4  $1,068.5
                                     ========  ========  ========  ========  ========  ========
Percentage of amount assumed to net.                                   18.1%     17.6%     23.3%
                                                                   ========  ========  ========

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $1,002.8 million, $1,039.1 million and $1,135.4 million during 2010, 2009 and 2008, respectively.

(8) INSURANCE RESERVES

   Future Policy Benefits

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                 MORTALITY/
                                                 MORBIDITY    INTEREST RATE
(AMOUNTS IN MILLIONS)                            ASSUMPTION    ASSUMPTION      2010     2009
---------------------                            ----------   -------------  -------- --------
Structured settlements with life contingencies..        /(1)/ 3.0% - 8.5%    $5,335.8 $5,408.7
Traditional life insurance contracts............        /(2)/ 2.5% - 7.5%     2,451.7  2,348.8
Annuity contracts with life contingencies.......        /(1)/ 3.0% - 8.5%     1,908.5  1,993.1
Accident and health insurance contracts.........        /(3)/ 4.5% - 7.0%        78.6     81.6
Supplementary contracts with life contingencies.        /(1)/ 3.0% - 8.5%        46.8     52.9
                                                                             -------- --------
   Total future policy benefits.................                             $9,821.4 $9,885.1
                                                                             ======== ========

--------
/(1)/Assumptions for limited-payment contracts come from either the U.S.
     Population Table, 1983 Group Annuitant Mortality Table, 1983 Individual Annuitant Mortality Table or a-2000 Mortality Table.
/(2)/Principally modifications of the 1965-70 or 1975-80 Select and Ultimate
     Tables, 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, 1980 Commissioner's Extended Term Table and (IA) Standard Table 1996 (modified).
/(3)/The 1958 and 1980 Commissioner's Standard Ordinary Tables, or 2000 U.S.
     Annuity Table.

   Assumptions as to persistency are based on company experience.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

    (AMOUNTS IN MILLIONS)                                 2010      2009
    ---------------------                               --------- ---------
    FABNs, funding agreements and GICs................. $ 1,852.9 $ 2,638.5
    Annuity contracts..................................   2,227.1   2,320.4
    Structured settlements without life contingencies..   1,293.7   1,377.3
    Supplementary contracts without life contingencies.     260.2     240.3
    Variable universal life insurance contracts........      20.7      22.0
                                                        --------- ---------
       Total investment contracts......................   5,654.6   6,598.5
    Universal life insurance contracts.................   4,898.2   4,764.0
                                                        --------- ---------
       Total policyholder account balances............. $10,552.8 $11,362.5
                                                        ========= =========

   We are a member of the Federal Home Loan Bank (the "FHLB") program and held $46.5 million and $52.1 million of common stock, respectively, related to our membership for the years ended December 31, 2010 and 2009 which was included in equity securities. We issued funding agreements to the FHLB and have letters of credit with the FHLB which have not been drawn upon. The FHLB has been granted a lien on certain of our invested assets to collateralize our obligations; however, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by us, the FHLB recovery on the collateral is limited to the amount of our funding agreement liabilities to the FHLB. The amount of funding agreements issued to the FHLB was $140.0 million as of December 31, 2010 and 2009, which was included in policyholder account balances. We had letters of credit related to the FHLB of $462.4 million and $341.3 million as of December 31, 2010 and 2009, respectively. These funding agreements and letters of credit were collateralized by fixed maturity securities with a fair value of $645.1 million as of December 31, 2010 and by fixed maturity securities of $572.6 million and cash of $63.0 million as of December 31, 2009.

   Certain Nontraditional Long-Duration Contracts

   Our variable annuity contracts provide a basic guaranteed minimum death benefit ("GMDB") which provides a minimum account value to be paid upon the annuitant's death. Some variable annuity contracts may permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are primarily death benefits; we also have some GMWBs and guaranteed annuitization benefits.

   As of December 31, 2010 and 2009, our liability associated with certain nontraditional long-duration contracts was approximately $7,737.7 million and $7,120.3 million, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of December 31:

(DOLLAR AMOUNTS IN MILLIONS)                                                  2010     2009
----------------------------                                                -------- --------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value.......... $2,799.1 $2,431.8
   Net amount at risk...................................................... $   33.5 $   98.7
   Average attained age of contractholders.................................       70       69

   Enhanced death benefits (step-up, roll-up, payment protection) account value................................................................. $4,088.0 $3,916.6
   Net amount at risk...................................................... $  278.7 $  511.5
   Average attained age of contractholders.................................       70       69

Account values with living benefit guarantees:
   GMWBs................................................................... $3,956.2 $5,100.7
   Guaranteed annuitization benefits....................................... $1,570.3 $  818.8

   The GMDB liability for our variable annuity contracts with death benefits, net of reinsurance, was $12.8 million and $11.5 million as of December 31, 2010 and 2009, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our consolidated balance sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate accounts.

   The contracts underlying the GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2010 and 2009, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered "in the money" was $613.3 million and $682.9 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by us will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

   Account balances of variable annuity contracts with living benefit guarantees were invested in separate account investment options as follows as of December 31:

                    (AMOUNTS IN MILLIONS)    2010     2009
                    ---------------------  -------- --------
                     Balanced funds....... $3,798.1 $3,371.5
                     Equity funds.........    895.9  1,420.6
                     Bond funds...........    755.8    852.8
                     Money market funds...     46.0    129.6
                     Other................     30.7    145.0
                                           -------- --------
                        Total............. $5,526.5 $5,919.5
                                           ======== ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


(9) LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

       (AMOUNTS IN MILLIONS)                     2010     2009     2008
       ---------------------                   -------  -------  -------
       Balance as of January 1................ $ 294.9  $ 280.9  $ 263.1
       Less reinsurance recoverables..........  (124.8)  (112.0)  (113.6)
                                               -------  -------  -------
          Net balance as of January 1.........   170.1    168.9    149.5
                                               -------  -------  -------
       Incurred related to insured events of:
          Current year........................   720.7    565.3    365.5
          Prior years.........................    13.7     29.6     36.6
                                               -------  -------  -------
              Total incurred..................   734.4    594.9    402.1
                                               -------  -------  -------
       Paid related to insured events of:
          Current year........................  (599.1)  (548.6)  (345.1)
          Prior years.........................  (121.6)   (45.1)   (37.6)
                                               -------  -------  -------
              Total paid......................  (720.7)  (593.7)  (382.7)
                                               -------  -------  -------
          Net balance as of December 31.......   183.8    170.1    168.9
                                               -------  -------  -------
       Add reinsurance recoverables...........   126.5    124.8    112.0
                                               -------  -------  -------
       Balance as of December 31.............. $ 310.3  $ 294.9  $ 280.9
                                               =======  =======  =======

   As described in note 2, we establish reserves for the ultimate cost of settling claims on reported and unreported insured events that have occurred on or before the respective reporting period. These liabilities are associated primarily with our life and long-term care insurance products and represent our best estimates of the liabilities at the time based on known facts, historical trends of claim payments and other external factors, such as various trends in economic conditions, mortality, morbidity and medical costs.

   For 2010, the increase in the ending liability for policy and contract claims was primarily attributable to our life insurance products from an increase in average policy claim amounts as compared to 2009.

   During 2010, 2009 and 2008, we strengthened reserves by $13.7 million, $29.6 million and $36.6 million, respectively, as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods.

   In 2010, we strengthened claim reserves related to our life insurance by $15.2 million from $230.2 million as of December 31, 2009. We strengthened reserves due to an increase in claims related to policies with higher face amounts and as a result of refinements to our estimated claim reserves.

   In 2009, we strengthened claim reserves related to our life insurance products by $31.6 million from $213.4 million as of December 31, 2008. In 2008, we strengthened claim reserves related to our life insurance products by $36.0 million from $187.8 million as of December 31, 2007. Consistent with our reserving methodology, the strengthening includes a reclassification from future policy benefit reserves, which includes a provision for expected claims from policy inception. This provision is reclassified to claim reserves upon commencement of actual claim activity. Additionally, the strengthening includes refinements to our estimated claims reserves for timing and amount of claims associated with observed loss development. For our other businesses, the remaining

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

   While the liability for policy and contract claims represents our current best estimates, there may be additional adjustments to these amounts based on information and trends not presently known. Such adjustments, reflecting any variety of new and adverse or favorable trends, could possibly be significant, exceeding the currently recorded reserves by an amount that could be material to our results of operations, financial condition and liquidity.

(10) NON-RECOURSE FUNDING OBLIGATIONS

   We issued non-recourse funding obligations in connection with our capital management strategy related to our term and universal life insurance products.

   The following table sets forth the non-recourse funding obligations (surplus notes) of our wholly-owned, special-purpose consolidated captive insurance subsidiaries as of December 31:

                (AMOUNTS IN MILLIONS)
                ---------------------
                ISSUANCE                         2010     2009
                --------                       -------- --------
                River Lake I/(1)/, due 2033... $  600.0 $  600.0
                River Lake I/(2)/, due 2033...    500.0    500.0
                River Lake II/(1)/, due 2035..    300.0    300.0
                River Lake II/(2)/, due 2035..    550.0    550.0
                River Lake III/(1)/, due 2036.    500.0    500.0
                River Lake III/(2)/, due 2036.    250.0    250.0
                River Lake IV/(2)/, due 2028..    522.0    528.0
                Rivermont I/(1)/, due 2050....    315.0    315.0
                                               -------- --------
                   Total...................... $3,537.0 $3,543.0
                                               ======== ========

--------
/(1)/The accrual of interest was based on one-month London Interbank Offered
     Rate ("LIBOR") that resets every 28 days plus a fixed margin. /(2)/Accrual of interest based on one-month LIBOR that resets on a specified date each month plus a contractual margin.

   The floating rate notes have been deposited into a series of trusts that have issued money market or term securities. Both principal and interest payments on the money market and term securities are guaranteed by a third-party insurance company. The holders of the money market or term securities cannot require repayment from us or any of our subsidiaries, other than the River Lake and Rivermont Insurance Companies, as applicable, the direct issuers of the notes. Genworth has provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), which we consider remote, Genworth may be required to provide additional funds to Rivermont I. We have agreed to indemnify the issuers and the third-party insurer for certain limited costs related to the issuance of these obligations.

   Any payment of principal, including by redemption, or interest on the notes may only be made with the prior approval of the Director of Insurance of the state of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law, except for non-recourse funding obligations issued by River Lake IV, a Bermuda domiciled insurance company. River Lake IV may repay principal up to 15% of its

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

capital without prior approval. The holders of the notes have no rights to accelerate payment of principal of the notes under any circumstances, including without limitation, for nonpayment or breach of any covenant. Each issuer reserves the right to repay the notes that it has issued at any time, subject to prior regulatory approval. On March 25, 2010, River Lake IV repaid $6.0 million of its total outstanding $28.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments. On March 25, 2009, River Lake IV repaid $12.0 million of its total outstanding $40.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments.

   The weighted average interest rate on the non-recourse funding obligations as of December 31, 2010 and 2009 was 1.5%.

(11) INCOME TAXES

   The total provision (benefit) for income taxes was as follows for the years ended December 31:

    (AMOUNTS IN MILLIONS)                           2010     2009     2008
    ---------------------                          ------  -------  -------
    Current federal income tax.................... $ (3.7) $ 257.0  $(107.7)
    Deferred federal income tax...................  (31.1)  (289.2)  (101.9)
                                                   ------  -------  -------
       Total federal income tax...................  (34.8)   (32.2)  (209.6)
                                                   ------  -------  -------
    Current state income tax......................    0.2     (3.3)     3.8
    Deferred state income tax.....................   (1.4)    (0.5)    (6.5)
                                                   ------  -------  -------
       Total state income tax.....................   (1.2)    (3.8)    (2.7)
                                                   ------  -------  -------
       Total provision (benefit) for income taxes. $(36.0) $ (36.0) $(212.3)
                                                   ======  =======  =======

   As of December 31, 2010 and 2009, the current federal income tax payable was $132.0 million and $59.2 million, respectively, and was included in other liabilities in the consolidated balance sheets. The current state income tax receivable was $2.5 million and $6.0 million, respectively, as of December 31, 2010 and 2009 and was included in other assets in the consolidated balance sheets.

   In 2010, we recorded $4.5 million in retained earnings as a deemed dividend related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA. The dividend was offset by a decrease in tax expense resulting in no net impact to total stockholder's equity. In 2009, we recorded $5.8 million in retained earnings as a deemed dividend related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA. The dividend was offset by a decrease in tax expense resulting in no net impact to total stockholder's equity. In 2008, we recorded $4.2 million in additional paid-in capital as a deemed capital contribution related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA. The contribution was offset by an increase in tax expense resulting in no net impact to total stockholder's equity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

                                                            2010   2009  2008
                                                           -----   ----  ----
 Statutory U.S. federal income tax rate...................  35.0%  35.0% 35.0%
 Increase (reduction) in rate resulting from:
    State income tax, net of federal income tax effect....  (4.4)   6.0   0.4
    Tax benefits related to separation from former parent. (78.5)    --    --
    Benefit on tax favored investments.................... (36.2)  42.2   1.0
    Interest on uncertain tax positions...................  (5.5)   2.7   0.2
    Other, net............................................  (4.9)   0.4  (0.2)
                                                           -----   ----  ----
 Effective rate........................................... (94.5)% 86.3% 36.4%
                                                           =====   ====  ====

   In connection with the initial public offering of our ultimate parent company, Genworth, and the 2004 separation from GE, their former parent, we, along with Genworth, made certain joint tax elections and realized certain tax benefits. During 2010, the Internal Revenue Service ("IRS") completed an examination of GE's 2004 tax return, including these tax impacts. In 2010, we recognized $29.9 million of previously uncertain tax benefits related to the separation. Additionally, we recorded $29.7 million as a reduction to retained earnings and $14.0 million as additional paid-in capital related to the 2004 separation.

   The components of the net deferred income tax liability were as follows as of December 31:

      (AMOUNTS IN MILLIONS)                                2010     2009
      ---------------------                              -------- --------
      Assets:
         Investments.................................... $  343.1 $  108.0
         Net unrealized losses on investment securities.     88.6    359.7
         Accrued expenses...............................      6.8      0.6
         Net operating loss carryforwards...............    656.5    454.3
         Other..........................................       --     76.3
                                                         -------- --------
             Total deferred income tax assets...........  1,095.0    998.9
                                                         -------- --------
      Liabilities:
         Insurance reserves.............................    768.2    542.2
         Net unrealized gains on derivatives............      0.1      0.2
         PVFP...........................................    116.7    125.2
         DAC............................................    877.2    869.1
         Other..........................................    112.6     48.6
                                                         -------- --------
             Total deferred income tax liabilities......  1,874.8  1,585.3
                                                         -------- --------
             Net deferred income tax liability.......... $  779.8 $  586.4
                                                         ======== ========

   Based on our analysis, we believe it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable us to realize the remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   Net operating loss ("NOL") carryforwards amounted to $1,875.7 million as of December 31, 2010, and if unused, will expire beginning in 2022.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

      (AMOUNTS IN MILLIONS)                          2010    2009    2008
      ---------------------                         ------  ------  -----
      Balance as of January 1...................... $107.9  $ 67.8  $51.0
      Tax positions related to the current period:
         Gross additions...........................    7.6    54.3    1.7
         Gross reductions..........................     --    (1.7)  (1.7)
      Tax positions related to the prior years:
         Gross additions...........................   27.4     0.3   19.8
         Gross reductions..........................  (36.4)  (12.8)  (2.4)
      Settlements..................................     --      --   (0.6)
                                                    ------  ------  -----
      Balance as of December 31.................... $106.5  $107.9  $67.8
                                                    ======  ======  =====

   The total amount of unrecognized tax benefits was $106.5 million as of December 31, 2010, of which $6.5 million, if recognized, would affect the effective rate on operations.

   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended
December 31, 2010, 2009 and 2008, we incurred approximately $(3.2) million, $(1.8) million and $0.4 million, respectively, of interest and penalties. We had approximately $1.2 million and $0.9 million, respectively, of interest and penalties accrued as of December 31, 2010 and 2009.

   The Company files U.S. Federal income tax returns (included in the GLIC consolidated life returns) and various state and local tax returns. The Company is no longer subject to U.S. Federal tax examinations for years prior to 2000 and 2005 through 2006. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. Federal examinations. The Internal Revenue Service ("IRS") is currently reviewing the U.S. income tax returns for the 2007 and 2008 tax years. Certain issues from 2005 and 2006 have been timely protested and will be subject to review by the IRS appeals division. The Company was included in consolidated returns with its former parent, GE, in 2003 and 2004 before the initial public offering ("IPO"). The IRS has completed its examination of these GE consolidated returns and the appropriate adjustments under the Tax Matters Agreement ("TMA") and other tax sharing arrangements with GE, are still in process. Certain issues relating to carrybacks from the 2000 through 2004 audit cycle are agreed upon with the IRS appeals division and are in the process of being prepared.

   We believe it is reasonably possible that in 2011, as a result of our open audits and appeals, up to $59.3 million of unrecognized tax benefits related to certain life insurance deductions will be recognized.

(12) SUPPLEMENTAL CASH FLOW INFORMATION

   Net cash received (paid) for taxes was $58.6 million, $(51.3) million and $56.7 million for the years ended December 31, 2010, 2009 and 2008, respectively. Cash paid for interest primarily related to our non-recourse funding obligations was $93.9 million, $72.6 million and $162.4 million for the years ended December 31, 2010, 2009 and 2008, respectively.

   For a discussion of capital contributions paid to our unconsolidated subsidiary and capital contributions received from our parent, see note 17.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table details these transactions as well as other non-cash items for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                  2010 2009   2008
---------------------                                                  ---- ----- -----
Supplemental schedule of non-cash investing and financing activities:
   Capital contribution from parent................................... $ -- $  -- $10.9
   Capital contribution to unconsolidated subsidiary..................   --  51.7    --
   Tax contingencies and other tax related items......................  4.5   5.8  (4.2)
                                                                       ---- ----- -----
   Total non-cash transactions........................................ $4.5 $57.5 $ 6.7
                                                                       ==== ===== =====

(13) RELATED PARTY TRANSACTIONS

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $223.8 million, $171.7 million and $268.8 million for the years ended December 31, 2010, 2009 and 2008, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $60.0 million, $26.7 million and $118.1 million for the years ended December 31, 2010, 2009 and 2008, respectively.

   We pay Genworth, our ultimate parent, for investment related services. We paid $16.3 million, $18.6 million and $20.5 million to Genworth in 2010, 2009 and 2008, respectively, for investment related services.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, our indirect parent. For the years ended December 31, 2010, 2009 and 2008, we incurred no interest expense under this agreement. We pay interest at the cost of funds of GNA, which was 0.3%, 0.2% and 1.5%, for the years ended December 31, 2010, 2009 and 2008, respectively. GNA owed us $0.5 million as of December 31, 2010 and 2009, which was included in other assets in the consolidated balance sheets. During 2010 and 2009, there were no borrowings under this agreement. During 2008, we borrowed and then repaid $271.8 million to GNA and as of December 31, 2008, there were no amounts outstanding under this agreement.

   Additionally, we sell investment securities to affiliates in the normal course of business. The sale of securities to affiliates are recorded at fair value with gains recorded in additional paid-in capital as a deemed capital contribution and losses recorded in retained earnings as a deemed dividend. For the year ended December 31, 2010, we recorded $1.6 million in additional paid-in capital related to gains associated with the sale of securities to affiliates. For the years ended December 31, 2009 and 2008, we recorded $10.2 million and $4.9 million, respectively, in retained earnings related to losses associated with the sale of securities to affiliates.

(14) FAIR VALUE OF FINANCIAL INSTRUMENTS

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents,

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

investment securities, separate accounts, securities held as collateral and derivative financial instruments. Other financial assets and liabilities--those not carried at fair value--are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates.

   Restricted commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates.

   Other invested assets. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument. Primarily represents short-term investments and limited partnerships accounted for under the cost method.

   Non-recourse funding obligations. Based on the then current coupon, revalued based on the LIBOR set and current spread assumption based on commercially available data. The model is a floating rate coupon model using the spread assumption to derive the valuation.

   Borrowings related to securitization entity. Based on market quotes or comparable market transactions.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products.

   The following represents the fair value of financial assets and liabilities that are not required to be carried at fair value as of December 31:

                                                                    2010                             2009
                                                      -------------------------------- --------------------------------
                                                       NOTIONAL    CARRYING             NOTIONAL    CARRYING
(AMOUNTS IN MILLIONS)                                   AMOUNT      AMOUNT  FAIR VALUE   AMOUNT      AMOUNT  FAIR VALUE
---------------------                                 --------     -------- ---------- --------     -------- ----------
Assets:
   Commercial mortgage loans.........................  $    /(1)/  $2,109.3  $2,122.2   $    /(1)/  $2,363.3  $2,291.8
   Restricted commercial mortgage loans/(2)/.........        /(1)/    111.8     126.9         /(1)/       --        --
   Other invested assets.............................        /(1)/     66.5      73.2         /(1)/  1,298.6   1,305.1
Liabilities:
   Non-recourse funding obligations/(3) /............        /(1)/  3,537.0   2,230.6         /(1)/  3,543.0   1,720.8
   Borrowings related to securitization entity/(2) /.        /(1)/    114.3     114.3         /(1)/       --        --
   Investment contracts..............................        /(1)/  5,654.6   6,058.8         /(1)/  6,598.5   6,885.3
Other firm commitments:
   Commitments to fund limited partnerships..........   36.4             --        --    63.0             --        --

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

--------
/(1)/These financial instruments do not have notional amounts.
/(2)/See note 15 for additional information related to a consolidated securitization entity.
/(3)/See note 10 for additional information related to borrowings.

   Recurring Fair Value Measurements

   We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value. Below is a description of the valuation techniques and inputs used to determine fair value by class of instrument.

   Fixed maturity, equity and trading securities

   The valuations of fixed maturity, equity and trading securities are determined using a market approach, income approach or a combination of the market and income approach depending on the type of instrument and availability of information.

   We utilize certain third-party data providers when determining fair value. We consider information obtained from third-party pricing services as well as third-party broker provided prices, or broker quotes, in our determination of fair value. Additionally, we utilize internal models to determine the valuation of securities using an income approach where the inputs are based on third-party provided market inputs. While we consider the valuations provided by third-party pricing services and broker quotes, management determines the fair value of our investment securities after considering all relevant and available information. We also obtain an understanding of the valuation methodologies and procedures used by third-party data providers to ensure sufficient understanding to evaluate the valuation data received and determine the appropriate fair value.

   In general, we first obtain valuations from pricing services. If a price is not supplied by a pricing service, we will typically seek a broker quote. For certain private fixed maturity securities where we do not obtain valuations from pricing services, we utilize an internal model to determine fair value since transactions for identical securities are not readily observable and these securities are not typically valued by pricing services. For all securities, excluding certain private fixed maturity securities, if neither a pricing service nor broker quote valuation is available, we determine fair value using internal models.

   For pricing services, we obtain an understanding of the pricing methodologies and procedures for each type of instrument. In general, a pricing service does not provide a price for a security if sufficient information is not readily available to determine fair value or if such security is not in the specific sector or class covered by a particular pricing service. Given our understanding of the pricing methodologies and procedures of pricing services, the securities valued by pricing services are typically classified as Level 2 unless we determine the valuation process for a security or group of securities utilizes significant unobservable inputs.

   For private fixed maturity securities, we utilize an internal model to determine fair value and utilize public bond spreads by sector, rating and maturity to develop the market rate that would be utilized for a similar public bond. We then add an additional premium to the public bond spread to adjust for the liquidity and other features of our private placements. We utilize the estimated market yield to discount the expected cash flows of the security to determine fair value. We assign each security an internal rating to determine the appropriate public bond spread that should be utilized in the valuation. While we generally consider the public bond spreads by sector and maturity to be observable inputs, we evaluate the similarities of our private placement with the public bonds to determine whether the spreads utilized would be considered observable inputs for the private placement

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

being valued. To determine the significance of unobservable inputs, we calculate the impact on the valuation from the unobservable input and will classify a security as Level 3 when the impact on the valuation exceeds 10%.

   For broker quotes, we discuss the valuation methodology utilized by the third party but cannot typically obtain sufficient evidence to determine the valuation does not include significant unobservable inputs. Accordingly, we typically classify the securities where fair value is based on our consideration of broker quotes as Level 3 measurements.

   For remaining securities priced using internal models, we maximize the use of observable inputs but typically utilize significant unobservable inputs to determine fair value. Accordingly, the valuations are typically classified as Level 3.

   The following table summarizes the primary sources considered when determining fair value of each class of fixed maturity securities as of December 31, 2010:

(AMOUNTS IN MILLIONS)                                                  TOTAL   LEVEL 1 LEVEL 2  LEVEL 3
---------------------                                                 -------- ------- -------- -------
U.S. government, agencies and government-sponsored enterprises:
   Pricing services.................................................. $1,158.6   $--   $1,158.6 $   --
   Internal models...................................................      1.1    --         --    1.1
                                                                      --------   ---   -------- ------
       Total U.S. government, agencies and government-sponsored
         enterprises.................................................  1,159.7    --    1,158.6    1.1
                                                                      --------   ---   -------- ------
Government--non-U.S.:
   Pricing services..................................................    134.2    --      134.2     --
                                                                      --------   ---   -------- ------
       Total government--non-U.S.....................................    134.2    --      134.2     --
                                                                      --------   ---   -------- ------
U.S. corporate:
   Pricing services..................................................  5,174.8    --    5,174.8     --
   Broker quotes.....................................................     82.5    --         --   82.5
   Internal models...................................................  1,119.1    --      894.9  224.2
                                                                      --------   ---   -------- ------
       Total U.S. corporate..........................................  6,376.4    --    6,069.7  306.7
                                                                      --------   ---   -------- ------
Corporate--non-U.S.:
   Pricing services..................................................  1,336.9    --    1,336.9     --
   Broker quotes.....................................................     43.9    --         --   43.9
   Internal models...................................................    615.8    --      556.9   58.9
                                                                      --------   ---   -------- ------
       Total corporate--non-U.S......................................  1,996.6    --    1,893.8  102.8
                                                                      --------   ---   -------- ------
Residential mortgage-backed:
   Pricing services..................................................  1,340.6    --    1,340.6     --
   Broker quotes.....................................................     33.9    --         --   33.9
   Internal models...................................................      6.4    --         --    6.4
                                                                      --------   ---   -------- ------
       Total residential mortgage-backed.............................  1,380.9    --    1,340.6   40.3
                                                                      --------   ---   -------- ------
Commercial mortgage-backed:
   Pricing services..................................................    887.0    --      887.0     --
   Broker quotes.....................................................     11.4    --         --   11.4
   Internal models...................................................      8.5    --         --    8.5
                                                                      --------   ---   -------- ------
       Total commercial mortgage-backed..............................    906.9    --      887.0   19.9
                                                                      --------   ---   -------- ------

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

(AMOUNTS IN MILLIONS)                         TOTAL   LEVEL 1  LEVEL 2  LEVEL 3
---------------------                       --------- ------- --------- -------
Other asset-backed:
   Pricing services........................   1,587.2    --     1,529.7   57.5
   Broker quotes...........................      76.8    --          --   76.8
   Internal models.........................       4.2    --         4.2     --
                                            ---------   ---   --------- ------
       Total other asset-backed............   1,668.2    --     1,533.9  134.3
                                            ---------   ---   --------- ------
       Total fixed maturity securities..... $13,622.9   $--   $13,017.8 $605.1
                                            =========   ===   ========= ======

   The following table summarizes the primary sources considered when determining fair value of equity securities as of December 31, 2010:

           (AMOUNTS IN MILLIONS)       TOTAL LEVEL 1 LEVEL 2 LEVEL 3
           ---------------------       ----- ------- ------- -------
           Pricing services........... $20.4  $19.6   $0.8    $  --
           Broker quotes..............   3.9     --     --      3.9
           Internal models............  46.5     --     --     46.5
                                       -----  -----   ----    -----
              Total equity securities. $70.8  $19.6   $0.8    $50.4
                                       =====  =====   ====    =====

   The following table summarizes the primary sources considered when determining fair value of trading securities as of December 31, 2010:

          (AMOUNTS IN MILLIONS)        TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
          ---------------------        ------ ------- ------- -------
          Pricing services............ $233.6   $--   $233.6   $  --
          Broker quotes...............   40.5    --       --    40.5
                                       ------   ---   ------   -----
             Total trading securities. $274.1   $--   $233.6   $40.5
                                       ======   ===   ======   =====

   Securities lending and derivative counterparty collateral

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. We determine fair value after considering prices obtained by third-party pricing services.

   Separate account assets

   The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

   Derivatives

   In determining the fair value of derivatives, we consider the counterparty collateral arrangements and rights of set-off when determining whether any incremental adjustment should be made for both the counterparty's and our non-performance risk. As a result of these counterparty arrangements, we determined no adjustment for our non-performance risk was required to our derivative liabilities.

   Interest rate swaps. The valuation of interest rate swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve, which is generally considered an observable

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

input, and results in the derivative being classified as Level 2. For certain swaps, there are features that provide an option to the counterparty to terminate the swap at specified dates and would be considered a significant unobservable input and results in the fair value measurement of the derivative being classified as Level 3.

   Credit default swaps. We have single name credit default swaps. We utilize an income approach to determine fair value based on using current market information for the credit spreads of the reference entity, which is considered observable inputs based on the reference entities of our derivatives and results in these derivatives being classified as Level 2.

   Equity index options. We have equity index options associated with various equity indices. The valuation of equity index options is determined using an income approach. The primary inputs into the valuation represent equity index volatility and time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3.

   Equity return swaps. The valuation of equity return swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and underlying equity index values, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   Limited guarantee. The valuation of the limited guarantee is determined using an income approach. The primary inputs into the valuation represent policyholder behavior, such as lapses and mortality, and future interest rates to project future results to determine the scenarios when the limited guarantee payments, if any, would be required using probability weighted scenarios. As a result of the significant unobservable inputs associated with the assumptions used to project future results, the limited guarantee is classified as Level 3.

   GMWB embedded derivatives

   We are required to bifurcate an embedded derivative for certain features associated with annuity products and related reinsurance agreements where we provide a GMWB to the policyholder and are required to record the GMWB embedded derivative at fair value. The valuation of our GMWB embedded derivative is based on an income approach that incorporates inputs such as forward interest rates, equity index volatility, equity index and fund correlation, and policyholder assumptions such as utilization, lapse and mortality. In addition to these inputs, we also consider risk and expense margins when determining the projected cash flows that would be determined by another market participant. While the risk and expense margins are considered in determining fair value, these inputs do not have a significant impact on the valuation.

   For GMWB liabilities, non-performance risk is integrated into the discount rate. Prior to the third quarter of 2010, the discount rate was based on the swap curve, which incorporated the non-performance risk of our GMWB liabilities. Beginning in 2009, the swap curve dropped below the U.S. Treasury curve at certain points on the longer end of the curve, and in 2010, the points below the U.S. Treasury curve expanded to several points beyond 10 years. For these points on the curve, we utilized the U.S. Treasury curve as our discount rate through the second quarter of 2010. Beginning in the third quarter of 2010, we revised our discount rate to reflect market credit spreads that represent an adjustment for the non-performance risk of the GMWB liabilities. The credit spreads included in our discount rate range from 60 to 80 basis points over the most relevant points on the U.S. Treasury curve. As of December 31, 2010, the impact of non-performance risk resulted in a lower fair value of our GMWB liabilities of $38.8 million. As of December 31, 2009, the impact of non-performance risk on our GMWB valuation was not material.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   To determine the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. We believe that a hypothetical exit market participant would use a similar discount rate as described above to value the liabilities.

   For equity index volatility, we determine the projected equity market volatility using both historical volatility and projected near-term equity market volatility with more significance being placed on projected and recent historical data.

   Equity index and fund correlations are determined based on historical price observations for the fund and equity index.

   For policyholder assumptions, we use our expected lapse, mortality and utilization assumptions and update these assumptions for our actual experience, as necessary. For our lapse assumption, we adjust our base lapse assumption by policy based on a combination of the policyholder's current account value and GMWB benefit.

   We classify the GMWB valuation as Level 3 based on having significant unobservable inputs. We evaluate the inputs and methodologies used to determine fair value based on how we expect a market participant would determine exit value. As stated above, there is no exit market or market participants for the GMWB embedded derivatives. Accordingly, we evaluate our inputs and resulting fair value based on a hypothetical exit market and hypothetical market participants. A hypothetical exit market could be viewed as a transaction that would closely resemble reinsurance. While reinsurance transactions for this type of product are not an observable input, we consider this type of hypothetical exit market, as appropriate, when evaluating our inputs and determining that our inputs are consistent with that of a hypothetical market participant.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following tables set forth our assets and liabilities that were measured at fair value on a recurring basis as of December 31:

                                                                             2010
                                                            -------------------------------------
(AMOUNTS IN MILLIONS)                                         TOTAL     LEVEL 1   LEVEL 2  LEVEL 3
---------------------                                       ---------  --------- --------- -------
Assets
   Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-
            sponsored enterprises.......................... $ 1,159.7  $      -- $ 1,158.6 $  1.1
          Government--non-U.S..............................     134.2         --     134.2     --
          U.S. corporate...................................   6,376.4         --   6,069.7  306.7
          Corporate--non-U.S...............................   1,996.6         --   1,893.8  102.8
          Residential mortgage-backed......................   1,380.9         --   1,340.6   40.3
          Commercial mortgage-backed.......................     906.9         --     887.0   19.9
          Other asset-backed...............................   1,668.2         --   1,533.9  134.3
                                                            ---------  --------- --------- ------
          Total fixed maturity securities..................  13,622.9         --  13,017.8  605.1
                                                            ---------  --------- --------- ------
       Equity securities...................................      70.8       19.6       0.8   50.4
                                                            ---------  --------- --------- ------
       Other invested assets:
          Trading securities...............................     274.1         --     233.6   40.5
          Derivative assets:...............................                   --
              Interest rate swaps..........................      67.6         --      63.0    4.6
              Credit default swaps.........................       0.9         --       0.9     --
              Equity index options.........................      30.9         --        --   30.9
              Limited guarantee............................      23.0         --        --   23.0
                                                            ---------  --------- --------- ------
              Total derivative assets......................     122.4         --      63.9   58.5
                                                            ---------  --------- --------- ------
          Securities lending collateral....................     119.2         --     119.2     --
          Derivatives counterparty collateral..............       7.4         --       7.4     --
                                                            ---------  --------- --------- ------
          Total other invested assets......................     523.1         --     424.1   99.0
                                                            ---------  --------- --------- ------
   Reinsurance recoverable/(1) /...........................      (4.1)        --        --   (4.1)
   Separate account assets.................................  10,659.2   10,659.2        --     --
                                                            ---------  --------- --------- ------
          Total assets..................................... $24,871.9  $10,678.8 $13,442.7 $750.4
                                                            =========  ========= ========= ======
Liabilities
   Policyholder account balances/(2) /..................... $   107.8  $      -- $      -- $107.8
   Derivative liabilities:
       Interest rate swaps.................................      17.3         --      17.3     --
       Equity index options................................       2.6         --        --    2.6
       Equity return swaps.................................       3.1         --       3.1     --
                                                            ---------  --------- --------- ------
       Total derivative liabilities........................      23.0         --      20.4    2.6
                                                            ---------  --------- --------- ------
          Total liabilities................................ $   130.8  $      -- $    20.4 $110.4
                                                            =========  ========= ========= ======

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(2)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


                                                                       2009
                                                      --------------------------------------
(AMOUNTS IN MILLIONS)                                   TOTAL     LEVEL 1  LEVEL 2   LEVEL 3
---------------------                                 ---------  --------- -------- --------
Assets
   Investments:
       Fixed maturity securities:
          U.S. government, agencies and
            government-sponsored enterprises......... $   654.5  $      -- $  644.3 $   10.2
          Government--non-U.S........................     154.6         --    154.6       --
          U.S. corporate.............................   5,473.9         --  5,164.8    309.1
          Corporate--non-U.S.........................   1,525.2         --  1,336.6    188.6
          Residential mortgage-backed................   1,157.4         --    507.8    649.6
          Commercial mortgage-backed.................     786.7         --     10.8    775.9
          Other asset-backed.........................   1,496.5         --    679.9    816.6
                                                      ---------  --------- -------- --------
          Total fixed maturity securities............  11,248.8         --  8,498.8  2,750.0
                                                      ---------  --------- -------- --------
       Equity securities.............................     101.3       31.4     64.8      5.1
                                                      ---------  --------- -------- --------
       Other invested assets:
          Trading securities.........................      33.5         --     12.0     21.5
          Restricted other invested assets...........     297.6         --    271.1     26.5
          Derivative assets:.........................
              Interest rate swaps....................     134.0         --    131.6      2.4
              Credit default swaps...................       0.7         --      0.7       --
              Equity index options...................      32.2         --       --     32.2
              Limited guarantee......................      29.9         --       --     29.9
                                                      ---------  --------- -------- --------
              Total derivative assets................     196.8         --    132.3     64.5
                                                      ---------  --------- -------- --------
          Securities lending collateral..............     175.8         --    175.8       --
          Derivatives counterparty collateral........      13.6         --     13.6       --
                                                      ---------  --------- -------- --------
          Total other invested assets................     717.3         --    604.8    112.5
                                                      ---------  --------- -------- --------
   Reinsurance recoverable/(1) /.....................      (3.7)        --       --     (3.7)
   Separate account assets...........................  10,086.3   10,086.3       --       --
                                                      ---------  --------- -------- --------
          Total assets............................... $22,150.0  $10,117.7 $9,168.4 $2,863.9
                                                      =========  ========= ======== ========
Liabilities
   Policyholder account balances/(2) /............... $   156.6  $      -- $     -- $  156.6
   Derivative liabilities:
       Interest rate swaps...........................      39.0         --     38.1      0.9
       Equity index options..........................       2.4         --       --      2.4
                                                      ---------  --------- -------- --------
       Total derivative liabilities..................      41.4         --     38.1      3.3
                                                      ---------  --------- -------- --------
          Total liabilities.......................... $   198.0  $      -- $   38.1 $  159.9
                                                      =========  ========= ======== ========

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(2)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

are reported as transfers in and out of Level 3, or between other levels, at the beginning fair value for the reporting period in which the changes occur.

   The following table presents additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                                                                                               TOTAL GAINS
                                           TOTAL REALIZED AND                                                    (LOSSES)
                                            UNREALIZED GAINS    PURCHASES,                                     INCLUDED IN
                               BEGINNING        (LOSSES)          SALES                              ENDING     NET INCOME
                                BALANCE   -------------------   ISSUANCES                           BALANCE       (LOSS)
                                 AS OF    INCLUDED IN              AND                  TRANSFER     AS OF     ATTRIBUTABLE
                               JANUARY 1, NET INCOME  INCLUDED SETTLEMENTS,  TRANSFER    OUT OF   DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)             2010      (LOSS)     IN OCI      NET      IN LEVEL 3  LEVEL 3       2010      STILL HELD
---------------------          ---------- ----------- -------- ------------ ---------- ---------  ------------ ------------
Fixed maturity securities:
   U.S. government,
     agencies and
     government-sponsored
     enterprises..............  $   10.2    $   --     $  --     $    --      $   --   $    (9.1)    $  1.1       $   --
   U.S. corporate/(1)/........     309.1       1.2       4.1        20.4       137.5      (165.6)     306.7          1.2
   Corporate--non-U.S./(1)/...     188.6      (0.7)      2.7       (32.2)       59.4      (115.0)     102.8         (6.2)
   Residential mortgage-
     backed/(2)/..............     649.6        --       2.0         2.2         4.4      (617.9)      40.3           --
   Commercial mortgage-
     backed/(2)/..............     775.9      (7.4)     27.3       (82.8)      118.3      (811.4)      19.9         (0.1)
   Other asset-backed/(2)/....     816.6       5.0       9.7      (386.0)       64.2      (375.2)     134.3           --
                                --------    ------     -----     -------      ------   ---------     ------       ------
   Total fixed maturity
     securities...............   2,750.0      (1.9)     45.8      (478.4)      383.8    (2,094.2)     605.1         (5.1)
                                --------    ------     -----     -------      ------   ---------     ------       ------
Equity securities.............       5.1        --      (1.2)       (5.6)       52.1          --       50.4           --
                                --------    ------     -----     -------      ------   ---------     ------       ------
Other invested assets:
   Trading securities.........      21.5      (3.1)       --       (25.8)      135.0       (87.1)      40.5         (3.2)
   Restricted other invested
     assets...................      26.5        --        --       (26.5)         --          --         --           --
   Derivative assets:
       Interest rate
         swaps................       2.4       2.2        --          --          --          --        4.6          2.2
       Equity index
         options..............      32.2     (66.4)       --        65.1          --          --       30.9        (66.4)
       Limited
         guarantee............      29.9      (6.9)       --          --          --          --       23.0         (6.9)
                                --------    ------     -----     -------      ------   ---------     ------       ------
       Total derivative
         assets...............      64.5     (71.1)       --        65.1          --          --       58.5        (71.1)
                                --------    ------     -----     -------      ------   ---------     ------       ------
   Total other invested
     assets...................     112.5     (74.2)       --        12.8       135.0       (87.1)      99.0        (74.3)
                                --------    ------     -----     -------      ------   ---------     ------       ------
Reinsurance recoverable/(3)/..      (3.7)     (2.6)       --         2.2          --          --       (4.1)        (2.6)
                                --------    ------     -----     -------      ------   ---------     ------       ------
Total Level 3 assets..........  $2,863.9    $(78.7)    $44.6     $(469.0)     $570.9   $(2,181.3)    $750.4       $(82.0)
                                ========    ======     =====     =======      ======   =========     ======       ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

--------
/(1)/The transfers in and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate--non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.
/(2)/The transfer out of Level 3 was primarily related to residential and commercial mortgage-backed and other asset-backed securities and resulted from a change in the observability of inputs used to determine fair value.
/(3)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

   Our assessment of whether or not there were significant unobservable inputs was based on our observations of the mortgage-backed and asset-based securities markets obtained through the course of managing our investment portfolio, including interaction with other market participants, observations related to the availability and consistency of pricing, and understanding of general market activity such as new issuance and the level of secondary market trading for a class of securities. Additionally, we considered data obtained from third-party pricing sources to determine whether our estimated values incorporate significant unobservable inputs that would result in the valuation being classified as Level 3.

   While we observed some increased trading activity for certain mortgage-backed and asset-backed securities during 2009, primarily as a result of government programs, we did not observe a broad-based improvement in market conditions to result in the classification of several mortgage-backed and asset-backed securities as Level 2. During 2010, primary market issuance and secondary market activity for commercial and non-agency residential mortgage-backed and other asset-backed securities increased the market observable inputs used to establish fair values for similar securities. These factors, along with more consistent pricing from third-party sources, resulted in our conclusion that there is sufficient trading activity in similar instruments to support classifying certain mortgage-backed and asset-backed securities as Level 2 as of December 31, 2010. Accordingly, our assessment resulted in a transfer out of Level 3 of $617.9 million, $ 811.4 million and $375.2 million, respectively, during the year ended December 31, 2010 related to residential mortgage-backed, commercial mortgage-backed and other asset-backed securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table presents additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                                                                                                  TOTAL GAINS
                                              TOTAL REALIZED AND                                                    (LOSSES)
                                               UNREALIZED GAINS    PURCHASES,                                     INCLUDED IN
                                  BEGINNING        (LOSSES)          SALES                              ENDING     NET INCOME
              -                    BALANCE   -------------------   ISSUANCES                           BALANCE       (LOSS)
                                    AS OF    INCLUDED IN              AND                  TRANSFER     AS OF     ATTRIBUTABLE
                                  JANUARY 1, NET INCOME  INCLUDED SETTLEMENTS,  TRANSFER    OUT OF   DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)                2009      (LOSS)     IN OCI      NET      IN LEVEL 3  LEVEL 3       2009      STILL HELD
---------------------             ---------- ----------- -------- ------------ ---------- ---------  ------------ ------------
Fixed maturity securities:
   U.S. government, agencies
     and government-
     sponsored enterprises.......  $    7.0    $    --    $ (0.2)   $   3.4      $   --   $      --    $   10.2      $   --
   Government--non-U.S...........      18.4         --        --         --          --       (18.4)         --          --
   U.S. corporate................   1,037.0       26.4      92.6     (315.9)       66.9      (597.9)      309.1         1.2
   Corporate--non-U.S............     441.5       (9.4)     55.0      (63.2)      103.8      (339.1)      188.6          --
       Residential mortgage-
         backed..................     830.7       23.6       3.3     (206.3)        2.9        (4.6)      649.6        20.1
       Commercial
         mortgage-backed.........     816.8       (1.4)     94.6      (47.3)       29.0      (115.8)      775.9        (1.5)
   Other asset-backed............     754.2        1.4     171.7     (269.1)      203.3       (44.9)      816.6         4.1
                                   --------    -------    ------    -------      ------   ---------    --------      ------
   Total fixed maturity
     securities..................   3,905.6       40.6     417.0     (898.4)      405.9    (1,120.7)    2,750.0        23.9
                                   --------    -------    ------    -------      ------   ---------    --------      ------
Equity securities................      54.9       (0.1)      1.9       (0.5)         --       (51.1)        5.1        (0.2)
                                   --------    -------    ------    -------      ------   ---------    --------      ------
Other invested assets:
   Trading securities............      38.5        0.9        --      (21.6)        3.7          --        21.5         0.4
   Restricted other
     invested assets.............     171.8       (0.4)     14.2      (52.6)         --      (106.5)       26.5          --
   Derivative assets.............     110.3     (104.5)       --       36.8        21.9          --        64.5       (96.6)
                                   --------    -------    ------    -------      ------   ---------    --------      ------
   Total other invested
     assets......................     320.6     (104.0)     14.2      (37.4)       25.6      (106.5)      112.5       (96.2)
                                   --------    -------    ------    -------      ------   ---------    --------      ------
Reinsurance recoverable/(1) /....      14.9      (19.3)       --        0.7          --          --        (3.7)      (19.3)
                                   --------    -------    ------    -------      ------   ---------    --------      ------
Total Level 3 assets.............  $4,296.0    $ (82.8)   $433.1    $(935.6)     $431.5   $(1,278.3)   $2,863.9      $(91.8)
                                   ========    =======    ======    =======      ======   =========    ========      ======

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of and for the dates indicated:

                                                                                                          TOTAL (GAINS)
                                       TOTAL REALIZED AND                                                     LOSSES
                                       UNREALIZED (GAINS)    PURCHASES,                                    INCLUDED IN
                           BEGINNING         LOSSES            SALES                            ENDING     NET (INCOME)
                            BALANCE   ---------------------  ISSUANCES                         BALANCE         LOSS
                             AS OF    INCLUDED IN               AND                 TRANSFER    AS OF      ATTRIBUTABLE
                           JANUARY 1, NET (INCOME) INCLUDED SETTLEMENTS,  TRANSFER   OUT OF  DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)         2010        LOSS      IN OCI      NET      IN LEVEL 3 LEVEL 3      2010       STILL HELD
---------------------      ---------- ------------ -------- ------------ ---------- -------- ------------ --------------
Policyholder account
  balances/(1) /..........   $156.6      $(80.4)     $--       $31.6        $--       $--       $107.8        $(77.7)
Derivative liabilities:
   Interest rate swaps....      0.9        (0.9)      --          --         --        --           --          (0.9)
   Equity index
     options..............      2.4         2.7       --        (2.5)        --        --          2.6           2.7
                             ------      ------      ---       -----        ---       ---       ------        ------
   Total derivative
     liabilities..........      3.3         1.8       --        (2.5)        --        --          2.6           1.8
                             ------      ------      ---       -----        ---       ---       ------        ------
Total Level 3 liabilities.   $159.9      $(78.6)     $--       $29.1        $--       $--       $110.4        $(75.9)
                             ======      ======      ===       =====        ===       ===       ======        ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

                                                                                                          TOTAL (GAINS)
                                       TOTAL REALIZED AND                                                     LOSSES
                                       UNREALIZED (GAINS)    PURCHASES,                                    INCLUDED IN
                           BEGINNING         LOSSES            SALES                            ENDING     NET (INCOME)
                            BALANCE   ---------------------  ISSUANCES                         BALANCE         LOSS
                             AS OF    INCLUDED IN               AND                 TRANSFER    AS OF      ATTRIBUTABLE
                           JANUARY 1, NET (INCOME) INCLUDED SETTLEMENTS,  TRANSFER   OUT OF  DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)         2009        LOSS      IN OCI      NET      IN LEVEL 3 LEVEL 3      2009       STILL HELD
---------------------      ---------- ------------ -------- ------------ ---------- -------- ------------ --------------
Policyholder account
  balances/(1)/...........   $784.8     $(654.8)     $--       $26.6        $--       $--       $156.6       $(640.7)
Other liabilities/(2)/....       --         4.3       --        (1.0)        --        --          3.3           4.3
                             ------     -------      ---       -----        ---       ---       ------       -------
Total Level 3 liabilities.   $784.8     $(650.5)     $--       $25.6        $--       $--       $159.9       $(636.4)
                             ======     =======      ===       =====        ===       ===       ======       =======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
/(2)/Represents derivative liabilities.

   Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net investment gains (losses) within the consolidated statements of income or OCI within stockholder's equity based on the appropriate accounting treatment for the instrument.

   Purchases, sales, issuances and settlements, net, represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases and sales of fixed maturity, equity and trading securities and purchases and settlements of derivative instruments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   Purchases, sales, issuances and settlements, net, presented for policyholder account balances represents the issuances and settlements of embedded derivatives associated with our GMWB liabilities where: issuances are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance; and settlements are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the tables presented above.

   The amount presented for unrealized gains (losses) for assets and liabilities still held as of the reporting date primarily represents impairments for available-for-sale securities, changes in fair value of trading securities and certain derivatives and changes in fair value of embedded derivatives associated with our GMWB liabilities that existed as of the reporting date, which were recorded in net investment gains (losses) and accretion on certain fixed maturity securities which was recorded in net investment income.

(15) VARIABLE INTEREST AND SECURITIZATION ENTITIES

   VIEs are generally entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. We evaluate VIEs to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and who directs the activities of the entity that most significantly impact the economic results of the VIE. Our primary involvement related to VIEs includes asset securitization transactions.

   (a) Asset Securitizations

   We have used former affiliates and third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with term securitization entities, as well as transactions with conduits that are sponsored by third parties.

   The following table summarizes the total securitized assets as of December 31:

(AMOUNTS IN MILLIONS)                                                 2010   2009
---------------------                                                ------ ------
Receivables secured by:
   Commercial mortgage loans........................................ $   -- $ 83.6
   Fixed maturity securities........................................     --   53.3
   Other assets.....................................................   66.7   71.2
                                                                     ------ ------
       Total securitized assets not required to be consolidated.....   66.7  208.1
                                                                     ------ ------
       Total securitized assets required to be consolidated.........  113.4     --
                                                                     ------ ------
       Total securitized assets..................................... $180.1 $208.1
                                                                     ====== ======

   Financial support for certain securitization entities was provided under credit support agreements that remain in place throughout the life of the related entities. As of December 31, 2009, Genworth provided limited

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

recourse for a maximum of $117.4 million of credit losses. Assets with credit support were funded by demand notes that were further enhanced with support provided by a third party. During 2010, one of the securitization entities that was covered under a credit support agreement was terminated upon final payments made by the structure. Therefore, as of December 31, 2010, Genworth provided limited recourse for a maximum of $40.2 million of credit losses related to the commercial mortgage loan entity that was required to be consolidated with assets of $114.7 million as of December 31, 2010. There were no amounts recorded for these limited recourse liabilities as of December 31, 2010 and 2009. In 2010, no amounts were paid associated with these arrangements. In 2009, Genworth paid $0.9 million associated with these arrangements.

   (b) Securitization Entities Not Required To Be Consolidated

   We are involved in certain securitization entities where we are not required to consolidate the securitization entity.

   Asset securitizations. We transferred assets to securitization entities that would be considered VIEs but we were not required to consolidate the securitization entities. These securitization entities were designed to have significant limitations on the types of assets owned and the types and extent of permitted activities and decision making rights. We evaluated our involvement in the entities' design and our decision making ability regarding the assets held by the securitization entity and determined we would generally not be the party with power to direct the activities that significantly impact the economic performance of the entity.

   Amounts recognized in our consolidated financial statements related to our involvement with entities used to facilitate asset securitization transactions where the securitization entity was not required to be consolidated as of December 31:

                                              2010       2009
                                           ---------- ----------
                                                FAIR       FAIR
               (AMOUNTS IN MILLIONS)       COST VALUE COST VALUE
               ---------------------       ---- ----- ---- -----
               Retained interests--assets. $--   $--  $2.0 $5.5
                                           ---   ---  ---- ----
                  Total................... $--   $--  $2.0 $5.5
                                           ===   ===  ==== ====

   The decrease in the amounts presented above were primarily a result of having to consolidate certain securitization entities as discussed above.

   In certain securitization transactions, we retained an interest in transferred assets. Those interests take various forms and may be subject to credit, prepayment and interest rate risks. When we securitized receivables, we determined the fair value based on discounted cash flow models that incorporate, among other things, assumptions including credit losses, prepayment speeds and discount rates. These assumptions were based on our experience, market trends and anticipated performance related to the particular assets securitized. Our retained interests are reflected as fixed maturity securities available-for-sale.

   Following a securitization transaction, we retained the responsibility for servicing the receivables, and as such, were entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There were no servicing assets nor liabilities recorded as the benefits of servicing the assets were adequate to compensate an independent servicer for its servicing responsibilities.

   There has been no new asset securitization activity in 2010 or 2009.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   (c) Securitization Entity Required To Be Consolidated

   As a result of adopting new accounting guidance for VIE consolidation on January 1, 2010, we were required to consolidate one asset securitization entity. Our involvement with this securitization entity is described in more detail below. Prior to being required to consolidate this entity, our interest in this entity was recorded in our consolidated financial statements as available-for-sale fixed maturity securities.

   Asset securitizations. We were required to consolidate one securitization entity as a result of our involvement in the entity's design and having certain decision making ability regarding the assets held by the securitization entity. The securitization entity was designed to have significant limitations on the types of assets owned and the types and extent of permitted activities and decision making rights. The securitization entity that was required to be consolidated is backed by commercial mortgage loans.

   Our economic interest in this commercial mortgage loan securitization entity represents the excess interest received on the loans compared to the interest paid on the entity's debt obligation, which is held by a third-party. We own the majority of the rights to receive the excess interest with another Genworth subsidiary owning the remaining portion. Additionally, Genworth provides limited recourse for a maximum of $40.2 million credit losses. We also act as the servicer for the underlying mortgage loans and have the ability to direct certain activities in accordance with the agreements related to the securitization entity.

   The following table shows the activity presented in our consolidated statement of income related to the consolidated securitization entity for the year ended December 31:

                   (AMOUNTS IN MILLIONS)                2010
                   ---------------------               -----
                   Revenues:
                   Net investment income.............. $10.1
                   Net investment gains (losses)......  (0.3)
                                                       -----
                      Total revenues..................   9.8
                                                       -----
                   Expenses:
                   Interest expense...................   7.5
                   Acquisition and operating expenses.   0.9
                                                       -----
                      Total expenses..................   8.4
                                                       -----
                   Loss before income taxes...........   1.4
                   Provision for income taxes.........   0.5
                                                       -----
                   Net income......................... $ 0.9
                                                       =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following table shows the assets and liabilities that were recorded for the consolidated securitization entity as of the date indicated:

       (AMOUNTS IN MILLIONS)                            DECEMBER 31, 2010
       ---------------------                            -----------------
       Assets
          Investments:
              Restricted commercial mortgage loans.....      $111.8
              Restricted other invested assets.........         1.6
                                                             ------
                 Total investments.....................       113.4
          Cash and cash equivalents....................         0.5
          Accrued investment income....................         0.7
          Investment receivable........................         0.1
                                                             ------
              Total assets.............................      $114.7
                                                             ======
       Liabilities
          Other liabilities............................      $  0.7
          Borrowings related to securitization entity..       114.3
                                                             ------
              Total liabilities........................      $115.0
                                                             ======

   The assets and other instruments held by the securitization entity are restricted and can only be used to fulfill the obligations of the securitization entity.

   (d) Borrowings Related To Consolidated Securitization Entity

   Our consolidated securitization entity has a 6.0175% senior note maturing in 2023 with an aggregate principal amount of $114.3 million. As of December 31, 2010, the carrying value of this note was $114.3 million. This borrowing is required to be paid down as principal is collected on the restricted investments held by the securitization entity and accordingly the repayment of this borrowing follows the maturity or prepayment, as permitted, of the restricted investments.

(16) RESTRICTIONS ON DIVIDENDS

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia. Any dividends in excess of limits are deemed "extraordinary" and require approval. Based on statutory results as of December 31, 2010, we are able to distribute $178.5 million in dividends in 2011 without obtaining regulatory approval. Based on statutory results as of December 31, 2010, we estimate our insurance subsidiaries could pay dividends of approximately $4.1 million to us in 2011 without obtaining regulatory approval. However, we do not expect our insurance subsidiaries to pay dividends to us in 2011 at this level as they retain capital for growth and to meet capital requirements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   Our life insurance subsidiaries paid dividends of $46.8 million ($20 million of which were deemed "extraordinary") during 2010. The dividends in 2010 included $10.0 million in cash and $36.8 million of securities. No dividends were received from our subsidiaries during 2009.

   In 2010, we declared a non-cash deemed dividend of $29.7 million in connection with the previously uncertain tax benefits related to separation from our former parent that we recognized during the year. There were no common stock dividends declared or paid in 2009 or 2008.

(17) SUPPLEMENTAL STATUTORY FINANCIAL DATA

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed or permitted by such authorities. Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholder's equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. Our insurance subsidiaries have no material permitted accounting practices, except for River Lake Insurance Company V ("River Lake V"), River Lake Insurance Company VI ("River Lake VI"), River Lake Insurance Company VII ("River Lake VII") and River Lake Insurance Company VIII ("River Lake VIII"). River Lake V and River Lake VII were granted permitted accounting practices from the state of Vermont to carry their reserves on a basis similar to U.S. GAAP. River Lake V was dissolved during 2010. River Lake VIII was granted a permitted accounting practice from the state of Vermont to carry its reserves on a basis similar to U.S. GAAP during 2010. River Lake VI was granted a permitted accounting practice from the state of Delaware to record a portion of the undrawn amount of its existing letter of credit and any additional letters of credit as gross paid-in and contributed surplus, thereby including such amounts in its statutory surplus. The amount of the letters of credit recorded as gross paid-in and contributed surplus is equal to the excess of statutory reserves less the economic reserves.

   The tables below include our combined statutory net income (loss) and statutory capital and surplus:

                                                                    YEARS ENDED DECEMBER 31,
                                                                   -------------------------
(AMOUNTS IN MILLIONS)                                                2010     2009     2008
---------------------                                              -------  -------  -------
GLAIC and our life insurance subsidiaries, excluding captive life reinsurance subsidiaries........................................ $  57.8  $ 260.5  $(245.7)
Captive life reinsurance subsidiaries.............................  (131.9)  (154.2)  (330.2)
                                                                   -------  -------  -------
   Combined statutory net income (loss)........................... $ (74.1) $ 106.3  $(575.9)
                                                                   =======  =======  =======

                                                                          AS OF DECEMBER 31,
                                                                          -----------------
(AMOUNTS IN MILLIONS)                                                       2010      2009
---------------------                                                     --------  --------
Combined statutory capital and surplus, excluding captive life insurance subsidiaries........................................................... $1,807.7  $1,983.0

   Statutory net income (loss) from our captive life reinsurance subsidiaries relates to the reinsurance of term and universal life insurance statutory reserves assumed from GLAIC. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties or secured by a third-party letter of credit. Accordingly, the combined statutory net income (loss) and distributable income of GLAIC and our life insurance subsidiaries are not affected by the statutory net income (loss) of the captives, except to the extent dividends are received from the captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

$1,573.5 million and $1,724.9 million as of December 31, 2010 and 2009, respectively. Capital and surplus of our captive life reinsurance subsidiaries, excluding River Lake V, River Lake VI, River Lake VII and River Lake VIII, include surplus notes (non-recourse funding obligations) as further described in note 10.

   On February 24, 2009, GLIC delivered to GLICNY a capital contribution of $150.0 million on behalf of itself and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively. Accordingly, the portion of the contribution attributable to GLAIC was $51.8 million, of which, $51.7 million consisted of securities. On December 30, 2008, GLIC delivered to GLICNY a capital contribution of $31.5 million on behalf of itself and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively. Accordingly, the portion of the contribution attributable to GLAIC was $10.9 million.

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate and equity market risk; and
(iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, management periodically monitors the RBC level of GLAIC and our subsidiaries. As of December 31, 2010 and 2009, GLAIC and each of our life insurance subsidiaries exceeded the minimum required RBC levels.

(18) SEGMENT INFORMATION

   We conduct our operations in two business segments: (1) Protection, which includes term, term universal and universal life insurance and Medicare supplement insurance; and (2) Retirement Income, which principally includes fixed and variable deferred and immediate individual annuities and group variable annuities offered through retirement plans. We also have Corporate and Other activities which include income and expenses not allocated to the segments as well as non-strategic products.

   We use the same accounting policies and procedures to measure segment income
(loss) and assets as we use to measure our consolidated net income (loss) and assets. Segment income represents the basis on which the performance of our business is assessed by management.

   See note 1 for further discussion of our principal product lines within the aforementioned segments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2010:

                                                                       RETIREMENT CORPORATE
(AMOUNTS IN MILLIONS)                                       PROTECTION   INCOME   AND OTHER CONSOLIDATED
---------------------                                       ---------- ---------- --------- ------------
Premiums................................................... $   867.9  $    43.4  $    0.4   $   911.7
Net investment income......................................     426.9      236.0      54.7       717.6
Net investment gains (losses)..............................     (86.4)      15.0     (40.3)     (111.7)
Policy fees and other income...............................     398.8      171.8       0.3       570.9
                                                            ---------  ---------  --------   ---------
   Total revenues..........................................   1,607.2      466.2      15.1     2,088.5
                                                            ---------  ---------  --------   ---------
Benefits and other changes in policy reserves..............     928.0      228.9       0.2     1,157.1
Interest credited..........................................     217.9       59.0      26.5       303.4
Acquisition and operating expenses, net of deferrals.......     177.1       78.8       8.0       263.9
Amortization of deferred acquisition costs and intangibles.     152.8       60.4       3.9       217.1
Interest expense...........................................     101.4         --       7.5       108.9
                                                            ---------  ---------  --------   ---------
   Total benefits and expenses.............................   1,577.2      427.1      46.1     2,050.4
                                                            ---------  ---------  --------   ---------
Income (loss) before income taxes and equity in net income
  (loss) of unconsolidated subsidiary......................      30.0       39.1     (31.0)       38.1
Provision (benefit) for income taxes.......................       4.1       (0.6)    (39.5)      (36.0)
                                                            ---------  ---------  --------   ---------
Income (loss) before equity in net income (loss) of
  unconsolidated subsidiary................................      25.9       39.7       8.5        74.1
Equity in net income (loss) of unconsolidated subsidiary...        --         --      20.0        20.0
                                                            ---------  ---------  --------   ---------
Net income (loss).......................................... $    25.9  $    39.7  $   28.5   $    94.1
                                                            =========  =========  ========   =========

Total assets............................................... $16,246.1  $22,501.3  $2,633.5   $41,380.9
                                                            =========  =========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2009:

                                                                       RETIREMENT CORPORATE
(AMOUNTS IN MILLIONS)                                       PROTECTION   INCOME   AND OTHER CONSOLIDATED
---------------------                                       ---------- ---------- --------- ------------
Premiums................................................... $   933.0  $    49.1  $    0.3   $   982.4
Net investment income......................................     371.7      216.6      56.4       644.7
Net investment gains (losses)..............................    (258.0)      17.7     (75.6)     (315.9)
Policy fees and other income...............................     365.4      160.3      73.5       599.2
                                                            ---------  ---------  --------   ---------
   Total revenues..........................................   1,412.1      443.7      54.6     1,910.4
                                                            ---------  ---------  --------   ---------
Benefits and other changes in policy reserves..............     798.8      233.7       0.2     1,032.7
Interest credited..........................................     222.2       67.2      50.3       339.7
Acquisition and operating expenses, net of deferrals.......     160.9       75.5      10.6       247.0
Amortization of deferred acquisition costs and intangibles.     102.9      134.3       3.8       241.0
Interest expense...........................................      92.5         --      (0.8)       91.7
                                                            ---------  ---------  --------   ---------
   Total benefits and expenses.............................   1,377.3      510.7      64.1     1,952.1
                                                            ---------  ---------  --------   ---------
Income (loss) before income taxes and equity in net income
  (loss) of unconsolidated subsidiary......................      34.8      (67.0)     (9.5)      (41.7)
Provision (benefit) for income taxes.......................       7.6      (35.9)     (7.7)      (36.0)
                                                            ---------  ---------  --------   ---------
Income (loss) before equity in net income (loss) of
  unconsolidated subsidiary................................      27.2      (31.1)     (1.8)       (5.7)
Equity in net income of unconsolidated subsidiary..........        --         --       4.4         4.4
                                                            ---------  ---------  --------   ---------
Net income (loss).......................................... $    27.2  $   (31.1) $    2.6   $    (1.3)
                                                            =========  =========  ========   =========

Total assets............................................... $15,299.1  $22,404.9  $3,481.4   $41,185.4
                                                            =========  =========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   The following is a summary of our segments and Corporate and Other activities as of the year ended December 31, 2008:

                                                                       RETIREMENT CORPORATE
(AMOUNTS IN MILLIONS)                                       PROTECTION   INCOME   AND OTHER CONSOLIDATED
---------------------                                       ---------- ---------- --------- ------------
Premiums...................................................  $  919.9   $ 148.2    $   0.4    $1,068.5
Net investment income......................................     522.0     245.8      180.5       948.3
Net investment gains (losses)..............................    (424.9)   (154.1)    (357.7)     (936.7)
Policy fees and other income...............................     345.1     167.7       94.9       607.7
                                                             --------   -------    -------    --------
   Total revenues..........................................   1,362.1     407.6      (81.9)    1,687.8
                                                             --------   -------    -------    --------
Benefits and other changes in policy reserves..............     773.4     365.2        0.2     1,138.8
Interest credited..........................................     219.2      77.1      154.4       450.7
Acquisition and operating expenses, net of deferrals.......     163.2      85.7       21.3       270.2
Amortization of deferred acquisition costs and intangibles.     116.4     124.2        3.4       244.0
Interest expense...........................................     168.1        --         --       168.1
                                                             --------   -------    -------    --------
   Total benefits and expenses.............................   1,440.3     652.2      179.3     2,271.8
                                                             --------   -------    -------    --------
Income (loss) before income taxes and equity in net income
  (loss) of unconsolidated subsidiary......................     (78.2)   (244.6)    (261.2)     (584.0)
Provision (benefit) for income taxes.......................     (26.5)    (91.8)     (94.0)     (212.3)
                                                             --------   -------    -------    --------
Income (loss) before equity in net income (loss) of
  unconsolidated subsidiary................................     (51.7)   (152.8)    (167.2)     (371.7)
Equity in net income (loss) of unconsolidated subsidiary...        --        --      (37.6)      (37.6)
                                                             --------   -------    -------    --------
Net income (loss)..........................................  $  (51.7)  $(152.8)   $(204.8)   $ (409.3)
                                                             ========   =======    =======    ========

(19) COMMITMENTS AND CONTINGENCIES

   (a) Litigation

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict, nor to determine the ultimate outcomes of all pending investigations and legal proceedings, nor to provide reasonable ranges of potential losses.

   (b) Commitments

   As of December 31, 2010, we were committed to fund $36.4 million in limited partnership investments.

   On February 14, 2011, Genworth issued a $100 million letter of credit under its credit facilities for the benefit of Brookfield to support the reinsurance of statutory reserves assumed from us. This letter of credit replaced another letter of credit for the same amount which matured in February 2011 and was provided by a third-party bank.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


   On April 28, 2010, GLAIC entered into a reinsurance treaty with River Lake VIII, a subsidiary of GLAIC, effective April 1, 2010 (the "Reinsurance Treaty II"). In conjunction with the Reinsurance Treaty II, on April 28, 2010, River Lake VIII delivered to GLAIC a $525.0 million conditional letter of credit issued by a third-party bank.

   On April 7, 2009, GLAIC entered into a reinsurance treaty with River Lake VII, a subsidiary of GLAIC, effective January 1, 2009 (the "Reinsurance Treaty I"). In conjunction with the Reinsurance Treaty I, on April 7, 2009, River Lake VII delivered to GLAIC a $580.0 million conditional letter of credit issued by a third-party bank.

   On December 30, 2008, GLAIC entered into a reinsurance treaty with River Lake VI, a subsidiary of GLAIC, effective October 1, 2008 (the "Reinsurance Treaty"). In conjunction with the Reinsurance Treaty, on December 30, 2008, River Lake VI delivered to GLAIC a $200.0 million conditional letter of credit issued by a third-party bank.

   (c) Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which were funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $272.1 million as of December 31, 2010.

(20) INVESTMENT IN UNCONSOLIDATED SUBSIDIARY

   Our investment in GLICNY is recorded under the equity method of accounting. As of December 31, 2010 and 2009, the carrying value of our investment in GLICNY was $418.1 million and $381.4 million, respectively, and was included in other invested assets.

   The tables below provide summarized financial information for GLICNY:

                                        YEARS ENDED DECEMBER 31,
                                        ---------------------
                 (AMOUNTS IN MILLIONS)   2010     2009    2008
                 ---------------------  ------   ------ -------
                 Net investment income. $316.6   $298.4 $ 314.1
                 Total revenues........ $524.3   $411.1 $ 325.0
                 Net income (loss)..... $ 57.9   $ 12.8 $(108.9)

                                             AS OF DECEMBER 31,
                                             ------------------
                 (AMOUNTS IN MILLIONS)         2010      2009
                 ---------------------       --------- --------
                 Total assets............... $10,156.3 $9,686.7
                 Total liabilities.......... $ 8,945.0 $8,581.1
                 Total stockholders' equity. $ 1,211.3 $1,105.6

                                    PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (A) FINANCIAL STATEMENTS

   All required financial statements are included in Part B of this Registration Statement.

   (B) EXHIBITS

 (1)(a)     Resolution of Board of Directors of The Life Insurance Company of
            Virginia authorizing the establishment of GE Life & Annuity Separate
            Account 4. Previously filed on April 28, 2000 with Post-Effective
            Amendment No. 19 to Form N-4 for GE Life & Annuity Separate Account
            4, Registration No. 033-76334.

 (1)(a)(i)  Resolution of the Board of Directors of GE Life and Annuity Assurance
            Company authorizing the change in name of Life Of Virginia Separate
            Account 4 to GE Life & Annuity Separate Account 4. Previously filed on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE
            Life & Annuity Separate Account 4, Registration No. 333-31172.

 (1)(b)     Resolution of the Board of Directors of GE Life and Annuity Assurance
            Company authorizing the change in name of GE Life and Annuity
            Assurance Company to Genworth Life and Annuity Insurance Company.
            Previously filed on January 3, 2006 with Post-Effective Amendment No.
            24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

 (1)(b)(i)  Resolution of the Board of Directors of GE Life and Annuity Assurance
            Company authorizing the change in name GE Life & Annuity Separate
            Account 4 to Genworth Life & Annuity VA Separate Account 1.
            Previously filed on January 3, 2006 with Post-Effective Amendment No.
            24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

 (2)        Not Applicable.

 (3)(a)     Underwriting Agreement dated December 1, 2001 between GE Life and
            Annuity Assurance Company and Capital Brokerage Corporation.
            Previously filed on September 13, 2002 with Post-Effective No. 4 to
            Form N-4 for GE Life & Annuity Separate Account 4, Registration
            No. 333-47732.

    (b)     Dealer Sales Agreement. Previously filed on September 13, 2002 with
            Post-Effective No. 4 to Form N-4 for GE Life & Annuity Separate
            Account 4, Registration No. 333-47732.

 (4)        Form of contract. Previously filed on June 21, 2002 with
            Post-Effective Amendment No. 2 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-47732.

 (4)(a)     GE Life and Annuity Assurance Company Guarantee Account Rider.
            Previously filed on June 24, 2003 with Post-Effective Amendment No. 6 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
            No. 333-47732.

 (4)(b)     Guaranteed Income Rider. Previously filed on December 3, 2003 with
            Post-Effective Amendment No. 13 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-31172.

 (4)(b)(i)  Guaranteed Income Rider. Previously filed on April 27, 2005 with
            Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-31172.
 (4)(c)(i)  Payment Protection Rider. Previously filed on February 23, 2004 with
            Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-47732.

 (4)(c)(ii) Payment Protection with Commutation Immediate and Deferred Variable
            Annuity Rider. Previously filed on September 1, 2006 with
            Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
            Annuity VA Separate Account 1, Registration No. 333-47732.


 (4)(d)      Guaranteed Minimum Withdrawal Benefit Rider. Previously filed on
             February 23, 2004 with Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-47732.

 (4)(e)(i) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on July 29, 2005 with Post-Effective Amendment No. 18 to Form
             N-4 for GE Life & Annuity Separate Account 4, Registration
             No. 333-47732.

 (4)(e)(ii) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on September 1, 2006 with Post-Effective Amendment No. 24 to
             Form N-4 for Genworth Life & Annuity VA Separate Account 1,
             Registration No. 333-47732.

 (4)(e)(iii) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
             filed on April 23, 2007 with Post-Effective Amendment No. 27 to Form
             N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
             No. 333-47732.

 (4)(e)(iv) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on November 27, 2007 with Post-Effective Amendment No. 30 to
             Form N-4 for Genworth Life & Annuity VA Separate Account 1,
             Registration No. 333-47732.

 (4)(e)(v) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on June 27, 2008 with Post-Effective Amendment No. 32 to Form
             N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
             No. 333-47732.

 (4)(f)(i) IRA Endorsement P5364 8/07. Previously filed on November 27, 2007 with Post-Effective Amendment No. 30 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 1, Registration No. 333-47732.

 (4)(f)(ii)  Roth IRA Endorsement P5365 8/07. Previously filed on November 27,
             2007 with Post-Effective Amendment No. 30 to Form N-4 for Genworth
             Life & Annuity VA Separate Account 1, Registration No. 333-47732.

 (5)         Form of Application. Previously filed on April 27, 2006 with
             Post-Effective Amendment No. 22 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 1, Registration No. 333-47732.

 (6)(a)      Amended and Restated Articles of Incorporation of Genworth Life and
             Annuity Insurance Company. Previously filed on January 3, 2006 with
             Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 1, Registration No. 333-31172.

    (b) By-Laws of Genworth Life and Annuity Insurance Company. Previously filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
             N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
             No. 333-31172.

 (7)         Reinsurance Agreements. Previously filed on April 30, 2004 with Post
             Effective Amendment No. 12 to Form N-4 for GE Life & Annuity Separate
             Account 4, Registration No. 333-47732.

 (7)(a)      Reinsurance Agreements. Previously filed on April 26, 2010 with
             Post-Effective Amendment No. 37 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 1, Registration No. 333-47732.

 (8)(a)(i)   Amended and Restated Fund Participation Agreement among Variable
             Insurance Products Funds, Fidelity Distributors Corporation and
             Genworth Life and Annuity Insurance Company. Previously filed on
             April 25, 2008 with Post-Effective Amendment No. 31 to Form N-4 for
             Genworth Life & Annuity VA Separate Account 1, Registration
             No. 333-47732.

    (a)(ii) First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
             Corporation and Genworth Life and Annuity Insurance Company.
             Previously filed on April 25, 2008 with Post-Effective Amendment
             No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
             Registration No. 333-47732.


    (b)    Agreement between Oppenheimer Variable Account Funds, Oppenheimer
           Management Corporation, and GE Life and Annuity Assurance Company.
           Previously filed with Post-Effective Amendment No. 9 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 033-76334.

    (b)(i) Amendment to Agreement between Oppenheimer Variable Account Funds,
           Oppenheimer Management Corporation, and GE Life and Annuity Assurance
           Company. Previously filed with Post-Effective Amendment No. 9 to Form
           N-4 for GE Life & Annuity Separate Account 4, Registration
           No. 033-76334.

    (c)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company, Genworth Variable Insurance Trust and Genworth
           Financial Wealth Management, Inc. Previously filed on April 27, 2009 with Post-Effective Amendment No. 35 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-47732.

    (d) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

    (e)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Federated Insurance Series. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 27 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47732.

    (f)    [Reserved.]

    (g)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Legg Mason Partners Variable Equity Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-47732.

    (h)    Participation Agreement between GE Investments Funds, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           September 1, 2006 with Post-Effective Amendment No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-47732.

    (i)    Participation Agreement between AIM Variable Insurance Series and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

    (i)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AIM Variable Insurance Funds.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-47732.

    (j)    Participation Agreement between Alliance Variable Products Series
           Fund, Inc. and GE Life and Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-31172.

    (j)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 23, 2007 with
           Post-Effective Amendment No. 27 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-47732.

    (k)    Participation Agreement between MFS Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.


    (k)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and MFS Variable Insurance Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-47732.

    (l)    Participation Agreement between PIMCO Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

    (l)(i) Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 27 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47732.

    (m)    Participation Agreement between Rydex Variable Trust and GE Life and
           Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

    (n)    Participation Agreement between The Prudential Series Fund, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 27 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-47732.

    (o)    Participation Agreement between Van Kampen Life Investment Trust and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 27 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47732.

    (p)    [Reserved.]

    (q)    Participation Agreement between Nations Separate Account Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 30,
           2004 with Post Effective Amendment No. 12 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-47732.

    (r)    Participation Agreement between FAM Variable Series Funds, Inc.
           (formerly, Merrill Lynch Variable Series Funds, Inc.) and GE Life and
           Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

    (r)(i) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 25, 2008 with Post-Effective Amendment No. 31 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47732.

    (s) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and Annuity Assurance Company. Previously filed on
           November 1, 2004 with Post-Effective Amendment No. 14 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-47732.

    (t)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed on April 27, 2006 with Post-Effective Amendment No. 22 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-47732.

    (u)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and American Century Investment Services, Inc.
           regarding American Century Variable Portfolios II, Inc. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for Genworth
           Life & Annuity VA Separate Account 1, Registration No. 333-31172.


    (v)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Eaton Vance Variable Trust. Previously filed with Post-Effective Amendment No. 6 to Form N-6 for Genworth Life &
           Annuity VL Separate Account 1, Registration No. 333-72572.

    (v)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 27 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47732.

    (w)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and The Universal Institutional Funds, Inc.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-47732.

    (x)    [Reserved.]

    (y)    Form of Participation Agreement between Goldman Sachs Variable
           Insurance Trust and Genworth Life and Annuity Insurance Company.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-47732.

    (y)(i) Amendment to Participation Agreement between Goldman Sachs Variable
           Insurance Trust and Genworth Life and Annuity Insurance Company.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-47732.

    (z)    Fund Participation Agreement between Wells Fargo Variable Trust and
           Genworth Life and Annuity Insurance Company. Filed herewith.

    (aa) Form of Fund Participation Agreement Amendment between Genworth Life and Annuity Insurance Company and Fund Company to distribute summary prospectuses pursuant to Rule 498. Filed herewith.

 (9) Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Filed herewith.

 (10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

 (11)      Not Applicable.

 (12)      Not Applicable.

 (13) Schedule Showing Computation for Performance Data. Previously filed on June 21, 2002 with Post-Effective Amendment No. 2 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-47732.

 (14)      Power of Attorney. Filed herewith.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Thomas M. Stinson       Director, Chairman of the Board, President and Chief
                        Executive Officer
Paul A. Haley           Director, Senior Vice President and Chief Actuary
Ronald P. Joelson(2)    Director, Senior Vice President and Chief Investment Officer
Leon E. Roday(1)        Director and Senior Vice President
Matthew P. Clark        Director, Vice President and Appointed Actuary
John G. Apostle, II(1)  Vice President and Chief Compliance Officer
Thomas E. Duffy         Senior Vice President, General Counsel and Secretary
Kevin E. Walker         Senior Vice President and Chief Financial Officer
James H. Reinhart       Senior Vice President
Patrick B. Kelleher(1)  Senior Vice President
Jac J. Amerell          Vice President and Controller
Gary T. Prizzia(1)      Treasurer


   The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

   (1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

   (2) The principal business address is Genworth Financial, Inc., 3001 Summer St., 2nd Floor, Stamford, Connecticut 06905.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


                                  [FLOW CHART]

ITEM 27.  NUMBER OF CONTRACT OWNERS


   There were 7,196 owners of Qualified Contracts and 7,209 owners of Non-Qualified Contracts as of March 21, 2011.


ITEM 28.  INDEMNIFICATION

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

ITEM 29.  PRINCIPAL UNDERWRITER

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3, Genworth Life & Annuity VA Separate Account 4 and Genworth Life and Annuity Insurance Company.

   (b)


         NAME                   ADDRESS             POSITIONS AND OFFICES WITH UNDERWRITER
         ----                    -------            --------------------------------------
John G. Apostle, II.... 6620 W. Broad St.         Director, President and Chief Executive
                        Richmond, VA 23230        Officer
Thomas E. Duffy........ 6610 W. Broad St.         Director and Vice President
                        Richmond, VA 23230
Elizabeth M. O'Brien... 6610 W. Broad St.         Director
                        Richmond, VA 2320
Patrick B. Kelleher.... 6620 W. Broad St.         Senior Vice President
                        Richmond, VA 23230
Edward J. Wiles, Jr.... 3001 Summer St.,          Senior Vice President
                        2nd Floor
                        Stamford, CT 06905
Scott E. Wolfe......... 6620 W. Broad Street      Senior Vice President and Chief Compliance
                        Richmond, VA 23230        Officer
Kevin E. Walker........ 6610 W. Broad Street      Chief Financial Officer
                        Richmond, Virginia 23230
Vidal J. Torres, Jr.... 6610 W. Broad St.         Secretary
                        Richmond, VA 23230
Jac J. Amerell......... 6610 W. Broad St.         Vice President and Controller
                        Richmond, VA 23230
Gary T. Prizzia........ 6620 W. Broad Street      Treasurer
                        Richmond, VA 23230
Linda C. Bagnell....... 6610 W. Broad St.         Financial & Operations Principal
                        Richmond, VA 23230


   (c)


                                     (2)
            (1)                NET UNDERWRITING      (3)           (4)
          NAME OF               DISCOUNTS AND   COMPENSATION    BROKERAGE      (5)
    PRINCIPAL UNDERWRITER        COMMISSIONS    ON REDEMPTION  COMMISSIONS COMPENSATION
    ---------------------      ---------------- -------------  ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable     10%     $59.7 million


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

ITEM 31.  MANAGEMENT SERVICES

   Not Applicable.

ITEM 32.  UNDERTAKINGS

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 27th day of April, 2011.



                                   GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                                   (Registrant)

                                   By:            /s/  PAUL A. HALEY
                                        -------------------------------------
                                                     PAUL A. HALEY
                                                 SENIOR VICE PRESIDENT

                                   GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                   (Depositor)

                                   By:            /S/  PAUL A. HALEY
                                        -------------------------------------
                                                     PAUL A. HALEY
                                                 SENIOR VICE PRESIDENT


   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


             NAME                        TITLE                   DATE
              ----                       -----                   ----

    /s/  THOMAS M. STINSON*  Director, Chairman of the      April 27, 2011
    ------------------------   Board, President and Chief
       THOMAS M. STINSON       Executive Officer

    /s/  RONALD P. JOELSON*  Director, Senior Vice          April 27, 2011
    ------------------------   President and Chief
       RONALD P. JOELSON       Investment Officer

      /s/  PAUL A. HALEY*    Director, Senior Vice          April 27, 2011
    ------------------------   President and Chief Actuary
         PAUL A. HALEY

      /S/  LEON E. RODAY*    Director and Senior Vice       April 27, 2011
    ------------------------   President
         LEON E. RODAY

    /S/  MATTHEW P. CLARK*   Director, Vice President and   April 27, 2011
    ------------------------   Appointed Actuary
       MATTHEW P. CLARK

     /S/  KEVIN E. WALKER*   Senior Vice President and      April 27, 2011
    ------------------------   Chief Financial Officer
        KEVIN E. WALKER

     /S/  JAC J. AMERELL*    Vice President and Controller  April 27, 2011
    ------------------------
        JAC J. AMERELL



*By:  /s/  PAUL A. HALEY   , pursuant to Power of Attorney  April 27, 2011
      -------------------    executed on April 1, 2011.
         PAUL A. HALEY